UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08239

ProFunds
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000, Bethesda, MD			20814
(Address of principal executive offices)			(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2012

Item 1. Reports to Stockholders.

CLASSIC PROFUNDS VP

Bull

Mid-Cap

Small-Cap

Dow 30

NASDAQ-100

Large-Cap Value

Large-Cap Growth

Mid-Cap Value

Mid-Cap Growth

Small-Cap Value

Small-Cap Growth

Asia 30

Europe 30

International

Emerging Markets

Japan

ULTRA PROFUNDS VP

UltraBull

UltraMid-Cap

UltraSmall-Cap

UltraNASDAQ-100

INVERSE PROFUNDS VP

Bear

Short Mid-Cap

Short Small-Cap

Short Dow 30

Short NASDAQ-100

Short International

Short Emerging Markets

UltraShort Dow 30

UltraShort NASDAQ-100

SECTOR PROFUNDS VP

Banks

Basic Materials

Biotechnology

Consumer Goods

Consumer Services

Financials

Health Care

Industrials

Internet

Oil & Gas

Pharmaceuticals

Precious Metals

Real Estate

Semiconductor

Technology

Telecommunications

Utilities

NON-EQUITY PROFUNDS VP

U.S. Government Plus

Rising Rates Opportunity

Falling U.S. Dollar

MONEY MARKET PROFUND VP

Money Market

JUNE 30, 2012

Semiannual Report

Table of Contents

1	Message from the Chairman
3	Financial Statements and Financial Highlights
4	ProFund VP Bull
13	ProFund VP Mid-Cap
17	ProFund VP Small-Cap
31	ProFund VP Dow 30
35	ProFund VP NASDAQ-100
40	ProFund VP Large-Cap Value
48	ProFund VP Large-Cap Growth
55	ProFund VP Mid-Cap Value
62	ProFund VP Mid-Cap Growth
69	ProFund VP Small-Cap Value
78	ProFund VP Small-Cap Growth
86	ProFund VP Asia 30
91	ProFund VP Europe 30
96	ProFund VP International
100	ProFund VP Emerging Markets
105	ProFund VP Japan
109	ProFund VP UltraBull
118	ProFund VP UltraMid-Cap
126	ProFund VP UltraSmall-Cap
140	ProFund VP UltraNASDAQ-100
145	ProFund VP Bear
149	ProFund VP Short Mid-Cap
153	ProFund VP Short Small-Cap
157	ProFund VP Short Dow 30
161	ProFund VP Short NASDAQ-100
165	ProFund VP Short International
169	ProFund VP Short Emerging Markets
173	ProFund VP UltraShort Dow 30
177	ProFund VP UltraShort NASDAQ-100
181	ProFund VP Banks
186	ProFund VP Basic Materials
191	ProFund VP Biotechnology
195	ProFund VP Consumer Goods
200	ProFund VP Consumer Services
206	ProFund VP Financials
212	ProFund VP Health Care
217	ProFund VP Industrials
224	ProFund VP Internet
228	ProFund VP Oil & Gas
233	ProFund VP Pharmaceuticals
237	ProFund VP Precious Metals
241	ProFund VP Real Estate
246	ProFund VP Semiconductor
250	ProFund VP Technology
255	ProFund VP Telecommunications
259	ProFund VP Utilities
264	ProFund VP U.S. Government Plus
268	ProFund VP Rising Rates Opportunity
272	ProFund VP Falling U.S. Dollar
277	ProFund VP Money Market
281	Notes to Financial Statements
303	Expense Examples

Message from the Chairman

Dear Shareholder:

I am pleased to present the Semiannual Report to shareholders of ProFunds VP for the six months ended June 30, 2012.

Equity Markets Rise

U.S. equity markets delivered strong returns during the six-month period ended June 30, 2012. Markets rose despite considerable volatility in the second quarter, as the European debt crisis escalated and disappointing economic reports raised concerns about the global growth outlook. For the six months ended June 30, the S&P 500® rose 9.5%. Mid- and small-cap stocks also performed well, with the S&P MidCap 400® up 7.9% and the Russell 2000® Index up 8.5%.

With the exception of the oil and gas sector, which lost 2.5% for the six-month period, all major industry sectors delivered positive returns, as measured by the Dow Jones U.S. Industry IndexesSM. The telecom, consumer services, financials, technology and health care sectors were all strong performers, with returns in the double digits. Among those delivering single-digit returns, the basic materials sector was the weakest, returning 1.7%.

Foreign equity markets delivered positive returns during the period, though they were much weaker than those of U.S. markets. The MSCI All Country World ex US Index returned 0.8%, the MSCI EAFE Index gained 3.4% and the MSCI Europe Index was up 3.0%. Emerging markets had the strongest performance among major international markets, with a return of 4.1% for the period, as measured by the MSCI Emerging Markets Index. The U.S. dollar gained 1.8% against the basket of major currencies that comprise the U.S. Dollar Index.

Fixed Income Markets Resilient

U.S. fixed income markets continued to rise. The Barclays U.S. Aggregate Bond Index® gained 2.4% for the six-month period ended June 30, 2012. Corporate credit markets were the best performers, as reflected by the Markit iBoxx® $ Liquid Investment Grade Index, up 5.7%, and the Markit iBoxx® $ Liquid High Yield Index, up 6.2%. Treasurys, as measured by the Ryan Labs Treasury 10 and 30 Year Indexes, rose 3.4% and 4.2%, respectively.

Whatever your view on the market, our innovative array of funds provides advanced investment strategies to help you manage risk and potentially enhance returns. To learn more, please visit us at ProFunds.com.

We appreciate your trust and confidence in ProFunds.

Sincerely,

Michael L. Sapir

Chairman of the Board of Trustees

1

This Page Intentionally Left Blank

Financial Statements and Financial Highlights

4 :: ProFund VP Bull :: Financial Statements

Investment Objective: The ProFund VP Bull seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2012

Market Exposure

Investment Type	% of Net Assets
Equity Securities	59%
Futures Contracts	13%
Swap Agreements	27%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	2.6%
Exxon Mobil Corp.	1.9%
Microsoft Corp.	1.1%
International Business Machines Corp.	1.1%
General Electric Co.	1.1%

S&P 500 — Composition

% of Index
Consumer Non-Cyclical	22%
Technology	15%
Financial	15%
Energy	11%
Communications	11%
Industrial	10%
Consumer Cyclical	9%
Utilities	4%
Basic Materials	3%

Schedule of Portfolio Investments (unaudited)

Common Stocks (59.4%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	2,365	$211,904
Abbott Laboratories (Pharmaceuticals)	5,375	346,526
Abercrombie & Fitch Co.—Class A (Retail)	301	10,276
Accenture PLC—Class A (Computers)	2,193	131,777
ACE, Ltd. (Insurance)	1,161	86,065
Adobe Systems, Inc.* (Software)	1,677	54,284
Advanced Micro Devices, Inc.* (Semiconductors)	2,021	11,580
Aetna, Inc. (Healthcare-Services)	1,204	46,679
AFLAC, Inc. (Insurance)	1,591	67,761
Agilent Technologies, Inc. (Electronics)	1,204	47,245
AGL Resources, Inc. (Gas)	387	14,996
Air Products & Chemicals, Inc. (Chemicals)	731	59,014
Airgas, Inc. (Chemicals)	258	21,675
Akamai Technologies, Inc.* (Internet)	602	19,114
Alcoa, Inc. (Mining)	3,655	31,981
Alexion Pharmaceuticals, Inc.* (Biotechnology)	645	64,048
Allegheny Technologies, Inc. (Iron/Steel)	387	12,341
Allergan, Inc. (Pharmaceuticals)	1,032	95,532
Allstate Corp. (Insurance)	1,677	58,846
Alpha Natural Resources, Inc.* (Coal)	774	6,742
Altera Corp. (Semiconductors)	1,118	37,833
Altria Group, Inc. (Agriculture)	6,966	240,675
Amazon.com, Inc.* (Internet)	1,247	284,752
Ameren Corp. (Electric)	817	27,402
American Electric Power, Inc. (Electric)	1,634	65,197
American Express Co. (Diversified Financial Services)	3,440	200,242
American International Group, Inc.* (Insurance)	2,193	70,373
American Tower Corp. (REIT)	1,333	93,190
Ameriprise Financial, Inc. (Diversified Financial Services)	731	38,202
AmerisourceBergen Corp. (Pharmaceuticals)	860	33,841
Amgen, Inc. (Biotechnology)	2,666	194,725
Amphenol Corp.—Class A (Electronics)	559	30,700
Anadarko Petroleum Corp. (Oil & Gas)	1,720	113,864
Analog Devices, Inc. (Semiconductors)	1,032	38,875
Aon PLC (Insurance)	1,118	52,300
Apache Corp. (Oil & Gas)	1,333	117,157
Apartment Investment and Management Co.— Class A (REIT)	473	12,785
Apollo Group, Inc.—Class A* (Commercial Services)	387	14,006
Apple Computer, Inc.* (Computers)	3,182	1,858,288
Applied Materials, Inc. (Semiconductors)	4,386	50,264
Archer-Daniels-Midland Co. (Agriculture)	2,236	66,007
Assurant, Inc. (Insurance)	301	10,487
AT&T, Inc. (Telecommunications)	20,038	714,555
Autodesk, Inc.* (Software)	774	27,082
Automatic Data Processing, Inc. (Commercial Services)	1,677	93,342
AutoNation, Inc.* (Retail)	129	4,551
AutoZone, Inc.* (Retail)	86	31,577
AvalonBay Communities, Inc. (REIT)	344	48,669
Avery Dennison Corp. (Household Products/Wares)	344	9,405
Avon Products, Inc. (Cosmetics/Personal Care)	1,462	23,699
Baker Hughes, Inc. (Oil & Gas Services)	1,505	61,855
Ball Corp. (Packaging & Containers)	516	21,182
Bank of America Corp. (Banks)	36,808	301,089
Bank of New York Mellon Corp. (Banks)	4,085	89,666
Bard (C.R.), Inc. (Healthcare-Products)	301	32,339
Baxter International, Inc. (Healthcare-Products)	1,892	100,560
BB&T Corp. (Banks)	2,408	74,287
Beam, Inc. (Beverages)	559	34,932
Becton, Dickinson & Co. (Healthcare-Products)	688	51,428
Bed Bath & Beyond, Inc.* (Retail)	774	47,833
Bemis Co., Inc. (Packaging & Containers)	344	10,781
Berkshire Hathaway, Inc.—Class B* (Insurance)	6,020	501,647
Best Buy Co., Inc. (Retail)	946	19,828
Big Lots, Inc.* (Retail)	215	8,770
Biogen Idec, Inc.* (Biotechnology)	817	117,958
BlackRock, Inc. (Diversified Financial Services)	430	73,023
BMC Software, Inc.* (Software)	559	23,858
Boeing Co. (Aerospace/Defense)	2,580	191,694
BorgWarner, Inc.* (Auto Parts & Equipment)	387	25,383
Boston Properties, Inc. (REIT)	516	55,919
Boston Scientific Corp.* (Healthcare-Products)	4,902	27,794
Bristol-Myers Squibb Co. (Pharmaceuticals)	5,762	207,144
Broadcom Corp.—Class A (Semiconductors)	1,677	56,683

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Bull :: 5

Common Stocks, continued

	Shares	Value
Brown-Forman Corp. (Beverages)	344	$33,316
C.H. Robinson Worldwide, Inc. (Transportation)	559	32,718
CA, Inc. (Software)	1,204	32,616
Cablevision Systems Corp. NY—Class A (Media)	731	9,715
Cabot Oil & Gas Corp. (Oil & Gas)	731	28,801
Cameron International Corp.* (Oil & Gas Services)	860	36,731
Campbell Soup Co. (Food)	602	20,095
Capital One Financial Corp. (Banks)	1,978	108,117
Cardinal Health, Inc. (Pharmaceuticals)	1,204	50,568
CareFusion Corp.* (Healthcare-Products)	774	19,876
CarMax, Inc.* (Retail)	774	20,078
Carnival Corp.—Class A (Leisure Time)	1,548	53,050
Caterpillar, Inc. (Machinery-Construction & Mining)	2,236	189,859
CBRE Group, Inc.—Class A* (Real Estate)	1,118	18,290
CBS Corp.—Class B (Media)	2,236	73,296
Celgene Corp.* (Biotechnology)	1,505	96,561
CenterPoint Energy, Inc. (Gas)	1,462	30,220
CenturyLink, Inc. (Telecommunications)	2,107	83,205
Cerner Corp.* (Software)	516	42,653
CF Industries Holdings, Inc. (Chemicals)	215	41,654
Chesapeake Energy Corp. (Oil & Gas)	2,279	42,389
Chevron Corp. (Oil & Gas)	6,751	712,230
Chipotle Mexican Grill, Inc.* (Retail)	129	49,014
CIGNA Corp. (Healthcare-Services)	989	43,516
Cincinnati Financial Corp. (Insurance)	559	21,281
Cintas Corp. (Textiles)	387	14,942
Cisco Systems, Inc. (Telecommunications)	18,318	314,520
Citigroup, Inc. (Banks)	10,019	274,621
Citrix Systems, Inc.* (Software)	645	54,141
Cliffs Natural Resources, Inc. (Iron/Steel)	473	23,314
Clorox Co. (Household Products/Wares)	430	31,158
CME Group, Inc. (Diversified Financial Services)	215	57,644
CMS Energy Corp. (Electric)	903	21,221
Coach, Inc. (Apparel)	989	57,837
Coca-Cola Co. (Beverages)	7,697	601,828
Coca-Cola Enterprises, Inc. (Beverages)	1,032	28,937
Cognizant Technology Solutions Corp.* (Computers)	1,032	61,920
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,634	170,099
Comcast Corp.—Class A (Media)	9,202	294,188
Comerica, Inc. (Banks)	688	21,128
Computer Sciences Corp. (Computers)	516	12,807
ConAgra Foods, Inc. (Food)	1,419	36,795
ConocoPhillips (Oil & Gas)	4,300	240,284
CONSOL Energy, Inc. (Coal)	774	23,406
Consolidated Edison, Inc. (Electric)	989	61,506
Constellation Brands, Inc.* (Beverages)	559	15,127
Cooper Industries PLC—Class A (Miscellaneous Manufacturing)	559	38,113
Corning, Inc. (Telecommunications)	5,203	67,275
Costco Wholesale Corp. (Retail)	1,462	138,890
Coventry Health Care, Inc. (Healthcare-Services)	473	15,037
Covidien PLC (Healthcare-Products)	1,634	87,419
Crown Castle International Corp.* (Telecommunications)	860	50,448
CSX Corp. (Transportation)	3,569	79,803
Cummins, Inc. (Machinery-Diversified)	645	62,507
CVS Caremark Corp. (Retail)	4,386	204,958
D.R. Horton, Inc. (Home Builders)	946	17,387
Danaher Corp. (Miscellaneous Manufacturing)	1,978	103,014
Darden Restaurants, Inc. (Retail)	430	21,771
DaVita, Inc.* (Healthcare-Services)	301	29,561
Dean Foods Co.* (Food)	645	10,984
Deere & Co. (Machinery-Diversified)	1,376	111,277
Dell, Inc.* (Computers)	5,074	63,526
Denbury Resources, Inc.* (Oil & Gas)	1,333	20,142
DENTSPLY International, Inc. (Healthcare-Products)	473	17,884
Devon Energy Corp. (Oil & Gas)	1,376	79,794
DeVry, Inc. (Commercial Services)	215	6,659
Diamond Offshore Drilling, Inc. (Oil & Gas)	258	15,256
DIRECTV—Class A* (Media)	2,236	109,162
Discover Financial Services (Diversified Financial Services)	1,806	62,451
Discovery Communications, Inc.—Class A* (Media)	860	46,440
Dollar Tree, Inc.* (Retail)	774	41,641
Dominion Resources, Inc. (Electric)	1,935	104,490
Dover Corp. (Miscellaneous Manufacturing)	645	34,578
Dr. Pepper Snapple Group, Inc. (Beverages)	731	31,981
DTE Energy Co. (Electric)	602	35,717
Duke Energy Corp. (Electric)	4,558	105,107
Dun & Bradstreet Corp. (Software)	172	12,241
E*TRADE Financial Corp.* (Diversified Financial Services)	860	6,914
E.I. du Pont de Nemours & Co. (Chemicals)	3,182	160,914
Eastman Chemical Co. (Chemicals)	473	23,825
Eaton Corp. (Miscellaneous Manufacturing)	1,161	46,010
eBay, Inc.* (Internet)	3,913	164,385
Ecolab, Inc. (Chemicals)	989	67,776
Edison International (Electric)	1,118	51,652
Edwards Lifesciences Corp.* (Healthcare-Products)	387	39,977
Electronic Arts, Inc.* (Software)	1,075	13,276
Eli Lilly & Co. (Pharmaceuticals)	3,483	149,456
EMC Corp.* (Computers)	7,181	184,049
Emerson Electric Co. (Electrical Components & Equipment)	2,494	116,171
Entergy Corp. (Electric)	602	40,870
EOG Resources, Inc. (Oil & Gas)	903	81,369
EQT Corp. (Oil & Gas)	516	27,673
Equifax, Inc. (Commercial Services)	430	20,038
Equity Residential (REIT)	1,032	64,356
Exelon Corp. (Electric)	2,924	110,001
Expedia, Inc. (Internet)	301	14,469
Expeditors International of Washington, Inc. (Transportation)	731	28,326
Express Scripts Holding Co.* (Pharmaceuticals)	2,752	153,644
Exxon Mobil Corp. (Oil & Gas)	15,996	1,368,778
F5 Networks, Inc.* (Internet)	258	25,686
Family Dollar Stores, Inc. (Retail)	387	25,728
Fastenal Co. (Distribution/Wholesale)	989	39,867
Federated Investors, Inc.—Class B (Diversified Financial Services)	301	6,577
FedEx Corp. (Transportation)	1,075	98,481
Fidelity National Information Services, Inc. (Software)	817	27,843
Fifth Third Bancorp (Banks)	3,139	42,063
First Horizon National Corp. (Banks)	861	7,444
First Solar, Inc.* (Energy-Alternate Sources)	215	3,238
FirstEnergy Corp. (Electric)	1,419	69,801
Fiserv, Inc.* (Software)	473	34,160
FLIR Systems, Inc. (Electronics)	516	10,062
Flowserve Corp. (Machinery-Diversified)	172	19,737
Fluor Corp. (Engineering & Construction)	559	27,581
FMC Corp. (Chemicals)	473	25,296
FMC Technologies, Inc.* (Oil & Gas Services)	817	32,051
Ford Motor Co. (Auto Manufacturers)	13,029	124,948
Forest Laboratories, Inc.* (Pharmaceuticals)	903	31,596

See accompanying notes to the financial statements.

6 :: ProFund VP Bull :: Financial Statements

Common Stocks, continued

	Shares	Value
Fossil, Inc.* (Distribution/Wholesale)	172	$13,165
Franklin Resources, Inc. (Diversified Financial Services)	473	52,498
Freeport-McMoRan Copper & Gold, Inc. (Mining)	3,225	109,876
Frontier Communications Corp. (Telecommunications)	3,397	13,011
GameStop Corp.—Class A (Retail)	430	7,895
Gannett Co., Inc. (Media)	817	12,034
General Dynamics Corp. (Aerospace/Defense)	1,247	82,252
General Electric Co. (Miscellaneous Manufacturing)	36,206	754,533
General Mills, Inc. (Food)	2,193	84,518
Genuine Parts Co. (Distribution/Wholesale)	516	31,089
Genworth Financial, Inc.—Class A* (Insurance)	1,677	9,492
Gilead Sciences, Inc.* (Biotechnology)	2,580	132,302
Goodrich Corp. (Aerospace/Defense)	430	54,567
Google, Inc.—Class A* (Internet)	860	498,860
H & R Block, Inc. (Commercial Services)	989	15,804
Halliburton Co. (Oil & Gas Services)	3,139	89,116
Harley-Davidson, Inc. (Leisure Time)	774	35,395
Harman International Industries, Inc. (Home Furnishings)	258	10,217
Harris Corp. (Telecommunications)	387	16,196
Hartford Financial Services Group, Inc. (Insurance)	1,505	26,533
Hasbro, Inc. (Toys/Games/Hobbies)	387	13,108
HCP, Inc. (REIT)	1,419	62,649
Health Care REIT, Inc. (REIT)	731	42,617
Heinz (H.J.) Co. (Food)	1,075	58,458
Helmerich & Payne, Inc. (Oil & Gas)	387	16,827
Hess Corp. (Oil & Gas)	1,032	44,840
Hewlett-Packard Co. (Computers)	6,751	135,763
Honeywell International, Inc. (Miscellaneous Manufacturing)	2,666	148,869
Hormel Foods Corp. (Food)	473	14,389
Hospira, Inc.* (Healthcare-Products)	559	19,554
Host Hotels & Resorts, Inc. (REIT)	2,451	38,775
Hudson City Bancorp, Inc. (Savings & Loans)	1,806	11,504
Humana, Inc. (Healthcare-Services)	559	43,289
Huntington Bancshares, Inc. (Banks)	2,967	18,989
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,634	86,422
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	1,032	43,530
Integrys Energy Group, Inc. (Electric)	258	14,672
Intel Corp. (Semiconductors)	17,200	458,380
IntercontinentalExchange, Inc.* (Diversified Financial Services)	258	35,083
International Business Machines Corp. (Computers)	3,956	773,714
International Flavors & Fragrances, Inc. (Chemicals)	258	14,138
International Game Technology (Entertainment)	989	15,577
International Paper Co. (Forest Products & Paper)	1,505	43,510
Intuit, Inc. (Software)	989	58,697
Intuitive Surgical, Inc.* (Healthcare-Products)	129	71,439
Invesco, Ltd. (Diversified Financial Services)	1,548	34,985
Iron Mountain, Inc. (Commercial Services)	602	19,842
J.C. Penney Co., Inc. (Retail)	516	12,028
J.P. Morgan Chase & Co. (Banks)	13,029	465,526
Jabil Circuit, Inc. (Electronics)	602	12,239
Jacobs Engineering Group, Inc.* (Engineering & Construction)	430	16,280
JDS Uniphase Corp.* (Telecommunications)	774	8,514
Johnson & Johnson (Healthcare-Products)	9,374	633,307
Johnson Controls, Inc. (Auto Parts & Equipment)	2,322	64,343
Joy Global, Inc. (Machinery-Construction & Mining)	344	19,515
Juniper Networks, Inc.* (Telecommunications)	1,806	29,456
Kellogg Co. (Food)	860	42,424
KeyCorp (Banks)	3,268	25,294
Kimberly-Clark Corp. (Household Products/Wares)	1,333	111,665
Kimco Realty Corp. (REIT)	1,376	26,185
Kinder Morgan, Inc. (Pipelines)	1,720	55,418
KLA-Tencor Corp. (Semiconductors)	559	27,531
Kohls Corp. (Retail)	817	37,165
Kraft Foods, Inc. (Food)	6,063	234,153
Kroger Co. (Food)	1,935	44,873
L-3 Communications Holdings, Inc. (Aerospace/Defense)	344	25,459
Laboratory Corp. of America Holdings* (Healthcare-Services)	344	31,858
Lam Research Corp.* (Semiconductors)	688	25,965
Legg Mason, Inc. (Diversified Financial Services)	430	11,339
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	473	9,994
Lennar Corp.—Class A (Home Builders)	559	17,279
Leucadia National Corp. (Holding Companies-Diversified)	688	14,634
Lexmark International, Inc.—Class A (Computers)	258	6,858
Life Technologies Corp.* (Biotechnology)	602	27,084
Lincoln National Corp. (Insurance)	989	21,629
Linear Technology Corp. (Semiconductors)	774	24,249
Lockheed Martin Corp. (Aerospace/Defense)	903	78,633
Loews Corp. (Insurance)	1,032	42,219
Lorillard, Inc. (Agriculture)	430	56,739
Lowe’s Cos., Inc. (Retail)	4,042	114,954
LSI Logic Corp.* (Semiconductors)	1,935	12,326
M&T Bank Corp. (Banks)	430	35,505
Macy’s, Inc. (Retail)	1,419	48,743
Marathon Oil Corp. (Oil & Gas)	2,408	61,573
Marathon Petroleum Corp. (Oil & Gas)	1,161	52,152
Marriott International, Inc.—Class A (Lodging)	904	35,431
Marsh & McLennan Cos., Inc. (Insurance)	1,849	59,593
Masco Corp. (Building Materials)	1,204	16,699
MasterCard, Inc.—Class A (Commercial Services)	344	147,958
Mattel, Inc. (Toys/Games/Hobbies)	1,161	37,663
McCormick & Co., Inc. (Food)	473	28,687
McDonald’s Corp. (Retail)	3,483	308,350
McGraw-Hill Cos., Inc. (Media)	946	42,570
McKesson Corp. (Pharmaceuticals)	817	76,594
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	688	55,391
MeadWestvaco Corp. (Forest Products & Paper)	602	17,308
Medtronic, Inc. (Healthcare-Products)	3,569	138,227
Merck & Co., Inc. (Pharmaceuticals)	10,406	434,450
MetLife, Inc. (Insurance)	3,612	111,430
MetroPCS Communications, Inc.* (Telecommunications)	989	5,983
Microchip Technology, Inc. (Semiconductors)	645	21,337
Micron Technology, Inc.* (Semiconductors)	3,397	21,435
Microsoft Corp. (Software)	25,542	781,330
Molex, Inc. (Electrical Components & Equipment)	473	11,324

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Bull :: 7

Common Stocks, continued

	Shares	Value
Molson Coors Brewing Co.—Class B (Beverages)	516	$21,471
Monsanto Co. (Chemicals)	1,806	149,501
Monster Beverage Corp.* (Beverages)	559	39,801
Moody’s Corp. (Commercial Services)	688	25,146
Morgan Stanley Dean Witter & Co. (Banks)	5,203	75,912
Motorola Solutions, Inc. (Telecommunications)	989	47,581
Murphy Oil Corp. (Oil & Gas)	645	32,437
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,462	31,243
Nabors Industries, Ltd.* (Oil & Gas)	989	14,242
NASDAQ Stock Market, Inc. (Diversified Financial Services)	430	9,748
National Oilwell Varco, Inc. (Oil & Gas Services)	1,462	94,211
NetApp, Inc.* (Computers)	1,247	39,680
Netflix, Inc.* (Internet)	172	11,777
Newell Rubbermaid, Inc. (Housewares)	989	17,940
Newfield Exploration Co.* (Oil & Gas)	473	13,864
Newmont Mining Corp. (Mining)	1,677	81,351
News Corp.—Class A (Media)	7,181	160,064
NextEra Energy, Inc. (Electric)	1,419	97,641
NIKE, Inc.—Class B (Apparel)	1,247	109,462
NiSource, Inc. (Gas)	989	24,478
Noble Corp. (Oil & Gas)	860	27,976
Noble Energy, Inc. (Oil & Gas)	602	51,062
Nordstrom, Inc. (Retail)	559	27,777
Norfolk Southern Corp. (Transportation)	1,118	80,239
Northeast Utilities System (Electric)	1,075	41,721
Northern Trust Corp. (Banks)	817	37,598
Northrop Grumman Corp. (Aerospace/Defense)	860	54,859
NRG Energy, Inc.* (Electric)	774	13,437
Nucor Corp. (Iron/Steel)	1,075	40,743
NVIDIA Corp.* (Semiconductors)	2,107	29,119
NYSE Euronext (Diversified Financial Services)	860	21,999
O’Reilly Automotive, Inc.* (Retail)	430	36,021
Occidental Petroleum Corp. (Oil & Gas)	2,752	236,039
Omnicom Group, Inc. (Advertising)	946	45,976
ONEOK, Inc. (Pipelines)	731	30,929
Oracle Corp. (Software)	13,244	393,347
Owens-Illinois, Inc.* (Packaging & Containers)	559	10,716
PACCAR, Inc. (Auto Manufacturers)	1,204	47,185
Pall Corp. (Miscellaneous Manufacturing)	387	21,211
Parker Hannifin Corp. (Miscellaneous Manufacturing)	516	39,670
Patterson Cos., Inc. (Healthcare-Products)	301	10,375
Paychex, Inc. (Commercial Services)	1,118	35,116
Peabody Energy Corp. (Coal)	946	23,196
People’s United Financial, Inc. (Savings & Loans)	1,204	13,978
Pepco Holdings, Inc. (Electric)	774	15,147
PepsiCo, Inc. (Beverages)	5,332	376,759
PerkinElmer, Inc. (Electronics)	387	9,985
Perrigo Co. (Pharmaceuticals)	301	35,497
Pfizer, Inc. (Pharmaceuticals)	25,585	588,455
PG&E Corp. (Electric)	1,462	66,185
Philip Morris International, Inc. (Agriculture)	5,848	510,296
Phillips 66* (Oil & Gas)	2,150	71,466
Pinnacle West Capital Corp. (Electric)	387	20,023
Pioneer Natural Resources Co. (Oil & Gas)	430	37,930
Pitney Bowes, Inc. (Office/Business Equipment)	688	10,299
Plum Creek Timber Co., Inc. (Forest Products & Paper)	559	22,192
PNC Financial Services Group (Banks)	1,806	110,365
PPG Industries, Inc. (Chemicals)	516	54,758
PPL Corp. (Electric)	1,978	55,008
Praxair, Inc. (Chemicals)	1,032	112,209
Precision Castparts Corp. (Metal Fabricate/Hardware)	516	84,877
Priceline.com, Inc.* (Internet)	172	114,297
Principal Financial Group, Inc. (Insurance)	1,032	27,069
Procter & Gamble Co. (Cosmetics/Personal Care)	9,374	574,157
Progress Energy, Inc. (Electric)	1,032	62,095
Progressive Corp. (Insurance)	2,064	42,993
Prologis, Inc. (REIT)	1,591	52,869
Prudential Financial, Inc. (Insurance)	1,591	77,052
Public Service Enterprise Group, Inc. (Electric)	1,720	55,900
Public Storage, Inc. (REIT)	473	68,306
PulteGroup, Inc.* (Home Builders)	1,161	12,423
QEP Resources, Inc. (Oil & Gas)	602	18,042
Qualcomm, Inc. (Telecommunications)	5,848	325,617
Quanta Services, Inc.* (Commercial Services)	731	17,595
Quest Diagnostics, Inc. (Healthcare-Services)	559	33,484
R.R. Donnelley & Sons Co. (Commercial Services)	602	7,086
Ralph Lauren Corp. (Apparel)	215	30,113
Range Resources Corp. (Oil & Gas)	559	34,585
Raytheon Co. (Aerospace/Defense)	1,118	63,268
Red Hat, Inc.* (Software)	645	36,430
Regions Financial Corp. (Banks)	4,816	32,508
Republic Services, Inc. (Environmental Control)	1,075	28,445
Reynolds American, Inc. (Agriculture)	1,118	50,165
Robert Half International, Inc. (Commercial Services)	473	13,514
Rockwell Automation, Inc. (Machinery-Diversified)	473	31,246
Rockwell Collins, Inc. (Aerospace/Defense)	516	25,465
Roper Industries, Inc. (Machinery-Diversified)	344	33,912
Ross Stores, Inc. (Retail)	774	48,352
Rowan Cos. PLC—Class A* (Oil & Gas)	430	13,902
Ryder System, Inc. (Transportation)	172	6,194
Safeway, Inc. (Food)	817	14,829
SAIC, Inc. (Commercial Services)	946	11,466
Salesforce.com, Inc.* (Software)	473	65,397
SanDisk Corp.* (Computers)	817	29,804
SCANA Corp. (Electric)	387	18,514
Schlumberger, Ltd. (Oil & Gas Services)	4,558	295,860
Scripps Networks Interactive—Class A (Media)	301	17,115
Seagate Technology PLC (Computers)	1,247	30,838
Sealed Air Corp. (Packaging & Containers)	645	9,959
Sears Holdings Corp.* (Retail)	129	7,701
Sempra Energy (Gas)	817	56,275
Sherwin-Williams Co. (Chemicals)	301	39,837
Sigma-Aldrich Corp. (Chemicals)	430	31,790
Simon Property Group, Inc. (REIT)	1,032	160,641
SLM Corp. (Diversified Financial Services)	1,677	26,346
Snap-on, Inc. (Hand/Machine Tools)	215	13,384
Southern Co. (Electric)	2,967	137,372
Southwest Airlines Co. (Airlines)	2,623	24,184
Southwestern Energy Co.* (Oil & Gas)	1,204	38,444
Spectra Energy Corp. (Pipelines)	2,236	64,978
Sprint Nextel Corp.* (Telecommunications)	10,234	33,363
St. Jude Medical, Inc. (Healthcare-Products)	1,075	42,903
Stanley Black & Decker, Inc. (Hand/Machine Tools)	602	38,745
Staples, Inc. (Retail)	2,365	30,863
Starbucks Corp. (Retail)	2,580	137,566
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	688	36,492
State Street Corp. (Banks)	1,677	74,861
Stericycle, Inc.* (Environmental Control)	301	27,593
Stryker Corp. (Healthcare-Products)	1,118	61,602

See accompanying notes to the financial statements.

8 :: ProFund VP Bull :: Financial Statements

Common Stocks, continued

	Shares	Value
Sunoco, Inc. (Oil & Gas)	344	$16,340
SunTrust Banks, Inc. (Banks)	1,849	44,801
Symantec Corp.* (Internet)	2,451	35,809
Sysco Corp. (Food)	2,021	60,246
T. Rowe Price Group, Inc. (Diversified Financial Services)	860	54,146
Target Corp. (Retail)	2,279	132,615
TE Connectivity, Ltd. (Electronics)	1,462	46,652
TECO Energy, Inc. (Electric)	731	13,202
Tenet Healthcare Corp.* (Healthcare-Services)	1,419	7,436
Teradata Corp.* (Computers)	559	40,254
Teradyne, Inc.* (Semiconductors)	645	9,069
Tesoro Petroleum Corp.* (Oil & Gas)	473	11,806
Texas Instruments, Inc. (Semiconductors)	3,913	112,264
Textron, Inc. (Miscellaneous Manufacturing)	946	23,527
The AES Corp.* (Electric)	2,193	28,136
The Charles Schwab Corp. (Diversified Financial Services)	3,698	47,815
The Chubb Corp. (Insurance)	903	65,756
The Dow Chemical Co. (Chemicals)	4,085	128,677
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	774	41,889
The Gap, Inc. (Retail)	1,118	30,588
The Goldman Sachs Group, Inc. (Banks)	1,677	160,757
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	817	9,649
The Hershey Co. (Food)	516	37,167
The Home Depot, Inc. (Retail)	5,246	277,986
The Interpublic Group of Cos., Inc. (Advertising)	1,505	16,329
The JM Smucker Co.—Class A (Food)	387	29,226
The Limited, Inc. (Retail)	817	34,747
The Mosaic Co. (Chemicals)	1,032	56,512
The Travelers Cos., Inc. (Insurance)	1,333	85,099
The Williams Cos., Inc. (Pipelines)	2,150	61,963
Thermo Fisher Scientific, Inc. (Electronics)	1,247	64,732
Tiffany & Co. (Retail)	430	22,769
Time Warner Cable, Inc. (Media)	1,075	88,257
Time Warner, Inc. (Media)	3,268	125,818
Titanium Metals Corp. (Mining)	301	3,404
TJX Cos., Inc. (Retail)	2,537	108,913
Torchmark Corp. (Insurance)	344	17,389
Total System Services, Inc. (Commercial Services)	559	13,377
TripAdvisor, Inc.* (Internet)	344	15,373
Tyco International, Ltd. (Miscellaneous Manufacturing)	1,591	84,084
Tyson Foods, Inc.—Class A (Food)	989	18,623
U.S. Bancorp (Banks)	6,493	208,815
Union Pacific Corp. (Transportation)	1,634	194,953
United Parcel Service, Inc.—Class B (Transportation)	3,268	257,388
United States Steel Corp. (Iron/Steel)	473	9,744
United Technologies Corp. (Aerospace/Defense)	3,096	233,841
UnitedHealth Group, Inc. (Healthcare-Services)	3,526	206,271
UnumProvident Corp. (Insurance)	989	18,920
Urban Outfitters, Inc.* (Retail)	387	10,677
V.F. Corp. (Apparel)	301	40,168
Valero Energy Corp. (Oil & Gas)	1,892	45,692
Varian Medical Systems, Inc.* (Healthcare-Products)	387	23,518
Ventas, Inc. (REIT)	989	62,426
VeriSign, Inc.* (Internet)	559	24,356
Verizon Communications, Inc. (Telecommunications)	9,718	431,868
Viacom, Inc.—Class B (Media)	1,806	84,918
Visa, Inc.—Class A (Commercial Services)	1,720	212,644
Vornado Realty Trust (REIT)	645	54,167
Vulcan Materials Co. (Mining)	430	17,075
W.W. Grainger, Inc. (Distribution/Wholesale)	215	41,117
Wal-Mart Stores, Inc. (Retail)	5,891	410,721
Walgreen Co. (Retail)	2,967	87,764
Walt Disney Co. (Media)	6,106	296,141
Washington Post Co.—Class B (Media)	43	16,074
Waste Management, Inc. (Environmental Control)	1,591	53,139
Waters Corp.* (Electronics)	301	23,920
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	430	31,816
WellPoint, Inc. (Healthcare-Services)	1,118	71,317
Wells Fargo & Co. (Banks)	18,146	606,802
Western Digital Corp.* (Computers)	817	24,902
Western Union Co. (Commercial Services)	2,107	35,482
Weyerhaeuser Co. (REIT)	1,849	41,344
Whirlpool Corp. (Home Furnishings)	258	15,779
Whole Foods Market, Inc. (Food)	559	53,284
Windstream Corp. (Telecommunications)	2,021	19,523
Wisconsin Energy Corp. (Electric)	774	30,627
WPX Energy, Inc.* (Oil & Gas)	688	11,132
Wyndham Worldwide Corp. (Lodging)	516	27,214
Wynn Resorts, Ltd. (Lodging)	258	26,760
Xcel Energy, Inc. (Electric)	1,677	47,644
Xerox Corp. (Office/Business Equipment)	4,601	36,210
Xilinx, Inc. (Semiconductors)	903	30,314
XL Group PLC (Insurance)	1,075	22,618
Xylem, Inc. (Machinery-Diversified)	645	16,235
Yahoo!, Inc.* (Internet)	4,171	66,027
YUM! Brands, Inc. (Retail)	1,591	102,492
Zimmer Holdings, Inc. (Healthcare-Products)	602	38,745
Zions Bancorp (Banks)	645	12,526
TOTAL COMMON STOCKS (Cost $19,579,954)		42,066,206

Repurchase Agreements(a)(b) (38.3%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.09%–0.10%, dated 6/29/12, due 7/2/12, total to be received $27,145,212	$27,145,000	$27,145,000
TOTAL REPURCHASE AGREEMENTS (Cost $27,145,000)		27,145,000
TOTAL INVESTMENT SECURITIES (Cost $46,724,954)—97.7%		69,211,206
Net other assets (liabilities)—2.3%		1,635,162
NET ASSETS—100.0%		$70,846,368

*                      Non-income producing security

(a)               A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2012, the aggregate amount held in a segregated account was $1,899,000.

(b)              The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Bull :: 9

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts expiring 9/24/12 (Underlying notional amount at value $9,497,250)	140	$283,963

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	$13,913,649	$294,330
Equity Index Swap Agreement with UBS AG, based on the S&P 500	5,416,631	120,961
		$415,291

ProFund VP Bull invested in the following industries as of June 30, 2012:

	Value	% of Net Assets
Advertising	$62,305	0.1%
Aerospace/Defense	810,038	1.1%
Agriculture	923,882	1.3%
Airlines	24,184	NM
Apparel	237,580	0.3%
Auto Manufacturers	172,133	0.2%
Auto Parts & Equipment	99,375	0.1%
Banks	2,828,674	4.0%
Beverages	1,184,152	1.7%
Biotechnology	632,678	0.9%
Building Materials	16,699	NM
Chemicals	987,576	1.4%
Coal	53,344	0.1%
Commercial Services	689,075	1.0%
Computers	3,394,180	4.9%
Cosmetics/Personal Care	809,844	1.1%
Distribution/Wholesale	125,238	0.2%
Diversified Financial Services	739,012	1.0%
Electric	1,410,288	2.0%
Electrical Components & Equipment	127,495	0.2%
Electronics	245,535	0.3%
Energy-Alternate Sources	3,238	NM
Engineering & Construction	43,861	0.1%
Entertainment	15,577	NM
Environmental Control	109,177	0.2%
Food	788,751	1.1%
Forest Products & Paper	83,010	0.1%
Gas	125,969	0.2%
Hand/Machine Tools	52,129	0.1%
Healthcare-Products	1,416,947	2.0%
Healthcare-Services	528,448	0.7%
Holding Companies-Diversified	14,634	NM
Home Builders	47,089	0.1%
Home Furnishings	25,996	NM
Household Products/Wares	152,228	0.2%
Housewares	17,940	NM
Insurance	1,496,552	2.1%
Internet	1,274,905	1.8%
Iron/Steel	86,142	0.1%
Leisure Time	88,445	0.1%
Lodging	125,897	0.2%
Machinery-Construction & Mining	209,374	0.3%
Machinery-Diversified	274,914	0.4%
Media	1,375,792	1.9%
Metal Fabricate/Hardware	84,877	0.1%
Mining	243,687	0.3%
Miscellaneous Manufacturing	1,645,459	2.3%
Office/Business Equipment	46,509	0.1%
Oil & Gas	3,698,088	5.4%
Oil & Gas Services	609,824	0.9%
Packaging & Containers	52,638	0.1%
Pharmaceuticals	2,321,753	3.3%
Pipelines	213,288	0.3%
REIT	884,898	1.2%
Real Estate	18,290	NM
Retail	2,661,602	3.8%
Savings & Loans	25,482	NM
Semiconductors	967,224	1.4%
Software	1,657,355	2.3%
Telecommunications	2,161,115	3.1%
Textiles	14,942	NM
Toys/Games/Hobbies	50,771	0.1%
Transportation	778,102	1.1%
Other**	28,780,162	40.6%
Total	$70,846,368	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

10 :: ProFund VP Bull :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2012

ASSETS:
Total Investment Securities, at cost	$46,724,954
Securities, at value	42,066,206
Repurchase agreements, at value	27,145,000
Total Investment Securities, at value	69,211,206
Cash	720
Segregated cash balances with brokers	588,000
Dividends and interest receivable	55,139
Unrealized gain on swap agreements	415,291
Receivable for capital shares issued	932,496
Variation margin on futures contracts	243,250
Prepaid expenses	1,497
TOTAL ASSETS	71,447,599
LIABILITIES:
Payable for investments purchased	30,842
Payable for capital shares redeemed	405,869
Advisory fees payable	27,205
Management services fees payable	3,627
Administration fees payable	2,332
Administrative services fees payable	27,348
Distribution fees payable	27,054
Transfer agency fees payable	8,789
Fund accounting fees payable	5,467
Compliance services fees payable	668
Other accrued expenses	62,030
TOTAL LIABILITIES	601,231
NET ASSETS	$70,846,368
NET ASSETS CONSIST OF:
Capital	$57,044,574
Accumulated net investment income (loss)	(199,729)
Accumulated net realized gains (losses) on investments	(9,183,983)
Net unrealized appreciation (depreciation) on investments	23,185,506
NET ASSETS	$70,846,368
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,519,650
Net Asset Value (offering and redemption price per share)	$28.12

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2012

INVESTMENT INCOME:
Dividends	$445,467
Interest	14,454
TOTAL INVESTMENT INCOME	459,921
EXPENSES:
Advisory fees	297,604
Management services fees	39,680
Administration fees	16,789
Transfer agency fees	26,764
Administrative services fees	117,999
Distribution fees	99,202
Custody fees	4,613
Fund accounting fees	37,838
Trustee fees	870
Compliance services fees	496
Printing fees	48,148
Other fees	30,625
Total Gross Expenses before reductions	720,628
Less Expenses reduced by the Advisor	(53,994)
TOTAL NET EXPENSES	666,634
NET INVESTMENT INCOME (LOSS)	(206,713)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	339,093
Net realized gains (losses) on futures contracts	596,450
Net realized gains (losses) on swap agreements	2,231,956
Change in net unrealized appreciation/depreciation on investments	3,948,660
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	7,116,159
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$6,909,446

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Bull :: 11

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(206,713)	$(231,824)
Net realized gains (losses) on investments	3,167,499	(657,806)
Change in net unrealized appreciation/depreciation on investments	3,948,660	(2,973,578)
Change in net assets resulting from operations	6,909,446	(3,863,208)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	—	(1,489,584)
Change in net assets resulting from distributions	—	(1,489,584)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	122,118,724	486,798,170
Dividends reinvested	—	1,489,584
Value of shares redeemed	(153,061,072)	(489,387,591)
Change in net assets resulting from capital transactions	(30,942,348)	(1,099,837)
Change in net assets	(24,032,902)	(6,452,629)
NET ASSETS:
Beginning of period	94,879,270	101,331,899
End of period	$70,846,368	$94,879,270
Accumulated net investment income (loss)	$(199,729)	$6,984
SHARE TRANSACTIONS:
Issued	4,389,056	18,427,134
Reinvested	—	54,804
Redeemed	(5,529,749)	(18,674,998)
Change in shares	(1,140,693)	(193,060)

See accompanying notes to the financial statements.

12 :: ProFund VP Bull :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2012 (unaudited)		Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$25.92		$26.30	$23.39	$18.93	$30.90	$30.40

Investment Activities:
Net investment income (loss)(a)	(0.07)		(0.07)	(0.05)	0.03	0.16	0.19
Net realized and unrealized gains (losses) on investments	2.27		0.09 (b)	2.99	4.57	(11.68)	0.89
Total income (loss) from investment activities	2.20		0.02	2.94	4.60	(11.52)	1.08

Distributions to Shareholders From:
Net investment income	—		—	(0.03)	(0.14)	—	(0.18)
Net realized gains on investments	—		(0.40)	—	—	(0.45)	(0.40)
Total distributions	—		(0.40)	(0.03)	(0.14)	(0.45)	(0.58)

Net Asset Value, End of Period	$28.12		$25.92	$26.30	$23.39	$18.93	$30.90

Total Return	8.49	%(c)	0.00%	12.58%	24.34%	(37.67)%	3.55%

Ratios to Average Net Assets:
Gross expenses(d)	1.82%		1.74%	1.74%	1.80%	1.73%	1.67%
Net expenses(d)	1.68%		1.68%	1.68%	1.67%	1.63%	1.62%
Net investment income (loss)(d)	(0.52)%		(0.26)%	(0.20)%	0.17%	0.63%	0.60%

Supplemental Data:
Net assets, end of period (000’s)	$70,846		$94,879	$101,332	$113,508	$70,523	$163,524
Portfolio turnover rate(e)	1	%(c)	4%	87%	116%	259%	175%

(a)                Per share net investment income (loss) has been calculated using the average daily shares method.

(b)                The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)                Not annualized for periods less than one year.

(d)                Annualized for periods less than one year.

(e)                Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Mid-Cap :: 13

Investment Objective: The ProFund VP Mid-Cap seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2012

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	82%
Futures Contracts	18%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The ProFund VP Mid-Cap primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400 – Composition

% of Index
Financial	22%
Consumer Non-Cyclical	19%
Industrial	18%
Consumer Cyclical	13%
Technology	8%
Utilities	5%
Energy	5%
Communications	5%
Basic Materials	5%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (92.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.09%–0.10%, dated 6/29/12, due 7/2/12, total to be received $5,902,045	$5,902,000	$5,902,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,902,000)		5,902,000
TOTAL INVESTMENT SECURITIES (Cost $5,902,000)—92.3%		5,902,000
Net other assets (liabilities)—7.7%		495,582
NET ASSETS—100.0%		$6,397,582

(a)               A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2012, the aggregate amount held in a segregated account was $726,000.

(b)              The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts expiring 9/24/12 (Underlying notional amount at value $1,127,400)	12	$35,838

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400	$1,925,386	$50,510
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400	3,347,151	101,609
		$152,119

See accompanying notes to the financial statements.

14 :: ProFund VP Mid-Cap :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2012

ASSETS:
Total Investment Securities, at cost	$5,902,000
Repurchase agreements, at value	5,902,000
Total Investment Securities, at value	5,902,000
Cash	293
Segregated cash balances with brokers	75,240
Interest receivable	30
Unrealized gain on swap agreements	152,119
Receivable for capital shares issued	277,315
Variation margin on futures contracts	31,920
Prepaid expenses	257
TOTAL ASSETS	6,439,174
LIABILITIES:
Payable for capital shares redeemed	17,509
Advisory fees payable	2,932
Management services fees payable	391
Administration fees payable	223
Administrative services fees payable	4,923
Distribution fees payable	5,003
Transfer agency fees payable	853
Fund accounting fees payable	524
Compliance services fees payable	104
Other accrued expenses	9,130
TOTAL LIABILITIES	41,592
NET ASSETS	$6,397,582
NET ASSETS CONSIST OF:
Capital	$6,661,886
Accumulated net investment income (loss)	(83,997)
Accumulated net realized gains (losses) on investments	(368,264)
Net unrealized appreciation (depreciation) on investments	187,957
NET ASSETS	$6,397,582
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	253,248
Net Asset Value (offering and redemption price per share)	$25.26

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2012

INVESTMENT INCOME:
Interest	$4,318
EXPENSES:
Advisory fees	39,426
Management services fees	5,257
Administration fees	2,408
Transfer agency fees	3,821
Administrative services fees	12,686
Distribution fees	13,142
Custody fees	3,420
Fund accounting fees	5,170
Trustee fees	131
Compliance services fees	87
Other fees	8,690
Total Gross Expenses before reductions	94,238
Less Expenses reduced by the Advisor	(5,923)
TOTAL NET EXPENSES	88,315
NET INVESTMENT INCOME (LOSS)	(83,997)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	198,344
Net realized gains (losses) on swap agreements	435,610
Change in net unrealized appreciation/depreciation on investments	257,111
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	891,065
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$807,068

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Mid-Cap :: 15

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(83,997)	$(123,874)
Net realized gains (losses) on investments	633,954	52,399
Change in net unrealized appreciation/depreciation on investments	257,111	(38,905)
Change in net assets resulting from operations	807,068	(110,380)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	—	(1,336,649)
Change in net assets resulting from distributions	—	(1,336,649)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	16,977,883	34,758,829
Dividends reinvested	—	1,336,649
Value of shares redeemed	(17,996,980)	(36,314,686)
Change in net assets resulting from capital transactions	(1,019,097)	(219,208)
Change in net assets	(212,029)	(1,666,237)
NET ASSETS:
Beginning of period	6,609,611	8,275,848
End of period	$6,397,582	$6,609,611
Accumulated net investment income (loss)	$(83,997)	$—
SHARE TRANSACTIONS:
Issued	670,699	1,317,543
Reinvested	—	50,478
Redeemed	(696,570)	(1,386,980)
Change in shares	(25,871)	(18,959)

See accompanying notes to the financial statements.

16 :: ProFund VP Mid-Cap :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended							Period Aug. 31, 2007
	June 30, 2012		Year Ended		Year Ended	Year Ended	Year Ended	through
	(unaudited)		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007(a)
Net Asset Value, Beginning of Period	$23.68		$27.76		$24.25	$18.25	$29.71	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.21)		(0.43)		(0.38)	(0.35)	(0.01)	0.30
Net realized and unrealized gains (losses) on investments	1.79		(0.39	)(c)	5.91	6.35	(11.36)	(0.59)
Total income (loss) from investment activities	1.58		(0.82)		5.53	6.00	(11.37)	(0.29)

Distributions to Shareholders From:
Net investment income	—		—		—	—	(0.09)	—
Net realized gains on investments	—		(3.26)		(2.02)	—	—	—
Total distributions	—		(3.26)		(2.02)	—	(0.09)	—

Net Asset Value, End of Period	$25.26		$23.68		$27.76	$24.25	$18.25	$29.71

Total Return	6.67	%(d)	(4.18)%		24.05%	32.88%	(38.37)%	(0.97	)%(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.79%		1.75%		1.71%	1.75%	1.84%	2.02%
Net expenses(e)	1.68%		1.68%		1.68%	1.67%	1.63%	1.63%
Net investment income (loss)(e)	(1.60)%		(1.65)%		(1.57)%	(1.61)%	(0.05)%	2.98%

Supplemental Data:
Net assets, end of period (000’s)	$6,398		$6,610		$8,276	$11,844	$1,982	$194
Portfolio turnover rate(f)	—		—		—	—	—	—

(a)                   Period from commencement of operations.

(b)                  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)                   The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)                  Not annualized for periods less than one year.

(e)                   Annualized for periods less than one year.

(f)                     Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap :: 17

Investment Objective: The ProFund VP Small-Cap seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000 Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2012

Market Exposure

Investment Type	% of Net Assets
Equity Securities	49%
Futures Contracts	15%
Swap Agreements	37%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Smith Corp.	0.1%
Prosperity Bancshares, Inc.	0.1%
Primerica, Inc.	0.1%
Cepheid, Inc.	0.1%
United Natural Foods, Inc.	0.1%

Russell 2000 Index — Composition

% of Index
Consumer Non-Cyclical	22%
Financial	21%
Consumer Cyclical	14%
Industrial	14%
Technology	10%
Communications	7%
Energy	5%
Utilities	4%
Basic Materials	3%

Schedule of Portfolio Investments (unaudited)

Common Stocks (48.8%)

	Shares	Value
3D Systems Corp.*^ (Computers)	96	$3,277
8x8, Inc.* (Telecommunications)	288	1,210
AAR Corp. (Aerospace/Defense)	144	1,941
Abaxis, Inc.* (Healthcare-Products)	48	1,776
ABIOMED, Inc.* (Healthcare-Products)	80	1,826
ABM Industries, Inc. (Commercial Services)	208	4,068
AboveNet, Inc.* (Internet)	48	4,032
Acacia Research Corp.* (Media)	128	4,767
Acadia Healthcare Co., Inc.* (Healthcare-Services)	80	1,403
Acadia Realty Trust (REIT)	112	2,596
Acco Brands Corp.* (Household Products/Wares)	352	3,640
Accretive Health, Inc.* (Commercial Services)	176	1,929
Accuray, Inc.* (Healthcare-Products)	224	1,532
Accuride Corp.* (Auto Parts & Equipment)	224	1,344
Achillion Pharmaceuticals, Inc.* (Pharmaceuticals)	176	1,091
ACI Worldwide, Inc.* (Software)	80	3,537
Acorda Therapeutics, Inc.* (Biotechnology)	96	2,262
Actuant Corp.—Class A (Miscellaneous Manufacturing)	192	5,215
Acuity Brands, Inc. (Electrical Components & Equipment)	96	4,887
Acxiom Corp.* (Software)	224	3,385
ADTRAN, Inc. (Telecommunications)	160	4,830
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	112	1,503
Advent Software, Inc.* (Software)	64	1,735
Advisory Board Co.* (Commercial Services)	80	3,967
Aegerion Pharmaceuticals, Inc.* (Biotechnology)	96	1,425
Aegion Corp.* (Engineering & Construction)	80	1,431
Aeropostale, Inc.* (Retail)	192	3,423
Aerovironment, Inc.* (Aerospace/Defense)	80	2,105
AFC Enterprises, Inc.* (Retail)	80	1,851
Affymax, Inc.* (Biotechnology)	112	1,443
Air Methods Corp.* (Healthcare-Services)	32	3,144
Aircastle, Ltd. (Trucking & Leasing)	208	2,506
Akorn, Inc.* (Pharmaceuticals)	208	3,280
Alaska Air Group, Inc.* (Airlines)	160	5,744
Albany International Corp.—Class A (Machinery-Diversified)	128	2,395
Align Technology, Inc.* (Healthcare-Products)	160	5,354
Alkermes PLC* (Pharmaceuticals)	320	5,430
Allegiant Travel Co.* (Airlines)	32	2,230
ALLETE, Inc. (Electric)	144	6,019
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	128	1,494
Alterra Capital Holdings, Ltd. (Insurance)	208	4,857
Altra Holdings, Inc. (Machinery-Diversified)	80	1,262
AMCOL International Corp. (Mining)	48	1,359
Amedisys, Inc.* (Healthcare-Services)	96	1,195
American Assets Trust, Inc. (REIT)	144	3,492
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	176	1,846
American Equity Investment Life Holding Co. (Insurance)	320	3,523
American Greetings Corp.—Class A (Household Products/Wares)	96	1,404
American Public Education, Inc.* (Commercial Services)	48	1,536
American Realty Capital Trust, Inc. (Investment Companies)	336	3,669
American Science & Engineering, Inc. (Electronics)	32	1,806
American States Water Co. (Water)	64	2,533
American Vanguard Corp. (Chemicals)	96	2,553
Ameristar Casinos, Inc. (Lodging)	80	1,422
Amkor Technology, Inc.* (Semiconductors)	288	1,405
AmSurg Corp.* (Healthcare-Services)	64	1,919
AmTrust Financial Services, Inc. (Insurance)	96	2,852
Analogic Corp. (Electronics)	32	1,984
Ancestry.com, Inc.* (Internet)	80	2,202
Angie’s List, Inc.* (Internet)	144	2,281
Anixter International, Inc. (Telecommunications)	64	3,395
ANN, Inc.* (Retail)	128	3,263
Annie’s, Inc.* (Food)	32	1,340
Antares Pharma, Inc.* (Pharmaceuticals)	368	1,340
Anworth Mortgage Asset Corp. (REIT)	288	2,030
Apogee Enterprises, Inc. (Building Materials)	112	1,800

See accompanying notes to the financial statements.

18 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Apollo Investment Corp. (Investment Companies)	416	$3,195
Applied Industrial Technologies, Inc. (Machinery-Diversified)	128	4,717
Applied Micro Circuits Corp.* (Semiconductors)	256	1,464
Approach Resources, Inc.* (Oil & Gas)	80	2,043
Arabian American Development Co.* (Oil & Gas)	112	1,085
Arbitron, Inc. (Commercial Services)	48	1,680
Arch Coal, Inc. (Coal)	464	3,197
Arctic Cat, Inc.* (Leisure Time)	32	1,170
Arena Pharmaceuticals, Inc.* (Biotechnology)	352	3,513
Argo Group International Holdings, Ltd. (Insurance)	64	1,873
Arkansas Best Corp. (Transportation)	112	1,411
Arlington Asset Investment Corp.—Class A (Investment Companies)	80	1,737
Array BioPharma, Inc.* (Pharmaceuticals)	384	1,332
Arris Group, Inc.* (Telecommunications)	352	4,896
ArthroCare Corp.* (Healthcare-Products)	64	1,874
Aruba Networks, Inc.* (Telecommunications)	240	3,612
Asbury Automotive Group, Inc.* (Retail)	80	1,895
Ashford Hospitality Trust (REIT)	192	1,619
Aspen Technology, Inc.* (Software)	224	5,186
Assisted Living Concepts, Inc.—Class A (Healthcare-Services)	96	1,365
Associated Estates Realty Corp. (REIT)	192	2,870
Astec Industries, Inc.* (Machinery-Construction & Mining)	64	1,964
Astex Pharmaceuticals, Inc.* (Biotechnology)	688	1,438
Astoria Financial Corp. (Savings & Loans)	304	2,979
athenahealth, Inc.* (Software)	64	5,067
Atlantic Power Corp. (Electric)	224	2,869
Atlantic Tele-Network, Inc. (Telecommunications)	48	1,619
Atlas Air Worldwide Holdings, Inc.* (Transportation)	64	2,785
ATMI, Inc.* (Semiconductors)	80	1,646
Auxilium Pharmaceuticals, Inc.* (Pharmaceuticals)	96	2,581
AVANIR Pharmaceuticals, Inc.—Class A* (Pharmaceuticals)	512	2,007
Aveo Phamaceuticals, Inc.* (Biotechnology)	128	1,556
Avis Budget Group, Inc.* (Commercial Services)	240	3,648
Avista Corp. (Electric)	144	3,845
B&G Foods, Inc.—Class A (Food)	128	3,405
Badger Meter, Inc. (Electronics)	32	1,202
Balchem Corp. (Chemicals)	64	2,087
Banco Latinoamericano de Comercio Exterior, S.A.—Class E (Banks)	80	1,714
BancorpSouth, Inc. (Banks)	304	4,414
Bank of the Ozarks, Inc. (Banks)	80	2,406
Bankrate, Inc.* (Internet)	160	2,942
Banner Corp. (Banks)	64	1,402
Barnes & Noble, Inc.* (Retail)	80	1,317
Barnes Group, Inc. (Miscellaneous Manufacturing)	144	3,498
BBCN Bancorp, Inc.* (Banks)	304	3,311
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	96	2,421
bebe Stores, Inc. (Retail)	256	1,503
Belden, Inc. (Electrical Components & Equipment)	112	3,735
Benchmark Electronics, Inc.* (Electronics)	224	3,125
Benihana, Inc. (Retail)	80	1,289
Berry Petroleum Co.—Class A (Oil & Gas)	128	5,076
BGC Partners, Inc.—Class A (Diversified Financial Services)	272	1,597
Bill Barrett Corp.* (Oil & Gas)	128	2,742
Bio-Reference Laboratories, Inc.* (Healthcare-Services)	64	1,682
BioScrip, Inc.* (Pharmaceuticals)	176	1,308
BJ’s Restaurants, Inc.* (Retail)	48	1,824
Black Box Corp. (Telecommunications)	48	1,378
Black Hills Corp. (Electric)	192	6,177
Blackbaud, Inc. (Software)	80	2,054
BlackRock Kelso Capital Corp. (Investment Companies)	160	1,562
Blount International, Inc.* (Miscellaneous Manufacturing)	208	3,047
Blucora, Inc.* (Internet)	96	1,183
Blyth, Inc. (Household Products/Wares)	32	1,106
Bob Evans Farms, Inc. (Retail)	48	1,930
Boise, Inc. (Forest Products & Paper)	224	1,474
Boston Beer Co., Inc.—Class A* (Beverages)	16	1,936
Boston Private Financial Holdings, Inc. (Banks)	176	1,572
Bottomline Technologies, Inc.* (Software)	112	2,022
Boyd Gaming Corp.* (Lodging)	224	1,613
Brady Corp.—Class A (Electronics)	160	4,402
Bridgepoint Education, Inc.* (Commercial Services)	112	2,442
Briggs & Stratton Corp. (Machinery-Diversified)	192	3,358
Brightpoint, Inc.* (Distribution/Wholesale)	224	1,212
Bristow Group, Inc. (Transportation)	80	3,254
BroadSoft, Inc.* (Internet)	64	1,853
Brookline Bancorp, Inc. (Savings & Loans)	240	2,124
Brooks Automation, Inc. (Semiconductors)	160	1,510
Brown Shoe Co., Inc. (Retail)	128	1,652
Brunswick Corp. (Leisure Time)	176	3,911
Buckeye Technologies, Inc. (Forest Products & Paper)	80	2,279
Buffalo Wild Wings, Inc.* (Retail)	48	4,159
C&J Energy Services, Inc.* (Oil & Gas Services)	128	2,368
Cabela’s, Inc.* (Retail)	128	4,840
Cabot Microelectronics Corp. (Semiconductors)	64	1,869
CACI International, Inc.—Class A* (Computers)	64	3,521
Cadence Pharmaceuticals, Inc.* (Pharmaceuticals)	336	1,200
Caesars Entertainment Corp.* (Lodging)	128	1,459
Cal-Maine Foods, Inc. (Food)	32	1,251
Calgon Carbon Corp.* (Environmental Control)	208	2,958
California Water Service Group (Water)	192	3,546
Calix, Inc.* (Telecommunications)	144	1,184
Callaway Golf Co. (Leisure Time)	192	1,135
Cambrex Corp.* (Biotechnology)	144	1,355
Campus Crest Communities, Inc. (REIT)	160	1,662
Cantel Medical Corp. (Healthcare-Products)	64	1,744
Capstead Mortgage Corp. (REIT)	240	3,338
Cardtronics, Inc.* (Commercial Services)	96	2,900
Career Education Corp.* (Commercial Services)	272	1,820
Carrizo Oil & Gas, Inc.* (Oil & Gas)	96	2,257
Casey’s General Stores, Inc. (Retail)	96	5,663
Cash America International, Inc. (Retail)	80	3,523
Cathay Bancorp, Inc. (Banks)	352	5,811
Cavium, Inc.* (Semiconductors)	128	3,584
Cbeyond, Inc.* (Telecommunications)	192	1,300
CBIZ, Inc.* (Commercial Services)	208	1,236
CEC Entertainment, Inc. (Retail)	48	1,746
Cedar Realty Trust, Inc. (REIT)	304	1,535
Centene Corp.* (Healthcare-Services)	112	3,378

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap :: 19

Common Stocks, continued

	Shares	Value
Central Garden & Pet Co.—Class A* (Household Products/Wares)	192	$2,091
Central Pacific Financial Corp.* (Banks)	144	2,033
Century Aluminum Co.* (Mining)	256	1,876
Cepheid, Inc.* (Healthcare-Products)	160	7,160
Ceradyne, Inc. (Miscellaneous Manufacturing)	64	1,642
CEVA, Inc.* (Semiconductors)	80	1,409
CH Energy Group, Inc. (Electric)	32	2,102
Chart Industries, Inc.* (Machinery-Diversified)	64	4,401
Checkpoint Systems, Inc.* (Electronics)	160	1,394
Chemed Corp. (Commercial Services)	32	1,934
Chemtura Corp.* (Chemicals)	256	3,712
Chesapeake Lodging Trust (REIT)	96	1,653
CIBER, Inc.* (Computers)	272	1,172
Ciena Corp.* (Telecommunications)	192	3,143
Cincinnati Bell, Inc.* (Telecommunications)	400	1,488
CIRCOR International, Inc. (Metal Fabricate/Hardware)	64	2,182
Cirrus Logic, Inc.* (Semiconductors)	128	3,825
Citizens Republic Bancorp, Inc.* (Banks)	160	2,741
City Holding Co. (Banks)	32	1,078
Clarcor, Inc. (Miscellaneous Manufacturing)	128	6,164
Clayton Williams Energy, Inc.* (Oil & Gas)	48	2,322
Clean Energy Fuels Corp.* (Energy-Alternate Sources)	160	2,480
Clearwater Paper Corp.* (Forest Products & Paper)	48	1,638
Cleco Corp. (Electric)	128	5,354
Cloud Peak Energy, Inc.* (Coal)	176	2,976
Clovis Oncology, Inc.* (Pharmaceuticals)	48	1,041
CNO Financial Group, Inc. (Insurance)	512	3,994
Coeur d’Alene Mines Corp.* (Mining)	240	4,214
Cogent Communications Group, Inc.* (Internet)	112	2,156
Cognex Corp. (Machinery-Diversified)	112	3,545
Cohen & Steers, Inc. (Diversified Financial Services)	48	1,656
Coherent, Inc.* (Electronics)	64	2,771
Coinstar, Inc.* (Retail)	64	4,394
Collective Brands, Inc.* (Retail)	112	2,399
Colonial Properties Trust (REIT)	192	4,251
Colony Financial, Inc. (REIT)	224	3,875
Columbia Banking System, Inc. (Banks)	144	2,710
Columbia Sportswear Co. (Apparel)	48	2,574
Community Bank System, Inc. (Banks)	160	4,339
Community Trust Bancorp, Inc. (Banks)	32	1,072
CommVault Systems, Inc.* (Software)	96	4,759
comScore, Inc.* (Internet)	96	1,580
Comstock Resources, Inc.* (Oil & Gas)	128	2,102
Comverse Technology, Inc.* (Telecommunications)	512	2,980
Conceptus, Inc.* (Healthcare-Products)	64	1,268
CONMED Corp. (Healthcare-Products)	64	1,771
Consolidated Communications Holdings, Inc. (Telecommunications)	144	2,131
Constant Contact, Inc.* (Internet)	64	1,144
Convergys Corp. (Commercial Services)	352	5,199
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	144	2,526
Cornerstone OnDemand, Inc.* (Software)	112	2,667
CoStar Group, Inc.* (Commercial Services)	48	3,898
Cousins Properties, Inc. (REIT)	240	1,860
Cracker Barrel Old Country Store, Inc. (Retail)	48	3,014
Cray, Inc.* (Computers)	112	1,353
Credit Acceptance Corp.* (Diversified Financial Services)	16	1,351
CreXus Investment Corp. (REIT)	256	2,604
Crocs, Inc.* (Apparel)	208	3,359
CSG Systems International, Inc.* (Software)	128	2,212
CubeSmart (REIT)	256	2,988
Cubic Corp. (Aerospace/Defense)	64	3,077
Cubist Pharmaceuticals, Inc.* (Biotechnology)	144	5,459
Curis, Inc.* (Biotechnology)	288	1,555
Curtiss-Wright Corp. (Aerospace/Defense)	128	3,974
CVB Financial Corp. (Banks)	320	3,728
CVR Energy, Inc.* (Oil & Gas)	64	1,701
Cyberonics, Inc.* (Healthcare-Products)	48	2,157
Cymer, Inc.* (Electronics)	64	3,773
Dana Holding Corp. (Auto Parts & Equipment)	256	3,279
Darling International, Inc.* (Environmental Control)	336	5,541
DCT Industrial Trust, Inc. (REIT)	384	2,419
DealerTrack Holdings, Inc.* (Internet)	96	2,891
Delek US Holdings, Inc. (Oil & Gas)	80	1,407
Deltic Timber Corp. (Forest Products & Paper)	16	976
Deluxe Corp. (Commercial Services)	192	4,788
Demand Media, Inc.* (Media)	176	1,971
Dendreon Corp.* (Biotechnology)	352	2,605
DepoMed, Inc.* (Pharmaceuticals)	272	1,548
Dexcom, Inc.* (Healthcare-Products)	176	2,281
DFC Global Corp.* (Commercial Services)	144	2,654
DiamondRock Hospitality Co. (REIT)	416	4,243
Dice Holdings, Inc.* (Internet)	160	1,502
Digital River, Inc.* (Internet)	128	2,127
DigitalGlobe, Inc.* (Telecommunications)	112	1,698
Dime Community Bancshares, Inc. (Savings & Loans)	96	1,276
DineEquity, Inc.* (Retail)	32	1,428
Diodes, Inc.* (Semiconductors)	160	3,003
Dole Food Co., Inc.* (Food)	192	1,686
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	48	3,886
Domino’s Pizza, Inc. (Retail)	144	4,451
Dorman Products, Inc.* (Auto Parts & Equipment)	80	2,007
Douglas Dynamics, Inc. (Auto Parts & Equipment)	128	1,824
Dril-Quip, Inc.* (Oil & Gas Services)	80	5,247
Duff & Phelps Corp.—Class A (Diversified Financial Services)	96	1,392
DuPont Fabros Technology, Inc. (REIT)	176	5,027
DXP Enterprises, Inc.* (Machinery-Diversified)	32	1,328
Dycom Industries, Inc.* (Engineering & Construction)	112	2,084
Dynavax Technologies Corp.* (Biotechnology)	480	2,074
Dynex Capital, Inc. (REIT)	208	2,159
E.W. Scripps Co.* (Media)	144	1,384
Eagle Materials, Inc. (Building Materials)	96	3,585
EarthLink, Inc. (Internet)	256	1,905
EastGroup Properties, Inc. (REIT)	80	4,264
Ebix, Inc. (Software)	112	2,234
Echo Global Logistics, Inc.* (Transportation)	80	1,525
Education Realty Trust, Inc. (REIT)	240	2,659
El Paso Electric Co. (Electric)	192	6,367
Electronics for Imaging, Inc.* (Computers)	128	2,080
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	80	3,105
Ellie Mae, Inc.* (Diversified Financial Services)	80	1,440
EMCOR Group, Inc. (Engineering & Construction)	176	4,896
Emergent Biosolutions, Inc.* (Biotechnology)	112	1,697
Empire District Electric Co. (Electric)	192	4,051
Employers Holdings, Inc. (Insurance)	96	1,732
Emulex Corp.* (Semiconductors)	272	1,958

See accompanying notes to the financial statements.

20  :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Encore Bancshares, Inc.* (Banks)	48	$990
Encore Capital Group, Inc.* (Diversified Financial Services)	80	2,370
Encore Wire Corp. (Electrical Components & Equipment)	64	1,714
Endologix, Inc.* (Healthcare-Products)	144	2,223
Energy Partners, Ltd.* (Oil & Gas)	96	1,622
Energy XXI (Bermuda), Ltd. (Oil & Gas)	128	4,005
EnerSys* (Electrical Components & Equipment)	112	3,928
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	48	1,794
Entegris, Inc.* (Semiconductors)	384	3,279
Entertainment Properties Trust (REIT)	144	5,920
Entropic Communications, Inc.* (Semiconductors)	288	1,624
Enzon Pharmaceuticals, Inc.* (Biotechnology)	240	1,649
Equity One, Inc. (REIT)	256	5,427
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	48	1,749
Esterline Technologies Corp.* (Aerospace/Defense)	64	3,990
Ethan Allen Interiors, Inc. (Home Furnishings)	64	1,276
Euronet Worldwide, Inc.* (Commercial Services)	160	2,739
EverBank Financial Corp.* (Savings & Loans)	224	2,435
Evercore Partners, Inc.—Class A (Diversified Financial Services)	112	2,620
Exact Sciences Corp.* (Biotechnology)	176	1,887
ExactTarget, Inc.* (Internet)	96	2,099
ExamWorks Group, Inc.* (Commercial Services)	112	1,482
Exelixis, Inc.* (Biotechnology)	336	1,858
ExlService Holdings, Inc.* (Commercial Services)	96	2,365
Exponent, Inc.* (Engineering & Construction)	32	1,691
Express, Inc.* (Retail)	208	3,779
Exterran Holdings, Inc.* (Oil & Gas Services)	176	2,244
Extreme Networks, Inc.* (Telecommunications)	368	1,266
EZCORP, Inc.—Class A* (Retail)	96	2,252
F.N.B. Corp. (Banks)	448	4,870
Fabrinet* (Miscellaneous Manufacturing)	96	1,205
Fair Isaac Corp. (Software)	64	2,706
FARO Technologies, Inc.* (Electronics)	32	1,347
FBL Financial Group, Inc.—Class A (Insurance)	64	1,793
Federal Signal Corp.* (Miscellaneous Manufacturing)	208	1,215
Federal-Mogul Corp.—Class A* (Auto Parts & Equipment)	160	1,760
FEI Co.* (Electronics)	80	3,827
FelCor Lodging Trust, Inc.* (REIT)	272	1,278
Ferro Corp.* (Chemicals)	288	1,382
Fifth & Pacific Cos., Inc.* (Retail)	224	2,404
Fifth Street Finance Corp. (Investment Companies)	208	2,076
Financial Engines, Inc.* (Diversified Financial Services)	96	2,059
Finisar Corp.* (Telecommunications)	208	3,112
First American Financial Corp. (Insurance)	304	5,156
First BanCorp.* (Banks)	464	1,837
First Cash Financial Services, Inc.* (Retail)	48	1,928
First Commonwealth Financial Corp. (Banks)	352	2,369
First Financial Bancorp (Banks)	160	2,557
First Financial Bankshares, Inc. (Banks)	64	2,212
First Industrial Realty Trust, Inc.* (REIT)	256	3,231
First Midwest Bancorp, Inc. (Banks)	240	2,635
First Potomac Realty Trust (REIT)	208	2,448
First Solar, Inc.* (Energy-Alternate Sources)	160	2,410
FirstMerit Corp. (Banks)	288	4,758
Flagstone Reinsurance Holdings S.A. (Insurance)	160	1,282
Flotek Industries, Inc.* (Oil & Gas Services)	144	1,345
Forest Oil Corp.* (Oil & Gas)	352	2,580
FormFactor, Inc.* (Semiconductors)	176	1,139
Forum Energy Technologies, Inc.* (Oil & Gas Services)	144	2,835
Forward Air Corp. (Transportation)	48	1,549
Francesca’s Holdings Corp.* (Retail)	80	2,161
Franklin Street Properties Corp. (REIT)	176	1,862
Fred’s, Inc. (Retail)	96	1,468
Fresh Del Monte Produce, Inc. (Food)	160	3,755
FTI Consulting, Inc.* (Commercial Services)	128	3,680
Fuller (H.B.) Co. (Chemicals)	160	4,912
GasLog, Ltd.* (Transportation)	160	1,624
Gaylord Entertainment Co.* (Lodging)	80	3,085
Generac Holdings, Inc.* (Electrical Components & Equipment)	96	2,310
Genesco, Inc.* (Retail)	64	3,850
Genesee & Wyoming, Inc.—Class A* (Transportation)	96	5,073
Genomic Health, Inc.* (Healthcare-Products)	64	2,138
GenOn Energy, Inc.* (Electric)	976	1,669
GeoEye, Inc.* (Telecommunications)	112	1,734
GeoResources, Inc.* (Oil & Gas)	48	1,757
Georgia Gulf Corp. (Chemicals)	80	2,054
Getty Realty Corp. (REIT)	96	1,838
Glacier Bancorp, Inc. (Banks)	192	2,974
Glatfelter (Forest Products & Paper)	224	3,667
Glimcher Realty Trust (REIT)	288	2,943
Global Cash Access Holdings, Inc.* (Commercial Services)	224	1,615
Global Power Equipment Group, Inc. (Machinery-Diversified)	64	1,398
Globe Specialty Metals, Inc. (Mining)	176	2,364
Glu Mobile, Inc.* (Software)	256	1,421
Gold Resource Corp. (Mining)	80	2,079
Government Properties Income Trust (REIT)	144	3,257
GP Strategies Corp.* (Miscellaneous Manufacturing)	64	1,182
Grand Canyon Education, Inc.* (Commercial Services)	144	3,015
Granite Construction, Inc. (Engineering & Construction)	128	3,342
Graphic Packaging Holding Co.* (Packaging & Containers)	368	2,024
Great Lakes Dredge & Dock Co. (Commercial Services)	192	1,367
Greatbatch, Inc.* (Healthcare-Products)	128	2,907
Green Dot Corp.—Class A* (Commercial Services)	96	2,124
Greenhill & Co., Inc. (Diversified Financial Services)	96	3,422
Group 1 Automotive, Inc. (Retail)	64	2,919
GSI Group, Inc.* (Electronics)	112	1,284
GT Advanced Technologies, Inc.* (Semiconductors)	288	1,521
Guidewire Software, Inc.* (Software)	64	1,800
GulfMark Offshore, Inc.—Class A* (Transportation)	64	2,179
Gulfport Energy Corp.* (Oil & Gas)	128	2,641
H&E Equipment Services, Inc.* (Commercial Services)	96	1,443
Haemonetics Corp.* (Healthcare-Products)	64	4,743
Halcon Resources Corp.* (Oil & Gas)	224	2,115
Halozyme Therapeutics, Inc.* (Biotechnology)	224	1,985

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap :: 21

Common Stocks, continued

	Shares	Value
Hancock Holding Co. (Banks)	208	$6,331
Hanger Orthopedic Group, Inc.* (Healthcare-Products)	112	2,872
Harbinger Group, Inc.* (Holding Companies-Diversified)	240	1,870
Harmonic, Inc.* (Telecommunications)	432	1,840
Harris Teeter Supermarkets, Inc. (Food)	128	5,247
Harvest Natural Resources, Inc.* (Oil & Gas)	192	1,642
Hawaiian Telcom Holdco, Inc.* (Telecommunications)	80	1,561
Headwaters, Inc.* (Energy-Alternate Sources)	240	1,236
Healthcare Realty Trust, Inc. (REIT)	176	4,196
Healthcare Services Group, Inc. (Commercial Services)	240	4,651
HEALTHSOUTH Corp.* (Healthcare-Services)	256	5,955
HealthStream, Inc.* (Internet)	48	1,248
Heartland Express, Inc. (Transportation)	240	3,434
Heartland Payment Systems, Inc. (Commercial Services)	128	3,850
HeartWare International, Inc.* (Healthcare-Products)	32	2,842
Hecla Mining Co. (Mining)	704	3,344
HEICO Corp. (Aerospace/Defense)	128	5,059
Helen of Troy, Ltd.* (Household Products/Wares)	64	2,169
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	272	4,463
Hercules Offshore, Inc.* (Oil & Gas)	592	2,096
Hercules Technology Growth Capital, Inc. (Private Equity)	144	1,633
Herman Miller, Inc. (Office Furnishings)	160	2,963
Hersha Hospitality Trust (REIT)	368	1,943
Hexcel Corp.* (Miscellaneous Manufacturing)	240	6,190
HFF, Inc.—Class A* (Real Estate)	96	1,338
Hibbett Sports, Inc.* (Retail)	48	2,770
Higher One Holdings, Inc.* (Diversified Financial Services)	128	1,564
Highwoods Properties, Inc. (REIT)	144	4,846
Hillenbrand, Inc. (Commercial Services)	256	4,705
Hilltop Holdings, Inc.* (Insurance)	128	1,320
Hittite Microwave Corp.* (Semiconductors)	64	3,272
HMS Holdings Corp.* (Commercial Services)	208	6,928
HNI Corp. (Office Furnishings)	96	2,472
Home Bancshares, Inc. (Banks)	48	1,468
Horace Mann Educators Corp. (Insurance)	160	2,797
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	80	3,102
HSN, Inc. (Retail)	96	3,874
Hub Group, Inc.—Class A* (Transportation)	96	3,475
Hudson Pacific Properties, Inc. (REIT)	176	3,064
Huron Consulting Group, Inc.* (Commercial Services)	64	2,026
IBERIABANK Corp. (Banks)	96	4,843
ICF International, Inc.* (Commercial Services)	64	1,526
Iconix Brand Group, Inc.* (Apparel)	160	2,795
ICU Medical, Inc.* (Healthcare-Products)	48	2,562
IDACORP, Inc. (Electric)	128	5,386
Idenix Pharmaceuticals, Inc.* (Pharmaceuticals)	208	2,142
iGATE Corp.* (Computers)	80	1,362
II-VI, Inc.* (Electronics)	176	2,934
ImmunoGen, Inc.* (Biotechnology)	192	3,222
Impax Laboratories, Inc.* (Pharmaceuticals)	192	3,892
Imperva, Inc.* (Software)	64	1,844
Infinera Corp.* (Telecommunications)	384	2,627
Infoblox, Inc.* (Software)	64	1,468
Inland Real Estate Corp. (REIT)	304	2,548
InnerWorkings, Inc.* (Software)	128	1,732
Innophos Holdings, Inc. (Chemicals)	48	2,710
Innospec, Inc.* (Chemicals)	64	1,895
Insight Enterprises, Inc.* (Computers)	96	1,616
Insperity, Inc. (Commercial Services)	96	2,597
Insulet Corp.* (Healthcare-Products)	128	2,735
Integra LifeSciences Holdings Corp.* (Healthcare-Products)	48	1,785
Integrated Device Technology, Inc.* (Semiconductors)	352	1,978
InterDigital, Inc. (Telecommunications)	112	3,305
Interface, Inc. (Office Furnishings)	224	3,053
Intermec, Inc.* (Machinery-Diversified)	256	1,587
InterMune, Inc.* (Biotechnology)	176	2,103
International Bancshares Corp. (Banks)	144	2,811
International Rectifier Corp.* (Semiconductors)	288	5,757
International Speedway Corp.—Class A (Entertainment)	112	2,932
Intersections, Inc. (Commercial Services)	80	1,268
Intersil Corp.—Class A (Semiconductors)	368	3,919
Interval Leisure Group, Inc. (Leisure Time)	96	1,825
Intralinks Holdings, Inc.* (Internet)	288	1,261
Invacare Corp. (Healthcare-Products)	128	1,975
InvenSense, Inc.* (Electronics)	112	1,266
Invesco Mortgage Capital, Inc. (REIT)	272	4,988
Investment Technology Group, Inc.* (Diversified Financial Services)	192	1,766
Investors Bancorp, Inc.* (Savings & Loans)	272	4,104
ION Geophysical Corp.* (Oil & Gas Services)	304	2,003
IPC The Hospitalist Co.* (Healthcare-Services)	48	2,175
Iridium Communications, Inc.* (Telecommunications)	208	1,864
iRobot Corp.* (Machinery-Diversified)	64	1,418
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	208	2,866
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	304	3,648
Ixia* (Telecommunications)	128	1,539
J & J Snack Foods Corp. (Food)	32	1,891
j2 Global, Inc. (Computers)	160	4,227
Jack in the Box, Inc.* (Retail)	128	3,569
JAKKS Pacific, Inc. (Toys/Games/Hobbies)	176	2,818
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	96	4,321
JDA Software Group, Inc.* (Software)	112	3,325
JetBlue Airways Corp.* (Airlines)	464	2,459
Jive Software, Inc.* (Software)	64	1,343
Jos. A. Bank Clothiers, Inc.* (Retail)	48	2,038
K12, Inc.* (Commercial Services)	80	1,864
Kaiser Aluminum Corp. (Mining)	32	1,659
Kaman Corp. (Aerospace/Defense)	48	1,485
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	144	2,282
Kaydon Corp. (Metal Fabricate/Hardware)	144	3,080
KB Home (Home Builders)	144	1,411
KBW, Inc. (Diversified Financial Services)	144	2,369
Kenexa Corp.* (Commercial Services)	80	2,322
Kennedy-Wilson Holdings, Inc. (Real Estate)	160	2,242
Key Energy Services, Inc.* (Oil & Gas Services)	400	3,040
Keynote Systems, Inc. (Internet)	96	1,426
Knight Capital Group, Inc.—Class A* (Diversified Financial Services)	304	3,630
Knight Transportation, Inc. (Transportation)	304	4,861
Knoll, Inc. (Office Furnishings)	176	2,362
Kodiak Oil & Gas Corp.* (Oil & Gas)	528	4,335
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	48	1,632

See accompanying notes to the financial statements.

22 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Korn/Ferry International* (Commercial Services)	192	$2,755
Kraton Performance Polymers, Inc.* (Chemicals)	96	2,103
Krispy Kreme Doughnuts, Inc.* (Retail)	256	1,636
La-Z-Boy, Inc.* (Home Furnishings)	160	1,966
Laclede Group, Inc. (Gas)	64	2,548
Lakeland Bancorp, Inc. (Banks)	96	1,010
Lancaster Colony Corp. (Food)	32	2,279
LaSalle Hotel Properties (REIT)	208	6,061
Lattice Semiconductor Corp.* (Semiconductors)	368	1,387
Leap Wireless International, Inc.* (Telecommunications)	176	1,132
LeapFrog Enterprises, Inc.* (Toys/Games/Hobbies)	176	1,806
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	896	2,016
Lexington Realty Trust (REIT)	304	2,575
Life Time Fitness, Inc.* (Leisure Time)	96	4,465
Ligand Phamaceuticals, Inc.—Class B* (Biotechnology)	80	1,355
Lindsay Manufacturing Co. (Machinery-Diversified)	48	3,115
Lions Gate Entertainment Corp.* (Entertainment)	192	2,830
Liquidity Services, Inc.* (Internet)	64	3,276
Lithia Motors, Inc.—Class A (Retail)	64	1,475
Littelfuse, Inc. (Electrical Components & Equipment)	48	2,731
Live Nation, Inc.* (Commercial Services)	320	2,938
LivePerson, Inc.* (Computers)	144	2,745
LogMeIn, Inc.* (Telecommunications)	64	1,953
Loral Space & Communications, Inc. (Telecommunications)	32	2,155
Louisiana-Pacific Corp.* (Building Materials)	256	2,785
LSB Industries, Inc.* (Miscellaneous Manufacturing)	64	1,978
LTC Properties, Inc. (REIT)	64	2,322
LTX-Credence Corp.* (Semiconductors)	192	1,286
Lufkin Industries, Inc. (Oil & Gas Services)	64	3,476
Lumber Liquidators Holdings, Inc.* (Retail)	64	2,163
Luminex Corp.* (Healthcare-Products)	80	1,959
M.D.C. Holdings, Inc. (Home Builders)	64	2,091
Magellan Health Services, Inc.* (Healthcare-Services)	64	2,901
magicJack VocalTec, Ltd.* (Internet)	64	1,216
Magnum Hunter Resources Corp.* (Oil & Gas)	480	2,006
Main Street Capital Corp. (Investment Companies)	96	2,323
MAKO Surgical Corp.* (Healthcare-Products)	80	2,049
Manhattan Associates, Inc.* (Computers)	48	2,194
MannKind Corp.* (Pharmaceuticals)	592	1,356
ManTech International Corp.—Class A (Software)	80	1,878
MAP Pharmaceuticals, Inc.* (Pharmaceuticals)	96	1,438
MarketAxess Holdings, Inc. (Diversified Financial Services)	112	2,984
Marriott Vacations Worldwide Corp.* (Entertainment)	80	2,478
Masimo Corp.* (Healthcare-Products)	160	3,581
MasTec, Inc.* (Engineering & Construction)	208	3,128
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	64	2,079
MAXIMUS, Inc. (Commercial Services)	96	4,968
MB Financial, Inc. (Banks)	112	2,412
McEwen Mining, Inc.* (Mining)	736	2,215
McGrath Rentcorp (Commercial Services)	64	1,696
McMoRan Exploration Co.* (Oil & Gas)	240	3,041
Meadowbrook Insurance Group, Inc. (Insurance)	144	1,266
Measurement Specialties, Inc.* (Electronics)	48	1,560
MedAssets, Inc.* (Software)	160	2,152
Medical Properties Trust, Inc. (REIT)	304	2,924
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	160	5,464
Medidata Solutions, Inc.* (Software)	48	1,568
Medley Capital Corp. (Private Equity)	160	1,926
MEMC Electronic Materials, Inc.* (Semiconductors)	560	1,215
Mentor Graphics Corp.* (Computers)	208	3,120
Meredith Corp. (Media)	112	3,577
Meridian Bioscience, Inc. (Healthcare-Products)	80	1,637
Merit Medical Systems, Inc.* (Healthcare-Products)	160	2,210
Meritage Homes Corp.* (Home Builders)	64	2,172
Meritor, Inc.* (Auto Parts & Equipment)	272	1,420
MetroCorp Bancshares, Inc.* (Banks)	144	1,536
Metropolitan Health Networks, Inc.* (Healthcare-Services)	144	1,378
MGIC Investment Corp.* (Insurance)	784	2,258
Micrel, Inc. (Semiconductors)	176	1,677
Microsemi Corp.* (Semiconductors)	176	3,254
MicroStrategy, Inc.—Class A* (Software)	16	2,078
Millennial Media, Inc.* (Advertising)	96	1,266
Mine Safety Appliances Co. (Environmental Control)	80	3,219
Minerals Technologies, Inc. (Chemicals)	32	2,041
MIPS Technologies, Inc.* (Semiconductors)	192	1,281
Mistras Group, Inc.* (Engineering & Construction)	64	1,682
MKS Instruments, Inc. (Semiconductors)	96	2,777
MModal, Inc.* (Software)	144	1,869
Mobile Mini, Inc.* (Storage/Warehousing)	144	2,074
Molina Healthcare, Inc.* (Healthcare-Services)	64	1,501
Momenta Pharmaceuticals, Inc.* (Biotechnology)	144	1,947
Monmouth Real Estate Investment Corp.— Class A (REIT)	160	1,875
Monolithic Power Systems, Inc.* (Semiconductors)	80	1,590
Monotype Imaging Holdings, Inc.* (Software)	80	1,342
Monro Muffler Brake, Inc. (Commercial Services)	80	2,659
Monster Worldwide, Inc.* (Commercial Services)	304	2,584
Montpelier Re Holdings, Ltd. (Insurance)	208	4,428
Moog, Inc.—Class A* (Aerospace/Defense)	64	2,646
Move, Inc.* (Internet)	1	5
MTS Systems Corp. (Computers)	32	1,234
Mueller Industries, Inc. (Metal Fabricate/Hardware)	96	4,089
Mueller Water Products, Inc.—Class A (Metal Fabricate/Hardware)	448	1,550
Multi-Color Corp. (Commercial Services)	64	1,423
Multimedia Games Holding Co., Inc.* (Entertainment)	96	1,344
MVC Capital, Inc. (Investment Companies)	96	1,243
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	16	1,644
Myers Industries, Inc. (Miscellaneous Manufacturing)	80	1,373
MYR Group, Inc.* (Engineering & Construction)	80	1,365
Nanometrics, Inc.* (Semiconductors)	96	1,475
Nash Finch Co. (Food)	64	1,375
National CineMedia, Inc. (Entertainment)	144	2,184
National Financial Partners* (Diversified Financial Services)	112	1,501

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap :: 23

Common Stocks, continued

	Shares	Value
National Health Investors, Inc. (REIT)	64	$3,259
National Penn Bancshares, Inc. (Banks)	400	3,828
Nationstar Mortgage Holdings, Inc.* (Diversified Financial Services)	112	2,410
Navigant Consulting Co.* (Commercial Services)	224	2,831
NBT Bancorp, Inc. (Banks)	80	1,727
Nektar Therapeutics* (Pharmaceuticals)	288	2,324
Nelnet, Inc.—Class A (Diversified Financial Services)	80	1,840
Neogen Corp.* (Pharmaceuticals)	48	2,218
NETGEAR, Inc.* (Telecommunications)	96	3,313
NetScout Systems, Inc.* (Computers)	96	2,073
Netspend Holdings, Inc.* (Diversified Financial Services)	160	1,470
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	272	2,152
Neutral Tandem, Inc.* (Telecommunications)	96	1,265
New Jersey Resources Corp. (Gas)	96	4,187
NewLink Genetics Corp.* (Biotechnology)	80	1,198
Newpark Resources, Inc.* (Oil & Gas Services)	272	1,605
Newport Corp.* (Electronics)	112	1,346
NIC, Inc. (Internet)	176	2,235
NN, Inc.* (Metal Fabricate/Hardware)	112	1,144
Northern Oil and Gas, Inc.* (Oil & Gas)	144	2,295
Northwest Bancshares, Inc. (Savings & Loans)	368	4,309
Northwest Natural Gas Co. (Gas)	80	3,808
NorthWestern Corp. (Electric)	160	5,872
NPS Pharmaceuticals, Inc.* (Biotechnology)	288	2,480
NuVasive, Inc.* (Healthcare-Products)	112	2,840
NxStage Medical, Inc.* (Healthcare-Products)	128	2,145
Oasis Petroleum, Inc.* (Oil & Gas)	176	4,256
Ocwen Financial Corp.* (Diversified Financial Services)	304	5,709
OCZ Technology Group, Inc.* (Computers)	272	1,442
Odyssey Marine Exploration, Inc.* (Commercial Services)	320	1,197
Office Depot, Inc.* (Retail)	864	1,866
OfficeMax, Inc.* (Retail)	304	1,538
Old Dominion Freight Line, Inc.* (Transportation)	96	4,156
Old National Bancorp (Banks)	256	3,075
Olin Corp. (Chemicals)	224	4,679
OM Group, Inc.* (Chemicals)	112	2,128
OMEGA Healthcare Investors, Inc. (REIT)	288	6,480
Omeros Corp.* (Biotechnology)	128	1,280
OmniVision Technologies, Inc.* (Semiconductors)	112	1,496
On Assignment, Inc.* (Commercial Services)	144	2,298
Oncothyreon, Inc.* (Biotechnology)	256	1,198
OneBeacon Insurance Group, Ltd.—Class A (Insurance)	96	1,250
OpenTable, Inc.* (Internet)	48	2,160
Opko Health, Inc.* (Pharmaceuticals)	368	1,693
Optimer Pharmaceuticals, Inc.* (Pharmaceuticals)	112	1,738
Orbital Sciences Corp.* (Aerospace/Defense)	176	2,274
Orexigen Therapeutics, Inc.* (Pharmaceuticals)	208	1,152
Orient-Express Hotels, Ltd.—Class A* (Lodging)	272	2,277
Oriental Financial Group, Inc. (Banks)	176	1,950
Oritani Financial Corp. (Savings & Loans)	160	2,302
Ormat Technologies, Inc. (Electric)	64	1,369
Orthofix International N.V.* (Healthcare-Products)	48	1,980
OSI Systems, Inc.* (Electronics)	48	3,040
Otter Tail Corp. (Electric)	80	1,830
Owens & Minor, Inc. (Distribution/Wholesale)	128	3,921
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	80	1,283
PacWest Bancorp (Banks)	112	2,651
Papa John’s International, Inc.* (Retail)	48	2,283
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	96	3,469
Parametric Technology Corp.* (Software)	272	5,701
PAREXEL International Corp.* (Commercial Services)	144	4,065
Park Electrochemical Corp. (Electronics)	48	1,242
Park National Corp. (Banks)	32	2,232
Parker Drilling Co.* (Oil & Gas)	304	1,371
PDC Energy, Inc.* (Oil & Gas)	80	1,962
PDL BioPharma, Inc. (Biotechnology)	288	1,909
Pebblebrook Hotel Trust (REIT)	176	4,103
Peet’s Coffee & Tea, Inc.* (Beverages)	32	1,921
Pegasystems, Inc. (Software)	64	2,111
Penn Virginia Corp. (Oil & Gas)	176	1,292
Pennsylvania REIT (REIT)	144	2,157
PennyMac Mortgage Investment Trust (REIT)	160	3,157
Penske Automotive Group, Inc. (Retail)	176	3,738
Perficient, Inc.* (Internet)	160	1,797
Pharmacyclics, Inc.* (Pharmaceuticals)	128	6,990
PharMerica Corp.* (Pharmaceuticals)	128	1,398
PHH Corp.* (Commercial Services)	144	2,517
Photronics, Inc.* (Semiconductors)	208	1,269
Piedmont Natural Gas Co., Inc. (Gas)	160	5,150
Pier 1 Imports, Inc. (Retail)	208	3,417
Pilgrim’s Pride Corp.* (Food)	304	2,174
Pinnacle Entertainment, Inc.* (Entertainment)	160	1,539
Pinnacle Financial Partners, Inc.* (Banks)	128	2,497
Pioneer Drilling Co.* (Oil & Gas)	224	1,785
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	80	1,874
Plantronics, Inc. (Telecommunications)	96	3,206
Platinum Underwriters Holdings, Ltd. (Insurance)	128	4,877
Plexus Corp.* (Electronics)	96	2,707
PNM Resources, Inc. (Electric)	320	6,253
PolyOne Corp. (Chemicals)	176	2,408
Pool Corp. (Distribution/Wholesale)	48	1,942
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	48	4,380
Portland General Electric Co. (Electric)	224	5,972
Post Holdings, Inc.* (Food)	96	2,952
Potlatch Corp. (REIT)	80	2,555
Power Integrations, Inc. (Semiconductors)	80	2,984
Power-One, Inc.* (Electrical Components & Equipment)	256	1,157
Preferred Bank* (Banks)	96	1,283
Premiere Global Services, Inc.* (Telecommunications)	208	1,745
Prestige Brands Holdings, Inc.* (Household Products/Wares)	160	2,530
PriceSmart, Inc. (Retail)	64	4,321
Primerica, Inc. (Insurance)	272	7,271
Primoris Services Corp. (Holding Companies-Diversified)	144	1,728
Primus Telecommunications Group, Inc. (Telecommunications)	96	1,495
PrivateBancorp, Inc. (Banks)	208	3,070
Progress Software Corp.* (Software)	160	3,339
Prospect Capital Corp. (Investment Companies)	272	3,098
Prosperity Bancshares, Inc. (Banks)	176	7,397
Proto Labs, Inc.* (Miscellaneous Manufacturing)	48	1,380
Provident Financial Services, Inc. (Savings & Loans)	176	2,702
PS Business Parks, Inc. (REIT)	64	4,334
PSS World Medical, Inc.* (Healthcare-Products)	144	3,023
QLIK Technologies, Inc.* (Software)	224	4,955
QLogic Corp.* (Semiconductors)	304	4,162

See accompanying notes to the financial statements.

24 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Quad Graphics, Inc. (Commercial Services)	96	$1,380
Quaker Chemical Corp. (Chemicals)	32	1,479
Quality Systems, Inc. (Software)	96	2,641
Quanex Building Products Corp. (Building Materials)	112	2,003
Quantum Corp.* (Computers)	720	1,462
Quest Software, Inc.* (Software)	112	3,119
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	128	6,815
Quicksilver Resources, Inc.* (Oil & Gas)	320	1,734
Quidel Corp.* (Healthcare-Products)	80	1,254
QuinStreet, Inc.* (Internet)	192	1,778
Radian Group, Inc. (Insurance)	480	1,579
RadioShack Corp. (Retail)	496	1,905
RailAmerica, Inc.* (Transportation)	80	1,936
Rambus, Inc.* (Semiconductors)	352	2,020
Raven Industries, Inc. (Miscellaneous Manufacturing)	32	2,227
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	48	2,270
RealD, Inc.* (Computers)	128	1,915
RealPage, Inc.* (Software)	112	2,594
Redwood Trust, Inc. (REIT)	224	2,796
Regis Corp. (Retail)	208	3,736
Rent-A-Center, Inc. (Commercial Services)	144	4,859
Resolute Energy Corp.* (Oil & Gas)	240	2,297
Resolute Forest Products, Inc.* (Forest Products & Paper)	288	3,335
Resources Connection, Inc. (Commercial Services)	160	1,968
Responsys, Inc.* (Internet)	160	1,939
Retail Opportunity Investments Corp. (REIT)	208	2,508
Rex Energy Corp.* (Oil & Gas)	144	1,614
Rexnord Corp.* (Metal Fabricate/Hardware)	128	2,565
RF Micro Devices, Inc.* (Telecommunications)	576	2,448
Rigel Pharmaceuticals, Inc.* (Pharmaceuticals)	224	2,083
RLI Corp. (Insurance)	48	3,274
RLJ Lodging Trust (REIT)	320	5,802
Robbins & Myers, Inc. (Machinery-Diversified)	112	4,684
Rockwell Medical, Inc.* (Healthcare-Products)	112	1,043
Rofin-Sinar Technologies, Inc.* (Electronics)	80	1,514
Rogers Corp.* (Electronics)	32	1,268
Rosetta Resources, Inc.* (Oil & Gas)	96	3,517
Roundy’s, Inc. (Retail)	176	1,797
Rouse Properties, Inc.* (REIT)	160	2,168
RPX Corp.* (Commercial Services)	112	1,607
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	112	2,535
S&T Bancorp, Inc. (Banks)	64	1,182
Sabra Health Care REIT, Inc. (REIT)	96	1,643
Saks, Inc.* (Retail)	400	4,260
Sanderson Farms, Inc. (Food)	48	2,199
Sanmina-SCI Corp.* (Electronics)	256	2,097
Santarus, Inc.* (Pharmaceuticals)	176	1,248
Sapient Corp. (Internet)	336	3,384
Sauer-Danfoss, Inc. (Machinery-Diversified)	48	1,677
ScanSource, Inc.* (Distribution/Wholesale)	64	1,961
Schnitzer Steel Industries, Inc.—Class A (Iron/Steel)	80	2,242
Scholastic Corp. (Media)	80	2,253
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	32	2,180
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	208	1,458
Scientific Games Corp.—Class A* (Entertainment)	208	1,778
Seattle Genetics, Inc.* (Biotechnology)	208	5,281
Select Comfort Corp.* (Home Furnishings)	128	2,678
Select Income REIT* (REIT)	80	1,901
Select Medical Holdings Corp.* (Healthcare-Services)	192	1,941
Selective Insurance Group, Inc. (Insurance)	176	3,064
SemGroup Corp.—Class A* (Pipelines)	112	3,576
Semtech Corp.* (Semiconductors)	128	3,113
Sensient Technologies Corp. (Chemicals)	144	5,289
Sequenom, Inc.* (Biotechnology)	400	1,624
ServiceSource International, Inc.* (Commercial Services)	160	2,216
Shenandoah Telecommunications Co. (Telecommunications)	96	1,307
Shuffle Master, Inc.* (Entertainment)	128	1,766
Shutterfly, Inc.* (Internet)	80	2,455
Silicon Graphics International Corp.* (Computers)	176	1,130
Silicon Image, Inc.* (Semiconductors)	288	1,192
Simpson Manufacturing Co., Inc. (Building Materials)	96	2,833
Six Flags Entertainment Corp. (Entertainment)	96	5,201
Skechers U.S.A., Inc.—Class A* (Apparel)	96	1,956
SkyWest, Inc. (Airlines)	192	1,254
Smart Balance, Inc.* (Food)	192	1,803
Smith & Wesson Holding Corp.* (Miscellaneous Manufacturing)	224	1,861
Smith Corp. (Miscellaneous Manufacturing)	160	7,822
Snyders-Lance, Inc. (Food)	192	4,844
Solar Capital, Ltd. (Investment Companies)	96	2,137
Solazyme, Inc.* (Energy-Alternate Sources)	96	1,334
Sonic Automotive, Inc. (Retail)	208	2,843
Sonic Corp.* (Retail)	176	1,764
Sonus Networks, Inc.* (Telecommunications)	800	1,720
Sotheby’s—Class A (Commercial Services)	144	4,804
Sourcefire, Inc.* (Internet)	64	3,290
South Jersey Industries, Inc. (Gas)	80	4,078
Southwest Gas Corp. (Gas)	96	4,190
Sovran Self Storage, Inc. (REIT)	64	3,206
Spansion, Inc.—Class A* (Computers)	192	2,108
Spectrum Brands Holdings, Inc.* (Household Products/Wares)	144	4,690
Spectrum Pharmaceuticals, Inc.* (Pharmaceuticals)	176	2,739
Spirit Airlines, Inc.* (Airlines)	112	2,180
SS&C Technologies Holdings, Inc.* (Software)	176	4,400
STAG Industrial, Inc. (REIT)	160	2,333
Stage Stores, Inc. (Retail)	96	1,759
Standard Microsystems Corp.* (Semiconductors)	80	2,951
Standard Motor Products, Inc. (Auto Parts & Equipment)	96	1,352
Standard Pacific Corp.* (Home Builders)	288	1,783
Star Scientific, Inc.* (Agriculture)	464	2,116
Starwood Property Trust, Inc. (REIT)	320	6,819
State Auto Financial Corp. (Insurance)	48	674
State Bank Finacial Corp.* (Banks)	80	1,213
STEC, Inc.* (Computers)	224	1,747
Steelcase, Inc.—Class A (Office Furnishings)	368	3,323
Stepan Co. (Chemicals)	16	1,507
STERIS Corp. (Healthcare-Products)	160	5,019
Steven Madden, Ltd.* (Apparel)	80	2,540
Stifel Financial Corp.* (Diversified Financial Services)	128	3,955
Stillwater Mining Co.* (Mining)	320	2,733
Stone Energy Corp.* (Oil & Gas)	112	2,838
Stratasys, Inc.* (Computers)	48	2,378

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap :: 25

Common Stocks, continued

	Shares	Value
Strategic Hotels & Resorts, Inc.* (REIT)	480	$3,101
Strayer Education, Inc. (Commercial Services)	32	3,489
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	48	1,927
Sun Communities, Inc. (REIT)	64	2,831
Sun Healthcare Group, Inc.* (Healthcare-Services)	240	2,009
SunCoke Energy, Inc.*(a) (Coal)	176	2,578
SunPower Corp.* (Electrical Components & Equipment)	288	1,385
Sunstone Hotel Investors, Inc.* (REIT)	336	3,693
Super Micro Computer, Inc.* (Computers)	96	1,523
SuperValu, Inc. (Food)	656	3,398
Susquehanna Bancshares, Inc. (Banks)	544	5,603
Susser Holdings Corp.* (Retail)	48	1,784
Swift Energy Co.* (Oil & Gas)	128	2,382
Swift Transportation Co.* (Transportation)	240	2,268
Swisher Hygiene, Inc.* (Commercial Services)	672	1,700
Sykes Enterprises, Inc.* (Computers)	112	1,788
Symetra Financial Corp. (Insurance)	352	4,442
Symmetry Medical, Inc.* (Healthcare-Products)	176	1,510
Synageva BioPharma Corp.* (Pharmaceuticals)	48	1,947
Synaptics, Inc.* (Computers)	128	3,665
Synchronoss Technologies, Inc.* (Software)	96	1,773
SYNNEX Corp.* (Software)	96	3,311
Synta Pharmaceuticals Corp.* (Pharmaceuticals)	208	1,138
Syntel, Inc. (Computers)	32	1,942
Take-Two Interactive Software, Inc.* (Software)	224	2,119
TAL International Group, Inc. (Trucking & Leasing)	80	2,679
Tangoe, Inc.* (Software)	96	2,046
Targa Resources Corp. (Oil & Gas Services)	64	2,733
Team Health Holdings, Inc.* (Commercial Services)	128	3,084
Team, Inc.* (Commercial Services)	48	1,497
Teledyne Technologies, Inc.* (Aerospace/Defense)	64	3,946
TeleTech Holdings, Inc.* (Commercial Services)	160	2,560
Tellabs, Inc. (Telecommunications)	1,104	3,676
Tennant Co. (Machinery-Diversified)	48	1,918
Tenneco, Inc.* (Auto Parts & Equipment)	112	3,004
Tessera Technologies, Inc. (Semiconductors)	160	2,459
Tetra Tech, Inc.* (Environmental Control)	240	6,259
TETRA Technologies, Inc.* (Oil & Gas Services)	288	2,053
Texas Capital Bancshares, Inc.* (Banks)	112	4,524
Texas Industries, Inc. (Building Materials)	80	3,121
Texas Roadhouse, Inc. (Retail)	144	2,654
Textainer Group Holdings, Ltd. (Trucking & Leasing)	48	1,771
The Active Network, Inc.* (Internet)	176	2,709
The Andersons, Inc. (Agriculture)	48	2,048
The Brink’s Co. (Miscellaneous Manufacturing)	176	4,080
The Buckle, Inc. (Retail)	64	2,532
The Cato Corp.—Class A (Retail)	64	1,949
The Cheesecake Factory, Inc.* (Retail)	112	3,580
The Chefs’ Warehouse, Inc.* (Food)	64	1,155
The Children’s Place Retail Stores, Inc.* (Retail)	64	3,189
The Corporate Executive Board Co. (Commercial Services)	80	3,270
The Ensign Group, Inc. (Healthcare-Services)	48	1,357
The Finish Line, Inc.—Class A (Retail)	128	2,676
The Geo Group, Inc.* (Commercial Services)	256	5,816
The Greenbrier Cos., Inc.* (Trucking & Leasing)	80	1,406
The Hain Celestial Group, Inc.* (Food)	80	4,403
The Jones Group, Inc. (Apparel)	288	2,753
The Medicines Co.* (Biotechnology)	96	2,202
The Men’s Wearhouse, Inc. (Retail)	96	2,701
The Middleby Corp.* (Machinery-Diversified)	32	3,188
The New York Times Co.—Class A* (Media)	256	1,997
The Ryland Group, Inc. (Home Builders)	80	2,046
The Ultimate Software Group, Inc.* (Software)	48	4,278
The Warnaco Group, Inc.* (Apparel)	96	4,088
Theravance, Inc.* (Pharmaceuticals)	160	3,555
Thermon Group Holdings, Inc.* (Oil & Gas Services)	64	1,325
Threshold Pharmaceuticals, Inc.* (Pharmaceuticals)	144	1,066
Titan International, Inc. (Auto Parts & Equipment)	112	2,747
Titan Machinery, Inc.* (Distribution/Wholesale)	48	1,458
TiVo, Inc.* (Home Furnishings)	256	2,117
TNS, Inc.* (Commercial Services)	64	1,148
Tootsie Roll Industries, Inc. (Food)	96	2,291
Tornier N.V.* (Healthcare-Products)	64	1,435
Tower Group, Inc. (Insurance)	144	3,005
TowneBank (Banks)	96	1,344
TPC Group, Inc.* (Chemicals)	32	1,182
TreeHouse Foods, Inc.* (Food)	80	4,983
Trex Co., Inc.* (Building Materials)	48	1,444
Triangle Capital Corp. (Investment Companies)	112	2,551
TriMas Corp.* (Miscellaneous Manufacturing)	96	1,930
TriQuint Semiconductor, Inc.* (Semiconductors)	416	2,288
Trius Therapeutics, Inc.* (Biotechnology)	208	1,198
True Religion Apparel, Inc. (Apparel)	64	1,855
TrueBlue, Inc.* (Commercial Services)	192	2,972
TrustCo Bank Corp. NY (Banks)	240	1,310
Trustmark Corp. (Banks)	176	4,308
TTM Technologies, Inc.* (Electronics)	256	2,409
Tumi Holdings, Inc.* (Household Products/Wares)	80	1,400
Tutor Perini Corp.* (Engineering & Construction)	144	1,824
Two Harbors Investment Corp. (REIT)	224	2,321
Tyler Technologies, Inc.* (Software)	64	2,582
UIL Holdings Corp. (Electric)	144	5,164
Ultratech Stepper, Inc.* (Semiconductors)	64	2,016
UMB Financial Corp. (Banks)	112	5,738
Umpqua Holdings Corp. (Banks)	336	4,422
UniFirst Corp. (Textiles)	32	2,040
Unisys Corp.* (Computers)	96	1,877
United Bankshares, Inc. (Banks)	96	2,484
United Community Banks, Inc.* (Banks)	176	1,508
United Natural Foods, Inc.* (Food)	128	7,022
United Stationers, Inc. (Distribution/Wholesale)	128	3,450
Universal American Corp.* (Insurance)	192	2,022
Universal Corp. (Agriculture)	96	4,448
Universal Display Corp.* (Electrical Components & Equipment)	80	2,875
Universal Forest Products, Inc. (Building Materials)	48	1,871
Universal Technical Institute, Inc. (Commercial Services)	96	1,297
UNS Energy Corp. (Electric)	96	3,687
US Airways Group, Inc.* (Airlines)	304	4,052
USANA Health Sciences, Inc.* (Pharmaceuticals)	32	1,316
USG Corp.* (Building Materials)	160	3,048
VAALCO Energy, Inc.* (Oil & Gas)	176	1,519
Vail Resorts, Inc. (Entertainment)	80	4,006
Valassis Communications, Inc.* (Commercial Services)	112	2,436
ValueClick, Inc.* (Internet)	208	3,409
Vector Group, Ltd. (Agriculture)	224	3,812
Veeco Instruments, Inc.* (Semiconductors)	96	3,299
Venoco, Inc.* (Oil & Gas)	160	1,602
Verint Systems, Inc.* (Software)	64	1,889

See accompanying notes to the financial statements.

26 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Viad Corp. (Commercial Services)	96	$1,920
ViaSat, Inc.* (Telecommunications)	80	3,022
Vical, Inc.* (Biotechnology)	320	1,152
ViewPoint Financial Group, Inc. (Savings & Loans)	112	1,752
VirnetX Holding Corp.* (Internet)	96	3,384
ViroPharma, Inc.* (Pharmaceuticals)	176	4,171
VistaPrint N.V.* (Commercial Services)	96	3,101
Vitamin Shoppe, Inc.* (Retail)	80	4,394
VIVUS, Inc.* (Pharmaceuticals)	208	5,936
Vocera Communications, Inc.* (Computers)	48	1,286
Vocus, Inc.* (Internet)	80	1,488
Volcano Corp.* (Healthcare-Products)	128	3,667
Volterra Semiconductor Corp.* (Semiconductors)	112	2,626
Vonage Holdings Corp.* (Telecommunications)	896	1,801
W&T Offshore, Inc. (Oil & Gas)	144	2,203
Wabash National Corp.* (Auto Manufacturers)	208	1,377
Walter Investment Management Corp. (REIT)	48	1,125
Washington REIT (REIT)	160	4,552
Watsco, Inc. (Distribution/Wholesale)	48	3,542
Watts Water Technologies, Inc.—Class A (Electronics)	112	3,734
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	256	2,491
Web.com Group, Inc.* (Internet)	112	2,052
WebMD Health Corp.* (Internet)	176	3,610
Websense, Inc.* (Internet)	80	1,498
Webster Financial Corp. (Banks)	256	5,545
Weis Markets, Inc. (Food)	32	1,425
WellCare Health Plans, Inc.* (Healthcare-Services)	80	4,240
Werner Enterprises, Inc. (Transportation)	224	5,351
WesBanco, Inc. (Banks)	48	1,020
Wesco Aircraft Holdings, Inc.* (Storage/Warehousing)	96	1,222
West Pharmaceutical Services, Inc. (Healthcare-Products)	96	4,847
Westamerica Bancorp (Banks)	64	3,020
Western Alliance Bancorp* (Banks)	192	1,797
Western Refining, Inc. (Oil & Gas)	128	2,851
WGL Holdings, Inc. (Gas)	96	3,816
Winnebago Industries, Inc.* (Home Builders)	128	1,304
Wintrust Financial Corp. (Banks)	96	3,408
WisdomTree Investments, Inc.* (Diversified Financial Services)	224	1,472
WMS Industries, Inc.* (Leisure Time)	144	2,873
Wolverine World Wide, Inc. (Apparel)	112	4,343
Woodward, Inc. (Electronics)	128	5,048
World Acceptance Corp.* (Diversified Financial Services)	32	2,106
Worthington Industries, Inc. (Metal Fabricate/Hardware)	224	4,585
Wright Express Corp.* (Commercial Services)	112	6,913
Wright Medical Group, Inc.* (Healthcare-Products)	96	2,050
XO Group, Inc.* (Internet)	176	1,561
XPO Logistics, Inc.* (Transportation)	80	1,344
Yelp, Inc.* (Internet)	48	1,091
ZIOPHARM Oncology, Inc.* (Biotechnology)	240	1,428
Zipcar, Inc.* (Commercial Services)	144	1,689
Zumiez, Inc.* (Retail)	64	2,534
TOTAL COMMON STOCKS (Cost $2,434,387)		2,613,801

Repurchase Agreements(b)(c) (50.3%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.09%–0.10%, dated 6/29/12, due 7/2/12, total to be received $2,689,021	$2,689,000	$2,689,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,689,000)		2,689,000
TOTAL INVESTMENT SECURITIES (Cost $5,123,387)—99.1%		5,302,801
Net other assets (liabilities)—0.9%		47,615
NET ASSETS—100.0%		$5,350,416

*                      Non-income producing security

^                       All or a portion of this security is designated on the ProFund VP Small-Cap’s records as collateral for when-issued securities.

(a)               Represents a security purchased on a when-issued basis.

(b)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2012, the aggregate amount held in a segregated account was $217,000.

(c)               The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts expiring 9/24/12 (Underlying notional amount at value $796,200)	10	$34,781

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$1,311,061	$36,607
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	641,845	20,223
		$56,830

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap :: 27

ProFund VP Small-Cap invested in the following industries as of June 30, 2012:

	Value	% of Net Assets
Advertising	$1,266	NM
Aerospace/Defense	30,497	0.6%
Agriculture	12,424	0.2%
Airlines	17,919	0.3%
Apparel	26,263	0.5%
Auto Manufacturers	1,377	NM
Auto Parts & Equipment	23,109	0.4%
Banks	162,080	3.0%
Beverages	3,857	0.1%
Biotechnology	66,848	1.2%
Building Materials	22,490	0.4%
Chemicals	44,121	0.8%
Coal	8,751	0.2%
Commercial Services	190,809	3.6%
Computers	54,237	1.0%
Cosmetics/Personal Care	3,105	0.1%
Distribution/Wholesale	21,551	0.4%
Diversified Financial Services	56,937	1.1%
Electric	73,986	1.4%
Electrical Components & Equipment	26,225	0.5%
Electronics	57,080	1.1%
Energy-Alternate Sources	7,460	0.1%
Engineering & Construction	21,443	0.4%
Entertainment	26,058	0.5%
Environmental Control	17,977	0.3%
Food	60,878	1.1%
Forest Products & Paper	20,322	0.4%
Gas	27,777	0.5%
Healthcare-Products	97,774	1.8%
Healthcare-Services	37,543	0.7%
Holding Companies-Diversified	3,598	0.1%
Home Builders	10,807	0.2%
Home Furnishings	8,037	0.2%
Household Products/Wares	19,030	0.4%
Insurance	70,589	1.3%
Internet	78,169	1.5%
Investment Companies	23,591	0.4%
Iron/Steel	2,242	NM
Leisure Time	15,379	0.3%
Lodging	9,856	0.2%
Machinery-Construction & Mining	1,964	NM
Machinery-Diversified	39,991	0.7%
Media	15,949	0.3%
Metal Fabricate/Hardware	24,000	0.4%
Mining	21,843	0.4%
Miscellaneous Manufacturing	61,190	1.1%
Office Furnishings	14,173	0.3%
Oil & Gas	84,093	1.6%
Oil & Gas Services	37,839	0.7%
Packaging & Containers	2,024	NM
Pharmaceuticals	105,174	2.0%
Pipelines	3,576	0.1%
Private Equity	3,559	0.1%
REIT	195,534	3.7%
Real Estate	3,580	0.1%
Retail	157,070	2.9%
Savings & Loans	23,983	0.4%
Semiconductors	91,979	1.7%
Software	108,242	2.0%
Storage/Warehousing	3,296	0.1%
Telecommunications	83,950	1.6%
Textiles	2,040	NM
Toys/Games/Hobbies	4,624	0.1%
Transportation	46,225	0.9%
Trucking & Leasing	8,362	0.2%
Water	6,079	0.1%
Other**	2,736,615	51.2%
Total	$5,350,416	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

28:: ProFund VP Small-Cap :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2012

ASSETS:
Total Investment Securities, at cost	$5,123,387
Securities, at value	2,613,801
Repurchase agreements, at value	2,689,000
Total Investment Securities, at value	5,302,801
Cash	42,898
Segregated cash balances with brokers	66,000
Segregated cash balances with custodian	938
Dividends and interest receivable	3,507
Unrealized gain on swap agreements	56,830
Receivable for capital shares issued	95,686
Receivable for investments sold	2,352
Variation margin on futures contracts	24,300
Prepaid expenses	150
TOTAL ASSETS	5,595,462
LIABILITIES:
Payable for investments purchased	41,131
Payable for capital shares redeemed	183,336
Advisory fees payable	926
Management services fees payable	124
Administration fees payable	188
Administrative services fees payable	4,668
Distribution fees payable	4,707
Transfer agency fees payable	832
Fund accounting fees payable	441
Compliance services fees payable	64
Other accrued expenses	8,629
TOTAL LIABILITIES	245,046
NET ASSETS	$5,350,416
NET ASSETS CONSIST OF:
Capital	$5,080,873
Accumulated net investment income (loss)	(61,757)
Accumulated net realized gains (losses) on investments	60,275
Net unrealized appreciation (depreciation) on investments	271,025
NET ASSETS	$5,350,416
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	191,633
Net Asset Value (offering and redemption price per share)	$27.92

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2012

INVESTMENT INCOME:
Dividends	$12,869
Interest	3,085
TOTAL INVESTMENT INCOME	15,954
EXPENSES:
Advisory fees	34,612
Management services fees	4,615
Administration fees	1,892
Transfer agency fees	3,000
Administrative services fees	11,208
Distribution fees	11,537
Custody fees	4,505
Fund accounting fees	8,108
Trustee fees	87
Compliance services fees	54
Printing fees	4,871
Other fees	5,925
Total Gross Expenses before reductions	90,414
Less Expenses reduced by the Advisor	(12,882)
TOTAL NET EXPENSES	77,532
NET INVESTMENT INCOME (LOSS)	(61,578)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	8,453
Net realized gains (losses) on futures contracts	98,521
Net realized gains (losses) on swap agreements	25,191
Change in net unrealized appreciation/depreciation on investments	305,694
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	437,859
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$376,281

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap :: 29

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(61,578)	$(81,809)
Net realized gains (losses) on investments	132,165	436,172
Change in net unrealized appreciation/depreciation on investments	305,694	(330,018)
Change in net assets resulting from operations	376,281	24,345
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(165,610)	—
Change in net assets resulting from distributions	(165,610)	—
CAPITAL TRANSACTIONS:
Proceeds from shares issued	22,489,265	48,520,771
Dividends reinvested	165,610	—
Value of shares redeemed	(24,618,560)	(50,519,603)
Change in net assets resulting from capital transactions	(1,963,685)	(1,998,832)
Change in net assets	(1,753,014)	(1,974,487)
NET ASSETS:
Beginning of period	7,103,430	9,077,917
End of period	$5,350,416	$7,103,430
Accumulated net investment income (loss)	$(61,757)	$(179)
SHARE TRANSACTIONS:
Issued	789,152	1,728,732
Reinvested	5,934	—
Redeemed	(872,940)	(1,784,146)
Change in shares	(77,854)	(55,414)

See accompanying notes to the financial statements.

30 :: ProFund VP Small-Cap :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2012 (unaudited)		Year Ended Dec. 31, 2011		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009		Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$26.36		$27.94		$22.39	$17.75		$30.71	$37.24

Investment Activities:
Net investment income (loss)(a)	(0.19)		(0.39)		(0.31)	(0.25)		(0.10)	0.06
Net realized and unrealized gains (losses) on investments	2.21		(1.19	)(b)	5.86	4.89		(9.82)	(0.82)
Total income (loss) from investment activities	2.02		(1.58)		5.55	4.64		(9.92)	(0.76)

Distributions to Shareholders From:
Net investment income	—		—		—	—		(0.08)	(0.28)
Net realized gains on investments	(0.46)		—		—	—		(2.96)	(5.49)
Total distributions	(0.46)		—		—	—		(3.04)	(5.77)

Net Asset Value, End of Period	$27.92		$26.36		$27.94	$22.39		$17.75	$30.71

Total Return	7.65	%(c)	(5.65)%		24.79%	26.14%		(35.44)%	(2.21)%

Ratios to Average Net Assets:
Gross expenses(d)	1.96%		2.08%		2.05%	2.30%		1.65%	1.61%
Net expenses(d)	1.68%		1.68%		1.68%	1.73	%(e)	1.62%	1.56%
Net investment income (loss)(d)	(1.33)%		(1.40)%		(1.31)%	(1.34)%		(0.37)%	0.15%

Supplemental Data:
Net assets, end of period (000’s)	$5,350		$7,103		$9,078	$4,414		$2,815	$68,525
Portfolio turnover rate(f)	50	%(c)	202%		378%	840%		69%	40%

(a)                   Per share net investment income (loss) has been calculated using the average daily shares method.

(b)                  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)                   Not annualized for periods less than one year.

(d)                  Annualized for periods less than one year.

(e)                   The expense ratio does not correlate to the applicable expenses limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.

(f)                     Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Dow 30 :: 31

Investment Objective: The ProFund VP Dow 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Industrial Average.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2012

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The ProFund VP Dow 30 primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial
Average – Composition

% of Index
Industrial	20%
Consumer Non-Cyclical	18%
Technology	16%
Consumer Cyclical	13%
Energy	11%
Financial	10%
Communications	9%
Basic Materials	3%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (111.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.09%—0.10%, dated 6/29/12, due 7/2/12, total to be received $3,651,028	$3,651,000	$3,651,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,651,000)		3,651,000
TOTAL INVESTMENT SECURITIES (Cost $3,651,000)—111.0%		3,651,000
Net other assets (liabilities)—(11.0)%		(362,634)
NET ASSETS—100.0%		$3,288,366

(a)               A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2012, the aggregate amount held in a segregated account was $514,000.

(b)              The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	$2,751,293	$63,011
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	534,609	10,499
		$73,510

See accompanying notes to the financial statements.

32 :: ProFund VP Dow 30 :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2012

ASSETS:
Total Investment Securities, at cost	$3,651,000
Repurchase agreements, at value	3,651,000
Total Investment Securities, at value	3,651,000
Cash	785
Interest receivable	19
Unrealized gain on swap agreements	73,510
Receivable for capital shares issued	27,202
Prepaid expenses	59
TOTAL ASSETS	3,752,575
LIABILITIES:
Payable for capital shares redeemed	460,712
Advisory fees payable	671
Management services fees payable	89
Administration fees payable	61
Administrative services fees payable	353
Distribution fees payable	883
Transfer agency fees payable	276
Fund accounting fees payable	142
Compliance services fees payable	25
Other accrued expenses	997
TOTAL LIABILITIES	464,209
NET ASSETS	$3,288,366
NET ASSETS CONSIST OF:
Capital	$4,740,758
Accumulated net investment income (loss)	(18,830)
Accumulated net realized gains (losses) on investments	(1,507,072)
Net unrealized appreciation (depreciation) on investments	73,510
NET ASSETS	$3,288,366
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	112,793
Net Asset Value (offering and redemption price per share)	$29.15

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2012

INVESTMENT INCOME:
Interest	$1,015
EXPENSES:
Advisory fees	8,860
Management services fees	1,181
Administration fees	513
Transfer agency fees	818
Administrative services fees	1,343
Distribution fees	2,953
Custody fees	2,218
Fund accounting fees	1,111
Trustee fees	25
Compliance services fees	18
Other fees	1,616
Total Gross Expenses before reductions	20,656
Less Expenses reduced by the Advisor	(811)
TOTAL NET EXPENSES	19,845
NET INVESTMENT INCOME (LOSS)	(18,830)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(4,498)
Net realized gains (losses) on swap agreements	(322,023)
Change in net unrealized appreciation/depreciation on investments	77,928
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(248,593)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(267,423)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Dow 30 :: 33

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(18,830)	$(23,932)
Net realized gains (losses) on investments	(326,521)	(1,060,789)
Change in net unrealized appreciation/depreciation on investments	77,928	(4,727)
Change in net assets resulting from operations	(267,423)	(1,089,448)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	114,937,870	143,936,015
Value of shares redeemed	(112,186,728)	(142,299,210)
Change in net assets resulting from capital transactions	2,751,142	1,636,805
Change in net assets	2,483,719	547,357
NET ASSETS:
Beginning of period	804,647	257,290
End of period	$3,288,366	$804,647
Accumulated net investment income (loss)	$(18,830)	$—
SHARE TRANSACTIONS:
Issued	3,911,045	5,249,149
Redeemed	(3,827,185)	(5,229,824)
Change in shares	83,860	19,325

See accompanying notes to the financial statements.

34 :: ProFund VP Dow 30 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2012 (unaudited)		Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009		Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$27.81		$26.78	$24.30	$22.23		$38.60	$34.26

Investment Activities:
Net investment income (loss)(a)	(0.23)		(0.43)	(0.39)	(0.38)		0.17	1.20
Net realized and unrealized gains (losses) on investments	1.57	(b)	1.46 (b)	2.87 (b)	4.17		(13.63)	3.23
Total income (loss) from investment activities	1.34		1.03	2.48	3.79		(13.46)	4.43

Distributions to Shareholders From:
Net investment income	—		—	—	(1.72)		(1.10)	(0.09)
Net realized gains on investments	—		—	—	—		(1.81)	—
Total distributions	—		—	—	(1.72)		(2.91)	(0.09)

Net Asset Value, End of Period	$29.15		$27.81	$26.78	$24.30		$22.23	$38.60

Total Return	4.82	%(c)	3.85%	10.21%	17.58%		(36.73)%	12.94%

Ratios to Average Net Assets:
Gross expenses(d)	1.75%		1.81%	1.73%	1.99%		1.57%	1.39%
Net expenses(d)	1.68%		1.62%	1.68%	1.77	%(e)	1.55%	1.34%
Net investment income (loss)(d)	(1.59)%		(1.59)%	(1.59)%	(1.70)%		0.55%	3.27%

Supplemental Data:
Net assets, end of period (000’s)	$3,288		$805	$257	$423		$203	$515
Portfolio turnover rate(f)	—		—	—	—	%(g)	7,356%	40,865%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)

The expense ratio does not correlate to the applicable expenses limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.

(f)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(g)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that did not include the purchase of equity securities.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP NASDAQ-100 :: 35

Investment Objective: The ProFund VP NASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100 Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2012

Market Exposure

Investment Type	% of Net Assets
Equity Securities	52%
Futures Contracts	17%
Swap Agreements	32%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	9.8%
Microsoft Corp.	4.6%
Google, Inc.—Class A	2.7%
Oracle Corp.	2.6%
Intel Corp.	2.4%

NASDAQ-100 Index – Composition

% of Index
Technology	54%
Communications	25%
Consumer Non-Cyclical	13%
Consumer Cyclical	7%
Industrial	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (51.9%)

	Shares	Value
Activision Blizzard, Inc. (Software)	9,348	$112,083
Adobe Systems, Inc.* (Software)	4,182	135,371
Akamai Technologies, Inc.* (Internet)	1,517	48,165
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,599	158,781
Altera Corp. (Semiconductors)	2,706	91,571
Amazon.com, Inc.* (Internet)	3,772	861,336
Amgen, Inc. (Biotechnology)	6,519	476,148
Apollo Group, Inc.—Class A* (Commercial Services)	1,025	37,095
Apple Computer, Inc.* (Computers)	7,872	4,597,248
Applied Materials, Inc. (Semiconductors)	10,783	123,573
Autodesk, Inc.* (Software)	1,927	67,426
Automatic Data Processing, Inc. (Commercial Services)	4,100	228,206
Avago Technologies, Ltd. (Semiconductors)	2,050	73,595
Baidu, Inc.ADR* (Internet)	2,296	263,994
Bed Bath & Beyond, Inc.* (Retail)	1,968	121,622
Biogen Idec, Inc.* (Biotechnology)	2,009	290,059
BMC Software, Inc.* (Software)	1,353	57,746
Broadcom Corp.—Class A (Semiconductors)	4,182	141,352
C.H. Robinson Worldwide, Inc. (Transportation)	1,353	79,191
CA, Inc. (Software)	3,977	107,737
Celgene Corp.* (Biotechnology)	3,690	236,750
Cerner Corp.* (Software)	1,435	118,617
Check Point Software Technologies, Ltd.* (Software)	1,722	85,394
Cisco Systems, Inc. (Telecommunications)	44,977	772,255
Citrix Systems, Inc.* (Software)	1,558	130,779
Cognizant Technology Solutions Corp.* (Computers)	2,542	152,520
Comcast Corp.—Class A (Media)	17,712	566,253
Costco Wholesale Corp. (Retail)	3,649	346,655
Ctrip.com International, Ltd.ADR* (Internet)	1,230	20,615
Dell, Inc.* (Computers)	14,678	183,769
DENTSPLY International, Inc. (Healthcare-Products)	1,189	44,956
DIRECTV—Class A* (Media)	5,494	268,217
Dollar Tree, Inc.* (Retail)	1,968	105,878
eBay, Inc.* (Internet)	10,865	456,439
Electronic Arts, Inc.* (Software)	2,665	32,913
Expedia, Inc. (Internet)	943	45,330
Expeditors International of Washington, Inc. (Transportation)	1,804	69,905
Express Scripts Holding Co.* (Pharmaceuticals)	6,765	377,690
F5 Networks, Inc.* (Internet)	656	65,311
Fastenal Co. (Distribution/Wholesale)	2,501	100,815
Fiserv, Inc.* (Software)	1,148	82,909
Flextronics International, Ltd.* (Electronics)	5,658	35,080
Fossil, Inc.* (Distribution/Wholesale)	533	40,796
Garmin, Ltd. (Electronics)	1,763	67,505
Gilead Sciences, Inc.* (Biotechnology)	6,355	325,884
Google, Inc.—Class A* (Internet)	2,173	1,260,492
Green Mountain Coffee Roasters, Inc.* (Beverages)	1,312	28,575
Henry Schein, Inc.* (Healthcare-Products)	738	57,926
Infosys Technologies, Ltd.ADR (Computers)	656	29,559
Intel Corp. (Semiconductors)	42,271	1,126,522
Intuit, Inc. (Software)	2,460	146,001
Intuitive Surgical, Inc.* (Healthcare-Products)	328	181,643
KLA-Tencor Corp. (Semiconductors)	1,394	68,655
Lam Research Corp.* (Semiconductors)	1,025	38,684
Liberty Media Holding Corp.—Interactive Series A* (Internet)	4,469	79,504
Life Technologies Corp.* (Biotechnology)	1,517	68,250
Linear Technology Corp. (Semiconductors)	1,927	60,373
Marvell Technology Group, Ltd. (Semiconductors)	4,797	54,110
Mattel, Inc. (Toys/Games/Hobbies)	2,870	93,103
Maxim Integrated Products, Inc. (Semiconductors)	2,460	63,074
Microchip Technology, Inc. (Semiconductors)	1,640	54,251
Micron Technology, Inc.* (Semiconductors)	8,323	52,518
Microsoft Corp. (Software)	70,561	2,158,461
Monster Beverage Corp.* (Beverages)	1,476	105,091
Mylan Laboratories, Inc.* (Pharmaceuticals)	3,608	77,103
NetApp, Inc.* (Computers)	3,034	96,542
Netflix, Inc.* (Internet)	451	30,880
News Corp.—Class A (Media)	13,612	303,411

See accompanying notes to the financial statements.

36 :: ProFund VP NASDAQ-100 :: Financial Statements

Common Stocks, continued

	Shares	Value
Nuance Communications, Inc.* (Software)	2,583	$61,527
NVIDIA Corp.* (Semiconductors)	5,207	71,961
O’Reilly Automotive, Inc.* (Retail)	1,066	89,299
Oracle Corp. (Software)	41,779	1,240,836
PACCAR, Inc. (Auto Manufacturers)	2,993	117,296
Paychex, Inc. (Commercial Services)	3,034	95,298
Perrigo Co. (Pharmaceuticals)	779	91,867
Priceline.com, Inc.* (Internet)	410	272,453
Qualcomm, Inc. (Telecommunications)	14,391	801,291
Randgold Resources, Ltd.ADR (Mining)	451	40,595
Research In Motion, Ltd.* (Computers)	4,346	32,117
Ross Stores, Inc. (Retail)	1,886	117,818
SanDisk Corp.* (Computers)	2,050	74,784
Seagate Technology PLC (Computers)	3,567	88,212
Sears Holdings Corp.* (Retail)	902	53,849
Sigma-Aldrich Corp. (Chemicals)	1,025	75,778
Sirius XM Radio, Inc.* (Media)	31,939	59,087
Staples, Inc. (Retail)	5,781	75,442
Starbucks Corp. (Retail)	6,355	338,849
Stericycle, Inc.* (Environmental Control)	697	63,894
Symantec Corp.* (Internet)	6,068	88,653
Texas Instruments, Inc. (Semiconductors)	9,594	275,252
VeriSign, Inc.* (Internet)	1,312	57,164
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,763	98,587
Viacom, Inc.—Class B (Media)	4,018	188,926
Virgin Media, Inc. (Telecommunications)	2,337	56,999
Vodafone Group PLCADR (Telecommunications)	7,708	217,211
Warner Chilcott PLC—Class A* (Pharmaceuticals)	2,091	37,471
Whole Foods Market, Inc. (Food)	1,558	148,509
Wynn Resorts, Ltd. (Lodging)	861	89,303
Xilinx, Inc. (Semiconductors)	2,214	74,324
Yahoo!, Inc.* (Internet)	10,250	162,257
TOTAL COMMON STOCKS (Cost $10,729,012)		24,397,171

Repurchase Agreements(a)(b) (58.7%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.09%—0.10%, dated 6/29/12, due 7/2/12, total to be received $27,584,216	$27,584,000	$27,584,000
TOTAL REPURCHASE AGREEMENTS (Cost $27,584,000)		27,584,000
TOTAL INVESTMENT SECURITIES (Cost $38,313,012)—110.6%		51,981,171
Net other assets (liabilities)—(10.6)%		(4,988,184)
NET ASSETS—100.0%		$46,992,987

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2012, the aggregate amount held in a segregated account was $2,758,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts expiring 9/24/12 (Underlying notional amount at value $7,831,500)	150	$203,085

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$3,175,326	$188,007
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	11,654,168	224,807
		$412,814

ProFund VP NASDAQ-100 invested in the following industries as of June 30, 2012:

	Value	% of Net Assets
Auto Manufacturers	$117,296	0.2%
Beverages	133,666	0.3%
Biotechnology	1,654,459	3.5%
Chemicals	75,778	0.2%
Commercial Services	360,599	0.8%
Computers	5,254,751	11.3%
Distribution/Wholesale	141,611	0.3%
Electronics	102,585	0.2%
Environmental Control	63,894	0.1%
Food	148,509	0.3%
Healthcare-Products	284,525	0.6%
Internet	3,712,593	7.9%
Lodging	89,303	0.2%
Media	1,385,894	2.9%
Mining	40,595	0.1%
Pharmaceuticals	584,131	1.2%
Retail	1,249,412	2.7%
Semiconductors	2,369,815	5.0%
Software	4,537,800	9.7%
Telecommunications	1,847,756	3.9%
Toys/Games/Hobbies	93,103	0.2%
Transportation	149,096	0.3%
Other**	22,595,816	48.1%
Total	$46,992,987	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP NASDAQ-100 :: 37

Statement of Assets and Liabilities (unaudited)
June 30, 2012

ASSETS:
Total Investment Securities, at cost	$38,313,012
Securities, at value	24,397,171
Repurchase agreements, at value	27,584,000
Total Investment Securities, at value	51,981,171
Cash	1,393
Segregated cash balances with brokers	383,523
Dividends and interest receivable	14,831
Unrealized gain on swap agreements	412,814
Receivable for capital shares issued	85,079
Variation margin on futures contracts	239,727
Prepaid expenses	1,105
TOTAL ASSETS	53,119,643
LIABILITIES:
Payable for capital shares redeemed	5,991,829
Advisory fees payable	22,331
Management services fees payable	2,977
Administration fees payable	1,781
Administrative services fees payable	23,488
Distribution fees payable	21,387
Transfer agency fees payable	7,003
Fund accounting fees payable	4,176
Compliance services fees payable	513
Other accrued expenses	51,171
TOTAL LIABILITIES	6,126,656
NET ASSETS	$46,992,987
NET ASSETS CONSIST OF:
Capital	$46,231,838
Accumulated net investment income (loss)	(343,409)
Accumulated net realized gains (losses) on investments	(13,179,500)
Net unrealized appreciation (depreciation) on investments	14,284,058
NET ASSETS	$46,992,987
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,103,630
Net Asset Value (offering and redemption price per share)	$22.34

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2012

INVESTMENT INCOME:
Dividends	$124,149
Interest	14,649
TOTAL INVESTMENT INCOME	138,798
EXPENSES:
Advisory fees	218,531
Management services fees	29,137
Administration fees	13,271
Transfer agency fees	21,176
Administrative services fees	87,075
Distribution fees	72,844
Custody fees	4,344
Fund accounting fees	29,069
Trustee fees	653
Compliance services fees	410
Other fees	52,303
Total Gross Expenses before reductions	528,813
Less Expenses reduced by the Advisor	(39,305)
TOTAL NET EXPENSES	489,508
NET INVESTMENT INCOME (LOSS)	(350,710)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	125,158
Net realized gains (losses) on futures contracts	50,611
Net realized gains (losses) on swap agreements	3,322,426
Change in net unrealized appreciation/depreciation on investments	3,776,328
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	7,274,523
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$6,923,813

See accompanying notes to the financial statements.

38 :: ProFund VP NASDAQ-100 :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(350,710)	$(596,514)
Net realized gains (losses) on investments	3,498,195	1,252,151
Change in net unrealized appreciation/depreciation on investments	3,776,328	(2,918,988)
Change in net assets resulting from operations	6,923,813	(2,263,351)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	134,906,015	279,822,278
Value of shares redeemed	(140,016,519)	(289,443,406)
Change in net assets resulting from capital transactions	(5,110,504)	(9,621,128)
Change in net assets	1,813,309	(11,884,479)
NET ASSETS:
Beginning of period	45,179,678	57,064,157
End of period	$46,992,987	$45,179,678
Accumulated net investment income (loss)	$(343,409)	$7,301
SHARE TRANSACTIONS:
Issued	6,073,981	14,073,181
Redeemed	(6,283,704)	(14,723,999)
Change in shares	(209,723)	(650,818)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP NASDAQ-100 :: 39

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2012 (unaudited)		Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$19.53		$19.25	$16.28	$10.71	$18.62	$15.83

Investment Activities:
Net investment income (loss)(a)	(0.13)		(0.24)	(0.19)	(0.15)	(0.16)	(0.12)
Net realized and unrealized gains (losses) on investments	2.94		0.52 (b)	3.16	5.72	(7.75)	2.91
Total income (loss) from investment activities	2.81		0.28	2.97	5.57	(7.91)	2.79

Net Asset Value, End of Period	$22.34		$19.53	$19.25	$16.28	$10.71	$18.62

Total Return	14.39	%(c)	1.45%	18.24%	52.01%	(42.48)%	17.62%

Ratios to Average Net Assets:
Gross expenses(d)	1.81%		1.82%	1.78%	1.83%	1.76%	1.69%
Net expenses(d)	1.68%		1.68%	1.68%	1.67%	1.63%	1.63%
Net investment income (loss)(d)	(1.20)%		(1.21)%	(1.13)%	(1.13)%	(1.02)%	(0.68)%

Supplemental Data:
Net assets, end of period (000’s)	$46,993		$45,180	$57,064	$53,746	$22,323	$109,947
Portfolio turnover rate(e)	2	%(c)	38%	28%	238%	470%	336%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

40 :: ProFund VP Large-Cap Value :: Financial Statements

Investment Objective: The ProFund VP Large-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500 Value Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2012

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
General Electric Co.	4.0%
AT&T, Inc.	3.7%
Wells Fargo & Co.	3.2%
Pfizer, Inc.	3.1%
Berkshire Hathaway, Inc.—Class B	2.6%

S&P 500 Value Index – Composition

% of Index
Financial	26%
Communications	14%
Consumer Non-Cyclical	13%
Industrial	11%
Energy	11%
Consumer Cyclical	8%
Technology	7%
Utilities	7%
Basic Materials	3%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.8%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	590	$52,864
Abercrombie & Fitch Co.—Class A (Retail)	354	12,086
Accenture PLC—Class A (Computers)	590	35,453
ACE, Ltd. (Insurance)	1,298	96,221
Adobe Systems, Inc.* (Software)	944	30,557
Advanced Micro Devices, Inc.* (Semiconductors)	2,242	12,847
Aetna, Inc. (Healthcare-Services)	590	22,874
Agilent Technologies, Inc. (Electronics)	354	13,891
AGL Resources, Inc. (Gas)	472	18,290
Air Products & Chemicals, Inc. (Chemicals)	236	19,052
Airgas, Inc. (Chemicals)	118	9,913
Alcoa, Inc. (Mining)	4,012	35,105
Allegheny Technologies, Inc. (Iron/Steel)	354	11,289
Allstate Corp. (Insurance)	1,770	62,109
Alpha Natural Resources, Inc.* (Coal)	826	7,194
Altria Group, Inc. (Agriculture)	5,074	175,307
Ameren Corp. (Electric)	944	31,662
American Electric Power, Inc. (Electric)	1,770	70,623
American Express Co. (Diversified Financial Services)	1,534	89,294
American International Group, Inc.* (Insurance)	2,360	75,732
Ameriprise Financial, Inc. (Diversified Financial Services)	826	43,167
AmerisourceBergen Corp. (Pharmaceuticals)	944	37,146
Anadarko Petroleum Corp. (Oil & Gas)	944	62,493
Analog Devices, Inc. (Semiconductors)	472	17,780
Aon PLC (Insurance)	354	16,560
Apache Corp. (Oil & Gas)	472	41,484
Apartment Investment and Management Co.—Class A (REIT)	236	6,379
Applied Materials, Inc. (Semiconductors)	4,720	54,091
Archer-Daniels-Midland Co. (Agriculture)	2,478	73,151
Assurant, Inc. (Insurance)	354	12,333
AT&T, Inc. (Telecommunications)	21,712	774,250
Autodesk, Inc.* (Software)	472	16,515
AutoNation, Inc.* (Retail)	118	4,163
AvalonBay Communities, Inc. (REIT)	118	16,695
Avery Dennison Corp. (Household Products/Wares)	354	9,678
Avon Products, Inc. (Cosmetics/Personal Care)	1,652	26,779
Baker Hughes, Inc. (Oil & Gas Services)	708	29,099
Ball Corp. (Packaging & Containers)	236	9,688
Bank of America Corp. (Banks)	40,002	327,216
Bank of New York Mellon Corp. (Banks)	4,366	95,834
BB&T Corp. (Banks)	2,596	80,087
Beam, Inc. (Beverages)	590	36,869
Bemis Co., Inc. (Packaging & Containers)	354	11,094
Berkshire Hathaway, Inc.—Class B* (Insurance)	6,490	540,812
Best Buy Co., Inc. (Retail)	1,062	22,260
Big Lots, Inc.* (Retail)	118	4,813
BMC Software, Inc.* (Software)	118	5,036
Boeing Co. (Aerospace/Defense)	1,062	78,907
BorgWarner, Inc.* (Auto Parts & Equipment)	118	7,740
Boston Properties, Inc. (REIT)	236	25,575
Boston Scientific Corp.* (Healthcare-Products)	5,310	30,108
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,478	89,084
CA, Inc. (Software)	1,298	35,163
Cablevision Systems Corp. NY—Class A (Media)	826	10,978
Campbell Soup Co. (Food)	354	11,817
Capital One Financial Corp. (Banks)	2,124	116,098
Cardinal Health, Inc. (Pharmaceuticals)	1,298	54,516
CareFusion Corp.* (Healthcare-Products)	826	21,212
CarMax, Inc.* (Retail)	826	21,426
Carnival Corp.—Class A (Leisure Time)	1,652	56,614
Caterpillar, Inc. (Machinery-Construction & Mining)	826	70,136
CBRE Group, Inc.—Class A* (Real Estate)	1,180	19,305
CBS Corp.—Class B (Media)	2,360	77,361
CenterPoint Energy, Inc. (Gas)	1,534	31,708
CenturyLink, Inc. (Telecommunications)	2,360	93,196
Chesapeake Energy Corp. (Oil & Gas)	2,478	46,091
Chevron Corp. (Oil & Gas)	3,422	361,021
CIGNA Corp. (Healthcare-Services)	1,062	46,728
Cincinnati Financial Corp. (Insurance)	590	22,461
Cintas Corp. (Textiles)	354	13,668

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Large-Cap Value :: 41

Common Stocks, continued

	Shares	Value
Cisco Systems, Inc. (Telecommunications)	19,824	$340,378
Citigroup, Inc. (Banks)	10,856	297,563
Clorox Co. (Household Products/Wares)	118	8,550
CME Group, Inc. (Diversified Financial Services)	236	63,274
CMS Energy Corp. (Electric)	944	22,184
Coca-Cola Enterprises, Inc. (Beverages)	1,062	29,778
Comcast Corp.—Class A (Media)	10,030	320,659
Comerica, Inc. (Banks)	708	21,743
Computer Sciences Corp. (Computers)	590	14,644
ConAgra Foods, Inc. (Food)	1,534	39,777
ConocoPhillips (Oil & Gas)	4,720	263,754
CONSOL Energy, Inc. (Coal)	236	7,137
Consolidated Edison, Inc. (Electric)	472	29,354
Constellation Brands, Inc.* (Beverages)	590	15,965
Cooper Industries PLC—Class A (Miscellaneous Manufacturing)	236	16,090
Corning, Inc. (Telecommunications)	5,664	73,235
Costco Wholesale Corp. (Retail)	708	67,260
Coventry Health Care, Inc. (Healthcare-Services)	472	15,005
Covidien PLC (Healthcare-Products)	472	25,252
CSX Corp. (Transportation)	2,006	44,854
Cummins, Inc. (Machinery-Diversified)	236	22,871
CVS Caremark Corp. (Retail)	4,720	220,566
D.R. Horton, Inc. (Home Builders)	1,062	19,520
Danaher Corp. (Miscellaneous Manufacturing)	472	24,582
Darden Restaurants, Inc. (Retail)	118	5,974
Dean Foods Co.* (Food)	708	12,057
Dell, Inc.* (Computers)	5,546	69,436
Denbury Resources, Inc.* (Oil & Gas)	1,416	21,396
DENTSPLY International, Inc. (Healthcare-Products)	236	8,923
Devon Energy Corp. (Oil & Gas)	1,534	88,957
Discover Financial Services (Diversified Financial Services)	2,006	69,367
Dominion Resources, Inc. (Electric)	590	31,860
Dover Corp. (Miscellaneous Manufacturing)	236	12,652
Dr. Pepper Snapple Group, Inc. (Beverages)	354	15,487
DTE Energy Co. (Electric)	590	35,005
Duke Energy Corp. (Electric)	4,956	114,285
E*TRADE Financial Corp.* (Diversified Financial Services)	944	7,590
E.I. du Pont de Nemours & Co. (Chemicals)	1,062	53,705
Eastman Chemical Co. (Chemicals)	236	11,887
Eaton Corp. (Miscellaneous Manufacturing)	1,298	51,440
eBay, Inc.* (Internet)	1,534	64,443
Edison International (Electric)	1,180	54,516
Electronic Arts, Inc.* (Software)	590	7,286
Eli Lilly & Co. (Pharmaceuticals)	1,180	50,634
EMC Corp.* (Computers)	3,540	90,730
Emerson Electric Co. (Electrical Components & Equipment)	826	38,475
Entergy Corp. (Electric)	708	48,066
EQT Corp. (Oil & Gas)	236	12,657
Equifax, Inc. (Commercial Services)	236	10,998
Equity Residential (REIT)	354	22,075
Exelon Corp. (Electric)	3,186	119,857
Expedia, Inc. (Internet)	118	5,672
Expeditors International of Washington, Inc. (Transportation)	236	9,145
Exxon Mobil Corp. (Oil & Gas)	6,254	535,155
Fastenal Co. (Distribution/Wholesale)	354	14,270
Federated Investors, Inc.—Class B (Diversified Financial Services)	354	7,735
FedEx Corp. (Transportation)	1,180	108,100
Fidelity National Information Services, Inc. (Software)	944	32,172
Fifth Third Bancorp (Banks)	3,422	45,855
First Horizon National Corp. (Banks)	944	8,170
FirstEnergy Corp. (Electric)	1,534	75,457
FLIR Systems, Inc. (Electronics)	118	2,301
Fluor Corp. (Engineering & Construction)	236	11,644
Ford Motor Co. (Auto Manufacturers)	14,160	135,794
Forest Laboratories, Inc.* (Pharmaceuticals)	944	33,031
Freeport-McMoRan Copper & Gold, Inc. (Mining)	3,540	120,608
Frontier Communications Corp. (Telecommunications)	3,658	14,010
GameStop Corp.—Class A (Retail)	472	8,666
Gannett Co., Inc. (Media)	826	12,167
General Dynamics Corp. (Aerospace/Defense)	472	31,133
General Electric Co. (Miscellaneous Manufacturing)	39,294	818,887
General Mills, Inc. (Food)	826	31,834
Genuine Parts Co. (Distribution/Wholesale)	118	7,109
Genworth Financial, Inc.—Class A* (Insurance)	1,770	10,018
H & R Block, Inc. (Commercial Services)	1,062	16,971
Halliburton Co. (Oil & Gas Services)	1,416	40,200
Harley-Davidson, Inc. (Leisure Time)	472	21,585
Harman International Industries, Inc. (Home Furnishings)	236	9,346
Harris Corp. (Telecommunications)	472	19,753
Hartford Financial Services Group, Inc. (Insurance)	1,652	29,125
Hasbro, Inc. (Toys/Games/Hobbies)	236	7,993
HCP, Inc. (REIT)	826	36,468
Health Care REIT, Inc. (REIT)	354	20,638
Heinz (H.J.) Co. (Food)	236	12,834
Hess Corp. (Oil & Gas)	1,180	51,271
Hewlett-Packard Co. (Computers)	7,316	147,125
Honeywell International, Inc. (Miscellaneous Manufacturing)	1,062	59,302
Hormel Foods Corp. (Food)	236	7,179
Hospira, Inc.* (Healthcare-Products)	590	20,638
Host Hotels & Resorts, Inc. (REIT)	2,714	42,935
Hudson City Bancorp, Inc. (Savings & Loans)	2,006	12,778
Humana, Inc. (Healthcare-Services)	236	18,276
Huntington Bancshares, Inc. (Banks)	3,186	20,390
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	708	37,446
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	1,062	44,795
Integrys Energy Group, Inc. (Electric)	236	13,421
Intel Corp. (Semiconductors)	9,086	242,142
International Game Technology (Entertainment)	1,062	16,726
International Paper Co. (Forest Products & Paper)	1,652	47,759
Invesco, Ltd. (Diversified Financial Services)	1,652	37,335
Iron Mountain, Inc. (Commercial Services)	354	11,668
J.C. Penney Co., Inc. (Retail)	590	13,753
J.P. Morgan Chase & Co. (Banks)	14,160	505,937
Jabil Circuit, Inc. (Electronics)	708	14,394
Jacobs Engineering Group, Inc.* (Engineering & Construction)	472	17,870
JDS Uniphase Corp.* (Telecommunications)	826	9,086
Johnson Controls, Inc. (Auto Parts & Equipment)	2,478	68,665
Juniper Networks, Inc.* (Telecommunications)	708	11,547
KeyCorp (Banks)	3,540	27,400
Kimco Realty Corp. (REIT)	1,534	29,192

See accompanying notes to the financial statements.

42 :: ProFund VP Large-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
Kinder Morgan, Inc. (Pipelines)	944	$30,416
Kohls Corp. (Retail)	354	16,103
Kraft Foods, Inc. (Food)	3,068	118,486
Kroger Co. (Food)	2,124	49,256
L-3 Communications Holdings, Inc. (Aerospace/Defense)	354	26,200
Legg Mason, Inc. (Diversified Financial Services)	472	12,447
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	472	9,973
Lennar Corp.—Class A (Home Builders)	590	18,237
Leucadia National Corp. (Holding Companies-Diversified)	708	15,059
Lexmark International, Inc.—Class A (Computers)	236	6,273
Lincoln National Corp. (Insurance)	1,062	23,226
Linear Technology Corp. (Semiconductors)	354	11,091
Loews Corp. (Insurance)	1,180	48,274
Lorillard, Inc. (Agriculture)	118	15,570
Lowe’s Cos., Inc. (Retail)	4,366	124,169
LSI Logic Corp.* (Semiconductors)	1,062	6,765
M&T Bank Corp. (Banks)	472	38,973
Macy’s, Inc. (Retail)	1,534	52,693
Marathon Oil Corp. (Oil & Gas)	2,596	66,380
Marathon Petroleum Corp. (Oil & Gas)	1,298	58,306
Marriott International, Inc.—Class A (Lodging)	590	23,140
Marsh & McLennan Cos., Inc. (Insurance)	2,006	64,653
Masco Corp. (Building Materials)	944	13,093
Mattel, Inc. (Toys/Games/Hobbies)	708	22,968
McCormick & Co., Inc. (Food)	118	7,157
McGraw-Hill Cos., Inc. (Media)	472	21,240
McKesson Corp. (Pharmaceuticals)	826	77,437
MeadWestvaco Corp. (Forest Products & Paper)	590	16,962
Medtronic, Inc. (Healthcare-Products)	1,298	50,272
Merck & Co., Inc. (Pharmaceuticals)	3,894	162,574
MetLife, Inc. (Insurance)	3,894	120,130
MetroPCS Communications, Inc.* (Telecommunications)	1,062	6,425
Micron Technology, Inc.* (Semiconductors)	3,658	23,082
Microsoft Corp. (Software)	11,918	364,572
Molex, Inc. (Electrical Components & Equipment)	472	11,300
Molson Coors Brewing Co.—Class B (Beverages)	590	24,550
Moody’s Corp. (Commercial Services)	354	12,939
Morgan Stanley Dean Witter & Co. (Banks)	5,664	82,638
Motorola Solutions, Inc. (Telecommunications)	1,062	51,093
Murphy Oil Corp. (Oil & Gas)	708	35,605
Nabors Industries, Ltd.* (Oil & Gas)	1,062	15,293
NASDAQ Stock Market, Inc. (Diversified Financial Services)	472	10,700
National Oilwell Varco, Inc. (Oil & Gas Services)	472	30,416
Newell Rubbermaid, Inc. (Housewares)	1,062	19,265
Newfield Exploration Co.* (Oil & Gas)	118	3,459
News Corp.—Class A (Media)	7,788	173,594
NextEra Energy, Inc. (Electric)	708	48,717
NiSource, Inc. (Gas)	1,062	26,284
Noble Corp. (Oil & Gas)	944	30,708
Noble Energy, Inc. (Oil & Gas)	236	20,018
Nordstrom, Inc. (Retail)	118	5,863
Norfolk Southern Corp. (Transportation)	236	16,938
Northeast Utilities System (Electric)	1,180	45,796
Northern Trust Corp. (Banks)	944	43,443
Northrop Grumman Corp. (Aerospace/Defense)	944	60,218
NRG Energy, Inc.* (Electric)	826	14,339
Nucor Corp. (Iron/Steel)	1,180	44,722
NVIDIA Corp.* (Semiconductors)	1,534	21,200
NYSE Euronext (Diversified Financial Services)	944	24,148
Occidental Petroleum Corp. (Oil & Gas)	826	70,846
Omnicom Group, Inc. (Advertising)	472	22,939
ONEOK, Inc. (Pipelines)	354	14,978
Owens-Illinois, Inc.* (Packaging & Containers)	590	11,310
PACCAR, Inc. (Auto Manufacturers)	1,298	50,869
Parker Hannifin Corp. (Miscellaneous Manufacturing)	236	18,144
Patterson Cos., Inc. (Healthcare-Products)	118	4,067
Paychex, Inc. (Commercial Services)	590	18,532
People’s United Financial, Inc. (Savings & Loans)	1,298	15,070
Pepco Holdings, Inc. (Electric)	826	16,165
PerkinElmer, Inc. (Electronics)	472	12,178
Pfizer, Inc. (Pharmaceuticals)	27,730	637,790
PG&E Corp. (Electric)	1,534	69,444
Phillips 66* (Oil & Gas)	2,360	78,446
Pinnacle West Capital Corp. (Electric)	354	18,316
Pitney Bowes, Inc. (Office/Business Equipment)	708	10,599
Plum Creek Timber Co., Inc. (Forest Products & Paper)	354	14,054
PNC Financial Services Group (Banks)	2,006	122,587
PPL Corp. (Electric)	2,124	59,068
Precision Castparts Corp. (Metal Fabricate/Hardware)	236	38,820
Principal Financial Group, Inc. (Insurance)	1,062	27,856
Procter & Gamble Co. (Cosmetics/Personal Care)	2,596	159,005
Progress Energy, Inc. (Electric)	472	28,400
Progressive Corp. (Insurance)	2,242	46,701
Prologis, Inc. (REIT)	1,062	35,290
Prudential Financial, Inc. (Insurance)	1,770	85,721
Public Service Enterprise Group, Inc. (Electric)	1,888	61,360
Public Storage, Inc. (REIT)	118	17,040
PulteGroup, Inc.* (Home Builders)	708	7,576
QEP Resources, Inc. (Oil & Gas)	708	21,219
Quanta Services, Inc.* (Commercial Services)	826	19,882
R.R. Donnelley & Sons Co. (Commercial Services)	708	8,333
Range Resources Corp. (Oil & Gas)	118	7,301
Raytheon Co. (Aerospace/Defense)	472	26,710
Regions Financial Corp. (Banks)	5,192	35,046
Republic Services, Inc. (Environmental Control)	1,180	31,223
Reynolds American, Inc. (Agriculture)	590	26,473
Robert Half International, Inc. (Commercial Services)	354	10,114
Rockwell Collins, Inc. (Aerospace/Defense)	118	5,823
Rowan Companies PLC—Class A* (Energy-Alternate Sources)	472	15,260
Ryder System, Inc. (Transportation)	236	8,498
Safeway, Inc. (Food)	944	17,134
SAIC, Inc. (Commercial Services)	1,062	12,871
SCANA Corp. (Electric)	472	22,580
Seagate Technology PLC (Computers)	944	23,345
Sealed Air Corp. (Packaging & Containers)	708	10,932
Sears Holdings Corp.* (Retail)	118	7,045
Sempra Energy (Gas)	944	65,023
Simon Property Group, Inc. (REIT)	354	55,104
SLM Corp. (Diversified Financial Services)	1,770	27,807
Snap-on, Inc. (Hand/Machine Tools)	118	7,345
Southern Co. (Electric)	1,298	60,097

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Large-Cap Value :: 43

Common Stocks, continued

	Shares	Value
Southwest Airlines Co. (Airlines)	2,832	$26,111
Spectra Energy Corp. (Pipelines)	1,298	37,720
Sprint Nextel Corp.* (Telecommunications)	11,092	36,160
Stanley Black & Decker, Inc. (Hand/Machine Tools)	236	15,189
Staples, Inc. (Retail)	2,596	33,878
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	354	18,776
State Street Corp. (Banks)	1,770	79,013
Sunoco, Inc. (Oil & Gas)	354	16,815
SunTrust Banks, Inc. (Banks)	2,006	48,605
Symantec Corp.* (Internet)	1,534	22,412
Sysco Corp. (Food)	2,124	63,316
Target Corp. (Retail)	944	54,931
TE Connectivity, Ltd. (Electronics)	1,534	48,950
TECO Energy, Inc. (Electric)	826	14,918
Tenet Healthcare Corp.* (Healthcare-Services)	1,534	8,038
Teradyne, Inc.* (Semiconductors)	236	3,318
Tesoro Petroleum Corp.* (Oil & Gas)	472	11,781
Texas Instruments, Inc. (Semiconductors)	1,770	50,781
Textron, Inc. (Miscellaneous Manufacturing)	1,062	26,412
The AES Corp.* (Electric)	2,360	30,279
The Charles Schwab Corp. (Diversified Financial Services)	4,012	51,875
The Chubb Corp. (Insurance)	472	34,371
The Dow Chemical Co. (Chemicals)	4,484	141,246
The Gap, Inc. (Retail)	1,180	32,285
The Goldman Sachs Group, Inc. (Banks)	1,770	169,672
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	944	11,149
The Home Depot, Inc. (Retail)	3,068	162,573
The Interpublic Group of Cos., Inc. (Advertising)	1,652	17,924
The JM Smucker Co.—Class A (Food)	118	8,911
The Limited, Inc. (Retail)	236	10,037
The Mosaic Co. (Chemicals)	354	19,385
The Travelers Cos., Inc. (Insurance)	708	45,199
The Williams Cos., Inc. (Pipelines)	1,298	37,408
Thermo Fisher Scientific, Inc. (Electronics)	590	30,627
Time Warner Cable, Inc. (Media)	354	29,063
Time Warner, Inc. (Media)	3,540	136,290
Titanium Metals Corp. (Mining)	354	4,004
Torchmark Corp. (Insurance)	354	17,895
Total System Services, Inc. (Commercial Services)	590	14,119
TripAdvisor, Inc.* (Internet)	118	5,273
Tyco International, Ltd. (Miscellaneous Manufacturing)	1,770	93,544
Tyson Foods, Inc.—Class A (Food)	1,062	19,997
U.S. Bancorp (Banks)	7,080	227,693
United States Steel Corp. (Iron/Steel)	590	12,154
United Technologies Corp. (Aerospace/Defense)	944	71,300
UnumProvident Corp. (Insurance)	1,062	20,316
Urban Outfitters, Inc.* (Retail)	118	3,256
Valero Energy Corp. (Oil & Gas)	2,006	48,445
VeriSign, Inc.* (Internet)	354	15,424
Verizon Communications, Inc. (Telecommunications)	4,838	215,001
Vornado Realty Trust (REIT)	354	29,729
Vulcan Materials Co. (Mining)	472	18,743
Wal-Mart Stores, Inc. (Retail)	2,360	164,539
Walgreen Co. (Retail)	3,186	94,242
Walt Disney Co. (Media)	6,608	320,488
Waste Management, Inc. (Environmental Control)	1,770	59,118
WellPoint, Inc. (Healthcare-Services)	590	37,636
Wells Fargo & Co. (Banks)	19,706	658,969
Western Digital Corp.* (Computers)	826	25,176
Western Union Co. (Commercial Services)	1,180	19,871
Weyerhaeuser Co. (REIT)	2,006	44,854
Whirlpool Corp. (Home Furnishings)	236	14,434
Whole Foods Market, Inc. (Food)	118	11,248
Windstream Corp. (Telecommunications)	2,124	20,518
Wisconsin Energy Corp. (Electric)	826	32,685
WPX Energy, Inc.* (Oil & Gas)	354	5,728
Wyndham Worldwide Corp. (Lodging)	590	31,117
Xcel Energy, Inc. (Electric)	1,770	50,286
Xerox Corp. (Office/Business Equipment)	4,956	39,004
XL Group PLC (Insurance)	1,180	24,827
Xylem, Inc. (Machinery-Diversified)	708	17,820
Yahoo!, Inc.* (Internet)	4,484	70,982
Zions Bancorp (Banks)	708	13,749
TOTAL COMMON STOCKS (Cost $14,398,493)		20,608,163

Repurchase Agreements(a) (0.3%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.09%—0.10%, dated 6/29/12, due 7/2/12, total to be received $58,000	$58,000	$58,000
TOTAL REPURCHASE AGREEMENTS (Cost $58,000)		58,000
TOTAL INVESTMENT SECURITIES (Cost $14,456,493)—100.1%		20,666,163
Net other assets (liabilities)—(0.1)%		(14,829)
NET ASSETS—100.0%		$20,651,334

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Large-Cap Value invested in the following industries as of June 30, 2012:

	Value	% of Net Assets
Advertising	$40,863	0.2%
Aerospace/Defense	300,291	1.5%
Agriculture	290,501	1.4%
Airlines	26,111	0.1%
Auto Manufacturers	186,663	0.9%
Auto Parts & Equipment	87,554	0.4%
Banks	3,066,681	14.9%
Beverages	122,649	0.6%
Building Materials	13,093	0.1%
Chemicals	255,188	1.2%
Coal	14,331	0.1%
Commercial Services	156,298	0.8%
Computers	412,182	2.0%
Cosmetics/Personal Care	185,784	0.9%

See accompanying notes to the financial statements.

44 :: ProFund VP Large-Cap Value :: Financial Statements

	Value	% of Net Assets
Distribution/Wholesale	$21,379	0.1%
Diversified Financial Services	444,739	2.2%
Electric	1,218,740	5.9%
Electrical Components & Equipment	49,775	0.2%
Electronics	122,341	0.6%
Energy-Alternate Sources	15,260	0.1%
Engineering & Construction	29,514	0.1%
Entertainment	16,726	0.1%
Environmental Control	90,341	0.4%
Food	411,003	2.0%
Forest Products & Paper	78,775	0.4%
Gas	141,305	0.7%
Hand/Machine Tools	22,534	0.1%
Healthcare-Products	160,472	0.8%
Healthcare-Services	148,557	0.7%
Holding Companies-Diversified	15,059	0.1%
Home Builders	45,333	0.2%
Home Furnishings	23,780	0.1%
Household Products/Wares	18,228	0.1%
Housewares	19,265	0.1%
Insurance	1,424,540	6.9%
Internet	184,206	0.9%
Iron/Steel	68,165	0.3%
Leisure Time	78,199	0.4%
Lodging	73,033	0.4%
Machinery-Construction & Mining	70,136	0.3%
Machinery-Diversified	40,691	0.2%
Media	1,101,840	5.3%
Metal Fabricate/Hardware	38,820	0.2%
Mining	178,460	0.9%
Miscellaneous Manufacturing	1,266,131	6.1%
Office/Business Equipment	49,603	0.2%
Oil & Gas	1,974,629	9.6%
Oil & Gas Services	99,715	0.5%
Packaging & Containers	43,024	0.2%
Pharmaceuticals	1,142,212	5.5%
Pipelines	120,522	0.6%
REIT	381,974	1.8%
Real Estate	19,305	0.1%
Retail	1,142,581	5.5%
Savings & Loans	27,848	0.1%
Semiconductors	443,097	2.1%
Software	491,301	2.4%
Telecommunications	1,664,652	8.1%
Textiles	13,668	0.1%
Toys/Games/Hobbies	30,961	0.1%
Transportation	187,535	0.9%
Other**	43,171	0.2%
Total	$20,651,334	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Large-Cap Value :: 45

Statement of Assets and Liabilities (unaudited)
June 30, 2012

ASSETS:
Total Investment Securities, at cost	$14,456,493
Securities, at value	20,608,163
Repurchase agreements, at value	58,000
Total Investment Securities, at value	20,666,163
Cash	794
Dividends receivable	30,449
Receivable for capital shares issued	18,899
Prepaid expenses	527
TOTAL ASSETS	20,716,832
LIABILITIES:
Payable for investments purchased	23,348
Payable for capital shares redeemed	320
Advisory fees payable	7,222
Management services fees payable	963
Administration fees payable	755
Administrative services fees payable	6,367
Distribution fees payable	5,608
Transfer agency fees payable	2,820
Fund accounting fees payable	1,770
Compliance services fees payable	232
Other accrued expenses	16,093
TOTAL LIABILITIES	65,498
NET ASSETS	$20,651,334
NET ASSETS CONSIST OF:
Capital	$30,105,013
Accumulated net investment income (loss)	101,929
Accumulated net realized gains (losses) on investments	(15,765,278)
Net unrealized appreciation (depreciation) on investments	6,209,670
NET ASSETS	$20,651,334
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	810,453
Net Asset Value (offering and redemption price per share)	$25.48

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2012

INVESTMENT INCOME:
Dividends	$311,061
Interest	26
TOTAL INVESTMENT INCOME	311,087
EXPENSES:
Advisory fees	94,628
Management services fees	12,617
Administration fees	5,259
Transfer agency fees	8,390
Administrative services fees	41,941
Distribution fees	31,543
Custody fees	16,283
Fund accounting fees	12,526
Trustee fees	271
Compliance services fees	161
Other fees	16,383
Total Gross Expenses before reductions	240,002
Less Expenses reduced by the Advisor	(28,035)
TOTAL NET EXPENSES	211,967
NET INVESTMENT INCOME (LOSS)	99,120
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	401,798
Change in net unrealized appreciation/depreciation on investments	1,102,699
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,504,497
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,603,617

See accompanying notes to the financial statements.

46 :: ProFund VP Large-Cap Value :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$99,120	$206,909
Net realized gains (losses) on investments	401,798	434,875
Change in net unrealized appreciation/depreciation on investments	1,102,699	(1,598,249)
Change in net assets resulting from operations	1,603,617	(956,465)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(204,043)	(229,358)
Change in net assets resulting from distributions	(204,043)	(229,358)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	23,467,142	75,061,762
Dividends reinvested	204,043	229,358
Value of shares redeemed	(26,721,362)	(85,728,322)
Change in net assets resulting from capital transactions	(3,050,177)	(10,437,202)
Change in net assets	(1,650,603)	(11,623,025)
NET ASSETS:
Beginning of period	22,301,937	33,924,962
End of period	$20,651,334	$22,301,937
Accumulated net investment income (loss)	$101,929	$206,852
SHARE TRANSACTIONS:
Issued	914,963	3,053,230
Reinvested	7,902	8,980
Redeemed	(1,048,584)	(3,521,698)
Change in shares	(125,719)	(459,488)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Large-Cap Value :: 47

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2012 (unaudited)		Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$23.82		$24.31	$21.74	$18.52	$37.43	$40.02

Investment Activities:
Net investment income (loss)(a)	0.10		0.18	0.16	0.24	0.49	0.32
Net realized and unrealized gains (losses) on investments	1.76		(0.48)	2.63	3.35	(14.16)	(0.16)
Total income (loss) from investment activities	1.86		(0.30)	2.79	3.59	(13.67)	0.16

Distributions to Shareholders From:
Net investment income	(0.20)		(0.19)	(0.22)	(0.37)	(0.62)	(0.28)
Net realized gains on investments	—		—	—	—	(4.62)	(2.47)
Total distributions	(0.20)		(0.19)	(0.22)	(0.37)	(5.24)	(2.75)

Net Asset Value, End of Period	$25.48		$23.82	$24.31	$21.74	$18.52	$37.43

Total Return	7.81	%(b)	(1.28)%	12.89%	19.47%	(40.46)%	0.15%

Ratios to Average Net Assets:
Gross expenses(c)	1.90%		1.85%	1.88%	1.89%	1.82%	1.72%
Net expenses(c)	1.68%		1.68%	1.68%	1.67%	1.63%	1.63%
Net investment income (loss)(c)	0.79%		0.76%	0.72%	1.26%	1.69%	0.77%

Supplemental Data:
Net assets, end of period (000’s)	$20,651		$22,302	$33,925	$29,532	$33,194	$70,937
Portfolio turnover rate(d)	95	%(b)	276%	329%	217%	304%	250%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

48 :: ProFund VP Large-Cap Growth :: Financial Statements

Investment Objective: The ProFund VP Large-Cap Growth seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500 Growth Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2012

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	8.2%
Exxon Mobil Corp.	3.8%
International Business Machines Corp.	3.3%
Johnson & Johnson	2.8%
Coca-Cola Co.	2.6%

S&P 500 Growth Index – Composition

% of Index
Consumer Non-Cyclical	29%
Technology	22%
Energy	11%
Industrial	10%
Consumer Cyclical	9%
Communications	8%
Financial	6%
Basic Materials	4%
Utilities	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.0%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	2,070	$185,472
Abbott Laboratories (Pharmaceuticals)	6,210	400,359
Accenture PLC—Class A (Computers)	1,932	116,094
Adobe Systems, Inc.* (Software)	966	31,269
Aetna, Inc. (Healthcare-Services)	690	26,751
AFLAC, Inc. (Insurance)	1,794	76,406
Agilent Technologies, Inc. (Electronics)	966	37,906
Air Products & Chemicals, Inc. (Chemicals)	552	44,563
Airgas, Inc. (Chemicals)	138	11,593
Akamai Technologies, Inc.* (Internet)	690	21,908
Alexion Pharmaceuticals, Inc.* (Biotechnology)	828	82,220
Allergan, Inc. (Pharmaceuticals)	1,242	114,972
Altera Corp. (Semiconductors)	1,242	42,029
Altria Group, Inc. (Agriculture)	2,622	90,590
Amazon.com, Inc.* (Internet)	1,380	315,123
American Express Co. (Diversified Financial Services)	2,346	136,561
American Tower Corp. (REIT)	1,518	106,123
Amgen, Inc. (Biotechnology)	3,036	221,749
Amphenol Corp.—Class A (Electronics)	690	37,895
Anadarko Petroleum Corp. (Oil & Gas)	966	63,949
Analog Devices, Inc. (Semiconductors)	690	25,992
Aon PLC (Insurance)	828	38,734
Apache Corp. (Oil & Gas)	1,104	97,031
Apartment Investment and Management Co.—Class A (REIT)	276	7,460
Apollo Group, Inc.—Class A* (Commercial Services)	414	14,983
Apple Computer, Inc.* (Computers)	3,726	2,175,984
Autodesk, Inc.* (Software)	414	14,486
Automatic Data Processing, Inc. (Commercial Services)	1,932	107,535
AutoZone, Inc.* (Retail)	138	50,669
AvalonBay Communities, Inc. (REIT)	276	39,048
Baker Hughes, Inc. (Oil & Gas Services)	1,104	45,374
Ball Corp. (Packaging & Containers)	414	16,995
Bard (C.R.), Inc. (Healthcare-Products)	276	29,653
Baxter International, Inc. (Healthcare-Products)	2,208	117,355
Becton, Dickinson & Co. (Healthcare-Products)	828	61,893
Bed Bath & Beyond, Inc.* (Retail)	966	59,699
Big Lots, Inc.* (Retail)	138	5,629
Biogen Idec, Inc.* (Biotechnology)	966	139,471
BlackRock, Inc. (Diversified Financial Services)	552	93,741
BMC Software, Inc.* (Software)	414	17,670
Boeing Co. (Aerospace/Defense)	1,794	133,294
BorgWarner, Inc.* (Auto Parts & Equipment)	414	27,154
Boston Properties, Inc. (REIT)	276	29,910
Bristol-Myers Squibb Co. (Pharmaceuticals)	4,140	148,833
Broadcom Corp.—Class A (Semiconductors)	1,932	65,302
Brown-Forman Corp. (Beverages)	414	40,096
C.H. Robinson Worldwide, Inc. (Transportation)	690	40,386
Cabot Oil & Gas Corp. (Oil & Gas)	828	32,623
Cameron International Corp.* (Oil & Gas Services)	966	41,258
Campbell Soup Co. (Food)	414	13,819
Caterpillar, Inc. (Machinery-Construction & Mining)	1,656	140,611
Celgene Corp.* (Biotechnology)	1,794	115,103
Cerner Corp.* (Software)	552	45,628
CF Industries Holdings, Inc. (Chemicals)	276	53,472
Chevron Corp. (Oil & Gas)	4,278	451,329
Chipotle Mexican Grill, Inc.* (Retail)	138	52,433
Citrix Systems, Inc.* (Software)	690	57,919
Cliffs Natural Resources, Inc. (Iron/Steel)	552	27,208
Clorox Co. (Household Products/Wares)	414	29,998
Coach, Inc. (Apparel)	1,104	64,562
Coca-Cola Co. (Beverages)	8,970	701,364
Cognizant Technology Solutions Corp.* (Computers)	1,242	74,520
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,932	201,121
CONSOL Energy, Inc. (Coal)	690	20,866
Consolidated Edison, Inc. (Electric)	552	34,329
Cooper Industries PLC—Class A (Miscellaneous Manufacturing)	414	28,227
Costco Wholesale Corp. (Retail)	966	91,770

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Large-Cap Growth :: 49

Common Stocks, continued

	Shares		Value
Covidien PLC (Healthcare-Products)	1,380		$73,830
Crown Castle International Corp.* (Telecommunications)	966		56,666
CSX Corp. (Transportation)	1,932		43,200
Cummins, Inc. (Machinery-Diversified)	552		53,494
Danaher Corp. (Miscellaneous Manufacturing)	1,794		93,432
Darden Restaurants, Inc. (Retail)	414		20,961
DaVita, Inc.* (Healthcare-Services)	414		40,659
Deere & Co. (Machinery-Diversified)	1,518		122,761
DENTSPLY International, Inc. (Healthcare-Products)	276		10,436
DeVry, Inc. (Commercial Services)	276		8,548
Diamond Offshore Drilling, Inc. (Oil & Gas)	276		16,320
DIRECTV—Class A* (Media)	2,622		128,006
Discovery Communications, Inc.—Class A* (Media)	966		52,164
Dollar Tree, Inc.* (Retail)	828		44,546
Dominion Resources, Inc. (Electric)	1,656		89,424
Dover Corp. (Miscellaneous Manufacturing)	552		29,593
Dr. Pepper Snapple Group, Inc. (Beverages)	414		18,113
Dun & Bradstreet Corp. (Software)	138		9,821
E.I. du Pont de Nemours & Co. (Chemicals)	2,484		125,616
Eastman Chemical Co. (Chemicals)	276		13,902
eBay, Inc.* (Internet)	3,036		127,542
Ecolab, Inc. (Chemicals)	1,104		75,657
Edwards Lifesciences Corp.* (Healthcare-Products)	414		42,766
Electronic Arts, Inc.* (Software)	552		6,817
Eli Lilly & Co. (Pharmaceuticals)	2,898		124,353
EMC Corp.* (Computers)	4,554		116,719
Emerson Electric Co. (Electrical Components & Equipment)	2,070		96,421
EOG Resources, Inc. (Oil & Gas)	1,104		99,481
EQT Corp. (Oil & Gas)	414		22,203
Equifax, Inc. (Commercial Services)	276		12,862
Equity Residential (REIT)	828		51,634
Expedia, Inc. (Internet)	276		13,267
Expeditors International of Washington, Inc. (Transportation)	552		21,390
Express Scripts Holding Co.* (Pharmaceuticals)	3,174		177,204
Exxon Mobil Corp. (Oil & Gas)	11,868		1,015,545
F5 Networks, Inc.* (Internet)	276		27,479
Family Dollar Stores, Inc. (Retail)	414		27,523
Fastenal Co. (Distribution/Wholesale)	828		33,377
First Horizon National Corp. (Banks)	—	(a)	—	(b)
First Solar, Inc.* (Energy-Alternate Sources)	276		4,157
Fiserv, Inc.* (Software)	552		39,865
FLIR Systems, Inc. (Electronics)	414		8,073
Flowserve Corp. (Machinery-Diversified)	138		15,836
Fluor Corp. (Engineering & Construction)	414		20,427
FMC Corp. (Chemicals)	552		29,521
FMC Technologies, Inc.* (Oil & Gas Services)	966		37,896
Fossil, Inc.* (Distribution/Wholesale)	138		10,563
Franklin Resources, Inc. (Diversified Financial Services)	552		61,266
General Dynamics Corp. (Aerospace/Defense)	828		54,615
General Mills, Inc. (Food)	1,656		63,822
Genuine Parts Co. (Distribution/Wholesale)	414		24,944
Gilead Sciences, Inc.* (Biotechnology)	3,036		155,686
Goodrich Corp. (Aerospace/Defense)	552		70,049
Google, Inc.—Class A* (Internet)	966		560,348
Halliburton Co. (Oil & Gas Services)	2,070		58,767
Harley-Davidson, Inc. (Leisure Time)	414		18,932
Hasbro, Inc. (Toys/Games/Hobbies)	276		9,348
HCP, Inc. (REIT)	690		30,464
Health Care REIT, Inc. (REIT)	552		32,182
Heinz (H.J.) Co. (Food)	966		52,531
Helmerich & Payne, Inc. (Oil & Gas)	414		18,001
Honeywell International, Inc. (Miscellaneous Manufacturing)	1,932		107,883
Hormel Foods Corp. (Food)	276		8,396
Humana, Inc. (Healthcare-Services)	414		32,060
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,104		58,391
Intel Corp. (Semiconductors)	10,212		272,150
IntercontinentalExchange, Inc.* (Diversified Financial Services)	276		37,530
International Business Machines Corp. (Computers)	4,554		890,671
International Flavors & Fragrances, Inc. (Chemicals)	276		15,125
Intuit, Inc. (Software)	1,104		65,522
Intuitive Surgical, Inc.* (Healthcare-Products)	138		76,423
Iron Mountain, Inc. (Commercial Services)	414		13,645
Johnson & Johnson (Healthcare-Products)	10,902		736,539
Joy Global, Inc. (Machinery-Construction & Mining)	414		23,486
Juniper Networks, Inc.* (Telecommunications)	1,380		22,508
Kellogg Co. (Food)	966		47,653
Kimberly-Clark Corp. (Household Products/Wares)	1,518		127,163
Kinder Morgan, Inc. (Pipelines)	966		31,125
KLA-Tencor Corp. (Semiconductors)	690		33,983
Kohls Corp. (Retail)	552		25,110
Kraft Foods, Inc. (Food)	3,864		149,228
Laboratory Corp. of America Holdings* (Healthcare-Services)	414		38,341
Lam Research Corp.* (Semiconductors)	828		31,249
Life Technologies Corp.* (Biotechnology)	690		31,043
Linear Technology Corp. (Semiconductors)	552		17,294
Lockheed Martin Corp. (Aerospace/Defense)	1,104		96,136
Lorillard, Inc. (Agriculture)	414		54,627
LSI Logic Corp.* (Semiconductors)	1,104		7,032
Marriott International, Inc.—Class A (Lodging)	414		16,241
Masco Corp. (Building Materials)	414		5,742
MasterCard, Inc.—Class A (Commercial Services)	414		178,066
Mattel, Inc. (Toys/Games/Hobbies)	552		17,907
McCormick & Co., Inc. (Food)	414		25,109
McDonald’s Corp. (Retail)	4,002		354,297
McGraw-Hill Cos., Inc. (Media)	690		31,050
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	828		66,662
Medtronic, Inc. (Healthcare-Products)	2,622		101,550
Merck & Co., Inc. (Pharmaceuticals)	7,866		328,406
Microchip Technology, Inc. (Semiconductors)	828		27,390
Microsoft Corp. (Software)	16,974		519,235
Monsanto Co. (Chemicals)	2,070		171,355
Monster Beverage Corp.* (Beverages)	690		49,128
Moody’s Corp. (Commercial Services)	414		15,132
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,656		35,389
National Oilwell Varco, Inc. (Oil & Gas Services)	1,242		80,034
NetApp, Inc.* (Computers)	1,380		43,912
Netflix, Inc.* (Internet)	276		18,898
Newfield Exploration Co.* (Oil & Gas)	414		12,134
Newmont Mining Corp. (Mining)	1,932		93,721
NextEra Energy, Inc. (Electric)	966		66,470
NIKE, Inc.—Class B (Apparel)	1,518		133,250
Noble Energy, Inc. (Oil & Gas)	414		35,115

See accompanying notes to the financial statements.

50 :: ProFund VP Large-Cap Growth :: Financial Statements

Common Stocks, continued

	Shares	Value
Nordstrom, Inc. (Retail)	414	$20,572
Norfolk Southern Corp. (Transportation)	966	69,330
NVIDIA Corp.* (Semiconductors)	828	11,443
O’Reilly Automotive, Inc.* (Retail)	552	46,241
Occidental Petroleum Corp. (Oil & Gas)	2,346	201,216
Omnicom Group, Inc. (Advertising)	690	33,534
ONEOK, Inc. (Pipelines)	552	23,355
Oracle Corp. (Software)	15,456	459,043
Pall Corp. (Miscellaneous Manufacturing)	414	22,691
Parker Hannifin Corp. (Miscellaneous Manufacturing)	414	31,828
Patterson Cos., Inc. (Healthcare-Products)	138	4,757
Paychex, Inc. (Commercial Services)	690	21,673
Peabody Energy Corp. (Coal)	1,104	27,070
PepsiCo, Inc. (Beverages)	6,210	438,799
Perrigo Co. (Pharmaceuticals)	414	48,823
Philip Morris International, Inc. (Agriculture)	6,762	590,052
Pioneer Natural Resources Co. (Oil & Gas)	552	48,692
Plum Creek Timber Co., Inc. (Forest Products & Paper)	276	10,957
PPG Industries, Inc. (Chemicals)	552	58,578
Praxair, Inc. (Chemicals)	1,242	135,043
Precision Castparts Corp. (Metal Fabricate/Hardware)	414	68,099
Priceline.com, Inc.* (Internet)	138	91,704
Procter & Gamble Co. (Cosmetics/Personal Care)	8,142	498,697
Prologis, Inc. (REIT)	690	22,929
Public Storage, Inc. (REIT)	414	59,786
PulteGroup, Inc.* (Home Builders)	552	5,906
Qualcomm, Inc. (Telecommunications)	6,762	376,508
Quest Diagnostics, Inc. (Healthcare-Services)	690	41,331
Ralph Lauren Corp. (Apparel)	276	38,657
Range Resources Corp. (Oil & Gas)	414	25,614
Raytheon Co. (Aerospace/Defense)	828	46,857
Red Hat, Inc.* (Software)	828	46,765
Reynolds American, Inc. (Agriculture)	690	30,960
Robert Half International, Inc. (Commercial Services)	138	3,943
Rockwell Automation, Inc. (Machinery-Diversified)	552	36,465
Rockwell Collins, Inc. (Aerospace/Defense)	414	20,431
Roper Industries, Inc. (Machinery-Diversified)	414	40,812
Ross Stores, Inc. (Retail)	828	51,725
Salesforce.com, Inc.* (Software)	552	76,320
SanDisk Corp.* (Computers)	966	35,240
Schlumberger, Ltd. (Oil & Gas Services)	5,244	340,388
Scripps Networks Interactive—Class A (Media)	414	23,540
Seagate Technology PLC (Computers)	414	10,238
Sherwin-Williams Co. (Chemicals)	276	36,529
Sigma-Aldrich Corp. (Chemicals)	414	30,607
Simon Property Group, Inc. (REIT)	828	128,886
Snap-on, Inc. (Hand/Machine Tools)	138	8,591
Southern Co. (Electric)	2,070	95,841
Southwestern Energy Co.* (Oil & Gas)	1,380	44,063
Spectra Energy Corp. (Pipelines)	1,104	32,082
St. Jude Medical, Inc. (Healthcare-Products)	1,242	49,568
Stanley Black & Decker, Inc. (Hand/Machine Tools)	414	26,645
Starbucks Corp. (Retail)	3,036	161,880
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	414	21,959
Stericycle, Inc.* (Environmental Control)	276	25,301
Stryker Corp. (Healthcare-Products)	1,242	68,434
Symantec Corp.* (Internet)	1,242	18,146
T. Rowe Price Group, Inc. (Diversified Financial Services)	966	60,819
Target Corp. (Retail)	1,656	96,363
Teradata Corp.* (Computers)	690	49,687
Teradyne, Inc.* (Semiconductors)	414	5,821
Texas Instruments, Inc. (Semiconductors)	2,622	75,225
The Chubb Corp. (Insurance)	552	40,197
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	828	44,811
The Hershey Co. (Food)	552	39,761
The Home Depot, Inc. (Retail)	2,760	146,252
The JM Smucker Co.—Class A (Food)	276	20,844
The Limited, Inc. (Retail)	690	29,346
The Mosaic Co. (Chemicals)	690	37,784
The Travelers Cos., Inc. (Insurance)	828	52,860
The Williams Cos., Inc. (Pipelines)	1,104	31,817
Thermo Fisher Scientific, Inc. (Electronics)	828	42,981
Tiffany & Co. (Retail)	552	29,228
Time Warner Cable, Inc. (Media)	828	67,979
TJX Cos., Inc. (Retail)	2,898	124,411
TripAdvisor, Inc.* (Internet)	276	12,334
Union Pacific Corp. (Transportation)	1,932	230,507
United Parcel Service, Inc.—Class B (Transportation)	3,864	304,329
United Technologies Corp. (Aerospace/Defense)	2,622	198,040
UnitedHealth Group, Inc. (Healthcare-Services)	4,140	242,190
Urban Outfitters, Inc.* (Retail)	276	7,615
V.F. Corp. (Apparel)	276	36,832
Varian Medical Systems, Inc.* (Healthcare-Products)	414	25,159
Ventas, Inc. (REIT)	1,104	69,684
VeriSign, Inc.* (Internet)	276	12,025
Verizon Communications, Inc. (Telecommunications)	6,072	269,840
Viacom, Inc.—Class B (Media)	2,070	97,331
Visa, Inc.—Class A (Commercial Services)	1,932	238,853
Vornado Realty Trust (REIT)	414	34,768
W.W. Grainger, Inc. (Distribution/Wholesale)	276	52,782
Wal-Mart Stores, Inc. (Retail)	4,278	298,262
Waters Corp.* (Electronics)	414	32,901
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	552	40,842
WellPoint, Inc. (Healthcare-Services)	690	44,015
Western Union Co. (Commercial Services)	1,104	18,591
Whole Foods Market, Inc. (Food)	552	52,617
WPX Energy, Inc.* (Oil & Gas)	414	6,699
Wynn Resorts, Ltd. (Lodging)	276	28,627
Xilinx, Inc. (Semiconductors)	1,104	37,061
YUM! Brands, Inc. (Retail)	1,794	115,569
Zimmer Holdings, Inc. (Healthcare-Products)	690	44,408
TOTAL COMMON STOCKS (Cost $16,957,101)		26,676,811
TOTAL INVESTMENT SECURITIES (Cost $16,957,101)—100.0%		26,676,811
Net other assets (liabilities)—NM		280
NET ASSETS—100.0%		$26,677,091

*	Non-income producing security
(a)	Number of shares is less than 0.50.
(b)	Amount is less than $0.50.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Large-Cap Growth :: 51

ProFund VP Large-Cap Growth invested in the following industries as of June 30, 2012:

	Value		% of Net Assets
Advertising	$33,534		0.1%
Aerospace/Defense	619,422		2.3%
Agriculture	766,229		2.9%
Apparel	273,301		1.0%
Auto Parts & Equipment	27,154		0.1%
Banks	—	(a)	NM
Beverages	1,247,500		4.7%
Biotechnology	745,272		2.8%
Building Materials	5,742		NM
Chemicals	839,345		3.1%
Coal	47,936		0.2%
Commercial Services	633,831		2.4%
Computers	3,513,065		13.1%
Cosmetics/Personal Care	744,629		2.8%
Distribution/Wholesale	121,666		0.5%
Diversified Financial Services	389,917		1.5%
Electric	286,064		1.1%
Electrical Components & Equipment	96,421		0.4%
Electronics	159,756		0.6%
Energy-Alternate Sources	4,157		NM
Engineering & Construction	20,427		0.1%
Environmental Control	25,301		0.1%
Food	473,780		1.8%
Forest Products & Paper	10,957		NM
Hand/Machine Tools	35,236		0.1%
Healthcare-Products	1,442,771		5.4%
Healthcare-Services	465,347		1.7%
Home Builders	5,906		NM
Household Products/Wares	157,161		0.6%
Insurance	208,197		0.8%
Internet	1,218,774		4.6%
Iron/Steel	27,208		0.1%
Leisure Time	18,932		0.1%
Lodging	66,827		0.3%
Machinery-Construction & Mining	164,097		0.6%
Machinery-Diversified	269,368		1.0%
Media	400,070		1.5%
Metal Fabricate/Hardware	68,099		0.3%
Mining	93,721		0.4%
Miscellaneous Manufacturing	557,517		2.1%
Oil & Gas	2,190,015		8.1%
Oil & Gas Services	603,717		2.3%
Packaging & Containers	16,995		0.1%
Pharmaceuticals	1,485,843		5.6%
Pipelines	118,379		0.4%
REIT	612,874		2.3%
Retail	1,860,101		6.9%
Semiconductors	651,971		2.4%
Software	1,390,360		5.2%
Telecommunications	725,522		2.7%
Toys/Games/Hobbies	27,255		0.1%
Transportation	709,142		2.7%
Other**	280		NM
Total	$26,677,091		100.0%

(a)	Amount is less than $0.50.
**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

52 :: ProFund VP Large-Cap Growth :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2012

ASSETS:
Total Investment Securities, at cost	$16,957,101
Securities, at value	26,676,811
Total Investment Securities, at value	26,676,811
Dividends receivable	26,159
Receivable for capital shares issued	2,912,793
Receivable for investments sold	36,999
Prepaid expenses	588
TOTAL ASSETS	29,653,350
LIABILITIES:
Cash overdraft	11,488
Payable for investments purchased	2,909,358
Payable for capital shares redeemed	451
Advisory fees payable	9,357
Management services fees payable	1,248
Administration fees payable	847
Administrative services fees payable	7,381
Distribution fees payable	6,438
Transfer agency fees payable	3,179
Fund accounting fees payable	1,985
Compliance services fees payable	261
Other accrued expenses	24,266
TOTAL LIABILITIES	2,976,259
NET ASSETS	$26,677,091
NET ASSETS CONSIST OF:
Capital	$25,503,017
Accumulated net investment income (loss)	24,319
Accumulated net realized gains (losses) on investments	(8,569,955)
Net unrealized appreciation (depreciation) on investments	9,719,710
NET ASSETS	$26,677,091
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	707,524
Net Asset Value (offering and redemption price per share)	$37.70

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2012

INVESTMENT INCOME:
Dividends	$269,661
Interest	45
TOTAL INVESTMENT INCOME	269,706
EXPENSES:
Advisory fees	111,278
Management services fees	14,837
Administration fees	6,889
Transfer agency fees	10,976
Administrative services fees	48,696
Distribution fees	37,092
Custody fees	11,205
Fund accounting fees	15,852
Trustee fees	353
Compliance services fees	210
Other fees	21,396
Total Gross Expenses before reductions	278,784
Less Expenses reduced by the Advisor	(29,522)
TOTAL NET EXPENSES	249,262
NET INVESTMENT INCOME (LOSS)	20,444
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,767,626
Change in net unrealized appreciation/depreciation on investments	882,721
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,650,347
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,670,791

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Large-Cap Growth :: 53

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$20,444	$26,778
Net realized gains (losses) on investments	1,767,626	1,702,321
Change in net unrealized appreciation/depreciation on investments	882,721	(2,380,387)
Change in net assets resulting from operations	2,670,791	(651,288)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(25,940)	—
Change in net assets resulting from distributions	(25,940)	—
CAPITAL TRANSACTIONS:
Proceeds from shares issued	24,548,534	90,258,180
Dividends reinvested	25,940	—
Value of shares redeemed	(30,401,261)	(96,011,387)
Change in net assets resulting from capital transactions	(5,826,787)	(5,753,207)
Change in net assets	(3,181,936)	(6,404,495)
NET ASSETS:
Beginning of period	29,859,027	36,263,522
End of period	$26,677,091	$29,859,027
Accumulated net investment income (loss)	$24,319	$29,815
SHARE TRANSACTIONS:
Issued	657,501	2,622,467
Reinvested	688	—
Redeemed	(813,538)	(2,840,151)
Change in shares	(155,349)	(217,684)

See accompanying notes to the financial statements.

54 :: ProFund VP Large-Cap Growth :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2012 (unaudited)		Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$34.60		$33.56	$29.67	$22.87	$36.02	$34.28

Investment Activities:
Net investment income (loss)(a)	0.03		0.03	— (b)	0.02	(0.05)	(0.09)
Net realized and unrealized gains (losses) on investments	3.10		1.01	3.91	6.78	(12.62)	2.47
Total income (loss) from investment activities	3.13		1.04	3.91	6.80	(12.67)	2.38

Distributions to Shareholders From:
Net investment income	(0.03)		—	(0.02)	—	—	—
Net realized gains on investments	—		—	—	—	(0.48)	(0.64)
Total distributions	(0.03)		—	(0.02)	—	(0.48)	(0.64)

Net Asset Value, End of Period	$37.70		$34.60	$33.56	$29.67	$22.87	$36.02

Total Return	9.05	%(c)	3.13%	13.18%	29.73%	(35.52)%	6.96%

Ratios to Average Net Assets:
Gross expenses(d)	1.88%		1.84%	1.83%	1.84%	1.77%	1.72%
Net expenses(d)	1.68%		1.68%	1.68%	1.67%	1.63%	1.65%
Net investment income (loss)(d)	0.14%		0.08%	(0.01)%	0.08%	(0.17)%	(0.24)%

Supplemental Data:
Net assets, end of period (000’s)	$26,677		$29,859	$36,264	$44,258	$23,742	$75,835
Portfolio turnover rate(e)	70	%(c)	306%	232%	224%	239%	298%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Amount is less than $0.005.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Mid-Cap Value :: 55

Investment Objective: The ProFund VP Mid-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400 Value Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2012

Market Exposure

Investment Type	% of Net Assets
Equity Securities	101%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
HollyFrontier Corp.	1.4%
Vertex Pharmaceuticals, Inc.	1.0%
Ashland, Inc.	1.0%
New York Community Bancorp	1.0%
Everest Re Group, Ltd.	1.0%

S&P MidCap 400 Value Index – Composition

% of Index
Financial	29%
Industrial	18%
Consumer Non-Cyclical	14%
Consumer Cyclical	13%
Utilities	8%
Technology	6%
Basic Materials	5%
Energy	4%
Communications	3%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.7%)

	Shares	Value
Aaron’s, Inc. (Commercial Services)	999	$28,282
Acuity Brands, Inc. (Electrical Components & Equipment)	555	28,255
Acxiom Corp.* (Software)	2,442	36,899
Aecom Technology Corp.* (Engineering & Construction)	3,663	60,256
Aeropostale, Inc.* (Retail)	999	17,812
Affiliated Managers Group, Inc.* (Diversified Financial Services)	777	85,043
AGCO Corp.* (Machinery-Diversified)	3,108	142,129
Alexander & Baldwin Holdings, Inc.* (Real Estate)	1,332	70,929
Alexandria Real Estate Equities, Inc. (REIT)	888	64,575
Alleghany Corp.* (Insurance)	222	75,424
Alliant Energy Corp. (Electric)	1,887	85,991
Alliant Techsystems, Inc. (Aerospace/Defense)	555	28,066
AMC Networks, Inc.—Class A* (Media)	1,110	39,461
American Campus Communities, Inc. (REIT)	888	39,942
American Eagle Outfitters, Inc. (Retail)	6,216	122,642
American Financial Group, Inc. (Insurance)	2,442	95,800
ANN, Inc.* (Retail)	1,554	39,611
AOL, Inc.* (Internet)	2,997	84,156
Apollo Investment Corp. (Investment Companies)	6,438	49,444
Aqua America, Inc. (Water)	1,998	49,870
Arch Coal, Inc. (Coal)	6,771	46,652
Arrow Electronics, Inc.* (Electronics)	3,552	116,541
Arthur J. Gallagher & Co. (Insurance)	1,776	62,284
Ascena Retail Group, Inc.* (Retail)	1,554	28,935
Ashland, Inc. (Chemicals)	2,553	176,948
Aspen Insurance Holdings, Ltd. (Insurance)	2,331	67,366
Associated Banc-Corp. (Banks)	5,550	73,205
Astoria Financial Corp. (Savings & Loans)	2,664	26,107
Atmel Corp.* (Semiconductors)	8,103	54,290
Atmos Energy Corp. (Gas)	2,886	101,212
Atwood Oceanics, Inc.* (Oil & Gas)	555	21,001
Avnet, Inc.* (Electronics)	4,662	143,869
Bally Technologies, Inc.* (Entertainment)	555	25,896
BancorpSouth, Inc. (Banks)	2,664	38,681
Bank of Hawaii Corp. (Banks)	777	35,703
Barnes & Noble, Inc.* (Retail)	1,332	21,925
BE Aerospace, Inc.* (Aerospace/Defense)	1,332	58,155
BioMed Realty Trust, Inc. (REIT)	4,884	91,233
Black Hills Corp. (Electric)	555	17,854
Bob Evans Farms, Inc. (Retail)	888	35,698
BRE Properties, Inc.—Class A (REIT)	999	49,970
Brinker International, Inc. (Retail)	2,442	77,827
Broadridge Financial Solutions, Inc. (Software)	2,220	47,219
Brown & Brown, Inc. (Insurance)	2,220	60,539
Cabot Corp. (Chemicals)	1,998	81,319
Cadence Design Systems, Inc.* (Computers)	5,772	63,434
Camden Property Trust (REIT)	777	52,580
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,110	58,852
Carpenter Technology Corp. (Iron/Steel)	555	26,551
Cathay Bancorp, Inc. (Banks)	2,553	42,150
CBOE Holdings, Inc. (Diversified Financial Services)	888	24,580
Charles River Laboratories International, Inc.* (Biotechnology)	888	29,091
Chico’s FAS, Inc. (Retail)	5,328	79,068
Ciena Corp.* (Telecommunications)	1,443	23,622
Cinemark Holdings, Inc. (Entertainment)	1,221	27,900
City National Corp. (Banks)	1,554	75,493
Clarcor, Inc. (Miscellaneous Manufacturing)	444	21,383
Cleco Corp. (Electric)	888	37,145
Collective Brands, Inc.* (Retail)	1,998	42,797
Commerce Bancshares, Inc. (Banks)	1,443	54,690
Commercial Metals Co. (Metal Fabricate/Hardware)	3,663	46,300
Community Health Systems, Inc.* (Healthcare-Services)	2,886	80,895
Compuware Corp.* (Software)	6,993	64,965
Con-way, Inc. (Transportation)	1,776	64,131
Convergys Corp. (Commercial Services)	3,774	55,742
CoreLogic, Inc.* (Commercial Services)	3,441	63,005
Corporate Office Properties Trust (REIT)	2,331	54,802
Corrections Corp. of America (Commercial Services)	3,219	94,800

See accompanying notes to the financial statements.

56 :: ProFund VP Mid-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
Crane Co. (Miscellaneous Manufacturing)	444	$16,153
Cree, Inc.* (Semiconductors)	999	25,644
Cullen/Frost Bankers, Inc. (Banks)	888	51,051
Cypress Semiconductor Corp. (Semiconductors)	3,219	42,555
Cytec Industries, Inc. (Chemicals)	1,443	84,618
Deluxe Corp. (Commercial Services)	1,665	41,525
Dick’s Sporting Goods, Inc. (Retail)	888	42,624
Diebold, Inc. (Computers)	1,998	73,746
Domtar Corp. (Forest Products & Paper)	555	42,574
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	2,331	44,429
DST Systems, Inc. (Computers)	1,110	60,284
Duke Realty Corp. (REIT)	8,547	125,128
East West Bancorp, Inc. (Banks)	4,662	109,371
Eaton Vance Corp. (Diversified Financial Services)	1,665	44,872
Energen Corp. (Oil & Gas)	666	30,057
Energizer Holdings, Inc.* (Electrical Components & Equipment)	888	66,822
Equity One, Inc. (REIT)	1,887	40,004
Esterline Technologies Corp.* (Aerospace/Defense)	444	27,683
Everest Re Group, Ltd. (Insurance)	1,665	172,311
Exelis, Inc. (Aerospace/Defense)	5,994	59,101
Fair Isaac Corp. (Software)	444	18,772
Fairchild Semiconductor International, Inc.* (Semiconductors)	4,107	57,909
Fidelity National Title Group, Inc.—Class A (Insurance)	7,104	136,823
First American Financial Corp. (Insurance)	3,441	58,359
First Niagara Financial Group, Inc. (Savings & Loans)	11,322	86,613
FirstMerit Corp. (Banks)	3,552	58,679
Flowers Foods, Inc. (Food)	1,776	41,256
Foot Locker, Inc. (Retail)	4,884	149,353
Forest Oil Corp.* (Oil & Gas)	3,774	27,663
Fortune Brands Home & Security, Inc.* (Building Materials)	3,330	74,159
Fulton Financial Corp. (Banks)	6,438	64,316
GATX Corp. (Trucking & Leasing)	777	29,915
General Cable Corp.* (Electrical Components & Equipment)	1,554	40,311
Graco, Inc. (Machinery-Diversified)	666	30,689
Granite Construction, Inc. (Engineering & Construction)	1,110	28,982
Great Plains Energy, Inc. (Electric)	4,884	104,566
Greenhill & Co., Inc. (Diversified Financial Services)	555	19,786
Greif, Inc.—Class A (Packaging & Containers)	999	40,959
GUESS?, Inc. (Retail)	666	20,226
Hancock Holding Co. (Banks)	2,664	81,092
Hanesbrands, Inc.* (Apparel)	3,108	86,185
Hanover Insurance Group, Inc. (Insurance)	1,443	56,465
Harris Teeter Supermarkets, Inc. (Food)	1,554	63,698
Harsco Corp. (Miscellaneous Manufacturing)	2,553	52,030
Hawaiian Electric Industries, Inc. (Electric)	3,108	88,640
HCC Insurance Holdings, Inc. (Insurance)	3,219	101,077
Health Management Associates, Inc.—Class A* (Healthcare-Services)	8,214	64,480
Health Net, Inc.* (Healthcare-Services)	2,664	64,655
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	2,553	41,895
Herman Miller, Inc. (Office Furnishings)	1,887	34,947
Highwoods Properties, Inc. (REIT)	1,332	44,822
Hill-Rom Holdings, Inc. (Healthcare-Products)	888	27,395
Hillshire Brands Co. (Food)	2,442	70,794
HNI Corp. (Office Furnishings)	1,443	37,157
HollyFrontier Corp. (Oil & Gas)	6,660	235,964
Hologic, Inc.* (Healthcare-Products)	3,663	66,081
Hospitality Properties Trust (REIT)	3,996	98,981
HSN, Inc. (Retail)	666	26,873
Hubbell, Inc.—Class B (Electrical Components & Equipment)	444	34,605
Huntington Ingalls Industries, Inc.* (Shipbuilding)	1,554	62,533
IDACORP, Inc. (Electric)	666	28,025
IDEX Corp. (Machinery-Diversified)	999	38,941
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	4,884	85,323
Integrated Device Technology, Inc.* (Semiconductors)	4,551	25,577
International Bancshares Corp. (Banks)	1,665	32,501
International Rectifier Corp.* (Semiconductors)	2,220	44,378
International Speedway Corp.—Class A (Entertainment)	888	23,248
Intersil Corp.—Class A (Semiconductors)	4,107	43,740
Itron, Inc.* (Electronics)	1,332	54,932
ITT Corp. (Miscellaneous Manufacturing)	2,997	52,747
Janus Capital Group, Inc. (Diversified Financial Services)	5,994	46,873
Jefferies Group, Inc. (Diversified Financial Services)	4,773	62,001
JetBlue Airways Corp.* (Airlines)	7,326	38,828
John Wiley & Sons, Inc. (Media)	444	21,752
Jones Lang LaSalle, Inc. (Real Estate)	1,443	101,544
Kansas City Southern Industries, Inc. (Transportation)	1,221	84,933
KB Home (Home Builders)	2,331	22,844
KBR, Inc. (Engineering & Construction)	4,773	117,941
Kemper Corp. (Insurance)	1,554	47,786
Kennametal, Inc. (Hand/Machine Tools)	2,553	84,632
Kirby Corp.* (Transportation)	444	20,904
Korn/Ferry International* (Commercial Services)	1,554	22,300
Lamar Advertising Co.—Class A* (Advertising)	999	28,571
Landstar System, Inc. (Transportation)	444	22,964
Lender Processing Services, Inc. (Commercial Services)	1,110	28,061
Lennox International, Inc. (Building Materials)	1,665	77,639
Liberty Property Trust (REIT)	2,220	81,785
LifePoint Hospitals, Inc.* (Healthcare-Services)	1,554	63,683
Lincare Holdings, Inc. (Healthcare-Services)	1,110	37,762
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	1,332	58,328
Louisiana-Pacific Corp.* (Building Materials)	4,440	48,307
M.D.C. Holdings, Inc. (Home Builders)	1,221	39,890
Mack-Cali Realty Corp. (REIT)	2,775	80,669
Manpower, Inc. (Commercial Services)	2,553	93,567
ManTech International Corp.—Class A (Software)	333	7,816
Martin Marietta Materials (Building Materials)	666	52,494
Masimo Corp.* (Healthcare-Products)	555	12,421
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	444	14,426
MDU Resources Group, Inc. (Electric)	5,994	129,530
MEMC Electronic Materials, Inc.* (Semiconductors)	7,326	15,897
Mentor Graphics Corp.* (Computers)	2,997	44,955

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Mid-Cap Value :: 57

Common Stocks, continued

	Shares	Value
Mercury General Corp. (Insurance)	1,110	$46,254
Meredith Corp. (Media)	1,221	38,999
Mine Safety Appliances Co. (Environmental Control)	555	22,333
Minerals Technologies, Inc. (Chemicals)	222	14,159
Mohawk Industries, Inc.* (Textiles)	1,776	124,018
Monster Worldwide, Inc.* (Commercial Services)	3,885	33,023
National Fuel Gas Co. (Gas)	1,110	52,148
National Instruments Corp. (Electronics)	1,110	29,815
National Retail Properties, Inc. (REIT)	1,776	50,243
NCR Corp.* (Computers)	5,106	116,059
New York Community Bancorp (Savings & Loans)	14,097	176,635
Nordson Corp. (Machinery-Diversified)	555	28,466
NV Energy, Inc. (Electric)	7,548	132,694
NVR, Inc.* (Home Builders)	111	94,350
Office Depot, Inc.* (Retail)	9,102	19,660
OGE Energy Corp. (Electric)	999	51,738
Old Republic International Corp. (Insurance)	8,325	69,014
Olin Corp. (Chemicals)	2,553	53,332
OMEGA Healthcare Investors, Inc. (REIT)	1,887	42,458
Omnicare, Inc. (Pharmaceuticals)	3,663	114,395
Oshkosh Truck Corp.* (Auto Manufacturers)	2,886	60,462
Owens & Minor, Inc. (Distribution/Wholesale)	1,998	61,199
Packaging Corp. of America (Packaging & Containers)	1,776	50,154
Parametric Technology Corp.* (Software)	1,998	41,878
Patterson-UTI Energy, Inc. (Oil & Gas)	4,995	72,727
Pentair, Inc. (Miscellaneous Manufacturing)	1,887	72,234
Plains Exploration & Production Co.* (Oil & Gas)	2,664	93,720
Plantronics, Inc. (Telecommunications)	777	25,952
PNM Resources, Inc. (Electric)	2,553	49,886
Polycom, Inc.* (Telecommunications)	2,331	24,522
Post Holdings, Inc.* (Food)	444	13,653
Potlatch Corp. (REIT)	777	24,817
Prosperity Bancshares, Inc. (Banks)	666	27,992
Protective Life Corp. (Insurance)	2,553	75,084
QLogic Corp.* (Semiconductors)	1,443	19,755
Quest Software, Inc.* (Software)	777	21,639
Questar Corp. (Gas)	3,996	83,357
Quicksilver Resources, Inc.* (Oil & Gas)	3,885	21,057
RadioShack Corp. (Retail)	3,219	12,361
Ralcorp Holdings, Inc.* (Food)	999	66,673
Raymond James Financial Corp. (Diversified Financial Services)	3,552	121,620
Rayonier, Inc. (REIT)	1,221	54,823
Realty Income Corp. (REIT)	1,665	69,547
Regal-Beloit Corp. (Hand/Machine Tools)	555	34,554
Regency Centers Corp. (REIT)	1,554	73,924
Regis Corp. (Retail)	1,887	33,891
Reinsurance Group of America, Inc. (Insurance)	2,331	124,033
Reliance Steel & Aluminum Co. (Iron/Steel)	2,442	123,321
Rent-A-Center, Inc. (Commercial Services)	1,887	63,667
RF Micro Devices, Inc.* (Telecommunications)	8,880	37,740
Rollins, Inc. (Commercial Services)	777	17,381
RPM, Inc. (Chemicals)	4,218	114,730
Saks, Inc.* (Retail)	5,106	54,379
Scholastic Corp. (Media)	777	21,880
Scientific Games Corp.—Class A* (Entertainment)	1,221	10,440
SEI Investments Co. (Commercial Services)	2,997	59,610
Senior Housing Properties Trust (REIT)	2,886	64,416
Sensient Technologies Corp. (Chemicals)	666	24,462
Service Corp. International (Commercial Services)	6,993	86,503
Shaw Group, Inc.* (Engineering & Construction)	2,109	57,597
Signet Jewelers, Ltd. (Retail)	1,332	58,621
Silgan Holdings, Inc. (Packaging & Containers)	555	23,693
Skyworks Solutions, Inc.* (Semiconductors)	1,998	54,685
SL Green Realty Corp. (REIT)	1,332	106,880
Smithfield Foods, Inc.* (Food)	5,106	110,443
Sonoco Products Co. (Packaging & Containers)	3,219	97,053
Sotheby’s—Class A (Commercial Services)	1,332	44,436
SPX Corp. (Miscellaneous Manufacturing)	777	50,754
StanCorp Financial Group, Inc. (Insurance)	1,443	53,622
Steel Dynamics, Inc. (Iron/Steel)	6,993	82,168
STERIS Corp. (Healthcare-Products)	888	27,857
Superior Energy Services, Inc.* (Oil & Gas Services)	3,219	65,120
SUPERVALU, Inc. (Food)	6,771	35,074
SVB Financial Group* (Banks)	666	39,108
Synopsys, Inc.* (Computers)	2,331	68,601
Synovus Financial Corp. (Banks)	25,197	49,890
TCF Financial Corp. (Banks)	5,217	59,891
Tech Data Corp.* (Electronics)	1,221	58,816
Teleflex, Inc. (Healthcare-Products)	444	27,044
Telephone & Data Systems, Inc. (Telecommunications)	3,108	66,169
Tellabs, Inc. (Telecommunications)	11,766	39,181
Terex Corp.* (Machinery-Construction & Mining)	3,552	63,332
The Brink’s Co. (Miscellaneous Manufacturing)	1,554	36,022
The Cheesecake Factory, Inc.* (Retail)	555	17,738
The Corporate Executive Board Co. (Commercial Services)	444	18,151
The Macerich Co. (REIT)	2,109	124,536
The New York Times Co.—Class A* (Media)	3,885	30,303
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	444	18,257
The Timken Co. (Metal Fabricate/Hardware)	2,664	121,985
The Valspar Corp. (Chemicals)	1,665	87,396
The Wendy’s Co. (Retail)	9,435	44,533
Thor Industries, Inc. (Home Builders)	1,332	36,510
Tidewater, Inc. (Transportation)	1,665	77,189
Toll Brothers, Inc.* (Home Builders)	4,662	138,601
Tootsie Roll Industries, Inc. (Food)	444	10,594
Towers Watson & Co.—Class A (Commercial Services)	444	26,596
Trinity Industries, Inc. (Miscellaneous Manufacturing)	2,553	63,774
Trustmark Corp. (Banks)	2,109	51,628
tw telecom, Inc.* (Telecommunications)	1,776	45,572
UDR, Inc. (REIT)	3,885	100,388
UGI Corp. (Gas)	3,552	104,535
Unit Corp.* (Oil & Gas)	1,332	49,137
United Rentals, Inc.* (Commercial Services)	1,665	56,677
Universal Corp. (Agriculture)	777	35,998
Universal Health Services, Inc.—Class B (Healthcare-Services)	1,110	47,908
URS Corp. (Engineering & Construction)	2,442	85,177
UTI Worldwide, Inc. (Transportation)	3,330	48,651
Valassis Communications, Inc.* (Commercial Services)	1,332	28,971
Valley National Bancorp (Banks)	6,327	67,066
ValueClick, Inc.* (Internet)	1,665	27,289
VCA Antech, Inc.* (Pharmaceuticals)	2,775	60,995

See accompanying notes to the financial statements.

58 :: ProFund VP Mid-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
Vectren Corp. (Gas)	2,664	$78,641
Vertex Pharmaceuticals, Inc.* (Biotechnology)	3,219	180,006
Vishay Intertechnology, Inc.* (Electronics)	4,551	42,916
W.R. Berkley Corp. (Insurance)	3,552	138,244
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	1,110	33,611
Washington Federal, Inc. (Savings & Loans)	3,441	58,118
Waste Connections, Inc. (Environmental Control)	1,221	36,532
Webster Financial Corp. (Banks)	2,331	50,489
Weingarten Realty Investors (REIT)	3,885	102,331
WellCare Health Plans, Inc.* (Healthcare-Services)	1,332	70,596
Werner Enterprises, Inc. (Transportation)	1,443	34,473
Westamerica Bancorp (Banks)	333	15,714
Westar Energy, Inc. (Electric)	3,996	119,680
WGL Holdings, Inc. (Gas)	777	30,886
Williams-Sonoma, Inc. (Retail)	1,554	54,343
WMS Industries, Inc.* (Leisure Time)	1,776	35,431
World Fuel Services Corp. (Retail)	2,331	88,648
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,665	34,083
TOTAL COMMON STOCKS (Cost $11,839,843)		17,386,554
TOTAL INVESTMENT SECURITIES (Cost $11,839,843)—100.7%		17,386,554
Net other assets (liabilities)—(0.7)%		(115,152)
NET ASSETS—100.0%		$17,271,402

*  Non-income producing security

ProFund VP Mid-Cap Value invested in the following industries as of June 30, 2012:

	Value	% of Net Assets
Advertising	$28,571	0.2%
Aerospace/Defense	173,005	1.0%
Agriculture	35,998	0.2%
Airlines	38,828	0.2%
Apparel	86,185	0.5%
Auto Manufacturers	60,462	0.4%
Banks	1,078,710	6.2%
Biotechnology	209,097	1.2%
Building Materials	252,599	1.5%
Chemicals	636,964	3.7%
Coal	46,652	0.3%
Commercial Services	862,297	5.0%
Computers	427,079	2.5%
Distribution/Wholesale	146,522	0.8%
Diversified Financial Services	438,386	2.5%
Electric	845,749	4.9%
Electrical Components & Equipment	169,993	1.0%
Electronics	446,889	2.6%
Engineering & Construction	349,953	2.0%
Entertainment	131,913	0.8%
Environmental Control	58,865	0.3%
Food	412,185	2.4%
Forest Products & Paper	42,574	0.2%
Gas	450,779	2.6%
Hand/Machine Tools	177,514	1.0%
Healthcare-Products	160,798	0.9%
Healthcare-Services	429,979	2.5%
Home Builders	332,195	1.9%
Household Products/Wares	18,257	0.1%
Insurance	1,440,485	8.4%
Internet	111,445	0.6%
Investment Companies	49,444	0.3%
Iron/Steel	232,040	1.3%
Leisure Time	35,431	0.2%
Machinery-Construction & Mining	63,332	0.4%
Machinery-Diversified	240,225	1.4%
Media	152,395	0.9%
Metal Fabricate/Hardware	202,368	1.2%
Miscellaneous Manufacturing	438,375	2.5%
Office Furnishings	72,104	0.4%
Oil & Gas	551,326	3.2%
Oil & Gas Services	107,015	0.6%
Packaging & Containers	211,859	1.2%
Pharmaceuticals	175,390	1.0%
REIT	1,638,854	9.6%
Real Estate	172,473	1.0%
Retail	1,089,565	6.4%
Savings & Loans	347,473	2.0%
Semiconductors	384,430	2.2%
Shipbuilding	62,533	0.4%
Software	239,188	1.4%
Telecommunications	262,758	1.5%
Textiles	124,018	0.7%
Transportation	353,245	2.0%
Trucking & Leasing	29,915	0.2%
Water	49,870	0.3%
Other**	(115,152)	(0.7)%
Total	$17,271,402	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Mid-Cap Value :: 59

Statement of Assets and Liabilities (unaudited)
June 30, 2012

ASSETS:
Total Investment Securities, at cost	$11,839,843
Securities, at value	17,386,554
Total Investment Securities, at value	17,386,554
Dividends receivable	22,603
Receivable for capital shares issued	925
Receivable for investments sold	3,656
Prepaid expenses	539
TOTAL ASSETS	17,414,277
LIABILITIES:
Cash overdraft	10,882
Payable for investments purchased	70,802
Payable for capital shares redeemed	24,104
Advisory fees payable	5,929
Management services fees payable	791
Administration fees payable	659
Administrative services fees payable	5,703
Distribution fees payable	4,320
Transfer agency fees payable	2,511
Fund accounting fees payable	1,546
Compliance services fees payable	231
Other accrued expenses	15,397
TOTAL LIABILITIES	142,875
NET ASSETS	$17,271,402
NET ASSETS CONSIST OF:
Capital	$23,973,764
Accumulated net investment income (loss)	37,595
Accumulated net realized gains (losses) on investments	(12,286,668)
Net unrealized appreciation (depreciation) on investments	5,546,711
NET ASSETS	$17,271,402
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	646,633
Net Asset Value (offering and redemption price per share)	$26.71

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2012

INVESTMENT INCOME:
Dividends	$258,172
Interest	12
TOTAL INVESTMENT INCOME	258,184
EXPENSES:
Advisory fees	98,477
Management services fees	13,130
Administration fees	5,577
Transfer agency fees	8,864
Administrative services fees	45,871
Distribution fees	32,826
Custody fees	17,242
Fund accounting fees	13,047
Trustee fees	296
Compliance services fees	176
Other fees	15,538
Total Gross Expenses before reductions	251,044
Less Expenses reduced by the Advisor	(30,455)
TOTAL NET EXPENSES	220,589
NET INVESTMENT INCOME (LOSS)	37,595
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,019,901
Change in net unrealized appreciation/depreciation on investments	713,824
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,733,725
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,771,320

See accompanying notes to the financial statements.

60 :: ProFund VP Mid-Cap Value :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$37,595	$36,920
Net realized gains (losses) on investments	1,019,901	1,087,895
Change in net unrealized appreciation/depreciation on investments	713,824	(2,878,348)
Change in net assets resulting from operations	1,771,320	(1,753,533)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(36,920)	(42,479)
Change in net assets resulting from distributions	(36,920)	(42,479)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	29,517,880	126,734,568
Dividends reinvested	36,920	42,479
Value of shares redeemed	(40,131,032)	(128,153,469)
Change in net assets resulting from capital transactions	(10,576,232)	(1,376,422)
Change in net assets	(8,841,832)	(3,172,434)
NET ASSETS:
Beginning of period	26,113,234	29,285,668
End of period	$17,271,402	$26,113,234
Accumulated net investment income (loss)	$37,595	$36,920
SHARE TRANSACTIONS:
Issued	1,090,071	4,768,635
Reinvested	1,354	1,529
Redeemed	(1,491,399)	(4,849,656)
Change in shares	(399,974)	(79,492)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Mid-Cap Value :: 61

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2012 (unaudited)		Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$24.95		$26.01	$21.66	$16.72	$31.51	$32.46

Investment Activities:
Net investment income (loss)(a)	0.04		0.04	0.03	0.15	0.18	(0.02)
Net realized and unrealized gains (losses) on investments	1.76		(1.06)	4.39	5.00	(10.18)	0.36
Total income (loss) from investment activities	1.80		(1.02)	4.42	5.15	(10.00)	0.34

Distributions to Shareholders From:
Net investment income	(0.04)		(0.04)	(0.07)	(0.21)	—	(0.20)
Net realized gains on investments	—		—	—	—	(4.79)	(1.09)
Total distributions	(0.04)		(0.04)	(0.07)	(0.21)	(4.79)	(1.29)

Net Asset Value, End of Period	$26.71		$24.95	$26.01	$21.66	$16.72	$31.51

Total Return	7.21	%(b)	(3.92)%	20.45%	30.87%	(36.29)%	0.97%

Ratios to Average Net Assets:
Gross expenses(c)	1.91%		1.84%	1.87%	1.90%	1.79%	1.72%
Net expenses(c)	1.68%		1.68%	1.68%	1.67%	1.63%	1.63%
Net investment income (loss)(c)	0.29%		0.15%	0.14%	0.82%	0.68%	(0.07)%

Supplemental Data:
Net assets, end of period (000’s)	$17,271		$26,113	$29,286	$34,308	$18,489	$65,419
Portfolio turnover rate(d)	121	%(b)	477%	400%	362%	288%	323%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

62 :: ProFund VP Mid-Cap Growth :: Financial Statements

Investment Objective: The ProFund VP Mid-Cap Growth seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400 Growth Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2012

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Regeneron Pharmaceuticals, Inc.	1.6%
Equinix, Inc.	1.4%
Ametek, Inc.	1.4%
Church & Dwight, Inc.	1.4%
PetSmart, Inc.	1.3%

S&P MidCap 400 Growth Index — Composition

% of Index
Consumer Non-Cyclical	24%
Industrial	19%
Financial	14%
Consumer Cyclical	13%
Technology	11%
Communications	6%
Energy	6%
Basic Materials	4%
Utilities	3%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.5%)

	Shares	Value
Aaron’s, Inc. (Commercial Services)	1,784	$50,505
ACI Worldwide, Inc.* (Software)	1,784	78,871
Acuity Brands, Inc. (Electrical Components & Equipment)	1,115	56,765
ADTRAN, Inc. (Telecommunications)	2,676	80,788
Advance Auto Parts, Inc. (Retail)	3,122	212,983
Advent Software, Inc.* (Software)	1,338	36,273
Aeropostale, Inc.* (Retail)	2,230	39,761
Affiliated Managers Group, Inc.* (Diversified Financial Services)	1,115	122,037
Alaska Air Group, Inc.* (Airlines)	3,122	112,080
Albemarle Corp. (Chemicals)	3,791	226,095
Alexander & Baldwin, Inc.* (Real Estate)	892	22,452
Alexandria Real Estate Equities, Inc. (REIT)	1,561	113,516
Alleghany Corp.* (Insurance)	223	75,764
Alliance Data Systems Corp.* (Commercial Services)	2,230	301,050
Alliant Energy Corp. (Electric)	2,230	101,621
Alliant Techsystems, Inc. (Aerospace/Defense)	669	33,831
Allscripts Healthcare Solutions, Inc.* (Software)	8,251	90,183
AMC Networks, Inc.—Class A* (Media)	892	31,711
American Campus Communities, Inc. (REIT)	2,007	90,275
AMERIGROUP Corp.* (Healthcare-Services)	2,007	132,281
Ametek, Inc. (Electrical Components & Equipment)	6,913	345,028
ANSYS, Inc.* (Software)	4,014	253,324
AptarGroup, Inc. (Miscellaneous Manufacturing)	2,899	147,994
Aqua America, Inc. (Water)	3,122	77,925
Arthur J. Gallagher & Co. (Insurance)	2,676	93,847
Ascena Retail Group, Inc.* (Retail)	3,791	70,588
Atmel Corp.* (Semiconductors)	8,251	55,282
Atwood Oceanics, Inc.* (Oil & Gas)	1,784	67,507
Bally Technologies, Inc.* (Entertainment)	1,115	52,026
Bank of Hawaii Corp. (Banks)	892	40,987
BE Aerospace, Inc.* (Aerospace/Defense)	2,676	116,834
Bill Barrett Corp.* (Oil & Gas)	2,007	42,990
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	892	89,209
Black Hills Corp. (Electric)	1,115	35,870
BRE Properties, Inc.—Class A (REIT)	2,007	100,390
Broadridge Financial Solutions, Inc. (Software)	2,453	52,175
Brown & Brown, Inc. (Insurance)	2,007	54,731
Cadence Design Systems, Inc.* (Computers)	4,014	44,114
Camden Property Trust (REIT)	2,453	165,994
CARBO Ceramics, Inc. (Oil & Gas Services)	892	68,443
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,115	59,117
Carpenter Technology Corp. (Iron/Steel)	1,115	53,342
Carter’s, Inc.* (Apparel)	2,230	117,298
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	2,230	208,371
CBOE Holdings, Inc. (Diversified Financial Services)	2,453	67,899
Charles River Laboratories International, Inc.* (Biotechnology)	892	29,222
Church & Dwight, Inc. (Household Products/Wares)	6,021	333,985
Ciena Corp.* (Telecommunications)	2,230	36,505
Cimarex Energy Co. (Oil & Gas)	3,791	208,960
Cinemark Holdings, Inc. (Entertainment)	2,676	61,147
Clarcor, Inc. (Miscellaneous Manufacturing)	1,561	75,178
Clean Harbors, Inc.* (Environmental Control)	2,007	113,235
Cleco Corp. (Electric)	1,338	55,969
Commerce Bancshares, Inc. (Banks)	1,338	50,710
Compass Minerals International, Inc. (Mining)	1,338	102,063
Concur Technologies, Inc.* (Software)	2,007	136,677
Copart, Inc.* (Retail)	4,460	105,657
Covance, Inc.* (Healthcare-Services)	2,453	117,376
Crane Co. (Miscellaneous Manufacturing)	1,561	56,789
Cree, Inc.* (Semiconductors)	3,568	91,591
Cullen/Frost Bankers, Inc. (Banks)	1,561	89,742
Cypress Semiconductor Corp. (Semiconductors)	2,230	29,481
Deckers Outdoor Corp.* (Apparel)	1,561	68,700

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Mid-Cap Growth :: 63

Common Stocks, continued

	Shares	Value
Dick’s Sporting Goods, Inc. (Retail)	2,899	$139,152
Domtar Corp. (Forest Products & Paper)	892	68,425
Donaldson Co., Inc. (Miscellaneous Manufacturing)	6,467	215,804
Dresser-Rand Group, Inc.* (Oil & Gas Services)	3,345	148,986
Dril-Quip, Inc.* (Oil & Gas Services)	1,561	102,386
Eaton Vance Corp. (Diversified Financial Services)	2,676	72,118
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	5,129	158,896
Energen Corp. (Oil & Gas)	2,230	100,640
Energizer Holdings, Inc.* (Electrical Components & Equipment)	1,561	117,465
Equinix, Inc.* (Internet)	2,007	352,530
Essex Property Trust, Inc. (REIT)	1,561	240,269
Esterline Technologies Corp.* (Aerospace/Defense)	669	41,712
FactSet Research Systems, Inc. (Media)	2,007	186,531
Fair Isaac Corp. (Software)	892	37,714
Federal Realty Investment Trust (REIT)	2,676	278,545
Flowers Foods, Inc. (Food)	2,453	56,983
Fortune Brands Home & Security, Inc.* (Building Materials)	2,230	49,662
FTI Consulting, Inc.* (Commercial Services)	1,784	51,290
Gardner Denver, Inc. (Machinery-Diversified)	2,230	117,989
Gartner Group, Inc.* (Commercial Services)	4,014	172,803
GATX Corp. (Trucking & Leasing)	892	34,342
Gen-Probe, Inc.* (Healthcare-Products)	2,007	164,975
Gentex Corp. (Electronics)	6,244	130,312
Global Payments, Inc. (Commercial Services)	3,345	144,604
Graco, Inc. (Machinery-Diversified)	1,561	71,931
Green Mountain Coffee Roasters, Inc.* (Beverages)	5,575	121,423
Greenhill & Co., Inc. (Diversified Financial Services)	446	15,900
GUESS?, Inc. (Retail)	1,784	54,180
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,115	18,297
Henry Schein, Inc.* (Healthcare-Products)	3,791	297,556
Highwoods Properties, Inc. (REIT)	1,338	45,024
Hill-Rom Holdings, Inc. (Healthcare-Products)	1,338	41,277
Hillshire Brands Co. (Food)	2,007	58,183
HMS Holdings Corp.* (Commercial Services)	3,791	126,278
Hologic, Inc.* (Healthcare-Products)	6,467	116,665
Home Properties, Inc. (REIT)	2,007	123,150
HSN, Inc. (Retail)	892	35,992
Hubbell, Inc.—Class B (Electrical Components & Equipment)	1,784	139,045
IDACORP, Inc. (Electric)	1,338	56,303
IDEX Corp. (Machinery-Diversified)	2,230	86,925
IDEXX Laboratories, Inc.* (Healthcare-Products)	2,453	235,807
Informatica Corp.* (Software)	4,683	198,372
Ingredion, Inc. (Food)	3,345	165,644
Intrepid Potash, Inc.* (Chemicals)	2,230	50,755
ITT Educational Services, Inc.* (Commercial Services)	669	40,642
J.B. Hunt Transport Services, Inc. (Transportation)	3,791	225,944
Jack Henry & Associates, Inc. (Computers)	3,791	130,865
John Wiley & Sons, Inc. (Media)	1,338	65,549
Kansas City Southern Industries, Inc. (Transportation)	3,122	217,166
Kirby Corp.* (Transportation)	1,784	83,991
Lamar Advertising Co.—Class A* (Advertising)	1,115	31,889
Lancaster Colony Corp. (Food)	892	63,519
Landstar System, Inc. (Transportation)	1,561	80,735
Lender Processing Services, Inc. (Commercial Services)	2,007	50,737
Liberty Property Trust (REIT)	2,007	73,938
Life Time Fitness, Inc.* (Leisure Time)	1,784	82,974
Lincare Holdings, Inc. (Healthcare-Services)	2,230	75,865
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	1,784	78,121
LKQ Corp.* (Distribution/Wholesale)	6,244	208,550
ManTech International Corp.—Class A (Software)	446	10,468
Martin Marietta Materials (Building Materials)	1,115	87,884
Masimo Corp.* (Healthcare-Products)	1,784	39,926
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	669	21,736
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	2,453	83,770
Mednax, Inc.* (Healthcare-Services)	2,007	137,560
Mettler Toledo International, Inc.* (Electronics)	1,338	208,527
Micros Systems, Inc.* (Computers)	3,345	171,264
Mine Safety Appliances Co. (Environmental Control)	669	26,921
Minerals Technologies, Inc. (Chemicals)	446	28,446
MSC Industrial Direct Co.—Class A (Retail)	2,007	131,559
MSCI, Inc.—Class A* (Software)	5,129	174,489
National Fuel Gas Co. (Gas)	2,007	94,289
National Instruments Corp. (Electronics)	2,453	65,888
National Retail Properties, Inc. (REIT)	2,230	63,087
NeuStar, Inc.* (Telecommunications)	2,899	96,827
NewMarket Corp. (Chemicals)	446	96,604
Nordson Corp. (Machinery-Diversified)	1,784	91,501
Northern Oil and Gas, Inc.* (Oil & Gas)	2,676	42,655
Oceaneering International, Inc. (Oil & Gas Services)	4,683	224,128
OGE Energy Corp. (Electric)	2,899	150,139
Oil States International, Inc.* (Oil & Gas Services)	2,230	147,626
OMEGA Healthcare Investors, Inc. (REIT)	2,007	45,157
Packaging Corp. of America (Packaging & Containers)	1,784	50,380
Panera Bread Co.—Class A* (Retail)	1,338	186,571
Parametric Technology Corp.* (Software)	2,453	51,415
Pentair, Inc. (Miscellaneous Manufacturing)	1,784	68,292
PetSmart, Inc. (Retail)	4,683	319,287
Plains Exploration & Production Co.* (Oil & Gas)	2,007	70,606
Plantronics, Inc. (Telecommunications)	892	29,793
Polaris Industries, Inc. (Leisure Time)	2,899	207,221
Polycom, Inc.* (Telecommunications)	4,683	49,265
Post Holdings, Inc.* (Food)	446	13,714
Potlatch Corp. (REIT)	669	21,368
Prosperity Bancshares, Inc. (Banks)	1,115	46,863
PVH Corp. (Retail)	3,122	242,860
QLogic Corp.* (Semiconductors)	2,230	30,529
Quest Software, Inc.* (Software)	1,338	37,263
Questar Corp. (Gas)	2,230	46,518
Rackspace Hosting, Inc.* (Internet)	4,683	205,771
Ralcorp Holdings, Inc.* (Food)	1,115	74,415
Rayonier, Inc. (REIT)	3,568	160,203
Realty Income Corp. (REIT)	3,568	149,035
Regal-Beloit Corp. (Hand/Machine Tools)	892	55,536
Regency Centers Corp. (REIT)	1,784	84,865
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	3,345	382,066

See accompanying notes to the financial statements.

64 :: ProFund VP Mid-Cap Growth :: Financial Statements

Common Stocks, continued

	Shares	Value
ResMed, Inc.* (Healthcare-Products)	6,244	$194,813
Riverbed Technology, Inc.* (Computers)	6,913	111,645
Rock-Tenn Co.—Class A (Packaging & Containers)	3,122	170,305
Rollins, Inc. (Commercial Services)	1,784	39,908
Rovi Corp.* (Semiconductors)	4,683	91,880
Royal Gold, Inc. (Mining)	2,676	209,798
Scientific Games Corp.—Class A* (Entertainment)	892	7,627
SEI Investments Co. (Commercial Services)	2,007	39,919
Semtech Corp.* (Semiconductors)	2,899	70,504
Senior Housing Properties Trust (REIT)	3,122	69,683
Sensient Technologies Corp. (Chemicals)	1,115	40,954
Signature Bank* (Banks)	2,007	122,367
Signet Jewelers, Ltd. (Retail)	2,007	88,328
Silgan Holdings, Inc. (Packaging & Containers)	1,338	57,119
Silicon Laboratories, Inc.* (Semiconductors)	1,784	67,614
Skyworks Solutions, Inc.* (Semiconductors)	5,575	152,588
SL Green Realty Corp. (REIT)	2,007	161,042
SM Energy Co. (Oil & Gas)	2,676	131,418
Solera Holdings, Inc. (Software)	2,899	121,149
Sotheby’s—Class A (Commercial Services)	1,115	37,196
SPX Corp. (Miscellaneous Manufacturing)	1,115	72,832
STERIS Corp. (Healthcare-Products)	1,338	41,973
Strayer Education, Inc. (Commercial Services)	446	48,623
Superior Energy Services, Inc.* (Oil & Gas Services)	2,453	49,624
SVB Financial Group* (Banks)	892	52,378
Synopsys, Inc.* (Computers)	3,122	91,880
Taubman Centers, Inc. (REIT)	2,453	189,273
Techne Corp. (Healthcare-Products)	1,561	115,826
Teleflex, Inc. (Healthcare-Products)	1,115	67,915
Tempur-Pedic International, Inc.* (Home Furnishings)	2,676	62,592
The Cheesecake Factory, Inc.* (Retail)	1,561	49,890
The Cooper Cos., Inc. (Healthcare-Products)	2,007	160,078
The Corporate Executive Board Co. (Commercial Services)	892	36,465
The Macerich Co. (REIT)	2,899	171,186
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	1,338	55,019
The Valspar Corp. (Chemicals)	1,561	81,937
The Warnaco Group, Inc.* (Apparel)	1,784	75,963
Thoratec Corp.* (Healthcare-Products)	2,453	82,372
Tibco Software, Inc.* (Internet)	7,136	213,509
Tootsie Roll Industries, Inc. (Food)	446	10,642
Towers Watson & Co.—Class A (Commercial Services)	1,561	93,504
Tractor Supply Co. (Retail)	3,122	259,313
Trimble Navigation, Ltd.* (Electronics)	5,352	246,245
Triumph Group, Inc. (Aerospace/Defense)	2,230	125,482
Tupperware Corp. (Household Products/Wares)	2,453	134,326
tw telecom, Inc.* (Telecommunications)	4,014	102,999
UDR, Inc. (REIT)	5,575	144,058
Under Armour, Inc.—Class A* (Apparel)	1,561	147,483
United Rentals, Inc.* (Commercial Services)	1,338	45,546
United Therapeutics Corp.* (Biotechnology)	2,230	110,117
Universal Health Services, Inc.—Class B (Healthcare-Services)	2,676	115,496
Valmont Industries, Inc. (Metal Fabricate/Hardware)	892	107,905
ValueClick, Inc.* (Internet)	1,338	21,930
VeriFone Systems, Inc.* (Software)	4,683	154,960
Vertex Pharmaceuticals, Inc.* (Biotechnology)	4,906	274,343
Wabtec Corp. (Machinery-Diversified)	2,007	156,566
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	2,230	67,524
Waste Connections, Inc. (Environmental Control)	3,568	106,755
Watsco, Inc. (Distribution/Wholesale)	1,338	98,744
Westamerica Bancorp (Banks)	669	31,570
WGL Holdings, Inc. (Gas)	1,115	44,321
Williams-Sonoma, Inc. (Retail)	2,230	77,983
Woodward, Inc. (Electronics)	2,676	105,541
Wright Express Corp.* (Commercial Services)	1,561	96,345
Zebra Technologies Corp.—Class A* (Machinery-Diversified)	2,230	76,623
TOTAL COMMON STOCKS (Cost $15,693,780)		24,492,239

Repurchase Agreements(a) (0.3%)
	Principal Amount
Repurchase Agreements with various counterparties, rates 0.09%—0.10%, dated 6/29/12, due 7/2/12, total to be received $66,001	$66,000	$66,000
TOTAL REPURCHASE AGREEMENTS (Cost $66,000)		66,000
TOTAL INVESTMENT SECURITIES (Cost $15,759,780)—99.8%		24,558,239
Net other assets (liabilities)—0.2%		46,054
NET ASSETS—100.0%		$24,604,293

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Mid-Cap Growth invested in the following industries as of June 30, 2012:

	Value	% of Net Assets
Advertising	$31,889	0.1%
Aerospace/Defense	317,859	1.3%
Airlines	112,080	0.5%
Apparel	409,444	1.7%
Banks	434,617	1.8%
Beverages	121,423	0.5%
Biotechnology	884,957	3.6%
Building Materials	137,546	0.6%
Chemicals	524,791	2.1%
Commercial Services	1,375,415	5.6%
Computers	549,768	2.2%
Distribution/Wholesale	307,294	1.2%
Diversified Financial Services	345,478	1.4%
Electric	399,902	1.6%
Electrical Components & Equipment	658,303	2.7%
Electronics	756,513	3.1%
Entertainment	120,800	0.5%
Environmental Control	246,911	1.0%
Food	443,100	1.8%
Forest Products & Paper	68,425	0.3%
Gas	185,128	0.8%

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Mid-Cap Growth :: 65

	Value	% of Net Assets
Hand/Machine Tools	$133,657	0.5%
Healthcare-Products	1,559,183	6.3%
Healthcare-Services	578,578	2.4%
Home Furnishings	62,592	0.3%
Household Products/Wares	523,330	2.1%
Insurance	224,342	0.9%
Internet	793,740	3.2%
Iron/Steel	53,342	0.2%
Leisure Time	290,195	1.2%
Machinery-Diversified	601,535	2.4%
Media	283,791	1.2%
Metal Fabricate/Hardware	107,905	0.4%
Mining	311,861	1.3%
Miscellaneous Manufacturing	717,742	2.9%
Oil & Gas	664,776	2.7%
Oil & Gas Services	759,490	3.1%
Packaging & Containers	277,804	1.1%
Pharmaceuticals	451,037	1.8%
REIT	2,490,058	10.1%
Real Estate	22,452	0.1%
Retail	2,014,104	8.2%
Semiconductors	589,469	2.4%
Software	1,433,333	5.8%
Telecommunications	396,177	1.6%
Transportation	607,836	2.5%
Trucking & Leasing	34,342	0.1%
Water	77,925	0.3%
Other**	112,054	0.5%
Total	$24,604,293	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

66  :: ProFund VP Mid-Cap Growth :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2012

ASSETS:
Total Investment Securities, at cost	$15,759,780
Securities, at value	24,492,239
Repurchase agreements, at value	66,000
Total Investment Securities, at value	24,558,239
Cash	791
Dividends receivable	17,078
Receivable for capital shares issued	162,605
Prepaid expenses	729
TOTAL ASSETS	24,739,442
LIABILITIES:
Payable for investments purchased	80,644
Payable for capital shares redeemed	57
Advisory fees payable	10,085
Management services fees payable	1,345
Administration fees payable	926
Administrative services fees payable	7,757
Distribution fees payable	5,778
Transfer agency fees payable	3,686
Fund accounting fees payable	2,170
Compliance services fees payable	298
Other accrued expenses	22,403
TOTAL LIABILITIES	135,149
NET ASSETS	$24,604,293
NET ASSETS CONSIST OF:
Capital	$22,546,792
Accumulated net investment income (loss)	(122,287)
Accumulated net realized gains (losses) on investments	(6,618,671)
Net unrealized appreciation (depreciation) on investments	8,798,459
NET ASSETS	$24,604,293
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	694,321
Net Asset Value (offering and redemption price per share)	$35.44

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2012

INVESTMENT INCOME:
Dividends	$170,404
Interest	32
TOTAL INVESTMENT INCOME	170,436
EXPENSES:
Advisory fees	130,680
Management services fees	17,424
Administration fees	7,537
Transfer agency fees	11,995
Administrative services fees	61,261
Distribution fees	43,560
Custody fees	13,274
Fund accounting fees	17,061
Trustee fees	379
Compliance services fees	200
Other fees	20,430
Total Gross Expenses before reductions	323,801
Less Expenses reduced by the Advisor	(31,078)
TOTAL NET EXPENSES	292,723
NET INVESTMENT INCOME (LOSS)	(122,287)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	2,443,322
Change in net unrealized appreciation/depreciation on investments	(192,269)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,251,053
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,128,766

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Mid-Cap Growth :: 67

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(122,287)	$(542,401)
Net realized gains (losses) on investments	2,443,322	1,698,795
Change in net unrealized appreciation/depreciation on investments	(192,269)	(6,119,408)
Change in net assets resulting from operations	2,128,766	(4,963,014)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	30,439,736	187,688,352
Value of shares redeemed	(40,512,540)	(224,604,088)
Change in net assets resulting from capital transactions	(10,072,804)	(36,915,736)
Change in net assets	(7,944,038)	(41,878,750)
NET ASSETS:
Beginning of period	32,548,331	74,427,081
End of period	$24,604,293	$32,548,331
Accumulated net investment income (loss)	$(122,287)	$—
SHARE TRANSACTIONS:
Issued	829,463	5,216,993
Redeemed	(1,114,942)	(6,412,816)
Change in shares	(285,479)	(1,195,823)

See accompanying notes to the financial statements.

68  :: ProFund VP Mid-Cap Growth :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2012 (unaudited)		Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$33.22		$34.21	$26.64	$19.26	$35.14	$34.62

Investment Activities:
Net investment income (loss)(a)	(0.13)		(0.35)	(0.26)	(0.17)	(0.32)	(0.23)
Net realized and unrealized gains (losses) on investments	2.35		(0.64)	7.83	7.55	(12.23)	4.23
Total income (loss) from investment activities	2.22		(0.99)	7.57	7.38	(12.55)	4.00

Distributions to Shareholders From:
Net realized gains on investments	—		—	—	—	(3.33)	(3.48)

Net Asset Value, End of Period	$35.44		$33.22	$34.21	$26.64	$19.26	$35.14

Total Return	6.68	%(b)	(2.89)%	28.42%	38.32%	(38.81)%	11.74%

Ratios to Average Net Assets:
Gross expenses(c)	1.86%		1.81%	1.83%	1.85%	1.79%	1.72%
Net expenses(c)	1.68%		1.68%	1.68%	1.67%	1.63%	1.66%
Net investment income (loss)(c)	(0.70)%		(0.99)%	(0.87)%	(0.76)%	(1.04)%	(0.63)%

Supplemental Data:
Net assets, end of period (000’s)	$24,604		$32,548	$74,427	$44,679	$19,285	$65,303
Portfolio turnover rate(d)	93	%(b)	348%	452%	373%	427%	616%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 69

Investment Objective: The ProFund VP Small-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600 Value Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2012

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
LaSalle Hotel Properties	1.1%
Susquehanna Bancshares, Inc.	0.8%
EMCOR Group, Inc.	0.8%
Actuant Corp.—Class A	0.8%
DiamondRock Hospitality Co.	0.7%

S&P SmallCap 600 Value Index — Composition

% of Index
Financial	26%
Industrial	22%
Consumer Cyclical	15%
Consumer Non-Cyclical	14%
Technology	6%
Communications	5%
Utilities	4%
Energy	4%
Basic Materials	4%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.8%)

	Shares	Value
3D Systems Corp.*^ (Computers)	1,240	$42,334
A.M. Castle & Co.*^ (Metal Fabricate/Hardware)	1,364	14,486
AAON, Inc.^ (Building Materials)	744	14,024
AAR Corp.^ (Aerospace/Defense)	3,224	43,460
ABM Industries, Inc. (Commercial Services)	3,968	77,614
Acadia Realty Trust (REIT)	1,364	31,618
Actuant Corp.—Class A (Miscellaneous Manufacturing)	5,580	151,553
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	3,224	43,266
Aegion Corp.* (Engineering & Construction)	3,224	57,677
Affymetrix, Inc.* (Healthcare-Products)	5,704	26,752
Agilysys, Inc.* (Computers)	1,240	10,751
AK Steel Holding Corp. (Iron/Steel)	8,928	52,407
Albany International Corp.—Class A (Machinery-Diversified)	2,232	41,761
Align Technology, Inc.* (Healthcare-Products)	1,860	62,236
ALLETE, Inc. (Electric)	1,364	57,015
Alliance One International, Inc.* (Agriculture)	7,068	24,455
Almost Family, Inc.* (Healthcare-Services)	620	13,851
AMCOL International Corp. (Mining)	868	24,573
Amedisys, Inc.* (Healthcare-Services)	2,480	30,876
American Greetings Corp.—Class A (Household Products/Wares)	2,852	41,696
American Vanguard Corp. (Chemicals)	1,116	29,674
Amerisafe, Inc.* (Insurance)	1,488	38,614
AMN Healthcare Services, Inc.* (Commercial Services)	3,348	19,854
AmSurg Corp.* (Healthcare-Services)	992	29,740
Anixter International, Inc. (Telecommunications)	2,232	118,408
Apogee Enterprises, Inc. (Building Materials)	2,232	35,868
Applied Industrial Technologies, Inc. (Machinery-Diversified)	1,488	54,833
Arctic Cat, Inc.* (Leisure Time)	992	36,268
Arkansas Best Corp. (Transportation)	2,108	26,561
Arris Group, Inc.* (Telecommunications)	9,176	127,638
Astec Industries, Inc.* (Machinery-Construction & Mining)	1,612	49,456
ATMI, Inc.* (Semiconductors)	1,488	30,608
Avid Technology, Inc.* (Software)	2,356	17,505
Avista Corp. (Electric)	4,712	125,810
B&G Foods, Inc.—Class A (Food)	2,108	56,073
Badger Meter, Inc. (Electronics)	372	13,969
Bank Mutual Corp. (Savings & Loans)	3,720	16,405
Bank of the Ozarks, Inc. (Banks)	992	29,839
Barnes Group, Inc. (Miscellaneous Manufacturing)	3,844	93,371
Basic Energy Services, Inc.* (Oil & Gas Services)	1,612	16,636
BBCN Bancorp, Inc.* (Banks)	6,324	68,868
Bel Fuse, Inc.—Class B (Electronics)	868	15,285
Belden, Inc. (Electrical Components & Equipment)	2,356	78,573
Benchmark Electronics, Inc.* (Electronics)	4,712	65,732
Big 5 Sporting Goods Corp. (Retail)	1,736	13,124
Bio-Reference Laboratories, Inc.* (Healthcare-Services)	744	19,552
Black Box Corp. (Telecommunications)	1,364	39,147
Blyth, Inc. (Household Products/Wares)	248	8,571
Boston Private Financial Holdings, Inc. (Banks)	6,324	56,473
Bottomline Technologies, Inc.* (Software)	992	17,906
Boyd Gaming Corp.* (Lodging)	4,464	32,141
Brady Corp.—Class A (Electronics)	4,216	115,982
Briggs & Stratton Corp. (Machinery-Diversified)	3,968	69,400
Brightpoint, Inc.* (Distribution/Wholesale)	5,580	30,188
Bristow Group, Inc. (Transportation)	2,852	115,991
Brookline Bancorp, Inc. (Savings & Loans)	5,704	50,480
Brooks Automation, Inc. (Semiconductors)	1,736	16,388
Brown Shoe Co., Inc. (Retail)	3,472	44,824
Brunswick Corp. (Leisure Time)	4,960	110,211
Buckeye Technologies, Inc. (Forest Products & Paper)	1,116	31,795
Cabela’s, Inc.* (Retail)	3,596	135,965
Cal-Maine Foods, Inc. (Food)	1,116	43,636

See accompanying notes to the financial statements.

70 :: ProFund VP Small-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
Calamos Asset Management, Inc.—Class A (Diversified Financial Services)	1,612	$18,457
Calavo Growers, Inc. (Food)	372	9,516
Calgon Carbon Corp.* (Environmental Control)	2,604	37,029
Callaway Golf Co. (Leisure Time)	5,332	31,512
Cambrex Corp.* (Biotechnology)	2,356	22,170
Cantel Medical Corp. (Healthcare-Products)	496	13,516
Cardtronics, Inc.* (Commercial Services)	1,364	41,206
Career Education Corp.* (Commercial Services)	4,340	29,035
Cascade Corp. (Machinery-Diversified)	372	17,503
Cbeyond, Inc.* (Telecommunications)	2,480	16,790
CDI Corp. (Commercial Services)	992	16,269
Cedar Realty Trust, Inc. (REIT)	4,588	23,169
Centene Corp.* (Healthcare-Services)	1,364	41,138
Central Garden & Pet Co.—Class A* (Household Products/Wares)	3,472	37,810
Century Aluminum Co.* (Mining)	4,340	31,812
Ceradyne, Inc. (Miscellaneous Manufacturing)	1,984	50,890
CH Energy Group, Inc. (Electric)	496	32,582
Checkpoint Systems, Inc.* (Electronics)	3,224	28,081
Christopher & Banks Corp. (Retail)	2,976	3,512
CIBER, Inc.* (Computers)	5,952	25,653
Cincinnati Bell, Inc.* (Telecommunications)	15,996	59,505
CIRCOR International, Inc. (Metal Fabricate/Hardware)	868	29,590
City Holding Co. (Banks)	620	20,888
Clearwater Paper Corp.* (Forest Products & Paper)	744	25,385
Cloud Peak Energy, Inc.* (Coal)	3,720	62,905
Cohu, Inc. (Semiconductors)	1,984	20,157
Coldwater Creek, Inc.* (Retail)	7,192	3,927
Colonial Properties Trust (REIT)	5,084	112,560
Columbia Banking System, Inc. (Banks)	3,224	60,676
Comfort Systems USA, Inc. (Building Materials)	2,976	29,820
Community Bank System, Inc. (Banks)	1,736	47,080
Comstock Resources, Inc.* (Oil & Gas)	3,844	63,118
Comtech Telecommunications Corp. (Telecommunications)	1,488	42,527
CONMED Corp. (Healthcare-Products)	2,232	61,759
Consolidated Graphics, Inc.* (Commercial Services)	248	7,204
Corinthian Colleges, Inc.* (Commercial Services)	6,944	20,068
Cousins Properties, Inc. (REIT)	8,432	65,348
Cracker Barrel Old Country Store, Inc. (Retail)	620	38,936
Crocs, Inc.* (Apparel)	4,712	76,099
Cross Country Healthcare, Inc.* (Commercial Services)	2,480	10,838
CryoLife, Inc.* (Healthcare-Products)	2,232	11,673
CSG Systems International, Inc.* (Software)	1,116	19,284
CTS Corp. (Electronics)	2,728	25,698
Curtiss-Wright Corp. (Aerospace/Defense)	3,844	119,356
CVB Financial Corp. (Banks)	4,960	57,784
Daktronics, Inc. (Electronics)	2,976	20,564
Darling International, Inc.* (Environmental Control)	5,084	83,835
DealerTrack Holdings, Inc.* (Internet)	1,488	44,804
Diamond Foods, Inc. (Food)	744	13,273
DiamondRock Hospitality Co. (REIT)	13,640	139,128
Digi International, Inc.* (Software)	2,108	21,586
Digital Generation, Inc.* (Media)	2,232	27,610
Digital River, Inc.* (Internet)	2,976	49,461
Dime Community Bancshares, Inc. (Savings & Loans)	2,232	29,663
Diodes, Inc.* (Semiconductors)	1,116	20,947
Drew Industries, Inc.* (Building Materials)	1,612	44,894
DSP Group, Inc.* (Semiconductors)	1,736	11,006
Dycom Industries, Inc.* (Engineering & Construction)	2,728	50,768
E.W. Scripps Co.* (Media)	2,604	25,024
Eagle Materials, Inc. (Building Materials)	2,356	87,973
eHealth, Inc.* (Insurance)	496	7,991
El Paso Electric Co. (Electric)	1,240	41,118
Electro Scientific Industries, Inc. (Electronics)	1,984	23,451
EMCOR Group, Inc. (Engineering & Construction)	5,456	151,786
Emergent Biosolutions, Inc.* (Biotechnology)	620	9,393
Employers Holdings, Inc. (Insurance)	2,604	46,976
Encore Capital Group, Inc.* (Diversified Financial Services)	496	14,692
Encore Wire Corp. (Electrical Components & Equipment)	1,612	43,169
EnerSys* (Electrical Components & Equipment)	3,844	134,809
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	1,612	60,240
Entertainment Properties Trust (REIT)	1,736	71,367
Enzo Biochem, Inc.* (Biotechnology)	1,612	2,692
EPIQ Systems, Inc. (Software)	1,364	16,709
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	2,108	76,815
Ethan Allen Interiors, Inc. (Home Furnishings)	2,108	42,012
Exlservice Holdings, Inc.* (Commercial Services)	248	6,111
Exterran Holdings, Inc.* (Oil & Gas Services)	5,208	66,402
Extra Space Storage, Inc. (REIT)	4,340	132,804
F.N.B. Corp. (Banks)	11,284	122,657
Federal Signal Corp.* (Miscellaneous Manufacturing)	5,084	29,691
FEI Co.* (Electronics)	992	47,457
Fifth & Pacific Cos., Inc.* (Retail)	4,464	47,899
First BanCorp.* (Banks)	1,612	6,384
First Commonwealth Financial Corp. (Banks)	8,556	57,582
First Financial Bancorp (Banks)	2,604	41,612
First Financial Bankshares, Inc. (Banks)	1,116	38,569
First Midwest Bancorp, Inc. (Banks)	6,076	66,714
Forestar Group, Inc.* (Real Estate)	2,852	36,534
Franklin Street Properties Corp. (REIT)	5,828	61,660
Fred’s, Inc. (Retail)	2,976	45,503
Fuller (H.B.) Co. (Chemicals)	2,232	68,522
G & K Services, Inc. (Textiles)	1,488	46,411
GenCorp, Inc.* (Aerospace/Defense)	4,836	31,482
General Communication, Inc.—Class A* (Telecommunications)	1,488	12,365
Gentiva Health Services, Inc.* (Healthcare-Services)	2,480	17,186
Getty Realty Corp. (REIT)	2,232	42,743
Gibraltar Industries, Inc.* (Building Materials)	2,480	25,742
Glacier Bancorp, Inc. (Banks)	5,828	90,276
Globe Specialty Metals, Inc. (Mining)	1,612	21,649
Greatbatch, Inc.* (Healthcare-Products)	620	14,080
Griffon Corp. (Miscellaneous Manufacturing)	3,720	31,918
Group 1 Automotive, Inc. (Retail)	1,860	84,835
Gulf Island Fabrication, Inc. (Oil & Gas Services)	1,116	31,482
Gulfport Energy Corp.* (Oil & Gas)	1,240	25,581
Hanger Orthopedic Group, Inc.* (Healthcare-Products)	2,728	69,946
Hanmi Financial Corp.* (Banks)	1,612	16,894

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 71

Common Stocks, continued

	Shares	Value
Harmonic, Inc.* (Telecommunications)	9,548	$40,674
Harte-Hanks, Inc. (Advertising)	3,596	32,867
Haverty Furniture Cos., Inc. (Retail)	1,488	16,621
Haynes International, Inc. (Metal Fabricate/Hardware)	372	18,950
Headwaters, Inc.* (Energy-Alternate Sources)	2,976	15,326
Healthcare Realty Trust, Inc. (REIT)	3,720	88,685
Healthcare Services Group, Inc. (Commercial Services)	1,984	38,450
Healthways, Inc.* (Healthcare-Services)	2,728	21,769
Heartland Express, Inc. (Transportation)	2,604	37,263
Heartland Payment Systems, Inc. (Commercial Services)	1,240	37,299
Heidrick & Struggles International, Inc. (Commercial Services)	1,488	26,040
Helen of Troy, Ltd.* (Household Products/Wares)	1,116	37,821
Hillenbrand, Inc. (Commercial Services)	1,736	31,908
Home Bancshares, Inc. (Banks)	1,116	34,127
Horace Mann Educators Corp. (Insurance)	3,224	56,356
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	1,364	52,896
Hot Topic, Inc. (Retail)	3,472	33,644
Hub Group, Inc.—Class A* (Transportation)	1,364	49,377
Iconix Brand Group, Inc.* (Apparel)	1,612	28,162
iGATE Corp.* (Computers)	1,364	23,215
Independent Bank Corp./MA (Banks)	1,736	50,709
Inland Real Estate Corp. (REIT)	4,340	36,369
Insight Enterprises, Inc.* (Computers)	3,596	60,521
Insperity, Inc. (Commercial Services)	1,860	50,313
Integra LifeSciences Holdings Corp.* (Healthcare-Products)	496	18,441
Inter Parfums, Inc. (Cosmetics/Personal Care)	620	10,707
Interactive Brokers Group, Inc.—Class A (Diversified Financial Services)	3,100	45,632
Interface, Inc. (Office Furnishings)	4,712	64,225
Intermec, Inc.* (Machinery-Diversified)	4,216	26,139
Interval Leisure Group, Inc. (Leisure Time)	1,736	33,001
Intevac, Inc.* (Machinery-Diversified)	1,860	13,987
Invacare Corp. (Healthcare-Products)	2,604	40,180
Investment Technology Group, Inc.* (Diversified Financial Services)	3,100	28,520
ION Geophysical Corp.* (Oil & Gas Services)	7,068	46,578
Jack in the Box, Inc.* (Retail)	3,596	100,256
JAKKS Pacific, Inc. (Toys/Games/Hobbies)	1,736	27,793
John Bean Technologies Corp. (Miscellaneous Manufacturing)	2,356	31,971
K-Swiss, Inc.—Class A* (Apparel)	2,232	6,875
Kaiser Aluminum Corp. (Mining)	1,240	64,282
Kaman Corp. (Aerospace/Defense)	992	30,692
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	992	15,723
Kaydon Corp. (Metal Fabricate/Hardware)	1,612	34,481
Kelly Services, Inc.—Class A (Commercial Services)	2,356	30,416
Kilroy Realty Corp. (REIT)	2,728	132,062
Kindred Healthcare, Inc.* (Healthcare-Services)	4,340	42,662
Kirkland’s, Inc.* (Retail)	496	5,580
Kite Realty Group Trust (REIT)	5,208	25,988
Knight Transportation, Inc. (Transportation)	2,604	41,638
Kopin Corp.* (Semiconductors)	2,852	9,811
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	868	29,512
Kraton Performance Polymers, Inc.* (Chemicals)	1,116	24,452
La-Z-Boy, Inc.* (Home Furnishings)	4,216	51,815
Laclede Group, Inc. (Gas)	1,860	74,047
LaSalle Hotel Properties (REIT)	6,944	202,348
Lawson Products, Inc. (Metal Fabricate/Hardware)	248	2,294
Lexington Realty Trust (REIT)	11,036	93,475
LHC Group, Inc.* (Healthcare-Services)	1,240	21,030
Lincoln Educational Services Corp. (Commercial Services)	1,860	12,090
Lithia Motors, Inc.—Class A (Retail)	1,736	40,015
Live Nation, Inc.* (Commercial Services)	12,028	110,417
LSB Industries, Inc.* (Miscellaneous Manufacturing)	744	22,997
LTC Properties, Inc. (REIT)	1,116	40,488
Lumber Liquidators Holdings, Inc.* (Retail)	620	20,950
Lumos Networks Corp. (Telecommunications)	1,240	11,718
Lydall, Inc.* (Miscellaneous Manufacturing)	1,364	18,441
M/I Schottenstein Homes, Inc.* (Home Builders)	1,488	25,772
Maidenform Brands, Inc.* (Apparel)	868	17,291
Marcus Corp. (Lodging)	1,612	22,181
MarineMax, Inc.* (Retail)	1,860	17,689
Marriott Vacations Worldwide Corp.* (Entertainment)	2,232	69,147
Materion Corp. (Mining)	1,612	37,124
Matrix Service Co.* (Oil & Gas Services)	2,108	23,926
Meadowbrook Insurance Group, Inc. (Insurance)	4,092	35,969
Measurement Specialties, Inc.* (Electronics)	372	12,094
Medical Properties Trust, Inc. (REIT)	11,036	106,166
Mercury Computer Systems, Inc.* (Computers)	1,116	14,430
Meridian Bioscience, Inc. (Healthcare-Products)	1,364	27,907
Merit Medical Systems, Inc.* (Healthcare-Products)	1,364	18,837
Meritage Homes Corp.* (Home Builders)	2,232	75,754
Methode Electronics, Inc. (Electronics)	2,976	25,326
Micrel, Inc. (Semiconductors)	1,488	14,181
Microsemi Corp.* (Semiconductors)	2,108	38,977
MKS Instruments, Inc. (Semiconductors)	1,612	46,635
Mobile Mini, Inc.* (Storage/Warehousing)	2,976	42,854
Molina Healthcare, Inc.* (Healthcare-Services)	2,356	55,272
Monarch Casino & Resort, Inc.* (Lodging)	868	7,934
Monolithic Power Systems, Inc.* (Semiconductors)	868	17,247
Monotype Imaging Holdings, Inc.* (Software)	1,488	24,954
Moog, Inc.—Class A* (Aerospace/Defense)	1,240	51,274
Movado Group, Inc. (Miscellaneous Manufacturing)	1,488	37,230
Mueller Industries, Inc. (Metal Fabricate/Hardware)	3,100	132,029
Multimedia Games Holding Co., Inc.* (Entertainment)	1,488	20,832
Myers Industries, Inc. (Miscellaneous Manufacturing)	2,728	46,812
Nanometrics, Inc.* (Semiconductors)	496	7,619
Nash Finch Co. (Food)	992	21,308
National Financial Partners* (Diversified Financial Services)	3,348	44,863
National Penn Bancshares, Inc. (Banks)	10,044	96,121
Natus Medical, Inc.* (Healthcare-Products)	2,356	27,377
Navigant Consulting Co.* (Commercial Services)	4,216	53,290
NBT Bancorp, Inc. (Banks)	2,728	58,897

See accompanying notes to the financial statements.

72 :: ProFund VP Small-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
NCI Building Systems, Inc.* (Building Materials)	1,240	$13,429
NCI, Inc.—Class A* (Computers)	620	2,511
Neenah Paper, Inc. (Forest Products & Paper)	1,240	33,096
Neutral Tandem, Inc.* (Telecommunications)	744	9,806
New Jersey Resources Corp. (Gas)	1,488	64,892
Newport Corp.* (Electronics)	3,100	37,262
Northwest Bancshares, Inc. (Savings & Loans)	7,936	92,931
Northwest Natural Gas Co. (Gas)	868	41,317
NorthWestern Corp. (Electric)	1,364	50,059
Novatel Wireless, Inc.* (Telecommunications)	2,604	6,484
NTELOS Holdings Corp. (Telecommunications)	1,240	23,374
Nutrisystem, Inc. (Internet)	2,356	27,235
OfficeMax, Inc.* (Retail)	7,068	35,764
Old Dominion Freight Line, Inc.* (Transportation)	1,116	48,312
Old National Bancorp (Banks)	7,688	92,333
Olympic Steel, Inc. (Metal Fabricate/Hardware)	744	12,216
OM Group, Inc.* (Chemicals)	2,604	49,476
Omnicell, Inc.* (Software)	1,612	23,600
On Assignment, Inc.* (Commercial Services)	3,472	55,413
Oplink Communications, Inc.* (Telecommunications)	620	8,389
Orbital Sciences Corp.* (Aerospace/Defense)	4,836	62,481
Orion Marine Group, Inc.* (Engineering & Construction)	2,232	15,535
Oritani Financial Corp. (Savings & Loans)	992	14,275
Overseas Shipholding Group, Inc. (Transportation)	2,108	23,420
Oxford Industries, Inc. (Apparel)	620	27,714
PacWest Bancorp (Banks)	1,860	44,026
Palomar Medical Technologies, Inc.* (Healthcare-Products)	1,612	13,702
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	744	26,888
PAREXEL International Corp.* (Commercial Services)	2,728	77,011
Park Electrochemical Corp. (Electronics)	992	25,673
Parkway Properties, Inc. (REIT)	1,736	19,860
PC-Tel, Inc. (Internet)	1,488	9,627
PDC Energy, Inc.* (Oil & Gas)	1,488	36,486
Penn Virginia Corp. (Oil & Gas)	3,720	27,305
Pennsylvania REIT (REIT)	4,588	68,728
Perficient, Inc.* (Internet)	2,604	29,243
Pericom Semiconductor Corp.* (Semiconductors)	1,860	16,740
Perry Ellis International, Inc.* (Apparel)	992	20,584
PetMed Express, Inc. (Retail)	1,612	19,602
PetroQuest Energy, Inc.* (Oil & Gas)	4,588	22,940
PharMerica Corp.* (Pharmaceuticals)	2,356	25,728
Piedmont Natural Gas Co., Inc. (Gas)	3,224	103,781
Pinnacle Entertainment, Inc.* (Entertainment)	5,084	48,908
Pinnacle Financial Partners, Inc.* (Banks)	2,852	55,643
Pioneer Drilling Co.* (Oil & Gas)	2,852	22,730
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	1,240	29,053
Plexus Corp.* (Electronics)	2,852	80,426
PolyOne Corp. (Chemicals)	7,316	100,083
Pool Corp. (Distribution/Wholesale)	1,984	80,273
Post Properties, Inc. (REIT)	1,860	91,047
Powell Industries, Inc.* (Electrical Components & Equipment)	744	27,796
Presidential Life Corp. (Insurance)	1,736	17,065
Prestige Brands Holdings, Inc.* (Household Products/Wares)	4,092	64,694
PrivateBancorp, Inc. (Banks)	4,836	71,379
Progress Software Corp.* (Software)	2,728	56,933
Prospect Capital Corp. (Investment Companies)	9,920	112,989
Provident Financial Services, Inc. (Savings & Loans)	4,340	66,619
PSS World Medical, Inc.* (Healthcare-Products)	1,488	31,233
Pulse Electronics Corp. (Electronics)	3,472	6,840
Quaker Chemical Corp. (Chemicals)	372	17,190
Quanex Building Products Corp. (Building Materials)	2,976	53,211
Quiksilver, Inc.* (Apparel)	10,044	23,403
QuinStreet, Inc.* (Internet)	744	6,889
RadiSys Corp.* (Computers)	1,860	11,681
Red Robin Gourmet Burgers, Inc.* (Retail)	868	26,483
Resources Connection, Inc. (Commercial Services)	3,472	42,706
Robbins & Myers, Inc. (Machinery-Diversified)	992	41,485
Rofin-Sinar Technologies, Inc.* (Electronics)	1,240	23,473
Rogers Corp.* (Electronics)	496	19,647
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	2,480	56,122
Ruby Tuesday, Inc.* (Retail)	5,208	35,466
Rudolph Technologies, Inc.* (Semiconductors)	2,604	22,707
Ruth’s Hospitality Group, Inc.* (Retail)	2,852	18,823
S&T Bancorp, Inc. (Banks)	2,356	43,515
Sabra Health Care REIT, Inc. (REIT)	1,736	29,703
Safety Insurance Group, Inc. (Insurance)	1,240	50,394
Saul Centers, Inc. (REIT)	248	10,632
Savient Pharmaceuticals, Inc.* (Pharmaceuticals)	2,976	1,607
ScanSource, Inc.* (Distribution/Wholesale)	2,232	68,388
Schulman (A.), Inc. (Chemicals)	2,356	46,767
Select Comfort Corp.* (Home Furnishings)	2,728	57,070
Selective Insurance Group, Inc. (Insurance)	4,464	77,718
Seneca Foods Corp.—Class A* (Food)	744	20,014
Shuffle Master, Inc.* (Entertainment)	2,480	34,224
Sigma Designs, Inc.* (Semiconductors)	2,728	17,405
Simmons First National Corp.—Class A (Banks)	1,364	31,713
Simpson Manufacturing Co., Inc. (Building Materials)	1,860	54,889
Skechers U.S.A., Inc.—Class A* (Apparel)	2,976	60,621
SkyWest, Inc. (Airlines)	4,092	26,721
Smith Corp. (Miscellaneous Manufacturing)	1,860	90,935
Snyders-Lance, Inc. (Food)	2,232	56,313
Sonic Automotive, Inc. (Retail)	2,852	38,987
Sonic Corp.* (Retail)	4,960	49,699
Southwest Gas Corp. (Gas)	1,984	86,602
Sovran Self Storage, Inc. (REIT)	1,116	55,900
Spartan Motors, Inc. (Auto Parts & Equipment)	2,728	14,295
Spartan Stores, Inc. (Food)	1,736	31,474
Stage Stores, Inc. (Retail)	2,480	45,434
Standard Microsystems Corp.* (Semiconductors)	992	36,595
Standard Motor Products, Inc. (Auto Parts & Equipment)	1,612	22,697
Standard Pacific Corp.* (Home Builders)	8,184	50,659
Standex International Corp. (Miscellaneous Manufacturing)	992	42,229
Stein Mart, Inc.* (Retail)	2,232	17,744
Stepan Co. (Chemicals)	248	23,357
Sterling Bancorp (Banks)	2,480	24,750
Stewart Information Services Corp. (Insurance)	1,612	24,744

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 73

Common Stocks, continued

	Shares	Value
Stifel Financial Corp.* (Diversified Financial Services)	1,860	$57,474
Stone Energy Corp.* (Oil & Gas)	3,968	100,549
STR Holdings, Inc.* (Miscellaneous Manufacturing)	1,240	5,654
Stratasys, Inc.* (Computers)	620	30,721
SunCoke Energy, Inc.*(a) (Coal)	5,704	83,564
Super Micro Computer, Inc.* (Computers)	2,232	35,400
Superior Industries International, Inc. (Auto Parts & Equipment)	1,860	30,448
Supertex, Inc.* (Semiconductors)	620	11,687
SurModics, Inc.* (Healthcare-Products)	744	12,871
Susquehanna Bancshares, Inc. (Banks)	15,252	157,096
Swift Energy Co.* (Oil & Gas)	3,472	64,614
SWS Group, Inc.* (Diversified Financial Services)	2,356	12,557
Sykes Enterprises, Inc.* (Computers)	3,224	51,455
Symmetricom, Inc.* (Telecommunications)	3,348	20,055
Symmetry Medical, Inc.* (Healthcare-Products)	2,976	25,534
SYNNEX Corp.* (Software)	2,108	72,705
Take-Two Interactive Software, Inc.* (Software)	7,316	69,209
Tanger Factory Outlet Centers, Inc. (REIT)	3,100	99,355
TeleTech Holdings, Inc.* (Commercial Services)	1,240	19,840
Tennant Co. (Machinery-Diversified)	496	19,815
Tessera Technologies, Inc. (Semiconductors)	1,488	22,871
Tetra Tech, Inc.* (Environmental Control)	2,108	54,977
TETRA Technologies, Inc.* (Oil & Gas Services)	6,324	45,090
Texas Capital Bancshares, Inc.* (Banks)	1,736	70,117
Texas Industries, Inc. (Building Materials)	2,232	87,070
Texas Roadhouse, Inc. (Retail)	1,984	36,565
The Andersons, Inc. (Agriculture)	1,488	63,478
The Cato Corp.—Class A (Retail)	992	30,216
The Finish Line, Inc.—Class A (Retail)	2,108	44,078
The Geo Group, Inc.* (Commercial Services)	4,960	112,691
The Hain Celestial Group, Inc.* (Food)	1,364	75,075
The Men’s Wearhouse, Inc. (Retail)	4,092	115,149
The Navigators Group, Inc.* (Insurance)	372	18,619
The Pep Boys-Manny, Moe & Jack (Retail)	4,340	42,966
The Ryland Group, Inc. (Home Builders)	1,860	47,579
Tompkins Financial Corp. (Banks)	248	9,345
Tower Group, Inc. (Insurance)	3,224	67,285
Tredegar Corp. (Miscellaneous Manufacturing)	1,860	27,082
TriQuint Semiconductor, Inc.* (Semiconductors)	5,704	31,372
TrueBlue, Inc.* (Commercial Services)	3,224	49,908
TrustCo Bank Corp. NY (Banks)	7,564	41,299
TTM Technologies, Inc.* (Electronics)	4,216	39,673
Tuesday Morning Corp.* (Retail)	3,348	14,363
UIL Holdings Corp. (Electric)	2,480	88,933
Ultratech Stepper, Inc.* (Semiconductors)	620	19,530
UMB Financial Corp. (Banks)	992	50,820
Umpqua Holdings Corp. (Banks)	9,052	119,124
UniFirst Corp. (Textiles)	372	23,715
United Bankshares, Inc. (Banks)	3,720	96,274
United Community Banks, Inc.* (Banks)	1,488	12,752
United Fire Group, Inc. (Insurance)	1,736	37,029
United Natural Foods, Inc.* (Food)	1,612	88,434
United Online, Inc. (Internet)	7,316	30,874
United Stationers, Inc. (Distribution/Wholesale)	3,348	90,229
Universal Electronics, Inc.* (Home Furnishings)	1,240	16,331
Universal Forest Products, Inc. (Building Materials)	1,612	62,836
Universal Health Realty Income Trust (REIT)	372	15,449
Universal Technical Institute, Inc. (Commercial Services)	744	10,051
UNS Energy Corp. (Electric)	1,364	52,391
Urstadt Biddle Properties—Class A (REIT)	992	19,612
USA Mobility, Inc. (Telecommunications)	1,736	22,325
VASCO Data Security International, Inc.* (Internet)	1,488	12,172
Viad Corp. (Commercial Services)	1,612	32,240
Vicor Corp. (Electrical Components & Equipment)	744	5,163
ViewPoint Financial Group, Inc. (Savings & Loans)	868	13,576
Virtus Investment Partners, Inc.* (Diversified Financial Services)	124	10,044
Virtusa Corp.* (Computers)	744	9,932
VOXX International Corp.* (Home Furnishings)	1,488	13,868
Watts Water Technologies, Inc.—Class A (Electronics)	1,116	37,207
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	3,968	38,609
West Pharmaceutical Services, Inc. (Healthcare-Products)	992	50,086
Wilshire Bancorp, Inc.* (Banks)	4,836	26,501
Winnebago Industries, Inc.* (Home Builders)	2,356	24,008
Wintrust Financial Corp. (Banks)	2,976	105,648
XO Group, Inc.* (Internet)	2,108	18,698
Zale Corp.* (Retail)	2,108	5,671
Zep, Inc. (Chemicals)	1,860	25,538
Zumiez, Inc.* (Retail)	620	24,552
TOTAL COMMON STOCKS (Cost $14,344,848)		19,084,192
TOTAL INVESTMENT SECURITIES (Cost $14,344,848)—99.8%		19,084,192
Net other assets (liabilities)—0.2%		39,250
NET ASSETS—100.0%		$19,123,442

*	Non-income producing security
^	All or a portion of this security is designated on the ProFund VP Small-Cap Value’s records as collateral for when-issued securities.
(a)	Represents a security purchased on a when-issued basis.

ProFund VP Small-Cap Value invested in the following industries as of June 30, 2012:

	Value	% of Net Assets
Advertising	$32,867	0.2%
Aerospace/Defense	338,745	1.8%
Agriculture	87,933	0.5%
Airlines	26,721	0.1%
Apparel	260,749	1.4%
Auto Parts & Equipment	67,440	0.4%
Banks	2,074,485	10.7%
Biotechnology	34,255	0.2%
Building Materials	509,756	2.7%
Chemicals	385,059	2.0%
Coal	146,469	0.8%
Commercial Services	1,018,282	5.3%
Computers	318,604	1.7%
Cosmetics/Personal Care	10,707	0.1%
Distribution/Wholesale	269,078	1.4%
Diversified Financial Services	261,292	1.4%
Electric	447,908	2.3%
Electrical Components & Equipment	332,776	1.7%
Electronics	663,840	3.5%

See accompanying notes to the financial statements.

74 :: ProFund VP Small-Cap Value :: Financial Statements

	Value	% of Net Assets
Energy-Alternate Sources	$15,326	0.1%
Engineering & Construction	275,766	1.4%
Entertainment	173,111	0.9%
Environmental Control	175,841	0.9%
Food	415,116	2.2%
Forest Products & Paper	144,608	0.8%
Gas	370,639	1.9%
Healthcare-Products	526,130	2.8%
Healthcare-Services	293,076	1.5%
Home Builders	223,772	1.2%
Home Furnishings	181,096	0.9%
Household Products/Wares	190,592	1.0%
Insurance	478,760	2.5%
Internet	229,003	1.2%
Investment Companies	112,989	0.6%
Iron/Steel	52,407	0.3%
Leisure Time	210,992	1.1%
Lodging	62,256	0.3%
Machinery-Construction & Mining	49,456	0.3%
Machinery-Diversified	284,923	1.5%
Media	52,634	0.3%
Metal Fabricate/Hardware	300,168	1.6%
Mining	179,440	0.9%
Miscellaneous Manufacturing	847,341	4.4%
Office Furnishings	64,225	0.3%
Oil & Gas	363,323	1.9%
Oil & Gas Services	283,010	1.5%
Pharmaceuticals	54,223	0.3%
REIT	1,816,264	9.4%
Real Estate	36,534	0.2%
Retail	1,254,842	6.5%
Savings & Loans	283,949	1.5%
Semiconductors	412,483	2.2%
Software	340,391	1.8%
Storage/Warehousing	42,854	0.2%
Telecommunications	559,205	2.9%
Textiles	70,126	0.4%
Toys/Games/Hobbies	27,793	0.1%
Transportation	342,562	1.8%
Other**	39,250	0.2%
Total	$19,123,442	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 75

Statement of Assets and Liabilities (unaudited)
June 30, 2012

ASSETS:
Total Investment Securities, at cost	$14,344,848
Securities, at value	19,084,192
Total Investment Securities, at value	19,084,192
Dividends receivable	25,071
Receivable for capital shares issued	18,047
Receivable for investments sold	461,714
Prepaid expenses	513
TOTAL ASSETS	19,589,537
LIABILITIES:
Cash overdraft	19,257
Payable for capital shares redeemed	389,507
Advisory fees payable	3,178
Management services fees payable	424
Administration fees payable	697
Administrative services fees payable	10,533
Distribution fees payable	9,939
Transfer agency fees payable	2,863
Fund accounting fees payable	1,633
Compliance services fees payable	223
Other accrued expenses	27,841
TOTAL LIABILITIES	466,095
NET ASSETS	$19,123,442
NET ASSETS CONSIST OF:
Capital	$30,508,737
Accumulated net investment income (loss)	25,709
Accumulated net realized gains (losses) on investments	(16,150,348)
Net unrealized appreciation (depreciation) on investments	4,739,344
NET ASSETS	$19,123,442
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	$687,336
Net Asset Value (offering and redemption price per share)	$27.82

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2012

INVESTMENT INCOME:
Dividends	$282,684
Interest	36
TOTAL INVESTMENT INCOME	282,720
EXPENSES:
Advisory fees	114,737
Management services fees	15,298
Administration fees	6,114
Transfer agency fees	9,725
Administrative services fees	45,880
Distribution fees	38,246
Custody fees	23,434
Fund accounting fees	14,678
Trustee fees	302
Compliance services fees	174
Printing fees	16,871
Other fees	10,713
Total Gross Expenses before reductions	296,172
Less Expenses reduced by the Advisor	(39,161)
TOTAL NET EXPENSES	257,011
NET INVESTMENT INCOME (LOSS)	25,709
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	338,242
Change in net unrealized appreciation/depreciation on investments	1,096,770
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,435,012
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,460,721

See accompanying notes to the financial statements.

76  :: ProFund VP Small-Cap Value :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$25,709	$(81,360)
Net realized gains (losses) on investments	338,242	2,276,139
Change in net unrealized appreciation/depreciation on investments	1,096,770	(3,555,161)
Change in net assets resulting from operations	1,460,721	(1,360,382)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	42,757,183	61,398,984
Value of shares redeemed	(50,302,022)	(62,081,760)
Change in net assets resulting from capital transactions	(7,544,839)	(682,776)
Change in net assets	(6,084,118)	(2,043,158)
NET ASSETS:
Beginning of period	25,207,560	27,250,718
End of period	$19,123,442	$25,207,560
Accumulated net investment income (loss)	$25,709	$—
SHARE TRANSACTIONS:
Issued	1,508,033	2,275,310
Redeemed	(1,783,750)	(2,310,487)
Change in shares	(275,717)	(35,177)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Small-Cap Value :: 77

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2012 (unaudited)		Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010		Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$26.17		$27.30	$22.38		$18.63	$28.81	$36.64

Investment Activities:
Net investment income (loss)(a)	0.02		(0.09)	(0.08)		0.05	0.07	(0.08)
Net realized and unrealized gains (losses) on investments	1.63		(1.04)	4.99		3.75	(8.41)	(2.27)
Total income (loss) from investment activities	1.65		(1.13)	4.91		3.80	(8.34)	(2.35)
Capital Transactions:	—		—	0.03	(b)	—	—	—

Distributions to Shareholders From:
Net investment income	—		—	(0.02)		(0.05)	—	—
Net realized gains on investments	—		—	—		—	(1.84)	(5.48)
Total distributions	—		—	(0.02)		(0.05)	(1.84)	(5.48)

Net Asset Value, End of Period	$27.82		$26.17	$27.30		$22.38	$18.63	$28.81

Total Return	6.26	%(c)	(4.10)%	22.10	%(b)	20.40%	(30.68)%	(7.22)%

Ratios to Average Net Assets:
Gross expenses(d)	1.94%		1.94%	1.96%		2.03%	1.93%	1.76%
Net expenses(d)	1.68%		1.68%	1.68%		1.67%	1.63%	1.63%
Net investment income (loss)(d)	0.17%		(0.34)%	(0.34)%		0.25%	0.28%	(0.21)%

Supplemental Data:
Net assets, end of period (000’s)	$19,123		$25,208	$27,251		$21,301	$18,853	$31,970
Portfolio turnover rate(e)	125	%(c)	267%	412%		385%	459%	291%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

The amounts include a voluntary capital contribution from the Advisor due to corrections of investment transactions. The contribution represented $0.03 to the net asset value and 0.15% to the total return. Without this contribution, the net asset value and the total return would be lower.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

78 :: ProFund VP Small-Cap Growth :: Financial Statements

Investment Objective: The ProFund VP Small-Cap Growth seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600 Growth Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2012

Market Exposure

Investment Type	% of Net Assets
Equity Securities	101%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Questcor Pharmaceuticals, Inc.	1.3%
Salix Pharmaceuticals, Ltd.	1.3%
ProAssurance Corp.	1.1%
Mid-America Apartment Communities, Inc.	1.1%
Cubist Pharmaceuticals, Inc.	1.0%

S&P SmallCap 600 Growth Index — Composition

% of Index
Consumer Non-Cyclical	23%
Consumer Cyclical	16%
Technology	15%
Industrial	15%
Financial	14%
Communications	5%
Utilities	4%
Basic Materials	4%
Energy	4%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.7%)

	Shares	Value
3D Systems Corp.* (Computers)	1,740	$59,404
AAON, Inc. (Building Materials)	870	16,400
Abaxis, Inc.* (Healthcare-Products)	2,030	75,110
Acadia Realty Trust (REIT)	2,610	60,500
Aerovironment, Inc.* (Aerospace/Defense)	1,740	45,779
Air Methods Corp.* (Healthcare-Services)	1,160	113,970
Akorn, Inc.* (Pharmaceuticals)	6,380	100,613
Align Technology, Inc.* (Healthcare-Products)	4,350	145,551
Allegiant Travel Co.* (Airlines)	1,450	101,036
ALLETE, Inc. (Electric)	1,740	72,732
AMCOL International Corp. (Mining)	1,450	41,050
American Public Education, Inc.* (Commercial Services)	1,740	55,680
American Science & Engineering, Inc. (Electronics)	870	49,112
American States Water Co. (Water)	1,740	68,869
American Vanguard Corp. (Chemicals)	870	23,133
AmSurg Corp.* (Healthcare-Services)	2,030	60,859
Analogic Corp. (Electronics)	1,160	71,920
Applied Industrial Technologies, Inc. (Machinery-Diversified)	2,320	85,492
Approach Resources, Inc.* (Oil & Gas)	2,610	66,659
Arbitron, Inc. (Commercial Services)	2,610	91,350
ArQule, Inc.* (Biotechnology)	5,800	34,394
Atlantic Tele-Network, Inc. (Telecommunications)	870	29,345
ATMI, Inc.* (Semiconductors)	1,450	29,827
AZZ, Inc. (Miscellaneous Manufacturing)	1,160	71,062
B&G Foods, Inc.—Class A (Food)	2,030	53,998
Badger Meter, Inc. (Electronics)	870	32,669
Balchem Corp. (Chemicals)	2,900	94,569
Bank of the Ozarks, Inc. (Banks)	1,450	43,616
Basic Energy Services, Inc.* (Oil & Gas Services)	870	8,978
Belden, Inc. (Electrical Components & Equipment)	1,740	58,029
Bio-Reference Laboratories, Inc.* (Healthcare-Services)	1,450	38,106
BJ’s Restaurants, Inc.* (Retail)	2,320	88,160
Blackbaud, Inc. (Software)	4,350	111,664
Blucora, Inc.* (Internet)	3,770	46,446
Blue Nile, Inc.* (Internet)	1,450	43,080
Blyth, Inc. (Household Products/Wares)	580	20,045
Boston Beer Co., Inc.—Class A* (Beverages)	870	105,270
Bottomline Technologies, Inc.* (Software)	2,320	41,876
Brooks Automation, Inc. (Semiconductors)	4,350	41,064
Brunswick Corp. (Leisure Time)	2,610	57,994
Buckeye Technologies, Inc. (Forest Products & Paper)	2,610	74,359
Buffalo Wild Wings, Inc.* (Retail)	1,740	150,754
Cabot Microelectronics Corp. (Semiconductors)	2,320	67,767
CACI International, Inc.—Class A* (Computers)	2,610	143,602
Calavo Growers, Inc. (Food)	870	22,255
Calgon Carbon Corp.* (Environmental Control)	2,320	32,990
Cantel Medical Corp. (Healthcare-Products)	1,450	39,513
Capella Education Co.* (Commercial Services)	1,160	40,322
Cardtronics, Inc.* (Commercial Services)	2,610	78,848
Cascade Corp. (Machinery-Diversified)	290	13,645
Casey’s General Stores, Inc. (Retail)	3,770	222,392
Cash America International, Inc. (Retail)	2,900	127,716
CEC Entertainment, Inc. (Retail)	1,740	63,284
Centene Corp.* (Healthcare-Services)	3,190	96,210
CEVA, Inc.* (Semiconductors)	2,320	40,855
CH Energy Group, Inc. (Electric)	870	57,150
Chemed Corp. (Commercial Services)	1,740	105,166
CIRCOR International, Inc. (Metal Fabricate/Hardware)	580	19,772
Cirrus Logic, Inc.* (Semiconductors)	6,090	181,969
City Holding Co. (Banks)	580	19,540
Clearwater Paper Corp.* (Forest Products & Paper)	1,450	49,474
Cloud Peak Energy, Inc.* (Coal)	1,450	24,520
Cognex Corp. (Machinery-Diversified)	4,060	128,499
Coinstar, Inc.* (Retail)	2,900	199,114
Colonial Properties Trust (REIT)	2,320	51,365
Community Bank System, Inc. (Banks)	1,740	47,189
CommVault Systems, Inc.* (Software)	4,350	215,629

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap Growth :: 79

Common Stocks, continued

	Shares	Value
Computer Programs & Systems, Inc. (Software)	1,160	$66,375
comScore, Inc.* (Internet)	3,480	57,281
Consolidated Graphics, Inc.* (Commercial Services)	580	16,849
Contango Oil & Gas Co.* (Oil & Gas)	1,160	68,672
CorVel Corp.* (Commercial Services)	580	28,420
Cracker Barrel Old Country Store, Inc. (Retail)	1,450	91,060
Crocs, Inc.* (Apparel)	3,190	51,518
CSG Systems International, Inc.* (Software)	2,030	35,078
Cubic Corp. (Aerospace/Defense)	1,450	69,716
Cubist Pharmaceuticals, Inc.* (Biotechnology)	6,090	230,872
CVB Financial Corp. (Banks)	2,610	30,407
Cyberonics, Inc.* (Healthcare-Products)	2,320	104,261
Cymer, Inc.* (Electronics)	2,900	170,955
Darling International, Inc.* (Environmental Control)	5,220	86,078
DealerTrack Holdings, Inc.* (Internet)	2,320	69,855
Deltic Timber Corp. (Forest Products & Paper)	1,160	70,737
Diamond Foods, Inc. (Food)	1,160	20,694
DineEquity, Inc.* (Retail)	1,450	64,728
Diodes, Inc.* (Semiconductors)	2,320	43,546
DTS, Inc.* (Home Furnishings)	1,450	37,816
Eagle Materials, Inc. (Building Materials)	1,450	54,143
EastGroup Properties, Inc. (REIT)	2,610	139,113
Ebix, Inc. (Software)	2,900	57,855
eHealth, Inc.* (Insurance)	1,160	18,688
El Paso Electric Co. (Electric)	2,320	76,931
Emergent Biosolutions, Inc.* (Biotechnology)	1,740	26,361
Encore Capital Group, Inc.* (Diversified Financial Services)	1,450	42,949
Entertainment Properties Trust (REIT)	2,320	95,375
Entropic Communications, Inc.* (Semiconductors)	8,410	47,432
Enzo Biochem, Inc.* (Biotechnology)	1,450	2,422
EPIQ Systems, Inc. (Software)	1,450	17,763
Exar Corp.* (Semiconductors)	4,350	35,496
ExlService Holdings, Inc.* (Commercial Services)	1,160	28,582
Exponent, Inc.* (Engineering & Construction)	1,160	61,283
Extra Space Storage, Inc. (REIT)	4,930	150,858
EZCORP, Inc.—Class A* (Retail)	4,350	102,051
FARO Technologies, Inc.* (Electronics)	1,740	73,219
FEI Co.* (Electronics)	2,610	124,862
Fifth & Pacific Cos., Inc.* (Retail)	5,220	56,011
Financial Engines, Inc.* (Diversified Financial Services)	3,770	80,866
First Cash Financial Services, Inc.* (Retail)	2,610	104,844
First Financial Bancorp (Banks)	2,610	41,708
First Financial Bankshares, Inc. (Banks)	1,740	60,134
Forrester Research, Inc. (Commercial Services)	1,450	49,097
Forward Air Corp. (Transportation)	2,900	93,583
Franklin Electric Co., Inc. (Hand/Machine Tools)	1,740	88,966
Fuller (H.B.) Co. (Chemicals)	2,320	71,224
General Communication, Inc.—Class A* (Telecommunications)	1,450	12,050
Genesco, Inc.* (Retail)	2,320	139,548
GeoResources, Inc.* (Oil & Gas)	2,030	74,318
Globe Specialty Metals, Inc. (Mining)	4,060	54,526
Greatbatch, Inc.* (Healthcare-Products)	1,450	32,930
GT Advanced Technologies, Inc.* (Semiconductors)	11,310	59,717
Gulfport Energy Corp.* (Oil & Gas)	2,900	59,827
Haemonetics Corp.* (Healthcare-Products)	2,320	171,935
Hanmi Financial Corp.* (Banks)	1,160	12,157
Hawkins, Inc. (Chemicals)	870	33,217
Haynes International, Inc. (Metal Fabricate/Hardware)	870	44,318
Headwaters, Inc.* (Energy-Alternate Sources)	2,320	11,948
Healthcare Realty Trust, Inc. (REIT)	3,190	76,050
Healthcare Services Group, Inc. (Commercial Services)	4,060	78,683
Heartland Express, Inc. (Transportation)	2,320	33,199
Heartland Payment Systems, Inc. (Commercial Services)	2,320	69,786
Helen of Troy, Ltd.* (Household Products/Wares)	1,740	58,969
Hi-Tech Pharmacal Co., Inc.* (Pharmaceuticals)	870	28,188
Hibbett Sports, Inc.* (Retail)	2,610	150,623
Higher One Holdings, Inc.* (Diversified Financial Services)	2,900	35,438
Hillenbrand, Inc. (Commercial Services)	4,060	74,623
Hittite Microwave Corp.* (Semiconductors)	2,610	133,423
Home Bancshares, Inc. (Banks)	870	26,605
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	1,740	67,477
Hub Group, Inc.—Class A* (Transportation)	2,030	73,486
Iconix Brand Group, Inc.* (Apparel)	4,930	86,127
ICU Medical, Inc.* (Healthcare-Products)	1,160	61,921
iGATE Corp.* (Computers)	1,450	24,679
II-VI, Inc.* (Electronics)	5,220	87,017
Infinity Property & Casualty Corp. (Insurance)	1,160	66,897
Inland Real Estate Corp. (REIT)	2,320	19,442
Innophos Holdings, Inc. (Chemicals)	2,030	114,614
Integra LifeSciences Holdings Corp.* (Healthcare-Products)	1,450	53,911
Inter Parfums, Inc. (Cosmetics/Personal Care)	870	15,025
Interactive Intelligence Group, Inc.* (Software)	1,450	40,905
Interval Leisure Group, Inc. (Leisure Time)	1,740	33,077
ION Geophysical Corp.* (Oil & Gas Services)	3,770	24,844
IPC The Hospitalist Co.* (Healthcare-Services)	1,450	65,714
iRobot Corp.* (Machinery-Diversified)	2,610	57,811
J & J Snack Foods Corp. (Food)	1,450	85,695
j2 Global, Inc. (Computers)	4,350	114,927
JDA Software Group, Inc.* (Software)	4,060	120,541
Jos. A. Bank Clothiers, Inc.* (Retail)	2,610	110,821
Kaman Corp. (Aerospace/Defense)	1,450	44,863
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	2,610	41,369
Kaydon Corp. (Metal Fabricate/Hardware)	1,160	24,812
Kilroy Realty Corp. (REIT)	3,190	154,428
Kirkland’s, Inc.* (Retail)	870	9,788
Knight Transportation, Inc. (Transportation)	2,610	41,734
Kopin Corp.* (Semiconductors)	2,900	9,976
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	870	29,580
Kraton Performance Polymers, Inc.* (Chemicals)	1,740	38,123
Kulicke & Soffa Industries, Inc.* (Semiconductors)	6,960	62,083
Landauer, Inc. (Commercial Services)	870	49,877
Lindsay Manufacturing Co. (Machinery-Diversified)	1,160	75,284
Liquidity Services, Inc.* (Internet)	2,320	118,761
Littelfuse, Inc. (Electrical Components & Equipment)	2,030	115,487
LivePerson, Inc.* (Computers)	4,640	88,438
LogMeIn, Inc.* (Telecommunications)	2,030	61,956

See accompanying notes to the financial statements.

80 :: ProFund VP Small-Cap Growth :: Financial Statements

Common Stocks, continued

	Shares	Value
LSB Industries, Inc.* (Miscellaneous Manufacturing)	870	$26,892
LTC Properties, Inc. (REIT)	1,450	52,606
Lufkin Industries, Inc. (Oil & Gas Services)	3,190	173,281
Lumber Liquidators Holdings, Inc.* (Retail)	1,740	58,795
Luminex Corp.* (Healthcare-Products)	3,480	85,225
Magellan Health Services, Inc.* (Healthcare-Services)	2,610	118,311
Maidenform Brands, Inc.* (Apparel)	1,160	23,107
Manhattan Associates, Inc.* (Computers)	2,030	92,791
MAXIMUS, Inc. (Commercial Services)	3,190	165,082
Measurement Specialties, Inc.* (Electronics)	870	28,284
Medidata Solutions, Inc.* (Software)	2,030	66,320
Medifast, Inc.* (Commercial Services)	1,450	28,536
Mercury Computer Systems, Inc.* (Computers)	1,740	22,498
Meridian Bioscience, Inc. (Healthcare-Products)	2,320	47,467
Merit Medical Systems, Inc.* (Healthcare-Products)	2,320	32,039
Micrel, Inc. (Semiconductors)	2,900	27,637
Microsemi Corp.* (Semiconductors)	6,090	112,604
MicroStrategy, Inc.—Class A* (Software)	870	112,978
Mid-America Apartment Communities, Inc. (REIT)	3,770	257,265
MKS Instruments, Inc. (Semiconductors)	3,190	92,287
Momenta Pharmaceuticals, Inc.* (Biotechnology)	4,350	58,812
Monolithic Power Systems, Inc.* (Semiconductors)	2,030	40,336
Monotype Imaging Holdings, Inc.* (Software)	1,740	29,180
Monro Muffler Brake, Inc. (Commercial Services)	2,900	96,396
Moog, Inc.—Class A* (Aerospace/Defense)	2,900	119,915
MTS Systems Corp. (Computers)	1,450	55,897
Multimedia Games Holding Co., Inc.* (Entertainment)	870	12,180
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	1,160	119,213
Nanometrics, Inc.* (Semiconductors)	1,160	17,818
National Presto Industries, Inc. (Aerospace/Defense)	580	40,467
NCI Building Systems, Inc.* (Building Materials)	580	6,281
Neogen Corp.* (Pharmaceuticals)	2,320	107,184
NETGEAR, Inc.* (Telecommunications)	3,770	130,103
NetScout Systems, Inc.* (Computers)	3,190	68,872
Neutral Tandem, Inc.* (Telecommunications)	2,030	26,755
New Jersey Resources Corp. (Gas)	2,030	88,528
Nolan Co.* (Media)	2,900	19,517
Northwest Natural Gas Co. (Gas)	1,450	69,020
NorthWestern Corp. (Electric)	1,740	63,858
NuVasive, Inc.* (Healthcare-Products)	4,060	102,962
Old Dominion Freight Line, Inc.* (Transportation)	3,190	138,095
Omnicell, Inc.* (Software)	1,450	21,228
OpenTable, Inc.* (Internet)	2,030	91,370
Oplink Communications, Inc.* (Telecommunications)	1,160	15,695
OPNET Technologies, Inc. (Software)	1,450	38,556
Oritani Financial Corp. (Savings & Loans)	3,190	45,904
OSI Systems, Inc.* (Electronics)	2,030	128,580
Oxford Industries, Inc. (Apparel)	580	25,926
OYO Geospace Corp.* (Oil & Gas Services)	580	52,194
PacWest Bancorp (Banks)	1,160	27,457
Papa John’s International, Inc.* (Retail)	1,740	82,772
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	2,610	94,325
PAREXEL International Corp.* (Commercial Services)	2,610	73,680
Park Electrochemical Corp. (Electronics)	870	22,516
PDC Energy, Inc.* (Oil & Gas)	1,160	28,443
Peet’s Coffee & Tea, Inc.* (Beverages)	1,160	69,646
Piedmont Natural Gas Co., Inc. (Gas)	3,190	102,686
Pioneer Drilling Co.* (Oil & Gas)	2,610	20,802
Pool Corp. (Distribution/Wholesale)	2,030	82,134
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	1,740	158,792
Post Properties, Inc. (REIT)	2,900	141,955
Power Integrations, Inc. (Semiconductors)	2,610	97,353
ProAssurance Corp. (Insurance)	2,900	258,361
Progress Software Corp.* (Software)	2,900	60,523
PS Business Parks, Inc. (REIT)	1,740	117,833
PSS World Medical, Inc.* (Healthcare-Products)	2,900	60,871
Quaker Chemical Corp. (Chemicals)	870	40,203
Quality Systems, Inc. (Software)	3,770	103,713
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	5,800	308,792
QuinStreet, Inc.* (Internet)	1,450	13,427
RLI Corp. (Insurance)	1,740	118,668
Robbins & Myers, Inc. (Machinery-Diversified)	2,900	121,278
Rofin-Sinar Technologies, Inc.* (Electronics)	1,450	27,449
Rogers Corp.* (Electronics)	870	34,461
Rubicon Technology, Inc.* (Semiconductors)	1,740	17,748
Rue21, Inc.* (Retail)	1,450	36,598
Sabra Health Care REIT, Inc. (REIT)	1,450	24,810
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	5,510	299,964
Sanderson Farms, Inc. (Food)	1,740	79,727
Saul Centers, Inc. (REIT)	870	37,297
Savient Pharmaceuticals, Inc.* (Pharmaceuticals)	3,480	1,880
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	1,450	98,803
SEACOR SMIT, Inc.* (Oil & Gas Services)	2,030	181,441
Select Comfort Corp.* (Home Furnishings)	2,320	48,534
Shuffle Master, Inc.* (Entertainment)	2,320	32,016
Simpson Manufacturing Co., Inc. (Building Materials)	1,740	51,347
Smith Corp. (Miscellaneous Manufacturing)	1,740	85,069
Snyders-Lance, Inc. (Food)	2,030	51,217
Sourcefire, Inc.* (Internet)	2,900	149,060
South Jersey Industries, Inc. (Gas)	2,900	147,813
Southwest Gas Corp. (Gas)	2,030	88,609
Sovran Self Storage, Inc. (REIT)	1,450	72,630
Spectrum Pharmaceuticals, Inc.* (Pharmaceuticals)	4,930	76,711
Stamps.com, Inc.* (Internet)	1,450	35,772
Standard Microsystems Corp.* (Semiconductors)	870	32,094
Stepan Co. (Chemicals)	580	54,624
Steven Madden, Ltd.* (Apparel)	3,770	119,697
Stifel Financial Corp.* (Diversified Financial Services)	2,900	89,610
STR Holdings, Inc.* (Miscellaneous Manufacturing)	2,610	11,902
Stratasys, Inc.* (Computers)	1,450	71,847
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	1,740	69,861

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap Growth :: 81

Common Stocks, continued

	Shares	Value
Supertex, Inc.* (Semiconductors)	580	$10,933
SurModics, Inc.* (Healthcare-Products)	580	10,034
Synaptics, Inc.* (Computers)	3,190	91,330
Synchronoss Technologies, Inc.* (Software)	2,610	48,207
Tanger Factory Outlet Centers, Inc. (REIT)	5,220	167,301
Teledyne Technologies, Inc.* (Aerospace/Defense)	3,480	214,542
TeleTech Holdings, Inc.* (Commercial Services)	870	13,920
Tennant Co. (Machinery-Diversified)	1,160	46,342
Tessera Technologies, Inc. (Semiconductors)	3,190	49,030
Tetra Tech, Inc.* (Environmental Control)	3,480	90,758
Texas Capital Bancshares, Inc.* (Banks)	1,450	58,565
Texas Roadhouse, Inc. (Retail)	3,480	64,136
The Buckle, Inc. (Retail)	2,610	103,278
The Cato Corp.—Class A (Retail)	1,740	53,000
The Children’s Place Retail Stores, Inc.* (Retail)	2,320	115,606
The Ensign Group, Inc. (Healthcare-Services)	1,450	40,992
The Finish Line, Inc.—Class A (Retail)	2,610	54,575
The Hain Celestial Group, Inc.* (Food)	2,610	143,654
The Medicines Co.* (Biotechnology)	5,220	119,747
The Navigators Group, Inc.* (Insurance)	580	29,029
The Ryland Group, Inc. (Home Builders)	2,030	51,927
Tompkins Financial Corp. (Banks)	580	21,854
Toro Co. (Housewares)	2,900	212,541
TreeHouse Foods, Inc.* (Food)	3,480	216,769
TriQuint Semiconductor, Inc.* (Semiconductors)	9,280	51,040
True Religion Apparel, Inc. (Apparel)	2,320	67,234
Tyler Technologies, Inc.* (Software)	2,320	93,612
UIL Holdings Corp. (Electric)	1,740	62,396
Ultratech Stepper, Inc.* (Semiconductors)	1,740	54,810
UMB Financial Corp. (Banks)	2,030	103,997
UniFirst Corp. (Textiles)	1,160	73,950
United Natural Foods, Inc.* (Food)	2,610	143,185
Universal Health Realty Income Trust (REIT)	870	36,131
Universal Technical Institute, Inc. (Commercial Services)	1,160	15,672
UNS Energy Corp. (Electric)	2,320	89,111
Urstadt Biddle Properties—Class A (REIT)	1,160	22,933
VASCO Data Security International, Inc.* (Internet)	1,160	9,489
Veeco Instruments, Inc.* (Semiconductors)	3,770	129,537
ViaSat, Inc.* (Telecommunications)	4,060	153,346
Vicor Corp. (Electrical Components & Equipment)	870	6,038
ViewPoint Financial Group, Inc. (Savings & Loans)	2,030	31,749
ViroPharma, Inc.* (Pharmaceuticals)	6,670	158,079
Virtus Investment Partners, Inc.* (Diversified Financial Services)	580	46,980
Virtusa Corp.* (Computers)	870	11,615
Vitamin Shoppe, Inc.* (Retail)	2,900	159,297
Volterra Semiconductor Corp.* (Semiconductors)	2,320	54,404
Watts Water Technologies, Inc.—Class A (Electronics)	1,450	48,343
WD-40 Co. (Household Products/Wares)	1,450	72,224
Websense, Inc.* (Internet)	3,480	65,180
West Pharmaceutical Services, Inc. (Healthcare-Products)	2,030	102,495
Wolverine World Wide, Inc. (Apparel)	4,640	179,939
World Acceptance Corp.* (Diversified Financial Services)	1,450	95,410
Zumiez, Inc.* (Retail)	1,450	57,420
TOTAL COMMON STOCKS (Cost $15,632,933)		23,762,966

Repurchase Agreements(a) (0.3%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.09%—0.10%, dated 6/29/12, due 7/2/12, total to be received $64,001	$64,000	$64,000
TOTAL REPURCHASE AGREEMENTS (Cost $64,000)		64,000
TOTAL INVESTMENT SECURITIES (Cost $15,696,933)—101.0%		23,826,966
Net other assets (liabilities)—(1.0)%		(238,790)
NET ASSETS—100.0%		$23,588,176

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Small-Cap Growth invested in the following industries as of June 30, 2012:

	Value	% of Net Assets
Aerospace/Defense	$535,282	2.3%
Airlines	101,036	0.4%
Apparel	553,548	2.3%
Banks	493,229	2.1%
Beverages	174,916	0.7%
Biotechnology	472,608	2.0%
Building Materials	128,171	0.5%
Chemicals	469,707	2.0%
Coal	24,520	0.1%
Commercial Services	1,160,569	4.9%
Computers	845,900	3.6%
Cosmetics/Personal Care	15,025	0.1%
Distribution/Wholesale	201,347	0.9%
Diversified Financial Services	550,045	2.3%
Electric	422,178	1.8%
Electrical Components & Equipment	179,554	0.8%
Electronics	899,387	3.8%
Energy-Alternate Sources	11,948	0.1%
Engineering & Construction	61,283	0.3%
Entertainment	44,196	0.2%
Environmental Control	209,826	0.9%
Food	817,194	3.5%
Forest Products & Paper	334,742	1.4%
Gas	496,656	2.1%
Hand/Machine Tools	88,966	0.4%
Healthcare-Products	1,126,225	4.8%
Healthcare-Services	534,162	2.3%
Home Builders	51,927	0.2%
Home Furnishings	86,350	0.4%
Household Products/Wares	151,238	0.6%
Housewares	212,541	0.9%
Insurance	491,643	2.1%
Internet	699,721	3.0%
Leisure Time	91,071	0.4%
Machinery-Diversified	528,351	2.2%
Media	19,517	0.1%
Metal Fabricate/Hardware	88,902	0.4%
Mining	95,576	0.4%

See accompanying notes to the financial statements.

82 :: ProFund VP Small-Cap Growth :: Financial Statements

	Value	% of Net Assets
Miscellaneous Manufacturing	$294,366	1.2%
Oil & Gas	318,721	1.4%
Oil & Gas Services	508,215	2.2%
Pharmaceuticals	1,175,736	5.0%
REIT	1,677,892	7.0%
Retail	2,466,371	10.4%
Savings & Loans	77,653	0.3%
Semiconductors	1,540,786	6.5%
Software	1,282,003	5.4%
Telecommunications	429,250	1.8%
Textiles	73,950	0.3%
Transportation	380,097	1.6%
Water	68,869	0.3%
Other**	(174,790)	(0.7)%
Total	$23,588,176	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Small-Cap Growth :: 83

Statement of Assets and Liabilities (unaudited)
June 30, 2012

ASSETS:
Total Investment Securities, at cost	$15,696,933
Securities, at value	23,762,966
Repurchase agreements, at value	64,000
Total Investment Securities, at value	23,826,966
Cash	807
Dividends receivable	16,676
Receivable for capital shares issued	10,664
Prepaid expenses	639
TOTAL ASSETS	23,855,752
LIABILITIES:
Payable for capital shares redeemed	212,987
Advisory fees payable	8,898
Management services fees payable	1,186
Administration fees payable	876
Administrative services fees payable	6,856
Distribution fees payable	6,237
Transfer agency fees payable	3,350
Fund accounting fees payable	2,055
Compliance services fees payable	274
Other accrued expenses	24,857
TOTAL LIABILITIES	267,576
NET ASSETS	$23,588,176
NET ASSETS CONSIST OF:
Capital	$18,186,925
Accumulated net investment income (loss)	(67,746)
Accumulated net realized gains (losses) on investments	(2,661,036)
Net unrealized appreciation (depreciation) on investments	8,130,033
NET ASSETS	$23,588,176
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	755,082
Net Asset Value (offering and redemption price per share)	$31.24

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2012

INVESTMENT INCOME:
Dividends	$219,384
Interest	42
TOTAL INVESTMENT INCOME	219,426
EXPENSES:
Advisory fees	128,202
Management services fees	17,093
Administration fees	7,493
Transfer agency fees	11,912
Administrative services fees	55,198
Distribution fees	42,734
Custody fees	17,542
Fund accounting fees	17,283
Trustee fees	390
Compliance services fees	215
Other fees	23,561
Total Gross Expenses before reductions	321,623
Less Expenses reduced by the Advisor	(34,451)
TOTAL NET EXPENSES	287,172
NET INVESTMENT INCOME (LOSS)	(67,746)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	2,388,016
Change in net unrealized appreciation/depreciation on investments	624,698
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	3,012,714
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,944,968

See accompanying notes to the financial statements.

84  :: ProFund VP Small-Cap Growth :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(67,746)	$(415,489)
Net realized gains (losses) on investments	2,388,016	1,594,997
Change in net unrealized appreciation/depreciation on investments	624,698	(3,889,948)
Change in net assets resulting from operations	2,944,968	(2,710,440)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	—	(90,289)
Change in net assets resulting from distributions	—	(90,289)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	18,926,874	127,689,800
Dividends reinvested	—	90,289
Value of shares redeemed	(37,797,603)	(144,825,767)
Change in net assets resulting from capital transactions	(18,870,729)	(17,045,678)
Change in net assets	(15,925,761)	(19,846,407)
NET ASSETS:
Beginning of period	39,513,937	59,360,344
End of period	$23,588,176	$39,513,937
Accumulated net investment income (loss)	$(67,746)	$—
SHARE TRANSACTIONS:
Issued	609,741	4,273,609
Reinvested	—	2,955
Redeemed	(1,217,146)	(4,982,961)
Change in shares	(607,405)	(706,397)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Small-Cap Growth :: 85

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2012 (unaudited)		Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010		Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$29.00		$28.69	$22.82		$18.53	$28.38	$32.53

Investment Activities:
Net investment income (loss)(a)	(0.06)		(0.30)	(0.13)		(0.20)	(0.26)	(0.42)
Net realized and unrealized gains (losses) on investments	2.30		0.67	5.97		5.03	(9.31)	1.93
Total income (loss) from investment activities	2.24		0.37	5.84		4.83	(9.57)	1.51

Capital Transactions:	—		—	0.03	(b)	—	—	—

Distributions to Shareholders From:
Net realized gains on investments	—		(0.06)	—		(0.54)	(0.28)	(5.66)

Net Asset Value, End of Period	$31.24		$29.00	$28.69		$22.82	$18.53	$28.38

Total Return	7.72	%(c)	1.28%	25.72	%(b)	26.17%	(34.03)%	4.06%

Ratios to Average Net Assets:
Gross expenses(d)	1.88%		1.86%	1.87%		1.91%	1.84%	1.73%
Net expenses(d)	1.68%		1.68%	1.68%		1.67%	1.63%	1.67%
Net investment income (loss)(d)	(0.40)%		(1.00)%	(0.51)%		(1.06)%	(1.05)%	(1.26)%

Supplemental Data:
Net assets, end of period (000’s)	$23,588		$39,514	$59,360		$40,211	$25,418	$39,499
Portfolio turnover rate(e)	49	%(c)	310%	351%		308%	398%	454%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

The amounts include a voluntary capital contribution from the Advisor due to corrections of investment transactions. The contribution represented $0.03 to the net asset value and 0.14% to the total return. Without this contribution, the net asset value and the total return would be lower.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

86 :: ProFund VP Asia 30 :: Financial Statements

Investment Objective: The ProFund VP Asia 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Asia 30 Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2012

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Melco Crown Entertainment, Ltd.	6.5%
PetroChina Co., Ltd.	5.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.8%
China Mobile, Ltd.	5.5%
BHP Billiton, Ltd.	5.4%

ProFunds Asia 30 Index — Composition

Industry Breakdown	% of Index
Communications	28%
Energy	13%
Basic Materials	12%
Financial	12%
Consumer Cyclical	12%
Other	23%

Country Breakdown
China	59%
India	16%
South Korea	13%
Taiwan	7%
Australia	5%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.8%)

	Shares	Value
AU Optronics Corp.ADR (Electronics)	137,984	$554,696
Baidu, Inc.ADR* (Internet)	11,792	1,355,844
BHP Billiton, Ltd.ADR (Mining)	29,040	1,896,312
China Life Insurance Co., Ltd.ADR (Insurance)	41,888	1,654,157
China Mobile, Ltd.ADR (Telecommunications)	35,200	1,924,384
China Unicom, Ltd.ADR (Telecommunications)	91,696	1,150,785
CNOOC, Ltd.ADR (Oil & Gas)	9,328	1,877,260
Ctrip.com International, Ltd.ADR* (Internet)	28,160	471,962
Focus Media Holding, Ltd.ADR (Advertising)	51,392	1,206,684
HDFC Bank, Ltd.ADR (Banks)	46,640	1,520,464
Home Inns & Hotels Management, Inc.ADR* (Lodging)	36,960	837,514
ICICI Bank, Ltd.ADR (Banks)	34,496	1,118,015
Infosys Technologies, Ltd.ADR (Computers)	28,336	1,276,820
JA Solar Holdings Co., Ltd.ADR* (Energy-Alternate Sources)	150,128	154,632
KT Corp.ADR (Telecommunications)	80,080	1,055,454
LDK Solar Co., Ltd.ADR* (Energy-Alternate Sources)	102,256	195,309
LG. Philips LCD Co., Ltd.ADR* (Electronics)	83,600	790,020
Melco Crown Entertainment, Ltd.ADR* (Lodging)	199,232	2,295,153
Mindray Medical International, Ltd.ADR (Healthcare-Products)	45,760	1,386,070
Netease.com, Inc.ADR* (Internet)	31,504	1,854,010
New Oriental Education & Technology Group, Inc.ADR* (Commercial Services)	46,464	1,138,368
PetroChina Co., Ltd.ADR (Oil & Gas)	16,192	2,091,035
POSCOADR (Iron/Steel)	22,352	1,797,995
SK Telecom Co., Ltd.ADR (Telecommunications)	66,528	804,989
Sterlite Industries (India), Ltd.ADR (Mining)	90,992	689,719
Suntech Power Holdings Co., Ltd.ADR* (Electrical Components & Equipment)	141,680	266,358
Taiwan Semiconductor Manufacturing Co., Ltd.ADR* (Semiconductors)	146,608	2,046,648
Tata Motors, Ltd.ADR (Auto Manufacturers)	47,696	1,047,404
Trina Solar, Ltd.ADR* (Energy-Alternate Sources)	50,160	319,018
Yingli Green Energy Holding Co., Ltd.ADR* (Electrical Components & Equipment)	111,760	310,693
TOTAL COMMON STOCKS (Cost $20,199,138)		35,087,772
TOTAL INVESTMENT SECURITIES (Cost $20,199,138)—99.8%		35,087,772
Net other assets (liabilities)—0.2%		75,215
NET ASSETS—100.0%		$35,162,987

*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Asia 30 invested in the following industries as of June 30, 2012:

	Value	% of Net Assets
Advertising	$1,206,684	3.4%
Auto Manufacturers	1,047,404	3.0%
Banks	2,638,479	7.5%
Commercial Services	1,138,368	3.2%
Computers	1,276,820	3.6%
Electrical Components & Equipment	577,051	1.6%
Electronics	1,344,716	3.8%
Energy-Alternate Sources	668,959	1.9%
Healthcare-Products	1,386,070	3.9%
Insurance	1,654,157	4.7%
Internet	3,681,816	10.5%
Iron/Steel	1,797,995	5.1%
Lodging	3,132,667	8.9%
Mining	2,586,031	7.4%
Oil & Gas	3,968,295	11.4%
Semiconductors	2,046,648	5.8%
Telecommunications	4,935,612	14.1%
Other**	75,215	0.2%
Total	$35,162,987	100.0%

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Asia 30 :: 87

ProFund VP Asia 30 invested in securities with exposure to the following countries as of June 30, 2012:

	Value	% of Net Assets
Australia	$1,896,312	5.4%
China	15,118,914	43.0%
Hong Kong	5,370,322	15.3%
India	5,652,422	16.1%
South Korea	4,448,458	12.6%
Taiwan	2,601,344	7.4%
Other**	75,215	0.2%
Total	$35,162,987	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

88 :: ProFund VP Asia 30 :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2012

ASSETS:
Total Investment Securities, at cost	$20,199,138
Securities, at value	35,087,772
Total Investment Securities, at value	35,087,772
Dividends receivable	119,788
Receivable for capital shares issued	177,948
Prepaid expenses	934
TOTAL ASSETS	35,386,442
LIABILITIES:
Cash overdraft	121,968
Payable for capital shares redeemed	3,647
Payable for investments purchased	3,769
Advisory fees payable	15,788
Management services fees payable	2,105
Administration fees payable	1,327
Administrative services fees payable	14,022
Distribution fees payable	16,337
Transfer agency fees payable	4,940
Fund accounting fees payable	3,110
Compliance services fees payable	394
Other accrued expenses	36,048
TOTAL LIABILITIES	223,455
NET ASSETS	$35,162,987
NET ASSETS CONSIST OF:
Capital	$32,716,316
Accumulated net investment income (loss)	(22,181)
Accumulated net realized gains (losses) on investments	(12,419,782)
Net unrealized appreciation (depreciation) on investments	14,888,634
NET ASSETS	$35,162,987
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	822,240
Net Asset Value (offering and redemption price per share)	$42.76

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2012

INVESTMENT INCOME:
Dividends	$399,112
Interest	27
Foreign tax withholding	(59,704)
TOTAL INVESTMENT INCOME	339,435
EXPENSES:
Advisory fees	161,436
Management services fees	21,524
Administration fees	9,938
Transfer agency fees	15,845
Administrative services fees	52,665
Distribution fees	53,812
Custody fees	26,379
Fund accounting fees	21,598
Trustee fees	508
Compliance services fees	268
Printing fees	24,876
Other fees	14,617
Total Gross Expenses before reductions	403,466
Less Expenses reduced by the Advisor	(41,850)
TOTAL NET EXPENSES	361,616
NET INVESTMENT INCOME (LOSS)	(22,181)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(1,111,033)
Change in net unrealized appreciation/depreciation on investments	1,324,375
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	213,342
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$191,161

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Asia 30 :: 89

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(22,181)	$(210,772)
Net realized gains (losses) on investments	(1,111,033)	1,839,670
Change in net unrealized appreciation/depreciation on investments	1,324,375	(20,835,022)
Change in net assets resulting from operations	191,161	(19,206,124)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(26,280)
Net realized gains on investments	—	(4,423,387)
Change in net assets resulting from distributions	—	(4,449,667)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	35,155,332	60,163,280
Dividends reinvested	—	4,449,667
Value of shares redeemed	(39,704,578)	(100,759,808)
Change in net assets resulting from capital transactions	(4,549,246)	(36,146,861)
Change in net assets	(4,358,085)	(59,802,652)
NET ASSETS:
Beginning of period	39,521,072	99,323,724
End of period	$35,162,987	$39,521,072
Accumulated net investment income (loss)	$(22,181)	$—
SHARE TRANSACTIONS:
Issued	750,165	1,123,107
Reinvested	—	74,397
Redeemed	(864,636)	(1,885,747)
Change in shares	(114,471)	(688,243)

See accompanying notes to the financial statements.

90 :: ProFund VP Asia 30 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2012 (unaudited)		Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$42.19		$61.12	$53.70	$39.35	$90.97	$61.61

Investment Activities:
Net investment income (loss)(a)	(0.02)		(0.17)	0.02	0.04	0.52	0.32
Net realized and unrealized gains (losses) on investments	0.59		(15.32)	7.44	21.02	(44.39)	29.10
Total income (loss) from investment activities	0.57		(15.49)	7.46	21.06	(43.87)	29.42

Distributions to Shareholders From:
Net investment income	—		(0.02)	(0.04)	(0.47)	(0.58)	(0.06)
Net realized gains on investments	—		(3.42)	—	(6.24)	(7.17)	—
Total distributions	—		(3.44)	(0.04)	(6.71)	(7.75)	(0.06)

Net Asset Value, End of Period	$42.76		$42.19	$61.12	$53.70	$39.35	$90.97

Total Return	1.37	%(b)	(27.00)%	13.91%	54.20%	(50.82)%	47.74%

Ratios to Average Net Assets:
Gross expenses(c)	1.87%		1.78%	1.74%	1.78%	1.69%	1.65%
Net expenses(c)	1.68%		1.68%	1.68%	1.67%	1.63%	1.60%
Net investment income (loss)(c)	(0.10)%		(0.31)%	0.03%	0.08%	0.76%	0.42%

Supplemental Data:
Net assets, end of period (000’s)	$35,163		$39,521	$99,324	$116,848	$57,071	$257,274
Portfolio turnover rate(d)	60	%(b)	50%	158%	191%	177%	214%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Europe 30 ::	91

Investment Objective: The ProFund VP Europe 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2012

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
HSBC Holdings PLC	5.6%
Vodafone Group PLC	5.2%
Royal Dutch Shell PLC—Class A	5.0%
Anheuser-Busch InBev N.V.	4.7%
SAP AG	4.6%

ProFunds Europe 30 Index — Composition

Industry Breakdown	% of Index
Consumer Non-Cyclical	27%
Energy	19%
Technology	12%
Financial	12%
Communications	12%
Other	18%

Country Breakdown
United Kingdom	40%
Netherlands	16%
Germany	8%
France	7%
Ireland	6%
Other	23%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.6%)

	Shares	Value
Anheuser-Busch InBev N.V.ADR (Beverages)	12,364	$984,793
ArcelorMittalNYS (Iron/Steel)	22,761	347,560
ARM Holdings PLCADR (Semiconductors)	32,034	762,089
ASML Holding N.V.NYS (Semiconductors)	17,984	924,737
AstraZeneca PLCADR (Pharmaceuticals)	13,207	591,013
Banco Santander S.A.ADR (Banks)	84,862	556,695
Barclays PLCADR (Banks)	43,555	448,617
BHP Billiton PLCADR (Mining)	15,455	883,871
BP PLCADR (Oil & Gas)	21,075	854,381
Diageo PLCADR (Beverages)	7,868	810,955
Elan Corp. PLCADR* (Pharmaceuticals)	41,588	606,769
Eni SpAADR (Oil & Gas)	15,455	657,147
GlaxoSmithKline PLCADR (Pharmaceuticals)	16,298	742,700
HSBC Holdings PLCADR (Banks)	26,695	1,178,050
ING Groep N.V.ADR* (Insurance)	37,654	251,529
Koninklijke Phillips Electronics N.V.NYS (Electronics)	21,637	425,600
Nokia, Corp.ADR (Telecommunications)	68,283	141,346
Rio Tinto PLCADR (Mining)	17,703	846,380
Royal Dutch Shell PLC—Class AADR (Oil & Gas)	15,736	1,061,078
Sanofi-AventisADR (Pharmaceuticals)	19,108	721,900
SAP AGADR (Software)	16,298	967,449
Shire Pharmaceuticals Group PLCADR (Pharmaceuticals)	6,463	558,339
Siemens AGADR (Miscellaneous Manufacturing)	8,992	755,957
Statoil ASAADR (Oil & Gas)	28,381	677,171
Telefonaktiebolaget LM EricssonADR (Telecommunications)	65,754	600,334
Telefonica S.A.ADR (Telecommunications)	42,993	563,208
Tenaris S.A.ADR (Metal Fabricate/Hardware)	14,893	520,808
Total S.A.ADR (Oil & Gas)	16,860	757,857
Unilever N.V.NYS (Food)	21,075	702,851
Vodafone Group PLCADR (Telecommunications)	38,778	1,092,764
TOTAL COMMON STOCKS (Cost $15,716,480)		20,993,948

Repurchase Agreements(a) (0.4%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.09%—0.10%, dated 6/29/12, due 7/2/12, total to be received $91,001	$91,000	$91,000
TOTAL REPURCHASE AGREEMENTS (Cost $91,000)		91,000
TOTAL INVESTMENT SECURITIES (Cost $15,807,480)—100.0%		21,084,948
Net other assets (liabilities)—NM		(1,839)
NET ASSETS—100.0%		$21,083,109

*                      Non-income producing security

(a)               The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR         American Depositary Receipt

NYS          New York Shares

NM        Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

92	:: ProFund VP Europe 30 :: Financial Statements

ProFund VP Europe 30 invested in the following industries as of June 30, 2012:

	Value	% of Net Assets
Banks	$2,183,362	10.4%
Beverages	1,795,748	8.5%
Electronics	425,600	2.0%
Food	702,851	3.3%
Insurance	251,529	1.2%
Iron/Steel	347,560	1.6%
Metal Fabricate/Hardware	520,808	2.5%
Mining	1,730,251	8.2%
Miscellaneous Manufacturing	755,957	3.6%
Oil & Gas	4,007,634	19.0%
Pharmaceuticals	3,220,721	15.3%
Semiconductors	1,686,826	8.0%
Software	967,449	4.6%
Telecommunications	2,397,652	11.4%
Other**	89,161	0.4%
Total	$21,083,109	100.0%

ProFund VP Europe 30 invested in securities with exposure to the following countries as of June 30, 2012:

	Value	% of Net Assets
Belgium	$984,793	4.7%
Finland	141,346	0.7%
France	1,479,757	7.0%
Germany	1,723,406	8.2%
Ireland	1,165,108	5.6%
Italy	657,147	3.1%
Luxembourg	868,368	4.2%
Netherlands	3,365,795	15.9%
Norway	677,171	3.2%
Spain	1,119,903	5.3%
Sweden	600,334	2.8%
United Kingdom	8,210,820	38.9%
Other**	89,161	0.4%
Total	$21,083,109	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Europe 30 ::	93

Statement of Assets and Liabilities (unaudited)
June 30, 2012

ASSETS:
Total Investment Securities, at cost	$15,807,480
Securities, at value	20,993,948
Repurchase agreements, at value	91,000
Total Investment Securities, at value	21,084,948
Cash	356
Dividends and interest receivable	70,305
Receivable for capital shares issued	12
Receivable for investments sold	74,701
Prepaid expenses	560
TOTAL ASSETS	21,230,882
LIABILITIES:
Payable for capital shares redeemed	76,431
Advisory fees payable	10,530
Management services fees payable	1,404
Administration fees payable	768
Administrative services fees payable	8,378
Distribution fees payable	8,668
Transfer agency fees payable	2,680
Fund accounting fees payable	1,800
Compliance services fees payable	232
Other accrued expenses	36,882
TOTAL LIABILITIES	147,773
NET ASSETS	$21,083,109
NET ASSETS CONSIST OF:
Capital	$31,183,422
Accumulated net investment income (loss)	1,159,958
Accumulated net realized gains (losses) on investments	(16,537,739)
Net unrealized appreciation (depreciation) on investments	5,277,468
NET ASSETS	$21,083,109
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,104,086
Net Asset Value (offering and redemption price per share)	$19.10

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2012

INVESTMENT INCOME:
Dividends	$626,568
Interest	157
Foreign tax withholding	(73,440)
TOTAL INVESTMENT INCOME	553,285
EXPENSES:
Advisory fees	91,186
Management services fees	12,158
Administration fees	6,016
Transfer agency fees	9,586
Administrative services fees	32,224
Distribution fees	30,395
Custody fees	4,169
Fund accounting fees	13,107
Trustee fees	311
Compliance services fees	175
Printing fees	13,551
Other fees	10,186
Total Gross Expenses before reductions	223,064
Less Expenses reduced by the Advisor	(18,808)
TOTAL NET EXPENSES	204,256
NET INVESTMENT INCOME (LOSS)	349,029
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(620,542)
Net realized gains (losses) on futures contracts	154,198
Change in net unrealized appreciation/depreciation on investments	(130,055)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(596,399)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(247,370)

See accompanying notes to the financial statements.

94	:: ProFund VP Europe 30 :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$349,029	$810,929
Net realized gains (losses) on investments	(466,344)	(1,280,841)
Change in net unrealized appreciation/depreciation on investments	(130,055)	(4,610,972)
Change in net assets resulting from operations	(247,370)	(5,080,884)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(429,485)
Change in net assets resulting from distributions	—	(429,485)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	15,135,379	64,478,773
Dividends reinvested	—	429,485
Value of shares redeemed	(15,898,132)	(85,574,908)
Change in net assets resulting from capital transactions	(762,753)	(20,666,650)
Change in net assets	(1,010,123)	(26,177,019)
NET ASSETS:
Beginning of period	22,093,232	48,270,251
End of period	$21,083,109	$22,093,232
Accumulated net investment income (loss)	$1,159,958	$810,929
SHARE TRANSACTIONS:
Issued	757,313	2,939,049
Reinvested	—	18,804
Redeemed	(803,600)	(4,076,424)
Change in shares	(46,287)	(1,118,571)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Europe 30 ::	95

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2012 (unaudited)		Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$19.21		$21.27	$21.06	$16.32	$35.53	$31.99

Investment Activities:
Net investment income (loss)(a)	0.28		0.43	0.19	0.27	0.60	0.31
Net realized and unrealized gains (losses) on investments	(0.39)		(2.29)	0.35	4.99	(14.76)	4.33
Total income (loss) from investment activities	(0.11)		(1.86)	0.54	5.26	(14.16)	4.64

Distributions to Shareholders From:
Net investment income	—		(0.20)	(0.33)	(0.52)	(0.63)	(0.78)
Net realized gains on investments	—		—	—	—	(4.42)	(0.32)
Total distributions	—		(0.20)	(0.33)	(0.52)	(5.05)	(1.10)

Net Asset Value, End of Period	$19.10		$19.21	$21.27	$21.06	$16.32	$35.53

Total Return	(0.57	)%(b)	(8.88)%	2.63%	32.30%	(44.00)%	14.58%

Ratios to Average Net Assets:
Gross expenses(c)	1.83%		1.79%	1.71%	1.78%	1.70%	1.66%
Net expenses(c)	1.68%		1.68%	1.68%	1.67%	1.63%	1.61%
Net investment income (loss)(c)	2.87%		1.98%	0.95%	1.48%	2.12%	0.88%

Supplemental Data:
Net assets, end of period (000’s)	$21,083		$22,093	$48,270	$62,615	$31,407	$131,721
Portfolio turnover rate(d)	55	%(b)	116%	180%	150%	160%	280%

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)             Not annualized for periods less than one year.

(c)              Annualized for periods less than one year.

(d)             Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

96	:: ProFund VP International :: Financial Statements

Investment Objective: The ProFund VP International seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2012

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The ProFund VP International primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index — Composition

Industry Breakdown	% of Index
Financials	23%
Industrials	12%
Consumer Staples	12%
Consumer Discretionary	11%
Materials	10%
Other	32%

Country Breakdown
United Kingdom	23%
Japan	22%
France	9%
Australia	9%
Switzerland	9%
Other	28%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (96.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.09%—0.10%, dated 6/29/12, due 7/2/12, total to be received $3,855,030	$3,855,000	$3,855,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,855,000)		3,855,000
TOTAL INVESTMENT SECURITIES (Cost $3,855,000)—96.0%		3,855,000
Net other assets (liabilities)—4.0%		159,961
NET ASSETS—100.0%		$4,014,961

(a)               A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2012, the aggregate amount held in a segregated account was $732,000.

(b)              The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE Index	$2,609,614	$96,423
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index	1,401,165	51,735
		$148,158

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP International ::	97

Statement of Assets and Liabilities (unaudited)
June 30, 2012

ASSETS:
Total Investment Securities, at cost	$3,855,000
Repurchase agreements, at value	3,855,000
Total Investment Securities, at value	3,855,000
Cash	338
Segregated cash balances with custodian	50
Interest receivable	20
Unrealized gain on swap agreements	148,158
Receivable for capital shares issued	26,309
Prepaid expenses	143
TOTAL ASSETS	4,030,018
LIABILITIES:
Payable for capital shares redeemed	226
Advisory fees payable	1,855
Management services fees payable	247
Administration fees payable	143
Administrative services fees payable	2,861
Distribution fees payable	3,101
Transfer agency fees payable	565
Fund accounting fees payable	334
Compliance services fees payable	50
Other accrued expenses	5,675
TOTAL LIABILITIES	15,057
NET ASSETS	$4,014,961
NET ASSETS CONSIST OF:
Capital	$7,226,281
Accumulated net investment income (loss)	(44,947)
Accumulated net realized gains (losses) on investments	(3,314,531)
Net unrealized appreciation (depreciation) on investments	148,158
NET ASSETS	$4,014,961
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	211,176
Net Asset Value (offering and redemption price per share)	$19.01

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2012

INVESTMENT INCOME:
Interest	$2,376
EXPENSES:
Advisory fees	21,126
Management services fees	2,817
Administration fees	1,263
Transfer agency fees	2,008
Administrative services fees	6,225
Distribution fees	7,042
Custody fees	3,791
Fund accounting fees	2,722
Trustee fees	67
Compliance services fees	34
Printing fees	2,801
Other fees	1,911
Total Gross Expenses before reductions	51,807
Less Expenses reduced by the Advisor	(4,484)
TOTAL NET EXPENSES	47,323
NET INVESTMENT INCOME (LOSS)	(44,947)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(46,970)
Change in net unrealized appreciation/depreciation on investments	132,216
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	85,246
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$40,299

See accompanying notes to the financial statements.

98	:: ProFund VP International :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(44,947)	$(225,597)
Net realized gains (losses) on investments	(46,970)	(2,141,852)
Change in net unrealized appreciation/depreciation on investments	132,216	(213,262)
Change in net assets resulting from operations	40,299	(2,580,711)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	3,689,841	20,377,893
Value of shares redeemed	(5,400,893)	(32,519,041)
Change in net assets resulting from capital transactions	(1,711,052)	(12,141,148)
Change in net assets	(1,670,753)	(14,721,859)
NET ASSETS:
Beginning of period	5,685,714	20,407,573
End of period	$4,014,961	$5,685,714
Accumulated net investment income (loss)	$(44,947)	$—
SHARE TRANSACTIONS:
Issued	185,336	931,031
Redeemed	(279,278)	(1,563,689)
Change in shares	(93,942)	(632,658)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP International ::	99

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2012 (unaudited)		Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Period Aug. 31, 2007 through Dec. 31, 2007(a)
Net Asset Value, Beginning of Period	$18.63		$21.76	$21.05	$16.89	$30.68	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.16)		(0.35)	(0.32)	(0.32)	0.04	0.30
Net realized and unrealized gains (losses) on investments	0.54		(2.78)	1.89	4.38	(13.60)	0.38
Total income (loss) from investment activities	0.38		(3.13)	1.57	4.06	(13.56)	0.68
Capital Transactions:	—		—	—	0.10 (c)	—	—

Distributions to Shareholders From:
Net investment income	—		—	—	— (d)	(0.23)	—
Net realized gains on investments	—		—	(0.86)	—	—	—
Total distributions	—		—	(0.86)	— (d)	(0.23)	—

Net Asset Value, End of Period	$19.01		$18.63	$21.76	$21.05	$16.89	$30.68

Total Return	1.99	%(e)	(14.34)%	7.80%	24.65%	(44.40)%	2.27	%(e)

Ratios to Average Net Assets:
Gross expenses(f)	1.84%		1.74%	1.70%	1.69%	1.87%	1.76%
Net expenses(f)	1.68%		1.65%	1.68%	1.68%	1.63%	1.63%
Net investment income (loss)(f)	(1.60)%		(1.61)%	(1.58)%	(1.62)%	0.19%	2.95%

Supplemental Data:
Net assets, end of period (000’s)	$4,015		$5,686	$20,408	$13,159	$1,018	$483
Portfolio turnover rate(g)	—		—	—	—	—	—

(a)              Period from commencement of operations.

(b)             Per share net investment income (loss) has been calculated using the average daily shares method.

(c)              The amount includes a voluntary capital contribution from the Advisor in connection with an investment valuation adjustment. The contribution represented $0.10 to the net asset value and 0.66% to the total return. Without this contribution, the net asset value and total return would be lower.

(d)             Amount is less than $0.005.

(e)              Not annualized for periods less than one year.

(f)                Annualized for periods less than one year.

(g)             Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

100	:: ProFund VP Emerging Markets :: Financial Statements

Investment Objective: The ProFund VP Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Bank of New York Mellon Emerging Markets 50 ADR Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2012

Market Exposure

Investment Type	% of Net Assets
Equity Securities	84%
Swap Agreements	16%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	6.8%
China Mobile, Ltd.	5.7%
America Movil S.A.B. de C.V.	4.7%
Vale S.A.	4.0%
Petroleo Brasileiro S.A.	3.9%

Bank of New York Mellon Emerging Markets 50 ADR Index — Composition

Industry Breakdown	% of Index
Communications	23%
Basic Materials	20%
Energy	18%
Financial	16%
Technology	12%
Other	11%

Country Breakdown
Brazil	35%
China	21%
Taiwan	11%
Mexico	10%
South Korea	7%
Other	16%

Schedule of Portfolio Investments (unaudited)

Common Stocks (64.0%)

	Shares	Value
Advanced Semiconductor Engineering, Inc.—Series EADR (Semiconductors)	17,056	$69,418
America Movil S.A.B. de C.V.ADR (Telecommunications)	28,864	752,196
AngloGold Ashanti, Ltd.ADR (Mining)	6,068	208,375
Baidu, Inc.ADR* (Internet)	2,132	245,137
Bancolombia S.A.ADR (Banks)	1,312	81,134
BRF-Brazil Foods S.A.ADR (Food)	10,496	159,434
Cemex S.A.B. de C.V.ADR* (Building Materials)	16,728	112,579
China Life Insurance Co., Ltd.ADR (Insurance)	7,872	310,865
China Mobile, Ltd.ADR (Telecommunications)	16,564	905,554
China Petroleum and Chemical Corp.ADR (Oil & Gas)	2,624	234,035
China Telecom Corp., Ltd.ADR (Telecommunications)	2,132	93,851
China Unicom, Ltd.ADR (Telecommunications)	7,544	94,677
Chunghwa Telecom Co., Ltd.ADR (Telecommunications)	6,068	190,717
CNOOC, Ltd.ADR (Oil & Gas)	2,460	495,075
Companhia de Bebidas das Americas (AmBev)ADR (Beverages)	3,772	117,347
Companhia Siderurgica Nacional S.A. (CSN)ADR (Iron/Steel)	12,464	70,671
Compania de Minas Buenaventura S.A.ADR (Mining)	2,952	112,117
Ecopetrol S.A.ADR (Oil & Gas)	3,280	182,991
Empresa Nacional de Electricidad S.A. (Endesa-Chile)ADR (Electric)	1,804	92,058
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA)ADR (Beverages)	2,952	263,466
Gold Fields, Ltd.ADR (Mining)	11,480	147,059
Grupo Televisa S.A.ADR (Media)	8,856	190,227
HDFC Bank, Ltd.ADR (Banks)	6,068	197,817
ICICI Bank, Ltd.ADR (Banks)	4,428	143,511
Infosys Technologies, Ltd.ADR (Computers)	7,544	339,933
KB Financial Group, Inc.ADR (Diversified Financial Services)	5,740	187,641
Korea Electric Power Corp.ADR* (Electric)	8,364	93,510
Mobile TeleSystemsADR* (Telecommunications)	8,200	141,040
PetroChina Co., Ltd.ADR (Oil & Gas)	3,280	423,579
Petroleo Brasileiro S.A.ADR (Oil & Gas)	26,076	489,447
Philippine Long Distance Telephone Co.ADR (Telecommunications)	1,312	83,443
POSCOADR (Iron/Steel)	4,264	342,996
PT Telekomunikasi IndonesiaADR (Telecommunications)	3,936	137,091
Sasol, Ltd.ADR (Oil & Gas)	7,872	334,166
Shinhan Financial Group Co., Ltd.ADR (Diversified Financial Services)	3,444	244,455
Sociedad Quimica y Minera de Chile S.A.ADR (Chemicals)	1,476	82,169
Taiwan Semiconductor Manufacturing Co., Ltd.ADR* (Semiconductors)	77,244	1,078,326
Tim Participacoes S.A.ADR (Telecommunications)	2,952	81,062
Ultrapar Participacoes S.A.ADR (Chemicals)	6,560	148,781
United Microelectronics Corp.ADR (Semiconductors)	39,524	85,767
Vale S.A.ADR (Mining)	20,664	410,180
TOTAL COMMON STOCKS (Cost $9,581,493)		10,173,897

Preferred Stocks (19.7%)

Banco Bradesco S.A.ADR (Banks)	30,340	451,156
Companhia Brasileira de Distribuicao Grupo Pao de AcucarADR (Food)	2,296	91,817
Companhia de Bebidas das Americas (AmBev)ADR (Beverages)	12,628	484,031
Companhia Energetica de Minas Gerais (CEMIG)ADR (Electric)	7,544	138,961
Gerdau S.A.ADR (Iron/Steel)	14,104	123,551

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Emerging Markets ::	101

Preferred Stocks, continued

	Shares	Value
Itau Unibanco Holding S.A.ADR (Banks)	35,424	$493,102
Petroleo Brasileiro S.A.ADR (Oil & Gas)	33,784	612,842
Telefonica Brasil S.A.ADR (Telecommunications)	4,592	113,606
Vale S.A.ADR (Mining)	32,308	630,329
TOTAL PREFERRED STOCKS (Cost $3,471,520)		3,139,395

Repurchase Agreements(a)(b) (15.7%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.09%—0.10%, dated 6/29/12, due 7/2/12, total to be received $2,489,019	$2,489,000	$2,489,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,489,000)		2,489,000
TOTAL INVESTMENT SECURITIES (Cost $15,542,013)—99.4%		15,802,292
Net other assets (liabilities)—0.6%		89,917
NET ASSETS—100.0%		$15,892,209

*                      Non-income producing security

(a)               A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2012, the aggregate amount held in a segregated account was $673,000.

(b)              The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR         American Depositary Receipt

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	$1,776,882	$65,080
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	811,194	29,092
		$94,172

ProFund VP Emerging Markets invested in the following industries as of June 30, 2012:

	Value	% of Net Assets
Banks	$1,366,720	8.6%
Beverages	864,844	5.4%
Building Materials	112,579	0.7%
Chemicals	230,950	1.5%
Computers	339,933	2.1%
Diversified Financial Services	432,096	2.7%
Electric	324,529	2.0%
Food	251,251	1.6%
Insurance	310,865	2.0%
Internet	245,137	1.5%
Iron/Steel	537,218	3.4%
Media	190,227	1.2%
Mining	1,508,060	9.5%
Oil & Gas	2,772,135	17.4%
Semiconductors	1,233,511	7.8%
Telecommunications	2,593,237	16.3%
Other**	2,578,917	16.2%
Total	$15,892,209	100.0%

ProFund VP Emerging Markets invested in securities with exposure to the following countries as of June 30, 2012:

	Value	% of Net Assets
Brazil	$4,616,317	28.9%
Chile	174,227	1.1%
China	2,802,773	17.7%
Colombia	264,125	1.7%
India	681,261	4.3%
Indonesia	137,091	0.9%
Mexico	1,318,468	8.3%
Peru	112,117	0.7%
Philippines	83,443	0.5%
Russia	141,040	0.9%
South Africa	689,600	4.3%
South Korea	868,602	5.5%
Taiwan	1,424,228	8.9%
Other**	2,578,917	16.3%
Total	$15,892,209	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

102	:: ProFund VP Emerging Markets :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2012

ASSETS:
Total Investment Securities, at cost	$15,542,013
Securities, at value	13,313,292
Repurchase agreements, at value	2,489,000
Total Investment Securities, at value	15,802,292
Cash	1,837
Dividends and interest receivable	51,380
Unrealized gain on swap agreements	94,172
Receivable for capital shares issued	3,706
Receivable for investments sold	243,501
Prepaid expenses	460
TOTAL ASSETS	16,197,348
LIABILITIES:
Payable for capital shares redeemed	252,112
Advisory fees payable	7,911
Management services fees payable	1,055
Administration fees payable	585
Administrative services fees payable	11,231
Distribution fees payable	11,568
Transfer agency fees payable	2,202
Fund accounting fees payable	1,372
Compliance services fees payable	188
Other accrued expenses	16,915
TOTAL LIABILITIES	305,139
NET ASSETS	$15,892,209
NET ASSETS CONSIST OF:
Capital	$20,722,152
Accumulated net investment income (loss)	72,753
Accumulated net realized gains (losses) on investments	(5,257,147)
Net unrealized appreciation (depreciation) on investments	354,451
NET ASSETS	$15,892,209
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	668,160
Net Asset Value (offering and redemption price per share)	$23.79

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2012

INVESTMENT INCOME:
Dividends	$270,819
Interest	1,107
Foreign tax withholding	(33,349)
TOTAL INVESTMENT INCOME	238,577
EXPENSES:
Advisory fees	74,028
Management services fees	9,870
Administration fees	4,292
Transfer agency fees	6,844
Administrative services fees	23,908
Distribution fees	24,676
Custody fees	4,051
Fund accounting fees	9,366
Trustee fees	220
Compliance services fees	130
Printing fees	9,006
Other fees	10,349
Total Gross Expenses before reductions	176,740
Less Expenses reduced by the Advisor	(10,916)
TOTAL NET EXPENSES	165,824
NET INVESTMENT INCOME (LOSS)	72,753
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(1,214,973)
Net realized gains (losses) on swap agreements	(257,034)
Change in net unrealized appreciation/depreciation on investments	483,956
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(988,051)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(915,298)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Emerging Markets ::	103

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$72,753	$206,621
Net realized gains (losses) on investments	(1,472,007)	(2,616,488)
Change in net unrealized appreciation/depreciation on investments	483,956	(4,240,376)
Change in net assets resulting from operations	(915,298)	(6,650,243)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(206,621)	—
Change in net assets resulting from distributions	(206,621)	—
CAPITAL TRANSACTIONS:
Proceeds from shares issued	23,003,763	44,907,124
Dividends reinvested	206,621	—
Value of shares redeemed	(22,673,623)	(73,614,850)
Change in net assets resulting from capital transactions	536,761	(28,707,726)
Change in net assets	(585,158)	(35,357,969)
NET ASSETS:
Beginning of period	16,477,367	51,835,336
End of period	$15,892,209	$16,477,367
Accumulated net investment income (loss)	$72,753	$206,621
SHARE TRANSACTIONS:
Issued	877,635	1,624,959
Reinvested	8,040	—
Redeemed	(893,800)	(2,656,853)
Change in shares	(8,125)	(1,031,894)

See accompanying notes to the financial statements.

104	:: ProFund VP Emerging Markets :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

								Period
	Six Months Ended							Aug. 31, 2007
	June 30, 2012		Year Ended	Year Ended	Year Ended		Year Ended	through
	(unaudited)		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009		Dec. 31, 2008	Dec. 31, 2007(a)
Net Asset Value, Beginning of Period	$24.36		$30.35	$28.13	$17.34		$35.13	$30.00

Investment Activities:
Net investment income (loss)(b)	0.09		0.21	(0.02)	(0.33)		0.10	0.35
Net realized and unrealized gains (losses) on investments	(0.41)		(6.20)	2.71	11.14		(17.62)	4.78
Total income (loss) from investment activities	(0.32)		(5.99)	2.69	10.81		(17.52)	5.13

Distributions to Shareholders From:
Net investment income	(0.25)		—	—	(0.02)		(0.26)	—
Net realized gains on investments	—		—	(0.47)	—		(0.01)	—
Total distributions	(0.25)		—	(0.47)	(0.02)		(0.27)	—

Net Asset Value, End of Period	$23.79		$24.36	$30.35	$28.13		$17.34	$35.13

Total Return	(1.43	)%(c)	(19.70)%	9.77%	62.36%		(50.09)%	17.07	%(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.79%		1.73%	1.68%	1.70%		1.68%	1.68%
Net expenses(d)	1.68%		1.64%	1.68%	1.68%		1.63%	1.63%
Net investment income (loss)(d)	0.74%		0.73%	(0.08)%	(1.36)%		0.34%	3.09%

Supplemental Data:
Net assets, end of period (000’s)	$15,892		$16,477	$51,835	$34,872		$4,310	$3,325
Portfolio turnover rate(e)	36	%(c)	32%	35%	7	%(f)	—	—

(a)              Period from commencement of operations.

(b)             Per share net investment income (loss) has been calculated using the average daily shares method.

(c)              Not annualized for periods less than one year.

(d)             Annualized for periods less than one year.

(e)              Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(f)                The portfolio turnover rate changed from prior period due to a change in investment strategies that includes the purchase of equity securities.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Japan ::	105

Investment Objective: The ProFund VP Japan seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Nikkei 225 Stock Average.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2012

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The ProFund VP Japan primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average — Composition

% of Index
Industrial	27%
Consumer Cyclical	26%
Consumer Non-Cyclical	17%
Communications	9%
Technology	8%
Financial	6%
Basic Materials	6%
Energy	1%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a) (85.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.09%—0.10%, dated 6/29/12, due 7/2/12, total to be received $4,933,038	$4,933,000	$4,933,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,933,000)		4,933,000
TOTAL INVESTMENT SECURITIES (Cost $4,933,000)—85.3%		4,933,000
Net other assets (liabilities)—14.7%		852,111
NET ASSETS—100.0%		$5,785,111

(a)          The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts expiring 9/14/12 (Underlying notional amount at value $5,784,850)	127	$504,713

See accompanying notes to the financial statements.

106	:: ProFund VP Japan :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2012

ASSETS:
Total Investment Securities, at cost	$4,933,000
Repurchase agreements, at value	4,933,000
Total Investment Securities, at value	4,933,000
Cash	876
Segregated cash balances with brokers	428,038
Interest receivable	25
Receivable for capital shares issued	296,456
Variation margin on futures contracts	151,090
Prepaid expenses	272
TOTAL ASSETS	5,809,757
LIABILITIES:
Payable for capital shares redeemed	144
Advisory fees payable	2,643
Management services fees payable	352
Administration fees payable	203
Administrative services fees payable	3,421
Distribution fees payable	2,986
Transfer agency fees payable	746
Fund accounting fees payable	477
Compliance services fees payable	107
Other accrued expenses	13,567
TOTAL LIABILITIES	24,646
NET ASSETS	$5,785,111
NET ASSETS CONSIST OF:
Capital	$23,171,143
Accumulated net investment income (loss)	(74,145)
Accumulated net realized gains (losses) on investments	(17,816,600)
Net unrealized appreciation (depreciation) on investments	504,713
NET ASSETS	$5,785,111
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	522,009
Net Asset Value (offering and redemption price per share)	$11.08

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2012

INVESTMENT INCOME:
Interest	$3,663
EXPENSES:
Advisory fees	34,736
Management services fees	4,631
Administration fees	2,536
Transfer agency fees	4,038
Administrative services fees	13,861
Distribution fees	11,579
Custody fees	1,726
Fund accounting fees	5,477
Trustee fees	140
Compliance services fees	98
Printing fees	4,725
Other fees	3,818
Total Gross Expenses before reductions	87,365
Less Expenses reduced by the Advisor	(9,557)
TOTAL NET EXPENSES	77,808
NET INVESTMENT INCOME (LOSS)	(74,145)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(588,508)
Change in net unrealized appreciation/depreciation on investments	696,825
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	108,317
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$34,172

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Japan ::	107

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(74,145)	$(153,465)
Net realized gains (losses) on investments	(588,508)	(2,293,881)
Change in net unrealized appreciation/depreciation on investments	696,825	(149,792)
Change in net assets resulting from operations	34,172	(2,597,138)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	17,053,940	40,291,619
Value of shares redeemed	(18,594,197)	(42,387,613)
Change in net assets resulting from capital transactions	(1,540,257)	(2,095,994)
Change in net assets	(1,506,085)	(4,693,132)
NET ASSETS:
Beginning of period	7,291,196	11,984,328
End of period	$5,785,111	$7,291,196
Accumulated net investment income (loss)	$(74,145)	$—
SHARE TRANSACTIONS:
Issued	1,464,241	3,435,680
Redeemed	(1,645,139)	(3,673,984)
Change in shares	(180,898)	(238,304)

See accompanying notes to the financial statements.

108	:: ProFund VP Japan :: Financgial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2012 (unaudited)		Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$10.37		$12.73	$13.62	$12.41	$24.18	$28.59

Investment Activities:
Net investment income (loss)(a)	(0.09)		(0.19)	(0.20)	(0.20)	0.09	0.98
Net realized and unrealized gains (losses) on investments	0.80		(2.17)	(0.69)	1.48	(9.30)	(3.76)
Total income (loss) from investment activities	0.71		(2.36)	(0.89)	1.28	(9.21)	(2.78)

Distributions to Shareholders From:
Net investment income	—		—	—	(0.07)	(2.56)	(1.63)

Net Asset Value, End of Period	$11.08		$10.37	$12.73	$13.62	$12.41	$24.18

Total Return	6.85	%(b)	(18.54)%	(6.53)%	10.33%	(40.84)%	(9.99)%

Ratios to Average Net Assets:
Gross expenses(c)	1.89%		2.00%	1.77%	1.80%	1.72%	1.68%
Net expenses(c)	1.68%		1.68%	1.68%	1.67%	1.63%	1.63%
Net investment income (loss)(c)	(1.60)%		(1.65)%	(1.58)%	(1.59)%	0.46%	3.44%

Supplemental Data:
Net assets, end of period (000’s)	$5,785		$7,291	$11,984	$14,496	$11,393	$25,102
Portfolio turnover rate(d)	—		—	—	—	—	—

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)             Not annualized for periods less than one year.

(c)              Annualized for periods less than one year.

(d)             Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraBull ::	109

Investment Objective: The ProFund VP UltraBull seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the S&P 500.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2012

Market Exposure

Investment Type	% of Net Assets
Equity Securities	48%
Futures Contracts	16%
Swap Agreements	137%
Total Exposure	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	2.1%
Exxon Mobil Corp.	1.6%
Microsoft Corp.	0.9%
International Business Machines Corp.	0.9%
General Electric Co.	0.9%

S&P 500 — Composition

% of Index
Consumer Non-Cyclical	22%
Technology	15%
Financial	15%
Energy	11%
Communications	11%
Industrial	10%
Consumer Cyclical	9%
Utilities	4%
Basic Materials	3%

Schedule of Portfolio Investments (unaudited)

Common Stocks (48.4%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	440	$39,424
Abbott Laboratories (Pharmaceuticals)	1,000	64,470
Abercrombie & Fitch Co.—Class A (Retail)	56	1,912
Accenture PLC—Class A (Computers)	408	24,517
ACE, Ltd. (Insurance)	216	16,012
Adobe Systems, Inc.* (Software)	312	10,099
Advanced Micro Devices, Inc.* (Semiconductors)	376	2,154
Aetna, Inc. (Healthcare-Services)	224	8,684
AFLAC, Inc. (Insurance)	296	12,607
Agilent Technologies, Inc. (Electronics)	224	8,790
AGL Resources, Inc. (Gas)	72	2,790
Air Products & Chemicals, Inc. (Chemicals)	136	10,979
Airgas, Inc. (Chemicals)	48	4,032
Akamai Technologies, Inc.* (Internet)	112	3,556
Alcoa, Inc. (Mining)	680	5,950
Alexion Pharmaceuticals, Inc.* (Biotechnology)	120	11,916
Allegheny Technologies, Inc. (Iron/Steel)	72	2,296
Allergan, Inc. (Pharmaceuticals)	192	17,773
Allstate Corp. (Insurance)	312	10,948
Alpha Natural Resources, Inc.* (Coal)	144	1,254
Altera Corp. (Semiconductors)	208	7,039
Altria Group, Inc. (Agriculture)	1,296	44,777
Amazon.com, Inc.* (Internet)	232	52,977
Ameren Corp. (Electric)	152	5,098
American Electric Power, Inc. (Electric)	304	12,130
American Express Co. (Diversified Financial Services)	640	37,254
American International Group, Inc.* (Insurance)	408	13,093
American Tower Corp. (REIT)	248	17,338
Ameriprise Financial, Inc. (Diversified Financial Services)	136	7,107
AmerisourceBergen Corp. (Pharmaceuticals)	160	6,296
Amgen, Inc. (Biotechnology)	496	36,228
Amphenol Corp.—Class A (Electronics)	104	5,712
Anadarko Petroleum Corp. (Oil & Gas)	320	21,184
Analog Devices, Inc. (Semiconductors)	192	7,233
Aon PLC (Insurance)	208	9,730
Apache Corp. (Oil & Gas)	248	21,797
Apartment Investment and Management Co.—Class A (REIT)	88	2,379
Apollo Group, Inc.—Class A* (Commercial Services)	72	2,606
Apple Computer, Inc.* (Computers)	592	345,728
Applied Materials, Inc. (Semiconductors)	816	9,351
Archer-Daniels-Midland Co. (Agriculture)	416	12,280
Assurant, Inc. (Insurance)	56	1,951
AT&T, Inc. (Telecommunications)	3,728	132,940
Autodesk, Inc.* (Software)	144	5,039
Automatic Data Processing, Inc. (Commercial Services)	312	17,366
AutoNation, Inc.* (Retail)	24	847
AutoZone, Inc.* (Retail)	16	5,875
AvalonBay Communities, Inc. (REIT)	64	9,055
Avery Dennison Corp. (Household Products/Wares)	64	1,750
Avon Products, Inc. (Cosmetics/Personal Care)	272	4,409
Baker Hughes, Inc. (Oil & Gas Services)	280	11,508
Ball Corp. (Packaging & Containers)	96	3,941
Bank of America Corp. (Banks)	6,848	56,017
Bank of New York Mellon Corp. (Banks)	760	16,682
Bard (C.R.), Inc. (Healthcare-Products)	56	6,017
Baxter International, Inc. (Healthcare-Products)	352	18,709
BB&T Corp. (Banks)	448	13,821
Beam, Inc. (Beverages)	104	6,499
Becton, Dickinson & Co. (Healthcare-Products)	128	9,568
Bed Bath & Beyond, Inc.* (Retail)	144	8,899
Bemis Co., Inc. (Packaging & Containers)	64	2,006
Berkshire Hathaway, Inc.—Class B* (Insurance)	1,120	93,330
Best Buy Co., Inc. (Retail)	176	3,689
Big Lots, Inc.* (Retail)	40	1,632
Biogen Idec, Inc.* (Biotechnology)	152	21,946
BlackRock, Inc. (Diversified Financial Services)	80	13,586
BMC Software, Inc.* (Software)	104	4,439
Boeing Co. (Aerospace/Defense)	480	35,664
BorgWarner, Inc.* (Auto Parts & Equipment)	72	4,722
Boston Properties, Inc. (REIT)	96	10,403
Boston Scientific Corp.* (Healthcare-Products)	912	5,171

See accompanying notes to the financial statements.

110	:: ProFund VP UltraBull :: Financial Statements

Common Stocks, continued

	Shares	Value
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,072	$38,538
Broadcom Corp.—Class A (Semiconductors)	312	10,546
Brown-Forman Corp. (Beverages)	64	6,198
C.H. Robinson Worldwide, Inc. (Transportation)	104	6,087
CA, Inc. (Software)	224	6,068
Cablevision Systems Corp. NY—Class A (Media)	136	1,807
Cabot Oil & Gas Corp. (Oil & Gas)	136	5,358
Cameron International Corp.* (Oil & Gas Services)	160	6,834
Campbell Soup Co. (Food)	112	3,739
Capital One Financial Corp. (Banks)	368	20,115
Cardinal Health, Inc. (Pharmaceuticals)	224	9,408
CareFusion Corp.* (Healthcare-Products)	144	3,698
CarMax, Inc.* (Retail)	144	3,735
Carnival Corp.—Class A (Leisure Time)	288	9,870
Caterpillar, Inc. (Machinery-Construction & Mining)	416	35,323
CBRE Group, Inc.—Class A* (Real Estate)	208	3,403
CBS Corp.—Class B (Media)	416	13,636
Celgene Corp.* (Biotechnology)	280	17,965
CenterPoint Energy, Inc. (Gas)	272	5,622
CenturyLink, Inc. (Telecommunications)	392	15,480
Cerner Corp.* (Software)	96	7,935
CF Industries Holdings, Inc. (Chemicals)	40	7,750
Chesapeake Energy Corp. (Oil & Gas)	424	7,886
Chevron Corp. (Oil & Gas)	1,256	132,508
Chipotle Mexican Grill, Inc.* (Retail)	24	9,119
CIGNA Corp. (Healthcare-Services)	184	8,096
Cincinnati Financial Corp. (Insurance)	104	3,959
Cintas Corp. (Textiles)	72	2,780
Cisco Systems, Inc. (Telecommunications)	3,408	58,515
Citigroup, Inc. (Banks)	1,864	51,092
Citrix Systems, Inc.* (Software)	120	10,073
Cliffs Natural Resources, Inc. (Iron/Steel)	88	4,338
Clorox Co. (Household Products/Wares)	80	5,797
CME Group, Inc. (Diversified Financial Services)	40	10,724
CMS Energy Corp. (Electric)	168	3,948
Coach, Inc. (Apparel)	184	10,760
Coca-Cola Co. (Beverages)	1,432	111,968
Coca-Cola Enterprises, Inc. (Beverages)	192	5,384
Cognizant Technology Solutions Corp.* (Computers)	192	11,520
Colgate-Palmolive Co. (Cosmetics/Personal Care)	304	31,646
Comcast Corp.—Class A (Media)	1,712	54,733
Comerica, Inc. (Banks)	128	3,931
Computer Sciences Corp. (Computers)	96	2,383
ConAgra Foods, Inc. (Food)	264	6,845
ConocoPhillips (Oil & Gas)	800	44,704
CONSOL Energy, Inc. (Coal)	144	4,355
Consolidated Edison, Inc. (Electric)	184	11,443
Constellation Brands, Inc.* (Beverages)	104	2,814
Cooper Industries PLC—Class A (Miscellaneous Manufacturing)	104	7,091
Corning, Inc. (Telecommunications)	968	12,516
Costco Wholesale Corp. (Retail)	272	25,840
Coventry Health Care, Inc. (Healthcare-Services)	88	2,798
Covidien PLC (Healthcare-Products)	304	16,264
Crown Castle International Corp.* (Telecommunications)	160	9,386
CSX Corp. (Transportation)	664	14,847
Cummins, Inc. (Machinery-Diversified)	120	11,629
CVS Caremark Corp. (Retail)	816	38,132
D.R. Horton, Inc. (Home Builders)	176	3,235
Danaher Corp. (Miscellaneous Manufacturing)	368	19,165
Darden Restaurants, Inc. (Retail)	80	4,050
DaVita, Inc.* (Healthcare-Services)	56	5,500
Dean Foods Co.* (Food)	120	2,044
Deere & Co. (Machinery-Diversified)	256	20,703
Dell, Inc.* (Computers)	944	11,819
Denbury Resources, Inc.* (Oil & Gas)	248	3,747
DENTSPLY International, Inc. (Healthcare-Products)	88	3,327
Devon Energy Corp. (Oil & Gas)	256	14,845
DeVry, Inc. (Commercial Services)	40	1,239
Diamond Offshore Drilling, Inc. (Oil & Gas)	48	2,838
DIRECTV—Class A* (Media)	416	20,309
Discover Financial Services (Diversified Financial Services)	336	11,619
Discovery Communications, Inc.—Class A* (Media)	160	8,640
Dollar Tree, Inc.* (Retail)	144	7,747
Dominion Resources, Inc. (Electric)	360	19,440
Dover Corp. (Miscellaneous Manufacturing)	120	6,433
Dr. Pepper Snapple Group, Inc. (Beverages)	136	5,950
DTE Energy Co. (Electric)	112	6,645
Duke Energy Corp. (Electric)	848	19,555
Dun & Bradstreet Corp. (Software)	32	2,277
E*TRADE Financial Corp.* (Diversified Financial Services)	160	1,286
E.I. du Pont de Nemours & Co. (Chemicals)	592	29,937
Eastman Chemical Co. (Chemicals)	88	4,433
Eaton Corp. (Miscellaneous Manufacturing)	216	8,560
eBay, Inc.* (Internet)	728	30,583
Ecolab, Inc. (Chemicals)	184	12,609
Edison International (Electric)	208	9,610
Edwards Lifesciences Corp.* (Healthcare-Products)	72	7,438
Electronic Arts, Inc.* (Software)	200	2,470
Eli Lilly & Co. (Pharmaceuticals)	648	27,806
EMC Corp.* (Computers)	1,336	34,242
Emerson Electric Co. (Electrical Components & Equipment)	464	21,613
Entergy Corp. (Electric)	112	7,604
EOG Resources, Inc. (Oil & Gas)	168	15,138
EQT Corp. (Oil & Gas)	96	5,148
Equifax, Inc. (Commercial Services)	80	3,728
Equity Residential (REIT)	192	11,973
Exelon Corp. (Electric)	544	20,465
Expedia, Inc. (Internet)	56	2,692
Expeditors International of Washington, Inc. (Transportation)	136	5,270
Express Scripts Holding Co.* (Pharmaceuticals)	512	28,585
Exxon Mobil Corp. (Oil & Gas)	2,976	254,656
F5 Networks, Inc.* (Internet)	48	4,779
Family Dollar Stores, Inc. (Retail)	72	4,787
Fastenal Co. (Distribution/Wholesale)	184	7,417
Federated Investors, Inc.—Class B (Diversified Financial Services)	56	1,224
FedEx Corp. (Transportation)	200	18,322
Fidelity National Information Services, Inc. (Software)	152	5,180
Fifth Third Bancorp (Banks)	584	7,826
First Horizon National Corp. (Banks)	160	1,387
First Solar, Inc.* (Energy-Alternate Sources)	40	602
FirstEnergy Corp. (Electric)	264	12,986
Fiserv, Inc.* (Software)	88	6,355
FLIR Systems, Inc. (Electronics)	96	1,872
Flowserve Corp. (Machinery-Diversified)	32	3,672
Fluor Corp. (Engineering & Construction)	104	5,131

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraBull ::	111

Common Stocks, continued

	Shares	Value
FMC Corp. (Chemicals)	88	$4,706
FMC Technologies, Inc.* (Oil & Gas Services)	152	5,963
Ford Motor Co. (Auto Manufacturers)	2,424	23,246
Forest Laboratories, Inc.* (Pharmaceuticals)	168	5,878
Fossil, Inc.* (Distribution/Wholesale)	32	2,449
Franklin Resources, Inc. (Diversified Financial Services)	88	9,767
Freeport-McMoRan Copper & Gold, Inc. (Mining)	600	20,442
Frontier Communications Corp. (Telecommunications)	632	2,421
GameStop Corp.—Class A (Retail)	80	1,469
Gannett Co., Inc. (Media)	152	2,239
General Dynamics Corp. (Aerospace/Defense)	232	15,303
General Electric Co. (Miscellaneous Manufacturing)	6,736	140,378
General Mills, Inc. (Food)	408	15,724
Genuine Parts Co. (Distribution/Wholesale)	96	5,784
Genworth Financial, Inc.—Class A* (Insurance)	312	1,766
Gilead Sciences, Inc.* (Biotechnology)	480	24,614
Goodrich Corp. (Aerospace/Defense)	80	10,152
Google, Inc.—Class A* (Internet)	160	92,811
H & R Block, Inc. (Commercial Services)	184	2,940
Halliburton Co. (Oil & Gas Services)	584	16,580
Harley-Davidson, Inc. (Leisure Time)	144	6,585
Harman International Industries, Inc. (Home Furnishings)	48	1,901
Harris Corp. (Telecommunications)	72	3,013
Hartford Financial Services Group, Inc. (Insurance)	280	4,936
Hasbro, Inc. (Toys/Games/Hobbies)	72	2,439
HCP, Inc. (REIT)	264	11,656
Health Care REIT, Inc. (REIT)	136	7,929
Heinz (H.J.) Co. (Food)	200	10,876
Helmerich & Payne, Inc. (Oil & Gas)	72	3,131
Hess Corp. (Oil & Gas)	192	8,342
Hewlett-Packard Co. (Computers)	1,256	25,258
Honeywell International, Inc. (Miscellaneous Manufacturing)	496	27,697
Hormel Foods Corp. (Food)	88	2,677
Hospira, Inc.* (Healthcare-Products)	104	3,638
Host Hotels & Resorts, Inc. (REIT)	456	7,214
Hudson City Bancorp, Inc. (Savings & Loans)	336	2,140
Humana, Inc. (Healthcare-Services)	104	8,054
Huntington Bancshares, Inc. (Banks)	552	3,533
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	304	16,079
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	192	8,099
Integrys Energy Group, Inc. (Electric)	48	2,730
Intel Corp. (Semiconductors)	3,200	85,280
IntercontinentalExchange, Inc.* (Diversified Financial Services)	48	6,527
International Business Machines Corp. (Computers)	736	143,947
International Flavors & Fragrances, Inc. (Chemicals)	48	2,630
International Game Technology (Entertainment)	184	2,898
International Paper Co. (Forest Products & Paper)	280	8,095
Intuit, Inc. (Software)	184	10,920
Intuitive Surgical, Inc.* (Healthcare-Products)	24	13,291
Invesco, Ltd. (Diversified Financial Services)	288	6,509
Iron Mountain, Inc. (Commercial Services)	112	3,692
J.C. Penney Co., Inc. (Retail)	96	2,238
J.P. Morgan Chase & Co. (Banks)	2,424	86,609
Jabil Circuit, Inc. (Electronics)	112	2,277
Jacobs Engineering Group, Inc.* (Engineering & Construction)	80	3,029
JDS Uniphase Corp.* (Telecommunications)	144	1,584
Johnson & Johnson (Healthcare-Products)	1,744	117,825
Johnson Controls, Inc. (Auto Parts & Equipment)	432	11,971
Joy Global, Inc. (Machinery-Construction & Mining)	64	3,631
Juniper Networks, Inc.* (Telecommunications)	336	5,480
Kellogg Co. (Food)	160	7,893
KeyCorp (Banks)	608	4,706
Kimberly-Clark Corp. (Household Products/Wares)	248	20,775
Kimco Realty Corp. (REIT)	256	4,872
Kinder Morgan, Inc. (Pipelines)	320	10,310
KLA-Tencor Corp. (Semiconductors)	104	5,122
Kohls Corp. (Retail)	152	6,914
Kraft Foods, Inc. (Food)	1,128	43,563
Kroger Co. (Food)	360	8,348
L-3 Communications Holdings, Inc. (Aerospace/Defense)	64	4,737
Laboratory Corp. of America Holdings* (Healthcare-Services)	64	5,927
Lam Research Corp.* (Semiconductors)	128	4,831
Legg Mason, Inc. (Diversified Financial Services)	80	2,110
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	88	1,859
Lennar Corp.—Class A (Home Builders)	104	3,215
Leucadia National Corp. (Holding Companies-Diversified)	128	2,723
Lexmark International, Inc.—Class A (Computers)	48	1,276
Life Technologies Corp.* (Biotechnology)	112	5,039
Lincoln National Corp. (Insurance)	184	4,024
Linear Technology Corp. (Semiconductors)	144	4,512
Lockheed Martin Corp. (Aerospace/Defense)	168	14,629
Loews Corp. (Insurance)	192	7,855
Lorillard, Inc. (Agriculture)	80	10,556
Lowe’s Cos., Inc. (Retail)	752	21,387
LSI Logic Corp.* (Semiconductors)	360	2,293
M&T Bank Corp. (Banks)	80	6,606
Macy’s, Inc. (Retail)	264	9,068
Marathon Oil Corp. (Oil & Gas)	448	11,455
Marathon Petroleum Corp. (Oil & Gas)	216	9,703
Marriott International, Inc.—Class A (Lodging)	168	6,596
Marsh & McLennan Cos., Inc. (Insurance)	344	11,087
Masco Corp. (Building Materials)	224	3,107
MasterCard, Inc.—Class A (Commercial Services)	64	27,527
Mattel, Inc. (Toys/Games/Hobbies)	216	7,007
McCormick & Co., Inc. (Food)	88	5,337
McDonald’s Corp. (Retail)	648	57,367
McGraw-Hill Cos., Inc. (Media)	176	7,920
McKesson Corp. (Pharmaceuticals)	152	14,250
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	128	10,305
MeadWestvaco Corp. (Forest Products & Paper)	112	3,220
Medtronic, Inc. (Healthcare-Products)	664	25,717
Merck & Co., Inc. (Pharmaceuticals)	1,936	80,828
MetLife, Inc. (Insurance)	672	20,731
MetroPCS Communications, Inc.* (Telecommunications)	184	1,113
Microchip Technology, Inc. (Semiconductors)	120	3,970
Micron Technology, Inc.* (Semiconductors)	632	3,988

See accompanying notes to the financial statements.

112	:: ProFund VP UltraBull :: Financial Statements

Common Stocks, continued

	Shares	Value
Microsoft Corp. (Software)	4,752	$145,364
Molex, Inc. (Electrical Components & Equipment)	88	2,107
Molson Coors Brewing Co.—Class B (Beverages)	96	3,995
Monsanto Co. (Chemicals)	336	27,814
Monster Beverage Corp.* (Beverages)	104	7,405
Moody’s Corp. (Commercial Services)	128	4,678
Morgan Stanley Dean Witter & Co. (Banks)	968	14,123
Motorola Solutions, Inc. (Telecommunications)	184	8,852
Murphy Oil Corp. (Oil & Gas)	120	6,035
Mylan Laboratories, Inc.* (Pharmaceuticals)	272	5,813
Nabors Industries, Ltd.* (Oil & Gas)	184	2,650
NASDAQ Stock Market, Inc. (Diversified Financial Services)	80	1,814
National Oilwell Varco, Inc. (Oil & Gas Services)	272	17,528
NetApp, Inc.* (Computers)	232	7,382
Netflix, Inc.* (Internet)	32	2,191
Newell Rubbermaid, Inc. (Housewares)	184	3,338
Newfield Exploration Co.* (Oil & Gas)	88	2,579
Newmont Mining Corp. (Mining)	312	15,135
News Corp.—Class A (Media)	1,336	29,779
NextEra Energy, Inc. (Electric)	264	18,166
NIKE, Inc.—Class B (Apparel)	232	20,365
NiSource, Inc. (Gas)	184	4,554
Noble Corp. (Oil & Gas)	160	5,205
Noble Energy, Inc. (Oil & Gas)	112	9,500
Nordstrom, Inc. (Retail)	104	5,168
Norfolk Southern Corp. (Transportation)	208	14,928
Northeast Utilities System (Electric)	200	7,762
Northern Trust Corp. (Banks)	152	6,995
Northrop Grumman Corp. (Aerospace/Defense)	160	10,206
NRG Energy, Inc.* (Electric)	144	2,500
Nucor Corp. (Iron/Steel)	200	7,580
NVIDIA Corp.* (Semiconductors)	392	5,417
NYSE Euronext (Diversified Financial Services)	160	4,093
O’Reilly Automotive, Inc.* (Retail)	80	6,702
Occidental Petroleum Corp. (Oil & Gas)	512	43,914
Omnicom Group, Inc. (Advertising)	176	8,554
ONEOK, Inc. (Pipelines)	136	5,754
Oracle Corp. (Software)	2,464	73,181
Owens-Illinois, Inc.* (Packaging & Containers)	104	1,994
PACCAR, Inc. (Auto Manufacturers)	224	8,779
Pall Corp. (Miscellaneous Manufacturing)	72	3,946
Parker Hannifin Corp. (Miscellaneous Manufacturing)	96	7,380
Patterson Cos., Inc. (Healthcare-Products)	56	1,930
Paychex, Inc. (Commercial Services)	208	6,533
Peabody Energy Corp. (Coal)	176	4,316
People’s United Financial, Inc. (Savings & Loans)	224	2,601
Pepco Holdings, Inc. (Electric)	144	2,818
PepsiCo, Inc. (Beverages)	992	70,095
PerkinElmer, Inc. (Electronics)	72	1,858
Perrigo Co. (Pharmaceuticals)	56	6,604
Pfizer, Inc. (Pharmaceuticals)	4,760	109,480
PG&E Corp. (Electric)	272	12,313
Philip Morris International, Inc. (Agriculture)	1,088	94,939
Phillips 66* (Oil & Gas)	400	13,296
Pinnacle West Capital Corp. (Electric)	72	3,725
Pioneer Natural Resources Co. (Oil & Gas)	80	7,057
Pitney Bowes, Inc. (Office/Business Equipment)	128	1,916
Plum Creek Timber Co., Inc. (Forest Products & Paper)	104	4,129
PNC Financial Services Group (Banks)	336	20,533
PPG Industries, Inc. (Chemicals)	96	10,187
PPL Corp. (Electric)	368	10,234
Praxair, Inc. (Chemicals)	192	20,876
Precision Castparts Corp. (Metal Fabricate/Hardware)	96	15,791
Priceline.com, Inc.* (Internet)	32	21,265
Principal Financial Group, Inc. (Insurance)	192	5,036
Procter & Gamble Co. (Cosmetics/Personal Care)	1,744	106,820
Progress Energy, Inc. (Electric)	192	11,553
Progressive Corp. (Insurance)	384	7,999
Prologis, Inc. (REIT)	296	9,836
Prudential Financial, Inc. (Insurance)	296	14,335
Public Service Enterprise Group, Inc. (Electric)	320	10,400
Public Storage, Inc. (REIT)	88	12,708
PulteGroup, Inc.* (Home Builders)	216	2,311
QEP Resources, Inc. (Oil & Gas)	112	3,357
Qualcomm, Inc. (Telecommunications)	1,088	60,580
Quanta Services, Inc.* (Commercial Services)	136	3,274
Quest Diagnostics, Inc. (Healthcare-Services)	104	6,230
R.R. Donnelley & Sons Co. (Commercial Services)	112	1,318
Ralph Lauren Corp. (Apparel)	40	5,602
Range Resources Corp. (Oil & Gas)	104	6,434
Raytheon Co. (Aerospace/Defense)	208	11,771
Red Hat, Inc.* (Software)	120	6,778
Regions Financial Corp. (Banks)	896	6,048
Republic Services, Inc. (Environmental Control)	200	5,292
Reynolds American, Inc. (Agriculture)	208	9,333
Robert Half International, Inc. (Commercial Services)	88	2,514
Rockwell Automation, Inc. (Machinery-Diversified)	88	5,813
Rockwell Collins, Inc. (Aerospace/Defense)	96	4,738
Roper Industries, Inc. (Machinery-Diversified)	64	6,309
Ross Stores, Inc. (Retail)	144	8,996
Rowan Cos. PLC—Class A* (Oil & Gas)	80	2,586
Ryder System, Inc. (Transportation)	32	1,152
Safeway, Inc. (Food)	152	2,759
SAIC, Inc. (Commercial Services)	176	2,133
Salesforce.com, Inc.* (Software)	88	12,167
SanDisk Corp.* (Computers)	152	5,545
SCANA Corp. (Electric)	72	3,444
Schlumberger, Ltd. (Oil & Gas Services)	848	55,044
Scripps Networks Interactive—Class A (Media)	56	3,184
Seagate Technology PLC (Computers)	232	5,737
Sealed Air Corp. (Packaging & Containers)	120	1,853
Sears Holdings Corp.* (Retail)	24	1,433
Sempra Energy (Gas)	152	10,470
Sherwin-Williams Co. (Chemicals)	56	7,412
Sigma-Aldrich Corp. (Chemicals)	80	5,914
Simon Property Group, Inc. (REIT)	192	29,887
SLM Corp. (Diversified Financial Services)	312	4,901
Snap-on, Inc. (Hand/Machine Tools)	40	2,490
Southern Co. (Electric)	552	25,558
Southwest Airlines Co. (Airlines)	488	4,499
Southwestern Energy Co.* (Oil & Gas)	224	7,152
Spectra Energy Corp. (Pipelines)	416	12,089
Sprint Nextel Corp.* (Telecommunications)	1,904	6,207
St. Jude Medical, Inc. (Healthcare-Products)	200	7,982
Stanley Black & Decker, Inc. (Hand/Machine Tools)	112	7,208
Staples, Inc. (Retail)	440	5,742
Starbucks Corp. (Retail)	480	25,594
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	128	6,789
State Street Corp. (Banks)	312	13,928

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraBull ::	113

Common Stocks, continued

	Shares	Value
Stericycle, Inc.* (Environmental Control)	56	$5,133
Stryker Corp. (Healthcare-Products)	208	11,461
Sunoco, Inc. (Oil & Gas)	64	3,040
SunTrust Banks, Inc. (Banks)	344	8,335
Symantec Corp.* (Internet)	456	6,662
Sysco Corp. (Food)	376	11,209
T. Rowe Price Group, Inc. (Diversified Financial Services)	160	10,074
Target Corp. (Retail)	424	24,673
TE Connectivity, Ltd. (Electronics)	272	8,679
TECO Energy, Inc. (Electric)	136	2,456
Tenet Healthcare Corp.* (Healthcare-Services)	264	1,383
Teradata Corp.* (Computers)	104	7,489
Teradyne, Inc.* (Semiconductors)	120	1,687
Tesoro Petroleum Corp.* (Oil & Gas)	88	2,196
Texas Instruments, Inc. (Semiconductors)	728	20,886
Textron, Inc. (Miscellaneous Manufacturing)	176	4,377
The AES Corp.* (Electric)	408	5,235
The Charles Schwab Corp. (Diversified Financial Services)	688	8,896
The Chubb Corp. (Insurance)	168	12,234
The Dow Chemical Co. (Chemicals)	760	23,940
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	144	7,793
The Gap, Inc. (Retail)	208	5,691
The Goldman Sachs Group, Inc. (Banks)	312	29,908
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	152	1,795
The Hershey Co. (Food)	96	6,915
The Home Depot, Inc. (Retail)	976	51,718
The Interpublic Group of Cos., Inc. (Advertising)	280	3,038
The JM Smucker Co.—Class A (Food)	72	5,437
The Limited, Inc. (Retail)	152	6,465
The Mosaic Co. (Chemicals)	192	10,514
The Travelers Cos., Inc. (Insurance)	248	15,832
The Williams Cos., Inc. (Pipelines)	400	11,528
Thermo Fisher Scientific, Inc. (Electronics)	232	12,043
Tiffany & Co. (Retail)	80	4,236
Time Warner Cable, Inc. (Media)	200	16,420
Time Warner, Inc. (Media)	608	23,408
Titanium Metals Corp. (Mining)	56	633
TJX Cos., Inc. (Retail)	472	20,263
Torchmark Corp. (Insurance)	64	3,235
Total System Services, Inc. (Commercial Services)	104	2,489
TripAdvisor, Inc.* (Internet)	64	2,860
Tyco International, Ltd. (Miscellaneous Manufacturing)	296	15,644
Tyson Foods, Inc.—Class A (Food)	184	3,465
U.S. Bancorp (Banks)	1,208	38,849
Union Pacific Corp. (Transportation)	304	36,270
United Parcel Service, Inc.—Class B (Transportation)	608	47,886
United States Steel Corp. (Iron/Steel)	88	1,813
United Technologies Corp. (Aerospace/Defense)	576	43,505
UnitedHealth Group, Inc. (Healthcare-Services)	656	38,376
UnumProvident Corp. (Insurance)	184	3,520
Urban Outfitters, Inc.* (Retail)	72	1,986
V.F. Corp. (Apparel)	56	7,473
Valero Energy Corp. (Oil & Gas)	352	8,501
Varian Medical Systems, Inc.* (Healthcare-Products)	72	4,375
Ventas, Inc. (REIT)	184	11,614
VeriSign, Inc.* (Internet)	104	4,531
Verizon Communications, Inc. (Telecommunications)	1,808	80,347
Viacom, Inc.—Class B (Media)	336	15,799
Visa, Inc.—Class A (Commercial Services)	320	39,562
Vornado Realty Trust (REIT)	120	10,078
Vulcan Materials Co. (Mining)	80	3,177
W.W. Grainger, Inc. (Distribution/Wholesale)	40	7,650
Wal-Mart Stores, Inc. (Retail)	1,096	76,413
Walgreen Co. (Retail)	552	16,328
Walt Disney Co. (Media)	1,136	55,096
Washington Post Co.—Class B (Media)	8	2,991
Waste Management, Inc. (Environmental Control)	296	9,886
Waters Corp.* (Electronics)	56	4,450
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	80	5,919
WellPoint, Inc. (Healthcare-Services)	208	13,268
Wells Fargo & Co. (Banks)	3,376	112,893
Western Digital Corp.* (Computers)	152	4,633
Western Union Co. (Commercial Services)	392	6,601
Weyerhaeuser Co. (REIT)	344	7,692
Whirlpool Corp. (Home Furnishings)	48	2,936
Whole Foods Market, Inc. (Food)	104	9,913
Windstream Corp. (Telecommunications)	376	3,632
Wisconsin Energy Corp. (Electric)	144	5,698
WPX Energy, Inc.* (Oil & Gas)	128	2,071
Wyndham Worldwide Corp. (Lodging)	96	5,063
Wynn Resorts, Ltd. (Lodging)	48	4,979
Xcel Energy, Inc. (Electric)	312	8,864
Xerox Corp. (Office/Business Equipment)	856	6,737
Xilinx, Inc. (Semiconductors)	168	5,640
XL Group PLC (Insurance)	200	4,208
Xylem, Inc. (Machinery-Diversified)	120	3,020
Yahoo!, Inc.* (Internet)	776	12,284
YUM! Brands, Inc. (Retail)	296	19,068
Zimmer Holdings, Inc. (Healthcare-Products)	112	7,208
Zions Bancorp (Banks)	120	2,330
TOTAL COMMON STOCKS (Cost $5,633,265)		7,826,276

Repurchase Agreements(a)(b) (45.9%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.09%—0.10%, dated 6/29/12, due 7/2/12, total to be received $7,439,058	$7,439,000	$7,439,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,439,000)		7,439,000
TOTAL INVESTMENT SECURITIES (Cost $13,072,265)—94.3%		15,265,276
Net other assets (liabilities)—5.7%		924,702
NET ASSETS—100.0%		$16,189,978

*                 Non-income producing security

(a)          A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2012, the aggregate amount held in a segregated account was $2,773,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

114	:: ProFund VP UltraBull :: Financial Statements

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts expiring 9/24/12 (Underlying notional amount at value $2,577,825)	38	$90,728

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	$12,476,174	$245,114
Equity Index Swap Agreement with UBS AG, based on the S&P 500	9,629,536	215,040
		$460,154

ProFund VP UltraBull invested in the following industries as of June 30, 2012:

	Value	% of Net Assets
Advertising	$11,592	0.1%
Aerospace/Defense	150,705	0.9%
Agriculture	171,885	1.1%
Airlines	4,499	NM
Apparel	44,200	0.3%
Auto Manufacturers	32,025	0.2%
Auto Parts & Equipment	18,488	0.1%
Banks	526,267	3.3%
Beverages	220,308	1.4%
Biotechnology	117,708	0.7%
Building Materials	3,107	NM
Chemicals	183,733	1.1%
Coal	9,925	0.1%
Commercial Services	128,200	0.8%
Computers	631,476	4.0%
Cosmetics/Personal Care	150,668	0.9%
Distribution/Wholesale	23,300	0.1%
Diversified Financial Services	137,491	0.8%
Electric	262,380	1.6%
Electrical Components & Equipment	23,720	0.1%
Electronics	45,681	0.3%
Energy-Alternate Sources	602	NM
Engineering & Construction	8,160	0.1%
Entertainment	2,898	NM
Environmental Control	20,311	0.1%
Food	146,744	0.9%
Forest Products & Paper	15,444	0.1%
Gas	23,436	0.1%
Hand/Machine Tools	9,698	0.1%
Healthcare-Products	263,619	1.6%
Healthcare-Services	98,316	0.6%
Holding Companies-Diversified	2,723	NM
Home Builders	8,761	0.1%
Home Furnishings	4,837	NM
Household Products/Wares	28,322	0.2%
Housewares	3,338	NM
Insurance	278,428	1.7%
Internet	237,191	1.5%
Iron/Steel	16,027	0.1%
Leisure Time	16,455	0.1%
Lodging	23,427	0.1%
Machinery-Construction & Mining	38,954	0.2%
Machinery-Diversified	51,146	0.3%
Media	255,961	1.6%
Metal Fabricate/Hardware	15,791	0.1%
Mining	45,337	0.3%
Miscellaneous Manufacturing	306,132	1.9%
Office/Business Equipment	8,653	0.1%
Oil & Gas	688,013	4.3%
Oil & Gas Services	113,457	0.7%
Packaging & Containers	9,794	0.1%
Pharmaceuticals	431,953	2.7%
Pipelines	39,681	0.2%
REIT	164,634	1.0%
Real Estate	3,403	NM
Retail	495,183	3.1%
Savings & Loans	4,741	NM
Semiconductors	179,949	1.1%
Software	308,345	1.9%
Telecommunications	402,066	2.5%
Textiles	2,780	NM
Toys/Games/Hobbies	9,446	0.1%
Transportation	144,762	0.9%
Other**	8,363,702	51.6%
Total	$16,189,978	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM        Not meaningful, amount is less than 0.05%.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraBull ::	115

Statement of Assets and Liabilities (unaudited)
June 30, 2012

ASSETS:
Total Investment Securities, at cost	$13,072,265
Securities, at value	7,826,276
Repurchase agreements, at value	7,439,000
Total Investment Securities, at value	15,265,276
Cash	739
Segregated cash balances with brokers	159,600
Dividends and interest receivable	10,216
Unrealized gain on swap agreements	460,154
Receivable for capital shares issued	704,569
Variation margin on futures contracts	66,025
Prepaid expenses	410
TOTAL ASSETS	16,666,989

LIABILITIES:
Payable for investments purchased	5,738
Payable for capital shares redeemed	427,943
Advisory fees payable	8,511
Management services fees payable	1,135
Administration fees payable	599
Administrative services fees payable	4,054
Distribution fees payable	8,969
Transfer agency fees payable	2,537
Fund accounting fees payable	1,405
Compliance services fees payable	179
Other accrued expenses	15,941
TOTAL LIABILITIES	477,011
NET ASSETS	$16,189,978

NET ASSETS CONSIST OF:
Capital	$19,227,529
Accumulated net investment income (loss)	(84,161)
Accumulated net realized gains (losses) on investments	(5,697,283)
Net unrealized appreciation (depreciation) on investments	2,743,893
NET ASSETS	$16,189,978

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,328,528
Net Asset Value (offering and redemption price per share)	$12.19

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2012

INVESTMENT INCOME:
Dividends	$83,460
Interest	5,481
TOTAL INVESTMENT INCOME	88,941

EXPENSES:
Advisory fees	77,699
Management services fees	10,360
Administration fees	4,747
Transfer agency fees	7,569
Administrative services fees	21,184
Distribution fees	25,900
Custody fees	4,798
Fund accounting fees	12,038
Trustee fees	231
Compliance services fees	141
Other fees	15,048
Total Gross Expenses before reductions	179,715
Less Expenses reduced by the Advisor	(5,669)
TOTAL NET EXPENSES	174,046
NET INVESTMENT INCOME (LOSS)	(85,105)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	42,560
Net realized gains (losses) on futures contracts	343,921
Net realized gains (losses) on swap agreements	2,429,510
Change in net unrealized appreciation/depreciation on investments	1,284,424
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	4,100,415
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$4,015,310

See accompanying notes to the financial statements.

116	:: ProFund VP UltraBull :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$(85,105)	$(242,874)
Net realized gains (losses) on investments	2,815,991	(1,427,538)
Change in net unrealized appreciation/depreciation on investments	1,284,424	(99,244)
Change in net assets resulting from operations	4,015,310	(1,769,656)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	—	(2,147,543)
Return of capital	—	(151,359)
Change in net assets resulting from distributions	—	(2,298,902)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	351,103,018	938,668,281
Dividends reinvested	—	2,199,952
Value of shares redeemed	(365,644,157)	(932,986,639)
Change in net assets resulting from capital transactions	(14,541,139)	7,881,594
Change in net assets	(10,525,829)	3,813,036

NET ASSETS:
Beginning of period	26,715,807	22,902,771
End of period	$16,189,978	$26,715,807
Accumulated net investment income (loss)	$(84,161)	$944

SHARE TRANSACTIONS:
Issued	28,762,280	83,257,635
Reinvested	—	179,295
Redeemed	(29,999,482)	(82,822,210)
Change in shares	(1,237,202)	614,720

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP UltraBull ::	117

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2012 (unaudited)		Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$10.41		$11.74	$9.61	$6.72	$21.04	$23.84

Investment Activities:
Net investment income (loss)(a)	(0.05)		(0.12)	(0.09)	(0.02)	0.09	0.21
Net realized and unrealized gains (losses) on investments	1.83		(0.31)	2.22	3.01	(14.12)	0.12
Total income (loss) from investment activities	1.78		(0.43)	2.13	2.99	(14.03)	0.33

Distributions to Shareholders From:
Net investment income	—		—	—	(0.10)	(0.29)	(0.18)
Net realized gains on investments	—		(0.84)	—	—	—	(2.95)
Return of capital	—		(0.06)	—	—	—	—
Total distributions	—		(0.90)	—	(0.10)	(0.29)	(3.13)

Net Asset Value, End of Period	$12.19		$10.41	$11.74	$9.61	$6.72	$21.04

Total Return	17.10	%(b)	(4.83)%	22.16%	44.64%	(67.40)%	0.85%

Ratios to Average Net Assets:
Gross expenses(c)	1.73%		1.68%	1.78%	1.78%	1.81%	1.68%
Net expenses(c)	1.68%		1.68%	1.68%	1.66%	1.63%	1.63%
Net investment income (loss)(c)	(0.82)%		(1.01)%	(0.94)%	(0.21)%	0.67%	0.88%

Supplemental Data:
Net assets, end of period (000’s)	$16,190		$26,716	$22,903	$27,373	$52,283	$61,911
Portfolio turnover rate(d)	128	%(b)	3%	1,329%	629%	909%	916%

(a)                   Per share net investment income (loss) has been calculated using the average daily shares method.

(b)                  Not annualized for periods less than one year.

(c)                   Annualized for periods less than one year.

(d)                  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

118 :: ProFund VP UltraMid-Cap :: Financial Statements

Investment Objective: The ProFund VP UltraMid-Cap seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the S&P MidCap 400.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2012

Market Exposure

Investment Type	% of Net Assets
Equity Securities	62%
Futures Contracts	10%
Swap Agreements	127%
Total Exposure	199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Vertex Pharmaceuticals, Inc.	0.7%
Regeneron Pharmaceuticals, Inc.	0.5%
Equinix, Inc.	0.4%
Ametek, Inc.	0.4%
The Macerich Co.	0.4%

S&P MidCap 400 — Composition

% of Index
Financial	22%
Consumer Non-Cyclical	19%
Industrial	18%
Consumer Cyclical	13%
Technology	8%
Utilities	5%
Energy	5%
Communications	5%
Basic Materials	5%

Schedule of Portfolio Investments (unaudited)

Common Stocks (62.0%)

	Shares	Value
Aaron’s, Inc. (Commercial Services)	700	$19,817
ACI Worldwide, Inc.* (Software)	350	15,474
Acuity Brands, Inc. (Electrical Components & Equipment)	420	21,382
Acxiom Corp.* (Software)	700	10,577
ADTRAN, Inc. (Telecommunications)	560	16,906
Advance Auto Parts, Inc. (Retail)	700	47,754
Advent Software, Inc.* (Software)	280	7,591
Aecom Technology Corp.* (Engineering & Construction)	1,050	17,273
Aeropostale, Inc.* (Retail)	770	13,729
Affiliated Managers Group, Inc.* (Diversified Financial Services)	490	53,630
AGCO Corp.* (Machinery-Diversified)	910	41,614
Alaska Air Group, Inc.* (Airlines)	630	22,617
Albemarle Corp. (Chemicals)	840	50,098
Alexander & Baldwin Holdings, Inc.* (Real Estate)	420	22,365
Alexandria Real Estate Equities, Inc. (REIT)	560	40,723
Alleghany Corp.* (Insurance)	140	47,565
Alliance Data Systems Corp.* (Commercial Services)	490	66,150
Alliant Energy Corp. (Electric)	1,050	47,848
Alliant Techsystems, Inc. (Aerospace/Defense)	280	14,160
Allscripts Healthcare Solutions, Inc.* (Software)	1,750	19,128
AMC Networks, Inc.—Class A* (Media)	560	19,908
American Campus Communities, Inc. (REIT)	700	31,486
American Eagle Outfitters, Inc. (Retail)	1,820	35,909
American Financial Group, Inc. (Insurance)	700	27,461
AMERIGROUP Corp.* (Healthcare-Services)	420	27,682
Ametek, Inc. (Electrical Components & Equipment)	1,470	73,368
ANN, Inc.* (Retail)	420	10,706
ANSYS, Inc.* (Software)	840	53,012
AOL, Inc.* (Internet)	840	23,587
Apollo Investment Corp. (Investment Companies)	1,890	14,515
AptarGroup, Inc. (Miscellaneous Manufacturing)	630	32,161
Aqua America, Inc. (Water)	1,260	31,450
Arch Coal, Inc. (Coal)	1,960	13,504
Arrow Electronics, Inc.* (Electronics)	1,050	34,450
Arthur J. Gallagher & Co. (Insurance)	1,050	36,823
Ascena Retail Group, Inc.* (Retail)	1,260	23,461
Ashland, Inc. (Chemicals)	700	48,517
Aspen Insurance Holdings, Ltd. (Insurance)	630	18,207
Associated Banc-Corp. (Banks)	1,610	21,236
Astoria Financial Corp. (Savings & Loans)	770	7,546
Atmel Corp.* (Semiconductors)	4,060	27,202
Atmos Energy Corp. (Gas)	840	29,459
Atwood Oceanics, Inc.* (Oil & Gas)	490	18,542
Avnet, Inc.* (Electronics)	1,330	41,044
Bally Technologies, Inc.* (Entertainment)	420	19,597
BancorpSouth, Inc. (Banks)	770	11,180
Bank of Hawaii Corp. (Banks)	420	19,299
Barnes & Noble, Inc.* (Retail)	350	5,761
BE Aerospace, Inc.* (Aerospace/Defense)	980	42,787
Bill Barrett Corp.* (Oil & Gas)	420	8,996
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	210	21,002
BioMed Realty Trust, Inc. (REIT)	1,400	26,152
Black Hills Corp. (Electric)	420	13,511
Bob Evans Farms, Inc. (Retail)	280	11,256
BRE Properties, Inc.—Class A (REIT)	700	35,014
Brinker International, Inc. (Retail)	700	22,309
Broadridge Financial Solutions, Inc. (Software)	1,120	23,822
Brown & Brown, Inc. (Insurance)	1,050	28,633
Cabot Corp. (Chemicals)	560	22,792
Cadence Design Systems, Inc.* (Computers)	2,520	27,695
Camden Property Trust (REIT)	770	52,106
CARBO Ceramics, Inc. (Oil & Gas Services)	210	16,113
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	560	29,691
Carpenter Technology Corp. (Iron/Steel)	420	20,093
Carter’s, Inc.* (Apparel)	490	25,774
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	490	45,786
Cathay Bancorp, Inc. (Banks)	700	11,557
CBOE Holdings, Inc. (Diversified Financial Services)	770	21,314
Charles River Laboratories International, Inc.* (Biotechnology)	420	13,759

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 119

Common Stocks, continued

	Shares	Value
Chico’s FAS, Inc. (Retail)	1,540	$22,854
Church & Dwight, Inc. (Household Products/Wares)	1,260	69,892
Ciena Corp.* (Telecommunications)	910	14,897
Cimarex Energy Co. (Oil & Gas)	770	42,442
Cinemark Holdings, Inc. (Entertainment)	910	20,794
City National Corp. (Banks)	420	20,404
Clarcor, Inc. (Miscellaneous Manufacturing)	490	23,598
Clean Harbors, Inc.* (Environmental Control)	420	23,696
Cleco Corp. (Electric)	560	23,425
Collective Brands, Inc.* (Retail)	560	11,995
Commerce Bancshares, Inc. (Banks)	700	26,530
Commercial Metals Co. (Metal Fabricate/Hardware)	1,050	13,272
Community Health Systems, Inc.* (Healthcare-Services)	840	23,545
Compass Minerals International, Inc. (Mining)	280	21,358
Compuware Corp.* (Software)	1,960	18,208
Con-way, Inc. (Transportation)	490	17,694
Concur Technologies, Inc.* (Software)	420	28,602
Convergys Corp. (Commercial Services)	1,050	15,509
Copart, Inc.* (Retail)	980	23,216
CoreLogic, Inc.* (Commercial Services)	980	17,944
Corporate Office Properties Trust (REIT)	630	14,811
Corrections Corp. of America (Commercial Services)	910	26,799
Covance, Inc.* (Healthcare-Services)	490	23,447
Crane Co. (Miscellaneous Manufacturing)	420	15,280
Cree, Inc.* (Semiconductors)	1,050	26,953
Cullen/Frost Bankers, Inc. (Banks)	560	32,194
Cypress Semiconductor Corp. (Semiconductors)	1,400	18,508
Cytec Industries, Inc. (Chemicals)	420	24,629
Deckers Outdoor Corp.* (Apparel)	350	15,404
Deluxe Corp. (Commercial Services)	490	12,221
Dick’s Sporting Goods, Inc. (Retail)	840	40,320
Diebold, Inc. (Computers)	560	20,670
Domtar Corp. (Forest Products & Paper)	350	26,848
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,330	44,382
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	630	12,008
Dresser-Rand Group, Inc.* (Oil & Gas Services)	700	31,178
Dril-Quip, Inc.* (Oil & Gas Services)	350	22,957
DST Systems, Inc. (Computers)	280	15,207
Duke Realty Corp. (REIT)	2,450	35,868
East West Bancorp, Inc. (Banks)	1,330	31,202
Eaton Vance Corp. (Diversified Financial Services)	1,050	28,297
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,050	32,529
Energen Corp. (Oil & Gas)	630	28,432
Energizer Holdings, Inc.* (Electrical Components & Equipment)	630	47,407
Equinix, Inc.* (Internet)	420	73,773
Equity One, Inc. (REIT)	560	11,872
Essex Property Trust, Inc. (REIT)	350	53,872
Esterline Technologies Corp.* (Aerospace/Defense)	280	17,458
Everest Re Group, Ltd. (Insurance)	490	50,710
Exelis, Inc. (Aerospace/Defense)	1,680	16,565
FactSet Research Systems, Inc. (Media)	420	39,035
Fair Isaac Corp. (Software)	280	11,838
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,190	16,779
Federal Realty Investment Trust (REIT)	560	58,290
Fidelity National Title Group, Inc.—Class A (Insurance)	2,030	39,098
First American Financial Corp. (Insurance)	980	16,621
First Niagara Financial Group, Inc. (Savings & Loans)	3,220	24,633
FirstMerit Corp. (Banks)	980	16,190
Flowers Foods, Inc. (Food)	1,050	24,391
Foot Locker, Inc. (Retail)	1,400	42,812
Forest Oil Corp.* (Oil & Gas)	1,050	7,697
Fortune Brands Home & Security, Inc.* (Building Materials)	1,470	32,737
FTI Consulting, Inc.* (Commercial Services)	350	10,063
Fulton Financial Corp. (Banks)	1,820	18,182
Gardner Denver, Inc. (Machinery-Diversified)	490	25,926
Gartner Group, Inc.* (Commercial Services)	840	36,162
GATX Corp. (Trucking & Leasing)	420	16,170
Gen-Probe, Inc.* (Healthcare-Products)	420	34,524
General Cable Corp.* (Electrical Components & Equipment)	490	12,711
Gentex Corp. (Electronics)	1,330	27,757
Global Payments, Inc. (Commercial Services)	700	30,261
Graco, Inc. (Machinery-Diversified)	560	25,805
Granite Construction, Inc. (Engineering & Construction)	350	9,139
Great Plains Energy, Inc. (Electric)	1,400	29,974
Green Mountain Coffee Roasters, Inc.* (Beverages)	1,190	25,918
Greenhill & Co., Inc. (Diversified Financial Services)	280	9,982
Greif, Inc.—Class A (Packaging & Containers)	280	11,480
GUESS?, Inc. (Retail)	560	17,007
Hancock Holding Co. (Banks)	770	23,439
Hanesbrands, Inc.* (Apparel)	910	25,234
Hanover Insurance Group, Inc. (Insurance)	420	16,435
Harris Teeter Supermarkets, Inc. (Food)	420	17,216
Harsco Corp. (Miscellaneous Manufacturing)	770	15,693
Hawaiian Electric Industries, Inc. (Electric)	910	25,953
HCC Insurance Holdings, Inc. (Insurance)	910	28,574
Health Management Associates, Inc.—Class A* (Healthcare-Services)	2,380	18,683
Health Net, Inc.* (Healthcare-Services)	770	18,688
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	980	16,082
Henry Schein, Inc.* (Healthcare-Products)	840	65,932
Herman Miller, Inc. (Office Furnishings)	560	10,371
Highwoods Properties, Inc. (REIT)	700	23,555
Hill-Rom Holdings, Inc. (Healthcare-Products)	560	17,276
Hillshire Brands Co. (Food)	1,120	32,469
HMS Holdings Corp.* (Commercial Services)	770	25,649
HNI Corp. (Office Furnishings)	420	10,815
HollyFrontier Corp. (Oil & Gas)	1,890	66,963
Hologic, Inc.* (Healthcare-Products)	2,450	44,198
Home Properties, Inc. (REIT)	420	25,771
Hospitality Properties Trust (REIT)	1,120	27,742
HSN, Inc. (Retail)	350	14,123
Hubbell, Inc.—Class B (Electrical Components & Equipment)	560	43,646
Huntington Ingalls Industries, Inc.* (Shipbuilding)	420	16,901
IDACORP, Inc. (Electric)	490	20,619
IDEX Corp. (Machinery-Diversified)	770	30,015
IDEXX Laboratories, Inc.* (Healthcare-Products)	490	47,104
Informatica Corp.* (Software)	980	41,513
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	1,400	24,458

See accompanying notes to the financial statements.

120 :: ProFund VP UltraMid-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Ingredion, Inc. (Food)	700	$34,664
Integrated Device Technology, Inc.* (Semiconductors)	1,330	7,475
International Bancshares Corp. (Banks)	490	9,565
International Rectifier Corp.* (Semiconductors)	630	12,594
International Speedway Corp.—Class A (Entertainment)	280	7,330
Intersil Corp.—Class A (Semiconductors)	1,190	12,674
Intrepid Potash, Inc.* (Chemicals)	490	11,152
Itron, Inc.* (Electronics)	350	14,434
ITT Corp. (Miscellaneous Manufacturing)	840	14,784
ITT Educational Services, Inc.* (Commercial Services)	140	8,505
J.B. Hunt Transport Services, Inc. (Transportation)	840	50,064
Jack Henry & Associates, Inc. (Computers)	770	26,580
Janus Capital Group, Inc. (Diversified Financial Services)	1,750	13,685
Jefferies Group, Inc. (Diversified Financial Services)	1,400	18,186
JetBlue Airways Corp.* (Airlines)	2,100	11,130
John Wiley & Sons, Inc. (Media)	420	20,576
Jones Lang LaSalle, Inc. (Real Estate)	420	29,555
Kansas City Southern Industries, Inc. (Transportation)	980	68,169
KB Home (Home Builders)	630	6,174
KBR, Inc. (Engineering & Construction)	1,330	32,864
Kemper Corp. (Insurance)	420	12,915
Kennametal, Inc. (Hand/Machine Tools)	700	23,205
Kirby Corp.* (Transportation)	490	23,069
Korn/Ferry International* (Commercial Services)	420	6,027
Lamar Advertising Co.—Class A* (Advertising)	560	16,016
Lancaster Colony Corp. (Food)	210	14,954
Landstar System, Inc. (Transportation)	420	21,722
Lender Processing Services, Inc. (Commercial Services)	770	19,466
Lennox International, Inc. (Building Materials)	490	22,849
Liberty Property Trust (REIT)	1,050	38,682
Life Time Fitness, Inc.* (Leisure Time)	420	19,534
LifePoint Hospitals, Inc.* (Healthcare-Services)	420	17,212
Lincare Holdings, Inc. (Healthcare-Services)	770	26,195
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	770	33,718
LKQ Corp.* (Distribution/Wholesale)	1,330	44,422
Louisiana-Pacific Corp.* (Building Materials)	1,260	13,709
M.D.C. Holdings, Inc. (Home Builders)	350	11,435
Mack-Cali Realty Corp. (REIT)	770	22,384
Manpower, Inc. (Commercial Services)	700	25,655
ManTech International Corp.—Class A (Software)	210	4,929
Martin Marietta Materials (Building Materials)	420	33,104
Masimo Corp.* (Healthcare-Products)	490	10,966
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	280	9,097
MDU Resources Group, Inc. (Electric)	1,750	37,817
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	560	19,124
Mednax, Inc.* (Healthcare-Services)	420	28,787
MEMC Electronic Materials, Inc.* (Semiconductors)	2,100	4,557
Mentor Graphics Corp.* (Computers)	840	12,600
Mercury General Corp. (Insurance)	350	14,585
Meredith Corp. (Media)	350	11,179
Mettler Toledo International, Inc.* (Electronics)	280	43,638
Micros Systems, Inc.* (Computers)	770	39,424
Mine Safety Appliances Co. (Environmental Control)	280	11,267
Minerals Technologies, Inc. (Chemicals)	140	8,929
Mohawk Industries, Inc.* (Textiles)	490	34,217
Monster Worldwide, Inc.* (Commercial Services)	1,120	9,520
MSC Industrial Direct Co.—Class A (Retail)	420	27,531
MSCI, Inc.—Class A* (Software)	1,120	38,102
National Fuel Gas Co. (Gas)	770	36,175
National Instruments Corp. (Electronics)	840	22,562
National Retail Properties, Inc. (REIT)	980	27,724
NCR Corp.* (Computers)	1,470	33,413
NeuStar, Inc.* (Telecommunications)	630	21,042
New York Community Bancorp (Savings & Loans)	3,990	49,995
NewMarket Corp. (Chemicals)	70	15,162
Nordson Corp. (Machinery-Diversified)	490	25,132
Northern Oil and Gas, Inc.* (Oil & Gas)	560	8,926
NV Energy, Inc. (Electric)	2,170	38,149
NVR, Inc.* (Home Builders)	70	59,500
Oceaneering International, Inc. (Oil & Gas Services)	980	46,903
Office Depot, Inc.* (Retail)	2,590	5,594
OGE Energy Corp. (Electric)	910	47,129
Oil States International, Inc.* (Oil & Gas Services)	490	32,438
Old Republic International Corp. (Insurance)	2,380	19,730
Olin Corp. (Chemicals)	700	14,623
OMEGA Healthcare Investors, Inc. (REIT)	980	22,050
Omnicare, Inc. (Pharmaceuticals)	1,050	32,791
Oshkosh Truck Corp.* (Auto Manufacturers)	840	17,598
Owens & Minor, Inc. (Distribution/Wholesale)	560	17,153
Packaging Corp. of America (Packaging & Containers)	910	25,698
Panera Bread Co.—Class A* (Retail)	280	39,043
Parametric Technology Corp.* (Software)	1,120	23,475
Patterson-UTI Energy, Inc. (Oil & Gas)	1,400	20,384
Pentair, Inc. (Miscellaneous Manufacturing)	910	34,835
PetSmart, Inc. (Retail)	980	66,816
Plains Exploration & Production Co.* (Oil & Gas)	1,190	41,864
Plantronics, Inc. (Telecommunications)	420	14,028
PNM Resources, Inc. (Electric)	700	13,678
Polaris Industries, Inc. (Leisure Time)	630	45,032
Polycom, Inc.* (Telecommunications)	1,610	16,937
Post Holdings, Inc.* (Food)	280	8,610
Potlatch Corp. (REIT)	350	11,179
Prosperity Bancshares, Inc. (Banks)	420	17,653
Protective Life Corp. (Insurance)	770	22,646
PVH Corp. (Retail)	630	49,008
QLogic Corp.* (Semiconductors)	910	12,458
Quest Software, Inc.* (Software)	490	13,647
Questar Corp. (Gas)	1,610	33,585
Quicksilver Resources, Inc.* (Oil & Gas)	1,120	6,070
Rackspace Hosting, Inc.* (Internet)	980	43,061
RadioShack Corp. (Retail)	910	3,494
Ralcorp Holdings, Inc.* (Food)	490	32,703
Raymond James Financial Corp. (Diversified Financial Services)	1,050	35,952
Rayonier, Inc. (REIT)	1,120	50,288
Realty Income Corp. (REIT)	1,190	49,706
Regal-Beloit Corp. (Hand/Machine Tools)	350	21,791
Regency Centers Corp. (REIT)	840	39,959
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	700	79,954
Regis Corp. (Retail)	560	10,058
Reinsurance Group of America, Inc. (Insurance)	700	37,247
Reliance Steel & Aluminum Co. (Iron/Steel)	700	35,350
Rent-A-Center, Inc. (Commercial Services)	560	18,894
ResMed, Inc.* (Healthcare-Products)	1,330	41,496

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 121

Common Stocks, continued

	Shares	Value
RF Micro Devices, Inc.* (Telecommunications)	2,520	$10,710
Riverbed Technology, Inc.* (Computers)	1,470	23,741
Rock-Tenn Co.—Class A (Packaging & Containers)	630	34,366
Rollins, Inc. (Commercial Services)	560	12,527
Rovi Corp.* (Semiconductors)	1,050	20,601
Royal Gold, Inc. (Mining)	560	43,904
RPM, Inc. (Chemicals)	1,190	32,368
Saks, Inc.* (Retail)	1,470	15,656
Scholastic Corp. (Media)	210	5,914
Scientific Games Corp.—Class A* (Entertainment)	560	4,788
SEI Investments Co. (Commercial Services)	1,330	26,454
Semtech Corp.* (Semiconductors)	630	15,322
Senior Housing Properties Trust (REIT)	1,470	32,810
Sensient Technologies Corp. (Chemicals)	490	17,998
Service Corp. International (Commercial Services)	1,960	24,245
Shaw Group, Inc.* (Engineering & Construction)	630	17,205
Signature Bank* (Banks)	420	25,607
Signet Jewelers, Ltd. (Retail)	770	33,888
Silgan Holdings, Inc. (Packaging & Containers)	420	17,930
Silicon Laboratories, Inc.* (Semiconductors)	420	15,918
Skyworks Solutions, Inc.* (Semiconductors)	1,750	47,897
SL Green Realty Corp. (REIT)	840	67,402
SM Energy Co. (Oil & Gas)	560	27,502
Smithfield Foods, Inc.* (Food)	1,470	31,796
Solera Holdings, Inc. (Software)	630	26,328
Sonoco Products Co. (Packaging & Containers)	910	27,436
Sotheby’s—Class A (Commercial Services)	630	21,017
SPX Corp. (Miscellaneous Manufacturing)	490	32,007
StanCorp Financial Group, Inc. (Insurance)	420	15,607
Steel Dynamics, Inc. (Iron/Steel)	2,030	23,852
STERIS Corp. (Healthcare-Products)	560	17,567
Strayer Education, Inc. (Commercial Services)	140	15,263
Superior Energy Services, Inc.* (Oil & Gas Services)	1,470	29,738
SuperValu, Inc. (Food)	1,960	10,153
SVB Financial Group* (Banks)	420	24,662
Synopsys, Inc.* (Computers)	1,330	39,142
Synovus Financial Corp. (Banks)	7,210	14,276
Taubman Centers, Inc. (REIT)	560	43,210
TCF Financial Corp. (Banks)	1,470	16,876
Tech Data Corp.* (Electronics)	350	16,860
Techne Corp. (Healthcare-Products)	350	25,970
Teleflex, Inc. (Healthcare-Products)	350	21,319
Telephone & Data Systems, Inc. (Telecommunications)	910	19,374
Tellabs, Inc. (Telecommunications)	3,360	11,189
Tempur-Pedic International, Inc.* (Home Furnishings)	560	13,098
Terex Corp.* (Machinery-Construction & Mining)	980	17,473
The Brink’s Co. (Miscellaneous Manufacturing)	420	9,736
The Cheesecake Factory, Inc.* (Retail)	490	15,660
The Cooper Cos., Inc. (Healthcare-Products)	420	33,499
The Corporate Executive Board Co. (Commercial Services)	280	11,446
The Macerich Co. (REIT)	1,190	70,269
The New York Times Co.—Class A* (Media)	1,120	8,736
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	420	17,270
The Timken Co. (Metal Fabricate/Hardware)	770	35,258
The Valspar Corp. (Chemicals)	840	44,092
The Warnaco Group, Inc.* (Apparel)	350	14,903
The Wendy’s Co. (Retail)	2,730	12,886
Thor Industries, Inc. (Home Builders)	420	11,512
Thoratec Corp.* (Healthcare-Products)	560	18,805
Tibco Software, Inc.* (Internet)	1,540	46,077
Tidewater, Inc. (Transportation)	490	22,716
Toll Brothers, Inc.* (Home Builders)	1,330	39,541
Tootsie Roll Industries, Inc. (Food)	210	5,011
Towers Watson & Co.—Class A (Commercial Services)	490	29,351
Tractor Supply Co. (Retail)	630	52,328
Trimble Navigation, Ltd.* (Electronics)	1,120	51,531
Trinity Industries, Inc. (Miscellaneous Manufacturing)	700	17,486
Triumph Group, Inc. (Aerospace/Defense)	490	27,572
Trustmark Corp. (Banks)	560	13,709
Tupperware Corp. (Household Products/Wares)	490	26,832
tw telecom, Inc.* (Telecommunications)	1,400	35,924
UDR, Inc. (REIT)	2,310	59,690
UGI Corp. (Gas)	1,050	30,901
Under Armour, Inc.—Class A* (Apparel)	350	33,068
Unit Corp.* (Oil & Gas)	350	12,912
United Rentals, Inc.* (Commercial Services)	770	26,211
United Therapeutics Corp.* (Biotechnology)	490	24,196
Universal Corp. (Agriculture)	210	9,729
Universal Health Services, Inc.—Class B (Healthcare-Services)	910	39,276
URS Corp. (Engineering & Construction)	700	24,416
UTI Worldwide, Inc. (Transportation)	980	14,318
Valassis Communications, Inc.* (Commercial Services)	420	9,135
Valley National Bancorp (Banks)	1,820	19,292
Valmont Industries, Inc. (Metal Fabricate/Hardware)	210	25,404
ValueClick, Inc.* (Internet)	770	12,620
VCA Antech, Inc.* (Pharmaceuticals)	770	16,925
Vectren Corp. (Gas)	770	22,730
VeriFone Systems, Inc.* (Software)	980	32,428
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,960	109,603
Vishay Intertechnology, Inc.* (Electronics)	1,330	12,542
W.R. Berkley Corp. (Insurance)	1,050	40,866
Wabtec Corp. (Machinery-Diversified)	420	32,764
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	770	23,316
Washington Federal, Inc. (Savings & Loans)	980	16,552
Waste Connections, Inc. (Environmental Control)	1,120	33,510
Watsco, Inc. (Distribution/Wholesale)	280	20,664
Webster Financial Corp. (Banks)	700	15,162
Weingarten Realty Investors (REIT)	1,120	29,501
WellCare Health Plans, Inc.* (Healthcare-Services)	420	22,260
Werner Enterprises, Inc. (Transportation)	420	10,034
Westamerica Bancorp (Banks)	280	13,213
Westar Energy, Inc. (Electric)	1,190	35,640
WGL Holdings, Inc. (Gas)	490	19,478
Williams-Sonoma, Inc. (Retail)	910	31,823
WMS Industries, Inc.* (Leisure Time)	490	9,776
Woodward, Inc. (Electronics)	560	22,086
World Fuel Services Corp. (Retail)	630	23,959
Worthington Industries, Inc. (Metal Fabricate/Hardware)	490	10,030
Wright Express Corp.* (Commercial Services)	350	21,602
Zebra Technologies Corp.—Class A* (Machinery-Diversified)	490	16,836
TOTAL COMMON STOCKS (Cost $5,941,158)		10,250,285

See accompanying notes to the financial statements.

122 :: ProFund VP UltraMid-Cap :: Financial Statements

Repurchase Agreements(a)(b) (34.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.09%—0.10%, dated 6/29/12, due 7/2/12, total to be received $5,781,045	$5,781,000	$5,781,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,781,000)		5,781,000
TOTAL INVESTMENT SECURITIES (Cost $11,722,158)—96.9%		16,031,285
Net other assets (liabilities)—3.1%		514,533
NET ASSETS—100.0%		$16,545,818

*                 Non-income producing security

(a)   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2012, the aggregate amount held in a segregated account was $2,722,000.

(b)   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts expiring 9/24/12 (Underlying notional amount at value $1,691,100)	18	$36,419

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400 Index	$10,214,319	$298,278
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400 Index	10,880,612	330,300
		$628,578

ProFund VP UltraMid-Cap invested in the following industries as of June 30, 2012:

	Value	% of Net Assets
Advertising	$16,016	0.1%
Aerospace/Defense	118,542	0.7%
Agriculture	9,729	0.1%
pAirlines	33,747	0.2%
Apparel	114,383	0.7%
Auto Manufacturers	17,598	0.1%
Banks	401,428	2.4%
Beverages	25,918	0.2%
Biotechnology	248,514	1.5%
Building Materials	102,399	0.6%
Chemicals	290,360	1.8%
Coal	13,504	0.1%
Commercial Services	545,893	3.3%
Computers	238,472	1.4%
Distribution/Wholesale	106,697	0.6%
Diversified Financial Services	204,362	1.2%
Electric	333,743	2.0%
Electrical Components & Equipment	198,514	1.2%
Electronics	286,904	1.7%
Engineering & Construction	100,897	0.6%
Entertainment	64,517	0.4%
Environmental Control	68,473	0.4%
Food	211,967	1.3%
Forest Products & Paper	26,848	0.2%
Gas	172,328	1.0%
Hand/Machine Tools	78,714	0.5%
Healthcare-Products	378,656	2.3%
Healthcare-Services	245,775	1.5%
Home Builders	128,162	0.8%
Home Furnishings	13,098	0.1%
Household Products/Wares	113,994	0.7%
Insurance	473,723	2.9%
Internet	199,118	1.2%
Investment Companies	14,515	0.1%
Iron/Steel	79,295	0.5%
Leisure Time	74,342	0.4%
Machinery-Construction & Mining	17,473	0.1%
Machinery-Diversified	198,092	1.2%
Media	105,348	0.6%
Metal Fabricate/Hardware	83,964	0.5%
Mining	65,262	0.4%
Miscellaneous Manufacturing	278,750	1.7%
Office Furnishings	21,186	0.1%
Oil & Gas	290,730	1.8%
Oil & Gas Services	195,409	1.2%
Packaging & Containers	116,910	0.7%
Pharmaceuticals	147,155	0.9%
REIT	1,002,116	6.1%
Real Estate	51,920	0.3%
Retail	730,956	4.4%
Savings & Loans	98,726	0.6%
Semiconductors	238,938	1.4%
Shipbuilding	16,901	0.1%
Software	368,674	2.2%
Telecommunications	161,007	1.0%
Textiles	34,217	0.2%
Transportation	227,786	1.4%
Trucking & Leasing	16,170	0.1%
Water	31,450	0.2%
Other**	6,295,533	38.0%
Total	$16,545,818	100.0%

**           Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT       Real Estate Investment Trust

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 123

Statement of Assets and Liabilities (unaudited)
June 30, 2012

ASSETS:
Total Investment Securities, at cost	$11,722,158
Securities, at value	10,250,285
Repurchase agreements, at value	5,781,000
Total Investment Securities, at value	16,031,285
Cash	215
Segregated cash balances with brokers	112,860
Dividends and interest receivable	10,058
Unrealized gain on swap agreements	628,578
Receivable for capital shares issued	39,190
Receivable for investments sold	1,025
Variation margin on futures contracts	47,880
Prepaid expenses	427
TOTAL ASSETS	16,871,518
LIABILITIES:
Payable for investments purchased	32,473
Payable for capital shares redeemed	253,631
Advisory fees payable	6,910
Management services fees payable	921
Administration fees payable	563
Administrative services fees payable	4,645
Distribution fees payable	3,764
Transfer agency fees payable	2,158
Fund accounting fees payable	1,321
Compliance services fees payable	179
Other accrued expenses	19,135
TOTAL LIABILITIES	325,700
NET ASSETS	$16,545,818
NET ASSETS CONSIST OF:
Capital	$26,750,586
Accumulated net investment income (loss)	(82,706)
Accumulated net realized gains (losses) on investments	(15,096,186)
Net unrealized appreciation (depreciation) on investments	4,974,124
NET ASSETS	$16,545,818
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	614,878
Net Asset Value (offering and redemption price per share)	$26.91

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2012

INVESTMENT INCOME:
Dividends	$76,576
Interest	3,812
TOTAL INVESTMENT INCOME	80,388
EXPENSES:
Advisory fees	72,810
Management services fees	9,708
Administration fees	4,643
Transfer agency fees	7,401
Administrative services fees	30,763
Distribution fees	24,270
Custody fees	3,759
Fund accounting fees	11,437
Trustee fees	235
Compliance services fees	139
Other fees	15,288
Total Gross Expenses before reductions	180,453
Less Expenses reduced by the Advisor	(17,359)
TOTAL NET EXPENSES	163,094
NET INVESTMENT INCOME (LOSS)	(82,706)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	293,094
Net realized gains (losses) on futures contracts	59,171
Net realized gains (losses) on swap agreements	745,272
Change in net unrealized appreciation/depreciation on investments	1,267,704
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,365,241
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,282,535

See accompanying notes to the financial statements.

124 :: ProFund VP UltraMid-Cap :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(82,706)	$(243,160)
Net realized gains (losses) on investments	1,097,537	(211,366)
Change in net unrealized appreciation/depreciation on investments	1,267,704	(3,689,061)
Change in net assets resulting from operations	2,282,535	(4,143,587)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	118,715,049	303,535,485
Value of shares redeemed	(121,077,014)	(325,140,747)
Change in net assets resulting from capital transactions	(2,361,965)	(21,605,262)
Change in net assets	(79,430)	(25,748,849)
NET ASSETS:
Beginning of period	16,625,248	42,374,097
End of period	$16,545,818	$16,625,248
Accumulated net investment income (loss)	$(82,706)	$—
SHARE TRANSACTIONS:
Issued	4,168,805	10,810,062
Redeemed	(4,254,685)	(11,651,193)
Change in shares	(85,880)	(841,131)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP UltraMid-Cap :: 125

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2012 (unaudited)		Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$23.72		$27.48	$18.36	$11.08	$34.48	$33.34

Investment Activities:
Net investment income (loss)(a)	(0.12)		(0.24)	(0.18)	(0.09)	0.01	0.18
Net realized and unrealized gains (losses) on investments	3.31		(3.52)	9.30	7.38	(23.09)	1.84
Total income (loss) from investment activities	3.19		(3.76)	9.12	7.29	(23.08)	2.02

Distributions to Shareholders From:
Net investment income	—		—	—	(0.01)	(0.32)	(0.10)
Net realized gains on investments	—		—	—	—	—	(0.78)
Total distributions	—		—	—	(0.01)	(0.32)	(0.88)

Net Asset Value, End of Period	$26.91		$23.72	$27.48	$18.36	$11.08	$34.48

Total Return	13.40	%(b)	(13.65)%	49.67%	65.79%	(67.48)%	6.00%

Ratios to Average Net Assets:
Gross expenses(c)	1.86%		1.81%	1.78%	1.84%	1.77%	1.69%
Net expenses(c)	1.68%		1.68%	1.68%	1.67%	1.63%	1.63%
Net investment income (loss)(c)	(0.85)%		(0.87)%	(0.83)%	(0.66)%	0.04%	0.47%

Supplemental Data:
Net assets, end of period (000’s)	$16,546		$16,625	$42,374	$30,458	$23,062	$65,251
Portfolio turnover rate(d)	5	%(b)	13%	219%	283%	496%	501%

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)             Not annualized for periods less than one year.

(c)              Annualized for periods less than one year.

(d)             Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

126 :: ProFund VP UltraSmall-Cap :: Financial Statements

Investment Objective: The ProFund VP UltraSmall-Cap seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Russell 2000 Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2012

Market Exposure

Investment Type	% of Net Assets
Equity Securities	47%
Futures Contracts	15%
Swap Agreements	138%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Smith Corp.	0.1%
Prosperity Bancshares, Inc.	0.1%
Primerica, Inc.	0.1%
Cepheid, Inc.	0.1%
United Natural Foods, Inc.	0.1%

Russell 2000 Index — Composition

% of Index
Consumer Non-Cyclical	22%
Financial	21%
Consumer Cyclical	14%
Industrial	14%
Technology	10%
Communications	7%
Energy	5%
Utilities	4%
Basic Materials	3%

Schedule of Portfolio Investments (unaudited)

Common Stocks (46.7%)

	Shares	Value
3D Systems Corp.*^ (Computers)	282	$9,627
8x8, Inc.* (Telecommunications)	846	3,553
AAR Corp. (Aerospace/Defense)	423	5,702
Abaxis, Inc.* (Healthcare-Products)	141	5,217
ABIOMED, Inc.* (Healthcare-Products)	235	5,363
ABM Industries, Inc. (Commercial Services)	611	11,951
AboveNet, Inc.* (Internet)	141	11,844
Acacia Research Corp.* (Media)	376	14,002
Acadia Healthcare Co., Inc.* (Healthcare-Services)	235	4,122
Acadia Realty Trust (REIT)	329	7,626
Acco Brands Corp.* (Household Products/Wares)	1,034	10,692
Accretive Health, Inc.* (Commercial Services)	517	5,666
Accuray, Inc.* (Healthcare-Products)	658	4,501
Accuride Corp.* (Auto Parts & Equipment)	658	3,948
Achillion Pharmaceuticals, Inc.* (Pharmaceuticals)	517	3,205
ACI Worldwide, Inc.* (Software)	235	10,389
Acorda Therapeutics, Inc.* (Biotechnology)	282	6,644
Actuant Corp.—Class A (Miscellaneous Manufacturing)	564	15,318
Acuity Brands, Inc. (Electrical Components & Equipment)	282	14,357
Acxiom Corp.* (Software)	658	9,942
ADTRAN, Inc. (Telecommunications)	470	14,189
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	329	4,415
Advent Software, Inc.* (Software)	188	5,097
Advisory Board Co.* (Commercial Services)	235	11,654
Aegerion Pharmaceuticals, Inc.* (Biotechnology)	282	4,185
Aegion Corp.* (Engineering & Construction)	235	4,204
Aeropostale, Inc.* (Retail)	564	10,056
Aerovironment, Inc.* (Aerospace/Defense)	235	6,183
AFC Enterprises, Inc.* (Retail)	235	5,438
Affymax, Inc.* (Biotechnology)	329	4,238
Air Methods Corp.* (Healthcare-Services)	94	9,236
Aircastle, Ltd. (Trucking & Leasing)	611	7,363
Akorn, Inc.* (Pharmaceuticals)	611	9,635
Alaska Air Group, Inc.* (Airlines)	470	16,873
Albany International Corp.—Class A (Machinery-Diversified)	376	7,035
Align Technology, Inc.* (Healthcare-Products)	470	15,726
Alkermes PLC* (Pharmaceuticals)	940	15,952
Allegiant Travel Co.* (Airlines)	94	6,550
ALLETE, Inc. (Electric)	423	17,681
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	376	4,388
Alterra Capital Holdings, Ltd. (Insurance)	611	14,267
Altra Holdings, Inc. (Machinery-Diversified)	235	3,708
AMCOL International Corp. (Mining)	141	3,992
Amedisys, Inc.* (Healthcare-Services)	282	3,511
American Assets Trust, Inc. (REIT)	423	10,258
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	517	5,423
American Equity Investment Life Holding Co. (Insurance)	940	10,349
American Greetings Corp.—Class A (Household Products/Wares)	282	4,123
American Public Education, Inc.* (Commercial Services)	141	4,512
American Realty Capital Trust, Inc. (Investment Companies)	987	10,778
American Science & Engineering, Inc. (Electronics)	94	5,306
American States Water Co. (Water)	188	7,441
American Vanguard Corp. (Chemicals)	282	7,498
Ameristar Casinos, Inc. (Lodging)	235	4,176
Amkor Technology, Inc.* (Semiconductors)	846	4,128
AmSurg Corp.* (Healthcare-Services)	188	5,636
AmTrust Financial Services, Inc. (Insurance)	282	8,378
Analogic Corp. (Electronics)	94	5,828
Ancestry.com, Inc.* (Internet)	235	6,470
Angie’s List, Inc.* (Internet)	423	6,700
Anixter International, Inc. (Telecommunications)	188	9,973
ANN, Inc.* (Retail)	376	9,584
Annie’s, Inc.* (Food)	94	3,935
Antares Pharma, Inc.* (Pharmaceuticals)	1,081	3,935
Anworth Mortgage Asset Corp. (REIT)	846	5,964

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 127

Common Stocks, continued

	Shares	Value
Apogee Enterprises, Inc. (Building Materials)	329	$5,287
Apollo Investment Corp. (Investment Companies)	1,222	9,385
Applied Industrial Technologies, Inc. (Machinery-Diversified)	376	13,856
Applied Micro Circuits Corp.* (Semiconductors)	752	4,301
Approach Resources, Inc.* (Oil & Gas)	235	6,002
Arabian American Development Co.* (Oil & Gas)	329	3,188
Arbitron, Inc. (Commercial Services)	141	4,935
Arch Coal, Inc. (Coal)	1,363	9,391
Arctic Cat, Inc.* (Leisure Time)	94	3,437
Arena Pharmaceuticals, Inc.* (Biotechnology)	1,034	10,319
Argo Group International Holdings, Ltd. (Insurance)	188	5,503
Arkansas Best Corp. (Transportation)	329	4,145
Arlington Asset Investment Corp.—Class A (Investment Companies)	235	5,102
Array BioPharma, Inc.* (Pharmaceuticals)	1,128	3,914
Arris Group, Inc.* (Telecommunications)	1,034	14,383
ArthroCare Corp.* (Healthcare-Products)	188	5,505
Aruba Networks, Inc.* (Telecommunications)	705	10,610
Asbury Automotive Group, Inc.* (Retail)	235	5,567
Ashford Hospitality Trust (REIT)	564	4,755
Aspen Technology, Inc.* (Software)	658	15,233
Assisted Living Concepts, Inc.—Class A (Healthcare-Services)	282	4,010
Associated Estates Realty Corp. (REIT)	564	8,432
Astec Industries, Inc.* (Machinery-Construction & Mining)	188	5,768
Astex Pharmaceuticals, Inc.* (Biotechnology)	2,021	4,224
Astoria Financial Corp. (Savings & Loans)	893	8,751
athenahealth, Inc.* (Software)	188	14,884
Atlantic Power Corp. (Electric)	658	8,429
Atlantic Tele-Network, Inc. (Telecommunications)	141	4,756
Atlas Air Worldwide Holdings, Inc.* (Transportation)	188	8,180
ATMI, Inc.* (Semiconductors)	235	4,834
Auxilium Pharmaceuticals, Inc.* (Pharmaceuticals)	282	7,583
AVANIR Pharmaceuticals, Inc.—Class A* (Pharmaceuticals)	1,504	5,896
Aveo Phamaceuticals, Inc.* (Biotechnology)	376	4,572
Avis Budget Group, Inc.* (Commercial Services)	705	10,716
Avista Corp. (Electric)	423	11,294
B&G Foods, Inc.—Class A (Food)	376	10,002
Badger Meter, Inc. (Electronics)	94	3,530
Balchem Corp. (Chemicals)	188	6,131
Banco Latinoamericano de Comercio Exterior, S.A.—Class E (Banks)	235	5,036
BancorpSouth, Inc. (Banks)	893	12,966
Bank of the Ozarks, Inc. (Banks)	235	7,069
Bankrate, Inc.* (Internet)	470	8,643
Banner Corp. (Banks)	188	4,119
Barnes & Noble, Inc.* (Retail)	235	3,868
Barnes Group, Inc. (Miscellaneous Manufacturing)	423	10,275
BBCN Bancorp, Inc.* (Banks)	893	9,725
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	282	7,112
bebe Stores, Inc. (Retail)	752	4,414
Belden, Inc. (Electrical Components & Equipment)	329	10,972
Benchmark Electronics, Inc.* (Electronics)	658	9,179
Benihana, Inc. (Retail)	235	3,786
Berry Petroleum Co.—Class A (Oil & Gas)	376	14,912
BGC Partners, Inc.—Class A (Diversified Financial Services)	799	4,690
Bill Barrett Corp.* (Oil & Gas)	376	8,054
Bio-Reference Laboratories, Inc.* (Healthcare-Services)	188	4,941
BioScrip, Inc.* (Pharmaceuticals)	517	3,841
BJ’s Restaurants, Inc.* (Retail)	141	5,358
Black Box Corp. (Telecommunications)	141	4,047
Black Hills Corp. (Electric)	564	18,144
Blackbaud, Inc. (Software)	235	6,032
BlackRock Kelso Capital Corp. (Investment Companies)	470	4,587
Blount International, Inc.* (Miscellaneous Manufacturing)	611	8,951
Blucora, Inc.* (Internet)	282	3,474
Blyth, Inc. (Household Products/Wares)	94	3,249
Bob Evans Farms, Inc. (Retail)	141	5,668
Boise, Inc. (Forest Products & Paper)	658	4,330
Boston Beer Co., Inc.—Class A* (Beverages)	47	5,687
Boston Private Financial Holdings, Inc. (Banks)	517	4,617
Bottomline Technologies, Inc.* (Software)	329	5,938
Boyd Gaming Corp.* (Lodging)	658	4,738
Brady Corp.—Class A (Electronics)	470	12,930
Bridgepoint Education, Inc.* (Commercial Services)	329	7,172
Briggs & Stratton Corp. (Machinery-Diversified)	564	9,864
Brightpoint, Inc.* (Distribution/Wholesale)	658	3,560
Bristow Group, Inc. (Transportation)	235	9,557
BroadSoft, Inc.* (Internet)	188	5,444
Brookline Bancorp, Inc. (Savings & Loans)	705	6,239
Brooks Automation, Inc. (Semiconductors)	470	4,437
Brown Shoe Co., Inc. (Retail)	376	4,854
Brunswick Corp. (Leisure Time)	517	11,488
Buckeye Technologies, Inc. (Forest Products & Paper)	235	6,695
Buffalo Wild Wings, Inc.* (Retail)	141	12,216
C&J Energy Services, Inc.* (Oil & Gas Services)	376	6,956
Cabela’s, Inc.* (Retail)	376	14,217
Cabot Microelectronics Corp. (Semiconductors)	188	5,491
CACI International, Inc.—Class A* (Computers)	188	10,344
Cadence Pharmaceuticals, Inc.* (Pharmaceuticals)	987	3,524
Caesars Entertainment Corp.* (Lodging)	376	4,286
Cal-Maine Foods, Inc. (Food)	94	3,675
Calgon Carbon Corp.* (Environmental Control)	611	8,688
California Water Service Group (Water)	564	10,417
Calix, Inc.* (Telecommunications)	423	3,477
Callaway Golf Co. (Leisure Time)	564	3,333
Cambrex Corp.* (Biotechnology)	423	3,980
Campus Crest Communities, Inc. (REIT)	470	4,883
Cantel Medical Corp. (Healthcare-Products)	188	5,123
Capstead Mortgage Corp. (REIT)	705	9,807
Cardtronics, Inc.* (Commercial Services)	282	8,519
Career Education Corp.* (Commercial Services)	799	5,345
Carrizo Oil & Gas, Inc.* (Oil & Gas)	282	6,630
Casey’s General Stores, Inc. (Retail)	282	16,635
Cash America International, Inc. (Retail)	235	10,349
Cathay Bancorp, Inc. (Banks)	1,034	17,071
Cavium, Inc.* (Semiconductors)	376	10,528
Cbeyond, Inc.* (Telecommunications)	564	3,818
CBIZ, Inc.* (Commercial Services)	611	3,629
CEC Entertainment, Inc. (Retail)	141	5,128
Cedar Realty Trust, Inc. (REIT)	893	4,510
Centene Corp.* (Healthcare-Services)	329	9,923

See accompanying notes to the financial statements.

128 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Central Garden & Pet Co.—Class A* (Household Products/Wares)	564	$6,142
Central Pacific Financial Corp.* (Banks)	423	5,973
Century Aluminum Co.* (Mining)	752	5,512
Cepheid, Inc.* (Healthcare-Products)	470	21,032
Ceradyne, Inc. (Miscellaneous Manufacturing)	188	4,822
CEVA, Inc.* (Semiconductors)	235	4,138
CH Energy Group, Inc. (Electric)	94	6,175
Chart Industries, Inc.* (Machinery-Diversified)	188	12,927
Checkpoint Systems, Inc.* (Electronics)	470	4,094
Chemed Corp. (Commercial Services)	94	5,681
Chemtura Corp.* (Chemicals)	752	10,904
Chesapeake Lodging Trust (REIT)	282	4,856
CIBER, Inc.* (Computers)	799	3,444
Ciena Corp.* (Telecommunications)	564	9,233
Cincinnati Bell, Inc.* (Telecommunications)	1,175	4,371
CIRCOR International, Inc. (Metal Fabricate/ Hardware)	188	6,409
Cirrus Logic, Inc.* (Semiconductors)	376	11,235
Citizens Republic Bancorp, Inc.* (Banks)	470	8,051
City Holding Co. (Banks)	94	3,167
Clarcor, Inc. (Miscellaneous Manufacturing)	376	18,108
Clayton Williams Energy, Inc.* (Oil & Gas)	141	6,822
Clean Energy Fuels Corp.* (Energy-Alternate Sources)	470	7,285
Clearwater Paper Corp.* (Forest Products & Paper)	141	4,811
Cleco Corp. (Electric)	376	15,728
Cloud Peak Energy, Inc.* (Coal)	517	8,742
Clovis Oncology, Inc.* (Pharmaceuticals)	141	3,057
CNO Financial Group, Inc. (Insurance)	1,504	11,731
Coeur d’Alene Mines Corp.* (Mining)	705	12,380
Cogent Communications Group, Inc.* (Internet)	329	6,333
Cognex Corp. (Machinery-Diversified)	329	10,413
Cohen & Steers, Inc. (Diversified Financial Services)	141	4,866
Coherent, Inc.* (Electronics)	188	8,140
Coinstar, Inc.* (Retail)	188	12,908
Collective Brands, Inc.* (Retail)	329	7,047
Colonial Properties Trust (REIT)	564	12,487
Colony Financial, Inc. (REIT)	658	11,383
Columbia Banking System, Inc. (Banks)	423	7,961
Columbia Sportswear Co. (Apparel)	141	7,560
Community Bank System, Inc. (Banks)	470	12,746
Community Trust Bancorp, Inc. (Banks)	94	3,148
CommVault Systems, Inc.* (Software)	282	13,979
comScore, Inc.* (Internet)	282	4,642
Comstock Resources, Inc.* (Oil & Gas)	376	6,174
Comverse Technology, Inc.* (Telecommunications)	1,504	8,753
Conceptus, Inc.* (Healthcare-Products)	188	3,726
CONMED Corp. (Healthcare-Products)	188	5,202
Consolidated Communications Holdings, Inc. (Telecommunications)	423	6,260
Constant Contact, Inc.* (Internet)	188	3,361
Convergys Corp. (Commercial Services)	1,034	15,272
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	423	7,419
Cornerstone OnDemand, Inc.* (Software)	329	7,833
CoStar Group, Inc.* (Commercial Services)	141	11,449
Cousins Properties, Inc. (REIT)	705	5,464
Cracker Barrel Old Country Store, Inc. (Retail)	141	8,855
Cray, Inc.* (Computers)	329	3,974
Credit Acceptance Corp.* (Diversified Financial Services)	47	3,968
CreXus Investment Corp. (REIT)	752	7,648
Crocs, Inc.* (Apparel)	611	9,868
CSG Systems International, Inc.* (Software)	376	6,497
CubeSmart (REIT)	752	8,776
Cubic Corp. (Aerospace/Defense)	188	9,039
Cubist Pharmaceuticals, Inc.* (Biotechnology)	423	16,036
Curis, Inc.* (Biotechnology)	846	4,568
Curtiss-Wright Corp. (Aerospace/Defense)	376	11,675
CVB Financial Corp. (Banks)	940	10,951
CVR Energy, Inc.* (Oil & Gas)	188	4,997
Cyberonics, Inc.* (Healthcare-Products)	141	6,337
Cymer, Inc.* (Electronics)	188	11,083
Dana Holding Corp. (Auto Parts & Equipment)	752	9,633
Darling International, Inc.* (Environmental Control)	987	16,276
DCT Industrial Trust, Inc. (REIT)	1,128	7,106
DealerTrack Holdings, Inc.* (Internet)	282	8,491
Delek US Holdings, Inc. (Oil & Gas)	235	4,134
Deltic Timber Corp. (Forest Products & Paper)	47	2,866
Deluxe Corp. (Commercial Services)	564	14,066
Demand Media, Inc.* (Media)	517	5,790
Dendreon Corp.* (Biotechnology)	1,034	7,652
DepoMed, Inc.* (Pharmaceuticals)	799	4,546
Dexcom, Inc.* (Healthcare-Products)	517	6,700
DFC Global Corp.* (Commercial Services)	423	7,796
DiamondRock Hospitality Co. (REIT)	1,222	12,464
Dice Holdings, Inc.* (Internet)	470	4,413
Digital River, Inc.* (Internet)	376	6,249
DigitalGlobe, Inc.* (Telecommunications)	329	4,988
Dime Community Bancshares, Inc. (Savings & Loans)	282	3,748
DineEquity, Inc.* (Retail)	94	4,196
Diodes, Inc.* (Semiconductors)	470	8,822
Dole Food Co., Inc.* (Food)	564	4,952
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	141	11,415
Domino’s Pizza, Inc. (Retail)	423	13,075
Dorman Products, Inc.* (Auto Parts & Equipment)	235	5,896
Douglas Dynamics, Inc. (Auto Parts & Equipment)	376	5,358
Dril-Quip, Inc.* (Oil & Gas Services)	235	15,414
Duff & Phelps Corp.—Class A (Diversified Financial Services)	282	4,089
DuPont Fabros Technology, Inc. (REIT)	517	14,766
DXP Enterprises, Inc.* (Machinery-Diversified)	94	3,900
Dycom Industries, Inc.* (Engineering & Construction)	329	6,123
Dynavax Technologies Corp.* (Biotechnology)	1,410	6,091
Dynex Capital, Inc. (REIT)	611	6,342
E.W. Scripps Co.* (Media)	423	4,065
Eagle Materials, Inc. (Building Materials)	282	10,530
EarthLink, Inc. (Internet)	752	5,595
EastGroup Properties, Inc. (REIT)	235	12,525
Ebix, Inc. (Software)	329	6,564
Echo Global Logistics, Inc.* (Transportation)	235	4,479
Education Realty Trust, Inc. (REIT)	705	7,811
El Paso Electric Co. (Electric)	564	18,702
Electronics for Imaging, Inc.* (Computers)	376	6,110
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	235	9,120
Ellie Mae, Inc.* (Diversified Financial Services)	235	4,230
EMCOR Group, Inc. (Engineering & Construction)	517	14,383
Emergent Biosolutions, Inc.* (Biotechnology)	329	4,984
Empire District Electric Co. (Electric)	564	11,900

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 129

Common Stocks, continued

	Shares	Value
Employers Holdings, Inc. (Insurance)	282	$5,087
Emulex Corp.* (Semiconductors)	799	5,753
Encore Bancshares, Inc.* (Banks)	141	2,909
Encore Capital Group, Inc.* (Diversified Financial Services)	235	6,961
Encore Wire Corp. (Electrical Components & Equipment)	188	5,035
Endologix, Inc.* (Healthcare-Products)	423	6,531
Energy Partners, Ltd.* (Oil & Gas)	282	4,766
Energy XXI (Bermuda), Ltd. (Oil & Gas)	376	11,765
EnerSys* (Electrical Components & Equipment)	329	11,538
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	141	5,269
Entegris, Inc.* (Semiconductors)	1,128	9,633
Entertainment Properties Trust (REIT)	423	17,390
Entropic Communications, Inc.* (Semiconductors)	846	4,771
Enzon Pharmaceuticals, Inc.* (Biotechnology)	705	4,843
Equity One, Inc. (REIT)	752	15,942
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	141	5,138
Esterline Technologies Corp.* (Aerospace/ Defense)	188	11,722
Ethan Allen Interiors, Inc. (Home Furnishings)	188	3,747
Euronet Worldwide, Inc.* (Commercial Services)	470	8,046
EverBank Financial Corp.* (Savings & Loans)	658	7,152
Evercore Partners, Inc.—Class A (Diversified Financial Services)	329	7,695
Exact Sciences Corp.* (Biotechnology)	517	5,542
ExactTarget, Inc.* (Internet)	282	6,165
ExamWorks Group, Inc.* (Commercial Services)	329	4,353
Exelixis, Inc.* (Biotechnology)	987	5,458
ExlService Holdings, Inc.* (Commercial Services)	282	6,948
Exponent, Inc.* (Engineering & Construction)	94	4,966
Express, Inc.* (Retail)	611	11,102
Exterran Holdings, Inc.* (Oil & Gas Services)	517	6,592
Extreme Networks, Inc.* (Telecommunications)	1,081	3,719
EZCORP, Inc.—Class A* (Retail)	282	6,616
F.N.B. Corp. (Banks)	1,316	14,305
Fabrinet* (Miscellaneous Manufacturing)	282	3,539
Fair Isaac Corp. (Software)	188	7,949
FARO Technologies, Inc.* (Electronics)	94	3,956
FBL Financial Group, Inc.—Class A (Insurance)	188	5,266
Federal Signal Corp.* (Miscellaneous Manufacturing)	611	3,568
Federal-Mogul Corp.* (Auto Parts & Equipment)	470	5,170
FEI Co.* (Electronics)	235	11,242
FelCor Lodging Trust, Inc.* (REIT)	799	3,755
Ferro Corp.* (Chemicals)	846	4,061
Fifth & Pacific Cos., Inc.* (Retail)	658	7,060
Fifth Street Finance Corp. (Investment Companies)	611	6,098
Financial Engines, Inc.* (Diversified Financial Services)	282	6,049
Finisar Corp.* (Telecommunications)	611	9,141
First American Financial Corp. (Insurance)	893	15,145
First BanCorp.* (Banks)	1,363	5,397
First Cash Financial Services, Inc.* (Retail)	141	5,664
First Commonwealth Financial Corp. (Banks)	1,034	6,959
First Financial Bancorp (Banks)	470	7,511
First Financial Bankshares, Inc. (Banks)	188	6,497
First Industrial Realty Trust, Inc.* (REIT)	752	9,490
First Midwest Bancorp, Inc. (Banks)	705	7,741
First Potomac Realty Trust (REIT)	611	7,191
First Solar, Inc.* (Energy-Alternate Sources)	470	7,078
FirstMerit Corp. (Banks)	846	13,976
Flagstone Reinsurance Holdings S.A. (Insurance)	470	3,765
Flotek Industries, Inc.* (Oil & Gas Services)	423	3,951
Forest Oil Corp.* (Oil & Gas)	1,034	7,579
FormFactor, Inc.* (Semiconductors)	517	3,345
Forum Energy Technologies, Inc.* (Oil & Gas Services)	423	8,329
Forward Air Corp. (Transportation)	141	4,550
Francesca’s Holdings Corp.* (Retail)	235	6,347
Franklin Street Properties Corp. (REIT)	517	5,470
Fred’s, Inc. (Retail)	282	4,312
Fresh Del Monte Produce, Inc. (Food)	470	11,031
FTI Consulting, Inc.* (Commercial Services)	376	10,810
Fuller (H.B.) Co. (Chemicals)	470	14,429
GasLog, Ltd.* (Transportation)	470	4,771
Gaylord Entertainment Co.* (Lodging)	235	9,062
Generac Holdings, Inc.* (Electrical Components & Equipment)	282	6,785
Genesco, Inc.* (Retail)	188	11,308
Genesee & Wyoming, Inc.—Class A* (Transportation)	282	14,901
Genomic Health, Inc.* (Healthcare-Products)	188	6,279
GenOn Energy, Inc.* (Electric)	2,867	4,903
GeoEye, Inc.* (Telecommunications)	329	5,093
GeoResources, Inc.* (Oil & Gas)	141	5,162
Georgia Gulf Corp. (Chemicals)	235	6,032
Getty Realty Corp. (REIT)	282	5,400
Glacier Bancorp, Inc. (Banks)	564	8,736
Glatfelter (Forest Products & Paper)	658	10,771
Glimcher Realty Trust (REIT)	846	8,646
Global Cash Access Holdings, Inc.* (Commercial Services)	658	4,744
Global Power Equipment Group, Inc. (Machinery-Diversified)	188	4,106
Globe Specialty Metals, Inc. (Mining)	517	6,943
Glu Mobile, Inc.* (Software)	752	4,174
Gold Resource Corp. (Mining)	235	6,108
Government Properties Income Trust (REIT)	423	9,568
GP Strategies Corp.* (Miscellaneous Manufacturing)	188	3,472
Grand Canyon Education, Inc.* (Commercial Services)	423	8,858
Granite Construction, Inc. (Engineering & Construction)	376	9,817
Graphic Packaging Holding Co.* (Packaging & Containers)	1,081	5,946
Great Lakes Dredge & Dock Co. (Commercial Services)	564	4,016
Greatbatch, Inc.* (Healthcare-Products)	376	8,539
Green Dot Corp.—Class A* (Commercial Services)	282	6,238
Greenhill & Co., Inc. (Diversified Financial Services)	282	10,053
Group 1 Automotive, Inc. (Retail)	188	8,575
GSI Group, Inc.* (Electronics)	329	3,770
GT Advanced Technologies, Inc.* (Semiconductors)	846	4,467
Guidewire Software, Inc.* (Software)	188	5,287
GulfMark Offshore, Inc.—Class A* (Transportation)	188	6,400
Gulfport Energy Corp.* (Oil & Gas)	376	7,757
H&E Equipment Services, Inc.* (Commercial Services)	282	4,238
Haemonetics Corp.* (Healthcare-Products)	188	13,933
Halcon Resources Corp.* (Oil & Gas)	658	6,212

See accompanying notes to the financial statements.

130 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Halozyme Therapeutics, Inc.* (Biotechnology)	658	$5,830
Hancock Holding Co. (Banks)	611	18,599
Hanger Orthopedic Group, Inc.* (Healthcare-Products)	329	8,436
Harbinger Group, Inc.* (Holding Companies-Diversified)	705	5,492
Harmonic, Inc.* (Telecommunications)	1,269	5,406
Harris Teeter Supermarkets, Inc. (Food)	376	15,412
Harvest Natural Resources, Inc.* (Oil & Gas)	564	4,822
Hawaiian Telcom Holdco, Inc.* (Telecommunications)	235	4,585
Headwaters, Inc.* (Energy-Alternate Sources)	705	3,631
Healthcare Realty Trust, Inc. (REIT)	517	12,325
Healthcare Services Group, Inc. (Commercial Services)	705	13,663
HEALTHSOUTH Corp.* (Healthcare-Services)	752	17,492
HealthStream, Inc.* (Internet)	141	3,666
Heartland Express, Inc. (Transportation)	705	10,089
Heartland Payment Systems, Inc. (Commercial Services)	376	11,310
HeartWare International, Inc.* (Healthcare-Products)	94	8,347
Hecla Mining Co. (Mining)	2,068	9,823
HEICO Corp. (Aerospace/Defense)	376	14,860
Helen of Troy, Ltd.* (Household Products/Wares)	188	6,371
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	799	13,112
Hercules Offshore, Inc.* (Oil & Gas)	1,739	6,156
Hercules Technology Growth Capital, Inc. (Private Equity)	423	4,797
Herman Miller, Inc. (Office Furnishings)	470	8,704
Hersha Hospitality Trust (REIT)	1,081	5,708
Hexcel Corp.* (Miscellaneous Manufacturing)	705	18,182
HFF, Inc.—Class A* (Real Estate)	282	3,931
Hibbett Sports, Inc.* (Retail)	141	8,137
Higher One Holdings, Inc.* (Diversified Financial Services)	376	4,595
Highwoods Properties, Inc. (REIT)	423	14,234
Hillenbrand, Inc. (Commercial Services)	752	13,822
Hilltop Holdings, Inc.* (Insurance)	376	3,877
Hittite Microwave Corp.* (Semiconductors)	188	9,611
HMS Holdings Corp.* (Commercial Services)	611	20,352
HNI Corp. (Office Furnishings)	282	7,262
Home Bancshares, Inc. (Banks)	141	4,312
Horace Mann Educators Corp. (Insurance)	470	8,216
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	235	9,113
HSN, Inc. (Retail)	282	11,379
Hub Group, Inc.—Class A* (Transportation)	282	10,208
Hudson Pacific Properties, Inc. (REIT)	517	9,001
Huron Consulting Group, Inc.* (Commercial Services)	188	5,950
IBERIABANK Corp. (Banks)	282	14,227
ICF International, Inc.* (Commercial Services)	188	4,482
Iconix Brand Group, Inc.* (Apparel)	470	8,211
ICU Medical, Inc.* (Healthcare-Products)	141	7,527
IDACORP, Inc. (Electric)	376	15,822
Idenix Pharmaceuticals, Inc.* (Pharmaceuticals)	611	6,293
iGATE Corp.* (Computers)	235	4,000
II-VI, Inc.* (Electronics)	517	8,618
ImmunoGen, Inc.* (Biotechnology)	564	9,464
Impax Laboratories, Inc.* (Pharmaceuticals)	564	11,432
Imperva, Inc.* (Software)	188	5,418
Infinera Corp.* (Telecommunications)	1,128	7,716
Infoblox, Inc.* (Software)	188	4,311
Inland Real Estate Corp. (REIT)	893	7,483
InnerWorkings, Inc.* (Software)	376	5,087
Innophos Holdings, Inc. (Chemicals)	141	7,961
Innospec, Inc.* (Chemicals)	188	5,567
Insight Enterprises, Inc.* (Computers)	282	4,746
Insperity, Inc. (Commercial Services)	282	7,628
Insulet Corp.* (Healthcare-Products)	376	8,035
Integra LifeSciences Holdings Corp.* (Healthcare-Products)	141	5,242
Integrated Device Technology, Inc.* (Semiconductors)	1,034	5,811
InterDigital, Inc. (Telecommunications)	329	9,709
Interface, Inc. (Office Furnishings)	658	8,969
Intermec, Inc.* (Machinery-Diversified)	752	4,662
InterMune, Inc.* (Biotechnology)	517	6,178
International Bancshares Corp. (Banks)	423	8,257
International Rectifier Corp.* (Semiconductors)	846	16,912
International Speedway Corp.—Class A (Entertainment)	329	8,613
Intersections, Inc. (Commercial Services)	235	3,725
Intersil Corp.—Class A (Semiconductors)	1,081	11,513
Interval Leisure Group, Inc. (Leisure Time)	282	5,361
Intralinks Holdings, Inc.* (Internet)	846	3,705
Invacare Corp. (Healthcare-Products)	376	5,802
InvenSense, Inc.* (Electronics)	329	3,718
Invesco Mortgage Capital, Inc. (REIT)	799	14,654
Investment Technology Group, Inc.* (Diversified Financial Services)	564	5,189
Investors Bancorp, Inc.* (Savings & Loans)	799	12,057
ION Geophysical Corp.* (Oil & Gas Services)	893	5,885
IPC The Hospitalist Co.* (Healthcare-Services)	141	6,390
Iridium Communications, Inc.* (Telecommunications)	611	5,475
iRobot Corp.* (Machinery-Diversified)	188	4,164
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	611	8,420
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	893	10,716
Ixia* (Telecommunications)	376	4,520
J & J Snack Foods Corp. (Food)	94	5,555
j2 Global, Inc. (Computers)	470	12,417
Jack in the Box, Inc.* (Retail)	376	10,483
JAKKS Pacific, Inc. (Toys/Games/Hobbies)	517	8,277
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	282	12,693
JDA Software Group, Inc.* (Software)	329	9,768
JetBlue Airways Corp.* (Airlines)	1,363	7,224
Jive Software, Inc.* (Software)	188	3,946
Jos. A. Bank Clothiers, Inc.* (Retail)	141	5,987
K12, Inc.* (Commercial Services)	235	5,476
Kaiser Aluminum Corp. (Mining)	94	4,873
Kaman Corp. (Aerospace/Defense)	141	4,363
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	423	6,705
Kaydon Corp. (Metal Fabricate/Hardware)	423	9,048
KB Home (Home Builders)	423	4,145
KBW, Inc. (Diversified Financial Services)	423	6,958
Kenexa Corp.* (Commercial Services)	235	6,822
Kennedy-Wilson Holdings, Inc. (Real Estate)	470	6,585
Key Energy Services, Inc.* (Oil & Gas Services)	1,175	8,930
Keynote Systems, Inc. (Internet)	282	4,188
Knight Capital Group, Inc.—Class A* (Diversified Financial Services)	893	10,662
Knight Transportation, Inc. (Transportation)	893	14,279
Knoll, Inc. (Office Furnishings)	517	6,938
Kodiak Oil & Gas Corp.* (Oil & Gas)	1,551	12,734

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 131

Common Stocks, continued

	Shares	Value
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	141	$4,794
Korn/Ferry International* (Commercial Services)	564	8,093
Kraton Performance Polymers, Inc.* (Chemicals)	282	6,179
Krispy Kreme Doughnuts, Inc.* (Retail)	752	4,805
La-Z-Boy, Inc.* (Home Furnishings)	470	5,776
Laclede Group, Inc. (Gas)	188	7,484
Lakeland Bancorp, Inc. (Banks)	282	2,967
Lancaster Colony Corp. (Food)	94	6,694
LaSalle Hotel Properties (REIT)	611	17,805
Lattice Semiconductor Corp.* (Semiconductors)	1,081	4,075
Leap Wireless International, Inc.* (Telecommunications)	517	3,324
LeapFrog Enterprises, Inc.* (Toys/ Games/Hobbies)	517	5,304
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	2,632	5,922
Lexington Realty Trust (REIT)	893	7,564
Life Time Fitness, Inc.* (Leisure Time)	282	13,116
Ligand Phamaceuticals, Inc.—Class B* (Biotechnology)	235	3,981
Lindsay Manufacturing Co. (Machinery-Diversified)	141	9,151
Lions Gate Entertainment Corp.* (Entertainment)	564	8,313
Liquidity Services, Inc.* (Internet)	188	9,624
Lithia Motors, Inc.—Class A (Retail)	188	4,333
Littelfuse, Inc. (Electrical Components & Equipment)	141	8,021
Live Nation, Inc.* (Commercial Services)	940	8,629
LivePerson, Inc.* (Computers)	423	8,062
LogMeIn, Inc.* (Telecommunications)	188	5,738
Loral Space & Communications, Inc. (Telecommunications)	94	6,331
Louisiana-Pacific Corp.* (Building Materials)	752	8,182
LSB Industries, Inc.* (Miscellaneous Manufacturing)	188	5,811
LTC Properties, Inc. (REIT)	188	6,821
LTX-Credence Corp.* (Semiconductors)	564	3,779
Lufkin Industries, Inc. (Oil & Gas Services)	188	10,212
Lumber Liquidators Holdings, Inc.* (Retail)	188	6,353
Luminex Corp.* (Healthcare-Products)	235	5,755
M.D.C. Holdings, Inc. (Home Builders)	188	6,142
Magellan Health Services, Inc.* (Healthcare-Services)	188	8,522
magicJack VocalTec, Ltd.* (Internet)	188	3,572
Magnum Hunter Resources Corp.* (Oil & Gas)	1,410	5,894
Main Street Capital Corp. (Investment Companies)	282	6,824
MAKO Surgical Corp.* (Healthcare-Products)	235	6,018
Manhattan Associates, Inc.* (Computers)	141	6,445
MannKind Corp.* (Pharmaceuticals)	1,739	3,982
ManTech International Corp.—Class A (Software)	235	5,515
MAP Pharmaceuticals, Inc.* (Pharmaceuticals)	282	4,224
MarketAxess Holdings, Inc. (Diversified Financial Services)	329	8,765
Marriott Vacations Worldwide Corp.* (Entertainment)	235	7,280
Masimo Corp.* (Healthcare-Products)	470	10,519
MasTec, Inc.* (Engineering & Construction)	611	9,189
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	188	6,108
MAXIMUS, Inc. (Commercial Services)	282	14,593
MB Financial, Inc. (Banks)	329	7,087
McEwen Mining, Inc.* (Mining)	2,162	6,508
McGrath Rentcorp (Commercial Services)	188	4,982
McMoRan Exploration Co.* (Oil & Gas)	705	8,932
Meadowbrook Insurance Group, Inc. (Insurance)	423	3,718
Measurement Specialties, Inc.* (Electronics)	141	4,584
MedAssets, Inc.* (Software)	470	6,322
Medical Properties Trust, Inc. (REIT)	893	8,591
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	470	16,050
Medidata Solutions, Inc.* (Software)	141	4,606
Medley Capital Corp. (Private Equity)	470	5,659
MEMC Electronic Materials, Inc.* (Semiconductors)	1,645	3,570
Mentor Graphics Corp.* (Computers)	611	9,165
Meredith Corp. (Media)	329	10,508
Meridian Bioscience, Inc. (Healthcare-Products)	235	4,808
Merit Medical Systems, Inc.* (Healthcare-Products)	470	6,491
Meritage Homes Corp.* (Home Builders)	188	6,381
Meritor, Inc.* (Auto Parts & Equipment)	799	4,171
MetroCorp Bancshares, Inc.* (Banks)	423	4,513
Metropolitan Health Networks, Inc.* (Healthcare-Services)	423	4,048
MGIC Investment Corp.* (Insurance)	2,303	6,633
Micrel, Inc. (Semiconductors)	517	4,927
Microsemi Corp.* (Semiconductors)	517	9,559
MicroStrategy, Inc.—Class A* (Software)	47	6,103
Millennial Media, Inc.* (Advertising)	282	3,720
Mine Safety Appliances Co. (Environmental Control)	235	9,456
Minerals Technologies, Inc. (Chemicals)	94	5,995
MIPS Technologies, Inc.* (Semiconductors)	564	3,762
Mistras Group, Inc.* (Engineering & Construction)	188	4,941
MKS Instruments, Inc. (Semiconductors)	282	8,158
MModal, Inc.* (Software)	423	5,491
Mobile Mini, Inc.* (Storage/Warehousing)	423	6,091
Molina Healthcare, Inc.* (Healthcare-Services)	188	4,410
Momenta Pharmaceuticals, Inc.* (Biotechnology)	423	5,719
Monmouth Real Estate Investment Corp.—Class A (REIT)	470	5,508
Monolithic Power Systems, Inc.* (Semiconductors)	235	4,669
Monotype Imaging Holdings, Inc.* (Software)	235	3,941
Monro Muffler Brake, Inc. (Commercial Services)	235	7,811
Monster Worldwide, Inc.* (Commercial Services)	893	7,591
Montpelier Re Holdings, Ltd. (Insurance)	611	13,008
Moog, Inc.—Class A* (Aerospace/Defense)	188	7,774
Move, Inc.* (Internet)	1	7
MTS Systems Corp. (Computers)	94	3,624
Mueller Industries, Inc. (Metal Fabricate/Hardware)	282	12,010
Mueller Water Products, Inc.—Class A (Metal Fabricate/Hardware)	1,316	4,553
Multi-Color Corp. (Commercial Services)	188	4,181
Multimedia Games Holding Co., Inc.* (Entertainment)	282	3,948
MVC Capital, Inc. (Investment Companies)	282	3,652
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	47	4,830
Myers Industries, Inc. (Miscellaneous Manufacturing)	235	4,033
MYR Group, Inc.* (Engineering & Construction)	235	4,009
Nanometrics, Inc.* (Semiconductors)	282	4,332

See accompanying notes to the financial statements.

132 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Nash Finch Co. (Food)	188	$4,038
National CineMedia, Inc. (Entertainment)	423	6,417
National Financial Partners* (Diversified Financial Services)	329	4,409
National Health Investors, Inc. (REIT)	188	9,573
National Penn Bancshares, Inc. (Banks)	1,175	11,245
Nationstar Mortgage Holdings, Inc.* (Diversified Financial Services)	329	7,080
Navigant Consulting Co.* (Commercial Services)	658	8,317
NBT Bancorp, Inc. (Banks)	235	5,074
Nektar Therapeutics* (Pharmaceuticals)	846	6,827
Nelnet, Inc.—Class A (Diversified Financial Services)	235	5,405
Neogen Corp.* (Pharmaceuticals)	141	6,514
NETGEAR, Inc.* (Telecommunications)	282	9,732
NetScout Systems, Inc.* (Computers)	282	6,088
Netspend Holdings, Inc.* (Diversified Financial Services)	470	4,319
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	799	6,320
Neutral Tandem, Inc.* (Telecommunications)	282	3,717
New Jersey Resources Corp. (Gas)	282	12,298
NewLink Genetics Corp.* (Biotechnology)	235	3,520
Newpark Resources, Inc.* (Oil & Gas Services)	799	4,714
Newport Corp.* (Electronics)	329	3,955
NIC, Inc. (Internet)	517	6,566
NN, Inc.* (Metal Fabricate/Hardware)	329	3,359
Northern Oil and Gas, Inc.* (Oil & Gas)	423	6,743
Northwest Bancshares, Inc. (Savings & Loans)	1,081	12,659
Northwest Natural Gas Co. (Gas)	235	11,186
NorthWestern Corp. (Electric)	470	17,249
NPS Pharmaceuticals, Inc.* (Biotechnology)	846	7,284
NuVasive, Inc.* (Healthcare-Products)	329	8,343
NxStage Medical, Inc.* (Healthcare-Products)	376	6,302
Oasis Petroleum, Inc.* (Oil & Gas)	517	12,501
Ocwen Financial Corp.* (Diversified Financial Services)	893	16,771
OCZ Technology Group, Inc.* (Computers)	799	4,235
Odyssey Marine Exploration, Inc.* (Commercial Services)	940	3,516
Office Depot, Inc.* (Retail)	2,538	5,482
OfficeMax, Inc.* (Retail)	893	4,519
Old Dominion Freight Line, Inc.* (Transportation)	282	12,208
Old National Bancorp (Banks)	752	9,032
Olin Corp. (Chemicals)	658	13,746
OM Group, Inc.* (Chemicals)	329	6,251
OMEGA Healthcare Investors, Inc. (REIT)	846	19,035
Omeros Corp.* (Biotechnology)	376	3,760
OmniVision Technologies, Inc.* (Semiconductors)	329	4,395
On Assignment, Inc.* (Commercial Services)	423	6,751
Oncothyreon, Inc.* (Biotechnology)	752	3,519
OneBeacon Insurance Group, Ltd. (Insurance)	282	3,672
OpenTable, Inc.* (Internet)	141	6,346
Opko Health, Inc.* (Pharmaceuticals)	1,081	4,973
Optimer Pharmaceuticals, Inc.* (Pharmaceuticals)	329	5,106
Orbital Sciences Corp.* (Aerospace/Defense)	517	6,680
Orexigen Therapeutics, Inc.* (Pharmaceuticals)	611	3,385
Orient-Express Hotels, Ltd.—Class A* (Lodging)	799	6,688
Oriental Financial Group, Inc. (Banks)	517	5,728
Oritani Financial Corp. (Savings & Loans)	470	6,763
Ormat Technologies, Inc. (Electric)	188	4,021
Orthofix International N.V.* (Healthcare-Products)	141	5,816
OSI Systems, Inc.* (Electronics)	141	8,931
Otter Tail Corp. (Electric)	235	5,374
Owens & Minor, Inc. (Distribution/Wholesale)	376	11,517
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	235	3,769
PacWest Bancorp (Banks)	329	7,787
Papa John’s International, Inc.* (Retail)	141	6,707
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	282	10,191
Parametric Technology Corp.* (Software)	799	16,747
PAREXEL International Corp.* (Commercial Services)	423	11,941
Park Electrochemical Corp. (Electronics)	141	3,649
Park National Corp. (Banks)	94	6,557
Parker Drilling Co.* (Oil & Gas)	893	4,027
PDC Energy, Inc.* (Oil & Gas)	235	5,762
PDL BioPharma, Inc. (Biotechnology)	846	5,609
Pebblebrook Hotel Trust (REIT)	517	12,051
Peet’s Coffee & Tea, Inc.* (Beverages)	94	5,644
Pegasystems, Inc. (Software)	188	6,200
Penn Virginia Corp. (Oil & Gas)	517	3,795
Pennsylvania REIT (REIT)	423	6,337
PennyMac Mortgage Investment Trust (REIT)	470	9,273
Penske Automotive Group, Inc. (Retail)	517	10,981
Perficient, Inc.* (Internet)	470	5,278
Pharmacyclics, Inc.* (Pharmaceuticals)	376	20,533
PharMerica Corp.* (Pharmaceuticals)	376	4,106
PHH Corp.* (Commercial Services)	423	7,394
Photronics, Inc.* (Semiconductors)	611	3,727
Piedmont Natural Gas Co., Inc. (Gas)	470	15,129
Pier 1 Imports, Inc. (Retail)	611	10,039
Pilgrim’s Pride Corp.* (Food)	893	6,385
Pinnacle Entertainment, Inc.* (Entertainment)	470	4,521
Pinnacle Financial Partners, Inc.* (Banks)	376	7,336
Pioneer Drilling Co.* (Oil & Gas)	658	5,244
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	235	5,506
Plantronics, Inc. (Telecommunications)	282	9,419
Platinum Underwriters Holdings, Ltd. (Insurance)	376	14,326
Plexus Corp.* (Electronics)	282	7,952
PNM Resources, Inc. (Electric)	940	18,368
PolyOne Corp. (Chemicals)	517	7,073
Pool Corp. (Distribution/Wholesale)	141	5,705
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	141	12,868
Portland General Electric Co. (Electric)	658	17,542
Post Holdings, Inc.* (Food)	282	8,672
Potlatch Corp. (REIT)	235	7,506
Power Integrations, Inc. (Semiconductors)	235	8,766
Power-One, Inc.* (Electrical Components & Equipment)	752	3,399
Preferred Bank* (Banks)	282	3,768
Premiere Global Services, Inc.* (Telecommunications)	611	5,126
Prestige Brands Holdings, Inc.* (Household Products/Wares)	470	7,431
PriceSmart, Inc. (Retail)	188	12,692
Primerica, Inc. (Insurance)	799	21,357
Primoris Services Corp. (Holding Companies-Diversified)	423	5,076
Primus Telecommunications Group, Inc. (Telecommunications)	282	4,391
PrivateBancorp, Inc. (Banks)	611	9,018
Progress Software Corp.* (Software)	470	9,809
Prospect Capital Corp. (Investment Companies)	799	9,101
Prosperity Bancshares, Inc. (Banks)	517	21,730
Proto Labs, Inc.* (Miscellaneous Manufacturing)	141	4,055

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 133

Common Stocks, continued

	Shares	Value
Provident Financial Services, Inc. (Savings & Loans)	517	$7,936
PS Business Parks, Inc. (REIT)	188	12,731
PSS World Medical, Inc.* (Healthcare-Products)	423	8,879
QLIK Technologies, Inc.* (Software)	658	14,555
QLogic Corp.* (Semiconductors)	893	12,225
Quad Graphics, Inc. (Commercial Services)	282	4,055
Quaker Chemical Corp. (Chemicals)	94	4,344
Quality Systems, Inc. (Software)	282	7,758
Quanex Building Products Corp. (Building Materials)	329	5,883
Quantum Corp.* (Computers)	2,115	4,293
Quest Software, Inc.* (Software)	329	9,163
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	376	20,018
Quicksilver Resources, Inc.* (Oil & Gas)	940	5,095
Quidel Corp.* (Healthcare-Products)	235	3,685
QuinStreet, Inc.* (Internet)	564	5,223
Radian Group, Inc. (Insurance)	1,410	4,639
RadioShack Corp. (Retail)	1,457	5,595
RailAmerica, Inc.* (Transportation)	235	5,687
Rambus, Inc.* (Semiconductors)	1,034	5,935
Raven Industries, Inc. (Miscellaneous Manufacturing)	94	6,541
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	141	6,669
RealD, Inc.* (Computers)	376	5,625
RealPage, Inc.* (Software)	329	7,620
Redwood Trust, Inc. (REIT)	658	8,212
Regis Corp. (Retail)	611	10,974
Rent-A-Center, Inc. (Commercial Services)	423	14,272
Resolute Energy Corp.* (Oil & Gas)	705	6,747
Resolute Forest Products, Inc.* (Forest Products & Paper)	846	9,797
Resources Connection, Inc. (Commercial Services)	470	5,781
Responsys, Inc.* (Internet)	470	5,696
Retail Opportunity Investments Corp. (REIT)	611	7,369
Rex Energy Corp.* (Oil & Gas)	423	4,742
Rexnord Corp.* (Metal Fabricate/Hardware)	376	7,535
RF Micro Devices, Inc.* (Telecommunications)	1,692	7,191
Rigel Pharmaceuticals, Inc.* (Pharmaceuticals)	658	6,119
RLI Corp. (Insurance)	141	9,616
RLJ Lodging Trust (REIT)	940	17,042
Robbins & Myers, Inc. (Machinery-Diversified)	329	13,759
Rockwell Medical, Inc.* (Healthcare-Products)	329	3,063
Rofin-Sinar Technologies, Inc.* (Electronics)	235	4,449
Rogers Corp.* (Electronics)	94	3,723
Rosetta Resources, Inc.* (Oil & Gas)	282	10,332
Roundy’s, Inc. (Retail)	517	5,279
Rouse Properties, Inc.* (REIT)	470	6,369
RPX Corp.* (Commercial Services)	329	4,721
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	329	7,445
S&T Bancorp, Inc. (Banks)	188	3,472
Sabra Health Care REIT, Inc. (REIT)	282	4,825
Saks, Inc.* (Retail)	1,175	12,514
Sanderson Farms, Inc. (Food)	141	6,461
Sanmina-SCI Corp.* (Electronics)	752	6,159
Santarus, Inc.* (Pharmaceuticals)	517	3,666
Sapient Corp. (Internet)	987	9,939
Sauer-Danfoss, Inc. (Machinery-Diversified)	141	4,925
ScanSource, Inc.* (Distribution/Wholesale)	188	5,760
Schnitzer Steel Industries, Inc.—Class A (Iron/Steel)	235	6,585
Scholastic Corp. (Media)	235	6,618
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	94	6,405
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	611	4,283
Scientific Games Corp.—Class A* (Entertainment)	611	5,224
Seattle Genetics, Inc.* (Biotechnology)	611	15,513
Select Comfort Corp.* (Home Furnishings)	376	7,866
Select Income REIT* (REIT)	235	5,584
Select Medical Holdings Corp.* (Healthcare-Services)	564	5,702
Selective Insurance Group, Inc. (Insurance)	517	9,001
SemGroup Corp.—Class A* (Pipelines)	329	10,505
Semtech Corp.* (Semiconductors)	376	9,144
Sensient Technologies Corp. (Chemicals)	423	15,537
Sequenom, Inc.* (Biotechnology)	1,175	4,771
ServiceSource International, Inc.* (Commercial Services)	470	6,510
Shenandoah Telecommunications Co. (Telecommunications)	282	3,838
Shuffle Master, Inc.* (Entertainment)	376	5,189
Shutterfly, Inc.* (Internet)	235	7,212
Silicon Graphics International Corp.* (Computers)	517	3,319
Silicon Image, Inc.* (Semiconductors)	846	3,502
Simpson Manufacturing Co., Inc. (Building Materials)	282	8,322
Six Flags Entertainment Corp. (Entertainment)	282	15,279
Skechers U.S.A., Inc.—Class A* (Apparel)	282	5,744
SkyWest, Inc. (Airlines)	564	3,683
Smart Balance, Inc.* (Food)	564	5,296
Smith & Wesson Holding Corp.* (Miscellaneous Manufacturing)	658	5,468
Smith Corp. (Miscellaneous Manufacturing)	470	22,978
Snyders-Lance, Inc. (Food)	564	14,230
Solar Capital, Ltd. (Investment Companies)	282	6,277
Solazyme, Inc.* (Energy-Alternate Sources)	282	3,920
Sonic Automotive, Inc. (Retail)	611	8,352
Sonic Corp.* (Retail)	517	5,180
Sonus Networks, Inc.* (Telecommunications)	2,350	5,053
Sotheby’s—Class A (Commercial Services)	423	14,111
Sourcefire, Inc.* (Internet)	188	9,663
South Jersey Industries, Inc. (Gas)	235	11,978
Southwest Gas Corp. (Gas)	282	12,309
Sovran Self Storage, Inc. (REIT)	188	9,417
Spansion, Inc.—Class A* (Computers)	564	6,193
Spectrum Brands Holdings, Inc.* (Household Products/Wares)	423	13,777
Spectrum Pharmaceuticals, Inc.* (Pharmaceuticals)	517	8,045
Spirit Airlines, Inc.* (Airlines)	329	6,402
SS&C Technologies Holdings, Inc.* (Software)	517	12,925
STAG Industrial, Inc. (REIT)	470	6,853
Stage Stores, Inc. (Retail)	282	5,166
Standard Microsystems Corp.* (Semiconductors)	235	8,669
Standard Motor Products, Inc. (Auto Parts & Equipment)	282	3,971
Standard Pacific Corp.* (Home Builders)	846	5,237
Star Scientific, Inc.* (Agriculture)	1,363	6,215
Starwood Property Trust, Inc. (REIT)	940	20,031
State Auto Financial Corp. (Insurance)	141	1,981
State Bank Finacial Corp.* (Banks)	235	3,563
STEC, Inc.* (Computers)	658	5,132
Steelcase, Inc.—Class A (Office Furnishings)	1,081	9,761

See accompanying notes to the financial statements.

134 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Stepan Co. (Chemicals)	47	$4,426
STERIS Corp. (Healthcare-Products)	470	14,744
Steven Madden, Ltd.* (Apparel)	235	7,461
Stifel Financial Corp.* (Diversified Financial Services)	376	11,618
Stillwater Mining Co.* (Mining)	940	8,028
Stone Energy Corp.* (Oil & Gas)	329	8,337
Stratasys, Inc.* (Computers)	141	6,987
Strategic Hotels & Resorts, Inc.* (REIT)	1,410	9,109
Strayer Education, Inc. (Commercial Services)	94	10,248
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	141	5,661
Sun Communities, Inc. (REIT)	188	8,317
Sun Healthcare Group, Inc.* (Healthcare-Services)	705	5,901
SunCoke Energy, Inc.*(a) (Coal)	517	7,574
SunPower Corp.* (Electrical Components & Equipment)	846	4,069
Sunstone Hotel Investors, Inc.* (REIT)	987	10,847
Super Micro Computer, Inc.* (Computers)	282	4,473
SuperValu, Inc. (Food)	1,927	9,982
Susquehanna Bancshares, Inc. (Banks)	1,598	16,459
Susser Holdings Corp.* (Retail)	141	5,241
Swift Energy Co.* (Oil & Gas)	376	6,997
Swift Transportation Co.* (Transportation)	705	6,662
Swisher Hygiene, Inc.* (Commercial Services)	1,974	4,994
Sykes Enterprises, Inc.* (Computers)	329	5,251
Symetra Financial Corp. (Insurance)	1,034	13,049
Symmetry Medical, Inc.* (Healthcare-Products)	517	4,436
Synageva BioPharma Corp.* (Pharmaceuticals)	141	5,719
Synaptics, Inc.* (Computers)	376	10,765
Synchronoss Technologies, Inc.* (Software)	282	5,209
SYNNEX Corp.* (Software)	282	9,726
Synta Pharmaceuticals Corp.* (Pharmaceuticals)	611	3,342
Syntel, Inc. (Computers)	94	5,706
Take-Two Interactive Software, Inc.* (Software)	658	6,225
TAL International Group, Inc. (Trucking & Leasing)	235	7,870
Tangoe, Inc.* (Software)	282	6,009
Targa Resources Corp. (Oil & Gas Services)	188	8,028
Team Health Holdings, Inc.* (Commercial Services)	376	9,058
Team, Inc.* (Commercial Services)	141	4,396
Teledyne Technologies, Inc.* (Aerospace/Defense)	188	11,590
TeleTech Holdings, Inc.* (Commercial Services)	470	7,520
Tellabs, Inc. (Telecommunications)	3,243	10,799
Tennant Co. (Machinery-Diversified)	141	5,633
Tenneco, Inc.* (Auto Parts & Equipment)	329	8,824
Tessera Technologies, Inc. (Semiconductors)	470	7,224
Tetra Tech, Inc.* (Environmental Control)	705	18,386
TETRA Technologies, Inc.* (Oil & Gas Services)	846	6,032
Texas Capital Bancshares, Inc.* (Banks)	329	13,288
Texas Industries, Inc. (Building Materials)	235	9,167
Texas Roadhouse, Inc. (Retail)	423	7,796
Textainer Group Holdings, Ltd. (Trucking & Leasing)	141	5,203
The Active Network, Inc.* (Internet)	517	7,957
The Andersons, Inc. (Agriculture)	141	6,015
The Brink’s Co. (Miscellaneous Manufacturing)	517	11,984
The Buckle, Inc. (Retail)	188	7,439
The Cato Corp.—Class A (Retail)	188	5,726
The Cheesecake Factory, Inc.* (Retail)	329	10,515
The Chefs’ Warehouse, Inc.* (Food)	188	3,393
The Children’s Place Retail Stores, Inc.* (Retail)	188	9,368
The Corporate Executive Board Co. (Commercial Services)	235	9,607
The Ensign Group, Inc. (Healthcare-Services)	141	3,986
The Finish Line, Inc.—Class A (Retail)	376	7,862
The Geo Group, Inc.* (Commercial Services)	752	17,085
The Greenbrier Cos., Inc.* (Trucking & Leasing)	235	4,131
The Hain Celestial Group, Inc.* (Food)	235	12,934
The Jones Group, Inc. (Apparel)	846	8,088
The Medicines Co.* (Biotechnology)	282	6,469
The Men’s Wearhouse, Inc. (Retail)	282	7,935
The Middleby Corp.* (Machinery-Diversified)	94	9,363
The New York Times Co.—Class A* (Media)	752	5,866
The Ryland Group, Inc. (Home Builders)	235	6,011
The Ultimate Software Group, Inc.* (Software)	141	12,566
The Warnaco Group, Inc.* (Apparel)	282	12,008
Theravance, Inc.* (Pharmaceuticals)	470	10,443
Thermon Group Holdings, Inc.* (Oil & Gas Services)	188	3,893
Threshold Pharmaceuticals, Inc.* (Pharmaceuticals)	423	3,130
Titan International, Inc. (Auto Parts & Equipment)	329	8,070
Titan Machinery, Inc.* (Distribution/Wholesale)	141	4,282
TiVo, Inc.* (Home Furnishings)	752	6,219
TNS, Inc.* (Commercial Services)	188	3,373
Tootsie Roll Industries, Inc. (Food)	282	6,729
Tornier* (Healthcare-Products)	188	4,215
Tower Group, Inc. (Insurance)	423	8,828
TowneBank (Banks)	282	3,948
TPC Group, Inc.* (Chemicals)	94	3,473
TreeHouse Foods, Inc.* (Food)	235	14,638
Trex Co., Inc.* (Building Materials)	141	4,243
Triangle Capital Corp. (Investment Companies)	329	7,495
TriMas Corp.* (Miscellaneous Manufacturing)	282	5,668
TriQuint Semiconductor, Inc.* (Semiconductors)	1,222	6,721
Trius Therapeutics, Inc.* (Biotechnology)	611	3,519
True Religion Apparel, Inc. (Apparel)	188	5,448
TrueBlue, Inc.* (Commercial Services)	564	8,731
TrustCo Bank Corp. NY (Banks)	705	3,849
Trustmark Corp. (Banks)	517	12,656
TTM Technologies, Inc.* (Electronics)	752	7,076
Tumi Holdings, Inc.* (Household Products/Wares)	235	4,113
Tutor Perini Corp.* (Engineering & Construction)	423	5,359
Two Harbors Investment Corp. (REIT)	658	6,817
Tyler Technologies, Inc.* (Software)	188	7,586
UIL Holdings Corp. (Electric)	423	15,169
Ultratech Stepper, Inc.* (Semiconductors)	188	5,922
UMB Financial Corp. (Banks)	329	16,855
Umpqua Holdings Corp. (Banks)	987	12,989
UniFirst Corp. (Textiles)	94	5,993
Unisys Corp.* (Computers)	282	5,513
United Bankshares, Inc. (Banks)	282	7,298
United Community Banks, Inc.* (Banks)	517	4,431
United Natural Foods, Inc.* (Food)	376	20,627
United Stationers, Inc. (Distribution/Wholesale)	376	10,133
Universal American Corp.* (Insurance)	564	5,939
Universal Corp. (Agriculture)	282	13,065
Universal Display Corp.* (Electrical Components & Equipment)	235	8,446
Universal Forest Products, Inc. (Building Materials)	141	5,496
Universal Technical Institute, Inc. (Commercial Services)	282	3,810
UNS Energy Corp. (Electric)	282	10,832
US Airways Group, Inc.* (Airlines)	893	11,904

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 135

Common Stocks, continued

	Shares	Value
USANA Health Sciences, Inc.* (Pharmaceuticals)	94	$3,865
USG Corp.* (Building Materials)	470	8,954
VAALCO Energy, Inc.* (Oil & Gas)	517	4,462
Vail Resorts, Inc. (Entertainment)	235	11,769
Valassis Communications, Inc.* (Commercial Services)	329	7,156
ValueClick, Inc.* (Internet)	611	10,014
Vector Group, Ltd. (Agriculture)	658	11,199
Veeco Instruments, Inc.* (Semiconductors)	282	9,690
Venoco, Inc.* (Oil & Gas)	470	4,705
Verint Systems, Inc.* (Software)	188	5,548
Viad Corp. (Commercial Services)	282	5,640
ViaSat, Inc.* (Telecommunications)	235	8,876
Vical, Inc.* (Biotechnology)	940	3,384
ViewPoint Financial Group, Inc. (Savings & Loans)	329	5,146
VirnetX Holding Corp.* (Internet)	282	9,941
ViroPharma, Inc.* (Pharmaceuticals)	517	12,253
VistaPrint N.V.* (Commercial Services)	282	9,109
Vitamin Shoppe, Inc.* (Retail)	235	12,909
VIVUS, Inc.* (Pharmaceuticals)	611	17,438
Vocera Communications, Inc.* (Computers)	141	3,777
Vocus, Inc.* (Internet)	235	4,371
Volcano Corp.* (Healthcare-Products)	376	10,772
Volterra Semiconductor Corp.* (Semiconductors)	329	7,715
Vonage Holdings Corp.* (Telecommunications)	2,632	5,290
W&T Offshore, Inc. (Oil & Gas)	423	6,472
Wabash National Corp.* (Auto Manufacturers)	611	4,045
Walter Investment Management Corp. (REIT)	141	3,305
Washington REIT (REIT)	470	13,371
Watsco, Inc. (Distribution/Wholesale)	141	10,406
Watts Water Technologies, Inc.—Class A (Electronics)	329	10,969
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	752	7,317
Web.com Group, Inc.* (Internet)	329	6,027
WebMD Health Corp.* (Internet)	517	10,604
Websense, Inc.* (Internet)	235	4,402
Webster Financial Corp. (Banks)	752	16,288
Weis Markets, Inc. (Food)	94	4,185
WellCare Health Plans, Inc.* (Healthcare-Services)	235	12,455
Werner Enterprises, Inc. (Transportation)	658	15,720
WesBanco, Inc. (Banks)	141	2,998
Wesco Aircraft Holdings, Inc.* (Storage/Warehousing)	282	3,590
West Pharmaceutical Services, Inc. (Healthcare-Products)	282	14,238
Westamerica Bancorp (Banks)	188	8,872
Western Alliance Bancorp* (Banks)	564	5,279
Western Refining, Inc. (Oil & Gas)	376	8,374
WGL Holdings, Inc. (Gas)	282	11,210
Winnebago Industries, Inc.* (Home Builders)	376	3,831
Wintrust Financial Corp. (Banks)	282	10,011
WisdomTree Investments, Inc.* (Diversified Financial Services)	658	4,323
WMS Industries, Inc.* (Leisure Time)	423	8,439
Wolverine World Wide, Inc. (Apparel)	329	12,759
Woodward, Inc. (Electronics)	376	14,829
World Acceptance Corp.* (Diversified Financial Services)	94	6,185
Worthington Industries, Inc. (Metal Fabricate/Hardware)	658	13,469
Wright Express Corp.* (Commercial Services)	329	20,306
Wright Medical Group, Inc.* (Healthcare-Products)	282	6,021
XO Group, Inc.* (Internet)	517	4,586
XPO Logistics, Inc.* (Transportation)	235	3,948
Yelp, Inc.* (Internet)	141	3,205
ZIOPHARM Oncology, Inc.* (Biotechnology)	705	4,195
Zipcar, Inc.* (Commercial Services)	423	4,962
Zumiez, Inc.* (Retail)	188	7,445
TOTAL COMMON STOCKS (Cost $6,843,819)		7,678,034

Repurchase Agreements(b)(c) (52.1%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.09%—0.10%, dated 6/29/12, due 7/2/12, total to be received $8,572,067	$8,572,000	$8,572,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,572,000)		8,572,000
TOTAL INVESTMENT SECURITIES (Cost $15,415,819)—98.8%		16,250,034
Net other assets (liabilities)—1.2%		198,532
NET ASSETS—100.0%		$16,448,566

*                 Non-income producing security

^                  All or a portion of this security is designated on the ProFund VP UltraSmall-Cap’s records as collateral for when-issued securities.

(a)          Represents a security purchased on a when-issued basis.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2012, the aggregate amount held in a segregated account was $2,737,000.

(c)          The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts expiring 9/24/12 (Underlying notional amount at value $2,547,840)	32	$109,944

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$19,045,890	$531,794
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	3,721,495	116,203
		$647,997

See accompanying notes to the financial statements.

136 :: ProFund VP UltraSmall-Cap :: Financial Statements

ProFund VP UltraSmall-Cap invested in the following industries as of June 30, 2012:

	Value	% of Net Assets
Advertising	$3,720	NM
Aerospace/Defense	89,588	0.5%
Agriculture	36,494	0.2%
Airlines	52,636	0.3%
Apparel	77,147	0.5%
Auto Manufacturers	4,045	NM
Auto Parts & Equipment	67,883	0.4%
Banks	476,124	2.9%
Beverages	11,331	0.1%
Biotechnology	196,361	1.2%
Building Materials	66,064	0.4%
Chemicals	129,607	0.8%
Coal	25,707	0.2%
Commercial Services	560,503	3.4%
Computers	159,315	1.0%
Cosmetics/Personal Care	9,120	0.1%
Distribution/Wholesale	63,305	0.4%
Diversified Financial Services	167,254	1.0%
Electric	217,333	1.3%
Electrical Components & Equipment	77,037	0.5%
Electronics	167,670	1.0%
Energy-Alternate Sources	21,914	0.1%
Engineering & Construction	62,991	0.4%
Entertainment	76,553	0.5%
Environmental Control	52,806	0.3%
Food	178,826	1.1%
Forest Products & Paper	59,697	0.4%
Gas	81,594	0.5%
Healthcare-Products	287,208	1.7%
Healthcare-Services	110,285	0.7%
Holding Companies-Diversified	10,568	0.1%
Home Builders	31,747	0.2%
Home Furnishings	23,608	0.1%
Household Products/Wares	55,898	0.3%
Insurance	207,351	1.3%
Internet	229,616	1.4%
Investment Companies	69,299	0.4%
Iron/Steel	6,585	NM
Leisure Time	45,174	0.3%
Lodging	28,950	0.2%
Machinery-Construction & Mining	5,768	NM
Machinery-Diversified	117,466	0.7%
Media	46,849	0.3%
Metal Fabricate/Hardware	70,497	0.4%
Mining	64,167	0.4%
Miscellaneous Manufacturing	179,743	1.1%
Office Furnishings	41,634	0.3%
Oil & Gas	247,027	1.5%
Oil & Gas Services	111,161	0.7%
Packaging & Containers	5,946	NM
Pharmaceuticals	308,943	1.9%
Pipelines	10,505	0.1%
Private Equity	10,456	0.1%
REIT	574,383	3.5%
Real Estate	10,516	0.1%
Retail	461,396	2.8%
Savings & Loans	70,451	0.4%
Semiconductors	270,196	1.6%
Software	317,952	1.9%
Storage/Warehousing	9,681	0.1%
Telecommunications	246,600	1.5%
Textiles	5,993	NM
Toys/Games/Hobbies	13,581	0.1%
Transportation	135,784	0.8%
Trucking & Leasing	24,567	0.1%
Water	17,858	0.1%
Other**	8,770,532	53.3%
Total	$16,448,566	100.0%

**           Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

REIT       Real Estate Investment Trust

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 137

Statement of Assets and Liabilities (unaudited)
June 30, 2012

ASSETS:
Total Investment Securities, at cost	$15,415,819
Securities, at value	7,678,034
Repurchase agreements, at value	8,572,000
Total Investment Securities, at value	16,250,034
Cash	113,927
Segregated cash balances with brokers	211,393
Segregated cash balances with custodian	738
Dividends and interest receivable	9,327
Unrealized gain on swap agreements	647,997
Receivable for capital shares issued	294,359
Receivable for investments sold	6,909
Variation margin on futures contracts	77,567
Prepaid expenses	507
TOTAL ASSETS	17,612,758
LIABILITIES:
Payable for investments purchased	108,346
Payable for capital shares redeemed	1,003,376
Advisory fees payable	5,195
Management services fees payable	693
Administration fees payable	568
Administrative services fees payable	8,265
Distribution fees payable	8,637
Transfer agency fees payable	2,256
Fund accounting fees payable	1,332
Compliance services fees payable	208
Other accrued expenses	25,316
TOTAL LIABILITIES	1,164,192
NET ASSETS	$16,448,566
NET ASSETS CONSIST OF:
Capital	$28,152,404
Accumulated net investment income (loss)	(144,643)
Accumulated net realized gains (losses) on investments	(13,151,351)
Net unrealized appreciation (depreciation) on investments	1,592,156
NET ASSETS	$16,448,566
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,391,706
Net Asset Value (offering and redemption price per share)	$11.82

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2012

INVESTMENT INCOME:
Dividends	$37,119
Interest	7,925
TOTAL INVESTMENT INCOME	45,044
EXPENSES:
Advisory fees	84,316
Management services fees	11,242
Administration fees	5,152
Transfer agency fees	8,199
Administrative services fees	30,046
Distribution fees	28,105
Custody fees	7,126
Fund accounting fees	15,227
Trustee fees	260
Compliance services fees	165
Other fees	25,582
Total Gross Expenses before reductions	215,420
Less Expenses reduced by the Advisor	(26,552)
TOTAL NET EXPENSES	188,868
NET INVESTMENT INCOME (LOSS)	(143,824)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	89,275
Net realized gains (losses) on futures contracts	52,217
Net realized gains (losses) on swap agreements	258,755
Change in net unrealized appreciation/depreciation on investments	1,606,921
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,007,168
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,863,344

See accompanying notes to the financial statements.

138 :: ProFund VP UltraSmall-Cap :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(143,824)	$(399,151)
Net realized gains (losses) on investments	400,247	(7,344,163)
Change in net unrealized appreciation/depreciation on investments	1,606,921	(443,055)
Change in net assets resulting from operations	1,863,344	(8,186,369)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	—	(6,738,944)
Return of capital	—	(312,345)
Change in net assets resulting from distributions	—	(7,051,289)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	170,723,622	345,728,120
Dividends reinvested	—	7,051,289
Value of shares redeemed	(175,198,445)	(350,747,770)
Change in net assets resulting from capital transactions	(4,474,823)	2,031,639
Change in net assets	(2,611,479)	(13,206,019)
NET ASSETS:
Beginning of period	19,060,045	32,266,064
End of period	$16,448,566	$19,060,045
Accumulated net investment income (loss)	$(144,643)	$(819)
SHARE TRANSACTIONS:
Issued	14,203,590	26,506,787
Reinvested	—	521,159
Redeemed	(14,661,694)	(27,176,652)
Change in shares	(458,104)	(148,706)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP UltraSmall-Cap :: 139

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2012 (unaudited)		Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$10.30		$16.15	$10.89	$7.77	$23.23	$27.10

Investment Activities:
Net investment income (loss)(a)	(0.08)		(0.20)	(0.18)	(0.07)	0.01	0.17
Net realized and unrealized gains (losses) on investments	1.60		(1.96)	5.44	3.20	(15.26)	(3.73)
Total income (loss) from investment activities	1.52		(2.16)	5.26	3.13	(15.25)	(3.56)

Distributions to Shareholders From:
Net investment income	—		—	—	(0.01)	(0.21)	(0.31)
Net realized gains on investments	—		(3.53)	—	—	—	—
Return of capital	—		(0.16)	—	—	—	—
Total distributions	—		(3.69)	—	(0.01)	(0.21)	(0.31)

Net Asset Value, End of Period	$11.82		$10.30	$16.15	$10.89	$7.77	$23.23

Total Return	14.76	%(b)	(18.83)%	48.44%	40.18%	(66.18)%	(13.21)%

Ratios to Average Net Assets:
Gross expenses(c)	1.92%		1.84%	1.82%	1.89%	1.83%	1.73%
Net expenses(c)	1.68%		1.68%	1.68%	1.66%	1.63%	1.63%
Net investment income (loss)(c)	(1.28)%		(1.50)%	(1.41)%	(0.97)%	0.10%	0.63%

Supplemental Data:
Net assets, end of period (000’s)	$16,449		$19,060	$32,266	$16,830	$22,769	$23,541
Portfolio turnover rate(d)	50	%(b)	38%	211%	153%	368%	418%

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)             Not annualized for periods less than one year.

(c)              Annualized for periods less than one year.

(d)             Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

140 :: ProFund VP UltraNASDAQ-100 :: Financial Statements

Investment Objective: The ProFund VP UltraNASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the NASDAQ-100 Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2012

Market Exposure

Investment Type	% of Net Assets
Equity Securities	59%
Futures Contracts	14%
Swap Agreements	127%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	11.0%
Microsoft Corp.	5.2%
Google, Inc.—Class A	3.0%
Oracle Corp.	3.0%
Intel Corp.	2.7%

NASDAQ-100 Index — Composition

% of Index
Technology	54%
Communications	25%
Consumer Non-Cyclical	13%
Consumer Cyclical	7%
Industrial	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (58.6%)

	Shares	Value
Activision Blizzard, Inc. (Software)	7,068	$84,745
Adobe Systems, Inc.* (Software)	3,162	102,354
Akamai Technologies, Inc.* (Internet)	1,147	36,417
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,209	120,054
Altera Corp. (Semiconductors)	2,046	69,237
Amazon.com, Inc.* (Internet)	2,852	651,254
Amgen, Inc. (Biotechnology)	4,929	360,014
Apollo Group, Inc.—Class A* (Commercial Services)	775	28,047
Apple Computer, Inc.* (Computers)	5,952	3,475,968
Applied Materials, Inc. (Semiconductors)	8,153	93,433
Autodesk, Inc.* (Software)	1,457	50,980
Automatic Data Processing, Inc. (Commercial Services)	3,100	172,546
Avago Technologies, Ltd. (Semiconductors)	1,550	55,645
Baidu, Inc.ADR* (Internet)	1,736	199,605
Bed Bath & Beyond, Inc.* (Retail)	1,488	91,958
Biogen Idec, Inc.* (Biotechnology)	1,519	219,313
BMC Software, Inc.* (Software)	1,023	43,662
Broadcom Corp.—Class A (Semiconductors)	3,162	106,876
C.H. Robinson Worldwide, Inc. (Transportation)	1,023	59,876
CA, Inc. (Software)	3,007	81,460
Celgene Corp.* (Biotechnology)	2,790	179,006
Cerner Corp.* (Software)	1,085	89,686
Check Point Software Technologies, Ltd.* (Software)	1,302	64,566
Cisco Systems, Inc. (Telecommunications)	34,007	583,900
Citrix Systems, Inc.* (Software)	1,178	98,881
Cognizant Technology Solutions Corp.* (Computers)	1,922	115,320
Comcast Corp.—Class A (Media)	13,392	428,142
Costco Wholesale Corp. (Retail)	2,759	262,105
Ctrip.com International, Ltd.ADR* (Internet)	930	15,587
Dell, Inc.* (Computers)	11,098	138,947
DENTSPLY International, Inc. (Healthcare-Products)	899	33,991
DIRECTV—Class A* (Media)	4,154	202,798
Dollar Tree, Inc.* (Retail)	1,488	80,054
eBay, Inc.* (Internet)	8,215	345,112
Electronic Arts, Inc.* (Software)	2,015	24,885
Expedia, Inc. (Internet)	713	34,274
Expeditors International of Washington, Inc. (Transportation)	1,364	52,855
Express Scripts Holding Co.* (Pharmaceuticals)	5,115	285,570
F5 Networks, Inc.* (Internet)	496	49,382
Fastenal Co. (Distribution/Wholesale)	1,891	76,226
Fiserv, Inc.* (Software)	868	62,687
Flextronics International, Ltd.* (Electronics)	4,278	26,524
Fossil, Inc.* (Distribution/Wholesale)	403	30,846
Garmin, Ltd. (Electronics)	1,333	51,041
Gilead Sciences, Inc.* (Biotechnology)	4,805	246,400
Google, Inc.—Class A* (Internet)	1,643	953,055
Green Mountain Coffee Roasters, Inc.* (Beverages)	992	21,606
Henry Schein, Inc.* (Healthcare-Products)	558	43,797
Infosys Technologies, Ltd.ADR (Computers)	496	22,350
Intel Corp. (Semiconductors)	31,961	851,761
Intuit, Inc. (Software)	1,860	110,391
Intuitive Surgical, Inc.* (Healthcare-Products)	248	137,340
KLA-Tencor Corp. (Semiconductors)	1,054	51,910
Lam Research Corp.* (Semiconductors)	775	29,249
Liberty Media Holding Corp.—Interactive Series A* (Internet)	3,379	60,112
Life Technologies Corp.* (Biotechnology)	1,147	51,604
Linear Technology Corp. (Semiconductors)	1,457	45,648
Marvell Technology Group, Ltd. (Semiconductors)	3,627	40,913
Mattel, Inc. (Toys/Games/Hobbies)	2,170	70,395
Maxim Integrated Products, Inc. (Semiconductors)	1,860	47,690
Microchip Technology, Inc. (Semiconductors)	1,240	41,019
Micron Technology, Inc.* (Semiconductors)	6,293	39,709
Microsoft Corp. (Software)	53,351	1,632,007
Monster Beverage Corp.* (Beverages)	1,116	79,459
Mylan Laboratories, Inc.* (Pharmaceuticals)	2,728	58,297
NetApp, Inc.* (Computers)	2,294	72,995
Netflix, Inc.* (Internet)	341	23,348
News Corp.—Class A (Media)	10,292	229,409
Nuance Communications, Inc.* (Software)	1,953	46,521
NVIDIA Corp.* (Semiconductors)	3,937	54,409
O’Reilly Automotive, Inc.* (Retail)	806	67,519
Oracle Corp. (Software)	31,589	938,193

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraNASDAQ-100 :: 141

Common Stocks, continued

	Shares	Value
PACCAR, Inc. (Auto Manufacturers)	2,263	$88,687
Paychex, Inc. (Commercial Services)	2,294	72,055
Perrigo Co. (Pharmaceuticals)	589	69,461
Priceline.com, Inc.* (Internet)	310	206,001
Qualcomm, Inc. (Telecommunications)	10,881	605,854
Randgold Resources, Ltd.ADR (Mining)	341	30,693
Research In Motion, Ltd.* (Computers)	3,286	24,284
Ross Stores, Inc. (Retail)	1,426	89,082
SanDisk Corp.* (Computers)	1,550	56,544
Seagate Technology PLC (Computers)	2,697	66,697
Sears Holdings Corp.* (Retail)	682	40,715
Sigma-Aldrich Corp. (Chemicals)	775	57,296
Sirius XM Radio, Inc.* (Media)	24,149	44,676
Staples, Inc. (Retail)	4,371	57,042
Starbucks Corp. (Retail)	4,805	256,203
Stericycle, Inc.* (Environmental Control)	527	48,310
Symantec Corp.* (Internet)	4,588	67,031
Texas Instruments, Inc. (Semiconductors)	7,254	208,117
VeriSign, Inc.* (Internet)	992	43,221
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,333	74,541
Viacom, Inc.—Class B (Media)	3,038	142,847
Virgin Media, Inc. (Telecommunications)	1,767	43,097
Vodafone Group PLCADR (Telecommunications)	5,828	164,233
Warner Chilcott PLC—Class A* (Pharmaceuticals)	1,581	28,332
Whole Foods Market, Inc. (Food)	1,178	112,287
Wynn Resorts, Ltd. (Lodging)	651	67,522
Xilinx, Inc. (Semiconductors)	1,674	56,196
Yahoo!, Inc.* (Internet)	7,750	122,683
TOTAL COMMON STOCKS (Cost $8,908,251)		18,446,642

Repurchase Agreements(a)(b) (38.2%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.09%—0.10%, dated 6/29/12, due 7/2/12, total to be received $12,036,094	$12,036,000	$12,036,000
TOTAL REPURCHASE AGREEMENTS (Cost $12,036,000)		12,036,000
TOTAL INVESTMENT SECURITIES (Cost $20,944,251)—96.8%		30,482,642
Net other assets (liabilities)—3.2%		1,006,188
NET ASSETS—100.0%		$31,488,830

*                 Non-income producing security

(a)          A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2012, the aggregate amount held in a segregated account was $5,219,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR    American Depositary Receipt

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts expiring 9/24/12 (Underlying notional amount at value $4,542,270)	87	$114,678

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$18,870,394	$322,278
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	21,107,055	407,153
		$729,431

ProFund VP UltraNASDAQ-100 invested in the following industries as of June 30, 2012:

	Value	% of Net Assets
Auto Manufacturers	$88,687	0.3%
Beverages	101,065	0.3%
Biotechnology	1,250,932	4.0%
Chemicals	57,296	0.2%
Commercial Services	272,648	0.9%
Computers	3,973,105	12.6%
Distribution/Wholesale	107,072	0.3%
Electronics	77,565	0.2%
Environmental Control	48,310	0.2%
Food	112,287	0.4%
Healthcare-Products	215,128	0.7%
Internet	2,807,082	8.9%
Lodging	67,522	0.2%
Media	1,047,872	3.3%
Mining	30,693	0.1%
Pharmaceuticals	441,660	1.4%
Retail	944,678	3.0%
Semiconductors	1,791,812	5.7%
Software	3,431,018	10.9%
Telecommunications	1,397,084	4.4%
Toys/Games/Hobbies	70,395	0.2%
Transportation	112,731	0.4%
Other**	13,042,188	41.4%
Total	$31,488,830	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

142 :: ProFund VP UltraNASDAQ-100 :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2012

ASSETS:
Total Investment Securities, at cost	$20,944,251
Securities, at value	18,446,642
Repurchase agreements, at value	12,036,000
Total Investment Securities, at value	30,482,642
Cash	1,235
Segregated cash balances with brokers	222,285
Segregated cash balances with custodian	904
Dividends and interest receivable	11,168
Unrealized gain on swap agreements	729,431
Receivable for capital shares issued	320,969
Variation margin on futures contracts	139,200
Prepaid expenses	595
TOTAL ASSETS	31,908,429
LIABILITIES:
Payable for capital shares redeemed	350,809
Advisory fees payable	15,835
Management services fees payable	2,111
Administration fees payable	1,169
Administrative services fees payable	9,153
Distribution fees payable	9,519
Transfer agency fees payable	4,285
Fund accounting fees payable	2,740
Compliance services fees payable	287
Other accrued expenses	23,691
TOTAL LIABILITIES	419,599
NET ASSETS	$31,488,830
NET ASSETS CONSIST OF:
Capital	$82,014,616
Accumulated net investment income (loss)	(165,960)
Accumulated net realized gains (losses) on investments	(60,742,326)
Net unrealized appreciation (depreciation) on investments	10,382,500
NET ASSETS	$31,488,830
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,126,672
Net Asset Value (offering and redemption price per share)	$27.95

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2012

INVESTMENT INCOME:
Dividends	$93,869
Interest	6,196
TOTAL INVESTMENT INCOME	100,065
EXPENSES:
Advisory fees	121,232
Management services fees	16,164
Administration fees	7,613
Transfer agency fees	12,171
Administrative services fees	49,299
Distribution fees	40,411
Custody fees	4,493
Fund accounting fees	16,858
Trustee fees	376
Compliance services fees	220
Other fees	24,086
Total Gross Expenses before reductions	292,923
Less Expenses reduced by the Advisor	(21,363)
TOTAL NET EXPENSES	271,560
NET INVESTMENT INCOME (LOSS)	(171,495)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	41,313
Net realized gains (losses) on futures contracts	747,833
Net realized gains (losses) on swap agreements	4,611,533
Change in net unrealized appreciation/depreciation on investments	3,501,075
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	8,901,754
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$8,730,259

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraNASDAQ-100 :: 143

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$(171,495)	$(468,227)
Net realized gains (losses) on investments	5,400,679	(1,196,201)
Change in net unrealized appreciation/depreciation on investments	3,501,075	(1,315,901)
Change in net assets resulting from operations	8,730,259	(2,980,329)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	247,699,295	612,401,277
Value of shares redeemed	(259,757,970)	(617,511,630)
Change in net assets resulting from capital transactions	(12,058,675)	(5,110,353)
Change in net assets	(3,328,416)	(8,090,682)
NET ASSETS:
Beginning of period	34,817,246	42,907,928
End of period	$31,488,830	$34,817,246
Accumulated net investment income (loss)	$(165,960)	$5,535
SHARE TRANSACTIONS:
Issued	8,678,345	26,969,624
Redeemed	(9,170,620)	(27,321,370)
Change in shares	(492,275)	(351,746)

See accompanying notes to the financial statements.

144 :: ProFund VP UltraNASDAQ-100 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2012 (unaudited)		Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$21.51		$21.77	$16.10	$7.34	$26.93	$20.97

Investment Activities:
Net investment income (loss)(a)	(0.14)		(0.28)	(0.21)	(0.13)	(0.13)	(0.05)
Net realized and unrealized gains (losses) on investments	6.58		0.02 (b)	5.88	8.89	(19.46)	6.01
Total income (loss) from investment activities	6.44		(0.26)	5.67	8.76	(19.59)	5.96

Net Asset Value, End of Period	$27.95		$21.51	$21.77	$16.10	$7.34	$26.93

Total Return	29.94	%(c)	(1.19)%	35.22%	119.35%	(72.74)%	28.42%

Ratios to Average Net Assets:
Gross expenses(d)	1.81%		1.77%	1.80%	1.79%	1.77%	1.69%
Net expenses(d)	1.68%		1.68%	1.68%	1.66%	1.63%	1.63%
Net investment income (loss)(d)	(1.06)%		(1.25)%	(1.24)%	(1.20)%	(0.74)%	(0.19)%

Supplemental Data:
Net assets, end of period (000’s)	$31,489		$34,817	$42,908	$31,422	$20,711	$99,909
Portfolio turnover rate(e)	2	%(c)	24%	26%	423%	611%	979%

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)             The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)              Not annualized for periods less than one year.

(d)             Annualized for periods less than one year.

(e)              Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Bear :: 145

Investment Objective: The ProFund VP Bear seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P 500.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2012

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(17)%
Swap Agreements	(83)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The ProFund VP Bear primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

S&P 500 — Composition

% of Index
Consumer Non-Cyclical	22%
Technology	15%
Financial	15%
Energy	11%
Communications	11%
Industrial	10%
Consumer Cyclical	9%
Utilities	4%
Basic Materials	3%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (101.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.09%—0.10%, dated 6/29/12, due 7/2/12, total to be received $23,357,179	$23,357,000	$23,357,000
TOTAL REPURCHASE AGREEMENTS (Cost $23,357,000)		23,357,000
TOTAL INVESTMENT SECURITIES (Cost $23,357,000)—101.8%		23,357,000
Net other assets (liabilities)—(1.8)%		(412,901)
NET ASSETS—100.0%		$22,944,099

(a)          A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2012, the aggregate amount held in a segregated account was $2,783,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts expiring 9/24/12 (Underlying notional amount at value $3,934,575)	58	$(138,972)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$(10,069,028)	$(248,679)
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	(9,076,830)	(202,870)
		$(451,549)

See accompanying notes to the financial statements.

146 :: ProFund VP Bear :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2012

ASSETS:
Total Investment Securities, at cost	$23,357,000
Repurchase agreements, at value	23,357,000
Total Investment Securities, at value	23,357,000
Cash	600
Segregated cash balances with brokers	254,910
Interest receivable	119
Receivable for capital shares issued	139,680
Prepaid expenses	419
TOTAL ASSETS	23,752,728
LIABILITIES:
Payable for capital shares redeemed	199,207
Unrealized loss on swap agreements	451,549
Variation margin on futures contracts	100,775
Advisory fees payable	13,453
Management services fees payable	1,794
Administration fees payable	925
Administrative services fees payable	7,288
Distribution fees payable	7,012
Transfer agency fees payable	2,957
Fund accounting fees payable	2,169
Compliance services fees payable	211
Other accrued expenses	21,289
TOTAL LIABILITIES	808,629
NET ASSETS	$22,944,099
NET ASSETS CONSIST OF:
Capital	$91,209,363
Accumulated net investment income (loss)	(186,001)
Accumulated net realized gains (losses) on investments	(67,488,742)
Net unrealized appreciation (depreciation) on investments	(590,521)
NET ASSETS	$22,944,099
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,377,453
Net Asset Value (offering and redemption price per share)	$16.66

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2012

INVESTMENT INCOME:
Interest	$9,762
EXPENSES:
Advisory fees	87,395
Management services fees	11,652
Administration fees	5,596
Transfer agency fees	8,943
Administrative services fees	33,984
Distribution fees	29,132
Custody fees	3,157
Fund accounting fees	12,140
Trustee fees	287
Compliance services fees	149
Other fees	15,808
Total Gross Expenses before reductions	208,243
Less Expenses reduced by the Advisor	(12,480)
TOTAL NET EXPENSES	195,763
NET INVESTMENT INCOME (LOSS)	(186,001)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(316,894)
Net realized gains (losses) on swap agreements	(1,779,898)
Change in net unrealized appreciation/depreciation on investments	(705,500)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(2,802,292)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,988,293)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Bear :: 147

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(186,001)	$(442,889)
Net realized gains (losses) on investments	(2,096,792)	(3,473,077)
Change in net unrealized appreciation/depreciation on investments	(705,500)	223,917
Change in net assets resulting from operations	(2,988,293)	(3,692,049)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	179,243,255	357,512,308
Value of shares redeemed	(175,691,521)	(357,742,218)
Change in net assets resulting from capital transactions	3,551,734	(229,910)
Change in net assets	563,441	(3,921,959)
NET ASSETS:
Beginning of period	22,380,658	26,302,617
End of period	$22,944,099	$22,380,658
Accumulated net investment income (loss)	$(186,001)	$—
SHARE TRANSACTIONS:
Issued	10,422,510	18,325,278
Redeemed	(10,250,696)	(18,410,920)
Change in shares	171,814	(85,642)

See accompanying notes to the financial statements.

148 :: ProFund VP Bear :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2012 (unaudited)		Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010		Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$18.56		$20.37	$24.79		$34.42	$24.92	$25.78

Investment Activities:
Net investment income (loss)(a)	(0.14)		(0.32)	(0.37)		(0.48)	0.06	0.85
Net realized and unrealized gains (losses) on investments	(1.76)		(1.49)	(4.05)		(9.10)	9.81	(0.71)
Total income (loss) from investment activities	(1.90)		(1.81)	(4.42)		(9.58)	9.87	0.14

Distributions to Shareholders From:
Net investment income	—		—	—		(0.05)	(0.37)	(1.00)

Net Asset Value, End of Period	$16.66		$18.56	$20.37		$24.79	$34.42	$24.92

Total Return	(10.24	)%(b)	(8.89)%	(17.80)%		(27.87)%	39.92%	0.60%

Ratios to Average Net Assets:
Gross expenses(c)	1.79%		1.71%	1.75%		1.77%	1.71%	1.70%
Net expenses(c)	1.68%		1.68%	1.68%		1.66%	1.63%	1.63%
Net investment income (loss)(c)	(1.60)%		(1.65)%	(1.57)%		(1.57)%	0.22%	3.37%

Supplemental Data:
Net assets, end of period (000’s)	$22,944		$22,381	$26,303		$36,719	$52,965	$30,237
Portfolio turnover rate(d)	—		—	599	%(e)	—	—	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(e)  Changes in the portfolio turnover rate are primarily driven by timing of purchase and sales of long-term securities.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Short Mid-Cap :: 149

Investment Objective: The ProFund VP Short Mid-Cap seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P MidCap 400.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2012

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(18)%
Swap Agreements	(82)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The ProFund VP Short Mid-Cap primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400 — Composition

% of Index
Financial	22%
Consumer Non-Cyclical	19%
Industrial	18%
Consumer Cyclical	13%
Technology	8%
Utilities	5%
Energy	5%
Communications	5%
Basic Materials	5%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (102.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.09%—0.10%, dated 6/29/12, due 7/2/12, total to be received $1,617,012	$1,617,000	$1,617,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,617,000)		1,617,000
TOTAL INVESTMENT SECURITIES (Cost $1,617,000)—102.2%		1,617,000
Net other assets (liabilities)—(2.2)%		(34,083)
NET ASSETS—100.0%		$1,582,917

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2012, the aggregate amount held in a segregated account was $634,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts expiring 9/24/12 (Underlying notional amount at value $281,850)	3	$(6,225)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400 Index	$(776,611)	$(26,770)
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400 Index	(526,617)	(16,002)
		$(42,772)

See accompanying notes to the financial statements.

150 :: ProFund VP Short Mid-Cap :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2012

ASSETS:
Total Investment Securities, at cost	$1,617,000
Repurchase agreements, at value	1,617,000
Total Investment Securities, at value	1,617,000
Cash	114
Segregated cash balances with brokers	18,120
Interest receivable	8
Receivable for capital shares issued	14,923
Prepaid expenses	27
TOTAL ASSETS	1,650,192
LIABILITIES:
Payable for capital shares redeemed	10,115
Unrealized loss on swap agreements	42,772
Variation margin on futures contracts	7,980
Advisory fees payable	919
Management services fees payable	122
Administration fees payable	82
Administrative services fees payable	626
Distribution fees payable	474
Transfer agency fees payable	247
Fund accounting fees payable	191
Compliance services fees payable	15
Other accrued expenses	3,732
TOTAL LIABILITIES	67,275
NET ASSETS	$1,582,917
NET ASSETS CONSIST OF:
Capital	$3,520,221
Accumulated net investment income (loss)	(19,871)
Accumulated net realized gains (losses) on investments	(1,868,436)
Net unrealized appreciation (depreciation) on investments	(48,997)
NET ASSETS	$1,582,917
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	127,841
Net Asset Value (offering and redemption price per share)	$12.38

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2012

INVESTMENT INCOME:
Interest	$937
EXPENSES:
Advisory fees	9,289
Management services fees	1,239
Administration fees	668
Transfer agency fees	1,064
Administrative services fees	2,486
Distribution fees	3,096
Custody fees	3,528
Fund accounting fees	1,445
Trustee fees	41
Compliance services fees	14
Other fees	1,859
Total Gross Expenses before reductions	24,729
Less Expenses reduced by the Advisor	(3,921)
TOTAL NET EXPENSES	20,808
NET INVESTMENT INCOME (LOSS)	(19,871)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(64,863)
Net realized gains (losses) on swap agreements	(424,531)
Change in net unrealized appreciation/depreciation on investments	(145,912)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(635,306)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(655,177)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Short Mid-Cap :: 151

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(19,871)	$(43,167)
Net realized gains (losses) on investments	(489,394)	(805,262)
Change in net unrealized appreciation/depreciation on investments	(145,912)	95,114
Change in net assets resulting from operations	(655,177)	(753,315)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	41,424,323	70,158,202
Value of shares redeemed	(41,808,178)	(68,558,411)
Change in net assets resulting from capital transactions	(383,855)	1,599,791
Change in net assets	(1,039,032)	846,476
NET ASSETS:
Beginning of period	2,621,949	1,775,473
End of period	$1,582,917	$2,621,949
Accumulated net investment income (loss)	$(19,871)	$—
SHARE TRANSACTIONS:
Issued	3,239,076	4,965,639
Redeemed	(3,302,379)	(4,893,270)
Change in shares	(63,303)	72,369

See accompanying notes to the financial statements.

152 :: ProFund VP Short Mid-Cap :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2012 (unaudited)		Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$13.72		$14.95	$20.16	$31.33	$24.00	$25.38

Investment Activities:
Net investment income (loss)(a)	(0.10)		(0.23)	(0.29)	(0.40)	0.14	0.82
Net realized and unrealized gains (losses) on investments	(1.24)		(1.00)	(4.92)	(10.68)	7.44	(1.55)
Total income (loss) from investment activities	(1.34)		(1.23)	(5.21)	(11.08)	7.58	(0.73)

Distributions to Shareholders From:
Net investment income	—		—	—	(0.09)	(0.25)	(0.65)

Net Asset Value, End of Period	$12.38		$13.72	$14.95	$20.16	$31.33	$24.00

Total Return	(9.77	)%(b)	(8.23)%	(25.84)%	(35.39)%	31.83%	(2.85)%

Ratios to Average Net Assets:
Gross expenses(c)	1.99%		1.84%	1.72%	1.82%	1.73%	1.78%
Net expenses(c)	1.68%		1.67%	1.68%	1.67%	1.63%	1.63%
Net investment income (loss)(c)	(1.60)%		(1.65)%	(1.57)%	(1.57)%	0.54%	3.41%

Supplemental Data:
Net assets, end of period (000’s)	$1,583		$2,622	$1,775	$3,905	$4,017	$1,437
Portfolio turnover rate(d)	—		—	—	—	—	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Short Small-Cap :: 153

Investment Objective: The ProFund VP Short Small-Cap seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Russell 2000 Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2012

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(19)%
Swap Agreements	(81)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The ProFund VP Short Small-Cap primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Russell 2000 Index — Composition

% of Index
Consumer Non-Cyclical	22%
Financial	21%
Consumer Cyclical	14%
Industrial	14%
Technology	10%
Communications	7%
Energy	5%
Utilities	4%
Basic Materials	3%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (101.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.09%—0.10%, dated 6/29/12, due 7/2/12, total to be received $5,489,042	$5,489,000	$5,489,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,489,000)		5,489,000
TOTAL INVESTMENT SECURITIES (Cost $5,489,000)—101.3%		5,489,000
Net other assets (liabilities)—(1.3)%		(72,129)
NET ASSETS—100.0%		$5,416,871

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2012, the aggregate amount held in a segregated account was $554,000.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts expiring 9/24/12 (Underlying notional amount at value $1,035,060)	13	$(37,887)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$(4,309,845)	$(120,443)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	(67,755)	(11,719)
		$(132,162)

See accompanying notes to the financial statements.

154 :: ProFund VP Short Small-Cap :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2012

ASSETS:
Total Investment Securities, at cost	$5,489,000
Repurchase agreements, at value	5,489,000
Total Investment Securities, at value	5,489,000
Cash	616
Segregated cash balances with brokers	85,800
Interest receivable	28
Receivable for capital shares issued	55,396
Prepaid expenses	96
TOTAL ASSETS	5,630,936
LIABILITIES:
Payable for capital shares redeemed	33,173
Unrealized loss on swap agreements	132,162
Variation margin on futures contracts	31,590
Advisory fees payable	3,616
Management services fees payable	378
Administration fees payable	242
Administrative services fees payable	2,246
Distribution fees payable	2,394
Transfer agency fees payable	810
Fund accounting fees payable	567
Compliance services fees payable	52
Other accrued expenses	6,835
TOTAL LIABILITIES	214,065
NET ASSETS	$5,416,871
NET ASSETS CONSIST OF:
Capital	$7,890,534
Accumulated net investment income (loss)	(53,651)
Accumulated net realized gains (losses) on investments	(2,249,963)
Net unrealized appreciation (depreciation) on investments	(170,049)
NET ASSETS	$5,416,871
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	792,069
Net Asset Value (offering and redemption price per share)	$6.84

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2012

INVESTMENT INCOME:
Interest	$2,698
EXPENSES:
Advisory fees	24,807
Management services fees	3,308
Administration fees	1,456
Transfer agency fees	2,327
Administrative services fees	7,768
Distribution fees	8,269
Custody fees	2,697
Fund accounting fees	3,159
Trustee fees	77
Compliance services fees	33
Printing fees	3,368
Other fees	4,248
Total Gross Expenses before reductions	61,517
Less Expenses reduced by the Advisor	(5,168)
TOTAL NET EXPENSES	56,349
NET INVESTMENT INCOME (LOSS)	(53,651)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(240)
Net realized gains (losses) on swap agreements	(497,706)
Change in net unrealized appreciation/depreciation on investments	(320,686)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(818,632)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(872,283)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Short Small-Cap :: 155

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(53,651)	$(134,737)
Net realized gains (losses) on investments	(497,946)	(514,997)
Change in net unrealized appreciation/depreciation on investments	(320,686)	109,917
Change in net assets resulting from operations	(872,283)	(539,817)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	109,829,387	252,467,732
Value of shares redeemed	(109,562,183)	(251,810,172)
Change in net assets resulting from capital transactions	267,204	657,560
Change in net assets	(604,297)	117,743
NET ASSETS:
Beginning of period	6,021,950	5,904,207
End of period	$5,416,871	$6,021,950
Accumulated net investment income (loss)	$(53,651)	$—
SHARE TRANSACTIONS:
Issued	15,497,031	30,947,909
Redeemed	(15,487,226)	(30,862,816)
Change in shares	9,805	85,093

See accompanying notes to the financial statements.

156 :: ProFund VP Short Small-Cap :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2012 (unaudited)		Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$7.70		$8.47	$11.92	$17.72	$14.85	$14.58

Investment Activities:
Net investment income (loss)(a)	(0.06)		(0.13)	(0.17)	(0.24)	0.08	0.50
Net realized and unrealized gains (losses) on investments	(0.80)		(0.64)	(3.28)	(5.49)	3.37	0.15
Total income (loss) from investment activities	(0.86)		(0.77)	(3.45)	(5.73)	3.45	0.65

Distributions to Shareholders From:
Net investment income	—		—	—	(0.07)	(0.58)	(0.38)

Net Asset Value, End of Period	$6.84		$7.70	$8.47	$11.92	$17.72	$14.85

Total Return	(11.17	)%(b)	(9.09)%	(28.94)%	(32.37)%	24.08%	4.46%

Ratios to Average Net Assets:
Gross expenses(c)	1.84%		1.78%	1.80%	1.81%	1.71%	1.67%
Net expenses(c)	1.68%		1.68%	1.68%	1.67%	1.63%	1.62%
Net investment income (loss)(c)	(1.60)%		(1.66)%	(1.57)%	(1.57)%	0.49%	3.42%

Supplemental Data:
Net assets, end of period (000’s)	$5,417		$6,022	$5,904	$13,365	$12,498	$15,367
Portfolio turnover rate(d)	—		—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Short Dow 30 :: 157

Investment Objective: The ProFund VP Short Dow 30 seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones Industrial Average.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2012

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The ProFund VP Short Dow 30 primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average — Composition

% of Index
Industrial	20%
Consumer Non-Cyclical	18%
Technology	16%
Consumer Cyclical	13%
Energy	11%
Financial	10%
Communications	9%
Basic Materials	3%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (106.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.09%—0.10%, dated 6/29/12, due 7/2/12, total to be received $80,001	$80,000	$80,000
TOTAL REPURCHASE AGREEMENTS (Cost $80,000)		80,000
TOTAL INVESTMENT SECURITIES (Cost $80,000)—106.3%		80,000
Net other assets (liabilities)—(6.3)%		(4,711)
NET ASSETS—100.0%		$75,289

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2012, the aggregate amount held in a segregated account was $29,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	$(47,576)	$(1,013)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	(27,367)	(538)
		$(1,551)

See accompanying notes to the financial statements.

158 :: ProFund VP Short Dow 30 :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2012

ASSETS:
Total Investment Securities, at cost	$80,000
Repurchase agreements, at value	80,000
Total Investment Securities, at value	80,000
Cash	78
Prepaid expenses	2
TOTAL ASSETS	80,080

LIABILITIES:
Payable for capital shares redeemed	3
Unrealized loss on swap agreements	1,551
Advisory fees payable	42
Management services fees payable	6
Administration fees payable	3
Administrative services fees payable	17
Distribution fees payable	51
Transfer agency fees payable	9
Fund accounting fees payable	6
Compliance services fees payable	1
Other accrued expenses	3,102
TOTAL LIABILITIES	4,791
NET ASSETS	$75,289

NET ASSETS CONSIST OF:
Capital	$165,298
Accumulated net investment income (loss)	(1,810)
Accumulated net realized gains (losses) on investments	(86,648)
Net unrealized appreciation (depreciation) on investments	(1,551)
NET ASSETS	$75,289
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	15,435
Net Asset Value (offering and redemption price per share)	$4.88

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2012

INVESTMENT INCOME:
Interest	$103
EXPENSES:
Advisory fees	854
Management services fees	114
Administration fees	70
Transfer agency fees	109
Administrative services fees	26
Distribution fees	285
Custody fees	4,870
Fund accounting fees	145
Trustee fees	2
Compliance services fees	1
Other fees	293
Total Gross Expenses before reductions	6,769
Less Expenses reduced by the Advisor	(4,856)
TOTAL NET EXPENSES	1,913
NET INVESTMENT INCOME (LOSS)	(1,810)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(21,213)
Change in net unrealized appreciation/depreciation on investments	(4,703)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(25,916)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(27,726)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Short Dow 30 :: 159

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(1,810)	$(2,213)
Net realized gains (losses) on investments	(21,213)	(23,033)
Change in net unrealized appreciation/depreciation on investments	(4,703)	3,288
Change in net assets resulting from operations	(27,726)	(21,958)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	11,606,912	5,071,687
Value of shares redeemed	(11,587,548)	(5,024,908)
Change in net assets resulting from capital transactions	19,364	46,779
Change in net assets	(8,362)	24,821
NET ASSETS:
Beginning of period	83,651	58,830
End of period	$75,289	$83,651
Accumulated net investment income (loss)	$(1,810)	$—
SHARE TRANSACTIONS:
Issued	2,310,032	885,089
Redeemed	(2,310,263)	(878,991)
Change in shares	(231)	6,098

See accompanying notes to the financial statements.

160 :: ProFund VP Short Dow 30 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2012 (unaudited)		Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$5.34		$6.15	$7.88	$31.84	$26.69	$28.21

Investment Activities:
Net investment income (loss)(a)	(0.04)		(0.09)	(0.11)	(0.25)	(0.25)	0.86
Net realized and unrealized gains (losses) on investments	(0.42)		(0.72)	(1.62)	(6.49)	6.91	(1.64)
Total income (loss) from investment activities	(0.46)		(0.81)	(1.73)	(6.74)	6.66	(0.78)

Distributions to Shareholders From:
Net investment income	—		—	—	—	(1.51)	(0.74)
Return of capital	—		—	—	(0.05)	—	—
Net realized gains on investments	—		—	—	(17.17)	—	—
Total distributions	—		—	—	(17.22)	(1.51)	(0.74)

Net Asset Value, End of Period	$4.88		$5.34	$6.15	$7.88	$31.84	$26.69

Total Return	(8.61	)%(b)	(13.17)%	(21.86)%	(25.39)%	25.51%	(2.67)%

Ratios to Average Net Assets:
Gross expenses(c)	5.94%		5.03%	2.21%	2.48%	1.98%	2.37%
Net expenses(c)	1.68%		1.68%	1.68%	1.66%	1.63%	1.72	%(d)
Net investment income (loss)(c)	(1.59)%		(1.65)%	(1.57)%	(1.59)%	(0.79)%	3.21%

Supplemental Data:
Net assets, end of period (000’s)	$75		$84	$59	$139	$232	$195
Portfolio turnover rate(e)	—		—	—	—	—	—

(a)          Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Not annualized for periods less than one year.

(c)          Annualized for periods less than one year.

(d)         The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.63% for the year ended December 31, 2007.

(e)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Short NASDAQ-100 :: 161

Investment Objective: The ProFund VP Short NASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the NASDAQ-100 Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2012

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(17)%
Swap Agreements	(83)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The ProFund VP Short NASDAQ-100 primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index — Composition

% of Index
Technology	54%
Communications	25%
Consumer Non-Cyclical	13%
Consumer Cyclical	7%
Industrial	1%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (89.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.09%—0.10%, dated 6/29/12, due 7/2/12, total to be received $6,086,047	$6,086,000	$6,086,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,086,000)		6,086,000
TOTAL INVESTMENT SECURITIES (Cost $6,086,000)—89.5%		6,086,000
Net other assets (liabilities)—10.5%		713,744
NET ASSETS—100.0%		$6,799,744

(a)          A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2012, the aggregate amount held in a segregated account was $688,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts expiring 9/24/12 (Underlying notional amount at value $1,148,620)	22	$(24,433)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$(4,965,831)	$(74,611)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	(672,205)	(12,989)
		$(87,600)

See accompanying notes to the financial statements.

162 :: ProFund VP Short NASDAQ-100 :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2012

ASSETS:
Total Investment Securities, at cost	$6,086,000
Repurchase agreements, at value	6,086,000
Total Investment Securities, at value	6,086,000
Cash	696
Segregated cash balances with brokers	53,790
Segregated cash balances with custodian	599
Interest receivable	31
Receivable for capital shares issued	849,336
Prepaid expenses	143
TOTAL ASSETS	6,990,595

LIABILITIES:
Payable for capital shares redeemed	45,922
Unrealized loss on swap agreements	87,600
Variation margin on futures contracts	35,200
Advisory fees payable	6,275
Management services fees payable	508
Administration fees payable	291
Administrative services fees payable	2,794
Distribution fees payable	2,679
Transfer agency fees payable	945
Fund accounting fees payable	682
Compliance services fees payable	68
Other accrued expenses	7,887
TOTAL LIABILITIES	190,851
NET ASSETS	$6,799,744

NET ASSETS CONSIST OF:
Capital	$13,409,322
Accumulated net investment income (loss)	(62,318)
Accumulated net realized gains (losses) on investments	(6,435,227)
Net unrealized appreciation (depreciation) on investments	(112,033)
NET ASSETS	$6,799,744

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	948,664
Net Asset Value (offering and redemption price per share)	$7.17

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2012

INVESTMENT INCOME:
Interest	$3,194

EXPENSES:
Advisory fees	28,145
Management services fees	3,753
Administration fees	1,782
Transfer agency fees	2,842
Administrative services fees	10,058
Distribution fees	9,382
Custody fees	3,575
Fund accounting fees	3,858
Trustee fees	94
Compliance services fees	45
Printing fees	4,283
Other fees	3,259
Total Gross Expenses before reductions	71,076
Less Expenses reduced by the Advisor	(5,564)
TOTAL NET EXPENSES	65,512
NET INVESTMENT INCOME (LOSS)	(62,318)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(159,353)
Net realized gains (losses) on swap agreements	(942,633)
Change in net unrealized appreciation/depreciation on investments	(192,468)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,294,454)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,356,772)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Short NASDAQ-100 :: 163

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(62,318)	$(184,710)
Net realized gains (losses) on investments	(1,101,986)	(2,231,582)
Change in net unrealized appreciation/depreciation on investments	(192,468)	28,209
Change in net assets resulting from operations	(1,356,772)	(2,388,083)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	93,136,591	279,999,602
Value of shares redeemed	(96,115,349)	(275,896,127)
Change in net assets resulting from capital transactions	(2,978,758)	4,103,475
Change in net assets	(4,335,530)	1,715,392
NET ASSETS:
Beginning of period	11,135,274	9,419,882
End of period	$6,799,744	$11,135,274
Accumulated net investment income (loss)	$(62,318)	$—
SHARE TRANSACTIONS:
Issued	12,697,136	31,768,382
Redeemed	(13,064,089)	(31,449,791)
Change in shares	(366,953)	318,591

See accompanying notes to the financial statements.

164 :: ProFund VP Short NASDAQ-100 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2012 (unaudited)		Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$8.46		$9.45	$11.99	$20.28	$14.18	$18.18

Investment Activities:
Net investment income (loss)(a)	(0.06)		(0.15)	(0.17)	(0.24)	0.07	0.59
Net realized and unrealized gains (losses) on investments	(1.23)		(0.84)	(2.37)	(8.00)	6.59	(2.63)
Total income (loss) from investment activities	(1.29)		(0.99)	(2.54)	(8.24)	6.66	(2.04)

Distributions to Shareholders From:
Net investment income	—		—	—	(0.05)	(0.56)	(1.96)

Net Asset Value, End of Period	$7.17		$8.46	$9.45	$11.99	$20.28	$14.18

Total Return	(15.25	)%(b)	(10.48)%	(21.18)%	(40.66)%	48.16%	(11.60)%

Ratios to Average Net Assets:
Gross expenses(c)	1.82%		1.80%	1.81%	1.81%	1.76%	1.71%
Net expenses(c)	1.68%		1.68%	1.68%	1.67%	1.63%	1.63%
Net investment income (loss)(c)	(1.60)%		(1.65)%	(1.56)%	(1.57)%	0.41%	3.50%

Supplemental Data:
Net assets, end of period (000’s)	$6,800		$11,135	$9,420	$12,034	$16,297	$11,845
Portfolio turnover rate(d)	—		—	—	—	—	—

(a)          Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Not annualized for periods less than one year.

(c)          Annualized for periods less than one year.

(d)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Short International :: 165

Investment Objective: The ProFund VP Short International seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2012

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The ProFund VP Short International primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index — Composition

Industry Breakdown	% of Index
Financials	23%
Industrials	12%
Consumer Staples	12%
Consumer Discretionary	11%
Materials	10%
Other	32%

Country Breakdown
United Kingdom	23%
Japan	22%
France	9%
Australia	9%
Switzerland	9%
Other	28%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (107.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.09%—0.10%, dated 6/29/12, due 7/2/12, total to be received $2,343,018	$2,343,000	$2,343,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,343,000)		2,343,000
TOTAL INVESTMENT SECURITIES (Cost $2,343,000)—107.5%		2,343,000
Net other assets (liabilities)—(7.5)%		(162,957)
NET ASSETS—100.0%		$2,180,043

(a)          A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2012, the aggregate amount held in a segregated account was $597,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE Index	$(833,638)	$(30,803)
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index	(1,345,422)	(59,030)
		$(89,833)

See accompanying notes to the financial statements.

166 :: ProFund VP Short International :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2012

ASSETS:
Total Investment Securities, at cost	$2,343,000
Repurchase agreements, at value	2,343,000
Total Investment Securities, at value	2,343,000
Cash	763
Interest receivable	12
Receivable for capital shares issued	104,803
Prepaid expenses	32
TOTAL ASSETS	2,448,610

LIABILITIES:
Payable for capital shares redeemed	171,181
Unrealized loss on swap agreements	89,833
Advisory fees payable	1,090
Management services fees payable	145
Administration fees payable	96
Administrative services fees payable	1,251
Distribution fees payable	1,378
Transfer agency fees payable	330
Fund accounting fees payable	225
Compliance services fees payable	19
Other accrued expenses	3,019
TOTAL LIABILITIES	268,567
NET ASSETS	$2,180,043

NET ASSETS CONSIST OF:
Capital	$3,549,660
Accumulated net investment income (loss)	(18,125)
Accumulated net realized gains (losses) on investments	(1,261,659)
Net unrealized appreciation (depreciation) on investments	(89,833)
NET ASSETS	$2,180,043
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	113,731
Net Asset Value (offering and redemption price per share)	$19.17

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2012

INVESTMENT INCOME:
Interest	$967

EXPENSES:
Advisory fees	8,523
Management services fees	1,136
Administration fees	564
Transfer agency fees	900
Administrative services fees	2,484
Distribution fees	2,841
Custody fees	2,733
Fund accounting fees	1,223
Trustee fees	28
Compliance services fees	16
Printing fees	1,451
Other fees	797
Total Gross Expenses before reductions	22,696
Less Expenses reduced by the Advisor	(3,604)
TOTAL NET EXPENSES	19,092
NET INVESTMENT INCOME (LOSS)	(18,125)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(145,738)
Change in net unrealized appreciation/depreciation on investments	(78,990)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(224,728)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(242,853)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Short International :: 167

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(18,125)	$(36,809)
Net realized gains (losses) on investments	(145,738)	(186,041)
Change in net unrealized appreciation/depreciation on investments	(78,990)	8,187
Change in net assets resulting from operations	(242,853)	(214,663)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(72,322)	—
Change in net assets resulting from distributions	(72,322)	—
CAPITAL TRANSACTIONS:
Proceeds from shares issued	9,027,286	24,245,607
Dividends reinvested	72,322	—
Value of shares redeemed	(9,350,466)	(22,497,926)
Change in net assets resulting from capital transactions	(250,858)	1,747,681
Change in net assets	(566,033)	1,533,018
NET ASSETS:
Beginning of period	2,746,076	1,213,058
End of period	$2,180,043	$2,746,076
Accumulated net investment income (loss)	$(18,125)	$—
SHARE TRANSACTIONS:
Issued	450,571	1,170,089
Reinvested	3,593	—
Redeemed	(471,698)	(1,097,855)
Change in shares	(17,534)	72,234

See accompanying notes to the financial statements.

168 :: ProFund VP Short International :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2012 (unaudited)		Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Period Aug. 31, 2007 through Dec. 31, 2007(a)
Net Asset Value, Beginning of Period	$20.92		$20.55	$24.09	$40.60	$29.39	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.16)		(0.34)	(0.38)	(0.56)	(0.25)	0.28
Net realized and unrealized gains (losses) on investments	(1.07)		0.71 (c)	(3.16)	(11.65)	11.48	(0.89)
Total income (loss) from investment activities	(1.23)		0.37	(3.54)	(12.21)	11.23	(0.61)

Distributions to Shareholders From:
Net investment income	—		—	—	—	(0.02)	—
Net realized gains on investments	(0.52)		—	—	(4.30)	—	—
Total distributions	(0.52)		—	—	(4.30)	(0.02)	—

Net Asset Value, End of Period	$19.17		$20.92	$20.55	$24.09	$40.60	$29.39

Total Return	(5.98	)%(d)	1.80%	(14.69)%	(30.28)%	38.23%	(2.03	)%(d)

Ratios to Average Net Assets:
Gross expenses(e)	2.00%		1.83%	1.87%	1.75%	1.77%	3.42%
Net expenses(e)	1.68%		1.68%	1.68%	1.66%	1.63%	1.64	%(f)
Net investment income (loss)(e)	(1.60)%		(1.65)%	(1.57)%	(1.55)%	(0.62)%	2.93%

Supplemental Data:
Net assets, end of period (000’s)	$2,180		$2,746	$1,213	$2,270	$4,943	$192
Portfolio turnover rate(g)	—		—	—	—	—	—

(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)

The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.63% for the period August 31, 2007 through December 31, 2007.

(g)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Short Emerging Markets :: 169

Investment Objective: The ProFund VP Short Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Bank of New York Mellon Emerging Markets 50 ADR Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2012

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(101)%
Total Exposure	(101)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The ProFund VP Short Emerging Markets primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Bank of New York Mellon Emerging Markets 50 ADR Index — Composition

Industry Breakdown	% of Index
Communications	23%
Basic Materials	20%
Energy	18%
Financial	16%
Technology	12%
Other	11%

Country Breakdown
Brazil	35%
China	21%
Taiwan	11%
Mexico	10%
South Korea	7%
Other	16%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (104.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.09%—0.10%, dated 6/29/12, due 7/2/12, total to be received $2,620,020	$2,620,000	$2,620,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,620,000)		2,620,000
TOTAL INVESTMENT SECURITIES (Cost $2,620,000)—104.9%		2,620,000
Net other assets (liabilities)—(4.9)%		(121,415)
NET ASSETS—100.0%		$2,498,585

(a)          A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2012, the aggregate amount held in a segregated account was $574,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	$(1,306,662)	$(47,263)
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	(1,205,812)	(51,923)
		$(99,186)

See accompanying notes to the financial statements.

170 :: ProFund VP Short Emerging Markets :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2012

ASSETS:
Total Investment Securities, at cost	$2,620,000
Repurchase agreements, at value	2,620,000
Total Investment Securities, at value	2,620,000
Cash	823
Interest receivable	13
Receivable for capital shares issued	47
Prepaid expenses	27
TOTAL ASSETS	2,620,910

LIABILITIES:
Payable for capital shares redeemed	16,007
Unrealized loss on swap agreements	99,186
Advisory fees payable	988
Management services fees payable	132
Administration fees payable	99
Administrative services fees payable	1,209
Distribution fees payable	1,351
Transfer agency fees payable	312
Fund accounting fees payable	232
Compliance services fees payable	17
Other accrued expenses	2,792
TOTAL LIABILITIES	122,325
NET ASSETS	$2,498,585

NET ASSETS CONSIST OF:
Capital	$3,668,556
Accumulated net investment income (loss)	(14,750)
Accumulated net realized gains (losses) on investments	(1,056,035)
Net unrealized appreciation (depreciation) on investments	(99,186)
NET ASSETS	$2,498,585

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	172,569

Net Asset Value (offering and redemption price per share)	$14.48

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2012

INVESTMENT INCOME:
Interest	$833

EXPENSES:
Advisory fees	6,957
Management services fees	927
Administration fees	482
Transfer agency fees	775
Administrative services fees	2,027
Distribution fees	2,319
Custody fees	2,355
Fund accounting fees	1,053
Trustee fees	22
Compliance services fees	14
Printing fees	1,147
Other fees	1,082
Total Gross Expenses before reductions	19,160
Less Expenses reduced by the Advisor	(3,577)
TOTAL NET EXPENSES	15,583
NET INVESTMENT INCOME (LOSS)	(14,750)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	30,780
Change in net unrealized appreciation/depreciation on investments	(105,084)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(74,304)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(89,054)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Short Emerging Markets :: 171

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(14,750)	$(30,938)
Net realized gains (losses) on investments	30,780	(82,212)
Change in net unrealized appreciation/depreciation on investments	(105,084)	65,119
Change in net assets resulting from operations	(89,054)	(48,031)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	8,036,898	25,524,899
Value of shares redeemed	(7,369,016)	(25,977,707)
Change in net assets resulting from capital transactions	667,882	(452,808)
Change in net assets	578,828	(500,839)
NET ASSETS:
Beginning of period	1,919,757	2,420,596
End of period	$2,498,585	$1,919,757
Accumulated net investment income (loss)	$(14,750)	$—
SHARE TRANSACTIONS:
Issued	578,041	1,804,818
Redeemed	(533,859)	(1,855,628)
Change in shares	44,182	(50,810)

See accompanying notes to the financial statements.

172 :: ProFund VP Short Emerging Markets :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2012 (unaudited)		Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Period Aug. 31, 2007 through Dec. 31, 2007(a)
Net Asset Value, Beginning of Period	$14.95		$13.51	$16.56	$32.29	$24.44	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.11)		(0.23)	(0.25)	(0.38)	(0.11)	0.26
Net realized and unrealized gains (losses) on investments	(0.36)		1.67 (c)	(2.80)	(15.35)	7.99	(5.82)
Total income (loss) from investment activities	(0.47)		1.44	(3.05)	(15.73)	7.88	(5.56)

Distributions to Shareholders From:
Net investment income	—		—	—	—	(0.03)	—

Net Asset Value, End of Period	$14.48		$14.95	$13.51	$16.56	$32.29	$24.44

Total Return	(3.14	)%(d)	10.66%	(18.42)%	(48.71)%	32.23%	(18.53	)%(d)

Ratios to Average Net Assets:
Gross expenses(e)	2.06%		1.93%	1.79%	1.86%	1.81%	3.60%
Net expenses(e)	1.68%		1.68%	1.68%	1.66%	1.63%	1.64	%(f)
Net investment income (loss)(e)	(1.59)%		(1.64)%	(1.56)%	(1.54)%	(0.36)%	3.15%

Supplemental Data:
Net assets, end of period (000’s)	$2,499		$1,920	$2,421	$1,071	$3,940	$181
Portfolio turnover rate(g)	—		—	—	—	—	—

(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)

The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.63% for the period August 31, 2007 through December 31, 2007.

(g)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraShort Dow 30 :: 173

Investment Objective: The ProFund VP UltraShort Dow 30 seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Dow Jones Industrial Average.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2012

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(199)%
Total Exposure	(199)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The ProFund VP UltraShort Dow 30 ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average — Composition

% of Index
Industrial	20%
Consumer Non-Cyclical	18%
Technology	16%
Consumer Cyclical	13%
Energy	11%
Financial	10%
Communications	9%
Basic Materials	3%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (76.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.09%—0.10%, dated 6/29/12, due 7/2/12, total to be received $294,002	$294,000	$294,000
TOTAL REPURCHASE AGREEMENTS (Cost $294,000)		294,000
TOTAL INVESTMENT SECURITIES (Cost $294,000)—76.7%		294,000
Net other assets (liabilities)—23.3%		89,298
NET ASSETS—100.0%		$383,298

(a)          A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2012, the aggregate amount held in a segregated account was $181,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	$(555,640)	$(7,543)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	(205,781)	(4,046)
		$(11,589)

See accompanying notes to the financial statements.

174 :: ProFund VP UltraShort Dow 30 :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2012

ASSETS:
Total Investment Securities, at cost	$294,000
Repurchase agreements, at value	294,000
Total Investment Securities, at value	294,000
Cash	687
Interest receivable	2
Receivable for capital shares issued	103,925
Prepaid expenses	8
TOTAL ASSETS	398,622

LIABILITIES:
Payable for capital shares redeemed	486
Unrealized loss on swap agreements	11,589
Advisory fees payable	124
Management services fees payable	17
Administration fees payable	16
Administrative services fees payable	218
Distribution fees payable	194
Transfer agency fees payable	50
Fund accounting fees payable	38
Compliance services fees payable	3
Other accrued expenses	2,589
TOTAL LIABILITIES	15,324
NET ASSETS	$383,298

NET ASSETS CONSIST OF:
Capital	$1,281,932
Accumulated net investment income (loss)	(4,208)
Accumulated net realized gains (losses) on investments	(882,837)
Net unrealized appreciation (depreciation) on investments	(11,589)
NET ASSETS	$383,298

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	104,809

Net Asset Value (offering and redemption price per share)	$3.66

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2012

INVESTMENT INCOME:
Interest	$196

EXPENSES:
Advisory fees	1,966
Management services fees	262
Administration fees	151
Transfer agency fees	241
Administrative services fees	398
Distribution fees	655
Custody fees	3,921
Fund accounting fees	328
Trustee fees	10
Compliance services fees	1
Other fees	527
Total Gross Expenses before reductions	8,460
Less Expenses reduced by the Advisor	(4,056)
TOTAL NET EXPENSES	4,404
NET INVESTMENT INCOME (LOSS)	(4,208)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(10,315)
Net realized gains (losses) on swap agreements	(131,966)
Change in net unrealized appreciation/depreciation on investments	(12,291)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(154,572)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(158,780)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraShort Dow 30 :: 175

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(4,208)	$(17,319)
Net realized gains (losses) on investments	(142,281)	(366,173)
Change in net unrealized appreciation/depreciation on investments	(12,291)	3,544
Change in net assets resulting from operations	(158,780)	(379,948)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	9,520,709	88,427,267
Value of shares redeemed	(9,300,757)	(88,231,079)
Change in net assets resulting from capital transactions	219,952	196,188
Change in net assets	61,172	(183,760)
NET ASSETS:
Beginning of period	322,126	505,886
End of period	$383,298	$322,126
Accumulated net investment income (loss)	$(4,208)	$—
SHARE TRANSACTIONS:
Issued	2,375,229	16,723,501
Redeemed	(2,344,666)	(16,732,595)
Change in shares	30,563	(9,094)

See accompanying notes to the financial statements.

176 :: ProFund VP UltraShort Dow 30 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2012 (unaudited)		Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010		Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007

Net Asset Value, Beginning of Period	$4.34		$6.07	$9.17		$20.70	$23.18	$26.22

Investment Activities:
Net investment income (loss)(a)	(0.03)		(0.09)	(0.12)		(0.21)	0.11	0.68
Net realized and unrealized gains (losses) on investments	(0.65)		(1.64)	(2.98)		(8.95)	10.79	(3.35)
Total income (loss) from investment activities	(0.68)		(1.73)	(3.10)		(9.16)	10.90	(2.67)

Distributions to Shareholders From:
Net investment income	—		—	—		(0.01)	(0.46)	(0.37)
Net realized gains on investments	—		—	—		(2.36)	(12.92)	—
Total distributions	—		—	—		(2.37)	(13.38)	(0.37)

Net Asset Value, End of Period	$3.66		$4.34	$6.07		$9.17	$20.70	$23.18

Total Return	(15.67	)%(b)	(28.50)%	(33.73)%		(46.08)%	39.37%	(10.16)%

Ratios to Average Net Assets:
Gross expenses(c)	3.23%		2.10%	1.84%		1.89%	1.85%	2.30%
Net expenses(c)	1.68%		1.67%	1.69	%(d)	1.66%	1.63%	1.91	%(e)
Net investment income (loss)(c)	(1.61)%		(1.64)%	(1.58)%		(1.59)%	0.40%	2.90%

Supplemental Data:
Net assets, end of period (000’s)	$383		$322	$506		$464	$264	$157
Portfolio turnover rate(f)	—		—	—		—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)

The expense ratio does not correlate to the applicable expense limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.

(e)	The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.63% for the year ended December 31, 2007.
(f)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraShort NASDAQ-100 :: 177

Investment Objective: The ProFund VP UltraShort NASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the NASDAQ-100 Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2012

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(15)%
Swap Agreements	(182)%
Total Exposure	(197)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The ProFund VP UltraShort NASDAQ-100 primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index — Composition

% of Index
Technology	54%
Communications	25%
Consumer Non-Cyclical	13%
Consumer Cyclical	7%
Industrial	1%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (76.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.09%—0.10%, dated 6/29/12, due 7/2/12, total to be received $1,297,010	$1,297,000	$1,297,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,297,000)		1,297,000
TOTAL INVESTMENT SECURITIES (Cost $1,297,000)—76.0%		1,297,000
Net other assets (liabilities)—24.0%		408,936
NET ASSETS—100.0%		$1,705,936

(a)          A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2012, the aggregate amount held in a segregated account was $552,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts expiring 9/24/12 (Underlying notional amount at value $261,050)	5	$(6,484)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$(1,164,688)	$(12,090)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	(1,933,269)	(37,356)
		$(49,446)

See accompanying notes to the financial statements.

178 :: ProFund VP UltraShort NASDAQ-100 :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2012

ASSETS:
Total Investment Securities, at cost	$1,297,000
Repurchase agreements, at value	1,297,000
Total Investment Securities, at value	1,297,000
Cash	824
Segregated cash balances with brokers	12,225
Interest receivable	7
Receivable for capital shares issued	530,048
Prepaid expenses	3,250
TOTAL ASSETS	1,843,354

LIABILITIES:
Payable for capital shares redeemed	76,126
Unrealized loss on swap agreements	49,446
Variation margin on futures contracts	8,000
Advisory fees payable	782
Management services fees payable	104
Administration fees payable	90
Administrative services fees payable	1,071
Distribution fees payable	1,279
Transfer agency fees payable	294
Fund accounting fees payable	211
Compliance services fees payable	15
TOTAL LIABILITIES	137,418
NET ASSETS	$1,705,936

NET ASSETS CONSIST OF:
Capital	$3,163,382
Accumulated net investment income (loss)	(15,456)
Accumulated net realized gains (losses) on investments	(1,386,060)
Net unrealized appreciation (depreciation) on investments	(55,930)
NET ASSETS	$1,705,936

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	426,525

Net Asset Value (offering and redemption price per share)	$4.00

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2012

INVESTMENT INCOME:
Interest	$847

EXPENSES:
Advisory fees	7,279
Management services fees	970
Administration fees	366
Transfer agency fees	587
Administrative services fees	1,761
Distribution fees	2,426
Custody fees	2,166
Fund accounting fees	797
Trustee fees	17
Compliance services fees	11
Printing fees	3,443
Other fees	678
Total Gross Expenses before reductions	20,501
Less Expenses reduced by the Advisor	(4,198)
TOTAL NET EXPENSES	16,303
NET INVESTMENT INCOME (LOSS)	(15,456)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(32,626)
Net realized gains (losses) on swap agreements	(456,226)
Change in net unrealized appreciation/depreciation on investments	(101,097)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(589,949)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(605,405)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP UltraShort NASDAQ-100 :: 179

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(15,456)	$(25,964)
Net realized gains (losses) on investments	(488,852)	(793,090)
Change in net unrealized appreciation/depreciation on investments	(101,097)	27,256
Change in net assets resulting from operations	(605,405)	(791,798)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	50,925,165	92,726,585
Value of shares redeemed	(49,804,158)	(92,505,703)
Change in net assets resulting from capital transactions	1,121,007	220,882
Change in net assets	515,602	(570,916)
NET ASSETS:
Beginning of period	1,190,334	1,761,250
End of period	$1,705,936	$1,190,334
Accumulated net investment income (loss)	$(15,456)	$—
SHARE TRANSACTIONS:
Issued	11,859,936	14,832,348
Redeemed	(11,644,003)	(14,864,257)
Change in shares	215,933	(31,909)

See accompanying notes to the financial statements.

180 :: ProFund VP UltraShort NASDAQ-100 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2012 (unaudited)		Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$5.65		$7.26	$12.30	$34.30	$18.97	$26.39

Investment Activities:
Net investment income (loss)(a)	(0.03)		(0.10)	(0.15)	(0.29)	0.06	0.60
Net realized and unrealized gains (losses) on investments	(1.62)		(1.51)	(4.89)	(21.71)	15.43	(7.68)
Total income (loss) from investment activities	(1.65)		(1.61)	(5.04)	(22.00)	15.49	(7.08)

Distributions to Shareholders From:
Net investment income	—		—	—	— (b)	(0.16)	(0.34)

Net Asset Value, End of Period	$4.00		$5.65	$7.26	$12.30	$34.30	$18.97

Total Return	(29.20	)%(c)	(22.18)%	(41.02)%	(64.10)%	82.06%	(26.92)%

Ratios to Average Net Assets:
Gross expenses(d)	2.11%		2.04%	1.74%	1.82%	1.87%	2.48%
Net expenses(d)	1.68%		1.67%	1.61%	1.68%	1.63%	1.92	%(e)
Net investment income (loss)(d)	(1.59)%		(1.64)%	(1.49)%	(1.59)%	0.24%	2.88%

Supplemental Data:
Net assets, end of period (000’s)	$1,706		$1,190	$1,761	$385	$647	$137
Portfolio turnover rate(f)	—		—	—	—	—	—

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)             Amount is less than $0.005.

(c)              Not annualized for periods less than one year.

(d)             Annualized for periods less than one year.

(e)              The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.63% for the year ended December 31, 2007.

(f)                Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Banks :: 181

Investment Objective: The ProFund VP Banks seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Banks Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2012

Market Exposure

Investment Type	% of Net Assets
Equity Securities	66%
Swap Agreements	34%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Wells Fargo & Co.	14.8%
J.P. Morgan Chase & Co.	12.0%
Bank of America Corp.	7.8%
Citigroup, Inc.	7.1%
U.S. Bancorp	5.5%

Dow Jones U.S. Banks Index — Composition

The Dow Jones U.S. Banks Index is comprised of a single sector.

Schedule of Portfolio Investments (unaudited)

Common Stocks (66.3%)

	Shares	Value
Associated Banc-Corp. (Banks)	574	$7,571
Astoria Financial Corp. (Savings & Loans)	287	2,813
BancorpSouth, Inc. (Banks)	246	3,572
Bank of America Corp. (Banks)	35,096	287,085
Bank of Hawaii Corp. (Banks)	164	7,536
BB&T Corp. (Banks)	2,255	69,567
BOK Financial Corp. (Banks)	82	4,772
CapitalSource, Inc. (Banks)	902	6,061
Capitol Federal Financial, Inc. (Savings & Loans)	533	6,332
Cathay Bancorp, Inc. (Banks)	246	4,061
Citigroup, Inc. (Banks)	9,594	262,972
City National Corp. (Banks)	164	7,967
Comerica, Inc. (Banks)	656	20,146
Commerce Bancshares, Inc. (Banks)	287	10,877
Cullen/Frost Bankers, Inc. (Banks)	205	11,785
East West Bancorp, Inc. (Banks)	492	11,542
F.N.B. Corp. (Banks)	451	4,902
Fifth Third Bancorp (Banks)	2,993	40,106
First Financial Bankshares, Inc. (Banks)	123	4,251
First Horizon National Corp. (Banks)	821	7,098
First Midwest Bancorp, Inc. (Banks)	246	2,701
First Niagara Financial Group, Inc. (Savings & Loans)	1,148	8,782
First Republic Bank* (Banks)	246	8,266
FirstMerit Corp. (Banks)	369	6,096
Fulton Financial Corp. (Banks)	656	6,553
Glacier Bancorp, Inc. (Banks)	246	3,811
Hancock Holding Co. (Banks)	246	7,488
Hudson City Bancorp, Inc. (Savings & Loans)	1,599	10,186
Huntington Bancshares, Inc. (Banks)	2,829	18,106
IBERIABANK Corp. (Banks)	82	4,137
International Bancshares Corp. (Banks)	205	4,002
J.P. Morgan Chase & Co. (Banks)	12,423	443,874
KeyCorp (Banks)	3,116	24,118
M&T Bank Corp. (Banks)	410	33,854
MB Financial, Inc. (Banks)	164	3,533
National Penn Bancshares, Inc. (Banks)	410	3,924
New York Community Bancorp (Savings & Loans)	1,435	17,981
Old National Bancorp (Banks)	328	3,939
PacWest Bancorp (Banks)	123	2,911
Park National Corp. (Banks)	41	2,860
People’s United Financial, Inc. (Savings & Loans)	1,148	13,328
PNC Financial Services Group (Banks)	1,722	105,231
Popular, Inc.* (Banks)	329	5,461
PrivateBancorp, Inc. (Banks)	205	3,026
Prosperity Bancshares, Inc. (Banks)	164	6,893
Provident Financial Services, Inc. (Savings & Loans)	205	3,147
Regions Financial Corp. (Banks)	4,592	30,996
Signature Bank* (Banks)	164	9,999
SunTrust Banks, Inc. (Banks)	1,763	42,717
Susquehanna Bancshares, Inc. (Banks)	615	6,335
SVB Financial Group* (Banks)	164	9,630
Synovus Financial Corp. (Banks)	2,378	4,708
TCF Financial Corp. (Banks)	492	5,648
TFS Financial Corp.* (Savings & Loans)	287	2,741
Trustmark Corp. (Banks)	205	5,018
U.S. Bancorp (Banks)	6,273	201,740
UMB Financial Corp. (Banks)	123	6,301
Umpqua Holdings Corp. (Banks)	369	4,856
United Bankshares, Inc. (Banks)	164	4,244
Valley National Bancorp (Banks)	656	6,954
Washington Federal, Inc. (Savings & Loans)	369	6,232
Webster Financial Corp. (Banks)	246	5,328
Wells Fargo & Co. (Banks)	16,318	545,674
Westamerica Bancorp (Banks)	82	3,870
Wintrust Financial Corp. (Banks)	123	4,367
Zions Bancorp (Banks)	615	11,943
TOTAL COMMON STOCKS (Cost $1,439,492)		2,454,525

See accompanying notes to the financial statements.

182 :: ProFund VP Banks :: Financial Statements

Repurchase Agreements(a) (0.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rate 0.09% dated 6/29/12, due 7/2/12, total to be received $2,000	$2,000	$2,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,000)		2,000
TOTAL INVESTMENT SECURITIES (Cost $1,441,492)—66.4%		2,456,525
Net other assets (liabilities)—33.6%		1,241,049
NET ASSETS—100.0%		$3,697,574

*                             Non-income producing security

(a)                      The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Banks Index	$1,250,000	$—

ProFund VP Banks invested in the following industries as of June 30, 2012:

	Value	% of Net Assets
Banks	$2,382,983	64.5%
Savings & Loans	71,542	1.9%
Other**	1,243,049	33.6%
Total	$3,697,574	100.0%

**                      Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Banks :: 183

Statement of Assets and Liabilities (unaudited)

June 30, 2012

ASSETS:
Total Investment Securities, at cost	$1,441,492
Securities, at value	2,454,525
Repurchase agreements, at value	2,000
Total Investment Securities, at value	2,456,525
Cash	208
Dividends and interest receivable	3,130
Receivable for capital shares issued	135,041
Receivable for investments sold	1,795,581
Prepaid expenses	130
TOTAL ASSETS	4,390,615
LIABILITIES:
Payable for capital shares redeemed	683,502
Advisory fees payable	1,043
Management services fees payable	139
Administration fees payable	142
Administrative services fees payable	1,542
Distribution fees payable	1,376
Transfer agency fees payable	619
Fund accounting fees payable	332
Compliance services fees payable	54
Other accrued expenses	4,292
TOTAL LIABILITIES	693,041
NET ASSETS	$3,697,574
NET ASSETS CONSIST OF:
Capital	$20,707,196
Accumulated net investment income (loss)	22,030
Accumulated net realized gains (losses) on investments	(18,046,685)
Net unrealized appreciation (depreciation) on investments	1,015,033
NET ASSETS	$3,697,574
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	343,278
Net Asset Value (offering and redemption price per share)	$10.77

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2012

INVESTMENT INCOME:
Dividends	$70,079
Interest	20
TOTAL INVESTMENT INCOME	70,099
EXPENSES:
Advisory fees	21,459
Management services fees	2,861
Administration fees	1,230
Transfer agency fees	1,968
Administrative services fees	9,374
Distribution fees	7,153
Custody fees	5,483
Fund accounting fees	2,903
Trustee fees	62
Compliance services fees	41
Other fees	4,093
Total Gross Expenses before reductions	56,627
Less Expenses reduced by the Advisor	(8,558)
TOTAL NET EXPENSES	48,069
NET INVESTMENT INCOME (LOSS)	22,030
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(449,678)
Net realized gains (losses) on swap agreements	69,616
Change in net unrealized appreciation/depreciation on investments	323,184
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(56,878)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(34,848)

See accompanying notes to the financial statements.

184 :: ProFund VP Banks :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$22,030	$(15,656)
Net realized gains (losses) on investments	(380,062)	501,288
Change in net unrealized appreciation/depreciation on investments	323,184	(1,793,679)
Change in net assets resulting from operations	(34,848)	(1,308,047)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	23,206,697	30,774,419
Value of shares redeemed	(21,959,556)	(33,986,165)
Change in net assets resulting from capital transactions	1,247,141	(3,211,746)
Change in net assets	1,212,293	(4,519,793)
NET ASSETS:
Beginning of period	2,485,281	7,005,074
End of period	$3,697,574	$2,485,281
Accumulated net investment income (loss)	$22,030	$—
SHARE TRANSACTIONS:
Issued	2,102,606	2,891,636
Redeemed	(2,026,299)	(3,175,679)
Change in shares	76,307	(284,043)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Banks :: 185

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2012 (unaudited)		Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$9.31		$12.71	$11.74	$12.76	$24.30	$34.74

Investment Activities:
Net investment income (loss)(a)	0.04		(0.04)	(0.11)	0.01	0.63	0.80
Net realized and unrealized gains (losses) on investments	1.42	(b)	(3.36)	1.09	(0.51)	(11.96)	(10.03)
Total income (loss) from investment activities	1.46		(3.40)	0.98	(0.50)	(11.33)	(9.23)

Distributions to Shareholders From:
Net investment income	—		—	(0.01)	(0.51)	(0.21)	(1.21)
Net realized gains on investments	—		—	—	(0.01)	—	—
Total distributions	—		—	(0.01)	(0.52)	(0.21)	(1.21)

Net Asset Value, End of Period	$10.77		$9.31	$12.71	$11.74	$12.76	$24.30

Total Return	15.68	%(c)	(26.75)%	8.34%	(4.24)%	(46.91)%	(27.27)%

Ratios to Average Net Assets:
Gross expenses(d)	1.98%		1.92%	1.89%	1.88%	1.87%	1.91%
Net expenses(d)	1.68%		1.68%	1.68%	1.67%	1.63%	1.63%
Net investment income (loss)(d)	0.77%		(0.31)%	(0.89)%	0.06%	3.46%	2.50%

Supplemental Data:
Net assets, end of period (000’s)	$3,698		$2,485	$7,005	$7,033	$18,015	$9,877
Portfolio turnover rate(e)	544	%(c)	716%	559%	913%	997%	683%

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)             The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)              Not annualized for periods less than one year.

(d)             Annualized for periods less than one year.

(e)              Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

186 :: ProFund VP Basic Materials :: Financial Statements

Investment Objective: The ProFund VP Basic Materials seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Basic Materials Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2012

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
E.I. du Pont de Nemours & Co.	10.8%
The Dow Chemical Co.	8.6%
Praxair, Inc.	7.4%
Freeport-McMoRan Copper & Gold, Inc.	7.3%
Newmont Mining Corp.	5.4%

Dow Jones U.S. Basic Materials Index — Composition

% of Index
Chemicals	63%
Industrial Metals	20%
Mining	13%
Forestry and Paper	4%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.9%)

	Shares	Value
Air Products & Chemicals, Inc. (Chemicals)	10,494	$847,181
Airgas, Inc. (Chemicals)	3,498	293,867
AK Steel Holding Corp. (Iron/Steel)	5,724	33,600
Albemarle Corp. (Chemicals)	4,770	284,483
Alcoa, Inc. (Mining)	56,127	491,111
Allegheny Technologies, Inc. (Iron/Steel)	5,565	177,468
Allied Nevada Gold Corp.* (Mining)	4,293	121,835
Alpha Natural Resources, Inc.* (Coal)	11,607	101,097
Arch Coal, Inc. (Coal)	11,289	77,781
Ashland, Inc. (Chemicals)	3,816	264,487
Avery Dennison Corp. (Household Products/ Wares)	5,406	147,800
Cabot Corp. (Chemicals)	3,180	129,426
Calgon Carbon Corp.* (Environmental Control)	3,021	42,959
Carpenter Technology Corp. (Iron/Steel)	2,385	114,098
Celanese Corp.—Series A (Chemicals)	8,268	286,238
CF Industries Holdings, Inc. (Chemicals)	3,498	677,703
Chemtura Corp.* (Chemicals)	5,247	76,082
Cliffs Natural Resources, Inc. (Iron/Steel)	7,632	376,181
Coeur d’Alene Mines Corp.* (Mining)	4,770	83,761
Commercial Metals Co. (Metal Fabricate/ Hardware)	6,042	76,371
Compass Minerals International, Inc. (Mining)	1,749	133,414
CONSOL Energy, Inc. (Coal)	11,925	360,612
Cytec Industries, Inc. (Chemicals)	2,385	139,856
Domtar Corp. (Forest Products & Paper)	1,908	146,363
E.I. du Pont de Nemours & Co. (Chemicals)	49,290	2,492,595
Eastman Chemical Co. (Chemicals)	6,837	344,380
FMC Corp. (Chemicals)	7,314	391,153
Freeport-McMoRan Copper & Gold, Inc. (Mining)	49,767	1,695,562
Fuller (H.B.) Co. (Chemicals)	2,544	78,101
Hecla Mining Co. (Mining)	14,787	70,238
Huntsman Corp. (Chemicals)	10,176	131,677
International Flavors & Fragrances, Inc. (Chemicals)	4,293	235,256
International Paper Co. (Forest Products & Paper)	21,306	615,956
Intrepid Potash, Inc.* (Chemicals)	2,703	61,520
Kaiser Aluminum Corp. (Mining)	954	49,455
LyondellBasell Industries N.V.—Class A (Chemicals)	17,967	723,531
Minerals Technologies, Inc. (Chemicals)	954	60,846
Molycorp, Inc.* (Mining)	3,180	68,529
NewMarket Corp. (Chemicals)	477	103,318
Newmont Mining Corp. (Mining)	25,917	1,257,234
Nucor Corp. (Iron/Steel)	15,105	572,480
Olin Corp. (Chemicals)	3,816	79,716
OM Group, Inc.* (Chemicals)	1,749	33,231
Peabody Energy Corp. (Coal)	14,310	350,881
Polypore International, Inc.* (Miscellaneous Manufacturing)	2,067	83,486
PPG Industries, Inc. (Chemicals)	8,109	860,527
Praxair, Inc. (Chemicals)	15,741	1,711,519
Reliance Steel & Aluminum Co. (Iron/Steel)	3,975	200,738
Resolute Forest Products, Inc.* (Forest Products & Paper)	3,975	46,031
Rockwood Holdings, Inc. (Chemicals)	3,657	162,188
Royal Gold, Inc. (Mining)	3,180	249,312
RPM, Inc. (Chemicals)	6,996	190,291
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	1,590	35,982
Schulman (A.), Inc. (Chemicals)	1,590	31,562
Sensient Technologies Corp. (Chemicals)	2,703	99,281
Sigma-Aldrich Corp. (Chemicals)	5,406	399,666
Solutia, Inc. (Chemicals)	6,360	178,398
Southern Copper Corp. (Mining)	9,063	285,575
Steel Dynamics, Inc. (Iron/Steel)	11,607	136,382
Stillwater Mining Co.* (Mining)	6,042	51,599
The Dow Chemical Co. (Chemicals)	63,123	1,988,374
The Mosaic Co. (Chemicals)	15,741	861,977
Titanium Metals Corp. (Mining)	4,452	50,352
United States Steel Corp. (Iron/Steel)	7,950	163,770
W.R. Grace & Co.* (Chemicals)	3,180	160,431
Walter Energy, Inc. (Coal)	3,339	147,450
Worthington Industries, Inc. (Metal Fabricate/ Hardware)	2,862	58,585
TOTAL COMMON STOCKS (Cost $10,658,009)		23,052,909
TOTAL INVESTMENT SECURITIES (Cost $10,658,009)—99.9%		23,052,909
Net other assets (liabilities)—0.1%		28,489
NET ASSETS—100.0%		$23,081,398

*  Non-income producing security

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Basic Materials :: 187

ProFund VP Basic Materials invested in the following industries as of June 30, 2012:

	Value	% of Net Assets
Chemicals	$14,378,861	62.3%
Coal	1,037,821	4.5%
Environmental Control	42,959	0.2%
Forest Products & Paper	808,350	3.5%
Household Products/Wares	147,800	0.6%
Iron/Steel	1,774,717	7.7%
Metal Fabricate/Hardware	170,938	0.7%
Mining	4,607,977	20.0%
Miscellaneous Manufacturing	83,486	0.4%
Other**	28,489	0.1%
Total	$23,081,398	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

188 :: ProFund VP Basic Materials :: Financial Statements

Statement of Assets and Liabilities (unaudited)

June 30, 2012

ASSETS:
Total Investment Securities, at cost	$10,658,009
Securities, at value	23,052,909
Total Investment Securities, at value	23,052,909
Dividends and interest receivable	41,403
Receivable for capital shares issued	19,998
Receivable for investments sold	289,909
Prepaid expenses	670
TOTAL ASSETS	23,404,889
LIABILITIES:
Cash overdraft	86,568
Payable for capital shares redeemed	178,309
Advisory fees payable	10,816
Management services fees payable	1,442
Administration fees payable	890
Administrative services fees payable	11,412
Distribution fees payable	10,311
Transfer agency fees payable	3,302
Fund accounting fees payable	2,088
Compliance services fees payable	267
Other accrued expenses	18,086
TOTAL LIABILITIES	323,491
NET ASSETS	$23,081,398
NET ASSETS CONSIST OF:
Capital	$33,499,178
Accumulated net investment income (loss)	82,566
Accumulated net realized gains (losses) on investments	(22,895,246)
Net unrealized appreciation (depreciation) on investments	12,394,900
NET ASSETS	$23,081,398
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	525,343
Net Asset Value (offering and redemption price per share)	$43.94

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2012

INVESTMENT INCOME:
Dividends	$342,689
Interest	23
Foreign tax withholding	(2,142)
TOTAL INVESTMENT INCOME	340,570
EXPENSES:
Advisory fees	115,181
Management services fees	15,357
Administration fees	6,386
Transfer agency fees	10,163
Administrative services fees	46,640
Distribution fees	38,394
Custody fees	3,316
Fund accounting fees	13,995
Trustee fees	331
Compliance services fees	169
Printing fees	17,162
Other fees	12,888
Total Gross Expenses before reductions	279,982
Less Expenses reduced by the Advisor	(21,978)
TOTAL NET EXPENSES	258,004
NET INVESTMENT INCOME (LOSS)	82,566
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	2,794,431
Change in net unrealized appreciation/depreciation on investments	(2,539,241)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	255,190
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$337,756

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Basic Materials :: 189

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$82,566	$81,925
Net realized gains (losses) on investments	2,794,431	7,124,933
Change in net unrealized appreciation/depreciation on investments	(2,539,241)	(16,212,662)
Change in net assets resulting from operations	337,756	(9,005,804)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(81,925)	(81,685)
Change in net assets resulting from distributions	(81,925)	(81,685)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	12,259,609	49,484,306
Dividends reinvested	81,925	81,685
Value of shares redeemed	(19,707,292)	(89,648,532)
Change in net assets resulting from capital transactions	(7,365,758)	(40,082,541)
Change in net assets	(7,109,927)	(49,170,030)
NET ASSETS:
Beginning of period	30,191,325	79,361,355
End of period	$23,081,398	$30,191,325
Accumulated net investment income (loss)	$82,566	$81,925
SHARE TRANSACTIONS:
Issued	259,407	952,088
Reinvested	1,760	1,504
Redeemed	(426,782)	(1,783,814)
Change in shares	(165,615)	(830,222)

See accompanying notes to the financial statements.

190 :: ProFund VP Basic Materials :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2012 (unaudited)		Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$43.69		$52.17	$40.45	$25.02	$51.69	$39.75

Investment Activities:
Net investment income (loss)(a)	0.12		0.08	0.06	0.26	0.14	0.15
Net realized and unrealized gains (losses) on investments	0.26		(8.51)	11.89	15.34	(26.65)	12.03
Total income (loss) from investment activities	0.38		(8.43)	11.95	15.60	(26.51)	12.18

Distributions to Shareholders From:
Net investment income	(0.13)		(0.05)	(0.23)	(0.17)	(0.16)	(0.24)

Net Asset Value, End of Period	$43.94		$43.69	$52.17	$40.45	$25.02	$51.69

Total Return	0.82	%(b)	(16.15)%	29.69%	62.38%	(51.42)%	30.71%

Ratios to Average Net Assets:
Gross expenses(c)	1.82%		1.78%	1.76%	1.82%	1.73%	1.71%
Net expenses(c)	1.68%		1.68%	1.68%	1.67%	1.63%	1.63%
Net investment income (loss)(c)	0.54%		0.15%	0.15%	0.78%	0.28%	0.33%

Supplemental Data:
Net assets, end of period (000’s)	$23,081		$30,191	$79,361	$72,106	$24,636	$120,031
Portfolio turnover rate(d)	21	%(b)	53%	134%	180%	191%	280%

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)             Not annualized for periods less than one year.

(c)              Annualized for periods less than one year.

(d)             Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Biotechnology :: 191

Investment Objective: The ProFund VP Biotechnology seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Biotechnology Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2012

Market Exposure

Investment Type	% of Net Assets
Equity Securities	69%
Swap Agreements	31%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Amgen, Inc.	15.1%
Gilead Sciences, Inc.	10.2%
Biogen Idec, Inc.	9.3%
Celgene Corp.	7.5%
Alexion Pharmaceuticals, Inc.	5.1%

Dow Jones U.S. Biotechnology Index — Composition

The Dow Jones U.S. Biotechnology Index is comprised of a single sector.

Schedule of Portfolio Investments (unaudited)

Common Stocks (68.6%)

	Shares	Value
Acorda Therapeutics, Inc.* (Biotechnology)	1,650	$38,874
Alexion Pharmaceuticals, Inc.* (Biotechnology)	8,140	808,302
Amgen, Inc. (Biotechnology)	33,000	2,410,320
Amylin Pharmaceuticals, Inc.* (Biotechnology)	6,160	173,897
Biogen Idec, Inc.* (Biotechnology)	10,230	1,477,008
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	4,840	191,567
Celgene Corp.* (Biotechnology)	18,590	1,192,735
Charles River Laboratories International, Inc.* (Biotechnology)	2,090	68,468
Cubist Pharmaceuticals, Inc.* (Biotechnology)	2,640	100,082
Dendreon Corp.* (Biotechnology)	6,490	48,026
Gen-Probe, Inc.* (Healthcare-Products)	2,090	171,798
Gilead Sciences, Inc.* (Biotechnology)	31,790	1,630,191
Human Genome Sciences, Inc.* (Biotechnology)	9,790	128,543
Illumina, Inc.* (Biotechnology)	5,170	208,816
Incyte Corp.* (Biotechnology)	4,180	94,886
InterMune, Inc.* (Biotechnology)	2,750	32,863
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	3,960	47,520
Life Technologies Corp.* (Biotechnology)	7,590	341,474
Medivation, Inc.* (Pharmaceuticals)	1,540	140,756
Myriad Genetics, Inc.* (Biotechnology)	3,630	86,285
Nektar Therapeutics* (Pharmaceuticals)	4,840	39,059
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	2,640	175,428
PDL BioPharma, Inc. (Biotechnology)	5,940	39,382
Pharmacyclics, Inc.* (Pharmaceuticals)	2,200	120,142
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	3,080	351,798
Seattle Genetics, Inc.* (Biotechnology)	4,290	108,923
Techne Corp. (Healthcare-Products)	1,540	114,268
United Therapeutics Corp.* (Biotechnology)	1,980	97,772
Vertex Pharmaceuticals, Inc.* (Biotechnology)	8,910	498,247
TOTAL COMMON STOCKS (Cost $5,925,381)		10,937,430

Repurchase Agreements(a) (0.2%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.09%—0.10%, dated 6/29/12, due 7/2/12, total to be received $31,000	$31,000	$31,000
TOTAL REPURCHASE AGREEMENTS (Cost $31,000)		31,000
TOTAL INVESTMENT SECURITIES (Cost $5,956,381)—68.8%		10,968,430
Net other assets (liabilities)—31.2%		4,972,588
NET ASSETS—100.0%		$15,941,018

*                 Non-income producing security

(a)          The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Biotechnology Index	$5,000,000	$—

ProFund VP Biotechnology invested in the following industries as of June 30, 2012:

	Value	% of Net Assets
Biotechnology	$9,936,892	62.3%
Healthcare-Products	286,066	1.8%
Pharmaceuticals	714,472	4.5%
Other**	5,003,588	31.4%
Total	$15,941,018	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

192 :: ProFund VP Biotechnology :: Financial Statements

Statement of Assets and Liabilities (unaudited)

June 30, 2012

ASSETS:
Total Investment Securities, at cost	$5,956,381
Securities, at value	10,937,430
Repurchase agreements, at value	31,000
Total Investment Securities, at value	10,968,430
Cash	188
Receivable for capital shares issued	31,435
Receivable for investments sold	4,970,453
Prepaid expenses	213
TOTAL ASSETS	15,970,719
LIABILITIES:
Payable for capital shares redeemed	1,479
Advisory fees payable	6,973
Management services fees payable	930
Administration fees payable	517
Administrative services fees payable	3,823
Distribution fees payable	4,669
Transfer agency fees payable	1,802
Fund accounting fees payable	1,211
Compliance services fees payable	116
Other accrued expenses	8,181
TOTAL LIABILITIES	29,701
NET ASSETS	$15,941,018
NET ASSETS CONSIST OF:
Capital	$18,933,465
Accumulated net investment income (loss)	(71,528)
Accumulated net realized gains (losses) on investments	(7,932,968)
Net unrealized appreciation (depreciation) on investments	5,012,049
NET ASSETS	$15,941,018
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	533,310
Net Asset Value (offering and redemption price per share)	$29.89

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2012

INVESTMENT INCOME:
Dividends	$36,550
Interest	33
TOTAL INVESTMENT INCOME	36,583
EXPENSES:
Advisory fees	48,264
Management services fees	6,435
Administration fees	2,910
Transfer agency fees	4,668
Administrative services fees	18,892
Distribution fees	16,088
Custody fees	2,001
Fund accounting fees	6,414
Trustee fees	134
Compliance services fees	86
Other fees	9,605
Total Gross Expenses before reductions	115,497
Less Expenses reduced by the Advisor	(7,386)
TOTAL NET EXPENSES	108,111
NET INVESTMENT INCOME (LOSS)	(71,528)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	155,415
Net realized gains (losses) on swap agreements	38,446
Change in net unrealized appreciation/depreciation on investments	2,020,376
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,214,237
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,142,709

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Biotechnology :: 193

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(71,528)	$(127,461)
Net realized gains (losses) on investments	193,861	152,937
Change in net unrealized appreciation/depreciation on investments	2,020,376	(212,335)
Change in net assets resulting from operations	2,142,709	(186,859)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	20,534,097	25,358,571
Value of shares redeemed	(13,874,965)	(25,014,983)
Change in net assets resulting from capital transactions	6,659,132	343,588
Change in net assets	8,801,841	156,729
NET ASSETS:
Beginning of period	7,139,177	6,982,448
End of period	$15,941,018	$7,139,177
Accumulated net investment income (loss)	$(71,528)	$—
SHARE TRANSACTIONS:
Issued	728,729	1,043,513
Redeemed	(488,408)	(1,055,851)
Change in shares	240,321	(12,338)

See accompanying notes to the financial statements.

194 :: ProFund VP Biotechnology :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2012 (unaudited)		Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$24.37		$22.87	$21.76	$20.98	$20.60	$20.83

Investment Activities:
Net investment income (loss)(a)	(0.16)		(0.34)	(0.36)	(0.32)	(0.34)	(0.34)
Net realized and unrealized gains (losses) on investments	5.68		1.84 (b)	1.47	1.10	0.72	0.11
Total income (loss) from investment activities	5.52		1.50	1.11	0.78	0.38	(0.23)

Net Asset Value, End of Period	$29.89		$24.37	$22.87	$21.76	$20.98	$20.60

Total Return	22.65	%(c)	6.56%	5.10%	3.72%	1.84%	(1.15)%

Ratios to Average Net Assets:
Gross expenses(d)	1.79%		1.76%	1.79%	1.81%	1.75%	1.76%
Net expenses(d)	1.68%		1.68%	1.68%	1.66%	1.63%	1.63%
Net investment income (loss)(d)	(1.11)%		(1.40)%	(1.59)%	(1.54)%	(1.55)%	(1.61)%

Supplemental Data:
Net assets, end of period (000’s)	$15,941		$7,139	$6,982	$8,031	$22,321	$16,676
Portfolio turnover rate(e)	156	%(c)	324%	237%	256%	429%	486%

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)             The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)              Not annualized for periods less than one year.

(d)             Annualized for periods less than one year.

(e)              Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Consumer Goods :: 195

Investment Objective: The ProFund VP Consumer Goods seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Goods Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2012

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Procter & Gamble Co.	11.1%
Coca-Cola Co.	10.7%
Philip Morris International, Inc.	9.9%
PepsiCo, Inc.	7.3%
Altria Group, Inc.	4.6%

Dow Jones U.S. Consumer Goods Index — Composition

% of Index
Beverages	22%
Food Producers	20%
Household Goods	17%
Tobacco	17%
Personal Goods	13%
Automobiles and Parts	8%
Leisure Goods	3%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.7%)

	Shares	Value
Activision Blizzard, Inc. (Software)	4,773	$57,228
Alexander & Baldwin, Inc.* (Real Estate)	444	11,175
Altria Group, Inc. (Agriculture)	23,421	809,196
Archer-Daniels-Midland Co. (Agriculture)	6,882	203,157
Avon Products, Inc. (Cosmetics/Personal Care)	4,995	80,969
Beam, Inc. (Beverages)	1,776	110,982
BorgWarner, Inc.* (Auto Parts & Equipment)	1,332	87,366
Briggs & Stratton Corp. (Machinery-Diversified)	555	9,707
Brown-Forman Corp. (Beverages)	1,221	118,254
Brunswick Corp. (Leisure Time)	999	22,198
Bunge, Ltd. (Agriculture)	1,665	104,462
Campbell Soup Co. (Food)	2,220	74,104
Carter’s, Inc.* (Apparel)	555	29,193
Church & Dwight, Inc. (Household Products/Wares)	1,554	86,200
Clorox Co. (Household Products/Wares)	1,443	104,560
Coach, Inc. (Apparel)	3,330	194,738
Coca-Cola Co. (Beverages)	23,976	1,874,683
Coca-Cola Enterprises, Inc. (Beverages)	3,441	96,486
Colgate-Palmolive Co. (Cosmetics/ Personal Care)	4,995	519,979
ConAgra Foods, Inc. (Food)	4,773	123,764
Constellation Brands, Inc.* (Beverages)	1,998	54,066
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	666	11,682
Crocs, Inc.* (Apparel)	999	16,134
D.R. Horton, Inc. (Home Builders)	3,219	59,165
Dana Holding Corp. (Auto Parts & Equipment)	1,665	21,329
Darling International, Inc.* (Environmental Control)	1,332	21,965
Dean Foods Co.* (Food)	2,109	35,916
Deckers Outdoor Corp.* (Apparel)	444	19,540
Dr. Pepper Snapple Group, Inc. (Beverages)	2,442	106,837
Electronic Arts, Inc.* (Software)	3,885	47,980
Energizer Holdings, Inc.* (Electrical Components & Equipment)	777	58,469
Flowers Foods, Inc. (Food)	1,554	36,099
Ford Motor Co. (Auto Manufacturers)	42,735	409,829
Fossil, Inc.* (Distribution/Wholesale)	555	42,480
Fresh Del Monte Produce, Inc. (Food)	444	10,421
General Mills, Inc. (Food)	6,993	269,510
General Motors Co.* (Auto Manufacturers)	6,660	131,335
Gentex Corp. (Electronics)	1,665	34,749
Genuine Parts Co. (Distribution/Wholesale)	1,776	107,004
Green Mountain Coffee Roasters, Inc.* (Beverages)	1,443	31,429
Hanesbrands, Inc.* (Apparel)	1,110	30,780
Harley-Davidson, Inc. (Leisure Time)	2,664	121,825
Harman International Industries, Inc. (Home Furnishings)	777	30,769
Hasbro, Inc. (Toys/Games/Hobbies)	1,332	45,115
Heinz (H.J.) Co. (Food)	3,663	199,194
Herbalife, Ltd. (Pharmaceuticals)	1,332	64,376
Herman Miller, Inc. (Office Furnishings)	666	12,334
Hillshire Brands Co. (Food)	1,332	38,615
HNI Corp. (Office Furnishings)	444	11,433
Hormel Foods Corp. (Food)	1,665	50,649
Iconix Brand Group, Inc.* (Apparel)	777	13,574
Ingredion, Inc. (Food)	888	43,974
Jarden Corp. (Household Products/Wares)	888	37,314
Johnson Controls, Inc. (Auto Parts & Equipment)	7,770	215,307
Kellogg Co. (Food)	2,775	136,891
Kimberly-Clark Corp. (Household Products/Wares)	4,551	381,237
Kraft Foods, Inc. (Food)	20,313	784,488
Lancaster Colony Corp. (Food)	222	15,809
Lear Corp. (Auto Parts & Equipment)	1,110	41,880
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,554	32,836
Lennar Corp.—Class A (Home Builders)	1,776	54,896
LKQ Corp.* (Distribution/Wholesale)	1,665	55,611
Lorillard, Inc. (Agriculture)	1,443	190,404
M.D.C. Holdings, Inc. (Home Builders)	444	14,505
Mattel, Inc. (Toys/Games/Hobbies)	3,885	126,029
McCormick & Co., Inc. (Food)	1,332	80,786
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	2,331	187,669
Michael Kors Holdings, Ltd.* (Retail)	444	18,577
Mohawk Industries, Inc.* (Textiles)	666	46,507
Molson Coors Brewing Co.—Class B (Beverages)	1,776	73,899
Monsanto Co. (Chemicals)	6,105	505,372
Monster Beverage Corp.* (Beverages)	1,776	126,451
Newell Rubbermaid, Inc. (Housewares)	3,330	60,406
NIKE, Inc.—Class B (Apparel)	4,218	370,256

See accompanying notes to the financial statements.

196 :: ProFund VP Consumer Goods :: Financial Statements

Common Stocks, continued

	Shares	Value
Nu Skin Enterprises, Inc. (Retail)	666	$31,235
NVR, Inc.* (Home Builders)	111	94,350
PepsiCo, Inc. (Beverages)	17,982	1,270,608
Philip Morris International, Inc. (Agriculture)	19,758	1,724,083
Polaris Industries, Inc. (Leisure Time)	777	55,540
Pool Corp. (Distribution/Wholesale)	555	22,455
Post Holdings, Inc.* (Food)	333	10,240
Procter & Gamble Co. (Cosmetics/Personal Care)	31,524	1,930,845
PulteGroup, Inc.* (Home Builders)	3,885	41,569
PVH Corp. (Retail)	777	60,443
Ralcorp Holdings, Inc.* (Food)	666	44,449
Ralph Lauren Corp. (Apparel)	666	93,280
Reynolds American, Inc. (Agriculture)	3,774	169,339
Smithfield Foods, Inc.* (Food)	1,776	38,415
Snap-on, Inc. (Hand/Machine Tools)	666	41,458
Stanley Black & Decker, Inc. (Hand/Machine Tools)	1,998	128,591
Steven Madden, Ltd.* (Apparel)	444	14,097
Take-Two Interactive Software, Inc.* (Software)	999	9,451
Tempur-Pedic International, Inc.* (Home Furnishings)	777	18,174
Tenneco, Inc.* (Auto Parts & Equipment)	666	17,862
Tesla Motors, Inc.* (Auto Manufacturers)	666	20,839
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	2,664	144,176
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	2,775	32,773
The Hain Celestial Group, Inc.* (Food)	444	24,438
The Hershey Co. (Food)	1,776	127,925
The JM Smucker Co.—Class A (Food)	1,332	100,593
The Jones Group, Inc. (Apparel)	888	8,489
The Middleby Corp.* (Machinery-Diversified)	222	22,113
The Ryland Group, Inc. (Home Builders)	555	14,197
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	444	18,257
The Warnaco Group, Inc.* (Apparel)	444	18,906
Thor Industries, Inc. (Home Builders)	555	15,213
TiVo, Inc.* (Home Furnishings)	1,332	11,016
Toll Brothers, Inc.* (Home Builders)	1,665	49,500
Tootsie Roll Industries, Inc. (Food)	333	7,945
TreeHouse Foods, Inc.* (Food)	444	27,657
TRW Automotive Holdings Corp.* (Auto Parts & Equipment)	1,221	44,884
Tupperware Corp. (Household Products/Wares)	666	36,470
Tyson Foods, Inc.—Class A (Food)	3,441	64,794
Under Armour, Inc.—Class A* (Apparel)	444	41,949
Universal Corp. (Agriculture)	222	10,285
V.F. Corp. (Apparel)	999	133,317
Visteon Corp.* (Auto Parts & Equipment)	555	20,813
WABCO Holdings, Inc.* (Auto Parts & Equipment)	777	41,127
WD-40 Co. (Household Products/Wares)	222	11,058
Whirlpool Corp. (Home Furnishings)	888	54,310
Wolverine World Wide, Inc. (Apparel)	555	21,523
TOTAL COMMON STOCKS (Cost $10,627,241)		17,405,159

Repurchase Agreements(a) (0.5%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.09%—0.10%, dated 6/29/12, due 7/2/12, total to be received $91,001	$91,000	$91,000
TOTAL REPURCHASE AGREEMENTS (Cost $91,000)		91,000
TOTAL INVESTMENT SECURITIES (Cost $10,718,241)—100.2%		17,496,159
Net other assets (liabilities)—(0.2)%		(42,246)
NET ASSETS—100.0%		$17,453,913

*                 Non-income producing security

(a)          The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Consumer Goods invested in the following industries as of June 30, 2012:

	Value	% of Net Assets
Agriculture	$3,210,926	18.4%
Apparel	1,005,776	5.8%
Auto Manufacturers	562,003	3.2%
Auto Parts & Equipment	535,023	3.1%
Beverages	3,863,695	22.1%
Chemicals	505,372	2.9%
Cosmetics/Personal Care	2,675,969	15.3%
Distribution/Wholesale	227,550	1.3%
Electrical Components & Equipment	58,469	0.3%
Electronics	34,749	0.2%
Environmental Control	21,965	0.1%
Food	2,346,676	13.4%
Hand/Machine Tools	170,049	1.0%
Home Builders	343,395	2.0%
Home Furnishings	114,269	0.7%
Household Products/Wares	675,096	3.9%
Housewares	60,406	0.3%
Leisure Time	199,563	1.1%
Machinery-Diversified	31,820	0.2%
Miscellaneous Manufacturing	32,836	0.2%
Office Furnishings	23,767	0.1%
Pharmaceuticals	252,045	1.4%
Real Estate	11,175	0.1%
Retail	110,255	0.6%
Software	114,659	0.7%
Textiles	46,507	0.3%
Toys/Games/Hobbies	171,144	1.0%
Other**	48,754	0.3%
Total	$17,453,913	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Consumer Goods :: 197

Statement of Assets and Liabilities (unaudited)

June 30, 2012

ASSETS:
Total Investment Securities, at cost	$10,718,241
Securities, at value	17,405,159
Repurchase agreements, at value	91,000
Total Investment Securities, at value	17,496,159
Cash	216
Dividends receivable	58,099
Receivable for capital shares issued	154,867
Prepaid expenses	315
TOTAL ASSETS	17,709,656
LIABILITIES:
Payable for investments purchased	49,803
Payable for capital shares redeemed	167,346
Advisory fees payable	7,692
Management services fees payable	1,026
Administration fees payable	654
Administrative services fees payable	6,617
Distribution fees payable	5,359
Transfer agency fees payable	2,349
Fund accounting fees payable	1,532
Compliance services fees payable	159
Other accrued expenses	13,206
TOTAL LIABILITIES	255,743
NET ASSETS	$17,453,913
NET ASSETS CONSIST OF:
Capital	$16,389,625
Accumulated net investment income (loss)	85,643
Accumulated net realized gains (losses) on investments	(5,799,273)
Net unrealized appreciation (depreciation) on investments	6,777,918
NET ASSETS	$17,453,913
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	457,454
Net Asset Value (offering and redemption price per share)	$38.15

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2012

INVESTMENT INCOME:
Dividends	$238,485
Interest	16
TOTAL INVESTMENT INCOME	238,501
EXPENSES:
Advisory fees	68,240
Management services fees	9,099
Administration fees	4,236
Transfer agency fees	6,774
Administrative services fees	30,190
Distribution fees	22,747
Custody fees	6,247
Fund accounting fees	9,588
Trustee fees	211
Compliance services fees	123
Other fees	13,412
Total Gross Expenses before reductions	170,867
Less Expenses reduced by the Advisor	(18,009)
TOTAL NET EXPENSES	152,858
NET INVESTMENT INCOME (LOSS)	85,643
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(14,629)
Change in net unrealized appreciation/depreciation on investments	782,256
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	767,627
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$853,270

See accompanying notes to the financial statements.

198 :: ProFund VP Consumer Goods :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$85,643	$167,801
Net realized gains (losses) on investments	(14,629)	(520,963)
Change in net unrealized appreciation/depreciation on investments	782,256	595,493
Change in net assets resulting from operations	853,270	242,331
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(167,801)	(190,418)
Change in net assets resulting from distributions	(167,801)	(190,418)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	13,390,652	34,528,560
Dividends reinvested	167,801	190,418
Value of shares redeemed	(14,684,098)	(36,578,883)
Change in net assets resulting from capital transactions	(1,125,645)	(1,859,905)
Change in net assets	(440,176)	(1,807,992)
NET ASSETS:
Beginning of period	17,894,089	19,702,081
End of period	$17,453,913	$17,894,089
Accumulated net investment income (loss)	$85,643	$167,801
SHARE TRANSACTIONS:
Issued	349,790	960,060
Reinvested	4,346	5,455
Redeemed	(386,691)	(1,045,194)
Change in shares	(32,555)	(79,679)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Consumer Goods :: 199

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2012 (unaudited)		Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$36.52		$34.58	$29.63	$24.61	$35.50	$33.48

Investment Activities:
Net investment income (loss)(a)	0.18		0.33	0.34	0.38	0.27	0.25
Net realized and unrealized gains (losses) on investments	1.78		2.05	4.78	4.91	(9.39)	2.28
Total income (loss) from investment activities	1.96		2.38	5.12	5.29	(9.12)	2.53

Distributions to Shareholders From:
Net investment income	(0.33)		(0.44)	(0.17)	(0.27)	(0.40)	(0.51)
Net realized gains on investments	—		—	—	—	(1.37)	—
Total distributions	(0.33)		(0.44)	(0.17)	(0.27)	(1.77)	(0.51)

Net Asset Value, End of Period	$38.15		$36.52	$34.58	$29.63	$24.61	$35.50

Total Return	5.39	%(b)	6.94%	17.36%	21.57%	(26.71)%	7.60%

Ratios to Average Net Assets:
Gross expenses(c)	1.88%		1.82%	1.83%	1.89%	1.94%	1.82%
Net expenses(c)	1.68%		1.68%	1.68%	1.66%	1.63%	1.63%
Net investment income (loss)(c)	0.94%		0.93%	1.10%	1.46%	0.88%	0.73%

Supplemental Data:
Net assets, end of period (000’s)	$17,454		$17,894	$19,702	$16,894	$8,863	$30,133
Portfolio turnover rate(d)	50	%(b)	167%	245%	242%	445%	437%

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)             Not annualized for periods less than one year.

(c)              Annualized for periods less than one year.

(d)             Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

200 :: ProFund VP Consumer Services :: Financial Statements

Investment Objective: The ProFund VP Consumer Services seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Services Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2012

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Wal-Mart Stores, Inc.	6.6%
McDonald’s Corp.	4.9%
The Home Depot, Inc.	4.4%
Walt Disney Co.	4.4%
Amazon.com, Inc.	4.3%

Dow Jones U.S. Consumer Services Index — Composition

% of Index
General Retailers	42%
Media	26%
Travel and Leisure	21%
Food and Drug Retailers	11%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.7%)

	Shares	Value
Aaron’s, Inc. (Commercial Services)	780	$22,082
Abercrombie & Fitch Co.—Class A (Retail)	936	31,955
Acxiom Corp.* (Software)	936	14,143
Advance Auto Parts, Inc. (Retail)	780	53,212
Aeropostale, Inc.* (Retail)	936	16,689
Alaska Air Group, Inc.* (Airlines)	780	28,002
Amazon.com, Inc.* (Internet)	3,900	890,565
AMC Networks, Inc.—Class A* (Media)	624	22,183
American Eagle Outfitters, Inc. (Retail)	2,184	43,090
AmerisourceBergen Corp. (Pharmaceuticals)	2,808	110,495
ANN, Inc.* (Retail)	624	15,906
Apollo Group, Inc.—Class A* (Commercial Services)	1,248	45,165
Arbitron, Inc. (Commercial Services)	312	10,920
Ascena Retail Group, Inc.* (Retail)	1,404	26,142
AutoNation, Inc.* (Retail)	468	16,511
AutoZone, Inc.* (Retail)	312	114,557
Avis Budget Group, Inc.* (Commercial Services)	1,248	18,970
Bally Technologies, Inc.* (Entertainment)	468	21,837
Bed Bath & Beyond, Inc.* (Retail)	2,652	163,894
Best Buy Co., Inc. (Retail)	3,120	65,395
Big Lots, Inc.* (Retail)	780	31,816
Bob Evans Farms, Inc. (Retail)	312	12,542
Brinker International, Inc. (Retail)	780	24,859
Cabela’s, Inc.* (Retail)	624	23,593
Cablevision Systems Corp. NY—Class A (Media)	2,496	33,172
Cardinal Health, Inc. (Pharmaceuticals)	3,900	163,800
CarMax, Inc.* (Retail)	2,496	64,746
Carnival Corp.—Class A (Leisure Time)	4,524	155,037
Casey’s General Stores, Inc. (Retail)	468	27,607
CBS Corp.—Class B (Media)	6,864	225,002
CEC Entertainment, Inc. (Retail)	156	5,674
Charter Communications, Inc.—Class A* (Media)	468	33,167
Chemed Corp. (Commercial Services)	156	9,429
Chico’s FAS, Inc. (Retail)	1,872	27,780
Chipotle Mexican Grill, Inc.* (Retail)	312	118,544
Choice Hotels International, Inc. (Lodging)	312	12,458
Cinemark Holdings, Inc. (Entertainment)	1,092	24,952
Collective Brands, Inc.* (Retail)	624	13,366
Comcast Corp.—Class A (Media)	23,556	753,085
Comcast Corp.—Special Class A (Media)	6,552	205,733
Copart, Inc.* (Retail)	1,248	29,565
Costco Wholesale Corp. (Retail)	4,836	459,420
Cracker Barrel Old Country Store, Inc. (Retail)	312	19,594
CVS Caremark Corp. (Retail)	14,352	670,669
Darden Restaurants, Inc. (Retail)	1,404	71,085
Delta Air Lines, Inc.* (Airlines)	9,516	104,200
DeVry, Inc. (Commercial Services)	624	19,325
Dick’s Sporting Goods, Inc. (Retail)	1,092	52,416
Dillards, Inc.—Class A (Retail)	468	29,802
DIRECTV—Class A* (Media)	7,332	357,948
Discovery Communications, Inc.—Class A* (Media)	1,560	84,240
Discovery Communications, Inc.—Class C* (Media)	1,092	54,698
DISH Network Corp.—Class A (Media)	2,340	66,807
Dolby Laboratories, Inc.—Class A* (Electronics)	624	25,771
Dollar General Corp.* (Retail)	2,496	135,757
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	312	25,260
Dollar Tree, Inc.* (Retail)	2,496	134,285
Domino’s Pizza, Inc. (Retail)	624	19,288
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	780	14,867
DSW, Inc.—Class A (Retail)	312	16,973
Dun & Bradstreet Corp. (Software)	468	33,308
eBay, Inc.* (Internet)	12,480	524,285
Expedia, Inc. (Internet)	1,092	52,492
Express, Inc.* (Retail)	780	14,173
FactSet Research Systems, Inc. (Media)	468	43,496
Family Dollar Stores, Inc. (Retail)	1,248	82,967
Foot Locker, Inc. (Retail)	1,716	52,475
GameStop Corp.—Class A (Retail)	1,560	28,642
Gannett Co., Inc. (Media)	2,652	39,064
Gaylord Entertainment Co.* (Lodging)	468	18,046
Genesco, Inc.* (Retail)	312	18,767
GNC Holdings, Inc.—Class A (Retail)	936	36,691
Group 1 Automotive, Inc. (Retail)	312	14,230
GUESS?, Inc. (Retail)	780	23,689
H & R Block, Inc. (Commercial Services)	3,276	52,350
Harris Teeter Supermarkets, Inc. (Food)	468	19,183
Hertz Global Holdings, Inc.* (Commercial Services)	2,652	33,946

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Consumer Services :: 201

Common Stocks, continued

	Shares	Value
Hillenbrand, Inc. (Commercial Services)	780	$14,336
HSN, Inc. (Retail)	468	18,884
Hyatt Hotels Corp.—Class A* (Lodging)	468	17,391
IHS, Inc.—Class A* (Computers)	468	50,418
International Game Technology (Entertainment)	3,432	54,054
International Speedway Corp.—Class A (Entertainment)	312	8,168
ITT Educational Services, Inc.* (Commercial Services)	312	18,954
J.C. Penney Co., Inc. (Retail)	1,716	40,000
Jack in the Box, Inc.* (Retail)	468	13,048
JetBlue Airways Corp.* (Airlines)	2,652	14,056
John Wiley & Sons, Inc. (Media)	624	30,570
Kohls Corp. (Retail)	2,496	113,543
Kroger Co. (Food)	5,928	137,470
Lamar Advertising Co.—Class A* (Advertising)	624	17,846
Las Vegas Sands Corp. (Lodging)	4,368	189,964
Liberty Global, Inc.—Class A* (Media)	1,560	77,423
Liberty Global, Inc.—Series C* (Media)	1,248	59,592
Liberty Media Corp.—Liberty Capital—Class A* (Media)	1,248	109,712
Liberty Media Holding Corp.—Interactive Series A* (Internet)	6,396	113,785
Life Time Fitness, Inc.* (Leisure Time)	468	21,767
Live Nation, Inc.* (Commercial Services)	1,872	17,185
Lowe’s Cos., Inc. (Retail)	13,416	381,551
Macy’s, Inc. (Retail)	4,680	160,758
Madison Square Garden, Inc.—Class A* (Entertainment)	624	23,363
Marriott International, Inc.—Class A (Lodging)	3,277	128,453
Marriott Vacations Worldwide Corp.* (Entertainment)	312	9,666
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	312	10,137
McDonald’s Corp. (Retail)	11,388	1,008,180
McGraw-Hill Cos., Inc. (Media)	3,120	140,400
McKesson Corp. (Pharmaceuticals)	2,652	248,625
Meredith Corp. (Media)	468	14,948
MGM Resorts International* (Lodging)	3,588	40,042
Morningstar, Inc. (Commercial Services)	312	18,046
Neilsen Holdings N.V.* (Media)	780	20,452
Netflix, Inc.* (Internet)	624	42,725
News Corp.—Class A (Media)	18,876	420,746
News Corp.—Class B (Media)	4,836	108,907
Nordstrom, Inc. (Retail)	1,872	93,020
O’Reilly Automotive, Inc.* (Retail)	1,404	117,613
Office Depot, Inc.* (Retail)	3,120	6,739
Omnicare, Inc. (Pharmaceuticals)	1,248	38,975
Omnicom Group, Inc. (Advertising)	3,120	151,632
OpenTable, Inc.* (Internet)	312	14,043
Orient-Express Hotels, Ltd.—Class A* (Lodging)	1,092	9,140
Panera Bread Co.—Class A* (Retail)	312	43,505
Papa John’s International, Inc.* (Retail)	156	7,421
Penn National Gaming* (Entertainment)	780	34,780
PetSmart, Inc. (Retail)	1,248	85,089
Pier 1 Imports, Inc. (Retail)	1,248	20,505
Pinnacle Entertainment, Inc.* (Entertainment)	624	6,003
Priceline.com, Inc.* (Internet)	624	414,660
Regal Entertainment Group—Class A (Entertainment)	936	12,879
Regis Corp. (Retail)	624	11,207
Rent-A-Center, Inc. (Commercial Services)	624	21,054
Rite Aid Corp.* (Retail)	6,864	9,610
Rollins, Inc. (Commercial Services)	780	17,449
Ross Stores, Inc. (Retail)	2,496	155,925
Royal Caribbean Cruises, Ltd. (Leisure Time)	1,560	40,607
Safeway, Inc. (Food)	2,652	48,134
Saks, Inc.* (Retail)	1,248	13,291
Sally Beauty Holdings, Inc.* (Retail)	1,716	44,170
Scholastic Corp. (Media)	312	8,786
Scientific Games Corp.—Class A* (Entertainment)	624	5,335
Scripps Networks Interactive—Class A (Media)	936	53,221
Sears Holdings Corp.* (Retail)	468	27,940
Service Corp. International (Commercial Services)	2,496	30,876
Shutterfly, Inc.* (Internet)	312	9,575
Signet Jewelers, Ltd. (Retail)	936	41,193
Sirius XM Radio, Inc.* (Media)	42,744	79,076
Six Flags Entertainment Corp. (Entertainment)	624	33,808
Sotheby’s—Class A (Commercial Services)	780	26,021
Southwest Airlines Co. (Airlines)	8,580	79,108
Staples, Inc. (Retail)	7,800	101,790
Starbucks Corp. (Retail)	8,580	457,486
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	2,184	115,839
Strayer Education, Inc. (Commercial Services)	156	17,007
SUPERVALU, Inc. (Food)	2,340	12,121
Sysco Corp. (Food)	6,552	195,315
Target Corp. (Retail)	6,708	390,338
The Buckle, Inc. (Retail)	312	12,346
The Cato Corp.—Class A (Retail)	312	9,504
The Cheesecake Factory, Inc.* (Retail)	624	19,943
The Children’s Place Retail Stores, Inc.* (Retail)	312	15,547
The Gap, Inc. (Retail)	3,900	106,704
The Home Depot, Inc. (Retail)	17,316	917,575
The Interpublic Group of Cos., Inc. (Advertising)	4,992	54,163
The Limited, Inc. (Retail)	2,808	119,424
The Men’s Wearhouse, Inc. (Retail)	624	17,559
The New York Times Co.—Class A* (Media)	1,404	10,951
The Wendy’s Co. (Retail)	3,432	16,199
Tiffany & Co. (Retail)	1,404	74,342
Time Warner Cable, Inc. (Media)	3,588	294,575
Time Warner, Inc. (Media)	10,764	414,414
TJX Cos., Inc. (Retail)	8,268	354,945
Tractor Supply Co. (Retail)	780	64,787
TripAdvisor, Inc.* (Internet)	1,092	48,801
Ulta Salon, Cosmetics & Fragrance, Inc. (Retail)	624	58,269
United Continental Holdings, Inc.* (Airlines)	3,744	91,092
United Natural Foods, Inc.* (Food)	468	25,674
Urban Outfitters, Inc.* (Retail)	1,248	34,432
US Airways Group, Inc.* (Airlines)	1,872	24,954
Vail Resorts, Inc. (Entertainment)	468	23,437
Valassis Communications, Inc.* (Commercial Services)	468	10,179
ValueClick, Inc.* (Internet)	936	15,341
VCA Antech, Inc.* (Pharmaceuticals)	936	20,573
Viacom, Inc.—Class B (Media)	5,460	256,729
Wal-Mart Stores, Inc. (Retail)	19,656	1,370,416
Walgreen Co. (Retail)	9,672	286,098
Walt Disney Co. (Media)	18,720	907,920
Washington Post Co.—Class B (Media)	156	58,316
WebMD Health Corp.* (Internet)	468	9,599
Weight Watchers International, Inc. (Commercial Services)	156	8,043
Whole Foods Market, Inc. (Food)	1,872	178,439
Williams-Sonoma, Inc. (Retail)	936	32,732
WMS Industries, Inc.* (Leisure Time)	624	12,449
Wyndham Worldwide Corp. (Lodging)	1,716	90,502
Wynn Resorts, Ltd. (Lodging)	936	97,082

See accompanying notes to the financial statements.

202 :: ProFund VP Consumer Services :: Financial Statements

Common Stocks, continued

	Shares	Value
YUM! Brands, Inc. (Retail)	5,148	$331,634
TOTAL COMMON STOCKS (Cost $15,200,607)		20,690,989

Repurchase Agreements(a) (0.4%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.09%—0.10%, dated 6/29/12, due 7/2/12, total to be received $87,001	$87,000	$87,000
TOTAL REPURCHASE AGREEMENTS (Cost $87,000)		87,000
TOTAL INVESTMENT SECURITIES (Cost $15,287,607)—100.1%		20,777,989
Net other assets (liabilities)—(0.1)%		(21,138)
NET ASSETS—100.0%		$20,756,851

*                 Non-income producing security

(a)          The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Consumer Services invested in the following industries as of June 30, 2012:

	Value	% of Net Assets
Advertising	$223,641	1.1%
Airlines	341,412	1.6%
Commercial Services	436,597	2.1%
Computers	50,418	0.2%
Electronics	25,771	0.1%
Entertainment	273,149	1.3%
Food	616,336	3.0%
Internet	2,135,871	10.3%
Leisure Time	229,860	1.1%
Lodging	718,917	3.5%
Media	4,985,333	24.1%
Miscellaneous Manufacturing	10,137	NM
Pharmaceuticals	582,468	2.8%
Retail	10,013,628	48.3%
Software	47,451	0.2%
Other**	65,862	0.3%
Total	$20,756,851	100.0%

**            Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM     Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Consumer Services :: 203

Statement of Assets and Liabilities (unaudited)
June 30, 2012

ASSETS:
Total Investment Securities, at cost	$15,287,607
Securities, at value	20,690,989
Repurchase agreements, at value	87,000
Total Investment Securities, at value	20,777,989
Cash	862
Dividends receivable	14,069
Receivable for capital shares issued	1,968,139
Receivable for investments sold	14,617
Prepaid expenses	373
TOTAL ASSETS	22,776,049
LIABILITIES:
Payable for investments purchased	1,857,252
Payable for capital shares redeemed	113,151
Advisory fees payable	6,722
Management services fees payable	896
Administration fees payable	700
Administrative services fees payable	9,075
Distribution fees payable	7,928
Transfer agency fees payable	2,854
Fund accounting fees payable	1,641
Compliance services fees payable	185
Other accrued expenses	18,794
TOTAL LIABILITIES	2,019,198
NET ASSETS	$20,756,851
NET ASSETS CONSIST OF:
Capital	$17,070,803
Accumulated net investment income (loss)	(15,202)
Accumulated net realized gains (losses) on investments	(1,789,132)
Net unrealized appreciation (depreciation) on investments	5,490,382
NET ASSETS	$20,756,851
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	542,572
Net Asset Value (offering and redemption price per share)	$38.26

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2012

INVESTMENT INCOME:
Dividends	$161,571
Interest	15
TOTAL INVESTMENT INCOME	161,586
EXPENSES:
Advisory fees	78,924
Management services fees	10,523
Administration fees	4,725
Transfer agency fees	7,557
Administrative services fees	30,866
Distribution fees	26,308
Custody fees	9,234
Fund accounting fees	10,892
Trustee fees	232
Compliance services fees	157
Printing fees	11,248
Other fees	10,007
Total Gross Expenses before reductions	200,673
Less Expenses reduced by the Advisor	(23,885)
TOTAL NET EXPENSES	176,788
NET INVESTMENT INCOME (LOSS)	(15,202)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(111,457)
Change in net unrealized appreciation/depreciation on investments	2,314,130
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,202,673
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,187,471

See accompanying notes to the financial statements.

204 :: ProFund VP Consumer Services :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(15,202)	$(588)
Net realized gains (losses) on investments	(111,457)	1,136,891
Change in net unrealized appreciation/depreciation on investments	2,314,130	(631,825)
Change in net assets resulting from operations	2,187,471	504,478
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(93,656)	—
Change in net assets resulting from distributions	(93,656)	—
CAPITAL TRANSACTIONS:
Proceeds from shares issued	30,267,224	34,549,601
Dividends reinvested	93,656	—
Value of shares redeemed	(30,491,307)	(38,336,999)
Change in net assets resulting from capital transactions	(130,427)	(3,787,398)
Change in net assets	1,963,388	(3,282,920)
NET ASSETS:
Beginning of period	18,793,463	22,076,383
End of period	$20,756,851	$18,793,463
Accumulated net investment income (loss)	$(15,202)	$—
SHARE TRANSACTIONS:
Issued	800,654	1,033,343
Reinvested	2,505	—
Redeemed	(817,176)	(1,166,502)
Change in shares	(14,017)	(133,159)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Consumer Services :: 205

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2012 (unaudited)		Year Ended Dec. 31, 2011		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$33.77		$32.01		$26.37	$20.16	$29.38	$32.02

Investment Activities:
Net investment income (loss)(a)	(0.03)		—	(b)	(0.02)	(0.01)	(0.04)	(0.23)
Net realized and unrealized gains (losses) on investments	4.69		1.76		5.66	6.22	(9.18)	(2.41)
Total income (loss) from investment activities	4.66		1.76		5.64	6.21	(9.22)	(2.64)

Distributions to Shareholders From:
Net realized gains on investments	(0.17)		—		—	—	—	—

Net Asset Value, End of Period	$38.26		$33.77		$32.01	$26.37	$20.16	$29.38

Total Return	13.80	%(c)	5.50%		21.39%	30.80%	(31.38)%	(8.24)%

Ratios to Average Net Assets:
Gross expenses(d)	1.91%		1.94%		1.95%	2.51%	2.51%	2.07%
Net expenses(d)	1.68%		1.68%		1.68%	1.67%	1.63%	1.63%
Net investment income (loss)(d)	(0.14)%		—	%(e)	(0.08)%	(0.06)%	(0.17)%	(0.70)%

Supplemental Data:
Net assets, end of period (000’s)	$20,757		$18,793		$22,076	$6,404	$5,283	$2,458
Portfolio turnover rate(f)	118	%(c)	232%		203%	467%	983%	618%

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)             Amount is less than $0.005.

(c)              Not annualized for periods less than one year.

(d)             Annualized for periods less than one year.

(e)              Amount is less than 0.005%.

(f)                Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

206 :: ProFund VP Financials :: Financial Statements

Investment Objective: The ProFund VP Financials seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Financials Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2012

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Wells Fargo & Co.	7.3%
J.P. Morgan Chase & Co.	6.0%
Bank of America Corp.	3.9%
Berkshire Hathaway, Inc.— Class B	3.6%
Citigroup, Inc.	3.5%

Dow Jones U.S. Financials Index — Composition

% of Index
Banks	33%
General Financial	24%
Real Estate Investment Trusts	21%
Nonlife Insurance	16%
Life Insurance	5%
Real Estate Investment & Services	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.2%)

	Shares	Value
ACE, Ltd. (Insurance)	3,123	$231,508
Affiliated Managers Group, Inc.* (Diversified Financial Services)	347	37,979
AFLAC, Inc. (Insurance)	4,164	177,345
Alexandria Real Estate Equities, Inc. (REIT)	694	50,468
Allied World Assurance Co. Holdings, Ltd. (Insurance)	347	27,576
Allstate Corp. (Insurance)	4,164	146,115
American Campus Communities, Inc. (REIT)	694	31,216
American Capital Agency Corp. (REIT)	2,776	93,301
American Express Co. (Diversified Financial Services)	9,369	545,369
American Financial Group, Inc. (Insurance)	694	27,226
American International Group, Inc.* (Insurance)	6,593	211,569
American Tower Corp. (REIT)	3,470	242,588
Ameriprise Financial, Inc. (Diversified Financial Services)	2,082	108,805
Annaly Mortgage Management, Inc. (REIT)	8,675	145,566
Aon PLC (Insurance)	3,123	146,094
Apartment Investment and Management Co.—Class A (REIT)	1,041	28,138
Arch Capital Group, Ltd.* (Insurance)	1,388	55,090
Argo Group International Holdings, Ltd. (Insurance)	347	10,157
Arthur J. Gallagher & Co. (Insurance)	1,041	36,508
Aspen Insurance Holdings, Ltd. (Insurance)	694	20,057
Associated Banc-Corp. (Banks)	1,735	22,885
Assurant, Inc. (Insurance)	694	24,179
Assured Guaranty, Ltd. (Insurance)	1,388	19,571
Astoria Financial Corp. (Savings & Loans)	694	6,801
AvalonBay Communities, Inc. (REIT)	1,041	147,281
Axis Capital Holdings, Ltd. (Insurance)	1,041	33,885
BancorpSouth, Inc. (Banks)	694	10,077
Bank of America Corp. (Banks)	97,854	800,446
Bank of Hawaii Corp. (Banks)	347	15,945
Bank of New York Mellon Corp. (Banks)	11,104	243,733
BB&T Corp. (Banks)	6,246	192,689
Berkshire Hathaway, Inc.—Class B* (Insurance)	9,022	751,803
BioMed Realty Trust, Inc. (REIT)	1,388	25,928
BlackRock, Inc. (Diversified Financial Services)	1,041	176,783
BOK Financial Corp. (Banks)	347	20,195
Boston Properties, Inc. (REIT)	1,388	150,418
Brandywine Realty Trust (REIT)	1,388	17,128
BRE Properties, Inc.—Class A (REIT)	694	34,714
Brookfield Properties Corp. (Real Estate)	2,429	42,313
Brown & Brown, Inc. (Insurance)	1,041	28,388
Camden Property Trust (REIT)	694	46,963
Capital One Financial Corp. (Banks)	5,205	284,505
CapitalSource, Inc. (Banks)	2,429	16,323
Capitol Federal Financial, Inc. (Savings & Loans)	1,388	16,489
Cash America International, Inc. (Retail)	347	15,282
Cathay Bancorp, Inc. (Banks)	694	11,458
CBL & Associates Properties, Inc. (REIT)	1,388	27,122
CBOE Holdings, Inc. (Diversified Financial Services)	694	19,210
CBRE Group, Inc.—Class A* (Real Estate)	2,776	45,415
Chimera Investment Corp. (REIT)	9,369	22,111
Cincinnati Financial Corp. (Insurance)	1,388	52,841
CIT Group, Inc.* (Banks)	1,735	61,835
Citigroup, Inc. (Banks)	26,719	732,368
City National Corp. (Banks)	347	16,857
CME Group, Inc. (Diversified Financial Services)	694	186,068
CNO Financial Group, Inc. (Insurance)	2,082	16,240
Colonial Properties Trust (REIT)	694	15,365
Comerica, Inc. (Banks)	1,735	53,282
Commerce Bancshares, Inc. (Banks)	694	26,303
CommonWealth REIT (REIT)	694	13,269
Corporate Office Properties Trust (REIT)	694	16,316
Cullen/Frost Bankers, Inc. (Banks)	694	39,898
DCT Industrial Trust, Inc. (REIT)	2,082	13,117
DDR Corp. (REIT)	2,082	30,480
DiamondRock Hospitality Co. (REIT)	1,388	14,158
Digital Realty Trust, Inc. (REIT)	1,041	78,148
Discover Financial Services (Diversified Financial Services)	4,858	167,990
Douglas Emmett, Inc. (REIT)	1,388	32,063
Duke Realty Corp. (REIT)	2,429	35,561
DuPont Fabros Technology, Inc. (REIT)	694	19,821
E*TRADE Financial Corp.* (Diversified Financial Services)	2,429	19,529
East West Bancorp, Inc. (Banks)	1,388	32,562

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Financials :: 207

Common Stocks, continued

	Shares	Value
EastGroup Properties, Inc. (REIT)	347	$18,495
Eaton Vance Corp. (Diversified Financial Services)	1,041	28,055
Endurance Specialty Holdings, Ltd. (Insurance)	347	13,297
Entertainment Properties Trust (REIT)	347	14,265
Equifax, Inc. (Commercial Services)	1,041	48,511
Equity Lifestyle Properties, Inc. (REIT)	347	23,933
Equity Residential (REIT)	2,776	173,111
Erie Indemnity Co.—Class A (Insurance)	347	24,849
Essex Property Trust, Inc. (REIT)	347	53,410
Everest Re Group, Ltd. (Insurance)	347	35,911
Extra Space Storage, Inc. (REIT)	1,041	31,855
EZCORP, Inc.—Class A* (Retail)	347	8,141
F.N.B. Corp. (Banks)	1,388	15,088
Federal Realty Investment Trust (REIT)	694	72,238
Federated Investors, Inc.—Class B (Diversified Financial Services)	1,041	22,746
Fidelity National Title Group, Inc.—Class A (Insurance)	2,082	40,099
Fifth Third Bancorp (Banks)	8,328	111,595
First American Financial Corp. (Insurance)	1,041	17,655
First Financial Bankshares, Inc. (Banks)	347	11,992
First Horizon National Corp. (Banks)	2,429	21,014
First Midwest Bancorp, Inc. (Banks)	694	7,620
First Niagara Financial Group, Inc. (Savings & Loans)	3,123	23,891
First Republic Bank* (Banks)	694	23,318
FirstMerit Corp. (Banks)	1,041	17,197
Forest City Enterprises, Inc.—Class A* (Real Estate)	1,388	20,265
Franklin Resources, Inc. (Diversified Financial Services)	1,388	154,054
Franklin Street Properties Corp. (REIT)	694	7,343
Fulton Financial Corp. (Banks)	1,735	17,333
General Growth Properties, Inc. (REIT)	3,470	62,772
Genworth Financial, Inc.—Class A* (Insurance)	4,511	25,532
Glacier Bancorp, Inc. (Banks)	694	10,750
Greenhill & Co., Inc. (Diversified Financial Services)	347	12,371
Hancock Holding Co. (Banks)	694	21,125
Hanover Insurance Group, Inc. (Insurance)	347	13,578
Hartford Financial Services Group, Inc. (Insurance)	4,164	73,411
Hatteras Financial Corp. (REIT)	1,041	29,773
HCC Insurance Holdings, Inc. (Insurance)	1,041	32,687
HCP, Inc. (REIT)	3,817	168,521
Health Care REIT, Inc. (REIT)	2,082	121,381
Healthcare Realty Trust, Inc. (REIT)	694	16,545
Highwoods Properties, Inc. (REIT)	694	23,353
Home Properties, Inc. (REIT)	347	21,292
Horace Mann Educators Corp. (Insurance)	347	6,066
Hospitality Properties Trust (REIT)	1,041	25,786
Host Hotels & Resorts, Inc. (REIT)	6,593	104,301
Hudson City Bancorp, Inc. (Savings & Loans)	4,511	28,735
Huntington Bancshares, Inc. (Banks)	7,981	51,078
IBERIABANK Corp. (Banks)	347	17,506
IntercontinentalExchange, Inc.* (Diversified Financial Services)	694	94,370
International Bancshares Corp. (Banks)	694	13,547
Invesco Mortgage Capital, Inc. (REIT)	1,041	19,092
Invesco, Ltd. (Diversified Financial Services)	4,164	94,106
J.P. Morgan Chase & Co. (Banks)	34,700	1,239,831
Janus Capital Group, Inc. (Diversified Financial Services)	1,735	13,568
Jefferies Group, Inc. (Diversified Financial Services)	1,388	18,030
Jones Lang LaSalle, Inc. (Real Estate)	347	24,418
Kemper Corp. (Insurance)	347	10,670
KeyCorp (Banks)	8,675	67,144
Kilroy Realty Corp. (REIT)	694	33,597
Kimco Realty Corp. (REIT)	3,817	72,638
LaSalle Hotel Properties (REIT)	694	20,223
Legg Mason, Inc. (Diversified Financial Services)	1,041	27,451
Lexington Realty Trust (REIT)	1,388	11,756
Liberty Property Trust (REIT)	1,041	38,350
Lincoln National Corp. (Insurance)	2,776	60,711
Loews Corp. (Insurance)	3,123	127,762
M&T Bank Corp. (Banks)	1,041	85,955
Mack-Cali Realty Corp. (REIT)	694	20,175
Marsh & McLennan Cos., Inc. (Insurance)	4,858	156,573
MasterCard, Inc.—Class A (Commercial Services)	1,041	447,744
MB Financial, Inc. (Banks)	347	7,474
MBIA, Inc.* (Insurance)	1,388	15,004
Mercury General Corp. (Insurance)	347	14,459
MetLife, Inc. (Insurance)	7,634	235,509
MFA Financial, Inc. (REIT)	3,123	24,640
Mid-America Apartment Communities, Inc. (REIT)	347	23,679
Montpelier Re Holdings, Ltd. (Insurance)	694	14,775
Moody’s Corp. (Commercial Services)	1,735	63,414
Morgan Stanley Dean Witter & Co. (Banks)	12,492	182,258
MSCI, Inc.—Class A* (Software)	1,041	35,415
NASDAQ Stock Market, Inc. (Diversified Financial Services)	1,388	31,466
National Penn Bancshares, Inc. (Banks)	1,041	9,962
National Retail Properties, Inc. (REIT)	1,041	29,450
New York Community Bancorp (Savings & Loans)	3,817	47,827
Northern Trust Corp. (Banks)	2,082	95,814
NYSE Euronext (Diversified Financial Services)	2,429	62,134
Ocwen Financial Corp.* (Diversified Financial Services)	1,041	19,550
Old National Bancorp (Banks)	694	8,335
Old Republic International Corp. (Insurance)	2,082	17,260
OMEGA Healthcare Investors, Inc. (REIT)	1,041	23,422
PacWest Bancorp (Banks)	347	8,213
PartnerRe, Ltd. (Insurance)	694	52,515
People’s United Financial, Inc. (Savings & Loans)	3,123	36,258
Piedmont Office Realty Trust, Inc.—Class A (REIT)	1,735	29,859
Platinum Underwriters Holdings, Ltd. (Insurance)	347	13,221
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,388	55,104
PNC Financial Services Group (Banks)	4,858	296,872
Popular, Inc.* (Banks)	1,041	17,296
Post Properties, Inc. (REIT)	347	16,986
Potlatch Corp. (REIT)	347	11,083
Principal Financial Group, Inc. (Insurance)	2,429	63,713
PrivateBancorp, Inc. (Banks)	694	10,243
ProAssurance Corp. (Insurance)	347	30,914
Progressive Corp. (Insurance)	5,205	108,420
Prologis, Inc. (REIT)	4,164	138,370
Prosperity Bancshares, Inc. (Banks)	347	14,584
Protective Life Corp. (Insurance)	694	20,411
Provident Financial Services, Inc. (Savings & Loans)	347	5,326
Prudential Financial, Inc. (Insurance)	4,511	218,468

See accompanying notes to the financial statements.

208 :: ProFund VP Financials :: Financial Statements

Common Stocks, continued

	Shares	Value
Public Storage, Inc. (REIT)	1,388	$200,441
Raymond James Financial Corp. (Diversified Financial Services)	1,041	35,644
Rayonier, Inc. (REIT)	1,041	46,741
Realty Income Corp. (REIT)	1,388	57,977
Redwood Trust, Inc. (REIT)	694	8,661
Regency Centers Corp. (REIT)	694	33,014
Regions Financial Corp. (Banks)	12,839	86,663
Reinsurance Group of America, Inc. (Insurance)	694	36,928
RenaissanceRe Holdings (Insurance)	347	26,375
SEI Investments Co. (Commercial Services)	1,388	27,607
Selective Insurance Group, Inc. (Insurance)	347	6,041
Senior Housing Properties Trust (REIT)	1,388	30,980
Signature Bank* (Banks)	347	21,157
Simon Property Group, Inc. (REIT)	2,776	432,112
SL Green Realty Corp. (REIT)	694	55,687
SLM Corp. (Diversified Financial Services)	4,511	70,868
St. Joe Co.* (Real Estate)	694	10,972
StanCorp Financial Group, Inc. (Insurance)	347	12,895
Starwood Property Trust, Inc. (REIT)	1,041	22,184
State Street Corp. (Banks)	4,511	201,371
Stifel Financial Corp.* (Diversified Financial Services)	347	10,722
Sunstone Hotel Investors, Inc.* (REIT)	1,041	11,441
SunTrust Banks, Inc. (Banks)	4,858	117,709
Susquehanna Bancshares, Inc. (Banks)	1,735	17,870
SVB Financial Group* (Banks)	347	20,376
Synovus Financial Corp. (Banks)	6,593	13,054
T. Rowe Price Group, Inc. (Diversified Financial Services)	2,429	152,930
Tanger Factory Outlet Centers, Inc. (REIT)	694	22,243
Taubman Centers, Inc. (REIT)	694	53,549
TCF Financial Corp. (Banks)	1,388	15,934
TD Ameritrade Holding Corp. (Diversified Financial Services)	2,082	35,394
TFS Financial Corp.* (Savings & Loans)	694	6,628
The Charles Schwab Corp. (Diversified Financial Services)	9,369	121,141
The Chubb Corp. (Insurance)	2,429	176,880
The Goldman Sachs Group, Inc. (Banks)	3,817	365,898
The Howard Hughes Corp.* (Real Estate)	347	21,389
The Macerich Co. (REIT)	1,041	61,471
The Travelers Cos., Inc. (Insurance)	3,470	221,525
Torchmark Corp. (Insurance)	1,041	52,623
Tower Group, Inc. (Insurance)	347	7,242
Trustmark Corp. (Banks)	347	8,495
Two Harbors Investment Corp. (REIT)	2,082	21,570
U.S. Bancorp (Banks)	17,350	557,976
UDR, Inc. (REIT)	2,082	53,799
UMB Financial Corp. (Banks)	347	17,777
Umpqua Holdings Corp. (Banks)	1,041	13,700
United Bankshares, Inc. (Banks)	347	8,980
UnumProvident Corp. (Insurance)	2,776	53,105
Validus Holdings, Ltd. (Insurance)	694	22,229
Valley National Bancorp (Banks)	1,735	18,391
Ventas, Inc. (REIT)	2,776	175,221
Visa, Inc.—Class A (Commercial Services)	4,858	600,595
Vornado Realty Trust (REIT)	1,735	145,705
W.R. Berkley Corp. (Insurance)	1,041	40,516
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	694	21,014
Washington Federal, Inc. (Savings & Loans)	1,041	17,582
Washington REIT (REIT)	694	19,744
Webster Financial Corp. (Banks)	694	15,032
Weingarten Realty Investors (REIT)	1,041	27,420
Wells Fargo & Co. (Banks)	45,457	1,520,082
Westamerica Bancorp (Banks)	347	16,375
Western Union Co. (Commercial Services)	5,552	93,496
Weyerhaeuser Co. (REIT)	4,858	108,625
Willis Group Holdings PLC (Insurance)	1,735	63,310
Wintrust Financial Corp. (Banks)	347	12,318
XL Group PLC (Insurance)	2,776	58,407
Zions Bancorp (Banks)	1,735	33,694
TOTAL COMMON STOCKS (Cost $11,786,188)		20,723,539

Repurchase Agreements(a) (0.3%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.09%—0.10%, dated 6/29/12, due 7/2/12, total to be received $63,001	$63,000	$63,000
TOTAL REPURCHASE AGREEMENTS (Cost $63,000)		63,000
TOTAL INVESTMENT SECURITIES (Cost $11,849,188)—100.5%		20,786,539
Net other assets (liabilities)—(0.5)%		(96,114)
NET ASSETS—100.0%		$20,690,425

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Financials invested in the following industries as of June 30, 2012:

	Value	% of Net Assets
Banks	$8,047,357	38.8%
Commercial Services	1,281,367	6.2%
Diversified Financial Services	2,287,347	11.1%
Forest Products & Paper	55,104	0.3%
Insurance	4,237,698	20.5%
REIT	4,401,519	21.3%
Real Estate	164,772	0.8%
Retail	23,423	0.1%
Savings & Loans	189,537	0.9%
Software	35,415	0.2%
Other**	(33,114)	(0.2)%
Total	$20,690,425	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Financials :: 209

Statement of Assets and Liabilities (unaudited)
June 30, 2012

ASSETS:
Total Investment Securities, at cost	$11,849,188
Securities, at value	20,723,539
Repurchase agreements, at value	63,000
Total Investment Securities, at value	20,786,539
Cash	1,385
Dividends and interest receivable	34,270
Receivable for capital shares issued	9,150
Prepaid expenses	586
TOTAL ASSETS	20,831,930

LIABILITIES:
Payable for capital shares redeemed	81,675
Advisory fees payable	7,825
Management services fees payable	1,043
Administration fees payable	793
Administrative services fees payable	11,540
Distribution fees payable	11,954
Transfer agency fees payable	3,360
Fund accounting fees payable	1,859
Compliance services fees payable	256
Other accrued expenses	21,200
TOTAL LIABILITIES	141,505
NET ASSETS	$20,690,425

NET ASSETS CONSIST OF:
Capital	$35,645,118
Accumulated net investment income (loss)	89,452
Accumulated net realized gains (losses) on investments	(23,981,496)
Net unrealized appreciation (depreciation) on investments	8,937,351
NET ASSETS	$20,690,425
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,075,386
Net Asset Value (offering and redemption price per share)	$19.24

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2012

INVESTMENT INCOME:
Dividends	$321,992
Interest	25
TOTAL INVESTMENT INCOME	322,017

EXPENSES:
Advisory fees	103,710
Management services fees	13,828
Administration fees	5,686
Transfer agency fees	9,096
Administrative services fees	38,998
Distribution fees	34,570
Custody fees	8,993
Fund accounting fees	13,145
Trustee fees	274
Compliance services fees	175
Printing fees	15,788
Other fees	12,226
Total Gross Expenses before reductions	256,489
Less Expenses reduced by the Advisor	(24,177)
TOTAL NET EXPENSES	232,312
NET INVESTMENT INCOME (LOSS)	89,705

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(739,334)
Change in net unrealized appreciation/depreciation on investments	2,146,563
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,407,229
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,496,934

See accompanying notes to the financial statements.

210 :: ProFund VP Financials :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$89,705	$38,862
Net realized gains (losses) on investments	(739,334)	1,150,392
Change in net unrealized appreciation/depreciation on investments	2,146,563	(5,602,987)
Change in net assets resulting from operations	1,496,934	(4,413,733)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(39,115)	—
Change in net assets resulting from distributions	(39,115)	—
CAPITAL TRANSACTIONS:
Proceeds from shares issued	30,045,878	20,678,149
Dividends reinvested	39,115	—
Value of shares redeemed	(28,805,822)	(26,579,182)
Change in net assets resulting from capital transactions	1,279,171	(5,901,033)
Change in net assets	2,736,990	(10,314,766)
NET ASSETS:
Beginning of period	17,953,435	28,268,201
End of period	$20,690,425	$17,953,435
Accumulated net investment income (loss)	$89,452	$38,862
SHARE TRANSACTIONS:
Issued	1,549,662	1,110,487
Reinvested	1,977	—
Redeemed	(1,528,264)	(1,485,603)
Change in shares	23,375	(375,116)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Financials :: 211

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2012 (unaudited)		Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$17.07		$19.81	$17.91	$15.82	$32.38	$40.64

Investment Activities:
Net investment income (loss)(a)	0.06		0.03	(0.05)	0.06	0.46	0.41
Net realized and unrealized gains (losses) on investments	2.13		(2.77)	2.01	2.32	(16.72)	(8.11)
Total income (loss) from investment activities	2.19		(2.74)	1.96	2.38	(16.26)	(7.70)

Distributions to Shareholders From:
Net investment income	(0.02)		—	(0.06)	(0.29)	(0.30)	(0.56)

Net Asset Value, End of Period	$19.24		$17.07	$19.81	$17.91	$15.82	$32.38

Total Return	12.83	%(b)	(13.83)%	10.93%	15.01%	(50.54)%	(19.11)%

Ratios to Average Net Assets:
Gross expenses(c)	1.85%		1.80%	1.80%	1.88%	1.85%	1.74%
Net expenses(c)	1.68%		1.68%	1.68%	1.67%	1.63%	1.63%
Net investment income (loss)(c)	0.65%		0.16%	(0.25)%	0.39%	1.90%	1.04%

Supplemental Data:
Net assets, end of period (000’s)	$20,690		$17,953	$28,268	$27,639	$22,598	$24,899
Portfolio turnover rate(d)	83	%(b)	48%	140%	272%	413%	216%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

212 :: ProFund VP Health Care :: Financial Statements

Investment Objective: The ProFund VP Health Care seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Health Care Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2012

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	11.6%
Pfizer, Inc.	10.8%
Merck & Co., Inc.	8.0%
Abbott Laboratories	6.4%
Bristol-Myers Squibb Co.	3.8%

Dow Jones U.S. Health Care Index — Composition

% of Index
Pharmaceuticals and Biotechnology	66%
Health Care Equipment and Services	34%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.0%)

	Shares	Value
Abbott Laboratories (Pharmaceuticals)	30,550	$1,969,558
Acorda Therapeutics, Inc.* (Biotechnology)	650	15,314
Aetna, Inc. (Healthcare-Services)	6,825	264,605
Alere, Inc.* (Healthcare-Products)	1,625	31,590
Alexion Pharmaceuticals, Inc.* (Biotechnology)	3,575	354,997
Align Technology, Inc.* (Healthcare-Products)	1,300	43,498
Alkermes PLC* (Pharmaceuticals)	1,950	33,092
Allergan, Inc. (Pharmaceuticals)	5,850	541,534
AMERIGROUP Corp.* (Healthcare-Services)	975	64,262
Amgen, Inc. (Biotechnology)	14,950	1,091,948
Amylin Pharmaceuticals, Inc.* (Biotechnology)	2,925	82,573
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	3,250	55,933
Auxilium Pharmaceuticals, Inc.* (Pharmaceuticals)	975	26,218
Bard (C.R.), Inc. (Healthcare-Products)	1,625	174,590
Baxter International, Inc. (Healthcare-Products)	10,725	570,034
Becton, Dickinson & Co. (Healthcare-Products)	3,575	267,231
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	325	32,503
Biogen Idec, Inc.* (Biotechnology)	4,550	656,929
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	2,275	90,044
Boston Scientific Corp.* (Healthcare-Products)	27,950	158,476
Bristol-Myers Squibb Co. (Pharmaceuticals)	32,825	1,180,059
Brookdale Senior Living, Inc.* (Healthcare-Services)	1,950	34,593
CareFusion Corp.* (Healthcare-Products)	4,225	108,498
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	975	91,104
Celgene Corp.* (Biotechnology)	8,450	542,152
Centene Corp.* (Healthcare-Services)	975	29,406
Cepheid, Inc.* (Healthcare-Products)	1,300	58,175
Charles River Laboratories International, Inc.* (Biotechnology)	975	31,941
CIGNA Corp. (Healthcare-Services)	5,525	243,100
Community Health Systems, Inc.* (Healthcare-Services)	1,625	45,549
Covance, Inc.* (Healthcare-Services)	975	46,654
Coventry Health Care, Inc. (Healthcare-Services)	2,925	92,986
Covidien PLC (Healthcare-Products)	9,425	504,237
Cubist Pharmaceuticals, Inc.* (Biotechnology)	1,300	49,283
DaVita, Inc.* (Healthcare-Services)	1,950	191,509
Dendreon Corp.* (Biotechnology)	2,925	21,645
DENTSPLY International, Inc. (Healthcare-Products)	2,600	98,306
Edwards Lifesciences Corp.* (Healthcare-Products)	2,275	235,007
Eli Lilly & Co. (Pharmaceuticals)	19,175	822,799
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	2,275	70,480
Express Scripts Holding Co.* (Pharmaceuticals)	15,600	870,948
Forest Laboratories, Inc.* (Pharmaceuticals)	4,875	170,576
Gen-Probe, Inc.* (Healthcare-Products)	975	80,145
Gilead Sciences, Inc.* (Biotechnology)	14,625	749,970
Haemonetics Corp.* (Healthcare-Products)	325	24,086
HCA Holdings, Inc. (Healthcare-Services)	3,250	98,897
Health Management Associates, Inc.— Class A* (Healthcare-Services)	4,875	38,269
Health Net, Inc.* (Healthcare-Services)	1,625	39,439
HEALTHSOUTH Corp.* (Healthcare-Services)	1,950	45,357
Henry Schein, Inc.* (Healthcare-Products)	1,625	127,546
Hill-Rom Holdings, Inc. (Healthcare-Products)	1,300	40,105
HMS Holdings Corp.* (Commercial Services)	1,625	54,129
Hologic, Inc.* (Healthcare-Products)	5,200	93,808
Hospira, Inc.* (Healthcare-Products)	3,250	113,685
Human Genome Sciences, Inc.* (Biotechnology)	4,550	59,742
Humana, Inc. (Healthcare-Services)	3,250	251,680
IDEXX Laboratories, Inc.* (Healthcare-Products)	975	93,727
Illumina, Inc.* (Biotechnology)	2,275	91,887
Impax Laboratories, Inc.* (Pharmaceuticals)	1,300	26,351
Incyte Corp.* (Biotechnology)	1,950	44,265
InterMune, Inc.* (Biotechnology)	1,300	15,535
Intuitive Surgical, Inc.* (Healthcare-Products)	650	359,963
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	1,950	23,400
Johnson & Johnson (Healthcare-Products)	52,975	3,578,991
Laboratory Corp. of America Holdings* (Healthcare-Services)	1,950	180,589
Life Technologies Corp.* (Biotechnology)	3,575	160,839
LifePoint Hospitals, Inc.* (Healthcare-Services)	975	39,956
Lincare Holdings, Inc. (Healthcare-Services)	1,625	55,283
Magellan Health Services, Inc.* (Healthcare-Services)	650	29,465
Masimo Corp.* (Healthcare-Products)	975	21,821

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Health Care :: 213

Common Stocks, continued

	Shares	Value
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	1,300	$44,395
Medivation, Inc.* (Pharmaceuticals)	650	59,410
Mednax, Inc.* (Healthcare-Services)	975	66,827
Medtronic, Inc. (Healthcare-Products)	20,150	780,409
Merck & Co., Inc. (Pharmaceuticals)	59,150	2,469,512
Mylan Laboratories, Inc.* (Pharmaceuticals)	8,125	173,631
Myriad Genetics, Inc.* (Biotechnology)	1,625	38,626
Nektar Therapeutics* (Pharmaceuticals)	2,275	18,359
NuVasive, Inc.* (Healthcare-Products)	975	24,726
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	1,300	86,385
Owens & Minor, Inc. (Distribution/Wholesale)	1,300	39,819
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	650	23,491
PAREXEL International Corp.* (Commercial Services)	1,300	36,699
Patterson Cos., Inc. (Healthcare-Products)	1,625	56,014
PDL BioPharma, Inc. (Biotechnology)	2,600	17,238
Perrigo Co. (Pharmaceuticals)	1,625	191,636
Pfizer, Inc. (Pharmaceuticals)	145,600	3,348,800
Pharmacyclics, Inc.* (Pharmaceuticals)	975	53,245
PSS World Medical, Inc.* (Healthcare-Products)	975	20,465
Quest Diagnostics, Inc. (Healthcare-Services)	2,925	175,207
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	975	51,909
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,300	148,486
ResMed, Inc.* (Healthcare-Products)	2,925	91,260
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	975	53,079
Seattle Genetics, Inc.* (Biotechnology)	1,950	49,511
Sirona Dental Systems, Inc.* (Healthcare-Products)	975	43,885
St. Jude Medical, Inc. (Healthcare-Products)	6,175	246,444
STERIS Corp. (Healthcare-Products)	975	30,586
Stryker Corp. (Healthcare-Products)	5,850	322,335
Techne Corp. (Healthcare-Products)	650	48,230
Teleflex, Inc. (Healthcare-Products)	650	39,592
Tenet Healthcare Corp.* (Healthcare-Services)	8,125	42,575
The Cooper Cos., Inc. (Healthcare-Products)	975	77,766
Theravance, Inc.* (Pharmaceuticals)	1,300	28,886
Thermo Fisher Scientific, Inc. (Electronics)	7,150	371,156
Thoratec Corp.* (Healthcare-Products)	1,300	43,654
United Therapeutics Corp.* (Biotechnology)	975	48,146
UnitedHealth Group, Inc. (Healthcare-Services)	20,150	1,178,775
Universal Health Services, Inc.—Class B (Healthcare-Services)	1,625	70,135
Varian Medical Systems, Inc.* (Healthcare-Products)	2,275	138,252
Vertex Pharmaceuticals, Inc.* (Biotechnology)	4,225	236,262
ViroPharma, Inc.* (Pharmaceuticals)	1,300	30,810
VIVUS, Inc.* (Pharmaceuticals)	1,950	55,653
Volcano Corp.* (Healthcare-Products)	975	27,934
Warner Chilcott PLC—Class A* (Pharmaceuticals)	3,250	58,240
Waters Corp.* (Electronics)	1,625	129,139
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	2,600	192,374
WellCare Health Plans, Inc.* (Healthcare-Services)	975	51,675
WellPoint, Inc. (Healthcare-Services)	6,500	414,635
West Pharmaceutical Services, Inc. (Healthcare-Products)	650	32,819
Zimmer Holdings, Inc. (Healthcare-Products)	3,575	230,087
TOTAL COMMON STOCKS (Cost $18,238,433)		30,912,050

Repurchase Agreements(a) (0.2%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.09%—0.10%, dated 6/29/12, due 7/2/12, total to be received $52,000	$52,000	$52,000
TOTAL REPURCHASE AGREEMENTS (Cost $52,000)		52,000
TOTAL INVESTMENT SECURITIES (Cost $18,290,433)—100.2%		30,964,050
Net other assets (liabilities)—(0.2)%		(49,696)
NET ASSETS—100.0%		$30,914,354

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Health Care invested in the following industries as of June 30, 2012:

	Value	% of Net Assets
Biotechnology	$4,595,725	14.9%
Commercial Services	90,828	0.3%
Distribution/Wholesale	39,819	0.1%
Electronics	500,295	1.6%
Healthcare-Products	9,037,977	29.2%
Healthcare-Services	3,791,428	12.3%
Pharmaceuticals	12,855,978	41.6%
Other**	2,304	NM
Total	$30,914,354	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

214 :: ProFund VP Health Care :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2012

ASSETS:
Total Investment Securities, at cost	$18,290,433
Securities, at value	30,912,050
Repurchase agreements, at value	52,000
Total Investment Securities, at value	30,964,050
Cash	2
Dividends and interest receivable	32,452
Receivable for capital shares issued	459,899
Prepaid expenses	497
TOTAL ASSETS	31,456,900

LIABILITIES:
Payable for investments purchased	380,532
Payable for capital shares redeemed	98,304
Advisory fees payable	13,949
Management services fees payable	1,860
Administration fees payable	1,081
Administrative services fees payable	9,299
Distribution fees payable	9,006
Transfer agency fees payable	3,800
Fund accounting fees payable	2,533
Compliance services fees payable	253
Other accrued expenses	21,929
TOTAL LIABILITIES	542,546
NET ASSETS	$30,914,354

NET ASSETS CONSIST OF:
Capital	$31,410,022
Accumulated net investment income (loss)	72,658
Accumulated net realized gains (losses) on investments	(13,241,943)
Net unrealized appreciation (depreciation) on investments	12,673,617
NET ASSETS	$30,914,354
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	878,421
Net Asset Value (offering and redemption price per share)	$35.19

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2012

INVESTMENT INCOME:
Dividends	$313,294
Interest	24
TOTAL INVESTMENT INCOME	313,318

EXPENSES:
Advisory fees	107,438
Management services fees	14,325
Administration fees	6,520
Transfer agency fees	10,437
Administrative services fees	42,308
Distribution fees	35,813
Custody fees	5,596
Fund accounting fees	14,527
Trustee fees	318
Compliance services fees	181
Other fees	22,511
Total Gross Expenses before reductions	259,974
Less Expenses reduced by the Advisor	(19,314)
TOTAL NET EXPENSES	240,660
NET INVESTMENT INCOME (LOSS)	72,658

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	161,234
Change in net unrealized appreciation/depreciation on investments	2,725,199
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,886,433
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,959,091

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Health Care :: 215

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$72,658	$118,627
Net realized gains (losses) on investments	161,234	(1,738,725)
Change in net unrealized appreciation/depreciation on investments	2,725,199	1,545,788
Change in net assets resulting from operations	2,959,091	(74,310)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(118,627)	(78,225)
Change in net assets resulting from distributions	(118,627)	(78,225)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	20,527,997	53,360,508
Dividends reinvested	118,627	78,225
Value of shares redeemed	(16,864,683)	(52,102,661)
Change in net assets resulting from capital transactions	3,781,941	1,336,072
Change in net assets	6,622,405	1,183,537
NET ASSETS:
Beginning of period	24,291,949	23,108,412
End of period	$30,914,354	$24,291,949
Accumulated net investment income (loss)	$72,658	$118,627
SHARE TRANSACTIONS:
Issued	610,705	1,702,623
Reinvested	3,476	2,587
Redeemed	(501,140)	(1,739,078)
Change in shares	113,041	(33,868)

See accompanying notes to the financial statements.

216 :: ProFund VP Health Care :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2012 (unaudited)		Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$31.74		$28.91	$28.19	$23.72	$31.42	$29.48

Investment Activities:
Net investment income (loss)(a)	0.08		0.12	0.09	0.10	0.10	0.07
Net realized and unrealized gains (losses) on investments	3.50		2.80 (b)	0.71	4.53	(7.72)	1.87
Total income (loss) from investment activities	3.58		2.92	0.80	4.63	(7.62)	1.94

Distributions to Shareholders From:
Net investment income	(0.13)		(0.09)	(0.08)	(0.16)	(0.08)	—

Net Asset Value, End of Period	$35.19		$31.74	$28.91	$28.19	$23.72	$31.42

Total Return	11.30	%(c)	10.11%	2.84%	19.56%	(24.29)%	6.58%

Ratios to Average Net Assets:
Gross expenses(d)	1.81%		1.77%	1.75%	1.80%	1.76%	1.72%
Net expenses(d)	1.68%		1.68%	1.68%	1.66%	1.63%	1.63%
Net investment income (loss)(d)	0.51%		0.39%	0.32%	0.43%	0.35%	0.24%

Supplemental Data:
Net assets, end of period (000’s)	$30,914		$24,292	$23,108	$28,189	$25,778	$62,724
Portfolio turnover rate(e)	38	%(c)	136%	49%	175%	265%	221%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Industrials :: 217

Investment Objective: The ProFund VP Industrials seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Industrials Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2012

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
General Electric Co.	12.4%
United Technologies Corp.	3.3%
United Parcel Service, Inc.—Class B	3.2%
3M Co.	3.2%
Union Pacific Corp.	3.2%

Dow Jones U.S. Industrials Index — Composition

% of Index
General Industrials	23%
Aerospace and Defense	16%
Industrial Engineering	16%
Support Services	15%
Industrial Transportation	14%
Electronic & Electrical Equipment	11%
Construction and Materials	5%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.0%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	3,850	$344,960
ABM Industries, Inc. (Commercial Services)	220	4,303
Acacia Research Corp.* (Media)	220	8,193
Accenture PLC—Class A (Computers)	3,850	231,346
Actuant Corp.—Class A (Miscellaneous Manufacturing)	440	11,950
Acuity Brands, Inc. (Electrical Components & Equipment)	220	11,200
Aecom Technology Corp.* (Engineering & Construction)	550	9,048
Aegion Corp.* (Engineering & Construction)	220	3,936
AGCO Corp.* (Machinery-Diversified)	550	25,151
Agilent Technologies, Inc. (Electronics)	2,090	82,012
Air Lease Corp.* (Diversified Financial Services)	440	8,532
Alexander & Baldwin Holdings, Inc.* (Real Estate)	220	11,715
Alliance Data Systems Corp.* (Commercial Services)	330	44,550
Alliant Techsystems, Inc. (Aerospace/Defense)	220	11,125
Ametek, Inc. (Electrical Components & Equipment)	990	49,411
Amphenol Corp.—Class A (Electronics)	990	54,371
Anixter International, Inc. (Telecommunications)	220	11,671
AptarGroup, Inc. (Miscellaneous Manufacturing)	330	16,846
Arrow Electronics, Inc.* (Electronics)	660	21,655
Astec Industries, Inc.* (Machinery-Construction & Mining)	110	3,375
Automatic Data Processing, Inc. (Commercial Services)	2,970	165,310
Avnet, Inc.* (Electronics)	880	27,157
AVX Corp. (Electronics)	330	3,528
Babcock & Wilcox Co.* (Machinery-Diversified)	770	18,865
Ball Corp. (Packaging & Containers)	990	40,639
BE Aerospace, Inc.* (Aerospace/Defense)	550	24,013
Belden, Inc. (Electrical Components & Equipment)	220	7,337
Bemis Co., Inc. (Packaging & Containers)	660	20,684
Benchmark Electronics, Inc.* (Electronics)	330	4,604
Boeing Co. (Aerospace/Defense)	3,960	294,228
Brady Corp.—Class A (Electronics)	330	9,078
Broadridge Financial Solutions, Inc. (Software)	770	16,378
C.H. Robinson Worldwide, Inc. (Transportation)	990	57,945
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	330	17,497
Caterpillar, Inc. (Machinery-Construction & Mining)	3,520	298,883
Ceradyne, Inc. (Miscellaneous Manufacturing)	110	2,822
Cintas Corp. (Textiles)	660	25,483
Clarcor, Inc. (Miscellaneous Manufacturing)	330	15,893
Clean Harbors, Inc.* (Environmental Control)	330	18,619
Cognex Corp. (Machinery-Diversified)	220	6,963
Coinstar, Inc.* (Retail)	220	15,105
Con-way, Inc. (Transportation)	330	11,916
Convergys Corp. (Commercial Services)	660	9,748
Cooper Industries PLC—Class A (Miscellaneous Manufacturing)	990	67,498
CoreLogic, Inc.* (Commercial Services)	660	12,085
Corrections Corp. of America (Commercial Services)	550	16,197
CoStar Group, Inc.* (Commercial Services)	110	8,932
Covanta Holding Corp. (Energy-Alternate Sources)	660	11,319
Crane Co. (Miscellaneous Manufacturing)	330	12,005
Crown Holdings, Inc.* (Packaging & Containers)	880	30,351
CSX Corp. (Transportation)	6,270	140,197
Cummins, Inc. (Machinery-Diversified)	990	95,941
Curtiss-Wright Corp. (Aerospace/Defense)	330	10,247
Danaher Corp. (Miscellaneous Manufacturing)	3,520	183,322
Deere & Co. (Machinery-Diversified)	2,420	195,705
Deluxe Corp. (Commercial Services)	330	8,230
Donaldson Co., Inc. (Miscellaneous Manufacturing)	880	29,366
Dover Corp. (Miscellaneous Manufacturing)	1,100	58,971
Eagle Materials, Inc. (Building Materials)	220	8,215
Eaton Corp. (Miscellaneous Manufacturing)	1,980	78,467
Ecolab, Inc. (Chemicals)	1,540	105,536
EMCOR Group, Inc. (Engineering & Construction)	440	12,241

See accompanying notes to the financial statements.

218 :: ProFund VP Industrials :: Financial Statements

Common Stocks, continued

	Shares	Value
Emerson Electric Co. (Electrical Components & Equipment)	4,400	$204,952
EnerSys* (Electrical Components & Equipment)	330	11,573
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	110	4,008
Esterline Technologies Corp.* (Aerospace/Defense)	220	13,717
Euronet Worldwide, Inc.* (Commercial Services)	330	5,650
Exelis, Inc. (Aerospace/Defense)	1,100	10,846
Expeditors International of Washington, Inc. (Transportation)	1,320	51,150
Fastenal Co. (Distribution/Wholesale)	1,760	70,946
FedEx Corp. (Transportation)	1,760	161,234
FEI Co.* (Electronics)	220	10,525
Fidelity National Information Services, Inc. (Software)	1,540	52,483
Fiserv, Inc.* (Software)	770	55,609
Flextronics International, Ltd.* (Electronics)	4,180	25,916
FLIR Systems, Inc. (Electronics)	880	17,160
Flowserve Corp. (Machinery-Diversified)	330	37,867
Fluor Corp. (Engineering & Construction)	990	48,847
Fortune Brands Home & Security, Inc.* (Building Materials)	880	19,598
Forward Air Corp. (Transportation)	220	7,099
Foster Wheeler AG* (Engineering & Construction)	660	11,438
FTI Consulting, Inc.* (Commercial Services)	220	6,325
G & K Services, Inc. (Textiles)	110	3,431
Gardner Denver, Inc. (Machinery-Diversified)	330	17,460
GATX Corp. (Trucking & Leasing)	330	12,705
General Cable Corp.* (Electrical Components & Equipment)	330	8,560
General Dynamics Corp. (Aerospace/Defense)	1,870	123,345
General Electric Co. (Miscellaneous Manufacturing)	63,690	1,327,300
Genesee & Wyoming, Inc.—Class A* (Transportation)	220	11,625
Genpact, Ltd.* (Commercial Services)	660	10,976
Global Payments, Inc. (Commercial Services)	440	19,021
Goodrich Corp. (Aerospace/Defense)	770	97,713
Graco, Inc. (Machinery-Diversified)	330	15,206
GrafTech International, Ltd.* (Electrical Components & Equipment)	770	7,431
Granite Construction, Inc. (Engineering & Construction)	220	5,744
Greif, Inc.—Class A (Packaging & Containers)	110	4,510
Harsco Corp. (Miscellaneous Manufacturing)	440	8,967
Heartland Express, Inc. (Transportation)	330	4,722
Hexcel Corp.* (Miscellaneous Manufacturing)	550	14,185
Honeywell International, Inc. (Miscellaneous Manufacturing)	4,290	239,554
Hub Group, Inc.—Class A* (Transportation)	220	7,964
Hubbell, Inc.—Class B (Electrical Components & Equipment)	330	25,720
Huntington Ingalls Industries, Inc.* (Shipbuilding)	330	13,279
IDEX Corp. (Machinery-Diversified)	550	21,439
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	2,530	133,812
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	1,760	74,237
IPG Photonics Corp.* (Telecommunications)	220	9,590
Iron Mountain, Inc. (Commercial Services)	990	32,630
Itron, Inc.* (Electronics)	220	9,073
ITT Corp. (Miscellaneous Manufacturing)	550	9,680
J.B. Hunt Transport Services, Inc. (Transportation)	550	32,780
Jabil Circuit, Inc. (Electronics)	1,210	24,599
Jack Henry & Associates, Inc. (Computers)	550	18,986
Jacobs Engineering Group, Inc.* (Engineering & Construction)	770	29,152
Joy Global, Inc. (Machinery-Construction & Mining)	660	37,442
Kaman Corp. (Aerospace/Defense)	110	3,403
Kansas City Southern Industries, Inc. (Transportation)	660	45,910
Kaydon Corp. (Metal Fabricate/Hardware)	220	4,706
KBR, Inc. (Engineering & Construction)	880	21,745
Kennametal, Inc. (Hand/Machine Tools)	440	14,586
Kirby Corp.* (Transportation)	330	15,536
Knight Transportation, Inc. (Transportation)	330	5,277
L-3 Communications Holdings, Inc. (Aerospace/Defense)	550	40,705
Landstar System, Inc. (Transportation)	330	17,068
Lender Processing Services, Inc. (Commercial Services)	550	13,904
Lennox International, Inc. (Building Materials)	330	15,388
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	550	24,084
LinkedIn Corp.—Class A* (Internet)	330	35,069
Littelfuse, Inc. (Electrical Components & Equipment)	110	6,258
Lockheed Martin Corp. (Aerospace/Defense)	1,540	134,103
Louisiana-Pacific Corp.* (Building Materials)	770	8,378
Manitowoc Co. (Machinery-Diversified)	770	9,009
Manpower, Inc. (Commercial Services)	440	16,126
Martin Marietta Materials (Building Materials)	220	17,340
Masco Corp. (Building Materials)	2,200	30,514
MDU Resources Group, Inc. (Electric)	1,100	23,771
MeadWestvaco Corp. (Forest Products & Paper)	990	28,462
Mettler Toledo International, Inc.* (Electronics)	220	34,287
Mine Safety Appliances Co. (Environmental Control)	220	8,853
Molex, Inc. (Electrical Components & Equipment)	440	10,534
Molex, Inc.—Class A (Electrical Components & Equipment)	440	8,901
Monster Worldwide, Inc.* (Commercial Services)	770	6,545
Moog, Inc.—Class A* (Aerospace/Defense)	220	9,097
MSC Industrial Direct Co.—Class A (Retail)	330	21,631
Mueller Industries, Inc. (Metal Fabricate/Hardware)	220	9,370
National Instruments Corp. (Electronics)	550	14,773
Navistar International Corp.* (Auto Manufacturers)	330	9,362
NeuStar, Inc.* (Telecommunications)	440	14,696
Nordson Corp. (Machinery-Diversified)	330	16,926
Norfolk Southern Corp. (Transportation)	1,980	142,105
Northrop Grumman Corp. (Aerospace/Defense)	1,430	91,220
Old Dominion Freight Line, Inc.* (Transportation)	330	14,286
Orbital Sciences Corp.* (Aerospace/Defense)	330	4,264
Oshkosh Truck Corp.* (Auto Manufacturers)	550	11,523
Owens Corning, Inc.* (Building Materials)	660	18,836
Owens-Illinois, Inc.* (Packaging & Containers)	990	18,978
PACCAR, Inc. (Auto Manufacturers)	2,200	86,218
Packaging Corp. of America (Packaging & Containers)	550	15,532

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Industrials :: 219

Common Stocks, continued

	Shares	Value
Pall Corp. (Miscellaneous Manufacturing)	660	$36,175
Parker Hannifin Corp. (Miscellaneous Manufacturing)	880	67,654
Paychex, Inc. (Commercial Services)	1,980	62,192
Pentair, Inc. (Miscellaneous Manufacturing)	550	21,054
PerkinElmer, Inc. (Electronics)	660	17,028
PHH Corp.* (Commercial Services)	330	5,768
Plexus Corp.* (Electronics)	220	6,204
Precision Castparts Corp. (Metal Fabricate/Hardware)	880	144,751
Quanta Services, Inc.* (Commercial Services)	1,210	29,125
R.R. Donnelley & Sons Co. (Commercial Services)	1,100	12,947
Raytheon Co. (Aerospace/Defense)	1,980	112,048
Regal-Beloit Corp. (Hand/Machine Tools)	220	13,697
Republic Services, Inc. (Environmental Control)	1,870	49,480
Resources Connection, Inc. (Commercial Services)	220	2,706
Robbins & Myers, Inc. (Machinery-Diversified)	220	9,200
Robert Half International, Inc. (Commercial Services)	880	25,142
Rock-Tenn Co.—Class A (Packaging & Containers)	440	24,002
Rockwell Automation, Inc. (Machinery-Diversified)	880	58,133
Rockwell Collins, Inc. (Aerospace/Defense)	880	43,428
Roper Industries, Inc. (Machinery-Diversified)	550	54,219
Ryder System, Inc. (Transportation)	330	11,883
Schnitzer Steel Industries, Inc.—Class A (Iron/Steel)	110	3,082
Sealed Air Corp. (Packaging & Containers)	1,100	16,984
Shaw Group, Inc.* (Engineering & Construction)	440	12,016
Sherwin-Williams Co. (Chemicals)	550	72,792
Silgan Holdings, Inc. (Packaging & Containers)	330	14,088
Simpson Manufacturing Co., Inc. (Building Materials)	220	6,492
Smith Corp. (Miscellaneous Manufacturing)	220	10,756
Sonoco Products Co. (Packaging & Containers)	660	19,899
Spirit Aerosystems Holdings, Inc.—Class A* (Aerospace/Defense)	660	15,728
SPX Corp. (Miscellaneous Manufacturing)	330	21,556
Stericycle, Inc.* (Environmental Control)	550	50,418
TE Connectivity, Ltd. (Electronics)	2,530	80,732
Teekay Shipping Corp. (Transportation)	220	6,442
Teledyne Technologies, Inc.* (Aerospace/Defense)	220	13,563
Terex Corp.* (Machinery-Construction & Mining)	660	11,768
Tetra Tech, Inc.* (Environmental Control)	330	8,606
Texas Industries, Inc. (Building Materials)	110	4,291
Textron, Inc. (Miscellaneous Manufacturing)	1,650	41,035
The Brink’s Co. (Miscellaneous Manufacturing)	330	7,649
The Corporate Executive Board Co. (Commercial Services)	220	8,994
The Geo Group, Inc.* (Commercial Services)	330	7,498
The Timken Co. (Metal Fabricate/Hardware)	440	20,148
The Valspar Corp. (Chemicals)	550	28,869
Toro Co. (Housewares)	220	16,124
Total System Services, Inc. (Commercial Services)	1,100	26,323
Towers Watson & Co.—Class A (Commercial Services)	330	19,767
TransDigm Group, Inc.* (Aerospace/Defense)	330	44,319
Trimble Navigation, Ltd.* (Electronics)	770	35,428
Trinity Industries, Inc. (Miscellaneous Manufacturing)	440	10,991
Triumph Group, Inc. (Aerospace/Defense)	220	12,379
TrueBlue, Inc.* (Commercial Services)	220	3,406
Tyco International, Ltd. (Miscellaneous Manufacturing)	2,750	145,337
Union Pacific Corp. (Transportation)	2,860	341,227
United Parcel Service, Inc.—Class B (Transportation)	4,400	346,544
United Rentals, Inc.* (Commercial Services)	440	14,978
United Stationers, Inc. (Distribution/Wholesale)	220	5,929
United Technologies Corp. (Aerospace/Defense)	4,730	357,257
Universal Display Corp.* (Electrical Components & Equipment)	220	7,907
URS Corp. (Engineering & Construction)	440	15,347
USG Corp.* (Building Materials)	440	8,382
UTI Worldwide, Inc. (Transportation)	660	9,643
Valmont Industries, Inc. (Metal Fabricate/Hardware)	110	13,307
Veeco Instruments, Inc.* (Semiconductors)	220	7,559
Verisk Analytics, Inc.—Class A* (Commercial Services)	880	43,349
Vishay Intertechnology, Inc.* (Electronics)	880	8,298
VistaPrint N.V.* (Commercial Services)	220	7,106
Vulcan Materials Co. (Mining)	660	26,209
W.W. Grainger, Inc. (Distribution/Wholesale)	330	63,109
Wabtec Corp. (Machinery-Diversified)	330	25,743
Waste Connections, Inc. (Environmental Control)	660	19,747
Waste Management, Inc. (Environmental Control)	2,640	88,176
Watsco, Inc. (Distribution/Wholesale)	110	8,118
Werner Enterprises, Inc. (Transportation)	330	7,884
WESCO International, Inc.* (Distribution/Wholesale)	220	12,661
Woodward, Inc. (Electronics)	330	13,015
World Fuel Services Corp. (Retail)	440	16,733
Wright Express Corp.* (Commercial Services)	220	13,578
Xylem, Inc. (Machinery-Diversified)	1,100	27,687
Zebra Technologies Corp.—Class A* (Machinery-Diversified)	330	11,339
TOTAL COMMON STOCKS (Cost $5,799,873)		10,627,078

Repurchase Agreements(a) (1.0%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.09%—0.10%, dated 6/29/12, due 7/2/12, total to be received $112,001	$112,000	$112,000
TOTAL REPURCHASE AGREEMENTS (Cost $112,000)		112,000
TOTAL INVESTMENT SECURITIES (Cost $5,911,873)—100.0%		10,739,078
Net other assets (liabilities)—NM		(3,112)
NET ASSETS—100.0%		$10,735,966

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

220 :: ProFund VP Industrials :: Financial Statements

ProFund VP Industrials invested in the following industries as of June 30, 2012:

	Value	% of Net Assets
Aerospace/Defense	$1,466,748	13.6%
Auto Manufacturers	107,103	1.0%
Building Materials	137,434	1.3%
Chemicals	207,197	1.9%
Commercial Services	663,411	6.2%
Computers	250,332	2.3%
Distribution/Wholesale	160,763	1.5%
Diversified Financial Services	8,532	0.1%
Electric	23,771	0.2%
Electrical Components & Equipment	359,784	3.4%
Electronics	499,443	4.7%
Energy-Alternate Sources	11,319	0.1%
Engineering & Construction	169,514	1.6%
Environmental Control	243,899	2.3%
Forest Products & Paper	28,462	0.3%
Hand/Machine Tools	52,367	0.5%
Housewares	16,124	0.2%
Internet	35,069	0.3%
Iron/Steel	3,082	NM
Machinery-Construction & Mining	351,468	3.3%
Machinery-Diversified	646,853	6.0%
Media	8,193	0.1%
Metal Fabricate/Hardware	192,282	1.8%
Mining	26,209	0.2%
Miscellaneous Manufacturing	3,013,547	28.0%
Packaging & Containers	205,667	1.9%
Real Estate	11,715	0.1%
Retail	53,469	0.5%
Semiconductors	7,559	0.1%
Shipbuilding	13,279	0.1%
Software	124,470	1.2%
Telecommunications	35,957	0.3%
Textiles	28,914	0.3%
Transportation	1,450,437	13.5%
Trucking & Leasing	12,705	0.1%
Other**	108,888	1.0%
Total	$10,735,966	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Industrials :: 221

Statement of Assets and Liabilities (unaudited)
June 30, 2012

ASSETS:
Total Investment Securities, at cost	$5,911,873
Securities, at value	10,627,078
Repurchase agreements, at value	112,000
Total Investment Securities, at value	10,739,078
Cash	551
Dividends and interest receivable	21,300
Receivable for capital shares issued	4,837
Prepaid expenses	335
TOTAL ASSETS	10,766,101

LIABILITIES:
Payable for capital shares redeemed	2,124
Advisory fees payable	3,763
Management services fees payable	502
Administration fees payable	393
Administrative services fees payable	4,230
Distribution fees payable	3,602
Transfer agency fees payable	1,550
Fund accounting fees payable	922
Compliance services fees payable	136
Other accrued expenses	12,913
TOTAL LIABILITIES	30,135
NET ASSETS	$10,735,966

NET ASSETS CONSIST OF:
Capital	$13,795,863
Accumulated net investment income (loss)	33,789
Accumulated net realized gains (losses) on investments	(7,920,891)
Net unrealized appreciation (depreciation) on investments	4,827,205
NET ASSETS	$10,735,966
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	278,856
Net Asset Value (offering and redemption price per share)	$38.50

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2012

INVESTMENT INCOME:
Dividends	$158,609
Interest	12
TOTAL INVESTMENT INCOME	158,621

EXPENSES:
Advisory fees	56,527
Management services fees	7,537
Administration fees	3,430
Transfer agency fees	5,461
Administrative services fees	24,381
Distribution fees	18,842
Custody fees	11,753
Fund accounting fees	8,276
Trustee fees	174
Compliance services fees	103
Other fees	10,666
Total Gross Expenses before reductions	147,150
Less Expenses reduced by the Advisor	(20,529)
TOTAL NET EXPENSES	126,621
NET INVESTMENT INCOME (LOSS)	32,000

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	151,511
Change in net unrealized appreciation/depreciation on investments	577,222
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	728,733
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$760,733

See accompanying notes to the financial statements.

222 :: ProFund VP Industrials :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$32,000	$42,182
Net realized gains (losses) on investments	151,511	(294,362)
Change in net unrealized appreciation/depreciation on investments	577,222	(1,237,945)
Change in net assets resulting from operations	760,733	(1,490,125)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(42,826)	(68,370)
Change in net assets resulting from distributions	(42,826)	(68,370)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	14,019,380	53,115,544
Dividends reinvested	42,826	68,370
Value of shares redeemed	(14,738,691)	(58,270,716)
Change in net assets resulting from capital transactions	(676,485)	(5,086,802)
Change in net assets	41,422	(6,645,297)
NET ASSETS:
Beginning of period	10,694,544	17,339,841
End of period	$10,735,966	$10,694,544
Accumulated net investment income (loss)	$33,789	$44,615
SHARE TRANSACTIONS:
Issued	359,864	1,411,451
Reinvested	1,081	1,728
Redeemed	(378,583)	(1,587,606)
Change in shares	(17,638)	(174,427)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Industrials :: 223

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2012 (unaudited)		Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$36.07		$36.82	$29.82	$24.19	$41.84	$37.45

Investment Activities:
Net investment income (loss)(a)	0.08		0.09	0.13	0.18	0.14	0.02
Net realized and unrealized gains (losses) on investments	2.45		(0.74)	6.94	5.64	(16.76)	4.37
Total income (loss) from investment activities	2.53		(0.65)	7.07	5.82	(16.62)	4.39

Distributions to Shareholders From:
Net investment income	(0.10)		(0.10)	(0.07)	(0.19)	(0.02)	—
Net realized gains on investments	—		—	—	—	(1.01)	—
Total distributions	(0.10)		(0.10)	(0.07)	(0.19)	(1.03)	—

Net Asset Value, End of Period	$38.50		$36.07	$36.82	$29.82	$24.19	$41.84

Total Return	7.02	%(b)	(1.79)%	23.75%	24.10%	(40.49)%	11.72%

Ratios to Average Net Assets:
Gross expenses(c)	1.95%		1.90%	1.89%	2.11%	1.89%	1.84%
Net expenses(c)	1.68%		1.68%	1.68%	1.67%	1.63%	1.63%
Net investment income (loss)(c)	0.42%		0.23%	0.39%	0.69%	0.41%	0.04%

Supplemental Data:
Net assets, end of period (000’s)	$10,736		$10,695	$17,340	$14,724	$8,756	$23,519
Portfolio turnover rate(d)	75	%(b)	247%	238%	434%	422%	532%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

224 :: ProFund VP Internet :: Financial Statements

Investment Objective: The ProFund VP Internet seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Internet Composite Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2012

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Google, Inc.—Class A	9.5%
Amazon.com, Inc.	7.8%
eBay, Inc.	6.2%
Priceline.com, Inc.	5.7%
Yahoo!, Inc.	4.3%

Dow Jones Internet Composite Index — Composition

The Dow Jones Internet Composite Index is comprised of a single sector.

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.9%)

	Shares	Value
Akamai Technologies, Inc.* (Internet)	3,996	$126,873
Allscripts Healthcare Solutions, Inc.* (Software)	7,056	77,122
Amazon.com, Inc.* (Internet)	1,584	361,706
Ariba, Inc.* (Software)	2,412	107,961
Check Point Software Technologies, Ltd.* (Software)	2,736	135,678
Concur Technologies, Inc.* (Software)	1,404	95,612
Constant Contact, Inc.* (Internet)	2,232	39,908
DealerTrack Holdings, Inc.* (Internet)	2,268	68,290
Digital River, Inc.* (Internet)	2,880	47,866
E*TRADE Financial Corp.* (Diversified Financial Services)	9,576	76,991
EarthLink, Inc. (Internet)	6,732	50,086
eBay, Inc.* (Internet)	6,840	287,348
Ebix, Inc. (Software)	2,520	50,274
Equinix, Inc.* (Internet)	828	145,438
Expedia, Inc. (Internet)	2,340	112,484
Google, Inc.—Class A* (Internet)	756	438,533
IAC/InterActiveCorp (Internet)	2,052	93,571
j2 Global, Inc. (Computers)	2,448	64,676
Juniper Networks, Inc.* (Telecommunications)	8,784	143,267
LinkedIn Corp.* (Internet)	1,296	137,726
Monster Worldwide, Inc.* (Commercial Services)	6,912	58,752
Netflix, Inc.* (Internet)	1,512	103,527
NETGEAR, Inc.* (Telecommunications)	1,908	65,845
Priceline.com, Inc.* (Internet)	396	263,150
Quest Software, Inc.* (Software)	2,736	76,198
Rackspace Hosting, Inc.* (Internet)	2,556	112,311
Salesforce.com, Inc.* (Software)	1,404	194,117
Sapient Corp. (Internet)	5,544	55,828
Sonus Networks, Inc.* (Telecommunications)	17,424	37,462
TD Ameritrade Holding Corp. (Diversified Financial Services)	5,940	100,980
Tibco Software, Inc.* (Internet)	4,032	120,638
TripAdvisor, Inc.* (Internet)	2,520	112,619
United Online, Inc. (Internet)	9,072	38,284
ValueClick, Inc.* (Internet)	3,852	63,134
VeriSign, Inc.* (Internet)	3,204	139,598
VirnetX Holding Corp.* (Internet)	1,980	69,795
Vocus, Inc.* (Internet)	2,232	41,515
WebMD Health Corp.* (Internet)	2,484	50,947
Websense, Inc.* (Internet)	2,664	49,897
Yahoo!, Inc.* (Internet)	12,492	197,748
TOTAL COMMON STOCKS (Cost $1,872,736)		4,613,755

Repurchase Agreements(a) (1.2%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.09%–0.10%, dated 6/29/12, due 7/2/12, total to be received $57,000	$57,000	$57,000
TOTAL REPURCHASE AGREEMENTS (Cost $57,000)		57,000
TOTAL INVESTMENT SECURITIES (Cost $1,929,736)—101.1%		4,670,755
Net other assets (liabilities)—(1.1)%		(51,288)
NET ASSETS—100.0%		$4,619,467

*                           Non-income producing security

(a)                    The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Internet invested in the following industries as of June 30, 2012:

	Value	% of Net Assets
Commercial Services	$58,752	1.3%
Computers	64,676	1.4%
Diversified Financial Services	177,971	3.9%
Internet	3,328,820	72.0%
Software	736,962	16.0%
Telecommunications	246,574	5.3%
Other**	5,712	0.1%
Total	$4,619,467	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Internet :: 225

Statement of Assets and Liabilities (unaudited)
June 30, 2012

ASSETS:
Total Investment Securities, at cost	$1,929,736
Securities, at value	4,613,755
Repurchase agreements, at value	57,000
Total Investment Securities, at value	4,670,755
Cash	310
Prepaid expenses	112
TOTAL ASSETS	4,671,177

LIABILITIES:
Payable for capital shares redeemed	39,857
Advisory fees payable	2,065
Management services fees payable	275
Administration fees payable	183
Administrative services fees payable	1,723
Distribution fees payable	1,311
Transfer agency fees payable	697
Fund accounting fees payable	430
Compliance services fees payable	48
Other accrued expenses	5,121
TOTAL LIABILITIES	51,710
NET ASSETS	$4,619,467

NET ASSETS CONSIST OF:
Capital	$2,210,736
Accumulated net investment income (loss)	(39,031)
Accumulated net realized gains (losses) on investments	(293,257)
Net unrealized appreciation (depreciation) on investments	2,741,019
NET ASSETS	$4,619,467
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	85,088
Net Asset Value (offering and redemption price per share)	$54.29

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2012

INVESTMENT INCOME:
Dividends	$7,035
Interest	7
TOTAL INVESTMENT INCOME	7,042

EXPENSES:
Advisory fees	21,875
Management services fees	2,916
Administration fees	1,395
Transfer agency fees	2,231
Administrative services fees	9,771
Distribution fees	7,292
Custody fees	2,478
Fund accounting fees	3,172
Trustee fees	65
Compliance services fees	38
Printing fees	1,674
Other fees	2,688
Total Gross Expenses before reductions	55,595
Less Expenses reduced by the Advisor	(6,597)
TOTAL NET EXPENSES	48,998
NET INVESTMENT INCOME (LOSS)	(41,956)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	355,430
Change in net unrealized appreciation/depreciation on investments	21,638
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	377,068
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$335,112

See accompanying notes to the financial statements.

226 :: ProFund VP Internet :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$(41,956)	$(121,639)
Net realized gains (losses) on investments	355,430	2,672,078
Change in net unrealized appreciation/depreciation on investments	21,638	(2,849,114)
Change in net assets resulting from operations	335,112	(298,675)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(789,858)	(285,129)
Change in net assets resulting from distributions	(789,858)	(285,129)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	6,745,555	9,073,247
Dividends reinvested	789,858	285,129
Value of shares redeemed	(6,955,549)	(22,054,494)
Change in net assets resulting from capital transactions	579,864	(12,696,118)
Change in net assets	125,118	(13,279,922)

NET ASSETS:
Beginning of period	4,494,349	17,774,271
End of period	$4,619,467	$4,494,349
Accumulated net investment income (loss)	$(39,031)	$2,925

SHARE TRANSACTIONS:
Issued	111,387	149,475
Reinvested	14,480	4,640
Redeemed	(122,613)	(364,934)
Change in shares	3,254	(210,819)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Internet :: 227

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended
	June 30, 2012		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Net Asset Value, Beginning of Period	$54.92		$60.73	$46.50	$26.23	$53.50	$48.95

Investment Activities:
Net investment income (loss)(a)	(0.41)		(0.86)	(0.48)	(0.58)	(0.64)	(0.80)
Net realized and unrealized gains (losses) on investments	5.33		(3.14)	16.40	20.85	(21.72)	5.79
Total income (loss) from investment activities	4.92		(4.00)	15.92	20.27	(22.36)	4.99

Distributions to Shareholders From:
Net investment income	—		—	—	—	—	(0.44)
Net realized gains on investments	(5.55)		(1.81)	(1.69)	—	(4.91)	—
Total distributions	(5.55)		(1.81)	(1.69)	—	(4.91)	(0.44)

Net Asset Value, End of Period	$54.29		$54.92	$60.73	$46.50	$26.23	$53.50

Total Return	8.91	%(b)	(6.91)%	35.27%	77.28%	(44.83)%	10.19%

Ratios to Average Net Assets:
Gross expenses(c)	1.91%		1.82%	1.81%	1.83%	1.79%	1.75%
Net expenses(c)	1.68%		1.68%	1.68%	1.67%	1.63%	1.63%
Net investment income (loss)(c)	(1.44)%		(1.42)%	(0.95)%	(1.53)%	(1.42)%	(1.49)%

Supplemental Data:
Net assets, end of period (000’s)	$4,619		$4,494	$17,774	$14,879	$2,438	$13,487
Portfolio turnover rate(d)	107	%(b)	95%	233%	286%	270%	495%

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)             Not annualized for periods less than one year.

(c)              Annualized for periods less than one year.

(d)             Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

228 :: ProFund VP Oil & Gas :: Financial Statements

Investment Objective: The ProFund VP Oil & Gas seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Oil & Gas Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2012

Market Exposure

Investment Type	% of Net Assets
Equity Securities	87%
Swap Agreements	13%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	24.2%
Chevron Corp.	12.6%
Schlumberger, Ltd.	5.3%
ConocoPhillips	4.3%
Occidental Petroleum Corp.	4.2%

Dow Jones U.S. Oil & Gas Index — Composition

% of Index
Oil and Gas Producers	78%
Oil Equipment, Services and Distribution	22%

Schedule of Portfolio Investments (unaudited)

Common Stocks (87.4%)

	Shares	Value
Anadarko Petroleum Corp. (Oil & Gas)	17,621	$1,166,510
Apache Corp. (Oil & Gas)	13,676	1,201,984
Atwood Oceanics, Inc.* (Oil & Gas)	2,104	79,615
Baker Hughes, Inc. (Oil & Gas Services)	15,254	626,939
Berry Petroleum Co.—Class A (Oil & Gas)	1,841	73,014
Bill Barrett Corp.* (Oil & Gas)	1,578	33,801
Bristow Group, Inc. (Transportation)	1,315	53,481
Cabot Oil & Gas Corp. (Oil & Gas)	7,364	290,142
Cameron International Corp.* (Oil & Gas Services)	8,679	370,680
CARBO Ceramics, Inc. (Oil & Gas Services)	789	60,540
Carrizo Oil & Gas, Inc.* (Oil & Gas)	1,315	30,916
Chart Industries, Inc.* (Machinery-Diversified)	1,052	72,336
Cheniere Energy, Inc.* (Oil & Gas)	6,575	96,916
Chesapeake Energy Corp. (Oil & Gas)	23,144	430,478
Chevron Corp. (Oil & Gas)	69,695	7,352,822
Cimarex Energy Co. (Oil & Gas)	2,893	159,462
Cobalt International Energy, Inc.* (Oil & Gas)	6,575	154,513
Comstock Resources, Inc.* (Oil & Gas)	1,578	25,911
Concho Resources, Inc.* (Oil & Gas)	3,682	313,412
ConocoPhillips (Oil & Gas)	44,710	2,498,395
Continental Resources, Inc.* (Oil & Gas)	2,104	140,168
Core Laboratories N.V. (Oil & Gas Services)	1,578	182,890
CVR Energy, Inc.* (Oil & Gas)	526	13,981
Denbury Resources, Inc.* (Oil & Gas)	13,939	210,618
Devon Energy Corp. (Oil & Gas)	13,413	777,820
Diamond Offshore Drilling, Inc. (Oil & Gas)	2,367	139,961
Dresser-Rand Group, Inc.* (Oil & Gas Services)	2,630	117,140
Dril-Quip, Inc.* (Oil & Gas Services)	1,315	86,251
Energen Corp. (Oil & Gas)	2,630	118,692
EOG Resources, Inc. (Oil & Gas)	9,468	853,161
EQT Corp. (Oil & Gas)	5,260	282,094
EXCO Resources, Inc. (Oil & Gas)	5,260	39,923
Exterran Holdings, Inc.* (Oil & Gas Services)	2,367	30,179
Exxon Mobil Corp. (Oil & Gas)	164,901	14,110,579
First Solar, Inc.* (Energy-Alternate Sources)	2,104	31,686
FMC Technologies, Inc.* (Oil & Gas Services)	8,416	330,160
Forest Oil Corp.* (Oil & Gas)	4,208	30,845
GT Advanced Technologies, Inc.* (Semiconductors)	4,208	22,218
Gulfport Energy Corp.* (Oil & Gas)	1,578	32,554
Halliburton Co. (Oil & Gas Services)	32,349	918,388
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	3,419	56,106
Helmerich & Payne, Inc. (Oil & Gas)	3,419	148,658
Hess Corp. (Oil & Gas)	10,783	468,521
HollyFrontier Corp. (Oil & Gas)	6,838	242,270
Key Energy Services, Inc.* (Oil & Gas Services)	5,260	39,976
Kinder Morgan, Inc. (Pipelines)	19,462	627,066
Kodiak Oil & Gas Corp.* (Oil & Gas)	9,205	75,573
Lufkin Industries, Inc. (Oil & Gas Services)	1,315	71,431
Marathon Oil Corp. (Oil & Gas)	24,985	638,866
Marathon Petroleum Corp. (Oil & Gas)	12,098	543,442
McDermott International, Inc.* (Engineering & Construction)	8,153	90,824
McMoRan Exploration Co.* (Oil & Gas)	3,682	46,651
Murphy Oil Corp. (Oil & Gas)	6,838	343,883
Nabors Industries, Ltd.* (Oil & Gas)	10,257	147,701
National Oilwell Varco, Inc. (Oil & Gas Services)	14,991	966,020
Newfield Exploration Co.* (Oil & Gas)	4,734	138,754
Noble Corp. (Oil & Gas)	9,205	299,439
Noble Energy, Inc. (Oil & Gas)	6,312	535,384
Oasis Petroleum, Inc.* (Oil & Gas)	2,367	57,234
Occidental Petroleum Corp. (Oil & Gas)	28,667	2,458,769
Oceaneering International, Inc. (Oil & Gas Services)	3,945	188,808
OGE Energy Corp. (Electric)	3,419	177,070
Oil States International, Inc.* (Oil & Gas Services)	1,841	121,874
Parker Drilling Co.* (Oil & Gas)	4,208	18,978
Patterson-UTI Energy, Inc. (Oil & Gas)	5,523	80,415
Phillips 66* (Oil & Gas)	21,829	725,596
Pioneer Natural Resources Co. (Oil & Gas)	4,208	371,188
Plains Exploration & Production Co.* (Oil & Gas)	4,471	157,290
QEP Resources, Inc. (Oil & Gas)	6,312	189,171
Range Resources Corp. (Oil & Gas)	5,786	357,980
Rosetta Resources, Inc.* (Oil & Gas)	1,841	67,454
Rowan Cos. PLC—Class A* (Oil & Gas)	4,471	144,547
SandRidge Energy, Inc.* (Oil & Gas)	13,413	89,733
Schlumberger, Ltd. (Oil & Gas Services)	47,077	3,055,768
SEACOR SMIT, Inc.* (Oil & Gas Services)	789	70,521
SM Energy Co. (Oil & Gas)	2,367	116,243
Southwestern Energy Co.* (Oil & Gas)	12,098	386,289

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Oil & Gas :: 229

Common Stocks, continued

	Shares	Value
Sunoco, Inc. (Oil & Gas)	3,682	$174,895
Superior Energy Services, Inc.* (Oil & Gas Services)	5,660	114,502
Swift Energy Co.* (Oil & Gas)	1,578	29,367
Tesoro Petroleum Corp.* (Oil & Gas)	4,997	124,725
The Williams Cos., Inc. (Pipelines)	22,092	636,691
Tidewater, Inc. (Transportation)	1,841	85,349
Transocean, Ltd. (Oil & Gas)	12,361	552,908
Ultra Petroleum Corp.* (Oil & Gas)	5,260	121,348
Unit Corp.* (Oil & Gas)	1,578	58,212
Valero Energy Corp. (Oil & Gas)	19,462	470,007
Weatherford International, Ltd.* (Oil & Gas Services)	26,826	338,812
Whiting Petroleum Corp.* (Oil & Gas)	4,208	173,033
WPX Energy, Inc.* (Oil & Gas)	6,838	110,639
TOTAL COMMON STOCKS (Cost $20,406,026)		50,867,156

Repurchase Agreements(a) (0.2%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.09%–0.10%, dated 6/29/12, due 7/2/12, total to be received $121,001	$121,000	$121,000
TOTAL REPURCHASE AGREEMENTS (Cost $121,000)		121,000
TOTAL INVESTMENT SECURITIES (Cost $20,527,026)—87.6%		50,988,156
Net other assets (liabilities)—12.4%		7,216,890
NET ASSETS—100.0%		$58,205,046

*                           Non-income producing security

(a)                    The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & Gas Index	$7,300,000	$—

ProFund VP Oil & Gas invested in the following industries as of June 30, 2012:

	Value	% of Net Assets
Electric	$177,070	0.3%
Energy-Alternate Sources	31,686	0.1%
Engineering & Construction	90,824	0.2%
Machinery-Diversified	72,336	0.1%
Oil & Gas	41,323,450	71.0%
Oil & Gas Services	7,746,985	13.3%
Pipelines	1,263,757	2.2%
Semiconductors	22,218	NM
Transportation	138,830	0.2%
Other**	7,337,890	12.6%
Total	$58,205,046	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM             Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

230 :: ProFund VP Oil & Gas :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2012

ASSETS:
Total Investment Securities, at cost	$20,527,026
Securities, at value	50,867,156
Repurchase agreements, at value	121,000
Total Investment Securities, at value	50,988,156
Cash	929
Dividends and interest receivable	35,783
Receivable for capital shares issued	93,722
Receivable for investments sold	7,734,307
Prepaid expenses	1,445
TOTAL ASSETS	58,854,342

LIABILITIES:
Payable for capital shares redeemed	488,688
Advisory fees payable	25,459
Management services fees payable	3,395
Administration fees payable	2,169
Administrative services fees payable	25,212
Distribution fees payable	21,860
Transfer agency fees payable	8,040
Fund accounting fees payable	5,084
Compliance services fees payable	620
Other accrued expenses	68,769
TOTAL LIABILITIES	649,296
NET ASSETS	$58,205,046

NET ASSETS CONSIST OF:
Capital	$33,376,429
Accumulated net investment income (loss)	102,504
Accumulated net realized gains (losses) on investments	(5,735,017)
Net unrealized appreciation (depreciation) on investments	30,461,130
NET ASSETS	$58,205,046
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,376,549
Net Asset Value (offering and redemption price per share)	$42.28

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2012

INVESTMENT INCOME:
Dividends	$687,441
Interest	67
TOTAL INVESTMENT INCOME	687,508

EXPENSES:
Advisory fees	261,163
Management services fees	34,821
Administration fees	15,154
Transfer agency fees	24,162
Administrative services fees	108,237
Distribution fees	87,054
Custody fees	4,864
Fund accounting fees	33,071
Trustee fees	775
Compliance services fees	427
Printing fees	40,111
Other fees	31,728
Total Gross Expenses before reductions	641,567
Less Expenses reduced by the Advisor	(56,563)
TOTAL NET EXPENSES	585,004
NET INVESTMENT INCOME (LOSS)	102,504

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	2,556,385
Change in net unrealized appreciation/depreciation on investments	(5,620,897)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(3,064,512)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,962,008)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Oil & Gas :: 231

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$102,504	$76,393
Net realized gains (losses) on investments	2,556,385	9,547,140
Change in net unrealized appreciation/depreciation on investments	(5,620,897)	(9,465,974)
Change in net assets resulting from operations	(2,962,008)	157,559

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(76,393)	(152,698)
Net realized gains on investments	(5,553,019)	—
Change in net assets resulting from distributions	(5,629,412)	(152,698)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	24,237,577	96,654,900
Dividends reinvested	5,629,412	152,698
Value of shares redeemed	(32,131,089)	(125,506,933)
Change in net assets resulting from capital transactions	(2,264,100)	(28,699,335)
Change in net assets	(10,855,520)	(28,694,474)

NET ASSETS:
Beginning of period	69,060,566	97,755,040
End of period	$58,205,046	$69,060,566
Accumulated net investment income (loss)	$102,504	$76,393

SHARE TRANSACTIONS:
Issued	506,335	1,916,163
Reinvested	127,883	2,836
Redeemed	(712,344)	(2,566,867)
Change in shares	(78,126)	(647,868)

See accompanying notes to the financial statements.

232 :: ProFund VP Oil & Gas :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended
	June 30, 2012		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Net Asset Value, Beginning of Period	$47.47		$46.49	$39.64	$38.84	$66.69	$51.51

Investment Activities:
Net investment income (loss)(a)	0.07		0.04	0.08	0.15	(0.15)	(0.17)
Net realized and unrealized gains (losses) on investments	(1.51)		1.00	6.93	5.73	(23.29)	16.79
Total income (loss) from investment activities	(1.44)		1.04	7.01	5.88	(23.44)	16.62

Distributions to Shareholders From:
Net investment income	(0.05)		(0.06)	(0.16)	—	—	—
Net realized gains on investments	(3.70)		—	—	(5.08)	(4.41)	(1.44)
Total distributions	(3.75)		(0.06)	(0.16)	(5.08)	(4.41)	(1.44)

Net Asset Value, End of Period	$42.28		$47.47	$46.49	$39.64	$38.84	$66.69

Total Return	(3.34	)%(b)	2.25%	17.76%	15.50%	(36.95)%	32.48%

Ratios to Average Net Assets:
Gross expenses(c)	1.84%		1.82%	1.77%	1.81%	1.73%	1.71%
Net expenses(c)	1.68%		1.68%	1.68%	1.67%	1.63%	1.63%
Net investment income (loss)(c)	0.29%		0.08%	0.21%	0.39%	(0.25)%	(0.30)%

Supplemental Data:
Net assets, end of period (000’s)	$58,205		$69,061	$97,755	$82,607	$66,675	$194,871
Portfolio turnover rate(d)	38	%(b)	73%	89%	109%	147%	180%

(a)                        Per share net investment income (loss) has been calculated using the average daily shares method.

(b)                       Not annualized for periods less than one year.

(c)                        Annualized for periods less than one year.

(d)                       Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Pharmaceuticals :: 233

Investment Objective: The ProFund VP Pharmaceuticals seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Pharmaceuticals Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2012

Market Exposure

Investment Type	% of Net Assets
Equity Securities	63%
Swap Agreements	37%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	14.9%
Pfizer, Inc.	13.8%
Merck & Co., Inc.	10.2%
Abbott Laboratories	8.2%
Bristol-Myers Squibb Co.	4.9%

Dow Jones U.S. Pharmaceuticals Index — Composition

The Dow Jones U.S. Pharmaceuticals Index is comprised of a single sector.

Schedule of Portfolio Investments (unaudited)

Common Stocks (63.4%)

	Shares	Value
Abbott Laboratories (Pharmaceuticals)	20,735	$1,336,785
Alkermes PLC* (Pharmaceuticals)	1,287	21,840
Allergan, Inc. (Pharmaceuticals)	4,004	370,650
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	2,145	36,915
Auxilium Pharmaceuticals, Inc.* (Pharmaceuticals)	572	15,381
Bristol-Myers Squibb Co. (Pharmaceuticals)	22,308	801,973
Eli Lilly & Co. (Pharmaceuticals)	13,013	558,388
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,573	48,732
Forest Laboratories, Inc.* (Pharmaceuticals)	3,289	115,082
Hospira, Inc.* (Healthcare-Products)	2,145	75,032
Impax Laboratories, Inc.* (Pharmaceuticals)	858	17,392
Johnson & Johnson (Healthcare-Products)	36,036	2,434,592
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	715	24,417
Merck & Co., Inc. (Pharmaceuticals)	40,040	1,671,670
Mylan Laboratories, Inc.* (Pharmaceuticals)	5,577	119,180
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	429	15,504
Perrigo Co. (Pharmaceuticals)	1,144	134,912
Pfizer, Inc. (Pharmaceuticals)	98,670	2,269,410
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	715	38,067
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	715	38,925
Theravance, Inc.* (Pharmaceuticals)	858	19,065
ViroPharma, Inc.* (Pharmaceuticals)	1,001	23,724
VIVUS, Inc.* (Pharmaceuticals)	1,287	36,731
Warner Chilcott PLC—Class A* (Pharmaceuticals)	2,288	41,001
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	1,716	126,967
TOTAL COMMON STOCKS (Cost $7,287,596)		10,392,335

Repurchase Agreements(a) (0.1%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.09%–0.10%, dated 6/29/12, due 7/2/12, total to be received $13,000	$13,000	$13,000
TOTAL REPURCHASE AGREEMENTS (Cost $13,000)		13,000
TOTAL INVESTMENT SECURITIES (Cost $7,300,596)—63.5%		10,405,335
Net other assets (liabilities)—36.5%		5,987,343
NET ASSETS—100.0%		$16,392,678

*                           Non-income producing security

(a)                    The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Pharmaceuticals Index	$6,000,000	$—

ProFund VP Pharmaceuticals invested in the following industries as of June 30, 2012:

	Value	% of Net Assets
Biotechnology	$36,915	0.2%
Healthcare-Products	2,509,624	15.3%
Pharmaceuticals	7,845,796	47.9%
Other**	6,000,343	36.6%
Total	$16,392,678	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

234 :: ProFund VP Pharmaceuticals :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2012

ASSETS:
Total Investment Securities, at cost	$7,300,596
Securities, at value	10,392,335
Repurchase agreements, at value	13,000
Total Investment Securities, at value	10,405,335
Cash	579
Dividends and interest receivable	27,259
Receivable for capital shares issued	94,274
Receivable for investments sold	6,175,888
Prepaid expenses	314
TOTAL ASSETS	16,703,649

LIABILITIES:
Payable for capital shares redeemed	270,433
Advisory fees payable	7,421
Management services fees payable	990
Administration fees payable	614
Administrative services fees payable	7,117
Distribution fees payable	6,277
Transfer agency fees payable	2,130
Fund accounting fees payable	1,438
Compliance services fees payable	161
Other accrued expenses	14,390
TOTAL LIABILITIES	310,971
NET ASSETS	$16,392,678

NET ASSETS CONSIST OF:
Capital	$17,607,025
Accumulated net investment income (loss)	186,467
Accumulated net realized gains (losses) on investments	(4,505,553)
Net unrealized appreciation (depreciation) on investments	3,104,739
NET ASSETS	$16,392,678
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	613,214
Net Asset Value (offering and redemption price per share)	$26.73

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2012

INVESTMENT INCOME:
Dividends	$350,243
Interest	41
TOTAL INVESTMENT INCOME	350,284

EXPENSES:
Advisory fees	73,133
Management services fees	9,751
Administration fees	4,583
Transfer agency fees	7,312
Administrative services fees	28,949
Distribution fees	24,378
Custody fees	2,396
Fund accounting fees	10,012
Trustee fees	249
Compliance services fees	146
Printing fees	10,440
Other fees	10,768
Total Gross Expenses before reductions	182,117
Less Expenses reduced by the Advisor	(18,300)
TOTAL NET EXPENSES	163,817
NET INVESTMENT INCOME (LOSS)	186,467

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	703,938
Net realized gains (losses) on swap agreements	120,049
Change in net unrealized appreciation/depreciation on investments	201,857
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,025,844
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,212,311

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Pharmaceuticals :: 235

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$186,467	$225,615
Net realized gains (losses) on investments	823,987	(575,165)
Change in net unrealized appreciation/depreciation on investments	201,857	1,597,565
Change in net assets resulting from operations	1,212,311	1,248,015

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(225,615)	(152,879)
Change in net assets resulting from distributions	(225,615)	(152,879)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	17,608,254	47,095,604
Dividends reinvested	225,615	152,879
Value of shares redeemed	(29,333,749)	(28,322,440)
Change in net assets resulting from capital transactions	(11,499,880)	18,926,043
Change in net assets	(10,513,184)	20,021,179

NET ASSETS:
Beginning of period	26,905,862	6,884,683
End of period	$16,392,678	$26,905,862
Accumulated net investment income (loss)	$186,467	$225,615

SHARE TRANSACTIONS:
Issued	697,425	1,987,907
Reinvested	8,914	6,959
Redeemed	(1,167,390)	(1,232,225)
Change in shares	(461,051)	762,641

See accompanying notes to the financial statements.

236 :: ProFund VP Pharmaceuticals :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended
	June 30, 2012		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Net Asset Value, Beginning of Period	$25.05		$22.09	$22.95	$20.17	$25.47	$25.27

Investment Activities:
Net investment income (loss)(a)	0.24		0.41	0.39	0.52	0.44	0.32
Net realized and unrealized gains (losses) on investments	1.81		3.08	(0.27)	2.83	(5.37)	0.26
Total income (loss) from investment activities	2.05		3.49	0.12	3.35	(4.93)	0.58

Distributions to Shareholders From:
Net investment income	(0.37)		(0.53)	(0.98)	(0.57)	(0.37)	(0.38)

Net Asset Value, End of Period	$26.73		$25.05	$22.09	$22.95	$20.17	$25.47

Total Return	8.25	%(b)	16.13%	0.48%	16.90%	(19.51)%	2.32%

Ratios to Average Net Assets:
Gross expenses(c)	1.86%		1.80%	1.78%	1.80%	1.77%	1.73%
Net expenses(c)	1.68%		1.68%	1.68%	1.65%	1.63%	1.63%
Net investment income (loss)(c)	1.91%		1.74%	1.78%	2.66%	1.99%	1.22%

Supplemental Data:
Net assets, end of period (000’s)	$16,393		$26,906	$6,885	$13,122	$12,124	$12,511
Portfolio turnover rate(d)	186	%(b)	411%	360%	508%	579%	443%

(a)                        Per share net investment income (loss) has been calculated using the average daily shares method.

(b)                       Not annualized for periods less than one year.

(c)                        Annualized for periods less than one year.

(d)                       Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Precious Metals :: 237

Investment Objective: The ProFund VP Precious Metals seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Precious Metals Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2012

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The ProFund VP Precious Metals primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones Precious Metals Index — Composition

The Dow Jones Precious Metals Index is comprised of a single sector.

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (100.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.09%–0.10%, dated 6/29/12, due 7/2/12, total to be received $77,041,591	$77,041,000	$77,041,000
TOTAL REPURCHASE AGREEMENTS (Cost $77,041,000)		77,041,000
TOTAL INVESTMENT SECURITIES (Cost $77,041,000)—100.3%		77,041,000
Net other assets (liabilities)—(0.3)%		(257,201)
NET ASSETS—100.0%		$76,783,799

(a)                    A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2012, the aggregate amount held in a segregated account was $18,411,000.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Precious Metals Index	$36,095,504	$70,348
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Precious Metals Index	40,667,045	136,675
		$207,023

See accompanying notes to the financial statements.

238 :: ProFund VP Precious Metals :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2012

ASSETS:
Total Investment Securities, at cost	$77,041,000
Repurchase agreements, at value	77,041,000
Total Investment Securities, at value	77,041,000
Cash	356
Interest receivable	394
Unrealized gain on swap agreements	207,023
Receivable for capital shares issued	84,131
Prepaid expenses	1,819
TOTAL ASSETS	77,334,723

LIABILITIES:
Payable for capital shares redeemed	335,436
Advisory fees payable	41,935
Management services fees payable	5,591
Administration fees payable	3,146
Administrative services fees payable	31,656
Distribution fees payable	26,562
Trustee fees payable	1
Transfer agency fees payable	10,627
Fund accounting fees payable	7,375
Compliance services fees payable	821
Other accrued expenses	87,774
TOTAL LIABILITIES	550,924
NET ASSETS	$76,783,799

NET ASSETS CONSIST OF:
Capital	$116,338,473
Accumulated net investment income (loss)	(744,403)
Accumulated net realized gains (losses) on investments	(39,017,294)
Net unrealized appreciation (depreciation) on investments	207,023
NET ASSETS	$76,783,799
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,997,016
Net Asset Value (offering and redemption price per share)	$38.45

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2012

INVESTMENT INCOME:
Interest	$39,446

EXPENSES:
Advisory fees	349,933
Management services fees	46,657
Administration fees	21,735
Transfer agency fees	34,607
Administrative services fees	145,221
Distribution fees	116,644
Custody fees	5,297
Fund accounting fees	46,930
Trustee fees	1,134
Compliance services fees	558
Printing fees	46,474
Other fees	40,135
Total Gross Expenses before reductions	855,325
Less Expenses reduced by the Advisor	(71,476)
TOTAL NET EXPENSES	783,849
NET INVESTMENT INCOME (LOSS)	(744,403)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(15,294,139)
Change in net unrealized appreciation/depreciation on investments	2,692,744
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(12,601,395)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(13,345,798)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Precious Metals :: 239

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$(744,403)	$(2,277,377)
Net realized gains (losses) on investments	(15,294,139)	(23,723,155)
Change in net unrealized appreciation/depreciation on investments	2,692,744	(6,185,728)
Change in net assets resulting from operations	(13,345,798)	(32,186,260)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	—	(2,375,651)
Change in net assets resulting from distributions	—	(2,375,651)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	46,466,842	177,417,886
Dividends reinvested	—	2,375,651
Value of shares redeemed	(59,496,611)	(216,807,659)
Change in net assets resulting from capital transactions	(13,029,769)	(37,014,122)
Change in net assets	(26,375,567)	(71,576,033)

NET ASSETS:
Beginning of period	103,159,366	174,735,399
End of period	$76,783,799	$103,159,366
Accumulated net investment income (loss)	$(744,403)	$—

SHARE TRANSACTIONS:
Issued	1,084,406	3,526,292
Reinvested	—	46,183
Redeemed	(1,410,326)	(4,379,115)
Change in shares	(325,920)	(806,640)

See accompanying notes to the financial statements.

240 :: ProFund VP Precious Metals :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2012 (unaudited)		Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010		Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$44.41		$55.83	$42.00		$31.27	$51.82	$43.80

Investment Activities:
Net investment income (loss)(a)	(0.34)		(0.83)	(0.71)		(0.58)	0.31	1.57
Net realized and unrealized gains (losses) on investments	(5.62)		(9.79)	14.54		11.62	(15.95)	8.11
Total income (loss) from investment activities	(5.96)		(10.62)	13.83		11.04	(15.64)	9.68

Distributions to Shareholders From:
Net investment income	—		—	—		(0.31)	(1.53)	(1.66)
Net realized gains on investments	—		(0.80)	—		—	(3.38)	—
Total distributions	—		(0.80)	—		(0.31)	(4.91)	(1.66)

Net Asset Value, End of Period	$38.45		$44.41	$55.83		$42.00	$31.27	$51.82

Total Return	(13.42	)%(b)	(19.21)%	32.93%		35.33%	(30.76)%	22.46%

Ratios to Average Net Assets:
Gross expenses(c)	1.83%		1.79%	1.76%		1.80%	1.71%	1.70%
Net expenses(c)	1.68%		1.68%	1.68%		1.67%	1.63%	1.63%
Net investment income (loss)(c)	(1.60)%		(1.64)%	(1.56)%		(1.57)%	0.68%	3.41%

Supplemental Data:
Net assets, end of period (000’s)	$76,784		$103,159	$174,735		$131,107	$91,604	$162,242
Portfolio turnover rate(d)	—		—	694	%(e)	—	—	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(e)  Changes in the portfolio turnover rate are primarily driven by timing of purchase and sale long-term treasuries.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Real Estate :: 241

Investment Objective: The ProFund VP Real Estate seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Real Estate Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2012

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Simon Property Group, Inc.	9.1%
American Tower Corp.	5.5%
Public Storage, Inc.	4.1%
Equity Residential	3.8%
HCP, Inc.	3.7%

Dow Jones U.S. Real Estate Index – Composition

The Dow Jones U.S. Real Estate Index is comprised of a single sector.

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.7%)

	Shares	Value
Alexandria Real Estate Equities, Inc. (REIT)	3,014	$219,178
American Campus Communities, Inc. (REIT)	3,562	160,219
American Capital Agency Corp. (REIT)	14,522	488,084
American Tower Corp. (REIT)	19,043	1,331,296
Annaly Mortgage Management, Inc. (REIT)	46,854	786,210
Apartment Investment and Management Co.—Class A (REIT)	5,891	159,234
AvalonBay Communities, Inc. (REIT)	4,658	659,014
BioMed Realty Trust, Inc. (REIT)	7,398	138,195
Boston Properties, Inc. (REIT)	7,261	786,875
Brandywine Realty Trust (REIT)	6,987	86,220
BRE Properties, Inc.—Class A (REIT)	3,699	185,024
Brookfield Properties Corp. (Real Estate)	12,467	217,175
Camden Property Trust (REIT)	3,836	259,582
CBL & Associates Properties, Inc. (REIT)	7,124	139,203
CBRE Group, Inc.—Class A* (Real Estate)	14,522	237,580
Chimera Investment Corp. (REIT)	49,594	117,042
Colonial Properties Trust (REIT)	4,247	94,029
CommonWealth REIT (REIT)	3,974	75,978
Corporate Office Properties Trust (REIT)	3,425	80,522
DCT Industrial Trust, Inc. (REIT)	11,919	75,090
DDR Corp. (REIT)	11,234	164,466
DiamondRock Hospitality Co. (REIT)	8,083	82,447
Digital Realty Trust, Inc. (REIT)	5,343	401,099
Douglas Emmett, Inc. (REIT)	6,713	155,070
Duke Realty Corp. (REIT)	12,878	188,534
DuPont Fabros Technology, Inc. (REIT)	3,014	86,080
EastGroup Properties, Inc. (REIT)	1,370	73,021
Entertainment Properties Trust (REIT)	2,192	90,113
Equity Lifestyle Properties, Inc. (REIT)	2,055	141,733
Equity Residential (REIT)	14,522	905,592
Essex Property Trust, Inc. (REIT)	1,644	253,045
Extra Space Storage, Inc. (REIT)	5,069	155,111
Federal Realty Investment Trust (REIT)	3,014	313,727
Forest City Enterprises, Inc.—Class A* (Real Estate)	6,439	94,009
Franklin Street Properties Corp. (REIT)	3,562	37,686
General Growth Properties, Inc. (REIT)	18,632	337,053
Hatteras Financial Corp. (REIT)	4,658	133,219
HCP, Inc. (REIT)	20,276	895,185
Health Care REIT, Inc. (REIT)	10,275	599,033
Healthcare Realty Trust, Inc. (REIT)	3,699	88,184
Highwoods Properties, Inc. (REIT)	3,562	119,861
Home Properties, Inc. (REIT)	2,329	142,907
Hospitality Properties Trust (REIT)	5,891	145,920
Host Hotels & Resorts, Inc. (REIT)	34,661	548,337
Invesco Mortgage Capital, Inc. (REIT)	5,617	103,016
Jones Lang LaSalle, Inc. (Real Estate)	2,055	144,610
Kilroy Realty Corp. (REIT)	3,288	159,172
Kimco Realty Corp. (REIT)	19,591	372,817
LaSalle Hotel Properties (REIT)	4,110	119,765
Lexington Realty Trust (REIT)	6,576	55,699
Liberty Property Trust (REIT)	5,617	206,930
Mack-Cali Realty Corp. (REIT)	4,247	123,460
MFA Financial, Inc. (REIT)	17,262	136,197
Mid-America Apartment Communities, Inc. (REIT)	1,918	130,884
National Retail Properties, Inc. (REIT)	4,658	131,775
OMEGA Healthcare Investors, Inc. (REIT)	5,069	114,053
Piedmont Office Realty Trust, Inc.—Class A (REIT)	8,357	143,824
Plum Creek Timber Co., Inc. (Forest Products & Paper)	7,809	310,017
Post Properties, Inc. (REIT)	2,603	127,417
Potlatch Corp. (REIT)	1,918	61,261
Prologis, Inc. (REIT)	22,194	737,507
Public Storage, Inc. (REIT)	6,850	989,209
Rayonier, Inc. (REIT)	5,891	264,506
Realty Income Corp. (REIT)	6,439	268,957
Redwood Trust, Inc. (REIT)	3,425	42,744
Regency Centers Corp. (REIT)	4,384	208,547
Senior Housing Properties Trust (REIT)	7,809	174,297
Simon Property Group, Inc. (REIT)	14,111	2,196,518
SL Green Realty Corp. (REIT)	4,384	351,772
St. Joe Co.* (Real Estate)	4,384	69,311
Starwood Property Trust, Inc. (REIT)	5,617	119,698
Sunstone Hotel Investors, Inc.* (REIT)	5,754	63,236
Tanger Factory Outlet Centers, Inc. (REIT)	4,384	140,507
Taubman Centers, Inc. (REIT)	2,740	211,418
The Howard Hughes Corp.* (Real Estate)	1,233	76,002
The Macerich Co. (REIT)	6,439	380,223
Two Harbors Investment Corp. (REIT)	10,412	107,868
UDR, Inc. (REIT)	11,097	286,747
Ventas, Inc. (REIT)	13,974	882,039
Vornado Realty Trust (REIT)	8,905	747,842
Washington REIT (REIT)	3,151	89,646
Weingarten Realty Investors (REIT)	5,891	155,169
Weyerhaeuser Co. (REIT)	25,756	575,904
TOTAL COMMON STOCKS (Cost $14,273,168)		24,027,746

See accompanying notes to the financial statements.

242 :: ProFund VP Real Estate :: Financial Statements

Repurchase Agreements(a)(NM)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.09%—0.10%, dated 6/29/12, due 7/2/12, total to be received $6,000	$6,000	$6,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,000)		6,000
TOTAL INVESTMENT SECURITIES (Cost $14,279,168)—99.7%		24,033,746
Net other assets (liabilities)—0.3%		73,808
NET ASSETS—100.0%		$24,107,554

*        Non-income producing security

(a)     The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM    Not meaningful, amount is less than 0.05%.

ProFund VP Real Estate invested in the following industries as of June 30, 2012:

	Value	% of Net Assets
Forest Products & Paper	$310,017	1.3%
REIT	22,879,042	94.9%
Real Estate	838,687	3.5%
Other**	79,808	0.3%
Total	$24,107,554	100.0%

**        Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT   Real Estate Investment Trust

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Real Estate :: 243

Statement of Assets and Liabilities (unaudited)
June 30, 2012

ASSETS:
Total Investment Securities, at cost	$14,279,168
Securities, at value	24,027,746
Repurchase agreements, at value	6,000
Total Investment Securities, at value	24,033,746
Cash	1,798
Dividends and interest receivable	107,360
Receivable for capital shares issued	560
Receivable for investments sold	350,691
Prepaid expenses	369
TOTAL ASSETS	24,494,524

LIABILITIES:
Payable for capital shares redeemed	341,087
Advisory fees payable	10,653
Management services fees payable	1,421
Administration fees payable	858
Administrative services fees payable	7,830
Distribution fees payable	6,337
Transfer agency fees payable	3,075
Fund accounting fees payable	2,013
Compliance services fees payable	193
Other accrued expenses	13,503
TOTAL LIABILITIES	386,970
NET ASSETS	$24,107,554

NET ASSETS CONSIST OF:
Capital	$21,722,455
Accumulated net investment income (loss)	274,743
Accumulated net realized gains (losses) on investments	(7,644,222)
Net unrealized appreciation (depreciation) on investments	9,754,578
NET ASSETS	$24,107,554
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	472,024
Net Asset Value (offering and redemption price per share)	$51.07

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2012

INVESTMENT INCOME:
Dividends	$454,868
Interest	13
TOTAL INVESTMENT INCOME	454,881

EXPENSES:
Advisory fees	79,979
Management services fees	10,664
Administration fees	4,752
Transfer agency fees	7,621
Administrative services fees	35,582
Distribution fees	26,660
Custody fees	4,334
Fund accounting fees	10,584
Trustee fees	223
Compliance services fees	138
Other fees	15,149
Total Gross Expenses before reductions	195,686
Less Expenses reduced by the Advisor	(16,532)
TOTAL NET EXPENSES	179,154
NET INVESTMENT INCOME (LOSS)	275,727

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(162,748)
Change in net unrealized appreciation/depreciation on investments	2,485,187
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,322,439
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,598,166

See accompanying notes to the financial statements.

244 :: ProFund VP Real Estate :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$275,727	$255,899
Net realized gains (losses) on investments	(162,748)	1,922,413
Change in net unrealized appreciation/depreciation on investments	2,485,187	(2,409,563)
Change in net assets resulting from operations	2,598,166	(231,251)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(256,883)	—
Change in net assets resulting from distributions	(256,883)	—

CAPITAL TRANSACTIONS:
Proceeds from shares issued	29,323,491	35,374,053
Dividends reinvested	256,883	—
Value of shares redeemed	(21,812,252)	(39,678,626)
Change in net assets resulting from capital transactions	7,768,122	(4,304,573)
Change in net assets	10,109,405	(4,535,824)

NET ASSETS:
Beginning of period	13,998,149	18,533,973
End of period	$24,107,554	$13,998,149
Accumulated net investment income (loss)	$274,743	$255,899

SHARE TRANSACTIONS:
Issued	604,605	773,775
Reinvested	5,259	—
Redeemed	(447,419)	(893,564)
Change in shares	162,445	(119,789)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Real Estate :: 245

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2012 (unaudited)		Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$45.22		$43.17	$35.97	$28.71	$49.44	$65.64

Investment Activities:
Net investment income (loss)(a)	0.63		0.60	0.56	0.89	0.86	0.07
Net realized and unrealized gains (losses) on investments	5.81		1.45 (b)	8.17	7.08	(21.04)	(12.64)
Total income (loss) from investment activities	6.44		2.05	8.73	7.97	(20.18)	(12.57)

Distributions to Shareholders From:
Net investment income	(0.59)		—	(1.26)	(0.71)	—	(0.89)
Return of capital	—		—	(0.27)	—	—	—
Net realized gains on investments	—		—	—	—	(0.55)	(2.74)
Total distributions	(0.59)		—	(1.53)	(0.71)	(0.55)	(3.63)

Net Asset Value, End of Period	$51.07		$45.22	$43.17	$35.97	$28.71	$49.44

Total Return	14.33	%(c)	4.75%	24.69%	27.90%	(41.25)%	(19.61)%

Ratios to Average Net Assets:
Gross expenses(d)	1.83%		1.77%	1.83%	1.88%	1.79%	1.73%
Net expenses(d)	1.68%		1.68%	1.68%	1.67%	1.63%	1.63%
Net investment income (loss)(d)	2.58%		1.33%	1.41%	3.10%	1.90%	0.11%

Supplemental Data:
Net assets, end of period (000’s)	$24,108		$13,998	$18,534	$18,585	$12,752	$28,804
Portfolio turnover rate(e)	74	%(c)	165%	289%	432%	418%	603%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

246 :: ProFund VP Semiconductor :: Financial Statements

Investment Objective: The ProFund VP Semiconductor seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Semiconductors Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2012

Market Exposure

Investment Type	% of Net Assets
Equity Securities	60%
Swap Agreements	40%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Intel Corp.	23.3%
Texas Instruments, Inc.	5.7%
Broadcom Corp.—Class A	2.8%
Applied Materials, Inc.	2.6%
Analog Devices, Inc.	2.0%

Dow Jones U.S. Semiconductors Index — Composition

The Dow Jones U.S. Semiconductor Index is comprised of a single sector.

Schedule of Portfolio Investments (unaudited)

Common Stocks (60.0%)

	Shares	Value
Advanced Micro Devices, Inc.* (Semiconductors)	4,080	$23,378
Altera Corp. (Semiconductors)	2,240	75,802
Analog Devices, Inc. (Semiconductors)	2,080	78,354
Applied Materials, Inc. (Semiconductors)	9,040	103,599
Atmel Corp.* (Semiconductors)	3,120	20,904
ATMI, Inc.* (Semiconductors)	240	4,937
Broadcom Corp.—Class A (Semiconductors)	3,360	113,568
Cabot Microelectronics Corp. (Semiconductors)	160	4,674
Cavium, Inc.* (Semiconductors)	320	8,960
Cirrus Logic, Inc.* (Semiconductors)	480	14,342
Cree, Inc.* (Semiconductors)	800	20,536
Cymer, Inc.* (Electronics)	160	9,432
Cypress Semiconductor Corp. (Semiconductors)	1,120	14,806
Fairchild Semiconductor International, Inc.* (Semiconductors)	880	12,408
Hittite Microwave Corp.* (Semiconductors)	160	8,179
Integrated Device Technology, Inc.* (Semiconductors)	960	5,395
Intel Corp. (Semiconductors)	35,120	935,948
InterDigital, Inc. (Telecommunications)	320	9,443
International Rectifier Corp.* (Semiconductors)	480	9,595
Intersil Corp.—Class A (Semiconductors)	880	9,372
KLA-Tencor Corp. (Semiconductors)	1,200	59,100
Lam Research Corp.* (Semiconductors)	1,361	51,355
Linear Technology Corp. (Semiconductors)	1,520	47,622
LSI Logic Corp.* (Semiconductors)	3,920	24,970
Marvell Technology Group, Ltd. (Semiconductors)	3,440	38,803
Maxim Integrated Products, Inc. (Semiconductors)	2,080	53,331
Microchip Technology, Inc. (Semiconductors)	1,360	44,989
Micron Technology, Inc.* (Semiconductors)	6,960	43,918
Microsemi Corp.* (Semiconductors)	640	11,834
NVIDIA Corp.* (Semiconductors)	4,320	59,702
OmniVision Technologies, Inc.* (Semiconductors)	400	5,344
ON Semiconductor Corp.* (Semiconductors)	3,200	22,720
PMC-Sierra, Inc.* (Semiconductors)	1,600	9,824
RF Micro Devices, Inc.* (Telecommunications)	1,920	8,160
SanDisk Corp.* (Computers)	1,680	61,286
Semtech Corp.* (Semiconductors)	480	11,674
Silicon Laboratories, Inc.* (Semiconductors)	320	12,128
Skyworks Solutions, Inc.* (Semiconductors)	1,360	37,223
Teradyne, Inc.* (Semiconductors)	1,280	17,997
Tessera Technologies, Inc. (Semiconductors)	320	4,918
Texas Instruments, Inc. (Semiconductors)	8,000	229,520
TriQuint Semiconductor, Inc.* (Semiconductors)	1,120	6,160
Xilinx, Inc. (Semiconductors)	1,840	61,769
TOTAL COMMON STOCKS (Cost $1,784,604)		2,407,979
TOTAL INVESTMENT SECURITIES (Cost $1,784,604)—60.0%		2,407,979
Net other assets (liabilities)—40.0%		1,607,703
NET ASSETS—100.0%		$4,015,682

*  Non-income producing security

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Semiconductors Index	$1,600,000	$—

ProFund VP Semiconductor invested in the following industries as of June 30, 2012:

	Value	% of Net Assets
Computers	$61,286	1.5%
Electronics	9,432	0.2%
Semiconductors	2,319,658	57.9%
Telecommunications	17,603	0.4%
Other**	1,607,703	40.0%
Total	$4,015,682	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Semiconductor :: 247

Statement of Assets and Liabilities (unaudited)
June 30, 2012

ASSETS:
Total Investment Securities, at cost	$1,784,604
Securities, at value	2,407,979
Total Investment Securities, at value	2,407,979
Cash	13,530
Dividends receivable	238
Receivable for capital shares issued	2,429,264
Prepaid expenses	59
TOTAL ASSETS	4,851,070

LIABILITIES:
Payable for capital shares redeemed	502,884
Payable for investments purchased	325,584
Advisory fees payable	728
Management services fees payable	97
Administration fees payable	66
Administrative services fees payable	687
Distribution fees payable	586
Transfer agency fees payable	234
Fund accounting fees payable	156
Compliance services fees payable	23
Other accrued expenses	4,343
TOTAL LIABILITIES	835,388
NET ASSETS	$4,015,682

NET ASSETS CONSIST OF:
Capital	$6,587,657
Accumulated net investment income (loss)	11,266
Accumulated net realized gains (losses) on investments	(3,206,616)
Net unrealized appreciation (depreciation) on investments	623,375
NET ASSETS	$4,015,682
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	203,410
Net Asset Value (offering and redemption price per share)	$19.74

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2012

INVESTMENT INCOME:
Dividends	$30,960
Interest	6
TOTAL INVESTMENT INCOME	30,966

EXPENSES:
Advisory fees	9,216
Management services fees	1,229
Administration fees	721
Transfer agency fees	1,145
Administrative services fees	3,853
Distribution fees	3,072
Custody fees	3,888
Fund accounting fees	1,739
Trustee fees	36
Compliance services fees	23
Other fees	2,151
Total Gross Expenses before reductions	27,073
Less Expenses reduced by the Advisor	(6,430)
TOTAL NET EXPENSES	20,643
NET INVESTMENT INCOME (LOSS)	10,323

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(70,251)
Net realized gains (losses) on swap agreements	8,728
Change in net unrealized appreciation/depreciation on investments	78,021
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	16,498
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$26,821

See accompanying notes to the financial statements.

248 :: ProFund VP Semiconductor :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$10,323	$9,441
Net realized gains (losses) on investments	(61,523)	213,390
Change in net unrealized appreciation/depreciation on investments	78,021	(604,102)
Change in net assets resulting from operations	26,821	(381,271)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(6,838)	(2,412)
Change in net assets resulting from distributions	(6,838)	(2,412)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	7,581,574	13,531,090
Dividends reinvested	6,838	2,412
Value of shares redeemed	(5,281,358)	(14,144,831)
Change in net assets resulting from capital transactions	2,307,054	(611,329)
Change in net assets	2,327,037	(995,012)

NET ASSETS:
Beginning of period	1,688,645	2,683,657
End of period	$4,015,682	$1,688,645
Accumulated net investment income (loss)	$11,266	$7,781

SHARE TRANSACTIONS:
Issued	369,022	660,992
Reinvested	334	116
Redeemed	(253,935)	(707,424)
Change in shares	115,421	(46,316)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Semiconductor :: 249

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2012 (unaudited)		Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$19.19		$19.98	$17.94	$10.94	$21.79	$20.35

Investment Activities:
Net investment income (loss)(a)	0.09		0.06	0.01	0.08	(0.04)	(0.14)
Net realized and unrealized gains (losses) on investments	0.53		(0.84)	2.19	6.92	(10.81)	1.58
Total income (loss) from investment activities	0.62		(0.78)	2.20	7.00	(10.85)	1.44

Distributions to Shareholders From:
Net investment income	(0.07)		(0.01)	(0.16)	—	—	—

Net Asset Value, End of Period	$19.74		$19.19	$19.98	$17.94	$10.94	$21.79

Total Return	3.20	%(b)	(3.90)%	12.40%	63.99%	(49.79)%	7.08%

Ratios to Average Net Assets:
Gross expenses(c)	2.20%		2.00%	1.96%	1.89%	1.96%	1.83%
Net expenses(c)	1.68%		1.68%	1.68%	1.67%	1.63%	1.63%
Net investment income (loss)(c)	0.84%		0.32%	0.08%	0.57%	(0.21)%	(0.63)%

Supplemental Data:
Net assets, end of period (000’s)	$4,016		$1,689	$2,684	$9,575	$1,211	$5,297
Portfolio turnover rate(d)	222	%(b)	498%	385%	576%	418%	748%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

250 :: ProFund VP Technology :: Financial Statements

Investment Objective: The ProFund VP Technology seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Technology Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2012

Market Exposure

Investment Type	% of Net Assets
Equity Securities	84%
Swap Agreements	16%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	19.1%
Microsoft Corp.	8.1%
International Business Machines Corp.	7.6%
Google, Inc.—Class A	5.4%
Intel Corp.	4.8%

Dow Jones U.S. Technology
Index — Composition

% of Index
Technology Hardware and Equipment	56%
Software and Computer Services	44%

Schedule of Portfolio Investments (unaudited)

Common Stocks (84.1%)

	Shares	Value
ACI Worldwide, Inc.* (Software)	224	$9,903
Acme Packet, Inc.* (Telecommunications)	224	4,178
Adobe Systems, Inc.* (Software)	2,464	79,760
ADTRAN, Inc. (Telecommunications)	224	6,763
Advanced Micro Devices, Inc.* (Semiconductors)	2,912	16,686
Advent Software, Inc.* (Software)	224	6,073
Akamai Technologies, Inc.* (Internet)	896	28,448
Allscripts Healthcare Solutions, Inc.* (Software)	896	9,793
Altera Corp. (Semiconductors)	1,568	53,061
Amdocs, Ltd.* (Telecommunications)	896	26,629
Analog Devices, Inc. (Semiconductors)	1,568	59,067
ANSYS, Inc.* (Software)	448	28,273
AOL, Inc.* (Internet)	448	12,580
Apple Computer, Inc.* (Computers)	4,704	2,747,136
Applied Materials, Inc. (Semiconductors)	6,496	74,444
Ariba, Inc.* (Software)	448	20,052
Arris Group, Inc.* (Telecommunications)	672	9,347
Aruba Networks, Inc.* (Telecommunications)	672	10,114
Aspen Technology, Inc.* (Software)	448	10,371
athenahealth, Inc.* (Software)	224	17,734
Atmel Corp.* (Semiconductors)	2,240	15,008
ATMI, Inc.* (Semiconductors)	224	4,608
Autodesk, Inc.* (Software)	1,120	39,189
BMC Software, Inc.* (Software)	672	28,681
Broadcom Corp.—Class A (Semiconductors)	2,464	83,283
Brocade Communications Systems, Inc.* (Computers)	2,240	11,043
CA, Inc. (Software)	1,792	48,545
Cabot Microelectronics Corp. (Semiconductors)	224	6,543
CACI International, Inc.—Class A* (Computers)	224	12,324
Cadence Design Systems, Inc.* (Computers)	1,344	14,771
Cavium, Inc.* (Semiconductors)	224	6,272
Cerner Corp.* (Software)	672	55,547
Check Point Software Technologies, Ltd.* (Software)	896	44,433
Ciena Corp.* (Telecommunications)	448	7,334
Cirrus Logic, Inc.* (Semiconductors)	224	6,693
Cisco Systems, Inc. (Telecommunications)	27,328	469,222
Citrix Systems, Inc.* (Software)	896	75,210
Cognizant Technology Solutions Corp.* (Computers)	1,568	94,080
CommVault Systems, Inc.* (Software)	224	11,104
Computer Sciences Corp. (Computers)	896	22,239
Compuware Corp.* (Software)	1,120	10,405
Concur Technologies, Inc.* (Software)	224	15,254
Corning, Inc. (Telecommunications)	7,840	101,371
Cree, Inc.* (Semiconductors)	672	17,250
Cymer, Inc.* (Electronics)	224	13,205
Cypress Semiconductor Corp. (Semiconductors)	896	11,845
Dell, Inc.* (Computers)	7,840	98,157
Diebold, Inc. (Computers)	224	8,268
Digital River, Inc.* (Internet)	224	3,723
DST Systems, Inc. (Computers)	224	12,165
EarthLink, Inc. (Internet)	448	3,333
Electronics for Imaging, Inc.* (Computers)	224	3,640
EMC Corp.* (Computers)	10,752	275,574
Emulex Corp.* (Semiconductors)	448	3,226
Equinix, Inc.* (Internet)	224	39,346
F5 Networks, Inc.* (Internet)	448	44,603
Facebook, Inc.—Class A* (Internet)	2,240	69,709
Fair Isaac Corp. (Software)	224	9,471
Fairchild Semiconductor International, Inc.* (Semiconductors)	672	9,475
Finisar Corp.* (Telecommunications)	448	6,702
Fortinet, Inc.* (Computers)	672	15,604
Garmin, Ltd. (Electronics)	672	25,731
Gartner Group, Inc.* (Commercial Services)	448	19,286
Google, Inc.—Class A* (Internet)	1,344	779,614
Harris Corp. (Telecommunications)	672	28,123
Hewlett-Packard Co. (Computers)	10,080	202,709
Hittite Microwave Corp.* (Semiconductors)	224	11,451
IAC/InterActiveCorp (Internet)	448	20,429
Informatica Corp.* (Software)	448	18,977
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	672	11,740
Insight Enterprises, Inc.* (Computers)	224	3,770
Integrated Device Technology, Inc.* (Semiconductors)	672	3,777
Intel Corp. (Semiconductors)	25,760	686,504

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Technology :: 251

Common Stocks, continued

	Shares	Value
InterDigital, Inc. (Telecommunications)	224	$6,610
International Business Machines Corp. (Computers)	5,600	1,095,248
International Rectifier Corp.* (Semiconductors)	448	8,955
Intersil Corp.—Class A (Semiconductors)	672	7,157
Intuit, Inc. (Software)	1,344	79,766
j2 Global, Inc. (Computers)	224	5,918
JDA Software Group, Inc.* (Software)	224	6,651
JDS Uniphase Corp.* (Telecommunications)	1,120	12,320
Juniper Networks, Inc.* (Telecommunications)	2,688	43,841
KLA-Tencor Corp. (Semiconductors)	896	44,128
Lam Research Corp.* (Semiconductors)	896	33,815
Lexmark International, Inc.—Class A (Computers)	448	11,908
Linear Technology Corp. (Semiconductors)	1,120	35,090
LSI Logic Corp.* (Semiconductors)	2,912	18,549
Marvell Technology Group, Ltd. (Semiconductors)	2,464	27,794
Maxim Integrated Products, Inc. (Semiconductors)	1,568	40,203
Mentor Graphics Corp.* (Computers)	448	6,720
Microchip Technology, Inc. (Semiconductors)	896	29,640
Micron Technology, Inc.* (Semiconductors)	5,152	32,509
Micros Systems, Inc.* (Computers)	448	22,938
Microsemi Corp.* (Semiconductors)	448	8,283
Microsoft Corp. (Software)	38,080	1,164,867
Motorola Solutions, Inc. (Telecommunications)	1,568	75,436
NCR Corp.* (Computers)	896	20,366
NetApp, Inc.* (Computers)	1,792	57,021
Nuance Communications, Inc.* (Software)	1,120	26,678
NVIDIA Corp.* (Semiconductors)	3,136	43,339
OmniVision Technologies, Inc.* (Semiconductors)	224	2,993
ON Semiconductor Corp.* (Semiconductors)	2,240	15,904
Oracle Corp. (Software)	19,488	578,794
Parametric Technology Corp.* (Software)	672	14,085
Pitney Bowes, Inc. (Office/Business Equipment)	896	13,413
Plantronics, Inc. (Telecommunications)	224	7,482
PMC-Sierra, Inc.* (Semiconductors)	1,120	6,877
Polycom, Inc.* (Telecommunications)	896	9,426
Progress Software Corp.* (Software)	224	4,675
QLIK Technologies, Inc.* (Software)	448	9,910
QLogic Corp.* (Semiconductors)	448	6,133
Qualcomm, Inc. (Telecommunications)	8,736	486,420
Quality Systems, Inc. (Software)	224	6,162
Quest Software, Inc.* (Software)	224	6,238
Rackspace Hosting, Inc.* (Internet)	672	29,528
Red Hat, Inc.* (Software)	896	50,606
RF Micro Devices, Inc.* (Telecommunications)	1,344	5,712
Riverbed Technology, Inc.* (Computers)	896	14,470
Rovi Corp.* (Semiconductors)	672	13,185
SAIC, Inc. (Commercial Services)	1,792	21,719
Salesforce.com, Inc.* (Software)	672	92,911
SanDisk Corp.* (Computers)	1,344	49,029
Seagate Technology PLC (Computers)	2,016	49,856
Semtech Corp.* (Semiconductors)	224	5,448
Silicon Laboratories, Inc.* (Semiconductors)	224	8,490
Skyworks Solutions, Inc.* (Semiconductors)	896	24,523
Solarwinds, Inc.* (Software)	224	9,757
Solera Holdings, Inc. (Software)	448	18,722
Symantec Corp.* (Internet)	3,808	55,635
Synaptics, Inc.* (Computers)	224	6,413
Synopsys, Inc.* (Computers)	672	19,777
Tech Data Corp.* (Electronics)	224	10,790
Tellabs, Inc. (Telecommunications)	1,792	5,967
Teradata Corp.* (Computers)	896	64,521
Teradyne, Inc.* (Semiconductors)	896	12,598
Tessera Technologies, Inc. (Semiconductors)	224	3,443
Texas Instruments, Inc. (Semiconductors)	5,824	167,091
The Ultimate Software Group, Inc.* (Software)	224	19,963
Tibco Software, Inc.* (Internet)	896	26,808
TriQuint Semiconductor, Inc.* (Semiconductors)	896	4,928
Unisys Corp.* (Computers)	224	4,379
VeriFone Systems, Inc.* (Software)	448	14,824
VeriSign, Inc.* (Internet)	896	39,039
ViaSat, Inc.* (Telecommunications)	224	8,460
VMware, Inc.—Class A* (Software)	448	40,786
Websense, Inc.* (Internet)	224	4,196
Western Digital Corp.* (Computers)	1,120	34,138
Xerox Corp. (Office/Business Equipment)	6,944	54,649
Xilinx, Inc. (Semiconductors)	1,344	45,118
Yahoo!, Inc.* (Internet)	5,824	92,194
TOTAL COMMON STOCKS (Cost $3,945,497)		12,134,913

Repurchase Agreements(a) (1.0%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.09%–0.10%, dated 6/29/12, due 7/2/12, total to be received $140,001	$140,000	$140,000
TOTAL REPURCHASE AGREEMENTS (Cost $140,000)		140,000
TOTAL INVESTMENT SECURITIES (Cost $4,085,497)—85.1%		12,274,913
Net other assets (liabilities)—14.9%		2,145,653
NET ASSETS—100.0%		$14,420,566

*                      Non-income producing security

(a)               The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Technology Index	$2,300,000	$—

ProFund VP Technology invested in the following industries as of June 30, 2012:

	Value	% of Net Assets
Commercial Services	$41,005	0.3%
Computers	4,984,182	34.5%
Distribution/Wholesale	11,740	0.1%
Electronics	49,726	0.3%
Internet	1,249,185	8.7%
Office/Business Equipment	68,062	0.5%
Semiconductors	1,715,386	11.9%
Software	2,684,170	18.6%
Telecommunications	1,331,457	9.2%
Other**	2,285,653	15.9%
Total	$14,420,566	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

252 :: ProFund VP Technology :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2012

ASSETS:
Total Investment Securities, at cost	$4,085,497
Securities, at value	12,134,913
Repurchase agreements, at value	140,000
Total Investment Securities, at value	12,274,913
Cash	644
Dividends and interest receivable	2,916
Receivable for capital shares issued	26,724
Receivable for investments sold	2,166,466
Prepaid expenses	316
TOTAL ASSETS	14,471,979

LIABILITIES:
Payable for capital shares redeemed	12,775
Advisory fees payable	6,654
Management services fees payable	887
Administration fees payable	536
Administrative services fees payable	4,701
Distribution fees payable	6,694
Transfer agency fees payable	2,099
Fund accounting fees payable	1,257
Compliance services fees payable	146
Other accrued expenses	15,664
TOTAL LIABILITIES	51,413
NET ASSETS	$14,420,566

NET ASSETS CONSIST OF:
Capital	$14,284,788
Accumulated net investment income (loss)	(45,430)
Accumulated net realized gains (losses) on investments	(8,008,208)
Net unrealized appreciation (depreciation) on investments	8,189,416
NET ASSETS	$14,420,566
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	780,753
Net Asset Value (offering and redemption price per share)	$18.47

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2012

INVESTMENT INCOME:
Dividends	$94,053
Interest	22
TOTAL INVESTMENT INCOME	94,075

EXPENSES:
Advisory fees	64,731
Management services fees	8,631
Administration fees	4,028
Transfer agency fees	6,434
Administrative services fees	21,321
Distribution fees	21,577
Custody fees	7,101
Fund accounting fees	9,277
Trustee fees	194
Compliance services fees	123
Other fees	14,142
Total Gross Expenses before reductions	157,559
Less Expenses reduced by the Advisor	(12,563)
TOTAL NET EXPENSES	144,996
NET INVESTMENT INCOME (LOSS)	(50,921)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	480,811
Change in net unrealized appreciation/depreciation on investments	661,775
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,142,586
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,091,665

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Technology :: 253

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$(50,921)	$(98,991)
Net realized gains (losses) on investments	480,811	86,649
Change in net unrealized appreciation/depreciation on investments	661,775	(1,169,093)
Change in net assets resulting from operations	1,091,665	(1,181,435)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	17,280,551	28,759,166
Value of shares redeemed	(20,761,999)	(26,550,557)
Change in net assets resulting from capital transactions	(3,481,448)	2,208,609
Change in net assets	(2,389,783)	1,027,174

NET ASSETS:
Beginning of period	16,810,349	15,783,175
End of period	$14,420,566	$16,810,349
Accumulated net investment income (loss)	$(45,430)	$5,491

SHARE TRANSACTIONS:
Issued	886,397	1,671,309
Redeemed	(1,119,042)	(1,596,123)
Change in shares	(232,645)	75,186

See accompanying notes to the financial statements.

254 :: ProFund VP Technology :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2012 (unaudited)		Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$16.59		$16.82	$15.19	$9.41	$16.91	$14.77

Investment Activities:
Net investment income (loss)(a)	(0.06)		(0.10)	(0.11)	(0.08)	(0.11)	(0.16)
Net realized and unrealized gains (losses) on investments	1.94		(0.13)	1.74	5.86	(7.39)	2.30
Total income (loss) from investment activities	1.88		(0.23)	1.63	5.78	(7.50)	2.14

Net Asset Value, End of Period	$18.47		$16.59	$16.82	$15.19	$9.41	$16.91

Total Return	11.33	%(b)	(1.37)%	10.73%	61.42%	(44.35)%	14.41%

Ratios to Average Net Assets:
Gross expenses(c)	1.82%		1.76%	1.74%	1.79%	1.75%	1.72%
Net expenses(c)	1.68%		1.68%	1.68%	1.67%	1.63%	1.63%
Net investment income (loss)(c)	(0.59)%		(0.61)%	(0.75)%	(0.64)%	(0.82)%	(1.01)%

Supplemental Data:
Net assets, end of period (000’s)	$14,421		$16,810	$15,783	$27,016	$7,017	$35,445
Portfolio turnover rate(d)	88	%(b)	143%	103%	225%	238%	332%

(a)                   Per share net investment income (loss) has been calculated using the average daily shares method.

(b)                  Not annualized for periods less than one year.

(c)                   Annualized for periods less than one year.

(d)                  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Telecommunications :: 255

Investment Objective: The ProFund VP Telecommunications seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Telecommunications Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2012

Market Exposure

Investment Type	% of Net Assets
Equity Securities	50%
Swap Agreements	50%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
AT&T, Inc.	24.5%
Verizon Communications, Inc.	14.7%
CenturyLink, Inc.	2.9%
Crown Castle International Corp.	1.8%
Sprint Nextel Corp.	1.1%

Dow Jones U.S. Telecommunications Index — Composition

% of Index
Fixed Line Telecommunications	91%
Mobile Telecommunications	9%

Schedule of Portfolio Investments (unaudited)

Common Stocks (50.0%)

	Shares	Value
AT&T, Inc. (Telecommunications)	181,714	$6,479,921
CenturyLink, Inc. (Telecommunications)	19,227	759,274
Cincinnati Bell, Inc.* (Telecommunications)	6,032	22,439
Crown Castle International Corp.* (Telecommunications)	8,294	486,526
Frontier Communications Corp. (Telecommunications)	30,914	118,400
Leucadia National Corp. (Holding Companies-Diversified)	6,032	128,301
Level 3 Communications, Inc.* (Telecommunications)	5,278	116,908
MetroPCS Communications, Inc.* (Telecommunications)	9,802	59,302
NII Holdings, Inc.—Class B* (Telecommunications)	5,278	53,994
SBA Communications Corp.—Class A* (Telecommunications)	3,770	215,078
Sprint Nextel Corp.* (Telecommunications)	92,742	302,339
Telephone & Data Systems, Inc. (Telecommunications)	3,016	64,211
tw telecom, Inc.* (Telecommunications)	4,524	116,086
US Cellular Corp.* (Telecommunications)	377	14,560
Verizon Communications, Inc. (Telecommunications)	87,464	3,886,900
Virgin Media, Inc. (Telecommunications)	8,671	211,486
Windstream Corp. (Telecommunications)	18,096	174,807
TOTAL COMMON STOCKS (Cost $10,239,960)		13,210,532

Repurchase Agreements(a) (0.4%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.09%–0.10%, dated 6/29/12, due 7/2/12, total to be received $107,001	$107,000	$107,000
TOTAL REPURCHASE AGREEMENTS (Cost $107,000)		107,000
TOTAL INVESTMENT SECURITIES (Cost $10,346,960)—50.4%		13,317,532
Net other assets (liabilities)—49.6%		13,109,534
NET ASSETS—100.0%		$26,427,066

*                      Non-income producing security

(a)               The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Telecommunications Index	$13,200,000	$—

ProFund VP Telecommunications invested in the following industries as of June 30, 2012:

	Value	% of Net Assets
Holding Companies-Diversified	$128,301	0.5%
Telecommunications	13,082,231	49.5%
Other**	13,216,534	50.0%
Total	$26,427,066	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

256 :: ProFund VP Telecommunications :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2012

ASSETS:
Total Investment Securities, at cost	$10,346,960
Securities, at value	13,210,532
Repurchase agreements, at value	107,000
Total Investment Securities, at value	13,317,532
Cash	349
Dividends and interest receivable	8,845
Receivable for capital shares issued	416,961
Receivable for investments sold	12,735,825
Prepaid expenses	187
TOTAL ASSETS	26,479,699

LIABILITIES:
Payable for capital shares redeemed	5,754
Advisory fees payable	11,971
Management services fees payable	1,596
Administration fees payable	901
Administrative services fees payable	9,539
Distribution fees payable	7,942
Transfer agency fees payable	2,794
Fund accounting fees payable	2,111
Compliance services fees payable	136
Other accrued expenses	9,889
TOTAL LIABILITIES	52,633
NET ASSETS	$26,427,066

NET ASSETS CONSIST OF:
Capital	$30,736,888
Accumulated net investment income (loss)	146,434
Accumulated net realized gains (losses) on investments	(7,426,828)
Net unrealized appreciation (depreciation) on investments	2,970,572
NET ASSETS	$26,427,066
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,201,232
Net Asset Value (offering and redemption price per share)	$8.26

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2012

INVESTMENT INCOME:
Dividends	$258,069
Interest	34
TOTAL INVESTMENT INCOME	258,103

EXPENSES:
Advisory fees	49,852
Management services fees	6,647
Administration fees	2,843
Transfer agency fees	4,589
Administrative services fees	21,596
Distribution fees	16,617
Custody fees	1,338
Fund accounting fees	6,284
Trustee fees	128
Compliance services fees	86
Other fees	11,921
Total Gross Expenses before reductions	121,901
Less Expenses reduced by the Advisor	(10,232)
TOTAL NET EXPENSES	111,669
NET INVESTMENT INCOME (LOSS)	146,434

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	501,292
Net realized gains (losses) on swap agreements	45,604
Change in net unrealized appreciation/depreciation on investments	1,539,532
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,086,428
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,232,862

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Telecommunications :: 257

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$146,434	$443,513
Net realized gains (losses) on investments	546,896	1,459,247
Change in net unrealized appreciation/depreciation on investments	1,539,532	(2,230,065)
Change in net assets resulting from operations	2,232,862	(327,305)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(443,513)	(458,265)
Change in net assets resulting from distributions	(443,513)	(458,265)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	24,712,952	27,605,754
Dividends reinvested	443,513	458,265
Value of shares redeemed	(8,859,209)	(36,734,230)
Change in net assets resulting from capital transactions	16,297,256	(8,670,211)
Change in net assets	18,086,605	(9,455,781)

NET ASSETS:
Beginning of period	8,340,461	17,796,242
End of period	$26,427,066	$8,340,461
Accumulated net investment income (loss)	$146,434	$443,513

SHARE TRANSACTIONS:
Issued	3,178,944	3,636,476
Reinvested	58,978	60,697
Redeemed	(1,152,761)	(4,935,620)
Change in shares	2,085,161	(1,238,447)

See accompanying notes to the financial statements.

258 :: ProFund VP Telecommunications :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2012 (unaudited)		Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$7.47		$7.56	$6.73	$6.76	$19.31	$18.00

Investment Activities:
Net investment income (loss)(a)	0.08		0.24	0.24	0.36	0.35	0.29
Net realized and unrealized gains (losses) on investments	1.03		(0.10)	0.79	0.10	(5.89)	1.24
Total income (loss) from investment activities	1.11		0.14	1.03	0.46	(5.54)	1.53

Distributions to Shareholders From:
Net investment income	(0.32)		(0.23)	(0.20)	(0.49)	(1.07)	(0.16)
Net realized gains on investments	—		—	—	—	(5.94)	(0.06)
Total distributions	(0.32)		(0.23)	(0.20)	(0.49)	(7.01)	(0.22)

Net Asset Value, End of Period	$8.26		$7.47	$7.56	$6.73	$6.76	$19.31

Total Return	15.26	%(b)	1.87%	15.68%	7.32%	(34.42)%	8.39%

Ratios to Average Net Assets:
Gross expenses(c)	1.83%		1.82%	1.78%	1.87%	1.79%	1.72%
Net expenses(c)	1.68%		1.68%	1.68%	1.66%	1.63%	1.63%
Net investment income (loss)(c)	2.20%		3.16%	3.51%	5.61%	2.70%	1.45%

Supplemental Data:
Net assets, end of period (000’s)	$26,427		$8,340	$17,796	$11,730	$14,371	$35,618
Portfolio turnover rate(d)	237	%(b)	331%	337%	689%	613%	411%

(a)                   Per share net investment income (loss) has been calculated using the average daily shares method.

(b)                  Not annualized for periods less than one year.

(c)                   Annualized for periods less than one year.

(d)                  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Utilities :: 259

Investment Objective: The ProFund VP Utilities seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Utilities Index.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2012

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Southern Co.	7.2%
Exelon Corp.	5.7%
Dominion Resources, Inc.	5.5%
Duke Energy Corp.	5.5%
NextEra Energy, Inc.	4.9%

Dow Jones U.S. Utilities
Index — Composition

% of Index
Electricity	68%
Gas, Water & MultiUtilities	32%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.0%)

	Shares	Value
AGL Resources, Inc. (Gas)	9,775	$378,781
ALLETE, Inc. (Electric)	2,975	124,355
Alliant Energy Corp. (Electric)	8,925	406,712
Ameren Corp. (Electric)	19,975	669,961
American Electric Power, Inc. (Electric)	39,525	1,577,047
American Water Works Co., Inc. (Water)	14,450	495,346
Aqua America, Inc. (Water)	11,475	286,416
Atmos Energy Corp. (Gas)	7,225	253,381
Avista Corp. (Electric)	4,675	124,823
Black Hills Corp. (Electric)	3,400	109,378
California Water Service Group (Water)	3,400	62,798
Calpine Corp.* (Electric)	31,450	519,239
CenterPoint Energy, Inc. (Gas)	32,725	676,426
Cleco Corp. (Electric)	5,100	213,333
CMS Energy Corp. (Electric)	21,675	509,362
Consolidated Edison, Inc. (Electric)	23,800	1,480,122
Dominion Resources, Inc. (Electric)	46,750	2,524,500
DTE Energy Co. (Electric)	14,025	832,103
Duke Energy Corp. (Electric)	108,800	2,508,928
Edison International (Electric)	24,650	1,138,830
El Paso Electric Co. (Electric)	3,400	112,744
Entergy Corp. (Electric)	14,450	981,010
Exelon Corp. (Electric)	69,700	2,622,114
FirstEnergy Corp. (Electric)	34,425	1,693,366
GenOn Energy, Inc.* (Electric)	63,750	109,013
Great Plains Energy, Inc. (Electric)	11,050	236,581
Hawaiian Electric Industries, Inc. (Electric)	8,075	230,299
IDACORP, Inc. (Electric)	4,250	178,840
Integrys Energy Group, Inc. (Electric)	6,375	362,546
ITC Holdings Corp. (Electric)	4,250	292,868
Laclede Group, Inc. (Gas)	1,700	67,677
National Fuel Gas Co. (Gas)	6,800	319,464
New Jersey Resources Corp. (Gas)	3,400	148,274
NextEra Energy, Inc. (Electric)	32,725	2,251,807
NiSource, Inc. (Gas)	23,375	578,531
Northeast Utilities System (Electric)	25,500	989,655
Northwest Natural Gas Co. (Gas)	2,125	101,150
NorthWestern Corp. (Electric)	2,975	109,183
NRG Energy, Inc.* (Electric)	19,125	332,010
NV Energy, Inc. (Electric)	19,125	336,218
ONEOK, Inc. (Pipelines)	15,725	665,325
Pepco Holdings, Inc. (Electric)	18,700	365,959
PG&E Corp. (Electric)	34,850	1,577,659
Piedmont Natural Gas Co., Inc. (Gas)	5,950	191,531
Pinnacle West Capital Corp. (Electric)	8,925	461,779
PNM Resources, Inc. (Electric)	5,950	116,263
Portland General Electric Co. (Electric)	6,375	169,958
PPL Corp. (Electric)	47,600	1,323,756
Progress Energy, Inc. (Electric)	24,225	1,457,618
Public Service Enterprise Group, Inc. (Electric)	42,075	1,367,437
Questar Corp. (Gas)	14,450	301,427
SCANA Corp. (Electric)	9,775	467,636
Sempra Energy (Gas)	18,275	1,258,782
South Jersey Industries, Inc. (Gas)	2,550	129,974
Southern Co. (Electric)	71,400	3,305,820
Southwest Gas Corp. (Gas)	3,825	166,961
Spectra Energy Corp. (Pipelines)	53,550	1,556,163
TECO Energy, Inc. (Electric)	16,575	299,345
The AES Corp.* (Electric)	53,125	681,594
UGI Corp. (Gas)	9,350	275,171
UIL Holdings Corp. (Electric)	4,250	152,405
UNS Energy Corp. (Electric)	3,400	130,594
Vectren Corp. (Gas)	6,800	200,736
Westar Energy, Inc. (Electric)	10,200	305,490
WGL Holdings, Inc. (Gas)	4,250	168,938
Wisconsin Energy Corp. (Electric)	19,125	756,776
Xcel Energy, Inc. (Electric)	39,950	1,134,979
TOTAL COMMON STOCKS (Cost $28,808,488)		45,935,267

Repurchase Agreements(a) (0.2%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.09%–0.10%, dated 6/29/12, due 7/2/12, total to be received $97,001	$97,000	$97,000
TOTAL REPURCHASE AGREEMENTS (Cost $97,000)		97,000
TOTAL INVESTMENT SECURITIES (Cost $28,905,488)—100.2%		46,032,267
Net other assets (liabilities)—(0.2)%		(95,618)
NET ASSETS—100.0%		$45,936,649

See accompanying notes to the financial statements.

260 :: ProFund VP Utilities :: Financial Statements

*                      Non-income producing security

(a)               The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Utilities invested in the following industries as of June 30, 2012:

	Value	% of Net Assets
Electric	$37,652,015	82.0%
Gas	5,217,204	11.4%
Pipelines	2,221,488	4.8%
Water	844,560	1.8%
Other**	1,382	NM
Total	$45,936,649	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM        Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Utilities :: 261

Statement of Assets and Liabilities (unaudited)
June 30, 2012

ASSETS:
Total Investment Securities, at cost	$28,905,488
Securities, at value	45,935,267
Repurchase agreements, at value	97,000
Total Investment Securities, at value	46,032,267
Cash	995
Dividends and interest receivable	91,648
Receivable for capital shares issued	65,243
Prepaid expenses	733
TOTAL ASSETS	46,190,886
LIABILITIES:
Payable for capital shares redeemed	149,935
Advisory fees payable	21,814
Management services fees payable	2,908
Administration fees payable	1,669
Administrative services fees payable	17,183
Distribution fees payable	14,381
Transfer agency fees payable	5,531
Fund accounting fees payable	3,914
Compliance services fees payable	383
Other accrued expenses	36,519
TOTAL LIABILITIES	254,237
NET ASSETS	$45,936,649
NET ASSETS CONSIST OF:
Capital	$35,953,035
Accumulated net investment income (loss)	493,379
Accumulated net realized gains (losses) on investments	(7,636,544)
Net unrealized appreciation (depreciation) on investments	17,126,779
NET ASSETS	$45,936,649
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,406,074
Net Asset Value (offering and redemption price per share)	$32.67

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2012

INVESTMENT INCOME:
Dividends	$869,923
Interest	20
TOTAL INVESTMENT INCOME	869,943
EXPENSES:
Advisory fees	168,109
Management services fees	22,414
Administration fees	10,564
Transfer agency fees	16,865
Administrative services fees	69,604
Distribution fees	56,036
Custody fees	4,256
Fund accounting fees	23,116
Trustee fees	549
Compliance services fees	322
Printing fees	23,041
Other fees	23,352
Total Gross Expenses before reductions	418,228
Less Expenses reduced by the Advisor	(41,664)
TOTAL NET EXPENSES	376,564
NET INVESTMENT INCOME (LOSS)	493,379
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	534,855
Change in net unrealized appreciation/depreciation on investments	(177,977)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	356,878
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$850,257

See accompanying notes to the financial statements.

262 :: ProFund VP Utilities :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$493,379	$1,039,189
Net realized gains (losses) on investments	534,855	(640,421)
Change in net unrealized appreciation/depreciation on investments	(177,977)	5,479,473
Change in net assets resulting from operations	850,257	5,878,241

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,039,188)	(916,027)
Change in net assets resulting from distributions	(1,039,188)	(916,027)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	21,748,409	73,481,980
Dividends reinvested	1,039,188	916,027
Value of shares redeemed	(36,642,219)	(53,273,651)
Change in net assets resulting from capital transactions	(13,854,622)	21,124,356
Change in net assets	(14,043,553)	26,086,570

NET ASSETS:
Beginning of period	59,980,202	33,893,632
End of period	$45,936,649	$59,980,202
Accumulated net investment income (loss)	$493,379	$1,039,188

SHARE TRANSACTIONS:
Issued	685,604	2,440,908
Reinvested	33,511	32,232
Redeemed	(1,160,248)	(1,821,023)
Change in shares	(441,133)	652,117

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Utilities :: 263

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2012 (unaudited)		Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$32.47		$28.36	$27.45	$25.78	$39.33	$34.84

Investment Activities:
Net investment income (loss)(a)	0.35		0.75	0.71	0.71	0.53	0.46
Net realized and unrealized gains (losses) on investments	0.67		4.11	0.86	2.00	(12.26)	4.97
Total income (loss) from investment activities	1.02		4.86	1.57	2.71	(11.73)	5.43

Distributions to Shareholders From:
Net investment income	(0.82)		(0.75)	(0.66)	(1.04)	(0.91)	(0.52)
Net realized gains on investments	—		—	—	—	(0.91)	(0.42)
Total distributions	(0.82)		(0.75)	(0.66)	(1.04)	(1.82)	(0.94)

Net Asset Value, End of Period	$32.67		$32.47	$28.36	$27.45	$25.78	$39.33

Total Return	3.27	%(b)	17.51%	5.95%	10.73%	(30.70)%	15.80%

Ratios to Average Net Assets:
Gross expenses(c)	1.87%		1.80%	1.77%	1.83%	1.75%	1.72%
Net expenses(c)	1.68%		1.68%	1.68%	1.66%	1.63%	1.63%
Net investment income (loss)(c)	2.20%		2.51%	2.65%	2.84%	1.54%	1.22%

Supplemental Data:
Net assets, end of period (000’s)	$45,937		$59,980	$33,894	$38,269	$35,540	$195,220
Portfolio turnover rate(d)	23	%(b)	81%	61%	139%	82%	168%

(a)                   Per share net investment income (loss) has been calculated using the average daily shares method.

(b)                  Not annualized for periods less than one year.

(c)                   Annualized for periods less than one year.

(d)                  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

264 :: ProFund VP U.S. Government Plus :: Financial Statements

Investment Objective: The ProFund VP U.S. Government Plus seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (1.25x) the daily movement of the most recently issued 30-year U.S. Treasury Bond.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2012

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	83%
U.S. Treasury Obligations	41%
Total Exposure	124%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The ProFund VP U.S. Government Plus primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Schedule of Portfolio Investments (unaudited)

U.S. Treasury Obligations (41.1%)

	Principal Amount	Value
U.S. Treasury Bonds, 3.00%, 5/15/42	$37,140,000	$38,991,197
TOTAL U.S. TREASURY OBLIGATIONS (Cost $38,052,416)		38,991,197

Repurchase Agreements(a)(b) (58.6%)
Repurchase Agreements with various counterparties, rates 0.09%—0.10%, dated 6/29/12, due 7/2/12, total to be received $55,535,426	55,535,000	55,535,000
TOTAL REPURCHASE AGREEMENTS (Cost $55,535,000)		55,535,000
TOTAL INVESTMENT SECURITIES (Cost $93,587,416)—99.7%		94,526,197
Net other assets (liabilities)—0.3%		294,624
NET ASSETS—100.0%		$94,820,821

(a)          A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2012, the aggregate amount held in a segregated account was $2,200,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 3.00% due 5/15/42	$50,812,438	$(17,556)
Swap Agreement with Credit Suisse Capital LLC, based on the 30-Year U.S. Treasury Bond, 3.00% due 5/15/42	28,135,813	35,756
		$18,200

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP U.S. Government Plus :: 265

Statement of Assets and Liabilities (unaudited)
June 30, 2012

ASSETS:
Total Investment Securities, at cost	$93,587,416
Securities, at value	38,991,197
Repurchase agreements, at value	55,535,000
Total Investment Securities, at value	94,526,197
Cash	274
Interest receivable	142,587
Unrealized gain on swap agreements	35,756
Receivable for capital shares issued	2,741,459
Prepaid expenses	882
TOTAL ASSETS	97,447,155

LIABILITIES:
Payable for capital shares redeemed	2,446,361
Unrealized loss on swap agreements	17,556
Advisory fees payable	33,073
Management services fees payable	6,614
Administration fees payable	3,501
Administrative services fees payable	28,404
Distribution fees payable	27,149
Trustee fees payable	1
Transfer agency fees payable	9,886
Fund accounting fees payable	8,207
Compliance services fees payable	595
Other accrued expenses	44,987
TOTAL LIABILITIES	2,626,334
NET ASSETS	$94,820,821

NET ASSETS CONSIST OF:
Capital	$102,499,263
Accumulated net investment income (loss)	(27,820)
Accumulated net realized gains (losses) on investments	(8,607,603)
Net unrealized appreciation (depreciation) on investments	956,981
NET ASSETS	$94,820,821

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,967,208

Net Asset Value (offering and redemption price per share)	$23.90

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2012

INVESTMENT INCOME:
Interest	$394,904

EXPENSES:
Advisory fees	153,161
Management services fees	30,632
Administration fees	12,935
Transfer agency fees	20,781
Administrative services fees	90,202
Distribution fees	76,580
Custody fees	3,096
Fund accounting fees	28,245
Trustee fees	626
Compliance services fees	366
Printing fees	29,269
Other fees	21,491
Total Gross Expenses before reductions	467,384
Less Expenses reduced by the Advisor	(44,660)
TOTAL NET EXPENSES	422,724
NET INVESTMENT INCOME (LOSS)	(27,820)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(3,259)
Net realized gains (losses) on futures contracts	(121,856)
Net realized gains (losses) on swap agreements	2,274,813
Change in net unrealized appreciation/depreciation on investments	(1,737,437)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	412,261
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$384,441

See accompanying notes to the financial statements.

266 :: ProFund VP U.S. Government Plus :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$(27,820)	$2,190
Net realized gains (losses) on investments	2,149,698	17,835,742
Change in net unrealized appreciation/depreciation on investments	(1,737,437)	3,997,725
Change in net assets resulting from operations	384,441	21,835,657

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(72,626)
Net realized gains on investments	(10,076,403)	—
Change in net assets resulting from distributions	(10,076,403)	(72,626)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	299,699,012	400,374,029
Dividends reinvested	10,076,403	72,626
Value of shares redeemed	(269,541,610)	(398,719,330)
Change in net assets resulting from capital transactions	40,233,805	1,727,325
Change in net assets	30,541,843	23,490,356

NET ASSETS:
Beginning of period	64,278,978	40,788,622
End of period	$94,820,821	$64,278,978
Accumulated net investment income (loss)	$(27,820)	$—

SHARE TRANSACTIONS:
Issued	11,710,717	18,499,259
Reinvested	463,923	3,617
Redeemed	(10,495,778)	(18,294,365)
Change in shares	1,678,862	208,511

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP U.S. Government Plus :: 267

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2012 (unaudited)		Year Ended Dec. 31, 2011		Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$28.09		$19.61		$17.88	$47.26	$32.10	$30.20

Investment Activities:
Net investment income (loss)(a)	(0.01)		—	(b)	0.08	(0.05)	0.58	1.06
Net realized and unrealized gains (losses) on investments	0.90		8.52		1.73	(14.27)	15.15	1.91
Total income (loss) from investment activities	0.89		8.52		1.81	(14.32)	15.73	2.97

Distributions to Shareholders From:
Net investment income	—		(0.04)		(0.08)	—	(0.57)	(1.07)
Return of Capital	—		—		—	(0.01)	—	—
Net realized gains on investments	(5.08)		—		—	(15.05)	—	—
Total distributions	(5.08)		(0.04)		(0.08)	(15.06)	(0.57)	(1.07)

Net Asset Value, End of Period	$23.90		$28.09		$19.61	$17.88	$47.26	$32.10

Total Return	4.97	%(c)	43.51%		10.10%	(32.62)%	49.73%	10.12%

Ratios to Average Net Assets:
Gross expenses(d)	1.53%		1.51%		1.47%	1.53%	1.45%	1.43%
Net expenses(d)	1.38%		1.38%		1.38%	1.36%	1.33%	1.33%
Net investment income (loss)(d)	(0.09)%		—	%(e)	0.42%	(0.16)%	1.71%	3.55%

Supplemental Data:
Net assets, end of period (000’s)	$94,821		$64,279		$40,789	$42,382	$125,484	$94,705
Portfolio turnover rate(f)	466	%(c)	902%		658%	808%	464%	474%

(a)    Per share net investment income (loss) has been calculated using the average daily shares method.

(b)    Amount is less than $0.005.

(c)    Not annualized for periods less than one year.

(d)    Annualized for periods less than one year.

(e)    Amount is less than 0.005%.

(f)    Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

268 :: ProFund VP Rising Rates Opportunity :: Financial Statements

Investment Objective: The ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse (-1.25x) of the daily movement of the most recently issued 30-year U.S. Treasury Bond.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2012

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(125)%
Total Exposure	(125)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The ProFund VP Rising Rates Opportunity primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (113.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.09%—0.10%, dated 6/29/12, due 7/2/12, total to be received $21,126,162	$21,126,000	$21,126,000
TOTAL REPURCHASE AGREEMENTS (Cost $21,126,000)		21,126,000
TOTAL INVESTMENT SECURITIES (Cost $21,126,000)—113.7%		21,126,000
Net other assets (liabilities)—(13.7)%		(2,545,135)
NET ASSETS—100.0%		$18,580,865

(a)          A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2012, the aggregate amount held in a segregated account was $700,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 3.00% due 5/15/42	$(18,267,281)	$(47,874)
Swap Agreement with Credit Suisse Capital LLC, based on the 30-Year U.S. Treasury Bond, 3.00% due 5/15/42	(4,934,266)	(37,101)
		$(84,975)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Rising Rates Opportunity :: 269

Statement of Assets and Liabilities (unaudited)
June 30, 2012

ASSETS:
Total Investment Securities, at cost	$21,126,000
Repurchase agreements, at value	21,126,000
Total Investment Securities, at value	21,126,000
Cash	214
Interest receivable	108
Prepaid expenses	581
TOTAL ASSETS	21,126,903

LIABILITIES:
Payable for capital shares redeemed	2,402,234
Unrealized loss on swap agreements	84,975
Advisory fees payable	11,141
Management services fees payable	1,486
Administration fees payable	816
Administrative services fees payable	9,060
Distribution fees payable	9,437
Transfer agency fees payable	2,909
Fund accounting fees payable	1,913
Compliance services fees payable	235
Other accrued expenses	21,832
TOTAL LIABILITIES	2,546,038
NET ASSETS	$18,580,865

NET ASSETS CONSIST OF:
Capital	$112,316,725
Accumulated net investment income (loss)	(199,581)
Accumulated net realized gains (losses) on investments	(93,451,304)
Net unrealized appreciation (depreciation) on investments	(84,975)
NET ASSETS	$18,580,865

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,683,764

Net Asset Value (offering and redemption price per share)	$6.92

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2012

INVESTMENT INCOME:
Interest	$10,660

EXPENSES:
Advisory fees	94,233
Management services fees	12,564
Administration fees	5,165
Transfer agency fees	8,231
Administrative services fees	36,704
Distribution fees	31,411
Custody fees	2,999
Fund accounting fees	11,161
Trustee fees	264
Compliance services fees	140
Printing fees	13,014
Other fees	6,935
Total Gross Expenses before reductions	222,821
Less Expenses reduced by the Advisor	(12,580)
TOTAL NET EXPENSES	210,241
NET INVESTMENT INCOME (LOSS)	(199,581)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(64,540)
Net realized gains (losses) on swap agreements	(3,038,278)
Change in net unrealized appreciation/depreciation on investments	1,330,791
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,772,027)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,971,608)

See accompanying notes to the financial statements.

270 :: ProFund VP Rising Rates Opportunity :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$(199,581)	$(729,892)
Net realized gains (losses) on investments	(3,102,818)	(15,197,811)
Change in net unrealized appreciation/depreciation on investments	1,330,791	(2,298,634)
Change in net assets resulting from operations	(1,971,608)	(18,226,337)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	159,703,173	219,511,209
Value of shares redeemed	(161,068,694)	(238,855,377)
Change in net assets resulting from capital transactions	(1,365,521)	(19,344,168)
Change in net assets	(3,337,129)	(37,570,505)

NET ASSETS:
Beginning of period	21,917,994	59,488,499
End of period	$18,580,865	$21,917,994
Accumulated net investment income (loss)	$(199,581)	$—

SHARE TRANSACTIONS:
Issued	20,919,779	21,384,946
Redeemed	(21,159,612)	(23,418,780)
Change in shares	(239,833)	(2,033,834)

See accompanying notes to the financial statements.

Financial Highlights :: ProFund VP Rising Rates Opportunity :: 271

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2012 (unaudited)		Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010		Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$7.50		$12.00	$14.29		$10.87	$18.53	$20.70

Investment Activities:
Net investment income (loss)(a)	(0.06)		(0.18)	(0.20)		(0.21)	0.08	0.72
Net realized and unrealized gains (losses) on investments	(0.52)		(4.32)	(2.09)		3.70	(6.82)	(1.72)
Total income (loss) from investment activities	(0.58)		(4.50)	(2.29)		3.49	(6.74)	(1.00)

Distributions to Shareholders From:
Net investment income	—		—	—		(0.07)	(0.92)	(1.17)

Net Asset Value, End of Period	$6.92		$7.50	$12.00		$14.29	$10.87	$18.53

Total Return	(7.73	)%(b)	(37.50)%	(16.03)%		32.18%	(37.97)%	(5.20)%

Ratios to Average Net Assets:
Gross expenses(c)	1.77%		1.70%	1.71%		1.73%	1.68%	1.63%
Net expenses(c)	1.67%		1.68%	1.68%		1.66%	1.63%	1.58%
Net investment income (loss)(c)	(1.59)%		(1.64)%	(1.57)%		(1.57)%	0.44%	3.47%

Supplemental Data:
Net assets, end of period (000’s)	$18,581		$21,918	$59,488		$55,810	$36,590	$75,041
Portfolio turnover rate(d)	—		—	436	%(e)	—	—	—

(a)    Per share net investment income (loss) has been calculated using the average daily shares method.

(b)    Not annualized for periods less than one year.

(c)    Annualized for periods less than one year.

(d)    Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(e)    Changes in the portfolio turnover rate are primarily driven by timing of purchase and sale long-term treasuries.

See accompanying notes to the financial statements.

272 :: ProFund VP Falling U.S. Dollar :: Financial Statements

Investment Objective: The ProFund VP Falling U.S. Dollar seeks daily investment results, before fees and expenses, that correspond to the daily performance of the basket of currencies included in the U.S. Dollar Index. The Index measures the performance of the U.S. Dollar against a basket of six major world currencies.

Allocation of Portfolio Holdings & Composition (unaudited) :: June 30, 2012

U.S. Dollar Index Exposure

Investment Type	% of Net Assets
Futures Contracts	(15)%
Forward Currency Contracts	(86)%
Total Exposure	(101)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The ProFund VP Falling U.S. Dollar primarily invests in non-equity securities, which may include; swap agreements, futures contracts, forward contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index – Composition

% of Index
Euro	57%
Japanese Yen	14%
British Pound Sterling	12%
Canadian Dollar	9%
Swedish Krona	4%
Swiss Franc	4%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (99.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.09%—0.10%, dated 6/29/12, due 7/2/12, total to be received $1,067,008	$1,067,000	$1,067,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,067,000)		1,067,000
TOTAL INVESTMENT SECURITIES (Cost $1,067,000)—99.0%		1,067,000
Net other assets (liabilities)—1.0%		10,788
NET ASSETS—100.0%		$1,077,788

(a)          A portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of June 30, 2012, the aggregate amount held in a segregated account was $154,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
U.S. Dollar Index Futures Contracts expiring 9/18/12 (Underlying notional amount at value $163,580)	2	$1,894

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Falling U.S. Dollar :: 273

At June 30, 2012, the ProFund VP Falling U.S. Dollar’s forward currency contracts with Goldman Sachs International, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British Pound Sterling vs. U.S. Dollar	7/13/12	3,693	$5,754	$5,782	$(28)
Canadian Dollar vs. U.S. Dollar	7/13/12	4,958	4,837	4,870	(33)
Euro vs. U.S. Dollar	7/13/12	22,806	28,660	28,859	(199)
Japanese Yen vs. U.S. Dollar	7/13/12	514,237	6,394	6,436	(42)
Swedish Krona vs. U.S. Dollar	7/13/12	14,883	2,120	2,151	(31)
Swiss Franc vs. U.S. Dollar	7/13/12	1,722	1,802	1,815	(13)
Total Short Contracts			$49,567	$49,913	$(346)

Long:
British Pound Sterling vs. U.S. Dollar	7/13/12	49,953	$77,292	$78,219	$927
Canadian Dollar vs. U.S. Dollar	7/13/12	65,268	63,304	64,108	804
Euro vs. U.S. Dollar	7/13/12	260,049	325,619	329,072	3,453
Japanese Yen vs. U.S. Dollar	7/13/12	8,569,762	108,367	107,251	(1,116)
Swedish Krona vs. U.S. Dollar	7/13/12	110,142	15,287	15,921	634
Swiss Franc vs. U.S. Dollar	7/13/12	18,174	18,963	19,161	198
Total Long Contracts			$608,832	$613,732	$4,900

At June 30, 2012, the ProFund VP Falling U.S. Dollar’s forward currency contracts with UBS AG, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Long:
British Pound Sterling vs. U.S. Dollar	7/13/12	24,206	$37,433	$37,903	$470
Canadian Dollar vs. U.S. Dollar	7/13/12	25,695	24,917	25,238	321
Euro vs. U.S. Dollar	7/13/12	185,884	232,725	235,222	2,497
Japanese Yen vs. U.S. Dollar	7/13/12	2,032,660	25,718	25,439	(279)
Swedish Krona vs. U.S. Dollar	7/13/12	176,410	24,459	25,500	1,041
Swiss Franc vs. U.S. Dollar	7/13/12	15,292	15,951	16,122	171
Total Long Contracts			$361,203	$365,424	$4,221

See accompanying notes to the financial statements.

274 :: ProFund VP Falling U.S. Dollar :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2012

ASSETS:
Total Investment Securities, at cost	$1,067,000
Repurchase agreements, at value	1,067,000
Total Investment Securities, at value	1,067,000
Cash	44
Segregated cash balances with brokers	2,894
Segregated cash balances with custodian	320
Interest receivable	5
Unrealized appreciation on forward foreign currency exchange contracts	10,531
Receivable for capital shares issued	11
Variation margin on futures contracts	2,180
Prepaid expenses	23
TOTAL ASSETS	1,083,008

LIABILITIES:
Payable for capital shares redeemed	29
Unrealized depreciation on forward foreign currency contracts	1,756
Advisory fees payable	270
Management services fees payable	36
Administration fees payable	41
Administrative services fees payable	718
Distribution fees payable	708
Transfer agency fees payable	145
Fund accounting fees payable	97
Compliance services fees payable	11
Other accrued expenses	1,409
TOTAL LIABILITIES	5,220
NET ASSETS	$1,077,788

NET ASSETS CONSIST OF:
Capital	$3,219,442
Accumulated net investment income (loss)	(9,932)
Accumulated net realized gains (losses) on investments	(2,142,391)
Net unrealized appreciation (depreciation) on investments	10,669
NET ASSETS	$1,077,788

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	38,641

Net Asset Value (offering and redemption price per share)	$27.89

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2012

INVESTMENT INCOME:
Interest	$520

EXPENSES:
Advisory fees	4,666
Management services fees	622
Administration fees	273
Transfer agency fees	435
Administrative services fees	1,554
Distribution fees	1,555
Custody fees	2,550
Fund accounting fees	590
Trustee fees	14
Compliance services fees	6
Printing fees	1,383
Other fees	506
Total Gross Expenses before reductions	14,154
Less Expenses reduced by the Advisor	(3,702)
TOTAL NET EXPENSES	10,452
NET INVESTMENT INCOME (LOSS)	(9,932)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(3,940)
Net realized gains (losses) on foreign currency contracts	(53,938)
Change in net unrealized appreciation/depreciation on investments	40,876
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(17,002)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(26,934)

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Falling U.S. Dollar :: 275

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$(9,932)	$(30,333)
Net realized gains (losses) on investments	(57,878)	(8,926)
Change in net unrealized appreciation/depreciation on investments	40,876	(59,927)
Change in net assets resulting from operations	(26,934)	(99,186)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	727,145	5,940,701
Value of shares redeemed	(1,000,608)	(5,778,039)
Change in net assets resulting from capital transactions	(273,463)	162,662
Change in net assets	(300,397)	63,476

NET ASSETS:
Beginning of period	1,378,185	1,314,709
End of period	$1,077,788	$1,378,185
Accumulated net investment income (loss)	$(9,932)	$—

SHARE TRANSACTIONS:
Issued	25,331	193,157
Redeemed	(34,927)	(189,685)
Change in shares	(9,596)	3,472

See accompanying notes to the financial statements.

276 :: ProFund VP Falling U.S. Dollar :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2012 (unaudited)		Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010		Year Ended Dec. 31, 2009		Year Ended Dec. 31, 2008	Period Aug. 31, 2007 through Dec. 31, 2007(a)
Net Asset Value, Beginning of Period	$28.57		$29.37	$30.15		$30.18		$31.85	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.23)		(0.50)	(0.50)		(0.55)		0.15	0.29
Net realized and unrealized gains (losses) on investments	(0.45)		(0.30)	(0.28)		1.49		(1.70)	1.56
Total income (loss) from investment activities	(0.68)		(0.80)	(0.78)		0.94		(1.55)	1.85

Distributions to Shareholders From:
Net investment income	—		—	—		(0.97)		(0.08)	—
Net realized gains on investments	—		—	—		—		(0.04)	—
Total distributions	—		—	—		(0.97)		(0.12)	—

Net Asset Value, End of Period	$27.89		$28.57	$29.37		$30.15		$30.18	$31.85

Total Return	(2.38	)%(c)	(2.72)%	(2.59)%		3.04%		(4.86)%	6.17	%(c)

Ratios to Average Net Assets:
Gross expenses(d)	2.28%		1.99%	1.92%		2.03%		1.62%	2.52%
Net expenses(d)	1.68%		1.68%	1.82	%(e)	1.91	%(e)	1.58%	1.63%
Net investment income (loss)(d)	(1.60)%		(1.65)%	(1.72)%		(1.82)%		0.46%	2.78%

Supplemental Data:
Net assets, end of period (000’s)	$1,078		$1,378	$1,315		$1,911		$2,339	$532
Portfolio turnover rate(f)	—		—	—		—		—	—

(a)           Period from commencement of operations.

(b)           Per share net investment income (loss) has been calculated using the average daily shares method.

(c)           Not annualized for periods less than one year.

(d)           Annualized for periods less than one year.

(e)           The expense ratio does not correlate to the applicable expense limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.

(f)            Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Money Market :: 277

Investment Objective: The ProFund VP Money Market seeks, as its investment objective, a high level of current income consistent with liquidity and preservation of capital.

An investment in this ProFund VP is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency. Although the ProFund VP strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this ProFund VP.

Allocation of Portfolio Holdings (unaudited) :: June 30, 2012

Market Exposure

Investment Type	% of Net Assets
Repurchase Agreements	96%
Total Exposure	96%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a) (96.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.09%—0.10%, dated 6/29/12, due 7/2/12, total to be received $226,604,737	$226,603,000	$226,603,000
TOTAL REPURCHASE AGREEMENTS (Cost $226,603,000)		226,603,000
TOTAL INVESTMENT SECURITIES (Cost $226,603,000)—96.4%		226,603,000
Net other assets (liabilities)—3.6%		8,365,601
NET ASSETS—100.0%		$234,968,601

(a)          The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

278 :: ProFund VP Money Market :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2012

ASSETS:
Total Investment Securities, at cost	$226,603,000
Repurchase agreements, at value	226,603,000
Total Investment Securities, at value	226,603,000
Cash	257
Interest receivable	1,158
Receivable for capital shares issued	8,996,986
Receivable from Advisor	61,746
Prepaid expenses	2,850
TOTAL ASSETS	235,665,997

LIABILITIES:
Payable for capital shares redeemed	417,664
Administration fees payable	9,114
Administrative services fees payable	24,220
Distribution fees payable	60,591
Trustee fees payable	2
Transfer agency fees payable	27,984
Fund accounting fees payable	21,368
Compliance services fees payable	1,693
Other accrued expenses	134,760
TOTAL LIABILITIES	697,396
NET ASSETS	$234,968,601

NET ASSETS CONSIST OF:
Capital	$234,968,601
NET ASSETS	$234,968,601

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	234,968,601

Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2012

INVESTMENT INCOME:
Interest	$79,546

EXPENSES:
Advisory fees	674,734
Management services fees	89,963
Administration fees	38,623
Transfer agency fees	61,950
Administrative services fees	96,481
Distribution fees	148,533
Custody fees	4,879
Fund accounting fees	84,172
Trustee fees	1,864
Compliance services fees	1,043
Printing fees	79,777
Other fees	57,501
Total Gross Expenses before reductions	1,339,520
Less Expenses reduced by the Advisor	(1,277,920)
TOTAL NET EXPENSES	61,600
NET INVESTMENT INCOME (LOSS)	17,946

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$17,946

See accompanying notes to the financial statements.

Financial Statements :: ProFund VP Money Market :: 279

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$17,946	$39,170
Change in net assets resulting from operations	17,946	39,170

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(17,946)	(39,170)
Change in net assets resulting from distributions	(17,946)	(39,170)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	1,349,583,866	2,688,248,029
Dividends reinvested	17,946	39,170
Value of shares redeemed	(1,295,947,563)	(2,679,192,772)
Change in net assets resulting from capital transactions	53,654,249	9,094,427
Change in net assets	53,654,249	9,094,427

NET ASSETS:
Beginning of period	181,314,352	172,219,925
End of period	$234,968,601	$181,314,352

SHARE TRANSACTIONS:
Issued	1,349,583,866	2,688,248,029
Reinvested	17,946	39,170
Redeemed	(1,295,947,563)	(2,679,192,772)
Change in shares	53,654,249	9,094,427

See accompanying notes to the financial statements.

280 :: ProFund VP Money Market :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended June 30, 2012 (unaudited)		Year Ended Dec. 31, 2011		Year Ended Dec. 31, 2010		Year Ended Dec. 31, 2009		Year Ended Dec. 31, 2008		Year Ended Dec. 31, 2007
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Investment Activities:
Net investment income (loss)(a)	—	(b)	—	(b)	—	(b)	—	(b)	0.008		0.037

Distributions to Shareholders From:
Net investment income	—	(b)	—	(b)	—	(b)	—	(b)	(0.008)		(0.037)

Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Total Return	0.01	%(c)	0.02%		0.02%		0.03%		0.84%		3.77%

Ratios to Average Net Assets:
Gross expenses(d)	1.49%		1.46%		1.45%		1.41%		1.49%		1.37%
Net expenses(d)	0.07	%(e)	0.01	%(e)	0.09	%(e)	0.06	%(e)	0.99	%(e)	1.30%
Net investment income (loss)(d)	0.02%		0.02%		0.02%		0.03%		0.82%		3.67%

Supplemental Data:
Net assets, end of period (000’s)	$234,969		$181,314		$172,220		$228,295		$275,018		$251,771

(a)    Per share net investment income (loss) has been calculated using the average daily shares method.

(b)    Amount is less than $0.005.

(c)    Not annualized for periods less than one year.

(d)    Annualized for periods less than one year.

(e)    The expense ratio for the period reflects the reduction of certain expenses to maintain a certain minimum net yield.

See accompanying notes to the financial statements.

Notes to Financial Statements

282 :: Notes to Financial Statements :: June 30, 2012 (unaudited)

1. Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the portfolios of the Trust included in this report (collectively, the “ProFunds VP” and individually, a “ProFund VP”). The ProFunds VP, excluding ProFund VP Money Market, are referred to as the “non-money market ProFunds VP.” Each non-money market ProFund VP, other than ProFund VP Large-Cap Value, ProFund VP Large-Cap Growth, ProFund VP Mid-Cap Value, ProFund VP Mid-Cap Growth, ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP Europe 30, ProFund VP Consumer Services, ProFund VP Industrials, ProFund VP Real Estate and ProFund VP Utilities, is classified as non-diversified under the 1940 Act. Each ProFund VP has one class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds’ VP maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFunds VP record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Repurchase Agreements

A ProFund VP will enter into repurchase agreements only with financial institutions that meet the credit quality standards and monitoring policies established by ProFund Advisors LLC (the “Advisor”). Repurchase agreements are subject to the seller’s agreement to repurchase securities purchased by a ProFund VP at a mutually agreed-upon future price and date, normally one day or a few days later. The repurchase price is greater than the price paid by the ProFund VP, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

In addition, the value of the collateral underlying the repurchase agreement is monitored to ensure that the collateral is at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within the Trust and Access One Trust invest in repurchase agreements jointly, therefore, each ProFund VP holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund VP. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund VP will seek to liquidate such collateral, which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement.

The investments of each of the ProFunds VP in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant.

At June 30, 2012, the ProFunds VP had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts in the table below represent the principal amount, cost and value for each respective repurchase agreement.

Fund Name	Deutsche Bank Securities, Inc., 0.09%, dated 6/29/12, due 7/2/12(1)	HSBC Securities (USA), Inc., 0.10%, dated 6/29/12, due 7/2/12(2)	Merrill Lynch, Pierce, Fenner & Smith Inc., 0.09%, dated 6/29/12, due 7/2/12(3)	UBS Securities, LLC, 0.09%, dated 6/29/12, due 7/2/12(4)	UMB Bank NA, 0.09%, dated 6/20/12, due 7/2/12(5)
ProFund VP Bull	$3,869,000	$10,252,000	$12,930,000	$41,000	$53,000
ProFund VP Mid-Cap	1,182,000	1,174,000	1,182,000	1,182,000	1,182,000
ProFund VP Small-Cap	382,000	1,014,000	1,279,000	3,000	11,000
ProFund VP Dow 30	731,000	727,000	731,000	731,000	731,000
ProFund VP NASDAQ-100	3,932,000	10,417,000	13,138,000	42,000	55,000
ProFund VP Large-Cap Value	8,000	21,000	27,000	—	2,000
ProFund VP Mid-Cap Growth	9,000	24,000	31,000	—	2,000

June 30, 2012 (unaudited) :: Notes to Financial Statements :: 283

Fund Name	Deutsche Bank Securities, Inc., 0.09%, dated 6/29/12, due 7/2/12(1)	HSBC Securities (USA), Inc., 0.10%, dated 6/29/12, due 7/2/12(2)	Merrill Lynch, Pierce, Fenner & Smith Inc., 0.09%, dated 6/29/12, due 7/2/12(3)	UBS Securities, LLC, 0.09%, dated 6/29/12, due 7/2/12(4)	UMB Bank NA, 0.09%, dated 6/20/12, due 7/2/12(5)
ProFund VP Small-Cap Growth	$9,000	$24,000	$30,000	$—	$1,000
ProFund VP Europe 30	12,000	34,000	43,000	—	2,000
ProFund VP International	773,000	763,000	773,000	773,000	773,000
ProFund VP Emerging Markets	499,000	493,000	499,000	499,000	499,000
ProFund VP Japan	987,000	985,000	987,000	987,000	987,000
ProFund VP UltraBull	1,059,000	2,809,000	3,542,000	10,000	19,000
ProFund VP UltraMid-Cap	823,000	2,182,000	2,753,000	7,000	16,000
ProFund VP UltraSmall-Cap	1,221,000	3,237,000	4,082,000	12,000	20,000
ProFund VP UltraNASDAQ-100	1,715,000	4,543,000	5,731,000	17,000	30,000
ProFund VP Bear	4,672,000	4,669,000	4,672,000	4,672,000	4,672,000
ProFund VP Short Mid-Cap	324,000	321,000	324,000	324,000	324,000
ProFund VP Short Small-Cap	1,098,000	1,097,000	1,098,000	1,098,000	1,098,000
ProFund VP Short Dow 30	17,000	12,000	17,000	17,000	17,000
ProFund VP Short NASDAQ-100	1,218,000	1,214,000	1,218,000	1,218,000	1,218,000
ProFund VP Short International	470,000	463,000	470,000	470,000	470,000
ProFund VP Short Emerging Markets	525,000	520,000	525,000	525,000	525,000
ProFund VP UltraShort Dow 30	60,000	54,000	60,000	60,000	60,000
ProFund VP UltraShort NASDAQ-100	260,000	257,000	260,000	260,000	260,000
ProFund VP Banks	—	—	—	—	2,000
ProFund VP Biotechnology	4,000	11,000	14,000	—	2,000
ProFund VP Consumer Goods	12,000	34,000	43,000	—	2,000
ProFund VP Consumer Services	12,000	32,000	41,000	—	2,000
ProFund VP Financials	8,000	23,000	30,000	—	2,000
ProFund VP Health Care	7,000	19,000	24,000	—	2,000
ProFund VP Industrials	15,000	42,000	53,000	—	2,000
ProFund VP Internet	8,000	21,000	27,000	—	1,000
ProFund VP Oil & Gas	17,000	45,000	57,000	—	2,000
ProFund VP Pharmaceuticals	1,000	4,000	6,000	—	2,000
ProFund VP Precious Metals	15,409,000	15,405,000	15,409,000	15,409,000	15,409,000
ProFund VP Real Estate	—	2,000	2,000	—	2,000
ProFund VP Technology	19,000	52,000	66,000	—	3,000
ProFund VP Telecommunications	15,000	40,000	50,000	—	2,000
ProFund VP Utilities	13,000	36,000	46,000	—	2,000
ProFund VP U.S. Government Plus	11,107,000	11,107,000	11,107,000	11,107,000	11,107,000
ProFund VP Rising Rates Opportunity	4,226,000	4,222,000	4,226,000	4,226,000	4,226,000
ProFund VP Falling U.S. Dollar	214,000	211,000	214,000	214,000	214,000
ProFund VP Money Market	45,321,000	45,319,000	45,321,000	45,321,000	45,321,000

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at June 30, 2012 as follows:

(1)	Federal National Mortgage Association, 0.75% to 5.25%, due 8/1/12 to 12/18/13, which had an aggregate value of $256,707,228.
(2)

Federal Farm Credit Bank, 1.125%, due 2/27/14, Federal Home Loan Bank, 0.23% to 0.40%, due 5/21/13 to 5/22/14, Federal Home Loan Mortgage Corp., 0.65%, due 3/12/15, Federal National Mortgage Association, 4.375%, due 3/15/13, which had an aggregate value of $511,858,547.

(3)	U.S. Treasury Notes, 0.875% to 2.625%, due 6/30/14 to 2/28/17, which had an aggregate value of $618,675,888.
(4)	Federal National Mortgage Association, 5.25%, due 8/1/12, which had an aggregate value of $103,601,875.
(5)

Federal Farm Credit Bank, 0.92% to 4.50%, due 10/17/12 to 11/26/13, Federal Home Loan Bank, 1.50%, due 1/16/13, Federal Home Loan Mortgage Corp., 5.125%, due 7/15/12, Federal National Mortgage Association, 0.80%, due 11/18/13, U.S. Treasury Notes, 0.88%, due 2/28/17, which had an aggregate value of $105,655,271.

Depositary Receipts

Certain ProFunds VP may invest in American Depositary Receipts (“ADRs”), New York Shares (“NYSs”) and Global Depositary Receipts (“GDRs”). For many foreign securities, U.S. Dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter (“OTC”), are issued by domestic banks. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. NYSs are foreign stocks denominated in U.S. dollars and trade on American exchanges without being converted to ADRs. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world.

Real Estate Investment Trusts

Certain non-money market ProFunds VP may invest in real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

When-Issued Securities

Each ProFund VP may purchase securities on a when-issued or delayed-delivery basis (i.e., delivery and payment can take place between a month and 120 days after the date of the transaction).

284 :: Notes to Financial Statements :: June 30, 2012 (unaudited)

These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund VP makes the commitment to purchase securities on a when-issued basis, the ProFund VP will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund VP’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian or designate collateral for such when-issued securities on the ProFund VP’s records.

Derivative Instruments

In seeking to achieve each ProFund VP’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, options, forward currency contracts and swap agreements, that a ProFund VP should hold to approximate the performance, inverse performance, or multiple thereof, as applicable, of its benchmark. All derivative instruments held during the period ended June 30, 2012, gained exposure or inverse exposure to each ProFund VP’s benchmark (e.g., index, etc.) to meet its investment objective. Each non-money market ProFund VP, other than the Classic ProFunds VP, the Sector ProFunds VP and the ProFund VP Falling U.S. Dollar, does not seek to achieve its investment objective over a period of time greater than a single day.

All open derivative positions at period end are reflected on each respective ProFund VP’s Schedule of Portfolio Investments. The volume associated with derivative positions varies on a daily basis as each ProFund VP transacts derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount (contract value for forward currency contracts), in comparison to net assets consistent with each ProFund VP’s investment objective.

Certain ProFunds VP utilized a varying level of derivative instruments in conjunction with investment securities to meet their investment objective during the period ended June 30, 2012. With the exception of the ProFunds VP listed below, the notional amount of open derivative positions relative to each ProFund VP’s net assets at period end is generally representative of the notional amount of open positions to net assets throughout the reporting period. The volume associated with derivative positions in the ProFund VP Small-Cap, ProFund VP UltraBull, ProFund VP UltraMid-Cap, ProFund VP UltraSmall-Cap, ProFund VP Banks, ProFund VP Biotechnology, ProFund VP Pharmaceuticals, ProFund VP Semiconductor, ProFund VP Technology and ProFund VP Telecommunications was 76%, 167%, 148%, 177%, 12%, 11%, 13%, 13%, 5% and 17%, respectively, based on average monthly notional amounts in comparison to net assets during the period ended June 30, 2012.

The following is a description of the derivative instruments utilized by the ProFunds VP, including the primary underlying risk exposures related to each instrument type.

Futures Contracts and Related Options

Each non-money market ProFund VP may purchase or sell futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A physical-settlement futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) a specified asset on the expiration date of the contract. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each ProFund VP generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions. The extent of a ProFund VP’s loss from an unhedged short position in a futures contract is potentially unlimited.

When a ProFund VP purchases a put or call option on a futures contract, the ProFund VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund VP the underlying futures contract for a specified price upon exercise at any time during the option period.

Whether a ProFund VP realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of the ProFund VP’s loss from an unhedged short position in futures contracts or from writing options on futures contracts is potentially unlimited. The ProFunds VP may engage in related closing transactions with respect to options on futures contracts. Each ProFund VP will engage in transactions in futures contracts and related options that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the Commodity Futures Trading Commission (“CFTC”).

The CFTC has eliminated limitations on futures trading by certain regulated entities, including registered investment companies, and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the investment advisor to the company claims an exclusion from regulation as a commodity pool operator. In connection with its management of the Trust, the Advisor has claimed such an exclusion from registration as a commodity pool operator and trading adviser under the Commodity Exchange Act, as amended (the “CEA”). Therefore, as of the date of this report, neither the Trust nor the Advisor is subject to the registration and regulatory requirements of the CEA. On February 9, 2012, the CFTC adopted amendments to its rules that, once effective, may affect the ability of the ProFunds VP to continue to claim this exclusion. If a ProFund VP were no longer able to claim the exclusion, the Advisor

June 30, 2012 (unaudited) :: Notes to Financial Statements :: 285 would be required to register as a commodity pool operator, and certain ProFunds VP and the Advisor would be subject to regulation under the CEA. This recent rulemaking by the CFTC may affect the ability of the ProFunds VP to use futures contracts. As of the date of this report, the potential impact of the new CFTC rules on the ProFunds VP is uncertain.

Upon entering into a futures contract, each ProFund VP will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount (this amount is subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund VP upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a ProFund VP may elect to close its position by taking an opposite position, which will operate to terminate the ProFund VP’s existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying securities, and the possibility of an illiquid market for a futures contract. Although each ProFund VP intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund VP to substantial losses. If trading is not possible, or if a ProFund VP determines not to close a futures position in anticipation of adverse price movements, the ProFund VP will be required to make daily cash payments of variation margin. The risk that the ProFund VP will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market.

Forward Currency Contracts

The ProFund VP Falling U.S. Dollar may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

It is possible, under certain circumstances, that this ProFund VP may have to limit its currency transactions to qualify as a “regulated investment company” under the Internal Revenue Code. The ProFund VP Falling U.S. Dollar does not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the ProFund VP Falling U.S. Dollar may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating them to buy, on the same maturity date, the same amount of the currency. If this ProFund VP engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the ProFund VP Falling U.S. Dollar engages in offsetting transactions it will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date the ProFund VP Falling U.S. Dollar enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the ProFund VP will realize a gain to the extent that the price of ProFund VP currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the ProFund VP will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

These transactions also involve the risk that the ProFund VP Falling U.S. Dollar may lose its margin deposits or collateral and may be unable to realize the positive value, if any, of its position if a bank or broker with whom this ProFund VP has an open forward position, defaults or becomes bankrupt.

Swap Agreements

Each non-money market ProFund VP may enter into swap agreements for the purposes of attempting to gain exposure to an underlying asset without actually purchasing such asset, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular pre-determined investment or instrument. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities. Most swap agreements entered into by a ProFund VP calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund VP’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).

A ProFund VP’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the ProFund VP) and any accrued but unpaid net amounts owed to a

286 :: Notes to Financial Statements :: June 30, 2012 (unaudited)

swap counterparty will be covered by segregating or earmarking cash determined to be liquid. A ProFund VP will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a ProFund VP will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the ProFund VP’s rights as a creditor.

The counterparty to any swap agreement will typically be a major global financial institution. On a long swap, the counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., securities comprising the relevant benchmark), plus the dividends or interest that would have been received on those assets. The ProFund VP will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets. Therefore, the return to the ProFund VP on any swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the ProFund VP on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities.

Swap agreements typically are settled on a net basis, which means that the payment streams are netted out, with the ProFund VP receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund VP is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund VP’s risk of loss consists of the net amount of payments that such ProFund VP is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund VP’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be earmarked or segregated by a ProFund VP’s custodian.

The swaps market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the OTC market. The Advisor, under the supervision of the Trust’s Board of Trustees, is responsible for determining and monitoring the liquidity of the ProFunds’ VP transactions in swap agreements. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

The swap market is a relatively new market and is largely unregulated. Most swap agreements are currently exempt from most provisions of the CEA and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC. It is possible that developments in the swap markets, including potential government regulation could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. On February 9, 2012, the CFTC adopted amendments to its rules that, once effective, may require the Advisor to register as a “commodity pool operator,” and certain Funds and the Advisor would be subject to regulation under the CEA. This recent rulemaking by the CFTC may affect the ability of Funds to use swaps. As of the date of this report, the potential impact of the new CFTC rules on the Funds is uncertain.

Summary of Derivative Instruments

Fair Values of Derivative Instruments on the ProFund VP’s Statement of Assets and Liabilities as of June 30, 2012:

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Gain on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Loss on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
Equity Risk Exposure:
ProFund VP Bull	$283,963	$415,291	$—	$—	$—	$—
ProFund VP Mid-Cap	35,838	152,119	—	—	—	—
ProFund VP Small-Cap	34,781	56,830	—	—	—	—
ProFund VP Dow 30	—	73,510	—	—	—	—
ProFund VP NASDAQ-100	203,085	412,814	—	—	—	—
ProFund VP International	—	148,158	—	—	—	—
ProFund VP Emerging Markets	—	94,172	—	—	—	—
ProFund VP Japan	504,713	—	—	—	—	—
ProFund VP UltraBull	90,728	460,154	—	—	—	—
ProFund VP UltraMid-Cap	36,419	628,578	—	—	—	—
ProFund VP UltraSmall-Cap	109,944	647,997	—	—	—	—
ProFund VP UltraNASDAQ-100	114,678	729,431	—	—	—	—
ProFund VP Bear	—	—	—	138,972	451,549	—
ProFund VP Short Mid-Cap	—	—	—	6,225	42,772	—
ProFund VP Short Small-Cap	—	—	—	37,887	132,162	—
ProFund VP Short Dow 30	—	—	—	—	1,551	—

June 30, 2012 (unaudited) :: Notes to Financial Statements :: 287

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Gain on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Loss on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
ProFund VP Short NASDAQ-100	$—	$—	$—	$24,433	$87,600	$—
ProFund VP Short International	—	—	—	—	89,833	—
ProFund VP Short Emerging Markets	—	—	—	—	99,186	—
ProFund VP UltraShort Dow 30	—	—	—	—	11,589	—
ProFund VP UltraShort NASDAQ-100	—	—	—	6,484	49,446	—
ProFund VP Precious Metals	—	207,023	—	—	—	—
Foreign Exchange Rate Risk Exposure:
ProFund VP Falling U.S. Dollar	1,894	—	10,531	—	—	1,756
Interest Rate Risk Exposure:
ProFund VP U.S. Government Plus	—	35,756	—	—	17,556	—
ProFund VP Rising Rates Opportunity	—	—	—	—	84,975	—

The following ProFunds VP held Equity Risk Exposure as an Unrealized Gain on Swap Agreements with a value of $0 as of June 30, 2012: ProFund VP Banks, ProFund VP Biotechnology, ProFund VP Oil & Gas, ProFund VP Pharmaceuticals, ProFund VP Semiconductor, ProFund VP Technology and ProFund VP Telecommunications.

*            Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of In  vestments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The Effect of Derivative Instruments on the ProFund VP’s Statement of Operations for the period ended June 30, 2012:

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/Depreciation on Investments
Equity Risk Exposure:
ProFund VP Bull	$596,450	$2,231,956	$—	$1,002,480
ProFund VP Mid-Cap	198,344	435,610	—	257,111
ProFund VP Small-Cap	98,521	25,191	—	169,508
ProFund VP Dow 30	(4,498)	(322,023)	—	77,928
ProFund VP NASDAQ-100	50,611	3,322,426	—	805,517
ProFund VP Europe 30	154,198	—	—	(23,886)
ProFund VP International	—	(46,970)	—	132,216
ProFund VP Emerging Markets	—	(257,034)	—	100,572
ProFund VP Japan	(588,508)	—	—	696,825
ProFund VP UltraBull	343,921	2,429,510	—	518,998
ProFund VP UltraMid-Cap	59,171	745,272	—	875,182
ProFund VP UltraSmall-Cap	52,217	258,755	—	1,276,995
ProFund VP UltraNASDAQ-100	747,833	4,611,533	—	1,201,425
ProFund VP Bear	(316,894)	(1,779,898)	—	(705,500)
ProFund VP Short Mid-Cap	(64,863)	(424,531)	—	(145,912)
ProFund VP Short Small-Cap	(240)	(497,706)	—	(320,686)
ProFund VP Short Dow 30	—	(21,213)	—	(4,703)
ProFund VP Short NASDAQ-100	(159,353)	(942,633)	—	(192,468)
ProFund VP Short International	—	(145,738)	—	(78,990)
ProFund VP Short Emerging Markets	—	30,780	—	(105,084)
ProFund VP UltraShort Dow 30	(10,315)	(131,966)	—	(12,291)
ProFund VP UltraShort NASDAQ-100	(32,626)	(456,226)	—	(101,097)
ProFund VP Banks	—	69,616	—	126
ProFund VP Biotechnology	—	38,446	—	288
ProFund VP Oil & Gas	—	—	—	1,224
ProFund VP Pharmaceuticals	—	120,049	—	1,404
ProFund VP Precious Metals	—	(15,294,139)	—	2,692,744
ProFund VP Semiconductor	—	8,728	—	88
ProFund VP Technology	—	—	—	60
ProFund VP Telecommunications	—	45,604	—	528

288 :: Notes to Financial Statements :: June 30, 2012 (unaudited)

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/Depreciation on Investments
Foreign Exchange Rate Risk Exposure:
ProFund VP Falling U.S. Dollar	$(3,940)	$—	$(53,938)	$40,876
Interest Rate Risk Exposure:
ProFund VP U.S. Government Plus	(121,856)	2,274,813	—	(2,150,291)
ProFund VP Rising Rates Opportunity	(64,540)	(3,038,278)	—	1,330,791

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund VP are charged to that ProFund VP, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds VP (except ProFund VP Real Estate, ProFund VP U.S. Government Plus and ProFund VP Money Market) intends to declare and distribute net investment income at least annually, if any. ProFund VP Real Estate declares and pays dividends from net investment income quarterly, if any. ProFund VP U.S. Government Plus and ProFund VP Money Market declare dividends from net investment income daily and pay dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds VP may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

Federal Income Taxes

Each of the ProFunds VP intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. The ProFunds VP have a tax year end of December 31st.

Management of the ProFunds VP has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as “Fees paid indirectly.”

New Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity’s financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Adoption of ASU 2011-11 will have no effect on the ProFunds’ VP net assets. At this time, management is evaluating any impact ASU 2011-11 may have on the ProFunds’ VP financial statements disclosures.

3. Investment Valuation Summary

The valuation techniques employed by the ProFunds VP, described below, maximize the use of observable inputs and minimize the

June 30, 2012 (unaudited) :: Notes to Financial Statements :: 289 use of unobservable inputs in determining fair value. The inputs used for valuing the ProFunds’ VP investments are summarized in the three broad levels listed below:

•                  Level 1—quoted prices in active markets for identical assets

•                  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the ProFunds’ VP own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level with the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Security prices are generally provided by an independent pricing service. The securities in the portfolio of a non-money market ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described below.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Fixed-income securities maturing within a relatively short time frame may be valued at amortized cost, which approximates value. For the ProFund VP Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Exchange traded derivatives (e.g., futures contracts and options on securities, indices and futures contracts) are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined and are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied. Non-exchange traded derivatives (e.g., swap agreements and forward currency contracts) are valued based on procedures approved by the Trust’s Board of Trustees and are typically categorized as Level 2 in the fair value hierarchy.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. While the Trust’s policy is intended to result in a calculation of a ProFund VP’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund VP could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund VP may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

For the period ended June 30, 2012, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of June 30, 2012, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each Profund VP:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Bull
Common Stocks	$42,066,206	$—	$—	$—	$42,066,206	$—
Repurchase Agreements	—	—	27,145,000	—	27,145,000	—
Futures Contracts	—	283,963	—	—	—	283,963
Swap Agreements	—	—	—	415,291	—	415,291
Total	$42,066,206	$283,963	$27,145,000	$415,291	$69,211,206	$699,254

290 :: Notes to Financial Statements :: June 30, 2012 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Mid-Cap
Repurchase Agreements	$—	$—	$5,902,000	$—	$5,902,000	$—
Futures Contracts	—	35,838	—	—	—	35,838
Swap Agreements	—	—	—	152,119	—	152,119
Total	$—	$35,838	$5,902,000	$152,119	$5,902,000	$187,957
ProFund VP Small-Cap
Common Stocks	$2,613,801	$—	$—	$—	$2,613,801	$—
Repurchase Agreements	—	—	2,689,000	—	2,689,000	—
Futures Contracts	—	34,781	—	—	—	34,781
Swap Agreements	—	—	—	56,830	—	56,830
Total	$2,613,801	$34,781	$2,689,000	$56,830	$5,302,801	$91,611
ProFund VP Dow 30
Repurchase Agreements	$—	$—	$3,651,000	$—	$3,651,000	$—
Swap Agreements	—	—	—	73,510	—	73,510
Total	$—	$—	$3,651,000	$73,510	$3,651,000	$73,510
ProFund VP NASDAQ-100
Common Stocks	$24,397,171	$—	$—	$—	$24,397,171	$—
Repurchase Agreements	—	—	27,584,000	—	27,584,000	—
Futures Contracts	—	203,085	—	—	—	203,085
Swap Agreements	—	—	—	412,814	—	412,814
Total	$24,397,171	$203,085	$27,584,000	$412,814	$51,981,171	$615,899
ProFund VP Large-Cap Value
Common Stocks	$20,608,163	$—	$—	$—	$20,608,163	$—
Repurchase Agreements	—	—	58,000	—	58,000	—
Total	$20,608,163	$—	$58,000	$—	$20,666,163	$—
ProFund VP Large-Cap Growth
Common Stocks	$26,676,811	$—	$—	$—	$26,676,811	$—
Total	$26,676,811	$—	$—	$—	$26,676,811	$—
ProFund VP Mid-Cap Value
Common Stocks	$17,386,554	$—	$—	$—	$17,386,554	$—
Total	$17,386,554	$—	$—	$—	$17,386,554	$—
ProFund VP Mid-Cap Growth
Common Stocks	$24,492,239	$—	$—	$—	$24,492,239	$—
Repurchase Agreements	—	—	66,000	—	66,000	—
Total	$24,492,239	$—	$66,000	$—	$24,558,239	$—
ProFund VP Small-Cap Value
Common Stocks	$19,084,192	$—	$—	$—	$19,084,192	$—
Total	$19,084,192	$—	$—	$—	$19,084,192	$—
ProFund VP Small-Cap Growth
Common Stocks	$23,762,966	$—	$—	$—	$23,762,966	$—
Repurchase Agreements	—	—	64,000	—	64,000	—
Total	$23,762,966	$—	$64,000	$—	$23,826,966	$—
ProFund VP Asia 30
Common Stocks	$35,087,772	$—	$—	$—	$35,087,772	$—
Total	$35,087,772	$—	$—	$—	$35,087,772	$—
ProFund VP Europe 30
Common Stocks	$20,993,948	$—	$—	$—	$20,993,948	$—
Repurchase Agreements	—	—	91,000	—	91,000	—
Total	$20,993,948	$—	$91,000	$—	$21,084,948	$—

June 30, 2012 (unaudited) :: Notes to Financial Statements :: 291

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP International
Repurchase Agreements	$—	$—	$3,855,000	$—	$3,855,000	$—
Swap Agreements	—	—	—	148,158	—	148,158
Total	$—	$—	$3,855,000	$148,158	$3,855,000	$148,158
ProFund VP Emerging Markets
Common Stocks	$10,173,897	$—	$—	$—	$10,173,897	$—
Preferred Stocks	3,139,395	—	—	—	3,139,395	—
Repurchase Agreements	—	—	2,489,000	—	2,489,000	—
Swap Agreements	—	—	—	94,172	—	94,172
Total	$13,313,292	$—	$2,489,000	$94,172	$15,802,292	$94,172
ProFund VP Japan
Repurchase Agreements	$—	$—	$4,933,000	$—	$4,933,000	$—
Futures Contracts	—	504,713	—	—	—	504,713
Total	$—	$504,713	$4,933,000	$—	$4,933,000	$504,713
ProFund VP UltraBull
Common Stocks	$7,826,276	$—	$—	$—	$7,826,276	$—
Repurchase Agreements	—	—	7,439,000	—	7,439,000	—
Futures Contracts	—	90,728	—	—	—	90,728
Swap Agreements	—	—	—	460,154	—	460,154
Total	$7,826,276	$90,728	$7,439,000	$460,154	$15,265,276	$550,882
ProFund VP UltraMid-Cap
Common Stocks	$10,250,285	$—	$—	$—	$10,250,285	$—
Repurchase Agreements	—	—	5,781,000	—	5,781,000	—
Futures Contracts	—	36,419	—	—	—	36,419
Swap Agreements	—	—	—	628,578	—	628,578
Total	$10,250,285	$36,419	$5,781,000	$628,578	$16,031,285	$664,997
ProFund VP UltraSmall-Cap
Common Stocks	$7,678,034	$—	$—	$—	$7,678,034	$—
Repurchase Agreements	—	—	8,572,000	—	8,572,000	—
Futures Contracts	—	109,944	—	—	—	109,944
Swap Agreements	—	—	—	647,997	—	647,997
Total	$7,678,034	$109,944	$8,572,000	$647,997	$16,250,034	$757,941
ProFund VP UltraNASDAQ-100
Common Stocks	$18,446,642	$—	$—	$—	$18,446,642	$—
Repurchase Agreements	—	—	12,036,000	—	12,036,000	—
Futures Contracts	—	114,678	—	—	—	114,678
Swap Agreements	—	—	—	729,431	—	729,431
Total	$18,446,642	$114,678	$12,036,000	$729,431	$30,482,642	$844,109
ProFund VP Bear
Repurchase Agreements	$—	$—	$23,357,000	$—	$23,357,000	$—
Futures Contracts	—	(138,972)	—	—	—	(138,972)
Swap Agreements	—	—	—	(451,549)	—	(451,549)
Total	$—	$(138,972)	$23,357,000	$(451,549)	$23,357,000	$(590,521)
ProFund VP Short Mid-Cap
Repurchase Agreements	$—	$—	$1,617,000	$—	$1,617,000	$—
Futures Contracts	—	(6,225)	—	—	—	(6,225)
Swap Agreements	—	—	—	(42,772)	—	(42,772)
Total	$—	$(6,225)	$1,617,000	$(42,772)	$1,617,000	$(48,997)
ProFund VP Short Small-Cap
Repurchase Agreements	$—	$—	$5,489,000	$—	$5,489,000	$—
Futures Contracts	—	(37,887)	—	—	—	(37,887)
Swap Agreements	—	—	—	(132,162)	—	(132,162)
Total	$—	$(37,887)	$5,489,000	$(132,162)	$5,489,000	$(170,049)

292 :: Notes to Financial Statements :: June 30, 2012 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Short Dow 30
Repurchase Agreements	$—	$—	$80,000	$—	$80,000	$—
Swap Agreements	—	—	—	(1,551)	—	(1,551)
Total	$—	$—	$80,000	$(1,551)	$80,000	$(1,551)
ProFund VP Short NASDAQ-100
Repurchase Agreements	$—	$—	$6,086,000	$—	$6,086,000	$—
Futures Contracts	—	(24,433)	—	—	—	(24,433)
Swap Agreements	—	—	—	(87,600)	—	(87,600)
Total	$—	$(24,433)	$6,086,000	$(87,600)	$6,086,000	$(112,033)
ProFund VP Short International
Repurchase Agreements	$—	$—	$2,343,000	$—	$2,343,000	$—
Swap Agreements	—	—	—	(89,833)	—	(89,833)
Total	$—	$—	$2,343,000	$(89,833)	$2,343,000	$(89,833)
ProFund VP Short Emerging Markets
Repurchase Agreements	$—	$—	$2,620,000	$—	$2,620,000	$—
Swap Agreements	—	—	—	(99,186)	—	(99,186)
Total	$—	$—	$2,620,000	$(99,186)	$2,620,000	$(99,186)
ProFund VP UltraShort Dow 30
Repurchase Agreements	$—	$—	$294,000	$—	$294,000	$—
Swap Agreements	—	—	—	(11,589)	—	(11,589)
Total	$—	$—	$294,000	$(11,589)	$294,000	$(11,589)
ProFund VP UltraShort NASDAQ-100
Repurchase Agreements	$—	$—	$1,297,000	$—	$1,297,000	$—
Futures Contracts	—	(6,484)	—	—	—	(6,484)
Swap Agreements	—	—	—	(49,446)	—	(49,446)
Total	$—	$(6,484)	$1,297,000	$(49,446)	$1,297,000	$(55,930)
ProFund VP Banks
Common Stocks	$2,454,525	$—	$—	$—	$2,454,525	$—
Repurchase Agreements	—	—	2,000	—	2,000	—
Swap Agreements	—	—	—	—	—	—
Total	$2,454,525	$—	$2,000	$—	$2,456,525	$—
ProFund VP Basic Materials
Common Stocks	$23,052,909	$—	$—	$—	$23,052,909	$—
Total	$23,052,909	$—	$—	$—	$23,052,909	$—
ProFund VP Biotechnology
Common Stocks	$10,937,430	$—	$—	$—	$10,937,430	$—
Repurchase Agreements	—	—	31,000	—	31,000	—
Swap Agreements	—	—	—	—	—	—
Total	$10,937,430	$—	$31,000	$—	$10,968,430	$—
ProFund VP Consumer Goods
Common Stocks	$17,405,159	$—	$—	$—	$17,405,159	$—
Repurchase Agreements	—	—	91,000	—	91,000	—
Total	$17,405,159	$—	$91,000	$—	$17,496,159	$—
ProFund VP Consumer Services
Common Stocks	$20,690,989	$—	$—	$—	$20,690,989	$—
Repurchase Agreements		—	87,000	—	87,000	—
Total	$20,690,989	$—	$87,000	$—	$20,777,989	$—

June 30, 2012 (unaudited) :: Notes to Financial Statements :: 293

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Financials
Common Stocks	$20,723,539	$—	$—	$—	$20,723,539	$—
Repurchase Agreements	—	—	63,000	—	63,000	—
Total	$20,723,539	$—	$63,000	$—	$20,786,539	$—
ProFund VP Health Care
Common Stocks	$30,912,050	$—	$—	$—	$30,912,050	$—
Repurchase Agreements	—	—	52,000	—	52,000	—
Total	$30,912,050	$—	$52,000	$—	$30,964,050	$—
ProFund VP Industrials
Common Stocks	$10,627,078	$—	$—	$—	$10,627,078	$—
Repurchase Agreements	—	—	112,000	—	112,000	—
Total	$10,627,078	$—	$112,000	$—	$10,739,078	$—
ProFund VP Internet
Common Stocks	$4,613,755	$—	$—	$—	$4,613,755	$—
Repurchase Agreements	—	—	57,000	—	57,000	—
Total	$4,613,755	$—	$57,000	$—	$4,670,755	$—
ProFund VP Oil & Gas
Common Stocks	$50,867,156	$—	$—	$—	$50,867,156	$—
Repurchase Agreements	—	—	121,000	—	121,000	—
Swap Agreements	—	—	—	—	—	—
Total	$50,867,156	$—	$121,000	$—	$50,988,156	$—
ProFund VP Pharmaceuticals
Common Stocks	$10,392,335	$—	$—	$—	$10,392,335	$—
Repurchase Agreements	—	—	13,000	—	13,000	—
Swap Agreements	—	—	—	—	—	—
Total	$10,392,335	$—	$13,000	$—	$10,405,335	$—
ProFund VP Precious Metals
Repurchase Agreements	$—	$—	$77,041,000	$—	$77,041,000	$—
Swap Agreements	—	—	—	207,023	—	207,023
Total	$—	$—	$77,041,000	$207,023	$77,041,000	$207,023
ProFund VP Real Estate
Common Stocks	$24,027,746	$—	$—	$—	$24,027,746	$—
Repurchase Agreements	—	—	6,000	—	6,000	—
Total	$24,027,746	$—	$6,000	$—	$24,033,746	$—
ProFund VP Semiconductor
Common Stocks	$2,407,979	$—	$—	$—	$2,407,979	$—
Swap Agreements	—	—	—	—	—	—
Total	$2,407,979	$—	$—	$—	$2,407,979	$—
ProFund VP Technology
Common Stocks	$12,134,913	$—	$—	$—	$12,134,913	$—
Repurchase Agreements	—	—	140,000	—	140,000	—
Swap Agreements	—	—	—	—	—	—
Total	$12,134,913	$—	$140,000	$—	$12,274,913	$—
ProFund VP Telecommunications
Common Stocks	$13,210,532	$—	$—	$—	$13,210,532	$—
Repurchase Agreements	—	—	107,000	—	107,000	—
Swap Agreements	—	—	—	—	—	—
Total	$13,210,532	$—	$107,000	$—	$13,317,532	$—
ProFund VP Utilities
Common Stocks	$45,935,267	$—	$—	$—	$45,935,267	$—
Repurchase Agreements	—	—	97,000	—	97,000	—
Total	$45,935,267	$—	$97,000	$—	$46,032,267	$—

294 :: Notes to Financial Statements :: June 30, 2012 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP U.S. Government Plus
U.S. Treasury Obligations	$—	$—	$38,991,197	$—	$38,991,197	$—
Repurchase Agreements	—	—	55,535,000	—	55,535,000	—
Swap Agreements	—	—	—	18,200	—	18,200
Total	$—	$—	$94,526,197	$18,200	$94,526,197	$18,200
ProFund VP Rising Rates Opportunity
Repurchase Agreements	$—	$—	$21,126,000	$—	$21,126,000	$—
Swap Agreements	—	—	—	(84,975)	—	(84,975)
Total	$—	$—	$21,126,000	$(84,975)	$21,126,000	$(84,975)
ProFund VP Falling U.S. Dollar
Repurchase Agreements	$—	$—	$1,067,000	$—	$1,067,000	$—
Futures Contracts	—	1,894	—	—	—	1,894
Forward Currency Contracts	—	—	—	8,775	—	8,775
Total	$—	$1,894	$1,067,000	$8,775	$1,067,000	$10,669
ProFund VP Money Market
Repurchase Agreements	$—	$—	$226,603,000	$—	$226,603,000	$—
Total	$—	$—	$226,603,000	$—	$226,603,000	$—

^                  Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

4. Fees and Transactions with Affiliates

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP (excluding ProFund VP U.S. Government Plus) each pay the Advisor a fee at an annualized rate of 0.75%, of the average daily net assets of each respective ProFund VP. The ProFund VP U.S. Government Plus pays the Advisor a fee at an annualized rate of 0.50% of its average daily net assets.

In addition, subject to the condition that the aggregate daily net assets of the Trust and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual ProFund VP: 0.025% of the ProFund VP’s daily net asset value from $500 million to $1 billion, 0.05% of the ProFund VP’s daily net asset value from $1 billion to $2 billion, and 0.075% of such assets in excess of $2 billion.

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for certain filings. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program. Citi also acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, Citi receives a base fee, service charges, fees based on the number of VP funds, and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, Citi receives an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor.

Under a Distribution and Shareholder Services Plan (the “Plan”), adopted by the Trust’s Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers, insurance companies and the Distributor up to 0.25%, on an annualized basis, of its average daily net assets as compensation for distribution-related activities and/or shareholder services.

During the period ended June 30, 2012, ProFund VP Money Market paid an amount less than 0.25% on an annualized basis of its average daily net assets to maintain a more competitive yield. Had ProFund VP Money Market paid an amount equal to 0.25% of its average daily net assets, the Distribution and Service Fees would have been $224,911 for the period ended June 30, 2012.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.10% of its average daily net assets.

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with certain insurance companies, pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the ProFunds VP may pay the insurance companies administrative services fees at an annual rate of up to 0.35% of their average daily net assets as reflected on the Statement of Operations as “Administrative services fees.”

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee

June 30, 2012 (unaudited) :: Notes to Financial Statements :: 295 receive no compensation from the ProFunds VP for serving in their respective roles. The Trust, together with affiliated Trusts, pay each Independent Trustee compensation for his services as Trustee at the annual rate of $155,000. Independent Trustees also receive $7,500 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. During the period ended June 30, 2012, actual Trustee compensation was $295,500 in aggregate from the Trust and affiliated Trusts. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP in order to limit the annual operating expenses to an annualized rate of 1.68% of the average daily net assets of each ProFund VP (except ProFund VP U.S. Government Plus and ProFund VP Money Market). ProFund VP U.S. Government Plus’ operating expenses are limited to an annualized rate of 1.38% of its average daily net assets. ProFund VP Money Market’s operating expenses are limited to an annualized rate of 1.35% of its average daily net assets. These expense limitations remain in effect until at least April 30, 2013.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed the expense limit for the applicable period. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of June 30, 2012, the recoupments that may potentially be made by the ProFunds VP are as follows:

	Expires 4/30/13	Expires 4/30/14	Expires 4/30/15	Expires 4/30/16	Total
ProFund VP Bull	$78,992	$46,771	$73,977	$21,659	$221,399
ProFund VP Mid-Cap	—	3,130	10,249	1,747	15,126
ProFund VP Small-Cap	26,469	22,818	24,095	4,467	77,849
ProFund VP Dow 30	—	2,856	—	349	3,205
ProFund VP NASDAQ-100	68,545	41,156	77,683	16,853	204,237
ProFund VP Large-Cap Value	57,440	63,523	50,206	11,065	182,234
ProFund VP Large-Cap Growth	54,019	47,564	58,684	9,508	169,775
ProFund VP Mid-Cap Value	47,637	57,467	46,197	11,500	162,801
ProFund VP Mid-Cap Growth	53,088	71,990	70,322	11,390	206,790
ProFund VP Small-Cap Value	67,168	83,928	64,895	19,028	235,019
ProFund VP Small-Cap Growth	71,321	64,330	79,567	12,077	227,295
ProFund VP Asia 30	51,307	4,087	111,556	12,475	179,425
ProFund VP Europe 30	55,765	7,099	55,294	5,237	123,395
ProFund VP International	—	—	17,956	965	18,921
ProFund VP Emerging Markets	—	—	37,052	3,327	40,379
ProFund VP Japan	11,280	13,349	30,979	2,490	58,098
ProFund VP UltraBull	10,853	11,281	8,444	1,698	32,276
ProFund VP UltraMid-Cap	24,846	33,924	39,959	5,200	103,929
ProFund VP UltraSmall-Cap	28,092	36,731	51,702	8,756	125,281
ProFund VP UltraNASDAQ-100	31,874	37,377	40,540	6,325	116,116
ProFund VP Bear	44,422	32,721	14,466	3,180	94,789
ProFund VP Short Mid-Cap	9,498	7,337	4,630	783	22,248
ProFund VP Short Small-Cap	30,693	12,739	9,637	1,898	54,967
ProFund VP Short Dow 30	1,429	3,687	7,575	—	12,691
ProFund VP Short NASDAQ-100	21,074	19,645	13,885	1,747	56,351
ProFund VP Short International	2,917	4,038	4,999	1,018	12,972
ProFund VP Short Emerging Markets	3,223	2,263	6,613	1,166	13,265
ProFund VP UltraShort Dow 30	—	4,142	7,366	290	11,798
ProFund VP UltraShort NASDAQ-100	—	7,988	7,363	1,030	16,381
ProFund VP Banks	19,337	15,627	12,633	3,348	50,945
ProFund VP Basic Materials	62,023	42,684	58,345	7,438	170,490
ProFund VP Biotechnology	11,892	8,847	10,047	2,787	33,573
ProFund VP Consumer Goods	22,796	23,594	31,288	6,237	83,915
ProFund VP Consumer Services	24,087	38,416	39,489	8,810	110,802
ProFund VP Financials	42,736	31,673	35,460	11,417	121,286
ProFund VP Health Care	18,123	14,848	36,242	7,119	76,332
ProFund VP Industrials	37,617	41,467	41,455	6,196	126,735
ProFund VP Internet	14,048	13,190	11,950	2,239	41,427
ProFund VP Oil & Gas	98,078	60,715	154,675	20,283	333,751
ProFund VP Pharmaceuticals	20,198	6,533	26,097	5,578	58,406
ProFund VP Precious Metals	146,390	110,676	177,054	19,212	453,332
ProFund VP Real Estate	22,705	33,855	20,107	6,243	82,910
ProFund VP Semiconductor	9,009	8,651	11,986	797	30,443
ProFund VP Technology	20,720	7,827	19,224	4,490	52,261

296 :: Notes to Financial Statements :: June 30, 2012 (unaudited)

	Expires 4/30/13	Expires 4/30/14	Expires 4/30/15	Expires 4/30/16	Total
ProFund VP Telecommunications	$11,430	$14,763	$21,693	$4,166	$52,052
ProFund VP Utilities	34,576	28,302	71,109	11,533	145,520
ProFund VP U.S. Government Plus	46,914	49,182	91,976	8,774	196,846
ProFund VP Rising Rates Opportunity	28,641	12,368	18,205	4,079	63,293
ProFund VP Falling U.S. Dollar	—	3,662	6,347	843	10,852
ProFund VP Money Market	249,555	177,987	296,335	15,482	739,359

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of ProFund VP Money Market through April 30, 2013 to the extent necessary to maintain a certain minimum net yield as determined by the Advisor.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the minimum yield limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause the ProFund VP Money Market’s net yield to fall below the highest previously determined minimum yield and such recoupment would not be subject to the contractual operating expense limit in effect at the time of such recoupment. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of June 30, 2012, the recoupments that may potentially be made by ProFund VP Money Market are as follows:

	Expires 04/30/13	Expires 04/30/14	Expires 04/30/15	Expires 04/30/16	Total
ProFund VP Money Market	$2,933,033	$2,713,585	$2,602,196	$444,969	$8,693,783

5. Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2012 were as follows:

	Purchases	Sales
ProFund VP Bull	$618,497	$1,427,045
ProFund VP Small-Cap	2,243,214	718,859
ProFund VP NASDAQ-100	884,395	498,216
ProFund VP Large-Cap Value	23,913,071	27,091,219
ProFund VP Large-Cap Growth	21,461,675	27,297,859
ProFund VP Mid-Cap Value	32,816,746	43,444,276
ProFund VP Mid-Cap Growth	33,264,724	43,547,954
ProFund VP Small-Cap Value	37,844,979	45,318,199
ProFund VP Small-Cap Growth	16,536,692	35,308,327
ProFund VP Asia 30	25,440,047	30,067,551
ProFund VP Europe 30	14,089,896	13,152,187
ProFund VP Emerging Markets	6,142,955	7,121,648
ProFund VP UltraBull	9,858,512	10,036,343
ProFund VP UltraMid-Cap	478,075	495,233
ProFund VP UltraSmall-Cap	6,687,187	2,108,655
ProFund VP UltraNASDAQ-100	668,689	376,706
ProFund VP Banks	25,474,400	24,335,373
ProFund VP Basic Materials	6,325,910	13,743,957
ProFund VP Biotechnology	22,357,739	18,347,195
ProFund VP Consumer Goods	9,049,901	10,328,733
ProFund VP Consumer Services	25,973,688	26,277,797
ProFund VP Financials	23,953,603	22,479,312
ProFund VP Health Care	14,822,073	11,034,980
ProFund VP Industrials	11,088,367	11,948,631
ProFund VP Internet	6,529,196	6,841,721
ProFund VP Oil & Gas	24,957,355	29,595,185
ProFund VP Pharmaceuticals	32,090,665	37,846,724
ProFund VP Real Estate	23,209,315	15,377,247
ProFund VP Semiconductor	6,676,084	5,250,485
ProFund VP Technology	14,905,353	20,218,120
ProFund VP Telecommunications	31,705,612	24,477,957
ProFund VP Utilities	10,816,532	25,182,301

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2012 were as follows:

	Purchases	Sales
ProFund VP U.S. Government Plus	$127,365,319	$112,151,766

June 30, 2012 (unaudited) :: Notes to Financial Statements :: 297

6. Investment Risks

Some risks apply to all ProFunds VP, while others are specific to the investment strategy of certain ProFunds VP. Each ProFund VP may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds VP.

Risks Associated with the Use of Derivatives

Certain ProFunds VP use investment techniques, such as investing in derivatives (including investing in futures contracts, options on futures contracts, securities and indexes, forward contracts, swap agreements and similar instruments), that may be considered aggressive. Because a ProFund VP’s investments in financial instruments may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. The use of derivatives may expose a ProFund VP to potentially dramatic changes (losses or gains) in the value of the instruments. The use of derivatives and aggressive investment techniques also exposes a ProFund VP to risks different from, or possibly greater than, the risks associated with investing directly in securities underlying its benchmark, including: 1) the risk that there may be imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; 2) the risk that an instrument is temporarily mispriced; 3) credit or counterparty risk on the amount each ProFund VP expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a ProFund VP will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a ProFund VP’s position in a particular instrument when desired.

Moreover, with respect to the use of swap agreements, if a benchmark has a dramatic intraday move that causes a material decline in a ProFund VP’s net assets, the terms of a swap agreement between the ProFund VP and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund VP. In that event, the ProFund VP may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund VP’s investment objective. This, in turn, may prevent the ProFund VP from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any financing, borrowing and other costs associated with using derivatives may also have the effect of lowering the ProFund VP’s return.

Leverage Risk

Certain ProFunds VP utilize leverage (i.e., obtain investment exposure in excess of assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than a similar fund that does not employ leverage.

Because the ProFunds VP that utilize leverage include either a -2x or 2x multiplier or a -1.25x or 1.25x multiplier, a single day adverse price movement of more than 50% or 80%, respectively, in a relevant benchmark, could result in the total loss of an investor’s investment.

Active Investor Risk

Each ProFund VP permits short-term trading of its securities. The Advisor expects a significant portion of assets invested in the ProFund VP to come from professional money managers and investors who use the ProFund VP as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the ProFund VP. In addition, large movements of assets into and out of the ProFund VP may have a negative impact on the ProFund VP’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund VP’s expense ratio may vary from current estimates or the historical ratio disclosed in the ProFund VP’s prospectus.

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of counterparties, issuers, industries, market sectors, countries or geographical regions. A ProFund VP that concentrates its investments will be more susceptible to risks associated with that concentration and will be more sensitive to adverse impact from credit risk relating to such counterparties or issuers than a ProFund VP that is more diversified. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual company that constitutes a significant portion of that ProFund VP’s benchmark. Such a ProFund VP will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the benchmark. Each ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark, up to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds VP that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedule of Portfolio Investments include information on each ProFund VP’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

A number of factors may affect a non-money market ProFund VP’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund VP will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective. A number of factors may adversely affect a ProFund VP’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund VP invests. A ProFund VP may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to such stocks or industries may be different from that of the benchmark. In addition, a ProFund VP may invest in securities or financial instruments not included in the benchmark. A ProFund VP may be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over- or

298 :: Notes to Financial Statements :: June 30, 2012 (unaudited)

under-exposed to its benchmark. Activities surrounding index reconstitutions and other rebalancing or reconstitution events may hinder a ProFund VP’s ability to meet its daily investment objective on that day. Each ProFund VP (other than the Classic ProFunds VP, the Sector ProFunds VP and ProFund VP Falling U.S. Dollar) seeks to rebalance its portfolio daily to keep its exposure to the benchmark consistent with its daily investment objective.

Counterparty Risk

The ProFunds VP will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount they expect to receive from counterparties to financial instruments or repurchase agreements entered into by the ProFunds VP. A ProFund VP may be negatively impacted if a counterparty becomes bankrupt or fails to perform its obligations under such an agreement. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

The ProFunds VP seek to mitigate risks by generally requiring that the counterparties for each ProFund VP agree to post collateral for the benefit of the ProFund VP, marked to market daily, in an amount approximately equal to what the counterparty owes the ProFund VP, subject to certain minimum thresholds, although the ProFunds VP may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the ProFunds VP will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of June 30, 2012, the collateral posted by counterparties consisted of U.S. Treasury securities and cash.

In the normal course of business, a ProFund VP enters into International Swap Dealers Association, Inc. (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain among other conditions, events of default and termination events, and various covenants and representations. Certain of the ProFund VP’s ISDA agreements contain provisions that require the ProFund VP to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the ProFund VP’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the ProFund VP were to trigger such provisions and have open derivative positions, at that time counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the ProFund VP will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. This may prevent a ProFund VP from limiting losses, realizing gains, obtaining exposure to or achieving a high correlation (or inverse correlation) with its underlying benchmark.

7. Federal Income Tax Information

The tax character of dividends paid to shareholders during the tax year ended December 31, 2011, were as follows:

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
ProFund VP Bull	$—	$1,489,581	$1,489,581	$3	$1,489,584
ProFund VP Mid-Cap	903,341	433,308	1,336,649	—	1,336,649
ProFund VP Large-Cap Value	229,358	—	229,358	—	229,358
ProFund VP Mid-Cap Value	42,479	—	42,479	—	42,479
ProFund VP Small-Cap Growth	—	90,289	90,289	—	90,289
ProFund VP Asia 30	26,280	4,423,387	4,449,667	—	4,449,667
ProFund VP Europe 30	429,485	—	429,485	—	429,485
ProFund VP UltraBull	1,459,218	688,325	2,147,543	151,359	2,298,902
ProFund VP UltraSmall-Cap	5,442,437	1,296,507	6,738,944	312,345	7,051,289
ProFund VP Basic Materials	81,685	—	81,685	—	81,685
ProFund VP Consumer Goods	190,418	—	190,418	—	190,418
ProFund VP Health Care	78,225	—	78,225	—	78,225
ProFund VP Industrials	68,370	—	68,370	—	68,370
ProFund VP Internet	115,464	169,665	285,129	—	285,129
ProFund VP Oil & Gas	152,698	—	152,698	—	152,698
ProFund VP Pharmaceuticals	152,879	—	152,879	—	152,879
ProFund VP Precious Metals	2,375,651	—	2,375,651	—	2,375,651
ProFund VP Semiconductor	2,412	—	2,412	—	2,412
ProFund VP Telecommunications	458,265	—	458,265	—	458,265
ProFund VP Utilities	916,027	—	916,027	—	916,027
ProFund VP U.S. Government Plus	72,626	—	72,626	—	72,626
ProFund VP Money Market	39,170	—	39,170	—	39,170

June 30, 2012 (unaudited) :: Notes to Financial Statements :: 299

As of the latest tax year ended December 31, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
ProFund VP Bull	$—	$—	$—	$(3,676,559)	$10,568,907	$6,892,348
ProFund VP Mid-Cap	—	—	—	(1,028,610)	(42,762)	(1,071,372)
ProFund VP Small-Cap	71,317	94,311	—	(52,996)	(53,760)	58,872
ProFund VP Dow 30	—	—	—	(1,180,564)	(4,406)	(1,184,970)
ProFund VP NASDAQ-100	—	—	—	(13,758,793)	7,596,128	(6,162,665)
ProFund VP Large-Cap Value	203,977	—	—	(6,933,849)	(4,123,381)	(10,853,253)
ProFund VP Large-Cap Growth	25,899	—	—	(6,807,738)	5,311,063	(1,470,776)
ProFund VP Mid-Cap Value	36,920	—	—	(8,227,337)	(246,345)	(8,436,762)
ProFund VP Mid-Cap Growth	—	—	—	(4,302,609)	4,231,344	(71,265)
ProFund VP Small-Cap Value	—	—	—	(11,508,750)	(1,337,265)	(12,846,015)
ProFund VP Small-Cap Growth	—	—	—	—	2,456,283	2,456,283
ProFund VP Asia 30	—	—	—	—	2,255,510	2,255,510
ProFund VP Europe 30	810,929	—	—	(9,851,102)	(812,769)	(9,852,942)
ProFund VP International	—	—	—	(3,267,560)	15,942	(3,251,618)
ProFund VP Emerging Markets	206,621	—	—	(3,070,911)	(843,735)	(3,708,025)
ProFund VP Japan	—	—	—	(17,420,204)	—	(17,420,204)
ProFund VP UltraBull	—	—	—	(7,984,580)	931,719	(7,052,861)
ProFund VP UltraMid-Cap	—	—	—	(14,472,459)	1,985,154	(12,487,305)
ProFund VP UltraSmall-Cap	—	—	—	(13,492,552)	(74,630)	(13,567,182)
ProFund VP UltraNASDAQ-100	—	—	—	(63,568,163)	4,312,118	(59,256,045)
ProFund VP Bear	—	—	—	(65,449,450)	172,479	(65,276,971)
ProFund VP Short Mid-Cap	—	—	—	(1,371,522)	89,395	(1,282,127)
ProFund VP Short Small-Cap	—	—	—	(1,745,196)	143,817	(1,601,379)
ProFund VP Short Dow 30	—	—	—	(65,435)	3,152	(62,283)
ProFund VP Short NASDAQ-100	—	—	—	(5,294,493)	41,686	(5,252,807)
ProFund VP Short International	72,323	—	—	(1,115,922)	(10,843)	(1,054,442)
ProFund VP Short Emerging Markets	—	—	—	(1,086,814)	5,898	(1,080,916)
ProFund VP UltraShort Dow 30	—	—	—	(740,540)	686	(739,854)
ProFund VP UltraShort NASDAQ-100	—	—	—	(891,801)	39,760	(852,041)
ProFund VP Banks	—	—	—	(13,318,331)	(3,656,443)	(16,974,774)
ProFund VP Basic Materials	81,925	—	—	(13,253,254)	2,497,718	(10,673,611)
ProFund VP Biotechnology	—	—	—	(6,663,135)	1,527,979	(5,135,156)
ProFund VP Consumer Goods	167,801	—	—	(3,396,752)	3,607,771	378,820
ProFund VP Consumer Services	—	93,656	—	(642,050)	2,140,627	1,592,233
ProFund VP Financials	38,862	—	—	(10,901,156)	(5,550,218)	(16,412,512)
ProFund VP Health Care	118,627	—	—	(8,624,522)	5,169,764	(3,336,131)
ProFund VP Industrials	44,166	—	—	(5,727,573)	1,905,603	(3,777,804)
ProFund VP Internet	339,722	450,136	—	—	2,073,619	2,863,477
ProFund VP Oil & Gas	76,393	5,553,019	—	(1,013,966)	28,804,592	33,420,038
ProFund VP Pharmaceuticals	225,615	—	—	(3,809,205)	1,382,547	(2,201,043)
ProFund VP Precious Metals	—	—	—	(23,723,155)	(2,485,721)	(26,208,876)
ProFund VP Real Estate	255,899	—	—	(3,981,574)	3,769,489	43,814
ProFund VP Semiconductor	6,838	—	—	(2,612,731)	13,935	(2,591,958)
ProFund VP Technology	—	—	—	(5,094,667)	4,138,780	(955,887)
ProFund VP Telecommunications	443,513	—	—	(6,539,226)	(3,459)	(6,099,172)
ProFund VP Utilities	1,039,188	—	—	(3,166,254)	12,299,611	10,172,545
ProFund VP U.S. Government Plus	10,076,403	—	—	(10,665,606)	2,602,724	2,013,521
ProFund VP Rising Rates Opportunity	—	—	—	(90,357,043)	(1,407,208)	(91,764,251)
ProFund VP Falling U.S. Dollar	—	—	—	(2,114,720)	—	(2,114,720)
ProFund VP Money Market	—	—	—	—	—	—

300 :: Notes to Financial Statements :: June 30, 2012 (unaudited)

As of the end of their tax year ended December 31, 2011, the following ProFunds VP have net capital loss carryforwards (“CLCFs”) as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration.

CLCFs subject to expiration:

	Expires 12/31/12	Expires 12/31/13	Expires 12/31/14	Expires 12/31/15	Expires 12/31/16	Expires 12/31/17	Expires 12/31/18	Total
ProFund VP NASDAQ-100	$—	$—	$3,476,760	$—	$5,034,444	$—	$—	$8,511,204
ProFund VP Large-Cap Value	—	—	—	—	3,473,422	3,158,651	—	6,632,073
ProFund VP Large-Cap Growth	—	—	—	—	6,305,545	502,193	—	6,807,738
ProFund VP Mid-Cap Value	—	—	—	—	6,829,636	898,759	—	7,728,395
ProFund VP Mid-Cap Growth	—	—	—	—	4,302,609	—	—	4,302,609
ProFund VP Small-Cap Value	—	—	—	—	7,352,962	3,907,712	248,076	11,508,750
ProFund VP Europe 30	—	—	—	—	—	3,508,484	1,215,921	4,724,405
ProFund VP Emerging Markets	—	—	—	—	—	—	1,045,929	1,045,929
ProFund VP Japan	—	—	1,757,204	5,078,522	7,199,826	—	940,242	14,975,794
ProFund VP UltraMid-Cap	—	—	—	—	13,305,935	—	—	13,305,935
ProFund VP UltraNASDAQ-100	—	—	—	—	55,849,116	—	—	55,849,116
ProFund VP Bear	8,145,654	3,069,606	7,512,896	4,644,270	—	27,795,298	10,849,931	62,017,655
ProFund VP UltraShort Dow 30	—	—	—	—	—	—	138,319	138,319
ProFund VP Banks	—	—	—	—	—	6,837,887	4,222,982	11,060,869
ProFund VP Basic Materials	—	—	—	—	10,353,562	647,115	2,252,577	13,253,254
ProFund VP Biotechnology	—	—	1,478,851	—	1,895,782	3,158,653	129,849	6,663,135
ProFund VP Consumer Goods	—	—	—	—	1,896,407	1,239,150	—	3,135,557
ProFund VP Financials	—	—	—	—	6,088,472	3,025,224	986,600	10,100,296
ProFund VP Health Care	545,130	231,706	—	—	3,312,215	2,837,758	—	6,926,809
ProFund VP Industrials	—	—	—	—	2,630,383	2,898,569	—	5,528,952
ProFund VP Real Estate	—	—	—	—	1,750,648	1,722,531	508,395	3,981,574
ProFund VP Semiconductor	—	—	1,003,398	446,964	555,458	—	—	2,005,820
ProFund VP Technology	—	—	635,501	—	2,121,701	—	—	2,757,202
ProFund VP Telecommunications	—	—	—	—	4,673,452	1,865,774	—	6,539,226
ProFund VP Utilities	—	—	—	—	671,740	1,350,225	212,305	2,234,270
ProFund VP Rising Rates Opportunity	8,365,460	22,965,205	—	5,366,257	27,138,193	—	11,189,405	75,024,520
ProFund VP Falling U.S. Dollar	—	—	—	—	1,990,077	—	55,790	2,045,867

CLCFs subject to expiration that are limited as a result of changes in ProFund VP ownership during the year and in prior years:

	Expires 12/31/12	Expires 12/31/13	Expires 12/31/14	Expires 12/31/15	Expires 12/31/16	Expires 12/31/17	Expires 12/31/18	Total
ProFund VP Mid-Cap	$—	$—	$—	$—	$1,028,610	$—	$—	$1,028,610
ProFund VP Small-Cap	—	—	—	—	—	52,996	—	52,996
ProFund VP Dow 30	—	—	—	—	23,610	4,562	91,591	119,763
ProFund VP NASDAQ-100	5,247,589	—	—	—	—	—	—	5,247,589
ProFund VP Mid-Cap Value	498,942	—	—	—	—	—	—	498,942
ProFund VP Europe 30	3,425,937	—	—	—	—	—	—	3,425,937
ProFund VP International	—	—	—	—	—	—	1,100,111	1,100,111
ProFund VP UltraBull	195,963	2,083,596	—	3,137,111	1,083,334	—	—	6,500,004
ProFund VP UltraSmall-Cap	—	3,023,489	—	2,015,660	1,007,830	—	—	6,046,979
ProFund VP UltraNASDAQ-100	4,102,666	2,051,333	—	—	—	—	—	6,153,999
ProFund VP Short Mid-Cap	—	—	197,273	150,769	—	153,796	76,898	578,736
ProFund VP Short Small-Cap	—	—	509,147	252,531	—	324,024	162,012	1,247,714
ProFund VP Short Dow 30	—	—	—	—	—	—	42,402	42,402
ProFund VP Short NASDAQ-100	401,299	401,299	401,299	401,299	401,299	—	802,596	2,809,091
ProFund VP Short International	—	—	—	—	—	489,072	202,835	691,907
ProFund VP Short Emerging Markets	—	—	—	—	30,002	846,614	127,986	1,004,602
ProFund VP UltraShort Dow 30	—	—	—	—	—	192,336	43,729	236,065
ProFund VP UltraShort NASDAQ-100	—	—	8,626	—	69,844	13,365	13,365	105,200
ProFund VP Banks	577,640	—	—	—	—	—	—	577,640
ProFund VP Consumer Services	—	—	—	—	—	—	642,050	642,050
ProFund VP Oil & Gas	—	1,013,966	—	—	—	—	—	1,013,966
ProFund VP Pharmaceuticals	515,277	481,014	424,035	—	1,019,005	481,013	481,014	3,401,358
ProFund VP Semiconductor	606,911	—	—	—	—	—	—	606,911
ProFund VP Technology	1,770,644	566,821	—	—	—	—	—	2,337,465
ProFund VP Utilities	226,080	—	—	—	—	—	—	226,080
ProFund VP U.S. Government Plus	—	—	—	—	—	10,665,606	—	10,665,606

June 30, 2012 (unaudited) :: Notes to Financial Statements :: 301

CLCFs not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total
ProFund VP Bull	$1,199,592	$2,476,967	$3,676,559
ProFund VP Dow 30	704,513	1,719	706,232
ProFund VP Large-Cap Value	—	301,776	301,776
ProFund VP Europe 30	975,885	724,875	1,700,760
ProFund VP International	126,853	—	126,853
ProFund VP Emerging Markets	729,313	1,295,669	2,024,982
ProFund VP Japan	981,152	1,463,258	2,444,410
ProFund VP UltraBull	1,420,525	64,051	1,484,576
ProFund VP UltraMid-Cap	1,166,524	—	1,166,524
ProFund VP UltraSmall-Cap	7,445,573	—	7,445,573
ProFund VP UltraNASDAQ-100	1,565,048	—	1,565,048
ProFund VP Bear	3,431,795	—	3,431,795
ProFund VP Short Mid-Cap	290,914	13,605	304,519
ProFund VP Short Small-Cap	153,020	3,721	156,741
ProFund VP Short Dow 30	12,116	—	12,116
ProFund VP Short NASDAQ-100	1,643,225	—	1,643,225
ProFund VP Short Emerging Markets	22,573	—	22,573
ProFund VP UltraShort Dow 30	359,746	6,410	366,156
ProFund VP UltraShort NASDAQ-100	578,540	25,165	603,705
ProFund VP Banks	149,521	1,530,301	1,679,822
ProFund VP Consumer Goods	189,024	72,171	261,195
ProFund VP Financials	254,211	546,649	800,860
ProFund VP Health Care	1,697,713	—	1,697,713
ProFund VP Industrials	198,621	—	198,621
ProFund VP Pharmaceuticals	28,065	988	29,053
ProFund VP Precious Metals	23,723,155	—	23,723,155
ProFund VP Utilities	597,643	108,261	705,904
ProFund VP Rising Rates Opportunity	15,095,072	237,451	15,332,523
ProFund VP Falling U.S. Dollar	27,541	41,312	68,853

CLCFs not subject to expiration that are limited as a result of changes in the ProFund VP ownership during the year and in prior years:

	Short-Term Amount	Long-Term Amount	Total
ProFund VP Dow 30	$353,706	$863	$354,569
ProFund VP International	2,040,596	—	2,040,596
ProFund VP Short Mid-Cap	466,453	21,814	488,267
ProFund VP Short Small-Cap	332,653	8,088	340,741
ProFund VP Short Dow 30	10,917	—	10,917
ProFund VP Short NASDAQ-100	842,177	—	842,177
ProFund VP Short International	424,015	—	424,015
ProFund VP Short Emerging Markets	59,639	—	59,639
ProFund VP UltraShort NASDAQ-100	175,272	7,624	182,896
ProFund VP Pharmaceuticals	365,910	12,884	378,794

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any CLCFs will be determined at the end of the current tax year.

At June 30, 2012, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ProFund VP Bull	$55,253,242	$22,761,420	$(8,803,456)	$13,957,964
ProFund VP Mid-Cap	5,902,000	—	—	—
ProFund VP Small-Cap	5,146,786	221,573	(65,558)	156,015
ProFund VP Dow 30	3,651,000	—	—	—
ProFund VP NASDAQ-100	41,205,321	13,964,698	(3,188,848)	10,775,850
ProFund VP Large-Cap Value	22,776,680	6,291,977	(8,402,494)	(2,110,517)
ProFund VP Large-Cap Growth	19,736,243	9,735,976	(2,795,408)	6,940,568
ProFund VP Mid-Cap Value	16,050,584	5,699,031	(4,363,061)	1,335,970
ProFund VP Mid-Cap Growth	18,921,379	9,069,994	(3,433,134)	5,636,860

302 :: Notes to Financial Statements :: June 30, 2012 (unaudited)

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ProFund VP Small-Cap Value	$19,084,154	$4,934,615	$(4,934,577)	$38
ProFund VP Small-Cap Growth	18,905,559	8,332,300	(3,410,893)	4,921,407
ProFund VP Asia 30	32,712,533	16,205,897	(13,830,658)	2,375,239
ProFund VP Europe 30	21,278,880	5,988,018	(6,181,950)	(193,932)
ProFund VP International	3,855,000	—	—	—
ProFund VP Emerging Markets	16,529,979	1,533,206	(2,260,893)	(727,687)
ProFund VP Japan	4,933,000	—	—	—
ProFund VP UltraBull	13,703,384	2,226,107	(664,215)	1,561,892
ProFund VP UltraMid-Cap	13,391,689	4,550,207	(1,910,611)	2,639,596
ProFund VP UltraSmall-Cap	15,507,555	920,475	(177,996)	742,479
ProFund VP UltraNASDAQ-100	23,598,928	9,800,389	(2,916,675)	6,883,714
ProFund VP Bear	23,357,000	—	—	—
ProFund VP Short Mid-Cap	1,617,000	—	—	—
ProFund VP Short Small-Cap	5,489,000	—	—	—
ProFund VP Short Dow 30	80,000	—	—	—
ProFund VP Short NASDAQ-100	6,086,000	—	—	—
ProFund VP Short International	2,343,000	—	—	—
ProFund VP Short Emerging Markets	2,620,000	—	—	—
ProFund VP UltraShort Dow 30	294,000	—	—	—
ProFund VP UltraShort NASDAQ-100	1,297,000	—	—	—
ProFund VP Banks	5,299,748	1,015,382	(3,858,605)	(2,843,223)
ProFund VP Basic Materials	20,594,405	12,632,915	(10,174,411)	2,458,504
ProFund VP Biotechnology	7,666,352	5,010,620	(1,708,542)	3,302,078
ProFund VP Consumer Goods	13,058,555	6,834,903	(2,397,299)	4,437,604
ProFund VP Consumer Services	16,772,698	5,513,401	(1,508,110)	4,005,291
ProFund VP Financials	24,085,523	8,999,784	(12,298,768)	(3,298,984)
ProFund VP Health Care	23,246,299	12,713,792	(4,996,041)	7,717,751
ProFund VP Industrials	7,939,969	4,835,250	(2,036,141)	2,799,109
ProFund VP Internet	2,413,361	2,748,425	(491,031)	2,257,394
ProFund VP Oil & Gas	27,829,510	30,808,815	(7,650,169)	23,158,646
ProFund VP Pharmaceuticals	8,771,656	3,104,739	(1,471,060)	1,633,679
ProFund VP Precious Metals	77,041,000	—	—	—
ProFund VP Real Estate	18,031,236	9,776,881	(3,774,371)	6,002,510
ProFund VP Semiconductor	2,267,037	623,375	(482,433)	140,942
ProFund VP Technology	6,954,081	8,207,530	(2,886,698)	5,320,832
ProFund VP Telecommunications	12,030,347	2,979,077	(1,691,892)	1,287,185
ProFund VP Utilities	33,653,195	17,183,966	(4,804,894)	12,379,072
ProFund VP U.S. Government Plus	93,587,416	938,781	—	938,781
ProFund VP Rising Rates Opportunity	21,126,000	—	—	—
ProFund VP Falling U.S. Dollar	1,067,000	—	—	—
ProFund VP Money Market	226,603,000	—	—	—

8. Legal and Regulatory Matters

In December 2007, the ProFund VP UltraMid-Cap, as a shareholder of Lyondell Chemical Company (“Lyondell”), participated in a cash out merger of Lyondell in which it received $48/share of merger consideration. Lyondell later filed for bankruptcy and two entities created by the Lyondell bankruptcy plan of reorganization have initiated lawsuits seeking to recover, or clawback, proceeds received by shareholders in the December 2007 merger based on fraudulent transfer claims.

The value of the proceeds received by the ProFund VP UltraMid-Cap is approximately $521,000. The ProFund VP cannot predict the outcome of this proceeding. The complaints, however, allege no misconduct by the ProFund VP. The ProFund VP is currently assessing the cases and have not yet determined the potential effect, if any, on its net asset value. Accordingly, no loss has been accrued in the balance sheet.

Expense Examples

304 :: Expense Examples (unaudited)

As a ProFund VP shareholder, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution fees; and other ProFund VP expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund VP and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. These examples also do not reflect fees associated with insurance company or insurance contracts. If those fees were reflected, expenses would be higher.

These examples are based on an investment of $1,000 invested at January 1, 2012 and held for the entire period from January 1, 2012 through June 30, 2012.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12	Annualized Expense Ratio During Period 1/1/12 - 6/30/12
ProFund VP Bull	$1,000.00	$1,084.90	$8.71	1.68%
ProFund VP Mid-Cap	1,000.00	1,066.70	8.63	1.68%
ProFund VP Small-Cap	1,000.00	1,076.50	8.67	1.68%
ProFund VP Dow 30	1,000.00	1,048.20	8.56	1.68%
ProFund VP NASDAQ-100	1,000.00	1,143.90	8.96	1.68%
ProFund VP Large-Cap Value	1,000.00	1,078.10	8.68	1.68%
ProFund VP Large-Cap Growth	1,000.00	1,090.50	8.73	1.68%
ProFund VP Mid-Cap Value	1,000.00	1,072.10	8.66	1.68%
ProFund VP Mid-Cap Growth	1,000.00	1,066.80	8.63	1.68%
ProFund VP Small-Cap Value	1,000.00	1,062.60	8.62	1.68%
ProFund VP Small-Cap Growth	1,000.00	1,077.20	8.68	1.68%
ProFund VP Asia 30	1,000.00	1,013.70	8.41	1.68%
ProFund VP Europe 30	1,000.00	994.30	8.33	1.68%
ProFund VP International	1,000.00	1,019.90	8.44	1.68%
ProFund VP Emerging Markets	1,000.00	985.70	8.29	1.68%
ProFund VP Japan	1,000.00	1,068.50	8.64	1.68%
ProFund VP UltraBull	1,000.00	1,171.00	9.07	1.68%
ProFund VP UltraMid-Cap	1,000.00	1,134.00	8.91	1.68%
ProFund VP UltraSmall-Cap	1,000.00	1,147.60	8.97	1.68%
ProFund VP UltraNASDAQ-100	1,000.00	1,299.40	9.60	1.68%
ProFund VP Bear	1,000.00	897.60	7.93	1.68%
ProFund VP Short Mid-Cap	1,000.00	902.30	7.95	1.68%
ProFund VP Short Small-Cap	1,000.00	888.30	7.89	1.68%
ProFund VP Short Dow 30	1,000.00	913.90	7.99	1.68%
ProFund VP Short NASDAQ-100	1,000.00	847.50	7.72	1.68%
ProFund VP Short International	1,000.00	940.20	8.10	1.68%
ProFund VP Short Emerging Markets	1,000.00	968.60	8.22	1.68%
ProFund VP UltraShort Dow 30	1,000.00	843.30	7.70	1.68%
ProFund VP UltraShort NASDAQ-100	1,000.00	708.00	7.13	1.68%
ProFund VP Banks	1,000.00	1,156.80	9.01	1.68%
ProFund VP Basic Materials	1,000.00	1,008.20	8.39	1.68%
ProFund VP Biotechnology	1,000.00	1,226.50	9.30	1.68%
ProFund VP Consumer Goods	1,000.00	1,053.90	8.58	1.68%
ProFund VP Consumer Services	1,000.00	1,138.00	8.93	1.68%
ProFund VP Financials	1,000.00	1,128.30	8.89	1.68%
ProFund VP Health Care	1,000.00	1,113.00	8.83	1.68%
ProFund VP Industrials	1,000.00	1,070.20	8.65	1.68%
ProFund VP Internet	1,000.00	1,089.10	8.73	1.68%
ProFund VP Oil & Gas	1,000.00	966.60	8.21	1.68%
ProFund VP Pharmaceuticals	1,000.00	1,082.50	8.70	1.68%
ProFund VP Precious Metals	1,000.00	865.80	7.79	1.68%
ProFund VP Real Estate	1,000.00	1,143.30	8.95	1.68%
ProFund VP Semiconductor	1,000.00	1,032.00	8.49	1.68%
ProFund VP Technology	1,000.00	1,113.30	8.83	1.68%
ProFund VP Telecommunications	1,000.00	1,152.60	8.99	1.68%
ProFund VP Utilities	1,000.00	1,032.70	8.49	1.68%

Expense Examples (unaudited) :: 305

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12	Annualized Expense Ratio During Period 1/1/12 - 6/30/12
ProFund VP U.S. Government Plus	$1,000.00	$1,049.70	$7.03	1.38%
ProFund VP Rising Rates Opportunity	1,000.00	922.70	7.98	1.67%
ProFund VP Falling U.S. Dollar	1,000.00	976.20	8.25	1.68%
ProFund VP Money Market	1,000.00	1,000.10	0.35	0.07%

*            Expenses are equal to the average account value over the period multiplied by the ProFund VP’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

306 :: Expense Examples (unaudited)

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on each ProFund VP’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each ProFund VP’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund VP and other funds. To do so, compare this 5% hypthetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12	Annualized Expense Ratio During Period 1/1/12 - 6/30/12
ProFund VP Bull	$1,000.00	$1,016.51	$8.42	1.68%
ProFund VP Mid-Cap	1,000.00	1,016.51	8.42	1.68%
ProFund VP Small-Cap	1,000.00	1,016.51	8.42	1.68%
ProFund VP Dow 30	1,000.00	1,016.51	8.42	1.68%
ProFund VP NASDAQ-100	1,000.00	1,016.51	8.42	1.68%
ProFund VP Large-Cap Value	1,000.00	1,016.51	8.42	1.68%
ProFund VP Large-Cap Growth	1,000.00	1,016.51	8.42	1.68%
ProFund VP Mid-Cap Value	1,000.00	1,016.51	8.42	1.68%
ProFund VP Mid-Cap Growth	1,000.00	1,016.51	8.42	1.68%
ProFund VP Small-Cap Value	1,000.00	1,016.51	8.42	1.68%
ProFund VP Small-Cap Growth	1,000.00	1,016.51	8.42	1.68%
ProFund VP Asia 30	1,000.00	1,016.51	8.42	1.68%
ProFund VP Europe 30	1,000.00	1,016.51	8.42	1.68%
ProFund VP International	1,000.00	1,016.51	8.42	1.68%
ProFund VP Emerging Markets	1,000.00	1,016.51	8.42	1.68%
ProFund VP Japan	1,000.00	1,016.51	8.42	1.68%
ProFund VP UltraBull	1,000.00	1,016.51	8.42	1.68%
ProFund VP UltraMid-Cap	1,000.00	1,016.51	8.42	1.68%
ProFund VP UltraSmall-Cap	1,000.00	1,016.51	8.42	1.68%
ProFund VP UltraNASDAQ-100	1,000.00	1,016.51	8.42	1.68%
ProFund VP Bear	1,000.00	1,016.51	8.42	1.68%
ProFund VP Short Mid-Cap	1,000.00	1,016.51	8.42	1.68%
ProFund VP Short Small-Cap	1,000.00	1,016.51	8.42	1.68%
ProFund VP Short Dow 30	1,000.00	1,016.51	8.42	1.68%
ProFund VP Short NASDAQ-100	1,000.00	1,016.51	8.42	1.68%
ProFund VP Short International	1,000.00	1,016.51	8.42	1.68%
ProFund VP Short Emerging Markets	1,000.00	1,016.51	8.42	1.68%
ProFund VP UltraShort Dow 30	1,000.00	1,016.51	8.42	1.68%
ProFund VP UltraShort NASDAQ-100	1,000.00	1,016.51	8.42	1.68%
ProFund VP Banks	1,000.00	1,016.51	8.42	1.68%
ProFund VP Basic Materials	1,000.00	1,016.51	8.42	1.68%
ProFund VP Biotechnology	1,000.00	1,016.51	8.42	1.68%
ProFund VP Consumer Goods	1,000.00	1,016.51	8.42	1.68%
ProFund VP Consumer Services	1,000.00	1,016.51	8.42	1.68%
ProFund VP Financials	1,000.00	1,016.51	8.42	1.68%
ProFund VP Health Care	1,000.00	1,016.51	8.42	1.68%
ProFund VP Industrials	1,000.00	1,016.51	8.42	1.68%
ProFund VP Internet	1,000.00	1,016.51	8.42	1.68%
ProFund VP Oil & Gas	1,000.00	1,016.51	8.42	1.68%
ProFund VP Pharmaceuticals	1,000.00	1,016.51	8.42	1.68%
ProFund VP Precious Metals	1,000.00	1,016.51	8.42	1.68%
ProFund VP Real Estate	1,000.00	1,016.51	8.42	1.68%
ProFund VP Semiconductor	1,000.00	1,016.51	8.42	1.68%
ProFund VP Technology	1,000.00	1,016.51	8.42	1.68%
ProFund VP Telecommunications	1,000.00	1,016.51	8.42	1.68%
ProFund VP Utilities	1,000.00	1,016.51	8.42	1.68%
ProFund VP U.S. Government Plus	1,000.00	1,018.00	6.92	1.38%
ProFund VP Rising Rates Opportunity	1,000.00	1,016.56	8.37	1.67%
ProFund VP Falling U.S. Dollar	1,000.00	1,016.51	8.42	1.68%
ProFund VP Money Market	1,000.00	1,024.52	0.35	0.07%

*            Expenses are equal to the average account value over the period multiplied by the ProFund VP’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

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P.O. Box 182800
Columbus, OH 43218-2800

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds VP uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without change by calling toll-free 888-776-3637; (ii) on the ProFunds’ VP website at profunds.com; and (iii) on the Commission’s website at sec.gov.

ProFunds VP file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

6/12

Money Market ProFund

June 30, 2012

Semiannual Report

Table of Contents

1	Message from the Chairman
3	Allocation of Portfolio Holdings and Expense Examples
7	Financial Statements and Financial Highlights
11	Notes to Financial Statements
15	Cash Management Portfolio

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Shareholders may sign up for electronic delivery of investor materials. By doing so, you will receive the information faster and help us reduce the impact on the environment of providing these materials. To enroll in electronic delivery,

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Message from the Chairman

Dear Shareholder:

I am pleased to present the Semiannual Report to shareholders of the Money Market ProFund for the six months ended June 30, 2012.

During the six-month period, average retail money market rates hovered slightly above zero. The federal funds target rate, which money market rates closely track, remained unchanged in a target range of 0.0% to 0.25% for the period.

The Money Market ProFund returned 0.01% for the six-month period ended June 30, 2012.

U.S. Economic Growth Slows

U.S. GDP growth slowed to an annual rate of 1.9% in the first quarter of 2012, down from 3.0% in the fourth quarter of 2011. While consumer spending accelerated, net exports increased and residential housing investment picked up in the first quarter, these positive contributions were more than offset by a slowdown in business inventory investment. Weak job growth in the second quarter has also contributed to concerns about the economic outlook in the United States.

At the June 2012 Federal Open Market Committee meeting, the U.S. Federal Reserve decided to keep rates unchanged, noting that economic conditions and a subdued inflation outlook are likely to warrant these low levels at least through late 2014. The Fed also decided to continue through the end of the year its program to extend the average maturity of its holdings of securities—known as “Operation Twist.” The Fed expects the continuation of this program to put downward pressure on longer-term interest rates and help make broader financial conditions more accommodative.

We appreciate the trust you have placed in us by choosing ProFunds and look forward to continuing to serve your investing needs.

Sincerely,

Michael Sapir

Chairman of the Board of Trustees

1

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Allocation of Portfolio Holdings and Expense Examples

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June 30, 2012 (unaudited) :: Allocation of Portfolio Holdings and Expense Examples :: Money Market ProFund :: 5

Investment Objective: The Money Market ProFund seeks a high level of current income consistent with liquidity and preservation of capital.

An investment in this ProFund is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency. Although the ProFund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the ProFund.

Allocation of Portfolio Holdings

Money Market ProFund Market Exposure

Investment Type	% of Net Assets
Investment in Cash Management Portfolio(a)	95%
Total Exposure	95%

(a)  The Cash Management Portfolio holdings are included in the accompanying financial statements of the ProFund.

Cash Management Portfolio Asset Allocation(a)

Investment Type	% of Net Assets
Commercial Paper	35%
Municipal Investments	14%
Time Deposits	14%
Certificates of Deposit and Bank Notes	11%
Short-Term Notes	11%
Government & Agency Obligations	10%
Repurchase Agreements	5%
100%

Expense Examples

As a ProFund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other ProFund expenses (including expenses allocated from the Cash Management Portfolio). These examples are intended to help you understand your ongoing costs (in dollars) of investing in the ProFund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at January 1, 2012 and held for the entire period from January 1, 2012 through June 30, 2012.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12	Annualized Expense Ratio During Period 1/1/12 - 6/30/12
Money Market ProFund — Investor Class	$1,000.00	$1,000.10	$1.34	0.27%
Money Market ProFund — Service Class	1,000.00	1,000.10	1.34	0.27%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the ProFund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the ProFund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the ProFund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*	Annualized Expense Ratio During Period
	1/1/12	6/30/12	1/1/12 - 6/30/12	1/1/12 - 6/30/12
Money Market ProFund — Investor Class	$1,000.00	$1,023.52	$1.36	0.27%
Money Market ProFund — Service Class	1,000.00	1,023.52	1.36	0.27%

*      Expenses are equal to the average account value over the period multiplied by the ProFund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

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Financial Statements and Financial Highlights

8 :: Money Market ProFund :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2012

ASSETS:
Investment in Cash Management Portfolio, at value	$442,697,488
Receivable for capital shares issued	38,852,601
Receivable from Advisor	153,611
Prepaid expenses	42,063
TOTAL ASSETS	481,745,763
LIABILITIES:
Payable for capital shares redeemed	15,997,473
Administration fees payable	14,141
Trustee fees payable	87
Transfer agency fees payable	301,179
Compliance services fees payable	4,134
Service fees payable	8,373
Other accrued expenses	148,180
TOTAL LIABILITIES	16,473,567
NET ASSETS	$465,272,196
NET ASSETS CONSIST OF:
Capital	$465,383,691
Accumulated net investment income	4,329
Accumulated net realized gains (losses) on investments	(115,824)
NET ASSETS	$465,272,196
INVESTOR CLASS:
Net Assets	$374,148,347
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	374,183,751
Net Asset Value (offering and redemption price per share)	$1.00
SERVICE CLASS:
Net Assets	$91,123,849
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	91,131,588
Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2012

INVESTMENT INCOME:
Interest	$668,741	(a)
Expenses(b)	(322,273	)(a)
NET INVESTMENT INCOME	346,468
EXPENSES:
Management services fees	805,106
Administration fees	83,302
Distribution and services fees — Service Class	361,550
Transfer agency fees	849,460
Administrative services fees	33,270
Registration and filing fees	51,022
Fund accounting fees	5,000
Trustee fees	7,147
Compliance services fees	3,181
Service fees	23,486
Other fees	71,281
Total Gross Expenses before reductions	2,293,805
Less Expenses reduced by the Advisor	(1,997,083)
TOTAL NET EXPENSES	296,722
NET INVESTMENT INCOME	49,746
REALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	2,092	(a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$51,838

(a)          Allocated from Cash Management Portfolio

(b)         For the six months ended June 30, 2012, the Advisor to the Cash Management Portfolio waived fees, of which $60,818 was allocated to the Money Market ProFund on a pro-rated basis.

See accompanying notes to the financial statements.

Financial Statements :: Money Market ProFund :: 9

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income	$49,746	$105,023
Net realized gains (losses) on investments	2,092	25,911
Change in net assets resulting from operations	51,838	130,934
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	(36,554)	(81,888)
Service Class	(9,645)	(22,600)
Change in net assets resulting from distributions	(46,199)	(104,488)
CAPITAL TRANSACTIONS:
Proceeds from shares issued
Investor Class	3,157,491,947	6,672,314,997
Service Class	452,725,058	1,044,529,081
Dividends reinvested
Investor Class	36,038	81,487
Service Class	9,645	22,600
Value of shares redeemed
Investor Class	(3,212,346,456)	(6,707,503,515)
Service Class	(457,677,244)	(1,062,541,364)
Change in net assets resulting from capital transactions	(59,761,012)	(53,096,714)
Change in net assets	(59,755,373)	(53,070,268)
NET ASSETS:
Beginning of period	525,027,569	578,097,837
End of period	$465,272,196	$525,027,569
Accumulated net investment income	$4,329	$782
SHARE TRANSACTIONS:
Issued
Investor Class	3,157,491,727	6,672,314,997
Service Class	452,725,051	1,044,529,081
Reinvested
Investor Class	36,038	81,487
Service Class	9,645	22,600
Redeemed
Investor Class	(3,212,346,456)	(6,707,503,515)
Service Class	(457,677,244)	(1,062,541,364)
Change in shares	(59,761,239)	(53,096,714)

See accompanying notes to the financial statements.

10 :: Money Market ProFund :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities						Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income(a)		Net Realized Gains (Losses) on Investments(a)		Total from Investment Activities		Net Investment Income		Total Distributions
Money Market ProFund

Investor Class
Six Months Ended June 30, 2012 (unaudited)	$1.000	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended December 31, 2011	$1.000	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended December 31, 2010	$1.000	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended December 31, 2009	$1.000	0.001		—	(d)	0.001		(0.001)		(0.001)
Year Ended December 31, 2008	$1.000	0.021		—	(d)	0.021		(0.021)		(0.021)
Year Ended December 31, 2007	$1.000	0.045		—	(d)	0.045		(0.045)		(0.045)

Service Class
Six Months Ended June 30, 2012 (unaudited)	$1.000	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended December 31, 2011	$1.000	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended December 31, 2010	$1.000	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended December 31, 2009	$1.000	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended December 31, 2008	$1.000	0.011		—	(d)	0.011		(0.011)		(0.011)
Year Ended December 31, 2007	$1.000	0.035		—	(c)	0.035		(0.035)		(0.035)

			Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(a),(b),(c)	Net Expenses(a),(b)		Net Investment Income(a),(b)	Net Assets, End of Period (000’s)

$1.000	0.01	%(e)	0.98%	0.27	%(f)	0.02%	$374,148
$1.000	0.02%		1.01%	0.23	%(f)	0.02%	$428,962
$1.000	0.02%		0.93%	0.30	%(f)	0.02%	$464,048
$1.000	0.05%		0.97%	0.55	%(f)	0.06%	$509,584
$1.000	2.08%		0.84%	0.84%		2.09%	$580,465
$1.000	4.63%		0.83%	0.83%		4.50%	$595,106

$1.000	0.01	%(e)	1.74%	0.27	%(f)	0.02%	$91,124
$1.000	0.02%		1.96%	0.23	%(f)	0.02%	$96,065
$1.000	0.02%		1.93%	0.30	%(f)	0.02%	$114,050
$1.000	0.03%		1.39%	0.58	%(f)	0.03%	$104,635
$1.000	1.09%		1.80%	1.80%		1.13%	$123,685
$1.000	3.59%		1.83%	1.83%		3.50%	$107,138

(a)   Per share amounts and percentages include the applicable allocation from the Cash Management Portfolio.

(b)   Annualized for periods less than one year.

(c)   For the period ended June 30, 2012, the years ended December 31, 2011, December 31, 2010, December 31, 2009, December 31, 2008 and December 31, 2007, the Advisor to the Cash Management Portfolio waived fees which were allocated to the Money Market ProFund on a pro-rata basis. If included, the corresponding impact to the gross expense ratio would be an increase of 0.01%, 0.01%, 0.01%, 0.03%, 0.04% and 0.02%, respectively.

(d)   Amount is less than $0.0005.

(e)   Not annualized for periods less than one year.

(f)    The expense ratio for the period reflects the deduction of certain expenses to maintain a certain minimum net yield.

See accompanying notes to the financial statements.

Notes to Financial Statements

12 :: Money Market ProFund :: Notes to Financial Statements :: June 30, 2012 (unaudited)

1. Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. The accompanying financial statements relate to the Money Market ProFund (the “ProFund”). The ProFund has two classes of shares: the Investor Class and Service Class. The ProFund is a feeder fund in a master-feeder fund structure and seeks to achieve its objective by investing all of its investable assets in the Cash Management Portfolio (the “Portfolio”), an open-end management investment company that is advised by Deutsche Investment Management Americas, Inc. (“DIMA”) and has the same investment objective as the ProFund. As of June 30, 2012, the percentage of the Portfolio’s interests owned by the ProFund was 2.2%. The financial statements of the Portfolio, including its schedule of portfolio investments, are included in this report and should be read in conjunction with the ProFund’s financial statements.

Each class of shares has identical rights and privileges except with respect to the fees paid under the Distribution and Shareholder Services Plan and voting rights on matters affecting a single class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFund.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the ProFund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFund records its investments in the Portfolio at fair value, which represents its proportionate ownership of the value of the Portfolio’s net assets.

Investment Transactions and Related Income

The ProFund records daily its proportionate share of the Portfolio’s income, expenses and realized gains and losses. In addition, the ProFund accrues its own expenses.

Allocations

Expenses directly attributable to the ProFund are charged to the ProFund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

The investment income, expenses (other than class specific expenses charged to a class), realized gains and losses on investments of the ProFund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized gains and losses are incurred.

Distributions to Shareholders

The ProFund declares distributions from net investment income daily and pays the dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, distribution reclassification, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes

The ProFund intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFund intends to make timely distributions in order to avoid tax liability. The ProFund has a tax year end of December 31st.

Management of the ProFund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

New Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity’s financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Adoption of ASU 2011-11 will have no effect on the ProFund’s net assets. At this time, management is evaluating any impact ASU 2011-11 may have on the ProFund’s financial statements disclosures.

June 30, 2012 (unaudited) :: Notes to Financial Statements :: Money Market ProFund :: 13

3. Investment Valuation Summary

The valuation techniques employed by the ProFund, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the ProFund’s investments are summarized in the three broad levels listed below:

•             Level 1 — quoted prices in active markets for identical assets

•             Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•             Level 3 — significant unobservable inputs (including the ProFund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

As of June 30, 2012, the ProFund’s $442,697,488 investment in the Portfolio, which is an investment company, is based on Level 2 inputs as defined above. There were no Level 1 or Level 3 investments held by the ProFund at June 30, 2012.

4. Fees and Transactions with Affiliates

ProFunds Advisors LLC (the “Advisor”) serves as the investment advisor of the ProFund for an annual fee equal to 0.35% of the average daily net assets of the ProFund, although no fee is payable under the agreement unless the master-feeder relationship with the Portfolio is terminated and the Advisor directly invests the assets of the ProFund. DIMA is the investment advisor to the Portfolio in which the ProFund invests its assets.

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for certain filings. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program. Citi also acts as transfer agent for the Trust for which it receives additional fees. As transfer agent for the ProFund, Citi receives a base fee, account and service charges and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor.

Under a Distribution and Shareholder Services Plan (the “Plan”), adopted by the Trust’s Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, the ProFund may pay financial intermediaries such as broker-dealers, investment advisors (“Authorized Firms”) and the Distributor up to 1.00%, on an annualized basis, of the average daily net assets attributable to Service Class shares as compensation for service and distribution-related activities and/or shareholder services with respect to Service Class shares. DIMA has committed to provide the Distributor with additional resources to enhance the visibility and distribution of the ProFund and other funds in the Trust, given that the sale of shares of the funds in the Trust is likely to increase the size of the ProFund.

During the period ended June 30, 2012, the ProFund paid an amount less than 1.00% on an annualized basis of the average daily net assets attributed to Service Class shares to maintain a more competitive yield. Had the ProFund paid an amount equal to 1.00% of the average daily net assets attributable to Service Class shares, the Distribution and Service Fees would have been $475,363 for the period ended June 30, 2012.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFund. For these services, the ProFund pays the Advisor a fee at the annual rate of 0.35% of its average daily net assets for providing feeder fund management and administrative services to the ProFund.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly base fee as reflected on the Statement of Operations as “Service fees.”

The ProFund pays fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statement of Operations as “Administrative services fees.”

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFund for serving in their respective roles. The Trust, together with affiliated Trusts, pay each Independent Trustee compensation for his services as Trustee at the annual rate of $155,000. Independent Trustees also receive $7,500 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. During the period ended June 30, 2012, actual Trustee compensation was $295,500 in aggregate from the Trust and affiliated Trusts. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFund reimburses the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

The Advisor has contractually agreed to waive management services fees, and if necessary, reimburse certain other expenses of the ProFund through April 30, 2013 to the extent necessary to maintain a certain minimum net yield as determined by the Advisor.

The Advisor may recoup the management services fees contractually waived or limited and other expenses reimbursed by it within three years from the minimum yield limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause the net yield of each Class of the ProFund to fall below the highest previously determined minimum yield. Any amounts recouped by the Advisor during the period are reflected on the Statement of

14 :: Money Market ProFund :: Notes to Financial Statements :: June 30, 2012 (unaudited)

Operations as “Recoupment of prior expenses reduced by the Advisor.” As of June 30, 2012, the recoupments that may potentially be made by the ProFund are as follows:

	Expires 4/30/13	Expires 4/30/14	Expires 4/30/15	Expires 4/30/16	Total
Money Market ProFund — Fund Level	$3,724,228	$3,432,172	$4,063,706	$586,663	$11,806,769
Money Market ProFund — Service Class	863,645	1,228,197	986,743	89,748	3,168,333

5. Federal Income Tax Information

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2011, which may differ from the amounts noted in the Statements of Changes in Net Assets because of tax rules, were as follows:

	Ordinary Income	Total Distributions Paid
Money Market ProFund	$104,488	$104,488

As of the tax year end of December 31, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Money Market ProFund	$782	$—	$—	$(117,916)	$—	$(117,134)

As of the end of its tax year ended December 31, 2011, the ProFund had net capital loss carryforwards (“CLCFs”) as summarized in the table below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short term or long term.

CLCFs subject to expiration:

Expires 12/31/16
Money Market ProFund	$117,916

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any CLCFs will be determined at the end of the current tax year.

At June 30, 2012, the cost and net unrealized appreciation (depreciation) on securities, for federal income tax purposes, were as follows:

	Tax Cost	Net Unrealized Appreciation (Depreciation)
Money Market ProFund	$442,697,488	$—

Cash Management Portfolio

16 :: Cash Management Portfolio :: Investment Portfolio :: June 30, 2012 (unaudited)

Investment Portfolio

Certificates of Deposit and Bank Notes 11.1%

	Principal Amount	Value
Banco del Estado de Chile:
0.38%, 8/31/2012	$47,000,000	$47,000,000
0.45%, 7/25/2012	25,000,000	25,000,000
Bank of New York Mellon Corp.,
4.95%, 11/1/2012	25,000,000	25,380,675
Bank of Nova Scotia,
0.25%, 8/17/2012	75,000,000	75,002,280
Bank of Tokyo-Mitsubishi UFJ, Ltd.,
0.35%, 8/14/2012	29,500,000	29,503,601
China Construction Bank Corp.:
0.4%, 8/1/2012	40,000,000	40,000,000
0.47%, 7/3/2012	37,000,000	37,000,000
0.51%, 7/10/2012	54,000,000	54,000,000
Commonwealth Bank of Australia,
0.38%, 12/12/2012	100,000,000	100,004,547
DZ Bank,
0.3%, 8/21/2012	86,500,000	86,500,000
Export Development Canada, 144A,
0.335%, 5/23/2013	19,000,000	19,000,000
Industrial & Commercial Bank of China:
0.35%, 8/3/2012	50,000,000	50,000,000
0.4%, 7/30/2012	40,000,000	40,000,000
0.4%, 8/1/2012	24,650,000	24,650,000
Mizuho Corporate Bank Ltd.:
0.18%, 7/17/2012	50,000,000	50,000,000
0.23%, 7/20/2012	150,000,000	150,000,000
Nordea Bank Finland PLC:
0.25%, 8/10/2012	50,000,000	50,006,176
0.28%, 9/18/2012	108,000,000	107,992,880
0.29%, 9/7/2012	180,000,000	180,000,000
0.34%, 8/13/2012	25,000,000	25,002,683
Rabobank Nederland NV:
0.31%, 8/30/2012	47,500,000	47,503,162
0.35%, 8/16/2012	50,000,000	50,000,638
0.51%, 8/1/2012	70,000,000	70,001,195
0.52%, 9/21/2012	50,000,000	50,001,133
Skandinaviska Enskilda Banken AB:
0.25%, 8/3/2012	92,000,000	92,000,000
0.27%, 7/24/2012	86,704,000	86,704,000
0.47%, 7/18/2012	20,000,000	20,002,076
0.47%, 7/20/2012	42,750,000	42,750,000
0.47%, 7/20/2012	38,000,000	38,000,000
0.49%, 7/9/2012	18,000,000	18,000,000
0.49%, 8/23/2012	200,000,000	200,000,000
Standard Chartered Bank,
0.35%, 9/28/2012	120,000,000	120,000,000
Svenska Handelsbanken AB,
0.245%, 8/13/2012	200,000,000	200,001,194
Total Certificates of Deposit and Bank Notes (Cost $2,251,006,240)		2,251,006,240

Collateralized Mortgage Obligation 0.2%
The Superannuation Members Home Loan Programme, “A1”, Series 2012-1, 0.643%, 3/20/2013 (Cost $38,500,000)	38,500,000	38,500,000

Commercial Paper 34.3%
Issued at Discount** 31.2%
ASB Finance Ltd.,
0.58%, 7/12/2012	60,000,000	59,989,367
Autobahn Funding Co., LLC,
144A, 0.27%, 7/9/2012	48,567,000	48,564,086
Barclays Bank PLC,
0.22%, 7/6/2012	86,944,000	86,941,343
BNZ International Funding Ltd.:
144A, 0.22%, 8/9/2012	28,000,000	27,993,327
144A, 0.58%, 7/12/2012	48,500,000	48,491,405
Coca-Cola Co.:
0.2%, 9/6/2012	25,000,000	24,990,694
0.2%, 9/7/2012	58,800,000	58,777,787
0.23%, 9/5/2012	50,000,000	49,978,917
DBS Bank Ltd.,
144A, 0.26%, 8/29/2012	94,000,000	93,959,946
DnB Bank ASA,
0.305%, 9/11/2012	118,000,000	117,928,020
eBay, Inc.,
144A, 0.17%, 9/19/2012	25,880,000	25,870,223
Erste Abwicklungsanstalt:
0.39%, 9/6/2012	50,000,000	49,963,708
0.4%, 9/5/2012	50,000,000	49,963,333
0.48%, 11/6/2012	50,000,000	49,914,667
0.52%, 12/4/2012	70,000,000	69,842,267
0.54%, 11/9/2012	34,000,000	33,933,190
0.57%, 8/31/2012	15,500,000	15,485,030
0.57%, 1/8/2013	45,000,000	44,863,912
0.58%, 10/18/2012	31,200,000	31,145,209
0.64%, 9/28/2012	20,000,000	19,968,356
0.7%, 9/17/2012	50,000,000	49,924,167
0.7%, 1/11/2013	38,000,000	37,856,656
0.72%, 9/4/2012	29,800,000	29,761,260
0.8%, 8/13/2012	35,000,000	34,966,556
0.83%, 7/23/2012	98,200,000	98,150,191
0.83%, 8/2/2012	45,000,000	44,966,800
General Electric Capital Corp.:
0.23%, 7/13/2012	50,000,000	49,996,167
0.24%, 7/23/2012	60,000,000	59,991,200
0.28%, 7/2/2012	50,000,000	49,999,611
0.31%, 7/9/2012	100,000,000	99,993,111
0.34%, 10/22/2012	100,000,000	99,893,278
0.35%, 10/9/2012	150,000,000	149,854,167
Google, Inc.,
0.11%, 7/12/2012	50,000,000	49,998,319
Gotham Funding Corp.:
144A, 0.2%, 7/5/2012	50,000,000	49,998,889
144A, 0.2%, 7/12/2012	100,000,000	99,993,889
Hannover Funding Co., LLC:
0.499%, 8/7/2012	30,000,000	29,984,583
0.5%, 8/3/2012	43,000,000	42,980,292
0.5%, 8/17/2012	22,500,000	22,485,313
0.51%, 7/9/2012	22,500,000	22,497,450
0.55%, 7/5/2012	30,000,000	29,998,167
ING (U.S.) Funding LLC:
0.35%, 8/21/2012	71,500,000	71,464,548
0.37%, 7/12/2012	60,000,000	59,993,217
0.37%, 7/30/2012	51,000,000	50,984,799
Johnson & Johnson:
144A, 0.1%, 7/9/2012	100,000,000	99,997,778
144A, 0.17%, 9/26/2012	1,076,000	1,075,558
Kells Funding LLC:
144A, 0.3%, 7/25/2012	79,500,000	79,484,100
144A, 0.43%, 8/28/2012	30,000,000	29,979,217
144A, 0.5%, 10/23/2012	23,478,000	23,440,826
144A, 0.51%, 10/5/2012	124,000,000	123,831,360
144A, 0.54%, 10/1/2012	32,500,000	32,455,150
144A, 0.58%, 9/20/2012	14,599,000	14,579,948
144A, 0.58%, 11/2/2012	51,500,000	51,397,114
144A, 0.59%, 8/23/2012	17,500,000	17,484,799
144A, 0.62%, 10/2/2012	43,700,000	43,630,007

June 30, 2012 (unaudited) :: Investment Portfolio :: Cash Management Portfolio :: 17

Commercial Paper, continued

	Principal Amount	Value
144A, 0.62%, 10/15/2012	$46,000,000	$45,916,024
144A, 0.63%, 10/15/2012	90,000,000	89,833,050
144A, 0.65%, 8/3/2012	43,000,000	42,974,379
144A, 0.66%, 8/21/2012	50,000,000	49,953,250
144A, 0.67%, 8/20/2012	50,000,000	49,953,472
144A, 0.67%, 8/21/2012	50,000,000	49,952,542
Kreditanstal Fuer Wiederaufbau,
144A, 0.225%, 7/13/2012	49,000,000	48,996,325
National Australia Funding (Delaware), Inc.,
144A, 0.2%, 8/8/2012	51,000,000	50,989,233
Nestle Finance International Ltd.,
0.19%, 7/11/2012	100,000,000	99,994,722
New York Life Capital Corp.:
144A, 0.17%, 8/13/2012	2,500,000	2,499,492
144A, 0.185%, 8/29/2012	8,725,000	8,722,355
Nieuw Amsterdam Receivables Corp.:
144A, 0.2%, 7/20/2012	70,000,000	69,992,611
144A, 0.225%, 7/19/2012	14,481,000	14,479,371
144A, 0.23%, 7/19/2012	50,000,000	49,994,250
144A, 0.235%, 8/7/2012	121,902,000	121,872,557
Nordea North America, Inc.,
0.58%, 8/16/2012	60,945,000	60,899,833
NRW.Bank:
0.26%, 8/1/2012	44,000,000	43,990,149
0.295%, 8/20/2012	50,000,000	49,979,514
0.315%, 9/6/2012	64,000,000	63,962,480
0.37%, 9/25/2012	25,000,000	24,977,903
Oesterreichische Kontrollbank AG,
0.24%, 9/14/2012	50,000,000	49,975,000
Oversea-Chinese Banking Corp., Ltd.,
0.42%, 10/12/2012	100,000,000	99,879,833
PNC Bank NA,
0.2%, 8/20/2012	100,000,000	99,972,222
Proctor & Gamble Co.:
0.13%, 8/29/2012	50,000,000	49,989,347
0.14%, 7/20/2012	47,000,000	46,996,527
0.14%, 7/30/2012	22,000,000	21,997,519
0.14%, 7/31/2012	100,000,000	99,988,333
Rabobank USA Financial Corp.,
0.34%, 8/2/2012	43,000,000	42,987,004
Regency Markets No. 1 LLC:
144A, 0.2%, 7/12/2012	24,726,000	24,724,413
144A, 0.22%, 7/6/2012	29,501,000	29,500,099
SBAB Bank AB:
144A, 0.47%, 8/29/2012	23,398,000	23,379,977
144A, 0.47%, 9/4/2012	4,000,000	3,996,606
144A, 0.48%, 9/5/2012	24,000,000	23,978,880
144A, 0.51%, 8/1/2012	11,000,000	10,995,169
144A, 0.51%, 8/3/2012	25,000,000	24,988,312
144A, 0.51%, 9/14/2012	22,000,000	21,976,625
144A, 0.58%, 7/13/2012	61,000,000	60,988,207
144A, 0.6%, 7/9/2012	41,995,000	41,989,401
Skandinaviska Enskilda Banken AB:
0.27%, 8/24/2012	71,500,000	71,471,042
0.485%, 7/11/2012	48,500,000	48,493,466
Societe Generale North America, Inc.,
0.2%, 7/2/2012	365,000,000	364,997,972
Standard Chartered Bank:
0.23%, 7/12/2012	100,000,000	99,992,972
0.28%, 7/2/2012	150,000,000	149,998,833
0.36%, 10/9/2012	150,000,000	149,850,000
Starbird Funding Corp.,
144A, 0.2%, 7/2/2012	59,587,000	59,586,669
Straight-A Funding LLC:
144A, 0.18%, 7/9/2012	52,283,000	52,280,909
144A, 0.18%, 7/16/2012	80,000,000	79,994,000
Sumitomo Mitsui Banking Corp.,
0.23%, 7/2/2012	40,500,000	40,499,741
Sydney Capital Corp.,
144A, 0.3%, 9/14/2012	30,000,000	29,981,250
UOB Funding LLC:
0.24%, 9/11/2012	25,000,000	24,988,000
0.26%, 9/19/2012	75,000,000	74,956,667
0.3%, 11/5/2012	24,000,000	23,974,600
Victory Receivables Corp.:
144A, 0.163%, 7/13/2012	40,000,000	39,997,333
144A, 0.2%, 7/5/2012	41,000,000	40,999,089
144A, 0.2%, 8/3/2012	50,000,000	49,990,833
144A, 0.22%, 7/27/2012	50,755,000	50,746,936
144A, 0.23%, 7/10/2012	45,991,000	45,988,356
Walt Disney Co.,
0.09%, 7/2/2012	50,000,000	49,999,875
Westpac Banking Corp.:
0.55%, 8/1/2012	60,000,000	59,971,583
0.56%, 8/14/2012	15,000,000	14,989,733
		6,303,640,119
Issued at Par 3.1%
ASB Finance Ltd.:
144A, 0.49%*, 2/13/2013	71,500,000	71,500,000
144A, 0.645%*, 5/17/2013	65,000,000	65,000,000
144A, 0.688%*, 2/1/2013	37,000,000	36,995,629
Australia & New Zealand Banking Group Ltd.:
144A, 0.295%*, 11/26/2012	136,000,000	136,000,000
144A, 0.295%*, 11/26/2012	52,000,000	51,999,890
BNZ International Funding Ltd.,
144A, 0.646%*, 5/9/2013	24,000,000	24,000,000
Kells Funding LLC,
144A, 0.575%*, 1/17/2013	116,500,000	116,500,000
Westpac Banking Corp.:
144A, 0.525%*, 10/26/2012	25,000,000	25,000,000
144A, 0.55%*, 4/26/2013	90,000,000	90,000,000
		616,995,519
Total Commercial Paper (Cost $6,920,635,638)		6,920,635,638

Government & Agency Obligations 9.4%
Other Government Related 0.1%
JPMorgan Chase & Co., Series 3, FDIC Guaranteed,
0.711%, 12/26/2012	12,485,000	12,524,150

U.S. Government Sponsored Agencies 4.7%
Federal Farm Credit Bank,
0.219%**, 5/23/2013	15,000,000	14,970,117
Federal Home Loan Bank:
0.039%**, 7/25/2012	8,527,000	8,526,773
0.069%**, 8/2/2012	100,000,000	99,993,778
0.097%**, 7/13/2012	100,000,000	99,996,500
0.125%, 3/5/2013	14,095,000	14,085,709
0.15%, 10/23/2012	40,000,000	39,998,423
0.159%**, 11/13/2012	24,000,000	23,985,600
0.17%*, 11/8/2013	20,000,000	19,989,207
0.195%*, 11/4/2013	22,000,000	21,992,523
0.2%**, 6/7/2013	50,000,000	49,905,278
0.2%, 3/6/2013	50,000,000	49,995,556
0.23%, 8/24/2012	15,670,000	15,670,958
0.24%, 4/12/2013	25,000,000	24,997,455
0.27%, 7/6/2012	20,600,000	20,600,003
0.27%, 7/3/2013	35,000,000	35,000,000
Federal Home Loan Mortgage Corp.:
0.118%**, 8/28/2012	60,000,000	59,988,400
0.127%**, 8/7/2012	100,000,000	99,986,639
0.127%**, 8/8/2012	80,000,000	79,989,022
0.129%**, 11/14/2012	40,000,000	39,980,355
0.169%**, 1/9/2013	25,000,000	24,977,333

18 :: Cash Management Portfolio :: Investment Portfolio :: June 30, 2012 (unaudited)

Government & Agency Obligations, continued

	Principal Amount	Value
Federal National Mortgage Association:
0.099%**, 10/15/2012	$66,500,000	$66,480,419
0.158%**, 10/1/2012	10,000,000	9,995,911
0.188%**, 10/1/2012	17,500,000	17,491,503
		938,597,462

U.S. Treasury Obligations 4.6%
U.S. Treasury Bills:
0.062%**, 7/26/2012	1,909,000	1,908,917
0.067%**, 7/19/2012	3,200,000	3,199,892
0.077%**, 8/16/2012	4,250,000	4,249,582
0.086%**, 8/9/2012	250,000	249,977
0.095%**, 8/2/2012	136,000	135,988
0.12%**, 8/16/2012	500,000,000	499,923,333
U.S. Treasury Notes:
0.375%, 9/30/2012	18,000,000	18,011,457
0.625%, 7/31/2012	133,130,000	133,188,096
1.125%, 6/15/2013	50,000,000	50,432,705
1.5%, 7/15/2012	180,000,000	180,097,539
2.75%, 2/28/2013	25,000,000	25,423,977
4.0%, 11/15/2012	19,500,000	19,778,331
		936,599,794
Total Government & Agency Obligations (Cost $1,887,721,406)		1,887,721,406

Short-Term Notes* 10.8%
Bank of Nova Scotia:
0.38%, 12/14/2012	120,000,000	120,000,000
0.4%, 11/9/2012	134,500,000	134,500,000
Bayerische Landesbank,
0.305%, 11/23/2012	40,000,000	40,000,000
Canadian Imperial Bank of Commerce:
0.485%, 4/26/2013	145,000,000	145,000,000
0.515%, 2/7/2013	25,000,000	25,000,000
Commonwealth Bank of Australia:
144A, 0.5%, 3/1/2013	75,000,000	75,000,000
144A, 0.615%, 11/26/2012	20,000,000	20,010,070
General Electric Capital Corp.,
0.595%, 11/1/2012	50,722,000	50,770,693
JPMorgan Chase Bank NA,
0.527%, 12/7/2012	250,000,000	250,000,000
Kommunalbanken AS,
144A, 0.595%, 5/7/2013	40,000,000	40,031,166
National Australia Bank Ltd.:
0.295%, 10/29/2012	29,000,000	29,000,000
0.5%, 3/8/2013	147,000,000	147,000,000
0.549%, 4/9/2013	20,000,000	20,000,000
Nordea Bank Finland PLC,
0.867%, 9/13/2012	70,000,000	70,034,459
Rabobank Nederland NV:
0.392%, 8/16/2012	133,500,000	133,500,000
0.567%, 12/21/2012	74,000,000	74,000,000
144A, 0.605%, 8/16/2014	75,000,000	75,000,000
0.615%, 5/7/2013	1,000,000	1,000,000
0.623%, 1/23/2013	82,000,000	82,000,000
Royal Bank of Canada:
0.55%, 6/4/2013	46,250,000	46,250,000
0.55%, 6/13/2013	110,500,000	110,500,000
Sumitomo Mitsui Banking Corp.,
0.34%, 3/15/2013	106,200,000	106,200,000
Svensk Exportkredit AB,
144A, 0.44%, 5/22/2013	65,000,000	65,000,000
Svenska Handelsbanken AB,
144A, 0.426%, 8/7/2012	80,000,000	80,000,000
Westpac Banking Corp.:
0.57%, 5/9/2013	125,000,000	125,000,000
0.645%, 2/6/2013	49,000,000	49,000,000
144A, 1.015%, 10/23/2012	61,110,000	61,175,808
Total Short-Term Notes (Cost $2,174,972,196)		2,174,972,196

Time Deposits 13.5%
Bank of Montreal,
0.05%, 7/2/2012	524,136,688	524,136,688
DnB Bank ASA,
0.09%, 7/2/2012	850,000,000	850,000,000
National Australia Bank Ltd.,
0.08%, 7/2/2012	129,302,602	129,302,602
Nordea Bank Finland PLC,
0.08%, 7/2/2012	450,000,000	450,000,000
Royal Bank of Canada,
0.12%, 7/2/2012	75,000,000	75,000,000
Skandinaviska Enskilda Banken AB,
0.1%, 7/2/2012	200,000,000	200,000,000
Svenska Handelsbanken AB,
0.1%, 7/2/2012	500,000,000	500,000,000
Total Time Deposits (Cost $2,728,439,290)		2,728,439,290

Municipal Investments 14.2%
Allegheny County, PA, RBC Municipal Products, Inc. Trust Certificates, Series E-16, 144A, 0.18%***, 4/15/2039, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	22,165,000	22,165,000
Arizona, Nuveen Premium Income Municipal Fund, Inc., Series T30017-I, 144A, 0.23%***, 8/1/2014, LIQ: Citibank NA	27,900,000	27,900,000
Austin, TX, Water & Wastewater Systems Revenue, 0.16%***, 5/15/2031, LOC: Bank of Tokyo-Mitsubishi UFJ, Sumitomo Mitsui Banking	25,920,000	25,920,000
Beaver County, PA, Industrial Development Authority, State Electric Co., Series B, 0.16%***, 11/1/2025, LOC: UBS AG	14,500,000	14,500,000
BlackRock Municipal Intermediate Duration Fund, Inc., Series W-7-2871, 144A, AMT, 0.28%***, 3/1/2041, LIQ: JPMorgan Chase Bank NA	30,000,000	30,000,000
BlackRock MuniHoldings New Jersey Quality Fund, Inc., Series W-7-1727, 144A, AMT, 0.43%***, 7/1/2041, LIQ: Bank of America NA	30,000,000	30,000,000
BlackRock MuniHoldings New York Quality Fund, Inc., Series W-7-2436, 144A, AMT, 0.43%***, 7/1/2041, LIQ: Bank of America NA	40,000,000	40,000,000
BlackRock MuniYield Fund, Inc., Series W-7-2514, 144A, AMT, 0.43%***, 7/1/2041, LIQ: Bank of America NA	25,000,000	25,000,000

June 30, 2012 (unaudited) :: Investment Portfolio :: Cash Management Portfolio :: 19

Municipal Investments, continued

	Principal Amount	Value
California, RBC Municipal Products, Inc. Trust, Series E-24, 144A, 0.22%***, Mandatory Put 7/1/2031, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	$9,200,000	$9,200,000
California, Wells Fargo State Trusts:
Series 16C, 144A, 0.19%***, 9/1/2029, LIQ: Wells Fargo Bank NA	42,515,000	42,515,000
Series 72C, 144A, 0.19%***, 8/15/2039, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo & Co.	28,275,000	28,275,000
Series 25C, 144A, 0.19%***, 11/1/2041, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,525,000	9,525,000
Chicago, IL, Midway Airport Revenue, Series A-1, 0.18%***, 1/1/2021, LOC: Bank of Montreal	22,000,000	22,000,000
Chicago, IL, O’Hare International Airport Revenue, Series D, 0.17%***, 1/1/2035, LOC: Barclays Bank	25,000,000	25,000,000
Clark County, NV, Airport Revenue, Series D-2B, 0.17%***, 7/1/2040, LOC: Royal Bank of Canada	65,000,000	65,000,000
Colorado, Housing Finance Authority, Single Family Mortgage Revenue:
“I”, Series B-1, 0.18%***, 5/1/2038, LOC: Fannie Mae, Freddie Mac	18,935,000	18,935,000
“I”, Series A-2, 0.2%***, 5/1/2038, LOC: Fannie Mae, Freddie Mac	10,185,000	10,185,000
Colorado, RBC Municipal Products, Inc. Trust, Series E-25, 144A, AMT, 0.21%***, 11/15/2025, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	10,000,000	10,000,000
Colorado, State Educational & Cultural Facilities Authority Revenue, Southeastern California Projects, 0.29%***, 6/1/2038, LOC: Bank of America NA	32,330,000	32,330,000
Colorado, Wells Fargo Stage Trust, Series 42C, 144A, AMT, 0.19%***, 11/15/2023, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,835,000	9,835,000
Eagle Tax- Exempt Trust, 144A, AMT, 0.23%***, 4/15/2049, LIQ: Federal Home Loan Bank	14,960,000	14,960,000
Florida, Capital Trust Agency Housing Revenue, Atlantic Housing Foundation, Series A, 0.18%***, 7/15/2024, LIQ: Fannie Mae	19,000,000	19,000,000
Florida, Development Finance Corp., Enterprise Board Industrial Development Program, Out of Door Academy, 0.19%***, 7/1/2038, LOC: Northern Trust Co.	12,910,000	12,910,000
Georgia, Main Street Natural Gas, Inc., Gas Revenue, Series A, 0.18%***, 8/1/2040, SPA: Royal Bank of Canada	84,890,000	84,890,000
Georgia, Private Colleges & Universities Authority Revenue, Mercer University Project, Series A, 0.18%***, 10/1/2036, LOC: Branch Banking & Trust	7,680,000	7,680,000
Hawaii, State Department of Budget & Finance Special Purpose Revenue, Series 2135, 144A, AMT, 0.18%***, 3/1/2037, GTY: Wells Fargo & Co., INS: FGIC, LIQ: Wells Fargo & Co.	19,485,000	19,485,000
Hawaii, Wells Fargo Stage Trust, Series 54C, 144A, 0.19%***, 4/1/2029, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,240,000	9,240,000
Highlands County, FL, Health Facilities Authority, Adventist Health System, Series F, 0.15%***, 11/15/2035, LOC: Wells Fargo Bank NA	60,650,000	60,650,000
Houston, TX, Airport Systems Revenue, 0.17%***, 7/1/2030, LOC: Barclays Bank PLC	8,000,000	8,000,000
Houston, TX, Utility Systems Revenue, Series D-1, 0.21%***, 5/15/2034, INS: AGMC, LOC: JPMorgan Chase Bank NA	44,000,000	44,000,000
Houston, TX, Water & Sewer Systems Revenue, Series 27TPZ, 144A, 0.18%***, 12/1/2028, INS: AGMC, LIQ: Wells Fargo Bank NA, LOC: Wells Fargo Bank NA	16,250,000	16,250,000
Illinois, State Finance Authority Revenue, Methodist Medical Center, Series B, 0.17%***, 11/15/2041, LOC: PNC Bank NA	10,000,000	10,000,000
Illinois, Wells Fargo Stage Trust, Series 50C, 144A, 0.19%***, 11/15/2035, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,110,000	9,110,000
Indiana, State Development Finance Authority, Republic Services, Inc., 0.17%***, 11/1/2035, LOC: JPMorgan Chase Bank NA	10,200,000	10,200,000
Indiana, State Finance Authority Hospital Revenue, Parkview Health Systems, Series D, 0.17%***, 11/1/2039, LOC: Wells Fargo Bank NA	25,495,000	25,495,000
Indiana, State Finance Authority, Hospital Revenue, Indiana University Health, Series K, 0.19%***, 3/1/2033, LOC: JPMorgan Chase Bank NA	19,595,000	19,595,000
Indiana, State Municipal Power Agency, Series A, 0.2%***, 1/1/2018, LOC: Citibank NA	3,800,000	3,800,000
Indiana, Wells Fargo Stage Trust, Series 41C, 144A, 0.19%***, 1/1/2021, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	16,715,000	16,715,000

20 :: Cash Management Portfolio :: Investment Portfolio :: June 30, 2012 (unaudited)

Municipal Investments, continued

	Principal Amount	Value
Iowa, State Finance Authority, Health Facilities Revenue, State Health Systems, Series B, 0.17%***, 2/15/2035, LOC: JPMorgan Chase Bank NA	$10,240,000	$10,240,000
Iowa, State Finance Authority, Single Family Mortgage, Series C, AMT, 0.2%***, 1/1/2036, SPA: State Street Bank & Trust Co.	6,600,000	6,600,000
Jeffersontown, KY, Lease Program Revenue, State League of Cities Funding Trust, 0.17%***, 3/1/2030, LOC: U.S. Bank NA	2,350,000	2,350,000
Johnson City, TN, Health & Educational Facilities Board Hospital Revenue, Series B3, 0.23%***, 7/1/2033, LOC: Mizuho Corporate Bank	8,850,000	8,850,000
Johnson City, TN, Health & Educational Facilities Board Hospital Revenue, Mountain States Health Alliance, Series A, 144A, 0.19%***, 7/1/2038, LOC: U.S. Bank NA	4,415,000	4,415,000
Kentucky, State Housing Corp. Revenue, Series O, 0.2%***, 1/1/2036, SPA: State Street Bank & Trust Co.	18,160,000	18,160,000
Kentucky, State Housing Corp., Housing Revenue, Series F, AMT, 0.17%***, 7/1/2029, SPA: PNC Bank NA	20,540,000	20,540,000
Lee County, FL, Industrial Development Authority, Hope Hospice Project, 0.19%***, 10/1/2027, LOC: Northern Trust Co.	20,300,000	20,300,000
Los Angeles County, CA, Multi-Family Housing Authority Revenue, Canyon Country Villas Project, Series H, 0.16%***, 12/1/2032, LIQ: Freddie Mac	10,650,000	10,650,000
Los Angeles, CA, Wastewater Systems Revenue, Series B, 0.14%***, 6/1/2028, LOC: JPMorgan Chase Bank NA	23,590,000	23,590,000
Louisiana, St. James Parish Pollution Control Revenue, Texaco, Inc., Series B, 0.15%***, 7/1/2012, GTY: Chevron Corp.	16,500,000	16,500,000
Louisiana, Wells Fargo Stage Trust, Series 11C, 144A, 0.19%***, 5/1/2045, LIQ: Wells Fargo Bank NA	17,295,000	17,295,000
Louisville & Jefferson County, KY, Metropolitan Government Health Systems Revenue, Norton Healthcare, Inc., Series B, 0.16%***, 10/1/2039, LOC: JPMorgan Chase Bank NA	9,100,000	9,100,000
Maine, State Housing Authority, Mortgage Revenue, Series E-2, AMT, 0.19%***, 11/15/2041, SPA: State Street Bank & Trust Co.	8,000,000	8,000,000
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Contract Assiatance, Series A-4, 0.15%***, 1/1/2039, SPA: Barclays Bank PLC	90,045,000	90,045,000
Massachusetts, State Development Finance Agency Revenue, The Fay School, Inc., 0.16%***, 4/1/2038, LOC: TD Bank NA	5,260,000	5,260,000
Massachusetts, State Development Finance Agency Revenue, YMCA of Greater Worcester, 0.17%***, 9/1/2041, LOC: TD Bank NA	11,550,000	11,550,000
Massachusetts, State Water Resources Authority, Series C-2, 0.15%***, 11/1/2026, SPA: Barclays Bank PLC	20,200,000	20,200,000
Michigan, Finance Authority, School Loan:
Series B, 0.2%***, 9/1/2050, LOC: PNC Bank NA	25,000,000	25,000,000
Series C, 0.2%***, 9/1/2050, LOC: Bank of Montreal	21,000,000	21,000,000
Michigan, Higher Education Facilities Authority Revenue, Limited Obligation, Hope College, Series B, 0.17%***, 4/1/2032, LOC: PNC Bank NA	16,855,000	16,855,000
Michigan, RBC Municipal Products, Inc. Trust:
Series L-23, 144A, AMT, 0.21%***, 3/1/2028, INS: AMBAC, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	31,000,000	31,000,000
Series L-25, 144A, AMT, 0.21%***, 9/1/2033, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	66,745,000	66,745,000
Michigan, State Building Authority, Facilities Program, Series II-B, 0.16%***, 10/15/2043, LOC: JPMorgan Chase Bank NA	6,450,000	6,450,000
Michigan, State Strategic Fund Ltd. Obligation Revenue, Kroger Co., Recovery Zone Facility, 0.18%***, 1/1/2026, LOC: Bank of Tokyo-Mitsubishi UFJ	9,500,000	9,500,000
Michigan, Wells Fargo Stage Trust, Series 90C, 144A, 0.19%***, 7/1/2035, LIQ: Wells Fargo Bank NA	14,510,000	14,510,000
Minnesota, RBC Municipal Products, Inc. Trust, Series E-19, 144A, 0.18%***, 6/13/2013, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	10,000,000	10,000,000
Minnesota, State Housing Finance Agency, Residential Housing Finance, Series C, AMT, 0.18%***, 7/1/2048, LIQ: Federal Home Loan Bank	8,000,000	8,000,000
Minnesota, State Office of Higher Education Revenue, Supplementary Student, Series A, 0.18%***, 12/1/2043, LOC: U.S. Bank NA	11,500,000	11,500,000

June 30, 2012 (unaudited) :: Investment Portfolio :: Cash Management Portfolio :: 21

Municipal Investments, continued

	Principal Amount	Value
Mississippi, Business Finance Corp., Gulf Opportunity Zone, Chevron U.S.A., Inc., Series E, 0.15%***, 12/1/2030, GTY: Chevron Corp.	$51,765,000	$51,764,763
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc.:
Series B, 0.15%***, 12/1/2030, GTY: Chevron Corp.	15,580,000	15,580,000
Series K, 0.15%***, 11/1/2035, GTY: Chevron Corp.	10,995,000	10,995,000
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board, Multi-Family Housing, Weatherly Ridge Apartments, Series A, AMT, 0.2%***, 12/1/2041, LOC: U.S. Bank NA	3,000,000	3,000,000
New Hampshire, State Health & Education Facilities Authority Revenue, Higher Education Loan Corp., Series A, 0.18%***, 12/1/2032, LOC: Royal Bank of Canada	22,454,000	22,454,000
New Jersey, State Health Care Facilities Financing Authority Revenue, Saint Barnabas Health, Series C, 0.19%***, 7/1/2038, LOC: JPMorgan Chase Bank NA	21,495,000	21,495,000
New Mexico, Educational Assistance Foundation, Series A-1, AMT, 0.2%***, 4/1/2034, LOC: Royal Bank of Canada	16,370,000	16,370,000
New Mexico, Wells Fargo Stage Trust, Series 40C, 144A, 0.19%***, 8/1/2039, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,265,000	9,265,000
New York, State Dormitory Authority Revenues, Non State Supported Debt, Series 47C, 144A, 0.19%***, 7/1/2050, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	20,595,000	20,595,000
New York, State Housing Finance Agency Revenue, 88 Leonard Street, Series A, 144A, 0.29%***, 11/1/2037, LOC: Landesbank Hessen-Thuringen	11,750,000	11,750,000
New York, Triborough Bridge & Tunnel Authority Revenues, Series B-2B, 0.17%***, 1/1/2032, LOC: California State Teacher’s Retirement System	29,300,000	29,300,000
New York, Wells Fargo Stage Trust Various States, Series 11C, 144A, 0.19%***, 11/15/2037, LIQ: Wells Fargo Bank NA	15,110,000	15,110,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution, Series AA-1, 0.16%***, 6/15/2032	50,000,000	50,000,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series A-1, 0.14%***, 6/15/2044, SPA: Mizuho Corporate Bank	57,335,000	57,335,000
Series TR-T30001-I, 144A, 0.23%***, 6/15/2044, LIQ: Citibank NA	8,000,000	8,000,000
New York, NY, General Obligation:
Series E, 0.13%***, 8/1/2034,
LOC: Bank of America NA	89,200,000	89,200,000
Series G-6, 0.16%***, 4/1/2042, LOC: Mizuho Corporate Bank	142,000,000	142,000,000
North Carolina, State Capital Facilities Finance Agency, Educational Facilities Revenue, Salem Academy & College, 0.19%***, 8/1/2030, LOC: Branch Banking & Trust	7,135,000	7,135,000
Nuveen Dividend Advantage Municipal Fund, Series T30017-I, 144A, 0.23%***, 8/1/2014, LIQ: Citibank NA	70,300,000	70,300,000
Nuveen Select Quality Municipal Fund, Inc., Series 1-2525, 144A, AMT, 0.3%***, 5/1/2041, LIQ: Barclays Bank PLC	40,000,000	40,000,000
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series N, AMT, 0.22%***, 9/1/2036, SPA: State Street Bank & Trust Co.	68,405,000	68,405,000
Ohio, Wells Fargo Stage Trust, Series 12C, 144A, 0.19%***, 3/1/2031, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	26,050,000	26,050,000
Oklahoma, Wells Fargo Stage Trust, Series 67C, 144A, 0.19%***, 9/1/2037, LIQ: Wells Fargo Bank NA	14,415,000	14,415,000
Philadelphia, PA, Authority for Industrial Development, Series B-3, 0.15%***, 10/1/2030, LOC: PNC Bank NA	10,655,000	10,655,000
Port Authority of New York & New Jersey, Series ZZ, 1.0%, 12/1/2012	99,450,000	99,739,592
Raleigh Durham, NC, Airport Authority Revenue, Series C, 0.17%***, 5/1/2036, LOC: U.S. Bank NA	10,365,000	10,365,000
Salem, OR, Hospital Facility Authority Revenue, Salem Hospital Project, Series C, 0.25%***, 8/15/2036, LOC: Bank of America NA	12,500,000	12,500,000
San Jose, CA, Financing Authority:
Series E2, 0.18%***, 6/1/2025, LOC: U.S. Bank NA	11,860,000	11,860,000
Series F, 0.2%***, 6/1/2034, LOC: Bank of America NA	58,315,000	58,315,000
San Jose, CA, Financing Authority Lease Revenue, Ice Center, Series E1, 0.2%***, 6/1/2025, LOC: Bank of America NA	11,870,000	11,870,000
South Carolina, State Jobs-Economic Development Authority, Economic Development Revenue, Goodwill Industries of Upper South Carolina, Inc., 0.19%***, 9/1/2028, LOC: Branch Banking & Trust	5,935,000	5,935,000

22 :: Cash Management Portfolio :: Investment Portfolio :: June 30, 2012 (unaudited)

Municipal Investments, continued

	Principal Amount	Value
Sweetwater County, WY, Pollution Control Revenue, PacifiCorp Project, Series A, 0.17%***, 7/1/2015, LOC: Barclays Bank PLC	$31,600,000	$31,600,000
Texas, Capital Area Housing Finance Corp., Cypress Creek at River Apartments, AMT, 0.21%***, 10/1/2039, LOC: Citibank NA	10,790,000	10,790,000
Texas, State General Obligation:
Series B, AMT, 0.18%***, 6/1/2038, SPA: JPMorgan Chase Bank NA	42,005,000	42,005,000
Series E, 0.21%***, 12/1/2026, SPA: JPMorgan Chase Bank NA	19,000,000	19,000,000
Texas, Tax & Revenue Anticipation Notes:
Series 3945, 144A, 0.18%***, 8/30/2012, LIQ: JPMorgan Chase & Co.	70,100,000	70,100,000
Series 3964, 144A, 0.18%***, 8/30/2012, LIQ: JPMorgan Chase & Co.	98,175,000	98,175,000
Texas, Wells Fargo Stage Trust, Series 20C, 144A, AMT, 0.24%***, 5/1/2038, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	16,120,000	16,120,000
Troy, NY, Capital Resource Corp. Revenue, Series 4C, 144A, 0.19%***, 9/1/2040, LIQ: Wells Fargo Bank NA	20,000,000	20,000,000
Tulsa, OK, Airports Improvement Trust, Special Facility Revenue, Bizjet International Sales & Support, Inc., 144A, AMT, 0.22%***, 8/1/2018, LOC: Landesbank Hessen-Thuringen	10,120,000	10,120,000
University of Illinois, Health Services Facilities Systems, 0.18%***, 10/1/2026, LOC: JPMorgan Chase Bank NA	11,100,000	11,100,000
University of New Mexico, Systems Improvement Revenues, 0.18%***, 6/1/2026, SPA: JPMorgan Chase Bank NA	31,980,000	31,980,000
Volusia County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Cape Morris Cove Apartments, Series A, AMT, 0.21%***, 10/15/2042, LOC: JPMorgan Chase Bank NA	6,140,000	6,140,000
Washington, State Housing Finance Commission, Rolling Hills Apartments Project, Series A, 144A, AMT, 0.21%***, 6/15/2037, LIQ: Fannie Mae	6,125,000	6,125,000
Washington, Wells Fargo Stage Trust, Series 21C, 144A, 0.19%***, 12/1/2037, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo & Co.	10,355,000	10,355,000
Wayne County, MI, Airport Authority Revenue, Detroit Metropolitan Airport, Series E1, AMT, 0.19%***, 12/1/2028, LOC: JPMorgan Chase Bank NA	25,000,000	25,000,000
Wisconsin, Housing & Economic Development Authority, Home Ownership Revenue, Series B, 0.18%***, 3/1/2033, LOC: Fannie Mae, Freddie Mac	13,190,000	13,190,000
Total Municipal Investments (Cost $2,858,028,355)		2,858,028,355

Repurchase Agreements 4.9%
BNP Paribas, 0.19%, dated 6/29/2012, to be repurchased at $230,003,642 on 7/2/2012(a)	230,000,000	230,000,000
Credit Suisse Securities (U.S.A.) LLC, 0.42%, dated 6/12/2012, to be repurchased at $156,063,700 on 7/17/2012(b)	156,000,000	156,000,000
JPMorgan Securities, Inc., 0.22%, dated 6/29/2012, to be repurchased at $50,000,917 on 7/2/2012(c)	50,000,000	50,000,000
Merrill Lynch & Co., Inc., 0.16%, dated 6/29/2012, to be repurchased at $463,006,173 on 7/2/2012(d)	463,000,000	463,000,000
Morgan Stanley & Co., Inc., 0.25%, dated 6/29/2012, to be repurchased at $100,002,083 on 7/2/2012(e)	100,000,000	100,000,000
Total Repurchase Agreements (Cost $999,000,000)		999,000,000

	% of Net Assets
Total Investment Portfolio ($19,858,303,125)[	98.4	19,858,303,125
Other Assets and Liabilities, Net	1.6	329,900,939
Net Assets	100.0	$20,188,204,064

*

Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of June 30, 2012.

**	Annualized yield at time of purchase; not a coupon rate.
***

Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of June 30, 2012.

[	The cost for federal income tax purposes was $19,858,303,125.

(a)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
86,755,506	Federal Home Loan Mortgage Corp.	4.5–5	3/1/2037–5/1/2041	93,462,011
131,783,501	Federal National Mortgage Association	4–4.5	7/1/2041–3/1/2042	143,437,989
Total Collateral Value				236,900,000

June 30, 2012 (unaudited) :: Investment Portfolio :: Cash Management Portfolio :: 23

(b)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
12,870,000	BM&FBovespa SA	5.5	7/16/2020	13,962,699
322,000	BMC Software, Inc.	7.25	6/1/2018	390,198
96,000	Camden Property Trust	5.7	5/15/2017	108,798
23,600,000	CBS Corp.	4.85–8.875	5/15/2019–7/1/2042	26,910,532
1,775,000	Cenovus Energy, Inc.	5.7	10/15/2019	2,148,782
409,000	CenterPoint Energy Resources Corp.	5.85–6.0	5/15/2018–1/15/2041	507,165
452,000	Charles Schwab Corp.	7.0	2/1/2022	499,008
99,999	Continental Airlines 1998-1 Class A Pass Through Trust	6.648	9/15/2017	42,406
19,958,000	Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	1/2/2023	9,688,082
200,000	Deutsche Telekom International Finance BV	2.25–3.125	4/11/2016–3/6/2017	201,230
9,864,000	Dr Pepper Snapple Group, Inc.	6.12	5/1/2013	10,569,277
3,389,000	Eastman Chemical Co.	2.4	6/1/2017	3,434,786
715,000	HJ Heinz Co.	1.5–5.35	7/15/2013–3/1/2017	762,464
15,906,000	NBCUniversal Media LLC	2.1–6.4	4/1/2014–4/1/2041	18,238,012
7,025,000	Prudential Financial, Inc.	8.875	6/15/2038	8,345,407
1,508,000	Santander Holdings U.S.A., Inc.	4.625	4/19/2016	1,482,956
4,931,000	SunTrust Bank	5.0	9/1/2015	5,291,796
12,249,000	Time Warner Cable, Inc.	6.75	6/15/2039	15,066,637
31,196,000	Time Warner, Inc.	4.7–5.875	11/15/2016–1/15/2021	35,961,686
2,845,000	UBS AG	5.875	7/15/2016	3,071,103
1,984,000	Universal City Development Partners Ltd.	8.875	11/15/2015	2,181,060
3,125,000	U.S. Airways 1999-1A Pass Through Trust	8.36	1/20/2019	967,723
750,000	XL Group PLC	6.375	11/15/2024	848,206
Total Collateral Value				160,680,013

(c)	Collateralized by $67,870,000 SLM Student Loan Trust, with the various coupon rates from 0.738–0.868%, with the various maturity dates of 6/15/2033–12/15/2039 with a value of $52,000,767.
(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
149,186,976	Federal Home Loan Mortgage Corp.	2.362–3.411	7/1/2036–5/1/2042	156,827,924
298,885,119	Federal National Mortgage Association	2.276–5.953	11/1/2034–7/1/2042	315,432,078
Total Collateral Value				472,260,002

(e)	Collateralized by $96,255,165 Federal Home Loan Mortgage Corp., with the various coupon rates from 3–5.5%, with the various maturity dates of 6/1/2027–6/1/2042 with a value of $103,000,000.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMBAC: Ambac Financial Group, Inc.

AMT: Subject to alternative minimum tax.

FDIC: Federal Deposit Insurance Corp.

FGIC: Financial Guaranty Insurance Co.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

SPA: Standby Bond Purchase Agreement

24 :: Cash Management Portfolio :: Investment Portfolio :: June 30, 2012 (unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of June 30, 2012 in valuing the Portfolio’s investments. For information on the Portfolio’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (f)	$—	$18,859,303,125	$—	$18,859,303,125
Repurchase Agreements	—	999,000,000	—	999,000,000
Total	$—	$19,858,303,125	$—	$19,858,303,125

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended June 30, 2012.

(f)  See Investment Portfolio for additional detailed categorizations.

Financial Statements :: Cash Management Portfolio :: 25

Statement of Assets and Liabilities
as of June 30, 2012 (unaudited)

ASSETS
Investments in non-affiliated securities, valued at amortized cost	$19,858,303,125
Cash	7,211
Receivable for investments sold	429,276,000
Interest receivable	14,488,762
Other assets	87,885
TOTAL ASSETS	20,302,162,983

LIABILITIES
Payable for investments purchased	111,416,543
Accrued management fee	1,777,132
Accrued Trustees’ fees	58,675
Other accrued expenses and payables	706,569
TOTAL LIABILITIES	113,958,919
NET ASSETS, AT VALUE	$20,188,204,064

Statement of Operations
For the Six Months Ended June 30, 2012 (unaudited)

INVESTMENT INCOME
Income:
Interest	$31,436,953

EXPENSES:
Management fee	13,701,556
Administration fee	3,243,575
Custodian fee	113,414
Professional fees	111,522
Reports to shareholders	9,827
Trustees’ fees and expenses	420,975
Other	399,385
Total expenses before expense reductions	18,000,254
Expense reductions	(2,860,780)
TOTAL EXPENSES AFTER EXPENSE REDUCTIONS	15,139,474
NET INVESTMENT INCOME	16,297,479
Net realized gain (loss) from investments	97,447
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$16,394,926

See accompanying notes to the financial statements.

26 :: Cash Management Portfolio :: Financial Statements

Statement of Changes in Net Assets

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$16,297,479	$26,532,657
Net realized gain (loss)	97,447	1,557,847
Net increase (decrease) in net assets resulting from operations	16,394,926	28,090,504

CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
Proceeds from capital invested	108,122,638,056	230,841,771,646
Value of capital withdrawn	(108,735,005,593)	(244,517,559,931)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(612,367,537)	(13,675,788,285)
INCREASE (DECREASE) IN NET ASSETS	(595,972,611)	(13,647,697,781)
Net assets at beginning of period	20,784,176,675	34,431,874,456
Net assets at end of period	$20,188,204,064	$20,784,176,675

See accompanying notes to the financial statements.

Financial Highlights :: Cash Management Portfolio :: 27

	Six Months Ended June 30, 2012 (unaudited)		Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008	Year Ended Dec. 31, 2007
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
Net assets, end of period ($ millions)	20,188		20,784	34,432	42,466	29,653	33,739
Ratio of expenses before expense reductions (%)	.17	*	.16	.17	.16	.17	.17
Ratio of expenses after expense reductions (%)	.14	*	.15	.16	.14	.13	.14
Ratio of net investment income (%)	.15	*	.10	.16	.43	2.85	5.14
Total Return (%)(a),(b)	.08	**	.11	.17	.48	2.81	5.31

(a)	Total return would have been lower had certain expenses not been reduced.
(b)	Total return for the Portfolio was derived from the performance of Cash Reserves Fund Institutional.
*	Annualized
**	Not annualized

See accompanying notes to the financial statements.

28 :: Cash Management Portfolio :: Notes to Financial Statements :: June 30, 2012 (unaudited)

A. Organization and Significant Accounting Policies

Cash Management Portfolio (the “Portfolio’’) is registered under the Investment Company Act of 1940, as amended (the “1940 Act’’), as an open-end management investment company organized as a New York trust.

The Portfolio is a master fund. A master/feeder fund structure is one in which a fund (a “feeder fund”), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund”) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio may have several feeder funds, including affiliated DWS feeder funds, with a significant ownership percentage of the Portfolio’s net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of June 30, 2012, Cash Management Fund, Cash Reserves Fund Institutional, Cash Reserves Fund — Prime Series and DWS Money Market Series owned approximately 12%, 10%, 5% and 71%, respectively, of the Portfolio.

The Portfolio’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Repurchase Agreements. The Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Portfolio, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio’s claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. The Portfolio is considered a Partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

It is intended that the Portfolio’s assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.

The Portfolio has reviewed the tax positions for the open tax years as of December 31, 2011 and has determined that no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Distributions of income and capital gains from investment companies are recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

The Portfolio makes an allocation of its net investment income and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.

B. Fees and Transactions with Affiliates

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc.

June 30, 2012 (unaudited) :: Notes to Financial Statements :: Cash Management Portfolio :: 29

(“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio.

Under the Investment Management Agreement, the Portfolio pays the Advisor a monthly management fee based on its average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $3.0 billion of the Portfolio’s average daily net assets	.1500%
Next $4.5 billion of such net assets	.1325%
Over $7.5 billion of such net assets	.1200%

The Advisor has voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.14% of the Fund’s average daily net assets. The waiver may be changed or terminated at anytime without notice.

For the six months ended June 30, 2012, the Advisor waived a portion of its management fee aggregating $2,860,780, and the amount charged aggregated $10,840,776, which was equivalent to an annualized effective rate of 0.10% of the Portfolio’s average daily net assets.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays the Advisor an annual fee (“Administration Fee”) of 0.03% of the Portfolio’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2012, the Administration Fee was $3,243,575, of which $518,382 is unpaid.

Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain regulatory filing services to the Portfolio. For the six months ended June 30, 2012, the amount charged to the Portfolio by DIMA included in the Statement of Operations under “reports to shareholders” aggregated $1,273, all of which is unpaid.

Trustees’ Fees and Expenses. The Portfolio paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

C. Line of Credit

The Portfolio and other affiliated funds (the “Participants”) share in a $375 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. The Portfolio had no outstanding loans at June 30, 2012.

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P.O. Box 182800
Columbus, OH 43218-2800

ProFunds®

Post Office Mailing Address for Investments
P.O. Box 182800
Columbus, OH 43218-2800

Phone Numbers
For Individual Investors Only: 888-776-3637
Institutions and Financial Professionals Only: 888-776-5717 Or: (614) 470-8122
Fax Number: (800) 782-4797
Website Address: profunds.com

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each ProFund, visit profunds.com.

A description of the policies and procedures that the ProFunds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling toll-free 888-776-3637; (ii) on the ProFunds’ website at profunds.com; and (iii) on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the ProFunds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge by calling toll-free 888-776-3637; (ii) on the Profunds’ website at profunds.com; and (iii) on the Commission’s website at sec.gov.

ProFunds files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Funds in this report are available without charge on the Commission’s website at sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

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Item 2. Code of Ethics.

Not applicable — only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable — only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable — only for annual reports.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.    Investments.

(a)           Not applicable

(b)         Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)  File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)  Not applicable — only for annual reports.

(a)(2)  Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)  Not applicable.

(b)  Certifications pursuant to Rule 30a-2(b) are furnished hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	August 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Louis M. Mayberg
Louis M. Mayberg, President and Principal Executive Officer

Date	August 15, 2012

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	August 15, 2012

* Print the name and title of each signing officer under his or her signature.